UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York, NY 10019
(Address of principal executive offices) (Zip code)

Direxion Shares ETF Trust

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York, NY 10019
(Name and address of agent for service)

1-800-851-0511

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”), is filed herewith.

Direxion Auspice Broad Commodity Strategy ETF
COM (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Auspice Broad Commodity Strategy ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Auspice Broad Commodity Strategy ETF	$71	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Auspice Broad Commodity Strategy ETF seeks investment results, before fees and expenses, that track the Auspice Broad Commodity Index. The Auspice Broad Commodity Index is a rules-based long/flat broad commodity index that seeks to capture the majority of the commodity upside returns, while seeking to mitigate downside risk. The Index is made up of a diversified portfolio of 12 commodities futures contracts (Silver, Gold, Copper, Heating Oil, Natural Gas, Gasoline, Crude Oil, Wheat, Soybeans, Corn, Cotton, and Sugar) that based on price trends can individually be Long or Flat (in Cash).
Over the Annual Period, the index reflected a mixed but generally constructive backdrop for commodities as markets reacted to shifting growth expectations, supply changes, and geopolitical events. Energy contracts were influenced by production decisions from major exporters, inventory trends, and evolving demand for transportation fuels and petrochemicals. Precious and industrial metals responded to changing interest-rate expectations, currency moves, and manufacturing activity across major economies. Agricultural contracts were driven by planting and harvest outcomes, weather patterns, and export demand. The index’s tactical methodology captured these cross-currents by emphasizing commodities exhibiting more persistent price trends.
For the Annual Period, the Auspice Broad Commodity Index returned 0.11% and had volatility of 8.69%. Given the calendar month investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Auspice Broad Commodity Strategy ETF returned 3.62%, while the model provided a return of 0.11%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Auspice Broad Commodity Strategy ETF	PAGE 1	TSR-AR-25460E307

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/30/2017)
Direxion Auspice Broad Commodity Strategy ETF NAV	3.62	10.77	5.63
S&P 500® Index	21.45	17.64	15.09
Auspice Broad Commodity Index	0.11	8.37	3.62
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$174,954,099
Number of Holdings	8
Net Advisory Fee	$1,111,629
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Futures Contracts	60.8%
Total (as % of net assets)	60.8%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Security Type	(%)
Short-Term Investments and Other Assets	96.4%
Futures Contracts	3.6%

Top Holdings	(%)
Dreyfus Government Cash Management Institutional Shares	96.9%
Silver December 2025 Futures	1.5%
Gold December 2025 Futures	0.8%
Copper December 2025 Futures	0.7%
Gasoline RBOB November 2025 Futures	0.5%
WTI Crude November 2025 Futures	0.1%
NY Harbor ULSD May 2026 Futures	0.0%
Soybean November 2026 Futures	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
Direxion Auspice Broad Commodity Strategy ETF	PAGE 2	TSR-AR-25460E307

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Auspice Broad Commodity Strategy ETF	PAGE 3	TSR-AR-25460E307

Direxion HCM Tactical Enhanced US ETF
HCMT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion HCM Tactical Enhanced US ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion HCM Tactical Enhanced US ETF	$126	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion HCM Tactical Enhanced US ETF is actively managed and seeks to provide enhanced returns across multiple market cycles that are broadly correlated to the U.S. equity markets. The Fund uses a proprietary quantitative investment model based on the HCM-BuyLine® developed by the Fund’s subadviser, Howard Capital Management, Inc., to determine the Fund’s allocation to U.S. equity securities and/or cash and cash equivalents (i.e., U.S. money market funds, U.S. government securities and/or similar securities). The Fund will invest in, or have exposure to, U.S. equity securities in order to achieve capital appreciation, or will invest in cash or cash equivalents in order to attempt to preserve capital during market downturns. When the Model indicates a change in market trends, the Fund may be invested in a combination of U.S. equities and cash or cash equivalents. When allocated to U.S. equities, the Fund will seek leveraged exposure of its net assets through investments in derivatives, such as swaps, in order to achieve enhanced returns.
When the Fund is allocated to U.S. equity securities, it will have approximately the following daily exposures: 80% to the securities of the S&P 500® Index, up to 80% exposure to all of the securities of the NASDAQ-100 Index, and up to 40% exposure to the securities of a specific sector or industry. The Fund will utilize leverage to achieve total exposure of up to 200% of the Fund’s net assets to these allocations.
Over the Annual Period, the Direxion HCM Tactical Enhanced US ETF positioning reflected a dynamic approach to equity allocation that responded to changing market trends, momentum signals, and sector strength. The Fund’s model allocated to equities when the trend indicators favored risk-on environments, and shifted toward cash or cash equivalents during periods of weakening breadth or momentum. Within its equity allocation, the Fund combined broad market exposure (via the S&P 500® and NASDAQ-100®) with a tactical sector or industry weighting intended to capture shorter-term leadership shifts. The use of leverage amplified the Fund’s exposure during equity-upturn phases, while cash allocations helped mitigate downside exposure. Portfolio implementation included derivative instruments and swaps to achieve the target exposures. The Fund’s flexible framework allowed management to adjust daily to signals from the model rather than being restricted to static benchmarks. Overall, the Fund’s results during the Annual Period were driven by the subadviser’s model interpretation of trend, sector rotation, and market-risk environment.
For the Annual Period, the S&P 500® Index returned 21.45%, while the Fund returned 19.49%.
Direxion HCM Tactical Enhanced US ETF	PAGE 1	TSR-AR-25461A726

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/22/2023)
Direxion HCM Tactical Enhanced US ETF NAV	19.49	24.05
S&P 500® Index	21.45	22.62
NASDAQ-100 Index	30.95	27.38
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$602,666,083
Number of Holdings	509
Net Advisory Fee	$4,887,550
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	103.4%
Common Stocks	79.7%
Total (as % of net assets)	183.1%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Security Type	(%)
Common Stocks	79.7%
Total Return Swap Contracts	16.2%
Short-Term Investments and Other Assets	4.1%

Top Holdings	(%)
Dreyfus Treasury Securities Cash Management Institutional Shares	15.6%
Invesco QQQ Trust Series 1 total return swap	10.7%
NVIDIA Corp.	6.7%
Apple, Inc.	5.5%
Technology Select Sector SPDR Fund total return swap	5.4%
Microsoft Corp.	5.3%
Amazon.com, Inc.	3.2%
Dreyfus Government Cash Management Institutional Shares	2.8%
Broadcom, Inc.	2.4%
Alphabet, Inc. Class A	2.2%
Direxion HCM Tactical Enhanced US ETF	PAGE 2	TSR-AR-25461A726

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion HCM Tactical Enhanced US ETF	PAGE 3	TSR-AR-25461A726

Direxion NASDAQ-100® Equal Weighted Index Shares
QQQE (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion NASDAQ-100® Equal Weighted Index Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion NASDAQ-100® Equal Weighted Index Shares	$38	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion NASDAQ-100 Equal Weighted Index Shares seeks investment results, before fees and expenses, that track the NASDAQ-100 Equal Weighted Index. The NASDAQ-100® Equal Weighted Index (NETR) includes 100 of the largest non-financial securities listed on NASDAQ®, but instead of being weighted by market capitalization, each of the constituents is initially set at 1.00%. The index is reviewed and adjusted annually in December, but replacements may be made any time throughout the year. The index is rebalanced quarterly in March, June, September and December.
During the Annual Period, the index reflected broad participation from large-cap growth companies, rather than a narrow focus on a handful of mega-cap leaders. Technology and communication services names tied to cloud computing, semiconductors, and digital platforms remained important drivers of returns. The equal-weight approach increased the influence of mid- and smaller mega-cap stocks, allowing more companies to contribute when leadership rotated beneath the largest market-cap tier. Volatility occasionally picked up as investors reassessed valuations and earnings expectations across higher-growth businesses. Overall, the index captured a diversified view of the same universe as the traditional NASDAQ-100, with more balanced stock-level representation.
For the Annual Period, the NASDAQ-100 Equal Weighted Index returned 17.52% and had volatility of 21.26%. Given the calendar month investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion NASDAQ-100 Equal Weighted Index Shares returned 17.12%, while the model provided a return of 17.52%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion NASDAQ-100® Equal Weighted Index Shares	PAGE 1	TSR-AR-25459Y207

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion NASDAQ-100® Equal Weighted Index Shares NAV	17.12	12.04	13.52
S&P 500® Index	21.45	17.64	14.64
NASDAQ-100 Equal Weighted Index	17.52	12.37	13.90
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,176,644,586
Number of Holdings	103
Net Advisory Fee	$3,760,238
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Common Stocks	99.9%
Total (as % of net assets)	99.9%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	41.8%
Consumer Discretionary	11.6%
Industrials	11.0%
Health Care	10.2%
Communication Services	9.7%
Consumer Staples	6.7%
Utilities	4.3%
Energy	2.0%
Financials	1.0%
Materials	0.9%
Real Estate	0.8%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	1.6%
Micron Technology, Inc.	1.3%
Intel Corp.	1.3%
Marvell Technology, Inc.	1.2%
Lam Research Corp.	1.2%
Applied Materials, Inc.	1.2%
Intuitive Surgical, Inc.	1.2%
ARM Holdings PLC ADR	1.2%
Datadog, Inc.	1.1%
Warner Bros Discovery, Inc.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion NASDAQ-100® Equal Weighted Index Shares	PAGE 2	TSR-AR-25459Y207

Direxion Daily AAPL Bear 1X Shares
AAPD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily AAPL Bear 1X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AAPL Bear 1X Shares	$82	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AAPL Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Apple Inc. Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services.
Over the Annual Period, Apple’s stock reflected trends in global smartphone demand, device-upgrade cycles, and performance across its services ecosystem. Hardware results were influenced by product-refresh timing, supply-chain conditions, and regional consumer demand. Services revenue contributed steadily, supported by cloud, media, and payments offerings. Developments in artificial-intelligence functionality, chip design, and operating-system integrations helped shape market sentiment. Overall, the stock’s movement captured investor expectations around product adoption, ecosystem engagement, and revenue diversification.
For the Annual Period, Apple Inc. returned 19.68% and had volatility of 32.36%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AAPL Bear 1X Shares returned -19.74%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Apple Inc.’s volatility, provided a return of -25.20%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily AAPL Bear 1X Shares	PAGE 1	TSR-AR-25461A304

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily AAPL Bear 1X Shares NAV	-19.74	-15.16
S&P 500® Index	21.45	18.57
Apple Inc.	19.68	16.61
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$24,085,865
Number of Holdings	9
Net Advisory Fee	$221,193
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AAPL Bear 1X Shares	PAGE 2	TSR-AR-25461A304

Direxion Daily AAPL Bull 2X Shares
AAPU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily AAPL Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AAPL Bull 2X Shares	$94	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AAPL Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Apple Inc. Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services.
Over the Annual Period, Apple’s stock reflected trends in global smartphone demand, device-upgrade cycles, and performance across its services ecosystem. Hardware results were influenced by product-refresh timing, supply-chain conditions, and regional consumer demand. Services revenue contributed steadily, supported by cloud, media, and payments offerings. Developments in artificial-intelligence functionality, chip design, and operating-system integrations helped shape market sentiment. Overall, the stock’s movement captured investor expectations around product adoption, ecosystem engagement, and revenue diversification.
For the Annual Period, Apple Inc. returned 19.68% and had volatility of 32.36%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AAPL Bull 2X Shares returned 17.77%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Apple Inc.’s volatility, provided a return of 30.43%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily AAPL Bull 2X Shares	PAGE 1	TSR-AR-25461A874

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily AAPL Bull 2X Shares NAV	17.77	18.89
S&P 500® Index	21.45	18.57
Apple Inc.	19.68	16.61
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$216,406,186
Number of Holdings	10
Net Advisory Fee	$1,226,695
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	188.6%
Common Stocks	11.4%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily AAPL Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Apple Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily AAPL Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Apple Inc.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AAPL Bull 2X Shares	PAGE 2	TSR-AR-25461A874

Direxion Daily AI and Big Data Bear 2X Shares
AIBD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily AI and Big Data Bear 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AI and Big Data Bear 2X Shares	$64	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AI and Big Data Bear 2X Shares seeks daily investment results, before fees and expenses, of -200% of the performance of the Solactive US AI & Big Data Index. The Solactive US AI & Big Data Index is designed by Solactive AG to represent the securities of companies from the United States that have business operations in the field of artificial intelligence (“AI”) applications and big data.
During the Annual Period, the index reflected sustained interest in artificial intelligence and data-centric business models. Semiconductor and hardware providers benefited from demand for high-performance computing infrastructure and specialized AI accelerators. Software companies focused on analytics, machine learning platforms, and AI-enabled enterprise applications saw demand tied to digital-transformation initiatives. Data and cloud services providers were influenced by customer spending on storage, processing, and data-management solutions. While growth prospects remained strong, valuation sensitivity and the timing of AI-related revenue ramp-ups contributed to notable volatility within the index.
For the Annual Period, the Solactive US AI & Big Data Index returned 57.86% and had volatility of 21.93%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily AI and Big Data Bear 2X Shares returned -65.62%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Solactive US AI & Big Data Index’s volatility, provided a return of -42.22%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily AI and Big Data Bear 2X Shares	PAGE 1	TSR-AR-25461A692

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/15/2024)
Direxion Daily AI and Big Data Bear 2X Shares NAV	-65.62	-58.89
S&P 500® Index	21.45	21.41
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,728,845
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	28.3%
Software	26.8%
Interactive Media & Services	11.5%
Technology Hardware, Storage & Peripherals	10.7%
IT Services	9.1%
Broadline Retail	6.8%
Communications Equipment	5.3%
Life Sciences Tools & Services	1.3%
Professional Services	0.2%

Top 10 Constituents of Index	(%)
Broadcom, Inc.	8.1%
Apple, Inc.	8.0%
NVIDIA Corp.	7.3%
Amazon.com, Inc.	6.8%
Intel Corp.	6.6%
Microsoft Corp.	6.3%
Advanced Micro Devices, Inc.	6.0%
Meta Platforms, Inc.	5.8%
Alphabet, Inc.	5.7%
Arista Networks, Inc.	5.3%
Direxion Daily AI and Big Data Bear 2X Shares	PAGE 2	TSR-AR-25461A692

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AI and Big Data Bear 2X Shares	PAGE 3	TSR-AR-25461A692

Direxion Daily AI and Big Data Bull 2X Shares
AIBU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily AI and Big Data Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AI and Big Data Bull 2X Shares	$149	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AI and Big Data Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the Solactive US AI & Big Data Index. The Solactive US AI & Big Data Index is designed by Solactive AG to represent the securities of companies from the United States that have business operations in the field of artificial intelligence (“AI”) applications and big data.
During the Annual Period, the index reflected sustained interest in artificial intelligence and data-centric business models. Semiconductor and hardware providers benefited from demand for high-performance computing infrastructure and specialized AI accelerators. Software companies focused on analytics, machine learning platforms, and AI-enabled enterprise applications saw demand tied to digital-transformation initiatives. Data and cloud services providers were influenced by customer spending on storage, processing, and data-management solutions. While growth prospects remained strong, valuation sensitivity and the timing of AI-related revenue ramp-ups contributed to notable volatility within the index.
For the Annual Period, the Solactive US AI & Big Data Index returned 57.86% and had volatility of 21.93%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily AI and Big Data Bull 2X Shares returned 113.55%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Solactive US AI & Big Data Index’s volatility, provided a return of 127.93%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily AI and Big Data Bull 2X Shares	PAGE 1	TSR-AR-25461A718

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/15/2024)
Direxion Daily AI and Big Data Bull 2X Shares NAV	113.55	89.78
S&P 500® Index	21.45	21.41
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$48,845,013
Number of Holdings	38
Net Advisory Fee	$117,670
Portfolio Turnover	113%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	119.6%
Common Stocks	80.4%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	28.3%
Software	26.8%
Interactive Media & Services	11.5%
Technology Hardware, Storage & Peripherals	10.7%
IT Services	9.1%
Broadline Retail	6.8%
Communications Equipment	5.3%
Life Sciences Tools & Services	1.3%
Professional Services	0.2%

Top 10 Constituents of Index	(%)
Broadcom, Inc.	8.1%
Apple, Inc.	8.0%
NVIDIA Corp.	7.3%
Amazon.com, Inc.	6.8%
Intel Corp.	6.6%
Microsoft Corp.	6.3%
Advanced Micro Devices, Inc.	6.0%
Meta Platforms, Inc.	5.8%
Alphabet, Inc.	5.7%
Arista Networks, Inc.	5.3%
Direxion Daily AI and Big Data Bull 2X Shares	PAGE 2	TSR-AR-25461A718

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AI and Big Data Bull 2X Shares	PAGE 3	TSR-AR-25461A718

Direxion Daily AMD Bear 1X Shares
AMDD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily AMD Bear 1X Shares for the period of February 12, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily AMD Bear 1X Shares	$46	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AMD Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Advanced Micro Devices, Inc. (AMD). Advanced Micro Devices, Inc. is a global semiconductor company incorporated in 1969. The Company is focused on high-performance computing, graphics and visualization technologies.
Since the Fund’s inception on February 12, 2025 through October 31, 2025 (the “Partial Period”), AMD’s stock reflected demand for data-center processors, AI accelerators, and next-generation client computing hardware. Competitive dynamics in high-performance CPUs and GPUs influenced market sentiment as customers evaluated product roadmaps. Cloud and enterprise spending on AI-related workloads supported interest in the company’s data-center offerings. Consumer-device trends contributed variability tied to PC refresh cycles and gaming activity. Overall, the stock captured the company’s positioning within a rapidly evolving semiconductor landscape centered on AI and advanced computing.
For the Partial Period, AMD returned 130.53% and had volatility of 50.36%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AMD Bear 1X Shares returned -66.16%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the AMD’s volatility, provided a return of -67.65%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily AMD Bear 1X Shares	PAGE 1	TSR-AR-25461A395

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (02/12/2025)
Direxion Daily AMD Bear 1X Shares NAV	-66.16
S&P 500® Index	13.77
Advanced Micro Devices, Inc.	130.53
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$24,450,856
Number of Holdings	8
Net Advisory Fee	$25,739
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily AMD Bear 1X Shares	PAGE 2	TSR-AR-25461A395

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AMD Bear 1X Shares	PAGE 3	TSR-AR-25461A395

Direxion Daily AMD Bull 2X Shares
AMUU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily AMD Bull 2X Shares for the period of February 12, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily AMD Bull 2X Shares	$163	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AMD Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Advanced Micro Devices, Inc. (AMD). Advanced Micro Devices, Inc. is a global semiconductor company incorporated in 1969. The Company is focused on high-performance computing, graphics and visualization technologies.
Since the Fund’s inception on February 12, 2025 through October 31, 2025 (the “Partial Period”), AMD’s stock reflected demand for data-center processors, AI accelerators, and next-generation client computing hardware. Competitive dynamics in high-performance CPUs and GPUs influenced market sentiment as customers evaluated product roadmaps. Cloud and enterprise spending on AI-related workloads supported interest in the company’s data-center offerings. Consumer-device trends contributed variability tied to PC refresh cycles and gaming activity. Overall, the stock captured the company’s positioning within a rapidly evolving semiconductor landscape centered on AI and advanced computing.
For the Partial Period, AMD returned 130.53% and had volatility of 50.36%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AMD Bull 2X Shares returned 278.93%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the AMD’s volatility, provided a return of 306.57%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily AMD Bull 2X Shares	PAGE 1	TSR-AR-25461A411

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (02/12/2025)
Direxion Daily AMD Bull 2X Shares NAV	278.93
S&P 500® Index	13.77
Advanced Micro Devices, Inc.	130.53
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$63,205,881
Number of Holdings	11
Net Advisory Fee	$104,525
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	193.0%
Common Stocks	7.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily AMD Bull 2X Shares	PAGE 2	TSR-AR-25461A411

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AMD Bull 2X Shares	PAGE 3	TSR-AR-25461A411

Direxion Daily AMZN Bear 1X Shares
AMZD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily AMZN Bear 1X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AMZN Bear 1X Shares	$82	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AMZN Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Amazon.com, Inc. Amazon.com, Inc. engages in the retail sale of consumer products and subscriptions in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services.
During the Annual Period, Amazon’s stock movement reflected results across its e-commerce, cloud-computing, and advertising operations. Retail performance was influenced by consumer-spending trends, fulfillment efficiency, and inventory management. Amazon Web Services contributed meaningfully, shaped by enterprise cloud adoption, artificial-intelligence workloads, and infrastructure-investment cycles. Digital advertising continued to support revenue diversity and margin expansion. Logistics, automation initiatives, and cost-structure improvements also influenced sentiment. Overall, the stock captured broad-based exposure to consumer demand, enterprise technology spending, and digital-advertising growth.
For the Annual Period, Amazon.com, Inc. returned 31.02% and had volatility of 35.16%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AMZN Bear 1X Shares returned -27.95%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Amazon.com, Inc.’s volatility, provided a return of -32.58%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily AMZN Bear 1X Shares	PAGE 1	TSR-AR-25461A502

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily AMZN Bear 1X Shares NAV	-27.95	-22.58
S&P 500® Index	21.45	21.21
Amazon.com, Inc.	31.02	23.34
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$10,551,784
Number of Holdings	6
Net Advisory Fee	$30,011
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AMZN Bear 1X Shares	PAGE 2	TSR-AR-25461A502

Direxion Daily AMZN Bull 2X Shares
AMZU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily AMZN Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AMZN Bull 2X Shares	$102	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AMZN Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Amazon.com, Inc. Amazon.com, Inc. engages in the retail sale of consumer products and subscriptions in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services.
During the Annual Period, Amazon’s stock movement reflected results across its e-commerce, cloud-computing, and advertising operations. Retail performance was influenced by consumer-spending trends, fulfillment efficiency, and inventory management. Amazon Web Services contributed meaningfully, shaped by enterprise cloud adoption, artificial-intelligence workloads, and infrastructure-investment cycles. Digital advertising continued to support revenue diversity and margin expansion. Logistics, automation initiatives, and cost-structure improvements also influenced sentiment. Overall, the stock captured broad-based exposure to consumer demand, enterprise technology spending, and digital-advertising growth.
For the Annual Period, Amazon.com, Inc. returned 31.02% and had volatility of 35.16%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AMZN Bull 2X Shares returned 36.21%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Amazon.com, Inc.’s volatility, provided a return of 51.97%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily AMZN Bull 2X Shares	PAGE 1	TSR-AR-25461A858

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily AMZN Bull 2X Shares NAV	36.21	21.76
S&P 500® Index	21.45	21.21
Amazon.com, Inc.	31.02	23.34
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$351,705,770
Number of Holdings	7
Net Advisory Fee	$1,891,324
Portfolio Turnover	56%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	187.0%
Common Stocks	13.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily AMZN Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Amazon.com, Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily AMZN Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Amazon.com, Inc.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AMZN Bull 2X Shares	PAGE 2	TSR-AR-25461A858

Direxion Daily AVGO Bear 1X Shares
AVS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily AVGO Bear 1X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AVGO Bear 1X Shares	$64	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AVGO Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Broadcom, Inc. Broadcom Inc. is an American multinational designer, developer, manufacturer, and global supplier of a wide range of semiconductor and infrastructure software products. Broadcom’s product offerings serve the data center, networking, software, broadband, wireless, storage, and industrial markets.
Across the Annual Period, Broadcom’s stock reflected trends in networking demand, data-center infrastructure, and artificial-intelligence accelerators. Semiconductor results were influenced by enterprise networking upgrades, wireless-device adoption, and cloud-infrastructure spending. The company’s software segment contributed steady results tied to subscription contracts and mission-critical enterprise applications. AI-related custom chips and networking solutions continued to shape investor sentiment. Overall, the stock captured Broadcom’s diversified exposure across semiconductors, infrastructure, and enterprise software.
For the Annual Period, Broadcom, Inc. returned 117.72% and had volatility of 35.02%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AVGO Bear 1X Shares returned -64.94%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Broadcom, Inc.’s volatility, provided a return of -67.59%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily AVGO Bear 1X Shares	PAGE 1	TSR-AR-25461A551

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/10/2024)
Direxion Daily AVGO Bear 1X Shares NAV	-64.94	-59.54
S&P 500® Index	21.45	18.48
Broadcom Inc.	117.72	91.17
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,628,244
Number of Holdings	8
Net Advisory Fee	$39,208
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AVGO Bear 1X Shares	PAGE 2	TSR-AR-25461A551

Direxion Daily AVGO Bull 2X Shares
AVL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily AVGO Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AVGO Bull 2X Shares	$185	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AVGO Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Broadcom, Inc. Broadcom Inc. is an American multinational designer, developer, manufacturer, and global supplier of a wide range of semiconductor and infrastructure software products. Broadcom’s product offerings serve the data center, networking, software, broadband, wireless, storage, and industrial markets.
Across the Annual Period, Broadcom’s stock reflected trends in networking demand, data-center infrastructure, and artificial-intelligence accelerators. Semiconductor results were influenced by enterprise networking upgrades, wireless-device adoption, and cloud-infrastructure spending. The company’s software segment contributed steady results tied to subscription contracts and mission-critical enterprise applications. AI-related custom chips and networking solutions continued to shape investor sentiment. Overall, the stock captured Broadcom’s diversified exposure across semiconductors, infrastructure, and enterprise software.
For the Annual Period, Broadcom, Inc. returned 117.72% and had volatility of 35.02%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AVGO Bull 2X Shares returned 216.19%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Broadcom, Inc.’s volatility, provided a return of 252.09%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily AVGO Bull 2X Shares	PAGE 1	TSR-AR-25461A569

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/10/2024)
Direxion Daily AVGO Bull 2X Shares NAV	216.19	145.91
S&P 500® Index	21.45	18.48
Broadcom Inc.	117.72	91.17
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$122,891,376
Number of Holdings	10
Net Advisory Fee	$559,636
Portfolio Turnover	37%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	185.8%
Common Stocks	14.2%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AVGO Bull 2X Shares	PAGE 2	TSR-AR-25461A569

Direxion Daily BA Bear 1X Shares
BOED (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily BA Bear 1X Shares for the period of April 23, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily BA Bear 1X Shares	$45	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily BA Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of The Boeing Company. The Boeing Company is an aerospace company, which engages in the manufacture of commercial jetliners and defense, space, and security systems. It operates through the following segments: Commercial Airplanes (BCA), Defense, Space and Security (BDS), Global Services (BGS), and Boeing Capital (BCC).
Since the Fund’s inception on April 23, 2025 through October 31, 2025 (the “Partial Period”), Boeing’s stock reflected developments across its commercial-aircraft programs, production schedules, and regulatory oversight. Order activity and fleet-planning decisions by airlines contributed to sentiment as carriers evaluated long-term capacity needs and aircraft mix. Progress toward stabilizing manufacturing operations, addressing quality and delivery milestones, and working through existing backlogs remained a key area of market focus. Defense and space businesses provided additional updates tied to contract execution and program funding. Overall, the stock captured the interplay between operational improvement efforts, industry demand, and regulatory and execution risks over a relatively short evaluation window.
For the Partial Period, The Boeing Company returned 23.69% and had volatility of 41.22%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily BA Bear 1X Shares returned -19.90%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and The Boeing Company’s volatility, provided a return of -17.66%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily BA Bear 1X Shares	PAGE 1	TSR-AR-25461A320

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (04/23/2025)
Direxion Daily BA Bear 1X Shares NAV	-19.90
S&P 500® Index	30.19
The Boeing Company	23.69
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,460,266
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily BA Bear 1X Shares	PAGE 2	TSR-AR-25461A320

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily BA Bear 1X Shares	PAGE 3	TSR-AR-25461A320

Direxion Daily BA Bull 2X Shares
BOEU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily BA Bull 2X Shares for the period of April 23, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily BA Bull 2X Shares	$59	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily BA Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of The Boeing Company. The Boeing Company is an aerospace company, which engages in the manufacture of commercial jetliners and defense, space, and security systems. It operates through the following segments: Commercial Airplanes (BCA), Defense, Space and Security (BDS), Global Services (BGS), and Boeing Capital (BCC).
Since the Fund’s inception on April 23, 2025 through October 31, 2025 (the “Partial Period”), Boeing’s stock reflected developments across its commercial-aircraft programs, production schedules, and regulatory oversight. Order activity and fleet-planning decisions by airlines contributed to sentiment as carriers evaluated long-term capacity needs and aircraft mix. Progress toward stabilizing manufacturing operations, addressing quality and delivery milestones, and working through existing backlogs remained a key area of market focus. Defense and space businesses provided additional updates tied to contract execution and program funding. Overall, the stock captured the interplay between operational improvement efforts, industry demand, and regulatory and execution risks over a relatively short evaluation window.
For the Partial Period, The Boeing Company returned 23.69% and had volatility of 41.22%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily BA Bull 2X Shares returned 37.91%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and The Boeing Company’s volatility, provided a return of 30.54%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily BA Bull 2X Shares	PAGE 1	TSR-AR-25461A338

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (04/23/2025)
Direxion Daily BA Bull 2X Shares NAV	37.91
S&P 500® Index	30.19
The Boeing Company	23.69
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$20,561,347
Number of Holdings	10
Net Advisory Fee	$39,761
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	183.5%
Common Stocks	16.5%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily BA Bull 2X Shares	PAGE 2	TSR-AR-25461A338

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily BA Bull 2X Shares	PAGE 3	TSR-AR-25461A338

Direxion Daily Biotech Top 5 Bull 2X ETF
TBXU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Biotech Top 5 Bull 2X ETF for the period of October 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily Biotech Top 5 Bull 2X ETF	$9	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Biotech Top 5 Bull 2X ETF seeks daily investment results, before fees and expenses, of 200% of the performance of the NYSE Biotechnology Top 5 Equal Weight Index. The NYSE Biotechnology Top 5 Equal Weight Index consists of the top five securities in the NYSE Biotechnology Index, which includes U.S.-listed companies in the biotechnology sub-industry as classified by the Global Industry Classification Standards.
Since the Fund’s inception on October 1, 2025 through October 31, 2025 (the “Partial Period”), the index reflected the event-driven nature of large biotechnology companies, with performance shaped by product updates, regulatory developments, and major clinical-trial milestones. Investor attention remained on data readouts in oncology, immunology, and rare-disease pipelines, along with the commercial progress of recently launched therapies. Competitive dynamics and patent-cycle considerations contributed to stock-level differentiation. Market sentiment in the sector also responded to broader discussions around reimbursement, pricing, and innovation funding. Overall, the index captured the characteristics of a concentrated group of leading biotechnology companies during a short but active reporting period.
For the Partial Period, the NYSE Biotechnology Top 5 Equal Weight Index returned 7.68% and had volatility of 17.03%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Biotech Top 5 Bull 2X ETF returned 14.95%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NYSE Biotechnology Top 5 Equal Weight Index’s volatility, provided a return of 8.25%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Biotech Top 5 Bull 2X ETF	PAGE 1	TSR-AR-25461H101

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (10/1/2025)
Direxion Daily Biotech Top 5 Bull 2X ETF NAV	14.95
S&P 500® Index	2.34
NYSE Biotechnology Top 5 Equal Weight Index	7.68
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,592,350
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	69%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	156.0%
Common Stocks	44.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Regeneron Pharmaceuticals, Inc.	21.7%
Amgen, Inc.	20.2%
Vertex Pharmaceuticals, Inc.	20.2%
Gilead Sciences, Inc.	19.6%
Alnylam Pharmaceuticals, Inc.	18.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Biotech Top 5 Bull 2X ETF	PAGE 2	TSR-AR-25461H101

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Biotech Top 5 Bull 2X ETF	PAGE 3	TSR-AR-25461H101

Direxion Daily BRKB Bear 1X Shares
BRKD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily BRKB Bear 1X Shares for the period of December 11, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily BRKB Bear 1X Shares	$85	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily BRKB Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Berkshire Hathaway Inc. (Class B). Berkshire Hathaway Inc. is a holding company owning subsidiaries engaged in numerous diverse business activities. The most important of these are insurance businesses conducted on both a primary basis and a reinsurance basis, a freight rail transportation business and a group of utility and energy generation and distribution businesses. Berkshire also owns and operates numerous other businesses engaged in a variety of manufacturing, services, retailing and other activities.
Since the Fund’s inception on December 11, 2024 through October 31, 2025 (the “Partial Period”), Berkshire Hathaway’s stock reflected results across its core insurance operations, investment holdings, and industrial subsidiaries. Insurance underwriting trends, catastrophe experience, and float generation contributed to market attention. The performance of major public-equity positions influenced sentiment as broader market conditions evolved. Industrial, utility, and transportation businesses responded to shifts in economic activity, input costs, and regulatory developments. Overall, the stock captured diversified exposure to multiple sectors through the company’s varied operating and investment portfolio.
For the Partial Period, Berkshire Hathaway Inc. (Class B) returned 3.25% and had volatility of 11.33%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily BRKB Bear 1X Shares returned -0.08%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Berkshire Hathaway Inc. (Class B)’s volatility, provided a return of -6.42%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily BRKB Bear 1X Shares	PAGE 1	TSR-AR-25461A437

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (12/11/2024)
Direxion Daily BRKB Bear 1X Shares NAV	-0.08
S&P 500® Index	14.61
Berkshire Hathaway, Inc.	3.25
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,029,543
Number of Holdings	7
Net Advisory Fee	$2,325
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily BRKB Bear 1X Shares	PAGE 2	TSR-AR-25461A437

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily BRKB Bear 1X Shares	PAGE 3	TSR-AR-25461A437

Direxion Daily BRKB Bull 2X Shares
BRKU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily BRKB Bull 2X Shares for the period of December 11, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily BRKB Bull 2X Shares	$78	0.90%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily BRKB Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Berkshire Hathaway Inc. (Class B). Berkshire Hathaway Inc. is a holding company owning subsidiaries engaged in numerous diverse business activities. The most important of these are insurance businesses conducted on both a primary basis and a reinsurance basis, a freight rail transportation business and a group of utility and energy generation and distribution businesses. Berkshire also owns and operates numerous other businesses engaged in a variety of manufacturing, services, retailing and other activities.
Since the Fund’s inception on December 11, 2024 through October 31, 2025 (the “Partial Period”), Berkshire Hathaway’s stock reflected results across its core insurance operations, investment holdings, and industrial subsidiaries. Insurance underwriting trends, catastrophe experience, and float generation contributed to market attention. The performance of major public-equity positions influenced sentiment as broader market conditions evolved. Industrial, utility, and transportation businesses responded to shifts in economic activity, input costs, and regulatory developments. Overall, the stock captured diversified exposure to multiple sectors through the company’s varied operating and investment portfolio.
For the Partial Period, Berkshire Hathaway Inc. (Class B) returned 3.25% and had volatility of 11.33%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily BRKB Bull 2X Shares returned -6.26%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Berkshire Hathaway Inc. (Class B)’s volatility, provided a return of 3.69%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily BRKB Bull 2X Shares	PAGE 1	TSR-AR-25461A452

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (12/11/2024)
Direxion Daily BRKB Bull 2X Shares NAV	-6.26
S&P 500® Index	14.61
Berkshire Hathaway, Inc.	3.25
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$76,191,806
Number of Holdings	9
Net Advisory Fee	$293,327
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	184.9%
Common Stocks	15.1%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily BRKB Bull 2X Shares	PAGE 2	TSR-AR-25461A452

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily BRKB Bull 2X Shares	PAGE 3	TSR-AR-25461A452

Direxion Daily Crypto Industry Bear 1X Shares
REKT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Crypto Industry Bear 1X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Crypto Industry Bear 1X Shares	$35	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Crypto Industry Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the Solactive Distributed Ledger & Decentralized Payment Tech Index. The Solactive Distributed Ledger & Decentralized Payment Tech Index seeks to track the performance of US-listed securities that have business operations in the field of distributed ledger or decentralized payment technology, which includes the following business fields: blockchain technology, non-fungible tokens, decentralized finance, and digital asset mining hardware.
Over the Annual Period, the index reflected evolving sentiment toward blockchain technologies and digital payment innovation. Companies tied to cryptocurrency mining and infrastructure were influenced by changes in network activity, energy costs, and digital asset pricing trends. Payments and transaction technology providers responded to shifts in consumer digital payment adoption and regulatory discussions around stablecoins and digital financial architecture. Hardware and semiconductor names linked to distributed ledger computing saw periods of strength tied to enterprise investment in decentralized applications. Investor appetite for high-growth, higher-volatility technology businesses contributed to periodic swings in valuation. Overall, the index captured both the long-term potential and the near-term uncertainty surrounding blockchain-related industries.
For the Annual Period, the Solactive Distributed Ledger & Decentralized Payment Tech Index returned 59.10% and had volatility of 44.43%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Crypto Industry Bear 1X Shares returned -42.40%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Solactive Distributed Ledger & Decentralized Payment Technology Index’s volatility, provided a return of -47.13%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Crypto Industry Bear 1X Shares	PAGE 1	TSR-AR-25461A585

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/17/2024)
Direxion Daily Crypto Industry Bear 1X Shares NAV	-42.40	-32.26
S&P 500® Index	21.45	17.16
Solactive Distributed Ledger & Decentralized Payment Technology Index	59.10	37.81
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,428,718
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Software	36.5%
Financial Services	21.6%
Capital Markets	17.8%
Semiconductors & Semiconductor Equipment	7.0%
Broadline Retail	5.9%
IT Services	4.6%
Banks	4.1%
Hotels, Restaurants & Leisure	2.5%

Top 10 Constituents of Index	(%)
IREN Ltd. ADR	8.7%
Robinhood Markets, Inc.	8.3%
NVIDIA Corp.	7.0%
MasterCard, Inc. Class A.	5.9%
MercadoLibre, Inc.	5.9%
Visa, Inc. Class A	5.8%
Coinbase Global, Inc.	5.0%
Applied Digital Corp.	4.6%
Interactive Brokers Group, Inc.	4.2%
Riot Platforms, Inc.	4.2%
Direxion Daily Crypto Industry Bear 1X Shares	PAGE 2	TSR-AR-25461A585

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -100% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Crypto Industry Bear 1X Shares	PAGE 3	TSR-AR-25461A585

Direxion Daily Crypto Industry Bull 2X Shares
LMBO (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Crypto Industry Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Crypto Industry Bull 2X Shares	$142	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Crypto Industry Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the Solactive Distributed Ledger & Decentralized Payment Tech Index. The Solactive Distributed Ledger & Decentralized Payment Tech Index seeks to track the performance of US-listed securities that have business operations in the field of distributed ledger or decentralized payment technology, which includes the following business fields: blockchain technology, non-fungible tokens, decentralized finance, and digital asset mining hardware.
Over the Annual Period, the index reflected evolving sentiment toward blockchain technologies and digital payment innovation. Companies tied to cryptocurrency mining and infrastructure were influenced by changes in network activity, energy costs, and digital asset pricing trends. Payments and transaction technology providers responded to shifts in consumer digital payment adoption and regulatory discussions around stablecoins and digital financial architecture. Hardware and semiconductor names linked to distributed ledger computing saw periods of strength tied to enterprise investment in decentralized applications. Investor appetite for high-growth, higher-volatility technology businesses contributed to periodic swings in valuation. Overall, the index captured both the long-term potential and the near-term uncertainty surrounding blockchain-related industries.
For the Annual Period, the Solactive Distributed Ledger & Decentralized Payment Tech Index returned 59.10% and had volatility of 44.43%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Crypto Industry Bull 2X Shares returned 99.93%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Solactive Distributed Ledger & Decentralized Payment Technology Index’s volatility, provided a return of 113.52%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Crypto Industry Bull 2X Shares	PAGE 1	TSR-AR-25461A593

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/17/2024)
Direxion Daily Crypto Industry Bull 2X Shares NAV	99.93	51.66
S&P 500® Index	21.45	17.16
Solactive Distributed Ledger & Decentralized Payment Technology Index	59.10	37.81
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$8,516,080
Number of Holdings	32
Net Advisory Fee	$12,705
Portfolio Turnover	159%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	136.5%
Common Stocks	63.5%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Software	36.5%
Financial Services	21.6%
Capital Markets	17.8%
Semiconductors & Semiconductor Equipment	7.0%
Broadline Retail	5.9%
IT Services	4.6%
Banks	4.1%
Hotels, Restaurants & Leisure	2.5%

Top 10 Constituents of Index	(%)
IREN Ltd. ADR	8.7%
Robinhood Markets, Inc.	8.3%
NVIDIA Corp.	7.0%
MasterCard, Inc. Class A.	5.9%
MercadoLibre, Inc.	5.9%
Visa, Inc. Class A	5.8%
Coinbase Global, Inc.	5.0%
Applied Digital Corp.	4.6%
Interactive Brokers Group, Inc.	4.2%
Riot Platforms, Inc.	4.2%
Direxion Daily Crypto Industry Bull 2X Shares	PAGE 2	TSR-AR-25461A593

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Crypto Industry Bull 2X Shares	PAGE 3	TSR-AR-25461A593

Direxion Daily CSCO Bear 1X ETF
CSCS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily CSCO Bear 1X ETF for the period of June 25, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily CSCO Bear 1X ETF	$32	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily CSCO Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Cisco Systems, Inc. Cisco Systems, Inc. is a technology company incorporated in 1984. Cisco Systems, Inc. designs and sells a broad range of technologies that help to power, secure, and draw insights from the Internet.
Since the Fund’s inception on June 25, 2025 through October 31, 2025 (the “Partial Period”), Cisco’s stock reflected enterprise spending trends on networking infrastructure, security solutions, and cloud-managed platforms. Demand for switching and routing equipment was influenced by customer modernization initiatives and IT-budget timing. Subscription and software offerings contributed to revenue stability as customers adopted cloud-delivered management tools. Competitive dynamics across networking and security markets shaped sentiment. Overall, the stock captured the company’s transition toward software-subscription models and evolving enterprise network investment.
For the Partial Period, Cisco Systems, Inc. returned 7.69% and had volatility of 17.82%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSCO Bear 1X Shares returned -7.10%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Cisco Systems, Inc.’s volatility, provided a return of -9.03%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily CSCO Bear 1X ETF	PAGE 1	TSR-AR-25461A262

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (06/25/2025)
Direxion Daily CSCO Bear 1X ETF NAV	-7.10
S&P 500® Index	12.72
Cisco Systems, Inc.	7.69
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,301,628
Number of Holdings	7
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily CSCO Bear 1X ETF	PAGE 2	TSR-AR-25461A262

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily CSCO Bear 1X ETF	PAGE 3	TSR-AR-25461A262

Direxion Daily CSCO Bull 2X ETF
CSCL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily CSCO Bull 2X ETF for the period of June 25, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily CSCO Bull 2X ETF	$36	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily CSCO Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Cisco Systems, Inc. Cisco Systems, Inc. is a technology company incorporated in 1984. Cisco Systems, Inc. designs and sells a broad range of technologies that help to power, secure, and draw insights from the Internet.
Since the Fund’s inception on June 25, 2025 through October 31, 2025 (the “Partial Period”), Cisco’s stock reflected enterprise spending trends on networking infrastructure, security solutions, and cloud-managed platforms. Demand for switching and routing equipment was influenced by customer modernization initiatives and IT-budget timing. Subscription and software offerings contributed to revenue stability as customers adopted cloud-delivered management tools. Competitive dynamics across networking and security markets shaped sentiment. Overall, the stock captured the company’s transition toward software-subscription models and evolving enterprise network investment.
For the Partial Period, Cisco Systems, Inc. returned 7.69% and had volatility of 17.82%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSCO Bull 2X Shares returned 12.56%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Cisco Systems, Inc.’s volatility, provided a return of 16.19%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily CSCO Bull 2X ETF	PAGE 1	TSR-AR-25461A288

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (06/25/2025)
Direxion Daily CSCO Bull 2X ETF NAV	12.56
S&P 500® Index	12.72
Cisco Systems, Inc.	7.69
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,184,983
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	181.3%
Common Stocks	18.7%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily CSCO Bull 2X ETF	PAGE 2	TSR-AR-25461A288

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily CSCO Bull 2X ETF	PAGE 3	TSR-AR-25461A288

Direxion Daily CSI 300 China A Share Bull 2X Shares
CHAU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily CSI 300 China A Share Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily CSI 300 China A Share Bull 2X Shares	$102	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily CSI 300 China A Share Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock’s average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations.
During the Annual Period, the CSI 300 Index reflected the challenges and opportunities of China’s domestic economic transition. Financials were influenced by loan-growth trends, asset-quality concerns, and efforts to stabilize the property sector. Consumer and service-oriented companies responded to changes in household confidence, income growth, and targeted policy measures designed to support domestic demand. Industrials and manufacturing-related firms were affected by export orders, capital-spending decisions, and evolving global supply-chain dynamics. Technology and healthcare companies saw sentiment fluctuate alongside regulatory developments and the pace of innovation-driven investment. Overall, the index captured a mixed environment in which policy support and reform efforts were balanced against structural headwinds.
For the Annual Period, the CSI 300 Index returned 22.35% and had volatility of 23.74%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSI 300 China A Share Bull 2X Shares returned 32.74%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the CSI 300 Index’s volatility, provided a return of 40.09%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily CSI 300 China A Share Bull 2X Shares	PAGE 1	TSR-AR-25490K869

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily CSI 300 China A Share Bull 2X Shares NAV	32.74	-7.01	0.61
S&P 500® Index	21.45	17.64	14.64
CSI 300 Index	22.35	0.74	3.68
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$136,057,471
Number of Holdings	9
Net Advisory Fee	$1,585,146
Portfolio Turnover	76%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	175.6%
Investment Companies	24.4%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financials	22.8%
Information Technology	22.6%
Industrials	17.0%
Materials	8.8%
Consumer Staples	8.5%
Consumer Discretionary	6.9%
Health Care	5.5%
Utilities	3.0%
Energy	2.5%
Communication Services	1.8%
Real Estate	0.6%

Top 10 Constituents of Index	(%)
Contemporary Amperex Technology Co. Ltd.	4.2%
Kweichow Moutai Co. Ltd.	3.6%
Ping An Insurance Group Comapny of China Ltd.	2.5%
China Merchants Bank Co. Ltd.	2.0%
Zijin Mining Group Co. Ltd.	2.0%
Zhongji Innolight Ltd.	1.7%
Midea Group Co., Ltd.	1.5%
Industrial & Commerical Bank of China Ltd.	1.4%
Eoptolink Technology Inc. Ltd.	1.4%
China Yangtze Power Co. Ltd.	1.4%
Direxion Daily CSI 300 China A Share Bull 2X Shares	PAGE 2	TSR-AR-25490K869

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily CSI 300 China A Share Bull 2X Shares	PAGE 3	TSR-AR-25490K869

Direxion Daily CSI China Internet Bull 2X Shares
CWEB (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily CSI China Internet Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily CSI China Internet Bull 2X Shares	$102	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily CSI China Internet Index Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the CSI Overseas China Internet Index. The CSI Overseas China Internet Index is provided by China Securities Index Co., LTD. The Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors, as defined by the Index Provider, and are listed outside of mainland China, including in Hong Kong.
Over the Annual Period, the index reflected shifting sentiment toward China’s internet and platform-economy companies. E-commerce and logistics platforms were influenced by trends in consumer spending, competitive intensity, and attempts to balance growth with profitability. Online advertising, gaming, and streaming businesses saw performance driven by user engagement, product cycles, and corporate marketing budgets. Cloud and data-infrastructure providers were affected by demand for digital transformation, artificial-intelligence workloads, and enterprise IT spending. As the regulatory backdrop continued to evolve, investors focused closely on earnings delivery, capital allocation, and the pace of new initiatives. Overall, the index captured both the enduring role of China’s leading internet platforms and the heightened scrutiny under which they operate.
For the Annual Period, the CSI Overseas China Internet Index returned 27.31% and had volatility of 35.72%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSI China Internet Index Bull 2X Shares returned 35.53%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the CSI Overseas China Internet Index’s volatility, provided a return of 44.81%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily CSI China Internet Bull 2X Shares	PAGE 1	TSR-AR-25460G187

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/02/2016)
Direxion Daily CSI China Internet Bull 2X Shares NAV	35.53	-36.70	-15.07
S&P 500® Index	21.45	17.64	15.91
CSI Overseas China Internet Index	27.31	-8.81	2.20
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$334,048,764
Number of Holdings	9
Net Advisory Fee	$2,352,386
Portfolio Turnover	81%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	146.3%
Investment Companies	53.7%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Broadline Retail	27.3%
Interactive Media & Services	26.0%
Entertainment	11.7%
Hotels, Restaurants & Leisure	10.6%
Consumer Staples Distribution & Retail	6.9%
Professional Services	4.1%
Ground Transportation	3.7%
Real Estate Management & Development	3.1%
Diversified Consumer Services	2.8%
Consumer Finance	1.5%
Other	2.3%

Top 10 Constituents of Index	(%)
Alibaba Group Holding Ltd.	11.2%
Tencent Holdings Ltd.	10.7%
PDD Holdings, Inc.	8.1%
JD.com	5.0%
Meituan Class B	4.9%
Baidu, Inc. Class A	4.8%
JD Health International, Inc.	4.7%
Tencent Music Entertainment Group ADR	4.2%
Kanzhun Ltd. ADR	4.1%
Kuaishou Technology	4.1%
Direxion Daily CSI China Internet Bull 2X Shares	PAGE 2	TSR-AR-25460G187

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily CSI China Internet Bull 2X Shares	PAGE 3	TSR-AR-25460G187

Direxion Daily Energy Bear 2X Shares
ERY (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Energy Bear 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Energy Bear 2X Shares	$90	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Energy Bear 2X Shares seeks daily investment results, before fees and expenses, of -200% of the performance of the Energy Select Sector Index. The Energy Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the energy sector which includes the following industries: oil, gas and consumable fuels; and energy equipment and services.
Over the Annual Period, the index reflected the cyclicality of global oil and gas markets. Exploration and production companies were driven by commodity-price movements, drilling activity, and changes in cost structures. Integrated energy firms and refiners responded to refining margins, product demand, and shifts in the energy mix. Oilfield services and equipment providers were sensitive to upstream capital-spending decisions and project pipelines. Broader themes, including debates over the pace of energy transition and carbon policy, influenced how investors assessed long-term prospects. Overall, the index captured the tension between near-term commodity cycles and the sector’s evolving strategic landscape.
For the Annual Period, the Energy Select Sector Index returned 2.83% and had volatility of 24.70%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Energy Bear 2X Shares returned -9.94%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Energy Select Sector Index’s volatility, provided a return of -20.72%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Energy Bear 2X Shares	PAGE 1	TSR-AR-25460G179

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Energy Bear 2X Shares NAV	-9.94	-49.81	-32.07
S&P 500® Index	21.45	17.64	14.64
Energy Select Sector Index	2.83	30.25	6.96
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$18,061,807
Number of Holdings	7
Net Advisory Fee	$140,857
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Oil, Gas & Consumable Fuels	91.1%
Energy Equipment & Services	8.9%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	23.5%
Chevron Corp.	18.7%
ConocoPhillips	6.8%
Williams Companies, Inc.	4.4%
Marathon Petroleum Corp.	4.2%
EOG Resources, Inc.	4.0%
Phillips 66	3.9%
Schlumberger Ltd. ADR	3.8%
Valero Energy Corp.	3.8%
Kinder Morgan, Inc.	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Energy Bear 2X Shares	PAGE 2	TSR-AR-25460G179

Direxion Daily Energy Bull 2X Shares
ERX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Energy Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Energy Bull 2X Shares	$87	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Energy Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the Energy Select Sector Index. The Energy Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the energy sector which includes the following industries: oil, gas and consumable fuels; and energy equipment and services.
Over the Annual Period, the index reflected the cyclicality of global oil and gas markets. Exploration and production companies were driven by commodity-price movements, drilling activity, and changes in cost structures. Integrated energy firms and refiners responded to refining margins, product demand, and shifts in the energy mix. Oilfield services and equipment providers were sensitive to upstream capital-spending decisions and project pipelines. Broader themes, including debates over the pace of energy transition and carbon policy, influenced how investors assessed long-term prospects. Overall, the index captured the tension between near-term commodity cycles and the sector’s evolving strategic landscape.
For the Annual Period, the Energy Select Sector Index returned 2.83% and had volatility of 24.70%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Energy Bull 2X Shares returned -6.79%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Energy Select Sector Index’s volatility, provided a return of -0.58%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Energy Bull 2X Shares	PAGE 1	TSR-AR-25460G609

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Energy Bull 2X Shares NAV	-6.79	49.09	-15.23
S&P 500® Index	21.45	17.64	14.64
Energy Select Sector Index	2.83	30.25	6.96
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$218,326,569
Number of Holdings	29
Net Advisory Fee	$1,825,877
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	126.2%
Common Stocks	73.8%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Oil, Gas & Consumable Fuels	91.1%
Energy Equipment & Services	8.9%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	23.5%
Chevron Corp.	18.7%
ConocoPhillips	6.8%
Williams Companies, Inc.	4.4%
Marathon Petroleum Corp.	4.2%
EOG Resources, Inc.	4.0%
Phillips 66	3.9%
Schlumberger Ltd. ADR	3.8%
Valero Energy Corp.	3.8%
Kinder Morgan, Inc.	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Energy Bull 2X Shares	PAGE 2	TSR-AR-25460G609

Direxion Daily Energy Top 5 Bull 2X ETF
TEXU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Energy Top 5 Bull 2X ETF for the period of October 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily Energy Top 5 Bull 2X ETF	$8	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Energy Top 5 Bull 2X ETF seeks daily investment results, before fees and expenses, of 200% of the performance of the S&P 500 Energy (Sector) Top 5 Equal Capped Index. The S&P 500 Energy (Sector) Top 5 Equal Capped Index consists of the top five securities in the S&P 500 Energy (Sector) Index, which includes U.S.-listed companies in the energy sector as classified by the Global Industry Classification Standards.
Since the Fund’s inception on October 1, 2025 through October 31, 2025 (the “Partial Period”), the index reflected the near-term influence of oil and gas price movements, refining margins, and broader supply-and-demand expectations. Integrated energy companies reacted to changes in crude benchmarks and natural-gas dynamics, while refining-oriented companies were shaped by seasonal demand trends and product spreads. Capital-allocation updates, balance-sheet positioning, and long-term transition strategies also contributed to investor sentiment. Geopolitical developments and inventory data introduced additional volatility. Overall, the index captured concentrated exposure to the largest energy-sector constituents during a period marked by shifts in commodity markets.
For the Partial Period, the S&P 500 Energy (Sector) Top 5 Equal Capped Index (USD) returned -3.53% and had volatility of 11.86%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Energy Top 5 Bull 2X ETF returned -7.31%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500 Energy (Sector) Top 5 Equal Capped Index (USD)’s volatility, provided a return of -6.65%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
Direxion Daily Energy Top 5 Bull 2X ETF	PAGE 1	TSR-AR-25461H200

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (10/01/2025)
Direxion Daily Energy Top 5 Bull 2X ETF NAV	-7.31
S&P 500® Index	2.34
S&P 500 Energy (Sector) Top 5 Equal Capped Index (USD)	-3.53
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,317,192
Number of Holdings	10
Net Advisory Fee	$0
Portfolio Turnover	173%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	155.2%
Common Stocks	44.8%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	21.2%
Chevron Corp.	20.7%
Williams Companies, Inc.	20.4%
ConocoPhillips	19.5%
EOG Resources, Inc.	18.2%
Direxion Daily Energy Top 5 Bull 2X ETF	PAGE 2	TSR-AR-25461H200

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Energy Top 5 Bull 2X ETF	PAGE 3	TSR-AR-25461H200

Direxion Daily F Bear 1X ETF
FRDD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily F Bear 1X ETF for the period of July 23, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily F Bear 1X ETF	$24	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily F Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Ford Motor Company. Ford Motor Company engages in the manufacture, distribution, and sale of automobiles. The company was founded in 1903 and is headquartered in Dearborn, Michigan.
Since the Fund’s inception on July 23, 2025 through October 31, 2025 (the “Partial Period”), Ford’s stock reflected demand trends across its truck, SUV, and electric-vehicle lineup. Production volumes and inventory levels influenced sentiment as the company balanced supply-chain considerations with consumer demand. Pricing, incentive activity, and mix contributed to variability in revenue expectations. Updates related to electric-vehicle strategy, commercial platforms, and hybrid offerings also shaped investor perception. Overall, the stock captured the company’s execution across legacy and electrified product categories during a short but active time frame.
For the Partial Period, Ford Motor Company returned 17.34% and had volatility of 65.11%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily F Bear 1X Shares returned -17.15%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Ford Motor Company’s volatility, provided a return of -17.40%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily F Bear 1X ETF	PAGE 1	TSR-AR-25461A239

TOTAL RETURN (%)

Since Inception (07/23/2025)
Direxion Daily F Bear 1X ETF NAV	-17.15
S&P 500® Index	8.76
Ford Motor Company	17.34
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,058,481
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily F Bear 1X ETF	PAGE 2	TSR-AR-25461A239

Direxion Daily F Bull 2X ETF
FRDU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily F Bull 2X ETF for the period of July 23, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily F Bull 2X ETF	$31	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily F Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Ford Motor Company. Ford Motor Company engages in the manufacture, distribution, and sale of automobiles. The company was founded in 1903 and is headquartered in Dearborn, Michigan.
Since the Fund’s inception on July 23, 2025 through October 31, 2025 (the “Partial Period”), Ford’s stock reflected demand trends across its truck, SUV, and electric-vehicle lineup. Production volumes and inventory levels influenced sentiment as the company balanced supply-chain considerations with consumer demand. Pricing, incentive activity, and mix contributed to variability in revenue expectations. Updates related to electric-vehicle strategy, commercial platforms, and hybrid offerings also shaped investor perception. Overall, the stock captured the company’s execution across legacy and electrified product categories during a short but active time frame.
For the Partial Period, Ford Motor Company returned 17.34% and had volatility of 65.11%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily F Bull 2X Shares returned 32.69%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Ford Motor Company’s volatility, provided a return of 32.43%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily F Bull 2X ETF	PAGE 1	TSR-AR-25461A247

TOTAL RETURN (%)

Since Inception (07/23/2025)
Direxion Daily F Bull 2X ETF NAV	32.69
S&P 500® Index	8.76
Ford Motor Company	17.34
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,119,369
Number of Holdings	10
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	189.5%
Common Stocks	10.5%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily F Bull 2X ETF	PAGE 2	TSR-AR-25461A247

Direxion Daily Gold Miners Index Bear 2X Shares
DUST (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bear 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Gold Miners Index Bear 2X Shares	$54	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Gold Miners Bear 2X Shares seeks daily investment results, before fees and expenses, of -200% of the performance of the MarketVector Global Gold Miners (the “MarketVector Index”). The MarketVector Global Gold Miners Index is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of companies that are involved primarily in the gold and silver mining industry as defined by MarketVector IndexesTM GmbH.
Prior to September 18, 2025, the Fund sought daily investment results, before fees and expenses, of 200% of the performance of the NYSE Arca Gold Miners Index (the “NYSE Index”). The NYSE Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and the index provider defines as involved primarily in mining for gold and, to a lesser extent, in mining for silver. The Index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the Index at each rebalance date. The Index may include small- and mid-capitalization companies and foreign issuers. Performance information prior to September 18, 2025 reflects the Fund’s prior investment objective of -200% of the return of the NYSE Index.
From November 1, 2024 through September 18, 2025, gold-mining companies included in the NYSE Index were influenced by movements in gold prices, production volumes, and operating costs. Miners responded to changes in energy prices, ore-grade variability, and regional production conditions. Exploration activity and reserve-replacement trends contributed to stock-level dispersion. Currency movements and geopolitical considerations also affected profitability across global mining regions. Overall, the index reflected how fluctuations in the gold market and mining fundamentals shaped results for leading producers.
From September 19, 2025 through October 31, 2025, the MarketVector Index reflected conditions across a more globally diversified group of gold-mining companies. Market attention focused on gold-price trends, geopolitical risk, and regional permitting environments. Operational updates - including production guidance, cost structures, and project timelines - contributed to differences across producers. Currency fluctuations in key mining jurisdictions also influenced results. Overall, the MarketVector Index captured short-term movements in the global gold-mining industry during a compressed reporting window.
From November 1, 2024 through September 18, 2025, the NYSE Index returned 74.64% and had volatility of 34.65%. From September 19, 2025 through October 31, 2025, the MarketVector Index returned -0.41% and had volatility of 50.31%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Gold Miners Bear 2X Shares returned -76.85%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the volatility of the NYSE Index and MarketVector Index, for the applicable periods, provided a return of -76.08%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
Direxion Daily Gold Miners Index Bear 2X Shares	PAGE 1	TSR-AR-25461A478

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Gold Miners Index Bear 2X Shares NAV	-76.85	-42.26	-61.77
S&P 500® Index	21.45	17.64	14.64
MarketVector Global Gold Miners Index	86.22	14.58	18.84
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$118,371,962
Number of Holdings	7
Net Advisory Fee	$844,769
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Agnico Eagle Mines Ltd.	8.1%
Newmont Corp.	6.9%
Barrick Gold Corp.	5.3%
Anglogold Ashanti PLC	5.0%
Gold Fields Ltd.	5.0%
Northern Star Resources Ltd.	4.9%
Kinross Gold Corp.	4.8%
Franco-Nevada Corp.	4.5%
Wheaton Precious Metals Corp.	4.4%
Pan American Silver Corp.	3.7%
Direxion Daily Gold Miners Index Bear 2X Shares	PAGE 2	TSR-AR-25461A478

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Gold Miners Index Bear 2X Shares	PAGE 3	TSR-AR-25461A478

Direxion Daily Gold Miners Index Bull 2X Shares
NUGT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Gold Miners Index Bull 2X Shares	$156	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Gold Miners Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the MarketVector Global Gold Miners (the “MarketVector Index”). The MarketVector Index is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of companies that are involved primarily in the gold and silver mining industry as defined by MarketVector IndexesTM GmbH.
Prior to September 18, 2025, the Fund sought daily investment results, before fees and expenses, of 200% of the performance of the NYSE Arca Gold Miners Index (the “NYSE Index”). The NYSE Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and the index provider defines as involved primarily in mining for gold and, to a lesser extent, in mining for silver. The NYSE Index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the Index at each rebalance date. The NYSE Index may include small- and mid-capitalization companies and foreign issuers. Performance information prior to September 18, 2025 reflects the Fund’s prior investment objective of 200% of the return of the NYSE Index.
From November 1, 2024 through September 18, 2025, gold-mining companies included in the NYSE Index were influenced by movements in gold prices, production volumes, and operating costs. Miners responded to changes in energy prices, ore-grade variability, and regional production conditions. Exploration activity and reserve-replacement trends contributed to stock-level dispersion. Currency movements and geopolitical considerations also affected profitability across global mining regions. Overall, the index reflected how fluctuations in the gold market and mining fundamentals shaped results for leading producers.
From September 19, 2025 through October 31, 2025, the MarketVector Index reflected conditions across a more globally diversified group of gold-mining companies. Market attention focused on gold-price trends, geopolitical risk, and regional permitting environments. Operational updates, including production guidance, cost structures, and project timelines, contributed to differences across producers. Currency fluctuations in key mining jurisdictions also influenced results. Overall, the MarketVector Index captured short-term movements in the global gold-mining industry during a compressed reporting window.
From November 1, 2024 through September 18, 2025, the NYSE Index returned 74.64% and had volatility of 34.65%. From September 19, 2025 through October 31, 2025, the MarketVector Index returned -0.41% and had volatility of 50.31%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Gold Miners Bull 2X Shares returned 166.73%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the volatility of the NYSE Index and MarketVector Index, for the applicable periods, provided a return of 174.55%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
Direxion Daily Gold Miners Index Bull 2X Shares	PAGE 1	TSR-AR-25460G781

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Gold Miners Index Bull 2X Shares NAV	166.73	12.64	0.21
S&P 500® Index	21.45	17.64	14.64
MarketVector Global Gold Miners Index	86.22	14.58	18.84
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,078,075,572
Number of Holdings	10
Net Advisory Fee	$4,750,051
Portfolio Turnover	74%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	139.0%
Investment Companies	61.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Agnico Eagle Mines Ltd.	8.1%
Newmont Corp.	6.9%
Barrick Gold Corp.	5.3%
Anglogold Ashanti PLC	5.0%
Gold Fields Ltd.	5.0%
Northern Star Resources Ltd.	4.9%
Kinross Gold Corp.	4.8%
Franco-Nevada Corp.	4.5%
Wheaton Precious Metals Corp.	4.4%
Pan American Silver Corp.	3.7%
Direxion Daily Gold Miners Index Bull 2X Shares	PAGE 2	TSR-AR-25460G781

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Gold Miners Index Bull 2X Shares	PAGE 3	TSR-AR-25460G781

Direxion Daily GOOGL Bear 1X Shares
GGLS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily GOOGL Bear 1X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily GOOGL Bear 1X Shares	$75	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily GOOGL Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the Class A shares of Alphabet Inc. Alphabet Inc. provides online advertising services in the United States, Europe, the Middle East, Africa, the Asia-Pacific, Canada, and Latin America. The company offers performance and brand advertising services.
Over the Annual Period, Alphabet’s stock reflected developments in digital-advertising demand, cloud-services adoption, and artificial-intelligence integration across its platforms. Search and YouTube advertising trends responded to marketing budgets and user engagement. Google Cloud experienced activity tied to enterprise workloads, AI-assisted tools, and competitive pricing. Hardware updates, subscription services, and ecosystem investments contributed to diversification efforts. Regulatory developments and competitive dynamics across digital platforms also influenced investor sentiment. Overall, the stock captured broad exposure to online advertising, cloud infrastructure, and AI-related innovation.
For the Annual Period, Alphabet Inc. Class A returned 64.33% and had volatility of 32.58%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily GOOGL Bear 1X Shares returned -42.27%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Alphabet Inc. Class A’s volatility, provided a return of -45.56%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily GOOGL Bear 1X Shares	PAGE 1	TSR-AR-25461A601

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily GOOGL Bear 1X Shares NAV	-42.27	-28.73
S&P 500® Index	21.45	21.21
Alphabet Inc.	64.33	35.97
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$12,286,441
Number of Holdings	4
Net Advisory Fee	$40,815
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily GOOGL Bear 1X Shares	PAGE 2	TSR-AR-25461A601

Direxion Daily GOOGL Bull 2X Shares
GGLL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily GOOGL Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily GOOGL Bull 2X Shares	$138	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily GOOGL Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the Class A shares of Alphabet Inc. Alphabet Inc. provides online advertising services in the United States, Europe, the Middle East, Africa, the Asia-Pacific, Canada, and Latin America. The company offers performance and brand advertising services.
Over the Annual Period, Alphabet’s stock reflected developments in digital-advertising demand, cloud-services adoption, and artificial-intelligence integration across its platforms. Search and YouTube advertising trends responded to marketing budgets and user engagement. Google Cloud experienced activity tied to enterprise workloads, AI-assisted tools, and competitive pricing. Hardware updates, subscription services, and ecosystem investments contributed to diversification efforts. Regulatory developments and competitive dynamics across digital platforms also influenced investor sentiment. Overall, the stock captured broad exposure to online advertising, cloud infrastructure, and AI-related innovation.
For the Annual Period, Alphabet Inc. Class A returned 64.33% and had volatility of 32.58%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily GOOGL Bull 2X Shares returned 119.99%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Alphabet Inc. Class A’s volatility, provided a return of 145.26%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily GOOGL Bull 2X Shares	PAGE 1	TSR-AR-25461A841

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily GOOGL Bull 2X Shares NAV	119.99	50.38
S&P 500® Index	21.45	21.21
Alphabet Inc.	64.33	35.97
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$726,549,926
Number of Holdings	9
Net Advisory Fee	$2,195,454
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	192.3%
Common Stocks	7.7%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily GOOGL Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Alphabet Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily GOOGL Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Alphabet Inc.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily GOOGL Bull 2X Shares	PAGE 2	TSR-AR-25461A841

Direxion Daily Junior Gold Miners Index Bear 2X Shares
JDST (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bear 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Junior Gold Miners Index Bear 2X Shares	$52	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Junior Gold Miners Bear 2X Shares seeks daily investment results, before fees and expenses, of -200% of the performance of the MVIS Junior Gold Miners Index. The MVIS Global Junior Gold Miners Index tracks the performance of foreign and domestic micro-, small- and mid-capitalization companies that the index provider defines as those companies that generate, or demonstrate the potential to generate, at least 50% of their revenues from, or have at least 50% of their assets related to, gold mining and/or silver mining, hold real property or have mining projects that have the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.
Over the Annual Period, the index reflected the heightened sensitivity of junior mining equities to both precious-metal prices and access to capital. Exploration and development-stage companies were significantly influenced by financing conditions, drilling results, and progress toward production. Smaller producers reacted to operational performance, cost control, and updates to reserves and resources. Investor appetite for earlier-stage mining exposure contributed to pronounced swings in valuations, especially during periods of changing risk sentiment. Overall, the index exhibited more volatility than benchmarks focused on larger, established gold miners.
For the Annual Period, the MVIS Junior Gold Miners Index returned 86.92% and had volatility of 41.11%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Junior Gold Miners Bear 2X Shares returned -80.28%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MVIS Junior Gold Miners Index’s volatility, provided a return of -82.57%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Junior Gold Miners Index Bear 2X Shares	PAGE 1	TSR-AR-25461A577

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Junior Gold Miners Index Bear 2X Shares NAV	-80.28	-46.77	-71.49
S&P 500® Index	21.45	17.64	14.64
MVIS Junior Gold Miners Index	86.92	14.32	18.40
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$48,692,074
Number of Holdings	6
Net Advisory Fee	$449,126
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Pan American Silver Corp.	6.4%
Coeur Mining, Inc.	6.0%
Equinox Gold Corp.	5.8%
Alamos Gold, Inc.	5.7%
Royal Gold, Inc.	5.4%
Industrias Peñoles S.A.B. de C.V.	3.1%
Evolution Mining Ltd.	2.9%
Harmony Gold Mining Co. Ltd.	2.5%
Hecla Mining Co.	2.5%
Endeavour Mining PLC	2.4%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	PAGE 2	TSR-AR-25461A577

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Junior Gold Miners Index Bear 2X Shares	PAGE 3	TSR-AR-25461A577

Direxion Daily Junior Gold Miners Index Bull 2X Shares
JNUG (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Junior Gold Miners Index Bull 2X Shares	$157	0.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Junior Gold Miners Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the MVIS Junior Gold Miners Index. The MVIS Global Junior Gold Miners Index tracks the performance of foreign and domestic micro-, small- and mid-capitalization companies that the index provider defines as those companies that generate, or demonstrate the potential to generate, at least 50% of their revenues from, or have at least 50% of their assets related to, gold mining and/or silver mining, hold real property or have mining projects that have the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.
Over the Annual Period, the index reflected the heightened sensitivity of junior mining equities to both precious-metal prices and access to capital. Exploration and development-stage companies were significantly influenced by financing conditions, drilling results, and progress toward production. Smaller producers reacted to operational performance, cost control, and updates to reserves and resources. Investor appetite for earlier-stage mining exposure contributed to pronounced swings in valuations, especially during periods of changing risk sentiment. Overall, the index exhibited more volatility than benchmarks focused on larger, established gold miners.
For the Annual Period, the MVIS Junior Gold Miners Index returned 86.92% and had volatility of 41.11%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Junior Gold Miners Bull 2X Shares returned 174.31%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MVIS Junior Gold Miners Index’s volatility, provided a return of 192.72%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Junior Gold Miners Index Bull 2X Shares	PAGE 1	TSR-AR-25460G831

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Junior Gold Miners Index Bull 2X Shares NAV	174.31	4.91	-15.34
S&P 500® Index	21.45	17.64	14.64
MVIS Junior Gold Miners Index	86.92	14.32	18.40
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$476,341,048
Number of Holdings	7
Net Advisory Fee	$2,532,388
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	156.1%
Investment Companies	43.9%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Pan American Silver Corp.	6.4%
Coeur Mining, Inc.	6.0%
Equinox Gold Corp.	5.8%
Alamos Gold, Inc.	5.7%
Royal Gold, Inc.	5.4%
Industrias Peñoles S.A.B. de C.V.	3.1%
Evolution Mining Ltd.	2.9%
Harmony Gold Mining Co. Ltd.	2.5%
Hecla Mining Co.	2.5%
Endeavour Mining PLC	2.4%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	PAGE 2	TSR-AR-25460G831

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Junior Gold Miners Index Bull 2X Shares	PAGE 3	TSR-AR-25460G831

Direxion Daily LLY Bear 1X Shares
ELIS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily LLY Bear 1X Shares for the period of March 26, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily LLY Bear 1X Shares	$55	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily LLY Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Eli Lilly and Company. Eli Lilly and Company is a global pharmaceutical company dedicated to discovering, developing, manufacturing, and marketing innovative medicines in various therapeutic areas, including neuroscience, endocrinology, oncology, cardiovascular diseases, and immunology. Its portfolio encompasses a wide range of prescription drugs, biologics, and animal health products.
Since the Fund’s inception on March 26, 2025 through October 31, 2025 (the “Partial Period”), Eli Lilly’s stock reflected demand trends for key diabetes and obesity therapies, along with updates across its clinical pipeline. Regulatory decisions, product-launch progress, and supply-capacity expansion contributed to investor focus. Research developments in metabolic diseases and oncology influenced sentiment due to their long-term commercial potential. Pricing, reimbursement dynamics, and competition also shaped market perception. Overall, the stock captured progress across major therapeutic categories and expectations related to the company’s innovation pipeline.
For the Partial Period, Eli Lilly and Company returned 1.23% and had volatility of 26.30%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily LLY Bear 1X Shares returned -9.35%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Eli Lilly and Company’s volatility, provided a return of -15.77%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily LLY Bear 1X Shares	PAGE 1	TSR-AR-25461A296

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (03/26/2025)
Direxion Daily LLY Bear 1X Shares NAV	-9.35
S&P 500® Index	19.28
Eli Lilly and Company	1.23
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,905,663
Number of Holdings	8
Net Advisory Fee	$3,816
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily LLY Bear 1X Shares	PAGE 2	TSR-AR-25461A296

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily LLY Bear 1X Shares	PAGE 3	TSR-AR-25461A296

Direxion Daily LLY Bull 2X Shares
ELIL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily LLY Bull 2X Shares for the period of March 26, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily LLY Bull 2X Shares	$53	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily LLY Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Eli Lilly and Company. Eli Lilly and Company is a global pharmaceutical company dedicated to discovering, developing, manufacturing, and marketing innovative medicines in various therapeutic areas, including neuroscience, endocrinology, oncology, cardiovascular diseases, and immunology. Its portfolio encompasses a wide range of prescription drugs, biologics, and animal health products.
Since the Fund’s inception on March 26, 2025 through October 31, 2025 (the “Partial Period”), Eli Lilly’s stock reflected demand trends for key diabetes and obesity therapies, along with updates across its clinical pipeline. Regulatory decisions, product-launch progress, and supply-capacity expansion contributed to investor focus. Research developments in metabolic diseases and oncology influenced sentiment due to their long-term commercial potential. Pricing, reimbursement dynamics, and competition also shaped market perception. Overall, the stock captured progress across major therapeutic categories and expectations related to the company’s innovation pipeline.
For the Partial Period, Eli Lilly and Company returned 1.23% and had volatility of 26.30%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily LLY Bull 2X Shares returned -15.33%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Eli Lilly and Company’s volatility, provided a return of -3.64%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily LLY Bull 2X Shares	PAGE 1	TSR-AR-25461A312

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (03/26/2025)
Direxion Daily LLY Bull 2X Shares NAV	-15.33
S&P 500® Index	19.28
Eli Lilly and Company	1.23
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$17,269,951
Number of Holdings	9
Net Advisory Fee	$45,534
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	182.4%
Common Stocks	17.6%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily LLY Bull 2X Shares	PAGE 2	TSR-AR-25461A312

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily LLY Bull 2X Shares	PAGE 3	TSR-AR-25461A312

Direxion Daily LMT Bear 1X ETF
LMTS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily LMT Bear 1X ETF for the period of August 6, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily LMT Bear 1X ETF	$21	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily LMT Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Lockheed Martin Corporation. Lockheed Martin Corporation is an international security and aerospace company who primarily serves agencies of the U.S. Government. Lockheed Martin Corporation is global security and aerospace company principally engaged in the research, design, development, manufacture, integration and sustainment of advanced technology systems, products and services.
Since the Fund’s inception on August 6, 2025 through October 31, 2025 (the “Partial Period”), Lockheed Martin’s stock reflected developments across major defense programs, contract awards, and production schedules. Activity in aircraft platforms, missile systems, and space technologies contributed to updates on backlog and program execution. Budgetary developments and defense-spending priorities influenced sentiment around long-term visibility. Supply-chain stability and manufacturing readiness also played roles in stock-level movements. Overall, the stock captured the steady demand profile of defense procurement and execution progress on key programs.
For the Partial Period, Lockheed Martin Corporation returned 14.86% and had volatility of 20.90%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily LMT Bear 1X Shares returned -12.68%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Lockheed Martin Corporation’s volatility, provided a return of -15.93%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily LMT Bear 1X ETF	PAGE 1	TSR-AR-25461H879

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (08/06/2025)
Direxion Daily LMT Bear 1X ETF NAV	-12.68
S&P 500® Index	8.91
Lockheed Martin Corporation	14.86
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,173,364
Number of Holdings	7
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily LMT Bear 1X ETF	PAGE 2	TSR-AR-25461H879

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily LMT Bear 1X ETF	PAGE 3	TSR-AR-25461H879

Direxion Daily LMT Bull 2X ETF
LMTL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily LMT Bull 2X ETF for the period of August 6, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily LMT Bull 2X ETF	$26	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily LMT Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Lockheed Martin Corporation. Lockheed Martin Corporation is an international security and aerospace company who primarily serves agencies of the U.S. Government. Lockheed Martin Corporation is global security and aerospace company principally engaged in the research, design, development, manufacture, integration and sustainment of advanced technology systems, products and services.
Since the Fund’s inception on August 6, 2025 through October 31, 2025 (the “Partial Period”), Lockheed Martin’s stock reflected developments across major defense programs, contract awards, and production schedules. Activity in aircraft platforms, missile systems, and space technologies contributed to updates on backlog and program execution. Budgetary developments and defense-spending priorities influenced sentiment around long-term visibility. Supply-chain stability and manufacturing readiness also played roles in stock-level movements. Overall, the stock captured the steady demand profile of defense procurement and execution progress on key programs.
For the Partial Period, Lockheed Martin Corporation returned 14.86% and had volatility of 20.90%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily LMT Bull 2X Shares returned 29.58%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Lockheed Martin Corporation’s volatility, provided a return of 38.62%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily LMT Bull 2X ETF	PAGE 1	TSR-AR-25461H887

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (08/06/2025)
Direxion Daily LMT Bull 2X ETF NAV	29.58
S&P 500® Index	8.91
Lockheed Martin Corporation	14.86
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,844,227
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	138%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	200.0%
Common Stocks	0.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily LMT Bull 2X ETF	PAGE 2	TSR-AR-25461H887

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily LMT Bull 2X ETF	PAGE 3	TSR-AR-25461H887

Direxion Daily Magnificent 7 Bear 1X Shares
QQQD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bear 1X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Magnificent 7 Bear 1X Shares	$38	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Magnificent 7 Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the Indxx Magnificent 7 Index. The Indxx Magnificent 7 Index (IFOTQ) is provided by Indxx and is designed to track the performance of seven of the leading NASDAQ listed companies, as identified by Indxx. The Magnificent 7 is comprised of the following companies: Apple, Alphabet, Microsoft, Amazon, Nvidia, Tesla, and Meta.
Over the Annual Period, the index reflected the concentrated performance of a small group of mega-cap growth companies that remained central to market narratives. The constituents were heavily exposed to secular themes in artificial intelligence, digital transformation, and cloud-based services. Quarterly earnings reports and guidance updates frequently drove large moves, both for individual stocks and for the group as a whole. Regulatory developments, competitive dynamics, and changes in expectations for capital spending also shaped investor sentiment. Overall, the index captured a highly visible segment of the United States equity market where a limited number of companies exert substantial index-level influence.
For the Annual Period, the Indxx Magnificent 7 Index returned 52.52% and had volatility of 22.40%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Magnificent 7 Bear 1X Shares returned -31.97%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Indxx Magnificent 7 Index’s volatility, provided a return of -37.74%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Magnificent 7 Bear 1X Shares	PAGE 1	TSR-AR-25461A668

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

	1 Year	Since Inception (03/07/2024)
Direxion Daily Magnificent 7 Bear 1X Shares NAV	-31.97	-30.07
S&P 500® Index	21.45	20.91
Indxx Magnificent 7 Index	45.52	44.38
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$15,473,536
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Interactive Media & Services	27.0%
Semiconductors & Semiconductor Equipment	15.2%
Broadline Retail	14.8%
Technology Hardware, Storage & Peripherals	14.6%
Automobiles	14.5%
Software	13.9%

Top 10 Constituents of Index	(%)
Alphabet, Inc.	15.4%
NVIDIA Corp.	15.2%
Amazon.com, Inc.	14.8%
Apple, Inc.	14.6%
Tesla, Inc.	14.5%
Microsoft Corp.	13.9%
Meta Platforms, Inc.	11.7%
MATERIAL CHANGES
On August 1, 2024, the name of the index that the Fund tracks was renamed from the Indxx Front of the Q Index to Indxx Magnificent 7 Index. Effective September 13, 2024, the Fund was renamed from Direxion Daily Concentrated Qs Bear 1X Shares to Direxion Daily Magnificent 7 Bear 1X Shares.
Direxion Daily Magnificent 7 Bear 1X Shares	PAGE 2	TSR-AR-25461A668

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -100% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Magnificent 7 Bear 1X Shares	PAGE 3	TSR-AR-25461A668

Direxion Daily Magnificent 7 Bull 2X Shares
QQQU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Magnificent 7 Bull 2X Shares	$133	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Magnificent 7 Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the Indxx Magnificent 7 Index. The Indxx Magnificent 7 Index is provided by Indxx and is designed to track the performance of seven of the leading NASDAQ listed companies, as identified by Indxx. The Magnificent 7 is comprised of the following companies: Apple, Alphabet, Microsoft, Amazon, Nvidia, Tesla, and Meta.
Over the Annual Period, the index reflected the concentrated performance of a small group of mega-cap growth companies that remained central to market narratives. The constituents were heavily exposed to secular themes in artificial intelligence, digital transformation, and cloud-based services. Quarterly earnings reports and guidance updates frequently drove large moves, both for individual stocks and for the group as a whole. Regulatory developments, competitive dynamics, and changes in expectations for capital spending also shaped investor sentiment. Overall, the index captured a highly visible segment of the United States equity market where a limited number of companies exert substantial index-level influence.
For the Annual Period, the Indxx Magnificent 7 Index returned 45.52% and had volatility of 22.40%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Magnificent 7 Bull 2X Shares returned 80.94%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Indxx Magnificent 7 Index’s volatility, provided a return of 94.23%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Magnificent 7 Bull 2X Shares	PAGE 1	TSR-AR-25461A650

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

	1 Year	Since Inception (03/07/2024)
Direxion Daily Magnificent 7 Bull 2X Shares NAV	80.94	79.46
S&P 500® Index	21.45	20.91
Indxx Magnificent 7 Index	45.52	44.38
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$118,223,684
Number of Holdings	13
Net Advisory Fee	$608,377
Portfolio Turnover	233%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	123.9%
Common Stocks	76.1%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Interactive Media & Services	27.0%
Semiconductors & Semiconductor Equipment	15.2%
Broadline Retail	14.8%
Technology Hardware, Storage & Peripherals	14.6%
Automobiles	14.5%
Software	13.9%

Top 10 Constituents of Index	(%)
Alphabet, Inc.	15.4%
NVIDIA Corp.	15.2%
Amazon.com, Inc.	14.8%
Apple, Inc.	14.6%
Tesla, Inc.	14.5%
Microsoft Corp.	13.9%
Meta Platforms, Inc.	11.7%
MATERIAL CHANGES
On August 1, 2024, the name of the index that the Fund tracks was renamed from the Indxx Front of the Q Index to Indxx Magnificent 7 Index. Effective September 13, 2024, the Fund was renamed from Direxion Daily Concentrated Qs Bull 2X Shares to Direxion Daily Magnificent 7 Bull 2X Shares.
Direxion Daily Magnificent 7 Bull 2X Shares	PAGE 2	TSR-AR-25461A650

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Magnificent 7 Bull 2X Shares	PAGE 3	TSR-AR-25461A650

Direxion Daily META Bear 1X Shares
METD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily META Bear 1X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily META Bear 1X Shares	$86	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily META Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Meta Platforms, Inc. Meta Platforms, Inc. develops products that enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality headsets, wearables, and in-home devices worldwide.
Throughout the Annual Period, Meta’s stock reflected trends in digital advertising demand, user engagement, and monetization across its family of applications. Advertising results were shaped by marketing budgets, pricing dynamics, and the adoption of AI-enhanced ad-delivery tools. Platform engagement continued to influence content distribution and creator ecosystems. Investments in infrastructure, AI compute capacity, and long-term product development contributed to variability in sentiment. Virtual- and augmented-reality initiatives added incremental research and development considerations. Overall, the stock captured the intersection of digital advertising performance, user behavior, and strategic technology investment.
For the Annual Period, Meta Platforms, Inc. returned 14.23% and had volatility of 61.97%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily META Bear 1X Shares returned -18.50%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Meta Platforms Inc.’s volatility, provided a return of -24.50%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily META Bear 1X Shares	PAGE 1	TSR-AR-25461A106

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/05/2024)
Direxion Daily META Bear 1X Shares NAV	-18.50	-23.89
S&P 500® Index	21.45	21.56
Meta Platforms Corporation	14.23	24.35
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$8,117,818
Number of Holdings	8
Net Advisory Fee	$39,810
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily META Bear 1X Shares	PAGE 2	TSR-AR-25461A106

Direxion Daily META Bull 2X Shares
METU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily META Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily META Bull 2X Shares	$90	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily META Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Meta Platforms, Inc. Meta Platforms, Inc. develops products that enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality headsets, wearables, and in-home devices worldwide.
Throughout the Annual Period, Meta’s stock reflected trends in digital advertising demand, user engagement, and monetization across its family of applications. Advertising results were shaped by marketing budgets, pricing dynamics, and the adoption of AI-enhanced ad-delivery tools. Platform engagement continued to influence content distribution and creator ecosystems. Investments in infrastructure, AI compute capacity, and long-term product development contributed to variability in sentiment. Virtual- and augmented-reality initiatives added incremental research and development considerations. Overall, the stock captured the intersection of digital advertising performance, user behavior, and strategic technology investment.
For the Annual Period, Meta Platforms, Inc. returned 14.23% and had volatility of 61.97%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily META Bull 2X Shares returned 1.43%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Meta Platforms Inc.’s volatility, provided a return of 13.87%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily META Bull 2X Shares	PAGE 1	TSR-AR-25461A809

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/05/2024)
Direxion Daily META Bull 2X Shares NAV	1.43	22.15
S&P 500® Index	21.45	21.56
Meta Platforms Corporation	14.23	24.35
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$728,696,762
Number of Holdings	10
Net Advisory Fee	$813,373
Portfolio Turnover	62%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	186.5%
Common Stocks	13.5%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily META Bull 2X Shares	PAGE 2	TSR-AR-25461A809

Direxion Daily MSCI Brazil Bull 2X Shares
BRZU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily MSCI Brazil Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Brazil Bull 2X Shares	$103	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Brazil Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the MSCI Brazil 25/50 Index. The MSCI Brazil 25/50 Index is designed to measure the performance of the large- and mid-capitalization segments of the Brazilian equity market, covering approximately 85% of the free float-adjusted market capitalization of Brazilian issuers.
During the Annual Period, the index reflected the interaction between Brazil’s domestic policy environment, commodity markets, and broader emerging-markets sentiment. Banks and financial institutions were influenced by local interest-rate moves, credit growth, and changing perceptions of household and corporate balance sheets. Energy and materials companies responded to fluctuations in global demand and prices for oil, metals, and agricultural products. Consumer-oriented names were affected by labor-market conditions, real wage trends, and inflation. Periods of optimism around reform and fiscal discipline were occasionally offset by renewed concerns about policy direction. Overall, the index captured Brazil’s cyclical sensitivity alongside its role as a major commodity producer.
For the Annual Period, the MSCI Brazil 25/50 Index returned 20.25% and had volatility of 24.84%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI Brazil Bull 2X Shares returned 26.41%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MSCI Brazil 25/50 Index’s volatility, provided a return of 34.16%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily MSCI Brazil Bull 2X Shares	PAGE 1	TSR-AR-25460G708

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI Brazil Bull 2X Shares NAV	26.41	8.43	-16.40
S&P 500® Index	21.45	17.64	14.64
MSCI Brazil 25/50 Index	20.25	11.82	9.09
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$122,705,286
Number of Holdings	7
Net Advisory Fee	$914,027
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	150.7%
Investment Companies	49.3%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financials	39.6%
Materials	13.5%
Utilities	12.8%
Energy	12.0%
Industrials	9.5%
Consumer Staples	5.5%
Communication Services	2.3%
Consumer Discretionary	2.0%
Health Care	1.6%
Information Technology	1.2%

Top 10 Constituents of Index	(%)
Nu Holdings Ltd. Class A	12.5%
Vale S.A.	9.9%
Itaú Unibanco Holding S.A.	8.9%
Petróleo Brasileiro S.A.	5.7%
Petróleo Brasileiro S.A. - Petrobras	5.0%
Banco Bradesco S.A.	3.9%
WEG S.A.	3.2%
Centrais Elétricas Brasileiras S.A.	3.1%
B3 S.A. - Brasil, Bolsa, Balcão	3.0%
Companhia de Saneamento Básico do Estado de São Paulo	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily MSCI Brazil Bull 2X Shares	PAGE 2	TSR-AR-25460G708

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Brazil Bull 2X Shares	PAGE 3	TSR-AR-25460G708

Direxion Daily MSCI India Bull 2X Shares
INDL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily MSCI India Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI India Bull 2X Shares	$86	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI India Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the MSCI India Index. The MSCI India Index is designed to measure the performance of the large- and mid-capitalization segments of the Indian equity market, covering approximately 85% of companies in the Indian equity universe.
Over the Annual Period, the index reflected India’s strong structural growth story alongside shorter-term market dynamics. Financials benefited from credit expansion, evolving lending standards, and improvements in asset quality. Information technology services companies were influenced by global enterprise IT spending, digital-transformation priorities, and currency movements. Domestic consumption and infrastructure investment supported industrials and consumer-facing businesses. Policy initiatives, macroeconomic stability, and the trajectory of foreign and domestic investment flows helped shape valuations. Overall, the MSCI India Index captured the balance between India’s long-term growth drivers and periodic bouts of volatility.
For the Annual Period, the MSCI India Index returned -1.18% and had volatility of 14.44%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI India Bull 2X Shares returned -9.89%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MSCI India Index’s volatility, provided a return of -3.64%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily MSCI India Bull 2X Shares	PAGE 1	TSR-AR-25490K331

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI India Bull 2X Shares NAV	-9.89	15.29	0.81
S&P 500® Index	21.45	17.64	14.64
MSCI India Index	-1.18	13.82	9.39
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$69,115,690
Number of Holdings	8
Net Advisory Fee	$588,104
Portfolio Turnover	61%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	154.6%
Investment Companies	45.4%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financials	29.4%
Consumer Discretionary	12.7%
Industrials	9.3%
Information Technology	9.2%
Energy	9.1%
Materials	8.1%
Consumer Staples	6.3%
Health Care	5.6%
Utilities	3.7%
Communication Services	4.9%
Real Estate	1.7%

Top 10 Constituents of Index	(%)
HDFC Bank Ltd.	8.2%
Reliance Industries Ltd.	6.6%
ICICI Bank Ltd.	5.2%
Bharti Airtel Ltd.	3.9%
Infosys Ltd.	3.6%
Mahindra & Mahindra	2.4%
Bajaj Finserv Ltd.	2.1%
Axis Bank Ltd.	2.1%
Tata Consultancy Services	2.0%
Larsen & Toubro Ltd.	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI India Bull 2X Shares	PAGE 2	TSR-AR-25490K331

Direxion Daily MSFT Bear 1X Shares
MSFD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily MSFT Bear 1X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSFT Bear 1X Shares	$85	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSFT Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Microsoft Corporation. Microsoft Corporation develops, licenses, and supports software, services, devices, and solutions worldwide.
Throughout the Annual Period, Microsoft’s stock reflected demand for cloud computing, enterprise productivity tools, and artificial-intelligence services. Azure results were shaped by infrastructure growth, AI-related workloads, and enterprise-IT spending. Productivity and collaboration platforms responded to seat growth, subscription trends, and cross-suite adoption. The gaming and devices segments contributed incremental variability tied to product cycles and content updates. Market attention remained focused on AI integration across the company’s software portfolio. Overall, the stock captured ongoing enterprise-technology spending and adoption of cloud-based solutions.
For the Annual Period, Microsoft Corporation returned 27.43% and had volatility of 23.99%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSFT Bear 1X Shares returned -21.80%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Microsoft Corporation’s volatility, provided a return of -26.52%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily MSFT Bear 1X Shares	PAGE 1	TSR-AR-25461A403

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily MSFT Bear 1X Shares NAV	-21.80	-20.47
S&P 500® Index	21.45	21.21
Microsoft Corporation	27.43	25.60
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$8,920,069
Number of Holdings	6
Net Advisory Fee	$50,076
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSFT Bear 1X Shares	PAGE 2	TSR-AR-25461A403

Direxion Daily MSFT Bull 2X Shares
MSFU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily MSFT Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSFT Bull 2X Shares	$103	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSFT Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Microsoft Corporation. Microsoft Corporation develops, licenses, and supports software, services, devices, and solutions worldwide.
Throughout the Annual Period, Microsoft’s stock reflected demand for cloud computing, enterprise productivity tools, and artificial-intelligence services. Azure results were shaped by infrastructure growth, AI-related workloads, and enterprise-IT spending. Productivity and collaboration platforms responded to seat growth, subscription trends, and cross-suite adoption. The gaming and devices segments contributed incremental variability tied to product cycles and content updates. Market attention remained focused on AI integration across the company’s software portfolio. Overall, the stock captured ongoing enterprise-technology spending and adoption of cloud-based solutions.
For the Annual Period, Microsoft Corporation returned 27.43% and had volatility of 23.99%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSFT Bull 2X Shares returned 40.37%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Microsoft Corporation’s volatility, provided a return of 55.82%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily MSFT Bull 2X Shares	PAGE 1	TSR-AR-25461A866

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily MSFT Bull 2X Shares NAV	40.37	30.18
S&P 500® Index	21.45	21.21
Microsoft Corporation	27.43	25.60
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$263,913,218
Number of Holdings	9
Net Advisory Fee	$1,141,347
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	188.6%
Common Stocks	11.4%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily MSFT Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Microsoft Corporation. Effective April 2, 2024, the Fund was renamed Direxion Daily MSFT Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Microsoft Corporation.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSFT Bull 2X Shares	PAGE 2	TSR-AR-25461A866

Direxion Daily MU Bear 1X Shares
MUD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily MU Bear 1X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MU Bear 1X Shares	$63	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MU Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Micron Technology, Inc. Micron Technology, Inc. is a semiconductor company that produces computer memory and computer data storage, including dynamic random-access memory, flash memory, and USB flash drives.
Over the Annual Period, Micron’s stock reflected memory-pricing dynamics, supply-demand balance across end markets, and activity tied to artificial-intelligence and high-performance computing workloads. DRAM and NAND results were shaped by cost efficiencies, inventory positioning, and capital-expenditure cycles. Data-center demand for high-bandwidth memory influenced expectations for long-term growth. Mobile, PC, and automotive segments contributed additional variability depending on device-production cycles. Overall, the stock captured the cyclical and innovation-driven nature of the memory-semiconductor market.
For the Annual Period, Micron Technology, Inc. returned 124.56% and had volatility of 39.12%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily MU Bear 1X Shares returned -67.09%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Micron Technology, Inc.’s volatility, provided a return of -69.43%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily MU Bear 1X Shares	PAGE 1	TSR-AR-25461A510

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/10/2024)
Direxion Daily MU Bear 1X Shares NAV	-67.09	-64.49
S&P 500® Index	21.45	18.48
Micron Technology, Inc.	124.56	110.38
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$30,222,207
Number of Holdings	9
Net Advisory Fee	$14,353
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MU Bear 1X Shares	PAGE 2	TSR-AR-25461A510

Direxion Daily MU Bull 2X Shares
MUU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily MU Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MU Bull 2X Shares	$188	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MU Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Micron Technology, Inc. Micron Technology, Inc. is a semiconductor company that produces computer memory and computer data storage, including dynamic random-access memory, flash memory, and USB flash drives.
Over the Annual Period, Micron’s stock reflected memory-pricing dynamics, supply-demand balance across end markets, and activity tied to artificial-intelligence and high-performance computing workloads. DRAM and NAND results were shaped by cost efficiencies, inventory positioning, and capital-expenditure cycles. Data-center demand for high-bandwidth memory influenced expectations for long-term growth. Mobile, PC, and automotive segments contributed additional variability depending on device-production cycles. Overall, the stock captured the cyclical and innovation-driven nature of the memory-semiconductor market.
For the Annual Period, Micron Technology, Inc. returned 124.56% and had volatility of 39.12%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily MU Bull 2X Shares returned 208.62%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Micron Technology, Inc.’s volatility, provided a return of 245.55%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily MU Bull 2X Shares	PAGE 1	TSR-AR-25461A528

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/10/2024)
Direxion Daily MU Bull 2X Shares NAV	208.62	173.56
S&P 500® Index	21.45	18.48
Micron Technology, Inc.	124.56	110.38
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$268,300,615
Number of Holdings	11
Net Advisory Fee	$313,964
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	179.1%
Common Stocks	20.9%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MU Bull 2X Shares	PAGE 2	TSR-AR-25461A528

Direxion Daily NFLX Bear 1X Shares
NFXS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily NFLX Bear 1X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NFLX Bear 1X Shares	$79	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NFLX Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Netflix, Inc. Netflix, Inc. provides entertainment services. It offers TV series, documentaries, feature films, and mobile games across various genres and languages. The company provides members the ability to receive streaming content through a host of internet-connected devices, including TVs, digital video players, television set-top boxes, and mobile devices. It also provides DVDs-by-mail membership services in the United States.
Over the Annual Period, Netflix’s stock reflected subscriber trends, content-performance metrics, and the impact of its ongoing advertising-supported tier. Viewer engagement and the release schedule of new original content influenced revenue and user retention. International growth continued to shape the company’s strategic direction, with localized productions and regional pricing playing key roles. Competitive dynamics from other streaming providers influenced market expectations. Overall, the stock captured how distribution strategy, content investment, and global subscription trends shaped the company’s operating environment.
For the Annual Period, Netflix, Inc. returned 47.99% and had volatility of 58.07%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily NFLX Bear 1X Shares returned -34.35%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Netflix Inc.’s volatility, provided a return of -39.36%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily NFLX Bear 1X Shares	PAGE 1	TSR-AR-25461A205

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/03/2024)
Direxion Daily NFLX Bear 1X Shares NAV	-34.35	-36.60
S&P 500® Index	21.45	19.73
Netflix, Inc.	47.99	78.67
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$6,612,505
Number of Holdings	8
Net Advisory Fee	$63,963
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NFLX Bear 1X Shares	PAGE 2	TSR-AR-25461A205

Direxion Daily NFLX Bull 2X Shares
NFXL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily NFLX Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NFLX Bull 2X Shares	$128	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NFLX Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Netflix, Inc. Netflix, Inc. provides entertainment services. It offers TV series, documentaries, feature films, and mobile games across various genres and languages. The company provides members the ability to receive streaming content through a host of internet-connected devices, including TVs, digital video players, television set-top boxes, and mobile devices. It also provides DVDs-by-mail membership services in the United States.
Over the Annual Period, Netflix’s stock reflected subscriber trends, content-performance metrics, and the impact of its ongoing advertising-supported tier. Viewer engagement and the release schedule of new original content influenced revenue and user retention. International growth continued to shape the company’s strategic direction, with localized productions and regional pricing playing key roles. Competitive dynamics from other streaming providers influenced market expectations. Overall, the stock captured how distribution strategy, content investment, and global subscription trends shaped the company’s operating environment.
For the Annual Period, Netflix, Inc. returned 47.99% and had volatility of 58.07%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily NFLX Bull 2X Shares returned 75.68%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Netflix Inc.’s volatility, provided a return of 96.26%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily NFLX Bull 2X Shares	PAGE 1	TSR-AR-25461A882

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/03/2024)
Direxion Daily NFLX Bull 2X Shares NAV	75.68	84.82
S&P 500® Index	21.45	19.73
Netflix, Inc.	47.99	78.67
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$124,610,306
Number of Holdings	10
Net Advisory Fee	$356,454
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	187.0%
Common Stocks	13.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NFLX Bull 2X Shares	PAGE 2	TSR-AR-25461A882

Direxion Daily NVDA Bear 1X Shares
NVDD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily NVDA Bear 1X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NVDA Bear 1X Shares	$74	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NVDA Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of NVIDIA Corporation. NVIDIA Corporation operates as a visual computing company worldwide. It operates in two segments, graphics and compute & networking.
Over the Annual Period, NVIDIA’s stock reflected strong demand for data-center GPUs, AI accelerators, and high-performance-computing infrastructure. Cloud-service-provider procurement and large-scale AI-training deployments remained significant drivers. Gaming and professional-graphics segments contributed additional variability tied to product-cycle transitions. Supply-chain conditions, capacity expansions, and competitive developments influenced sentiment. Software platforms and ecosystem partnerships supported broader adoption of accelerated-computing solutions. Overall, the stock captured the company’s central role in AI-driven compute demand.
For the Annual Period, NVIDIA Corporation returned 52.52% and had volatility of 49.64%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily NVDA Bear 1X Shares returned -44.02%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NVIDIA Corporation’s volatility, provided a return of -48.65%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily NVDA Bear 1X Shares	PAGE 1	TSR-AR-25461A197

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/13/2023)
Direxion Daily NVDA Bear 1X Shares NAV	-44.02	-58.24
S&P 500® Index	21.45	23.84
NVIDIA Corporation	52.52	102.60
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$39,416,588
Number of Holdings	9
Net Advisory Fee	$212,108
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NVDA Bear 1X Shares	PAGE 2	TSR-AR-25461A197

Direxion Daily NVDA Bull 2X Shares
NVDU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily NVDA Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NVDA Bull 2X Shares	$111	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NVDA Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of NVIDIA Corporation. NVIDIA Corporation operates as a visual computing company worldwide. It operates in two segments, graphics and compute & networking.
Over the Annual Period, NVIDIA’s stock reflected strong demand for data-center GPUs, AI accelerators, and high-performance-computing infrastructure. Cloud-service-provider procurement and large-scale AI-training deployments remained significant drivers. Gaming and professional-graphics segments contributed additional variability tied to product-cycle transitions. Supply-chain conditions, capacity expansions, and competitive developments influenced sentiment. Software platforms and ecosystem partnerships supported broader adoption of accelerated-computing solutions. Overall, the stock captured the company’s central role in AI-driven compute demand.
For the Annual Period, NVIDIA Corporation returned 52.52% and had volatility of 49.64%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily NVDA Bull 2X Shares returned 61.42%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NVIDIA Corporation’s volatility, provided a return of 81.25%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily NVDA Bull 2X Shares	PAGE 1	TSR-AR-25461A833

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/13/2023)
Direxion Daily NVDA Bull 2X Shares NAV	61.42	152.16
S&P 500® Index	21.45	23.84
NVIDIA Corporation	52.52	102.60
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$714,503,800
Number of Holdings	11
Net Advisory Fee	$4,699,730
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	186.7%
Common Stocks	13.3%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily NVDA Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of NVIDIA Corporation. Effective April 2, 2024, the Fund was renamed Direxion Daily NVDA Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of NVIDIA Corporation.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NVDA Bull 2X Shares	PAGE 2	TSR-AR-25461A833

Direxion Daily NYSE FANG+ Bull 2X Shares
FNGG (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily NYSE FANG+ Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NYSE FANG+ Bull 2X Shares	$134	0.94%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NYSE FANG+ Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the NYSE FANG+ Index. The NYSE FANG+ Index is an equal-dollar weighted Index designed to track the performance of 10 highly-traded growth stocks of technology and tech-enabled companies. The Index is comprised of the securities of U.S.-listed companies that ICE Data Indices, LLC (the “Index Provider”) has identified as FANG+ companies, which are comprised of the six FAANMG companies and four non-FAANMG companies. The Index Provider defines the FAANMG as Meta Platforms Inc. (META), Apple Inc. (AAPL), Amazon.com Inc. (AMZN), Netflix Inc. (NFLX), Microsoft Corp. (MSFT), and Alphabet Inc. Class A (GOOGL). The Index is reconstituted quarterly.
During the Annual Period, the index reflected the performance of a concentrated set of large growth companies that remained central to equity-market leadership. Many constituents were tied to themes such as cloud computing, digital advertising, e-commerce, streaming media, and artificial intelligence. Earnings results, user growth, and monetization trends drove substantial stock-level moves. The equal-weighting approach reduced the dominance of any single name but still left the index highly sensitive to sentiment toward this group of leading growth franchises. Overall, the index captured a key segment of the market where valuation, innovation, and competitive positioning were closely scrutinized.
For the Annual Period, the NYSE FANG+ Index returned 46.07% and had volatility of 28.63%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily NYSE FANG+ Bull 2X Shares returned 84.18%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NYSE FANG+ Index’s volatility, provided a return of 96.88%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily NYSE FANG+ Bull 2X Shares	PAGE 1	TSR-AR-25460G161

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Direxion Daily NYSE FANG+ Bull 2X Shares NAV	84.18	3.17
S&P 500® Index	21.45	13.32
NYSE FANG+ Index	46.07	24.23
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$139,670,815
Number of Holdings	18
Net Advisory Fee	$826,119
Portfolio Turnover	63%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	157.0%
Common Stocks	43.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Software	30.4%
Semiconductors & Semiconductor Equipment	21.5%
Interactive Media & Services	18.7%
Technology Hardware, Storage & Peripherals	10.7%
Broadline Retail	10.0%
Entertainment	8.7%

Top 10 Constituents of Index	(%)
CrowdStrike Holdings, Inc.	11.6%
NVIDIA Corp.	11.3%
Apple, Inc.	10.8%
Alphabet, Inc.	10.7%
Broadcom, Inc.	10.2%
Amazon.com, Inc.	10.0%
Microsoft Corp.	9.7%
ServiceNow, Inc.	9.2%
Netflix, Inc.	8.7%
Meta Platforms, Inc.	7.9%
Direxion Daily NYSE FANG+ Bull 2X Shares	PAGE 2	TSR-AR-25460G161

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NYSE FANG+ Bull 2X Shares	PAGE 3	TSR-AR-25460G161

Direxion Daily PANW Bear 1X Shares
PALD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily PANW Bear 1X Shares for the period of March 26, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily PANW Bear 1X Shares	$52	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily PANW Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Palo Alto Networks, Inc. Palo Alto Networks, Inc. is a global cybersecurity provider incorporated in 2005. Palo Alto Networks, Inc. empowers enterprises, organizations, service providers, and government entities to protect themselves against sophisticated cyber threats.
Since the Fund’s inception on March 26, 2025 through October 31, 2025 (the “Partial Period”), the stock reflected enterprise demand for security modernization, cloud-security adoption, and subscription-based platform growth. Organizations continued to transition to consolidated security architectures, influencing product-mix considerations. The company’s investments in AI-assisted threat detection and security automation contributed to sentiment. Competitive dynamics in firewalls, cloud security, and endpoint protection played a role in stock-level movements. Overall, the stock captured evolving enterprise-security priorities and the company’s execution across its platform portfolio.
For the Partial Period, Palo Alto Networks, Inc. returned 15.95% and had volatility of 17.64%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily PANW Bear 1X Shares returned -17.16%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Palo Alto Networks, Inc.’s volatility, provided a return of -22.66%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily PANW Bear 1X Shares	PAGE 1	TSR-AR-25461A361

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (03/26/2025)
Direxion Daily PANW Bear 1X Shares NAV	-17.16
S&P 500® Index	19.28
Palo Alto Networks, Inc.	15.95
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,051,785
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily PANW Bear 1X Shares	PAGE 2	TSR-AR-25461A361

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily PANW Bear 1X Shares	PAGE 3	TSR-AR-25461A361

Direxion Daily PANW Bull 2X Shares
PALU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily PANW Bull 2X Shares for the period of March 26, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily PANW Bull 2X Shares	$62	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily PANW Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Palo Alto Networks, Inc. Palo Alto Networks, Inc. is a global cybersecurity provider incorporated in 2005. Palo Alto Networks, Inc. empowers enterprises, organizations, service providers, and government entities to protect themselves against sophisticated cyber threats.
Since the Fund’s inception on March 26, 2025 through October 31, 2025 (the “Partial Period”), the stock reflected enterprise demand for security modernization, cloud-security adoption, and subscription-based platform growth. Organizations continued to transition to consolidated security architectures, influencing product-mix considerations. The company’s investments in AI-assisted threat detection and security automation contributed to sentiment. Competitive dynamics in firewalls, cloud security, and endpoint protection played a role in stock-level movements. Overall, the stock captured evolving enterprise-security priorities and the company’s execution across its platform portfolio.
For the Partial Period, Palo Alto Networks, Inc. returned 15.95% and had volatility of 17.64%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily PANW Bull 2X Shares returned 15.79%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Palo Alto Networks, Inc.’s volatility, provided a return of 30.69%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily PANW Bull 2X Shares	PAGE 1	TSR-AR-25461A379

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (03/26/2025)
Direxion Daily PANW Bull 2X Shares NAV	15.79
S&P 500® Index	19.28
Palo Alto Networks, Inc.	15.95
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$12,172,124
Number of Holdings	9
Net Advisory Fee	$23,965
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	192.0%
Common Stocks	8.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily PANW Bull 2X Shares	PAGE 2	TSR-AR-25461A379

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily PANW Bull 2X Shares	PAGE 3	TSR-AR-25461A379

Direxion Daily PLTR Bear 1X Shares
PLTD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily PLTR Bear 1X Shares for the period of December 11, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily PLTR Bear 1X Shares	$50	0.90%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily PLTR Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Palantir Technologies Inc. Palantir Technologies Inc. specializes in software platforms for big data analytics. It started by building software platforms for the intelligence community to assist in counterterrorism investigations and operations in the United States, the United Kingdom, and internationally, and expanded to work with commercial enterprises.
Since the Fund’s inception on December 11, 2024 through October 31, 2025 (the “Partial Period”), Palantir’s stock reflected adoption trends for its AI-enabled platforms across government and enterprise clients. Contract activity and renewals contributed to visibility into long-term revenue streams. The company’s work in defense, intelligence, and public-sector analytics remained central to market perception. Growth in commercial deployments, including manufacturing, healthcare, and logistics applications, influenced sentiment. Overall, the stock’s movement captured investor expectations around platform adoption, contract expansion, and the integration of AI capabilities into customer operations.
For the Partial Period, Palantir Technologies Inc. returned 182.79% and had volatility of 38.07%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily PLTR Bear 1X Shares returned -74.97%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Palantir Technologies Inc.’s volatility, provided a return of -76.30%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily PLTR Bear 1X Shares	PAGE 1	TSR-AR-25461A429

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (12/11/2024)
Direxion Daily PLTR Bear 1X Shares NAV	-74.97
S&P 500® Index	14.61
Palantir Technologies, Inc.	182.79
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$38,323,231
Number of Holdings	8
Net Advisory Fee	$300,885
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily PLTR Bear 1X Shares	PAGE 2	TSR-AR-25461A429

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily PLTR Bear 1X Shares	PAGE 3	TSR-AR-25461A429

Direxion Daily PLTR Bull 2X Shares
PLTU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily PLTR Bull 2X Shares for the period of December 11, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily PLTR Bull 2X Shares	$224	0.86%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily PLTR Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Palantir Technologies Inc. Palantir Technologies Inc. specializes in software platforms for big data analytics. It started by building software platforms for the intelligence community to assist in counterterrorism investigations and operations in the United States, the United Kingdom, and internationally, and expanded to work with commercial enterprises.
Since the Fund’s inception on December 11, 2024 through October 31, 2025 (the “Partial Period”), Palantir’s stock reflected adoption trends for its AI-enabled platforms across government and enterprise clients. Contract activity and renewals contributed to visibility into long-term revenue streams. The company’s work in defense, intelligence, and public-sector analytics remained central to market perception. Growth in commercial deployments, including manufacturing, healthcare, and logistics applications, influenced sentiment. Overall, the stock’s movement captured investor expectations around platform adoption, contract expansion, and the integration of AI capabilities into customer operations.
For the Partial Period, Palantir Technologies Inc. returned 182.79% and had volatility of 38.07%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily PLTR Bull 2X Shares returned 385.01%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Palantir Technologies Inc.’s volatility, provided a return of 410.97%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily PLTR Bull 2X Shares	PAGE 1	TSR-AR-25461A445

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (12/11/2024)
Direxion Daily PLTR Bull 2X Shares NAV	385.01
S&P 500® Index	14.61
Palantir Technologies, Inc.	182.79
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$577,926,824
Number of Holdings	10
Net Advisory Fee	$2,179,980
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	187.4%
Common Stocks	12.6%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily PLTR Bull 2X Shares	PAGE 2	TSR-AR-25461A445

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily PLTR Bull 2X Shares	PAGE 3	TSR-AR-25461A445

Direxion Daily QCOM Bear 1X ETF
QCMD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily QCOM Bear 1X ETF for the period of June 25, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily QCOM Bear 1X ETF	$31	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily QCOM Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of QUALCOMM Incorporated. QUALCOMM Incorporated is a global leader in the development and commercialization of wireless technologies incorporated in 1985. QUALCOMM Incorporated is involved in the development and commercialization of foundational technologies for the wireless industry, including 3G (third generation), 4G (fourth generation) and 5G (fifth generation) wireless connectivity, and high-performance and low-power computing including on-device artificial intelligence.
Since the Fund’s inception on June 25, 2025 through October 31, 2025 (the “Partial Period”), Qualcomm’s stock reflected trends in global smartphone demand, premium-tier device adoption, and expansion into automotive and connected-device markets. Licensing activity contributed to visibility tied to intellectual-property arrangements with handset manufacturers. Demand for connectivity chips and integrated platforms was influenced by device cycles and regional market conditions. Growth initiatives in automotive compute and IoT solutions added incremental updates. Overall, the stock captured the company’s diversified exposure across mobile devices, connectivity technologies, and adjacent semiconductor markets.
For the Partial Period, QUALCOMM Incorporated returned 16.18% and had volatility of 56.84%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily QCOM Bear 1X Shares returned -15.74%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the QUALCOMM Incorporated’s volatility, provided a return of -17.76%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily QCOM Bear 1X ETF	PAGE 1	TSR-AR-25461A254

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (06/25/2025)
Direxion Daily QCOM Bear 1X ETF NAV	-15.74
S&P 500® Index	12.72
QUALCOMM Incorporated	16.18
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,610,171
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily QCOM Bear 1X ETF	PAGE 2	TSR-AR-25461A254

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily QCOM Bear 1X ETF	PAGE 3	TSR-AR-25461A254

Direxion Daily QCOM Bull 2X ETF
QCMU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily QCOM Bull 2X ETF for the period of June 25, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily QCOM Bull 2X ETF	$38	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily QCOM Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of QUALCOMM Incorporated. QUALCOMM Incorporated is a global leader in the development and commercialization of wireless technologies incorporated in 1985. QUALCOMM Incorporated is involved in the development and commercialization of foundational technologies for the wireless industry, including 3G (third generation), 4G (fourth generation) and 5G (fifth generation) wireless connectivity, and high-performance and low-power computing including on-device artificial intelligence.
Since the Fund’s inception on June 25, 2025 through October 31, 2025 (the “Partial Period”), Qualcomm’s stock reflected trends in global smartphone demand, premium-tier device adoption, and expansion into automotive and connected-device markets. Licensing activity contributed to visibility tied to intellectual-property arrangements with handset manufacturers. Demand for connectivity chips and integrated platforms was influenced by device cycles and regional market conditions. Growth initiatives in automotive compute and IoT solutions added incremental updates. Overall, the stock captured the company’s diversified exposure across mobile devices, connectivity technologies, and adjacent semiconductor markets.
For the Partial Period, QUALCOMM Incorporated returned 16.18% and had volatility of 56.84%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily QCOM Bull 2X Shares returned 25.86%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the QUALCOMM Incorporated’s volatility, provided a return of 30.68%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily QCOM Bull 2X ETF	PAGE 1	TSR-AR-25461A270

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (06/25/2025)
Direxion Daily QCOM Bull 2X ETF NAV	25.86
S&P 500® Index	12.72
QUALCOMM Incorporated	16.18
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$7,025,674
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	179.4%
Common Stocks	20.6%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily QCOM Bull 2X ETF	PAGE 2	TSR-AR-25461A270

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily QCOM Bull 2X ETF	PAGE 3	TSR-AR-25461A270

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
UBOT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	$106	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the Indxx Global Robotics and Artificial Intelligence Thematic Index. The Indxx Global Robotics and Artificial Intelligence Thematic Index is designed to provide exposure to exchange-listed companies in developed markets that are expected to benefit from the adoption and utilization of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments, as defined by the index provider, Indxx.
During the Annual Period, the index reflected strong interest in automation and artificial-intelligence themes as companies sought to enhance productivity and manage labor and cost pressures. Industrial and factory automation providers were influenced by capital-expenditure trends and project backlogs. Semiconductor and hardware makers benefited from demand for computing power, sensors, and connectivity used in robotics and AI systems. Software firms offering machine learning, analytics, and AI-enabled applications responded to corporate digital-transformation agendas. While the longer-term theme remained compelling, valuations and sentiment experienced swings tied to earnings delivery and expectations for the pace of adoption.
For the Annual Period, the Indxx Global Robotics and Artificial Intelligence Thematic Index returned 18.88% and had volatility of 27.31%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares returned 24.07%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Indxx Global Robotics and Artificial Intelligence Thematic Index’s volatility, provided a return of 32.51%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	PAGE 1	TSR-AR-25460G823

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/19/2018)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares NAV	24.07	0.64	-4.68
S&P 500® Index	21.45	17.64	14.95
Indxx Global Robotics and Artificial Intelligence Thematic Index	18.88	7.18	6.85
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$35,926,102
Number of Holdings	8
Net Advisory Fee	$205,994
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	154.4%
Investment Companies	45.6%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Machinery	33.0%
Software	15.8%
Electronic Equipment, Instruments & Components	13.0%
Semiconductors & Semiconductor Equipment	11.8%
Health Care Equipment & Supplies	8.9%
Electrical Equipment	8.7%
Aerospace & Defense	3.6%
Automobile Components	2.2%
Consumer Finance	1.6%
Life Sciences Tools & Services	0.8%
Other	0.6%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	11.8%
ABB Ltd.	8.7%
FANUC Corp.	7.1%
Intuitive Surgical, Inc.	6.4%
Keyence Corp.	5.8%
Daifuku Co. Ltd.	4.2%
Pegasystems, Inc.	3.8%
AeroVironment, Inc.	3.6%
Dynatrace, Inc.	3.4%
SMC Corp.	3.3%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	PAGE 2	TSR-AR-25460G823

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	PAGE 3	TSR-AR-25460G823

Direxion Daily S&P 500® Bear 1X Shares
SPDN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 1X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bear 1X Shares	$42	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the S&P 500® Index. The S&P 500® Index is designed to be comprised of stocks that are the 500 leading, large-cap U.S. listed issuers. The securities are selected on the basis of market capitalization, financial viability of the company, sector representation, public float, liquidity and price of a company’s shares outstanding. The Index is a float-adjusted, market capitalization-weighted index.
Over the Annual Period, the index reflected a combination of resilient corporate earnings, moderating inflation, and evolving expectations for monetary policy. Companies tied to artificial intelligence, cloud computing, and digital platforms continued to influence sector leadership within information technology and communication services. Consumer-related industries were shaped by employment conditions, wage growth, and discretionary spending trends. Industrials and materials responded to capital expenditure cycles, supply-chain realignment, and manufacturing data. Defensive sectors saw more muted contributions as investor focus remained oriented toward growth and higher-beta segments. Overall, the S&P 500® captured both secular innovation trends and broader macroeconomic shifts shaping the large-cap United States equity landscape.
For the Annual Period, the S&P 500® Index returned 21.45% and had volatility of 18.78%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bear 1X Shares returned -13.42%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500® Index’s volatility, provided a return of -20.51%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily S&P 500® Bear 1X Shares	PAGE 1	TSR-AR-25460E869

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2016)
Direxion Daily S&P 500® Bear 1X Shares NAV	-13.42	-12.52	-12.59
S&P 500® Index	21.45	17.64	15.28
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$134,079,082
Number of Holdings	5
Net Advisory Fee	$433,715
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	36.1%
Financials	12.9%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	9.0%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.3%
Real Estate	1.8%
Materials	1.7%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.5%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.0%
Alphabet, Inc.	2.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class C	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc. Class B	1.5%
Direxion Daily S&P 500® Bear 1X Shares	PAGE 2	TSR-AR-25460E869

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -100% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bear 1X Shares	PAGE 3	TSR-AR-25460E869

Direxion Daily S&P 500® Bull 2X Shares
SPUU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bull 2X Shares	$70	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the S&P 500® Index. The S&P 500® Index is designed to be comprised of stocks that are the 500 leading, large-cap U.S. listed issuers. The securities are selected on the basis of market capitalization, financial viability of the company, sector representation, public float, liquidity and price of a company’s shares outstanding. The Index is a float-adjusted, market capitalization-weighted index.
Over the Annual Period, the index reflected a combination of resilient corporate earnings, moderating inflation, and evolving expectations for monetary policy. Companies tied to artificial intelligence, cloud computing, and digital platforms continued to influence sector leadership within information technology and communication services. Consumer-related industries were shaped by employment conditions, wage growth, and discretionary spending trends. Industrials and materials responded to capital expenditure cycles, supply-chain realignment, and manufacturing data. Defensive sectors saw more muted contributions as investor focus remained oriented toward growth and higher-beta segments. Overall, the S&P 500® captured both secular innovation trends and broader macroeconomic shifts shaping the large-cap United States equity landscape.
For the Annual Period, the S&P 500® Index returned 21.45% and had volatility of 18.78%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bull 2X Shares returned 34.38%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500® Index’s volatility, provided a return of 42.47%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily S&P 500® Bull 2X Shares	PAGE 1	TSR-AR-25459Y165

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P 500® Bull 2X Shares NAV	34.38	28.63	22.89
S&P 500® Index	21.45	17.64	14.64
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$202,855,799
Number of Holdings	509
Net Advisory Fee	$741,015
Portfolio Turnover	37%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	105.7%
Common Stocks	94.3%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	36.1%
Financials	12.9%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	9.0%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.3%
Real Estate	1.8%
Materials	1.7%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.5%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.0%
Alphabet, Inc.	2.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class C	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc. Class B	1.5%
Direxion Daily S&P 500® Bull 2X Shares	PAGE 2	TSR-AR-25459Y165

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bull 2X Shares	PAGE 3	TSR-AR-25459Y165

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
DRIP (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	$87	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares seeks daily investment results, before fees and expenses, of -200% of the performance of the S&P Oil & Gas Exploration & Production Select Industry Index. The S&P Oil & Gas Exploration & Production Select Industry Index is provided by S&P Dow Jones Indices, LLC and includes domestic companies from the oil and gas exploration and production sub-industry. The Index is a modified equal-weighted index that is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (GICS).
Over the Annual Period, the index reflected the upstream sector’s sensitivity to commodity prices, drilling activity, and capital-spending decisions. Exploration and production companies were affected by changes in crude oil and natural gas benchmarks, well productivity, and cost structures. Balance-sheet discipline, hedging strategies, and shareholder-return policies also played important roles in how investors assessed individual companies. Shifts in global supply-demand balances, including actions by major producer groups and changes in inventory levels, influenced revenue visibility and sentiment. Overall, the index captured the cyclical and operational dynamics of the United States exploration and production industry.
For the Annual Period, the S&P Oil & Gas Exploration & Production Select Industry Index returned -0.22% and had volatility of 33.58%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares returned -17.82%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Oil & Gas Exploration & Production Select Industry Index’s volatility, provided a return of -27.62%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	PAGE 1	TSR-AR-25460G328

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares NAV	-17.82	-57.18	-43.12
S&P 500® Index	21.45	17.64	14.64
S&P Oil & Gas Exploration & Production Select Industry Index	-0.22	28.98	0.53
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$48,712,396
Number of Holdings	8
Net Advisory Fee	$341,190
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
CNX Resources Corp.	3.1%
Murphy Oil Corp.	2.9%
Marathon Oil Corp.	2.9%
Expand Energy Corp.	2.9%
Valero Energy Corp.	2.9%
EQT Corp.	2.8%
ConocoPhillips	2.8%
Diamondback Energy, Inc.	2.8%
Range Resources Corp.	2.8%
Exxon Mobil Corp.	2.8%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	PAGE 2	TSR-AR-25460G328

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	PAGE 3	TSR-AR-25460G328

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
GUSH (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	$84	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the S&P Oil & Gas Exploration & Production Select Industry Index. The S&P Oil & Gas Exploration & Production Select Industry Index is provided by S&P Dow Jones Indices, LLC and includes domestic companies from the oil and gas exploration and production sub-industry. The Index is a modified equal-weighted index that is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (GICS).
Over the Annual Period, the index reflected the upstream sector’s sensitivity to commodity prices, drilling activity, and capital-spending decisions. Exploration and production companies were affected by changes in crude oil and natural gas benchmarks, well productivity, and cost structures. Balance-sheet discipline, hedging strategies, and shareholder-return policies also played important roles in how investors assessed individual companies. Shifts in global supply-demand balances, including actions by major producer groups and changes in inventory levels, influenced revenue visibility and sentiment. Overall, the index captured the cyclical and operational dynamics of the United States exploration and production industry.
For the Annual Period, the S&P Oil & Gas Exploration & Production Select Industry Index returned -0.22% and had volatility of 33.58%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares returned -16.82%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Oil & Gas Exploration & Production Select Industry Index’s volatility, provided a return of -11.20%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	PAGE 1	TSR-AR-25460G500

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares NAV	-16.82	37.74	-42.83
S&P 500® Index	21.45	17.64	14.64
S&P Oil & Gas Exploration & Production Select Industry Index	-0.22	28.98	0.53
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$221,422,977
Number of Holdings	61
Net Advisory Fee	$2,035,711
Portfolio Turnover	60%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	125.3%
Common Stocks	74.7%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
CNX Resources Corp.	3.1%
Murphy Oil Corp.	2.9%
Marathon Oil Corp.	2.9%
Expand Energy Corp.	2.9%
Valero Energy Corp.	2.9%
EQT Corp.	2.8%
ConocoPhillips	2.8%
Diamondback Energy, Inc.	2.8%
Range Resources Corp.	2.8%
Exxon Mobil Corp.	2.8%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	PAGE 2	TSR-AR-25460G500

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	PAGE 3	TSR-AR-25460G500

Direxion Daily Semiconductors Top 5 Bear 2X ETF
TSXD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Semiconductors Top 5 Bear 2X ETF for the period of October 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily Semiconductors Top 5 Bear 2X ETF	$7	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Semiconductors Top 5 Bear 2X ETF seeks daily investment results, before fees and expenses, of -200% of the performance of the NYSE Semiconductor Top 5 Equal Weight Index. The NYSE Semiconductor Top 5 Equal Weight Index consists of the top five securities in the NYSE Semiconductor Index, which includes U.S.-listed companies in the semiconductor industry.
Since the Fund’s inception on October 1, 2025 through October 31, 2025 (the “Partial Period”), the index captured short-term movements among the largest semiconductor companies, which were influenced by data-center demand, AI-related chip production, and developments in fabrication capacity. Chip designers responded to product announcements, architecture updates, and procurement trends from cloud-service providers. Semiconductor manufacturers and equipment suppliers were sensitive to wafer-fab utilization, capital-expenditure plans, and regional manufacturing initiatives. Supply-chain visibility and competitive positioning contributed to stock-level differentiation. Overall, the index reflected the fast-moving nature of the semiconductor industry over a brief but active timeframe.
For the Partial Period, the NYSE Semiconductor Top 5 Equal Weight Index returned 18.81% and had volatility of 27.44%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Semiconductors Top 5 Bear 2X ETF returned -31.92%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NYSE Semiconductor Top 5 Equal Weight Index’s volatility, provided a return of -29.74%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Semiconductors Top 5 Bear 2X ETF	PAGE 1	TSR-AR-25461H705

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (10/01/2025)
Direxion Daily Semiconductors Top 5 Bear 2X ETF NAV	-31.92
S&P 500® Index	2.34
NYSE Semiconductor Top 5 Equal Weight Index	18.81
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,702,112
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	25.8%
ASML Holding NV ADR	20.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	18.6%
NVIDIA Corp.	18.2%
Broadcom, Inc.	16.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Semiconductors Top 5 Bear 2X ETF	PAGE 2	TSR-AR-25461H705

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Semiconductors Top 5 Bear 2X ETF	PAGE 3	TSR-AR-25461H705

Direxion Daily Semiconductors Top 5 Bull 2X ETF
TSXU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Semiconductors Top 5 Bull 2X ETF for the period of October 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily Semiconductors Top 5 Bull 2X ETF	$10	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Semiconductors Top 5 Bull 2X ETF seeks daily investment results, before fees and expenses, of 200% of the performance of the NYSE Semiconductor Top 5 Equal Weight Index. The NYSE Semiconductor Top 5 Equal Weight Index consists of the top five securities in the NYSE Semiconductor Index, which includes U.S.-listed companies in the semiconductor industry.
Since the Fund’s inception on October 1, 2025 through October 31, 2025 (the “Partial Period”), the index captured short-term movements among the largest semiconductor companies, which were influenced by data-center demand, AI-related chip production, and developments in fabrication capacity. Chip designers responded to product announcements, architecture updates, and procurement trends from cloud-service providers. Semiconductor manufacturers and equipment suppliers were sensitive to wafer-fab utilization, capital-expenditure plans, and regional manufacturing initiatives. Supply-chain visibility and competitive positioning contributed to stock-level differentiation. Overall, the index reflected the fast-moving nature of the semiconductor industry over a brief but active timeframe.
For the Partial Period, the NYSE Semiconductor Top 5 Equal Weight Index returned 18.81% and had volatility of 27.44%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Semiconductors Top 5 Bull 2X ETF returned 38.24%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NYSE Semiconductor Top 5 Equal Weight Index’s volatility, provided a return of 33.67%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Semiconductors Top 5 Bull 2X ETF	PAGE 1	TSR-AR-25461H309

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (10/01/2025)
Direxion Daily Semiconductors Top 5 Bull 2X ETF NAV	38.24
S&P 500® Index	2.34
NYSE Semiconductor Top 5 Equal Weight Index	18.81
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$6,048,004
Number of Holdings	11
Net Advisory Fee	$0
Portfolio Turnover	81%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	167.7%
Common Stocks	32.3%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	25.8%
ASML Holding NV ADR	20.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	18.6%
NVIDIA Corp.	18.2%
Broadcom, Inc.	16.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Semiconductors Top 5 Bull 2X ETF	PAGE 2	TSR-AR-25461H309

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Semiconductors Top 5 Bull 2X ETF	PAGE 3	TSR-AR-25461H309

Direxion Daily SHOP Bear 1X ETF
SHPD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily SHOP Bear 1X ETF for the period of August 6, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily SHOP Bear 1X ETF	$19	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily SHOP Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Shopify Inc. Shopify Inc. engages in the cloud-based commerce platform designed for small and medium-sized businesses. It focuses on merchant and subscription solutions. The company was founded in 2004 and is headquartered in Ottawa, Canada.
Since the Fund’s inception on August 6, 2025 through October 31, 2025 (the “Partial Period”), Shopify’s stock reflected trends in merchant-platform adoption, transaction activity, and spending on commerce-related software tools. Payment-volume trends influenced expectations across key revenue streams. Fulfillment capabilities, partner integrations, and logistics investments contributed to sentiment about long-term platform growth. International expansion and merchant-services adoption added incremental updates. Overall, the stock captured evolving digital-commerce activity and merchant engagement within a compressed time window.
For the Partial Period, Shopify Inc. returned 36.90% and had volatility of 34.82%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily SHOP Bear 1X Shares returned -31.85%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Shopify Inc.’s volatility, provided a return of -35.97%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily SHOP Bear 1X ETF	PAGE 1	TSR-AR-25461A213

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (08/06/2025)
Direxion Daily SHOP Bear 1X ETF NAV	-31.85
S&P 500® Index	8.91
Shopify Inc.	36.90
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,967,972
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily SHOP Bear 1X ETF	PAGE 2	TSR-AR-25461A213

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily SHOP Bear 1X ETF	PAGE 3	TSR-AR-25461A213

Direxion Daily SHOP Bull 2X ETF
SHPU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily SHOP Bull 2X ETF for the period of August 6, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily SHOP Bull 2X ETF	$31	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily SHOP Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Shopify Inc. Shopify Inc. engages in the cloud-based commerce platform designed for small and medium-sized businesses. It focuses on merchant and subscription solutions. The company was founded in 2004 and is headquartered in Ottawa, Canada.
Since the Fund’s inception on August 6, 2025 through October 31, 2025 (the “Partial Period”), Shopify’s stock reflected trends in merchant-platform adoption, transaction activity, and spending on commerce-related software tools. Payment-volume trends influenced expectations across key revenue streams. Fulfillment capabilities, partner integrations, and logistics investments contributed to sentiment about long-term platform growth. International expansion and merchant-services adoption added incremental updates. Overall, the stock captured evolving digital-commerce activity and merchant engagement within a compressed time window.
For the Partial Period, Shopify Inc. returned 36.90% and had volatility of 34.82%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily SHOP Bull 2X Shares returned 69.91%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Shopify Inc.’s volatility, provided a return of 87.47%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily SHOP Bull 2X ETF	PAGE 1	TSR-AR-25461A221

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (08/06/2025)
Direxion Daily SHOP Bull 2X ETF NAV	69.91
S&P 500® Index	8.91
Shopify Inc.	36.90
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$8,466,899
Number of Holdings	10
Net Advisory Fee	$0
Portfolio Turnover	181%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	200.0%
Common Stocks	0.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily SHOP Bull 2X ETF	PAGE 2	TSR-AR-25461A221

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily SHOP Bull 2X ETF	PAGE 3	TSR-AR-25461A221

Direxion Daily Technology Top 5 Bear 2X ETF
TTXD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Technology Top 5 Bear 2X ETF for the period of October 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily Technology Top 5 Bear 2X ETF	$8	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Technology Top 5 Bear 2X ETF seeks daily investment results, before fees and expenses, of -200% of the performance of the S&P 500 Information Technology (Sector) Top 5 Equal Capped Index. The S&P 500 Information Technology (Sector) Top 5 Equal Capped Index consists of the top five securities in the S&P 500 Information Technology (Sector) Index, which includes U.S.-listed companies in the information technology sector as classified by the Global Industry Classification Standards.
Since the Fund’s inception on October 1, 2025 through October 31, 2025 (the “Partial Period”), the index reflected the performance of the largest United States technology companies as they responded to product-cycle developments, earnings updates, and shifts in enterprise and consumer technology spending. Cloud-service providers and software platforms were influenced by subscription trends and infrastructure investment, while semiconductor-oriented firms responded to demand for artificial-intelligence hardware. Device and ecosystem companies experienced movements tied to launch activity and user-engagement metrics. Regulatory developments and competitive positioning contributed to sentiment during the period. Overall, the index captured concentrated exposure to dominant technology companies over a short evaluation window.
For the Partial Period, the S&P 500 Information Technology (Sector) Top 5 Equal Capped Index returned 4.23% and had volatility of 21.73%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Technology Top 5 Bear 2X ETF returned -8.57%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500 Information Technology (Sector) Top 5 Equal Capped Index (USD)’s volatility, provided a return of -7.86%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Technology Top 5 Bear 2X ETF	PAGE 1	TSR-AR-25461H804

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (10/01/2025)
Direxion Daily Technology Top 5 Bear 2X ETF NAV	-8.57
S&P 500® Index	2.34
S&P 500 Information Technology (Sector) Top 5 Equal Capped Index (USD)	4.23
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,285,680
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	41.4%
Software	35.5%
Technology Hardware, Storage & Peripherals	23.1%

Top 10 Constituents of Index	(%)
Apple, Inc.	23.1%
NVIDIA Corp.	22.1%
Microsoft Corp.	20.0%
Broadcom, Inc.	19.3%
Oracle Corp.	15.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Technology Top 5 Bear 2X ETF	PAGE 2	TSR-AR-25461H804

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Technology Top 5 Bear 2X ETF	PAGE 3	TSR-AR-25461H804

Direxion Daily Technology Top 5 Bull 2X ETF
TTXU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Technology Top 5 Bull 2X ETF for the period of October 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily Technology Top 5 Bull 2X ETF	$8	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Technology Top 5 Bull 2X ETF seeks daily investment results, before fees and expenses, of 200% of the performance of the S&P 500 Information Technology (Sector) Top 5 Equal Capped Index. The S&P 500 Information Technology (Sector) Top 5 Equal Capped Index consists of the top five securities in the S&P 500 Information Technology (Sector) Index, which includes U.S.-listed companies in the information technology sector as classified by the Global Industry Classification Standards.
Since the Fund’s inception on October 1, 2025 through October 31, 2025 (the “Partial Period”), the index reflected the performance of the largest United States technology companies as they responded to product-cycle developments, earnings updates, and shifts in enterprise and consumer technology spending. Cloud-service providers and software platforms were influenced by subscription trends and infrastructure investment, while semiconductor-oriented firms responded to demand for artificial-intelligence hardware. Device and ecosystem companies experienced movements tied to launch activity and user-engagement metrics. Regulatory developments and competitive positioning contributed to sentiment during the period. Overall, the index captured concentrated exposure to dominant technology companies over a short evaluation window.
For the Partial Period, the S&P 500 Information Technology (Sector) Top 5 Equal Capped Index returned 4.23% and had volatility of 21.73%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Technology Top 5 Bull 2X ETF returned 7.50%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500 Information Technology (Sector) Top 5 Equal Capped Index (USD)’s volatility, provided a return of 6.22%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Technology Top 5 Bull 2X ETF	PAGE 1	TSR-AR-25461H408

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (10/01/2025)
Direxion Daily Technology Top 5 Bull 2X ETF NAV	7.50
S&P 500® Index	2.34
S&P 500 Information Technology (Sector) Top 5 Equal Capped Index (USD)	4.23
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,703,097
Number of Holdings	11
Net Advisory Fee	$0
Portfolio Turnover	109%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	154.5%
Common Stocks	45.5%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	41.4%
Software	35.5%
Technology Hardware, Storage & Peripherals	23.1%

Top 10 Constituents of Index	(%)
Apple, Inc.	23.1%
NVIDIA Corp.	22.1%
Microsoft Corp.	20.0%
Broadcom, Inc.	19.3%
Oracle Corp.	15.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Technology Top 5 Bull 2X ETF	PAGE 2	TSR-AR-25461H408

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Technology Top 5 Bull 2X ETF	PAGE 3	TSR-AR-25461H408

Direxion Daily TSLA Bear 1X Shares
TSLS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily TSLA Bear 1X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSLA Bear 1X Shares	$60	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily TSLA Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Tesla, Inc. Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components.
Across the Annual Period, Tesla’s stock reflected changes in electric-vehicle demand, production volumes, and pricing strategies across major markets. Margin conditions were influenced by input costs, manufacturing efficiencies, and competitive dynamics within the EV industry. Updates related to autonomous-driving software, battery technology, and new model introductions contributed to volatility. Energy-storage deployments and grid-scale projects offered an additional source of activity. Overall, the stock’s behavior captured evolving expectations around growth, innovation milestones, and competitive positioning in the global EV market.
For the Annual Period, Tesla, Inc. returned 82.73% and had volatility of 67.43%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily TSLA Bear 1X Shares returned -62.63%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Tesla, Inc.’s volatility, provided a return of -65.51%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily TSLA Bear 1X Shares	PAGE 1	TSR-AR-25460G260

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily TSLA Bear 1X Shares NAV	-62.63	-35.92
S&P 500® Index	21.45	18.57
Tesla, Inc.	82.73	15.03
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$78,512,042
Number of Holdings	9
Net Advisory Fee	$507,281
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSLA Bear 1X Shares	PAGE 2	TSR-AR-25460G260

Direxion Daily TSLA Bull 2X Shares
TSLL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily TSLA Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSLA Bull 2X Shares	$105	0.73%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily TSLA Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Tesla, Inc. Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components.
Across the Annual Period, Tesla’s stock reflected changes in electric-vehicle demand, production volumes, and pricing strategies across major markets. Margin conditions were influenced by input costs, manufacturing efficiencies, and competitive dynamics within the EV industry. Updates related to autonomous-driving software, battery technology, and new model introductions contributed to volatility. Energy-storage deployments and grid-scale projects offered an additional source of activity. Overall, the stock’s behavior captured evolving expectations around growth, innovation milestones, and competitive positioning in the global EV market.
For the Annual Period, Tesla, Inc. returned 82.73% and had volatility of 67.43%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily TSLA Bull 2X Shares returned 87.68%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Tesla, Inc.’s volatility, provided a return of 112.75%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily TSLA Bull 2X Shares	PAGE 1	TSR-AR-25460G286

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily TSLA Bull 2X Shares NAV	87.68	-1.15
S&P 500® Index	21.45	18.57
Tesla, Inc.	82.73	15.03
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$7,652,810,457
Number of Holdings	12
Net Advisory Fee	$33,953,971
Portfolio Turnover	101%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	181.2%
Common Stocks	18.8%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily TSLA Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Tesla, Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily TSLA Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Tesla, Inc.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSLA Bull 2X Shares	PAGE 2	TSR-AR-25460G286

Direxion Daily TSM Bear 1X Shares
TSMZ (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily TSM Bear 1X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSM Bear 1X Shares	$74	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily TSM Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Taiwan Semiconductor Manufacturing Co. Ltd. Taiwan Semiconductor Manufacturing Co. Ltd. is a Taiwan-based company and is the largest dedicated foundry in the semiconductor industry. As a foundry, Taiwan Semiconductor Manufacturing Co. Ltd, manufactures semiconductors using manufacturing processes that are based on proprietary integrated circuit designs provided by its customers. Taiwan Semiconductor Manufacturing Co. Ltd. produced 28 percent of the world semiconductor excluding memory output value in 2023.
During the Annual Period, Taiwan Semiconductor Manufacturing Co. Ltd.’s stock reflected demand for advanced process nodes, artificial-intelligence chips, and high-performance computing semiconductors. Capacity utilization at leading-edge technologies contributed to investor focus, along with expansion of fabrication facilities and geographic diversification. Partnerships with major chip designers shaped expectations for long-term volume growth. Production costs, capital-expenditure plans, and supply-chain developments influenced sentiment. Overall, the stock captured the company’s central role in global semiconductor manufacturing and advanced-node technology leadership.
For the Annual Period, Taiwan Semiconductor Manufacturing Co. Ltd. returned 57.67% and had volatility of 19.93%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily TSM Bear 1X Shares returned -43.52%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Taiwan Semiconductor Manufacturing Co. Ltd.’s volatility, provided a return of -47.46%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily TSM Bear 1X Shares	PAGE 1	TSR-AR-25461A536

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/03/2024)
Direxion Daily TSM Bear 1X Shares NAV	-43.52	-45.87
S&P 500® Index	21.45	19.73
Taiwan Semiconductor Manufacturing Co Ltd	57.67	64.28
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,110,271
Number of Holdings	7
Net Advisory Fee	$10,590
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSM Bear 1X Shares	PAGE 2	TSR-AR-25461A536

Direxion Daily TSM Bull 2X Shares
TSMX (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily TSM Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSM Bull 2X Shares	$127	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily TSM Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Taiwan Semiconductor Manufacturing Co. Ltd. Taiwan Semiconductor Manufacturing Co. Ltd. is a Taiwan-based company and is the largest dedicated foundry in the semiconductor industry. As a foundry, Taiwan Semiconductor Manufacturing Co. Ltd. manufactures semiconductors using manufacturing processes that are based on proprietary integrated circuit designs provided by its customers. Taiwan Semiconductor Manufacturing Co. Ltd. produced 28 percent of the world semiconductor excluding memory output value in 2023.
During the Annual Period, Taiwan Semiconductor Manufacturing Co. Ltd.’s stock reflected demand for advanced process nodes, artificial-intelligence chips, and high-performance computing semiconductors. Capacity utilization at leading-edge technologies contributed to investor focus, along with expansion of fabrication facilities and geographic diversification. Partnerships with major chip designers shaped expectations for long-term volume growth. Production costs, capital-expenditure plans, and supply-chain developments influenced sentiment. Overall, the stock captured the company’s central role in global semiconductor manufacturing and advanced-node technology leadership.
For the Annual Period, Taiwan Semiconductor Manufacturing Co. Ltd. returned 57.67% and had volatility of 19.93%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily TSM Bull 2X Shares returned 89.29%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Taiwan Semiconductor Manufacturing Co. Ltd.’s volatility, provided a return of 114.13%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily TSM Bull 2X Shares	PAGE 1	TSR-AR-25461A544

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/03/2024)
Direxion Daily TSM Bull 2X Shares NAV	89.29	104.79
S&P 500® Index	21.45	19.73
Taiwan Semiconductor Manufacturing Co Ltd	57.67	64.28
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$250,242,359
Number of Holdings	9
Net Advisory Fee	$837,434
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	187.9%
Common Stocks	12.1%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSM Bull 2X Shares	PAGE 2	TSR-AR-25461A544

Direxion Daily Uranium Industry Bull 2X Shares
URAA (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Uranium Industry Bull 2X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Uranium Industry Bull 2X Shares	$153	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Uranium Industry Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the Solactive United States Uranium and Nuclear Energy ETF Select Index. The Solactive United States Uranium and Nuclear Energy ETF Select Index is designed by Solactive AG to track the performance of U.S.-listed exchange-traded funds with a focus on uranium and nuclear energy.
Over the Annual Period, the index reflected renewed interest in nuclear energy as a potential source of low-carbon baseload power. Uranium miners and developers were influenced by long-term contracting activity, spot and term uranium prices, and project-development progress. Companies tied to nuclear-technology equipment and services responded to policy discussions, plant-life extensions, and new-build prospects in various markets. Investor sentiment toward the broader clean-energy complex and perceptions of nuclear energy’s role within it also played a role in valuation trends. Overall, the index captured the cyclical and policy-driven forces shaping the uranium and nuclear-energy industries.
For the Annual Period, the Solactive United States Uranium and Nuclear Energy ETF Select Index returned 67.90% and had volatility of 58.54%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Uranium Industry Bull 2X Shares returned 123.05%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Solactive United States Uranium and Nuclear Energy ETF Select Index’s volatility, provided a return of 138.33%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Uranium Industry Bull 2X Shares	PAGE 1	TSR-AR-25461A643

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/26/2024)
Direxion Daily Uranium Industry Bull 2X Shares NAV	123.05	77.71
S&P 500® Index	21.45	19.53
Solactive United States Uranium and Nuclear Energy ETF Select Index	67.90	50.01
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$53,048,612
Number of Holdings	12
Net Advisory Fee	$80,315
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	153.5%
Investment Companies	46.5%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Nuclear Energy	100.0%

Top 10 Constituents of Index	(%)
Global X Uranium ETF	52.0%
VanEck Uranium and Nuclear ETF	28.7%
Sprott Uranium Miners ETF	19.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Uranium Industry Bull 2X Shares	PAGE 2	TSR-AR-25461A643

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Uranium Industry Bull 2X Shares	PAGE 3	TSR-AR-25461A643

Direxion Daily XOM Bear 1X Shares
XOMZ (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily XOM Bear 1X Shares for the period of April 23, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily XOM Bear 1X Shares	$49	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily XOM Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Exxon Mobil Corporation. Exxon Mobil Corporation is an American multinational oil and gas company, and it is vertically integrated across the entire oil and gas industry, and within it is also a chemicals division which produces plastic, synthetic rubber, and other chemical products.
Since the Fund’s inception on April 23, 2025 through October 31, 2025 (the “Partial Period”), Exxon Mobil’s stock reflected movements in crude-oil and natural-gas benchmarks, along with refining and petrochemical market conditions. Upstream performance was shaped by production trends, project execution, and regional supply dynamics, while downstream operations responded to shifts in product demand, crack spreads, and seasonal consumption patterns. Cost structures, capital-allocation updates, and long-term resource-development initiatives contributed to investor focus. Petrochemical operations introduced additional variability tied to feedstock availability and global industrial activity. Overall, the stock captured the sector’s sensitivity to commodity prices, operational discipline, and broader energy-market developments during the period.
For the Partial Period, Exxon Mobil Corporation returned 5.60% and had volatility of 16.31%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily XOM Bear 1X Shares returned -5.31%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Exxon Mobil Corporation’s volatility, provided a return of -9.67%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily XOM Bear 1X Shares	PAGE 1	TSR-AR-25461A346

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (04/23/2025)
Direxion Daily XOM Bear 1X Shares NAV	-5.31
S&P 500® Index	30.19
Exxon Mobil Corporation	5.60
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,330,568
Number of Holdings	7
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily XOM Bear 1X Shares	PAGE 2	TSR-AR-25461A346

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily XOM Bear 1X Shares	PAGE 3	TSR-AR-25461A346

Direxion Daily XOM Bull 2X Shares
XOMX (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily XOM Bull 2X Shares for the period of April 23, 2025 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily XOM Bull 2X Shares	$52	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily XOM Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Exxon Mobil Corporation. Exxon Mobil Corporation is an American multinational oil and gas company, and it is vertically integrated across the entire oil and gas industry, and within it is also a chemicals division which produces plastic, synthetic rubber, and other chemical products.
Since the Fund’s inception on April 23, 2025 through October 31, 2025 (the “Partial Period”), Exxon Mobil’s stock reflected movements in crude-oil and natural-gas benchmarks, along with refining and petrochemical market conditions. Upstream performance was shaped by production trends, project execution, and regional supply dynamics, while downstream operations responded to shifts in product demand, crack spreads, and seasonal consumption patterns. Cost structures, capital-allocation updates, and long-term resource-development initiatives contributed to investor focus. Petrochemical operations introduced additional variability tied to feedstock availability and global industrial activity. Overall, the stock captured the sector’s sensitivity to commodity prices, operational discipline, and broader energy-market developments during the period.
For the Partial Period, Exxon Mobil Corporation returned 5.60% and had volatility of 16.31%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily XOM Bull 2X Shares returned 7.07%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Exxon Mobil Corporation’s volatility, provided a return of 15.30%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily XOM Bull 2X Shares	PAGE 1	TSR-AR-25461A353

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TOTAL RETURN (%)

Since Inception (04/23/2025)
Direxion Daily XOM Bull 2X Shares NAV	7.07
S&P 500® Index	30.19
Exxon Mobil Corporation	5.60
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,305,687
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	97%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	185.0%
Common Stocks	15.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily XOM Bull 2X Shares	PAGE 2	TSR-AR-25461A353

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily XOM Bull 2X Shares	PAGE 3	TSR-AR-25461A353

Direxion Daily 20+ Year Treasury Bear 3X Shares
TMV (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bear 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 20+ Year Treasury Bear 3X Shares	$89	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 20+ Year Treasury Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the ICE U.S. Treasury 20+ Year Bond Index. The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds.
Over the Annual Period, long-term Treasury yields reflected shifting market expectations for inflation, growth, and the long-run path of Federal Reserve policy. Periods of rising yields were driven by concerns about persistent inflation pressures, elevated Treasury issuance, and an increase in the term premium demanded by investors. Conversely, softer economic data, moderating inflation readings, and heightened risk aversion supported demand for long-duration government bonds at other points in the year. Volatility across the long end of the curve remained elevated as markets reassessed the equilibrium level of real rates and long-horizon fiscal conditions. Overall, the index captured how macroeconomic developments, monetary-policy uncertainty, and supply dynamics influenced long-term Treasury yields throughout the Annual Period.
For the Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned 2.05% and had volatility of 13.13%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily 20+ Year Treasury Bear 3X Shares returned 1.32%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the ICE U.S. Treasury 20+ Year Bond Index’s volatility, provided a return of -15.00%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily 20+ Year Treasury Bear 3X Shares	PAGE 1	TSR-AR-25460G849

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 20+ Year Treasury Bear 3X Shares NAV	1.32	22.00	-5.64
S&P 500® Index	21.45	17.64	14.64
ICE U.S. Treasury 20+ Year Bond Index	2.05	-7.86	-0.31
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$168,033,840
Number of Holdings	9
Net Advisory Fee	$1,375,172
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
4.750% 2055-05-15	4.5%
4.750% 2055-08-15	4.4%
4.625% 2054-05-15	4.4%
4.625% 2055-02-15	4.3%
4.500% 2054-11-15	4.3%
4.750% 2053-11-15	4.3%
4.250% 2054-08-15	4.1%
4.250% 2054-02-15	4.1%
4.250% 2053-08-15	3.6%
4.000% 2052-11-15	3.2%
Direxion Daily 20+ Year Treasury Bear 3X Shares	PAGE 2	TSR-AR-25460G849

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 20+ Year Treasury Bear 3X Shares	PAGE 3	TSR-AR-25460G849

Direxion Daily 20+ Year Treasury Bull 3X Shares
TMF (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 20+ Year Treasury Bull 3X Shares	$72	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 20+ Year Treasury Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the ICE U.S. Treasury 20+ Year Bond Index. The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds.
Over the Annual Period, long-term Treasury yields reflected shifting market expectations for inflation, growth, and the long-run path of Federal Reserve policy. Periods of rising yields were driven by concerns about persistent inflation pressures, elevated Treasury issuance, and an increase in the term premium demanded by investors. Conversely, softer economic data, moderating inflation readings, and heightened risk aversion supported demand for long-duration government bonds at other points in the year. Volatility across the long end of the curve remained elevated as markets reassessed the equilibrium level of real rates and long-horizon fiscal conditions. Overall, the index captured how macroeconomic developments, monetary-policy uncertainty, and supply dynamics influenced long-term Treasury yields throughout the Annual Period.
For the Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned 2.05% and had volatility of 13.13%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily 20+ Year Treasury Bull 3X Shares returned -10.28%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the ICE U.S. Treasury 20+ Year Bond Index’s volatility, provided a return of 0.94%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily 20+ Year Treasury Bull 3X Shares	PAGE 1	TSR-AR-25460G138

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 20+ Year Treasury Bull 3X Shares NAV	-10.28	-33.46	-13.06
S&P 500® Index	21.45	17.64	14.64
ICE U.S. Treasury 20+ Year Bond Index	2.05	-7.86	-0.31
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,514,481,990
Number of Holdings	14
Net Advisory Fee	$32,837,937
Portfolio Turnover	142%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	228.1%
Investment Companies	71.9%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
4.750% 2055-05-15	4.5%
4.750% 2055-08-15	4.4%
4.625% 2054-05-15	4.4%
4.625% 2055-02-15	4.3%
4.500% 2054-11-15	4.3%
4.750% 2053-11-15	4.3%
4.250% 2054-08-15	4.1%
4.250% 2054-02-15	4.1%
4.250% 2053-08-15	3.6%
4.000% 2052-11-15	3.2%
Direxion Daily 20+ Year Treasury Bull 3X Shares	PAGE 2	TSR-AR-25460G138

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 20+ Year Treasury Bull 3X Shares	PAGE 3	TSR-AR-25460G138

Direxion Daily 7-10 Year Treasury Bear 3X Shares
TYO (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bear 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 7-10 Year Treasury Bear 3X Shares	$93	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 7-10 Year Treasury Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee.
Over the Annual Period, intermediate-term Treasury yields were influenced by shifting expectations for Federal Reserve policy, inflation trends, and labor-market conditions. Periods of rising yields reflected market assessments of persistent inflation pressures and uncertainty around the timing of potential rate cuts, while softer economic data and easing inflation supported yield declines at other points in the year. Investor demand for high-quality duration exposure fluctuated as risk sentiment moved between risk-on and risk-off environments. Auction results, term-premium dynamics, and Treasury supply activity also contributed to movements within the maturity segment. Overall, the index captured how macroeconomic developments and monetary-policy adjustments shaped intermediate-term U.S. Treasury yields over the Annual Period.
For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 6.55% and had volatility of 6.07%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily 7-10 Year Treasury Bear 3X Shares returned -3.66%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the ICE U.S. Treasury 7-10 Year Bond Index’s volatility, provided a return of -19.09%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily 7-10 Year Treasury Bear 3X Shares	PAGE 1	TSR-AR-25459W557

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 7-10 Year Treasury Bear 3X Shares NAV	-3.66	12.56	-0.99
S&P 500® Index	21.45	17.64	14.64
ICE U.S. Treasury 7-10 Year Bond Index	6.55	-1.74	1.27
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$9,789,656
Number of Holdings	6
Net Advisory Fee	$75,143
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
4.625% 2035-02-15	8.3%
4.375% 2034-05-15	8.3%
4.250% 2034-11-15	8.2%
4.250% 2035-05-15	8.2%
4.250% 2035-08-15	8.1%
4.500% 2033-11-15	7.9%
4.000% 2034-02-15	7.9%
3.875% 2034-08-15	7.9%
3.875% 2033-08-15	7.1%
4.125% 2032-11-15	6.7%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	PAGE 2	TSR-AR-25459W557

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 7-10 Year Treasury Bear 3X Shares	PAGE 3	TSR-AR-25459W557

Direxion Daily 7-10 Year Treasury Bull 3X Shares
TYD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 7-10 Year Treasury Bull 3X Shares	$98	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 7-10 Year Treasury Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee.
Over the Annual Period, intermediate-term Treasury yields were influenced by shifting expectations for Federal Reserve policy, inflation trends, and labor-market conditions. Periods of rising yields reflected market assessments of persistent inflation pressures and uncertainty around the timing of potential rate cuts, while softer economic data and easing inflation supported yield declines at other points in the year. Investor demand for high-quality duration exposure fluctuated as risk sentiment moved between risk-on and risk-off environments. Auction results, term-premium dynamics, and Treasury supply activity also contributed to movements within the maturity segment. Overall, the index captured how macroeconomic developments and monetary-policy adjustments shaped intermediate-term U.S. Treasury yields over the Annual Period.
For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 6.55% and had volatility of 6.07%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned 6.58%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the ICE U.S. Treasury 7-10 Year Bond Index’s volatility, provided a return of 19.59%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily 7-10 Year Treasury Bull 3X Shares	PAGE 1	TSR-AR-25459W565

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 7-10 Year Treasury Bull 3X Shares NAV	6.58	-13.85	-3.03
S&P 500® Index	21.45	17.64	14.64
ICE U.S. Treasury 7-10 Year Bond Index	6.55	-1.74	1.27
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$50,702,133
Number of Holdings	8
Net Advisory Fee	$413,120
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	228.6%
Investment Companies	71.4%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
4.625% 2035-02-15	8.3%
4.375% 2034-05-15	8.3%
4.250% 2034-11-15	8.2%
4.250% 2035-05-15	8.2%
4.250% 2035-08-15	8.1%
4.500% 2033-11-15	7.9%
4.000% 2034-02-15	7.9%
3.875% 2034-08-15	7.9%
3.875% 2033-08-15	7.1%
4.125% 2032-11-15	6.7%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	PAGE 2	TSR-AR-25459W565

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 7-10 Year Treasury Bull 3X Shares	PAGE 3	TSR-AR-25459W565

Direxion Daily Aerospace & Defense Bull 3X Shares
DFEN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Aerospace & Defense Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Aerospace & Defense Bull 3X Shares	$168	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Aerospace & Defense Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Dow Jones U.S. Select Aerospace & Defense Index. The Dow Jones U.S. Select Aerospace & Defense Index is provided by S&P Dow Jones Indices LLC. The Index attempts to measure the performance of the aerospace and defense industry of the U.S. equity market and is float-adjusted and market capitalization-weighted. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons.
During the Annual Period, aerospace and defense companies were influenced by commercial-aircraft production trends, fleet-replacement cycles, and global defense spending priorities. Commercial manufacturers responded to order activity, backlog visibility, and progress toward stabilizing production systems. Defense contractors saw conditions shaped by multi-year procurement programs, geopolitical developments, and funding levels across air, land, and missile platforms. Supply-chain capacity, labor availability, and regulatory milestones contributed to variability across companies. Overall, the index reflected a mix of long-cycle defense demand and improvements in commercial-aircraft activity.
For the Annual Period, the Dow Jones U.S. Select Aerospace & Defense Index returned 51.35% and had volatility of 22.22%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Aerospace & Defense Bull 3X Shares returned 165.58%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Dow Jones U.S. Select Aerospace & Defense Index’s volatility, provided a return of 198.51%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Aerospace & Defense Bull 3X Shares	PAGE 1	TSR-AR-25460E661

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Aerospace & Defense Bull 3X Shares NAV	165.58	58.02	16.38
S&P 500® Index	21.45	17.64	15.08
Dow Jones U.S. Select Aerospace & Defense Index	51.35	24.96	14.60
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$394,993,086
Number of Holdings	50
Net Advisory Fee	$1,804,362
Portfolio Turnover	90%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	232.6%
Common Stocks	67.4%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Aerospace & Defense	99.9%
Leisure Products	0.1%

Top 10 Constituents of Index	(%)
GE Aerospace	21.4%
RTX Corp.	15.6%
Boeing Co.	7.2%
Howmet Aerospace, Inc.	4.6%
General Dynamics Corp.	4.4%
Lockheed Martin Corp.	4.4%
L3Harris Technologies, Inc.	4.3%
TransDigm Group, Inc.	4.2%
Northrop Grumman Corp.	4.2%
Axon Enterprise, Inc.	4.1%
Direxion Daily Aerospace & Defense Bull 3X Shares	PAGE 2	TSR-AR-25460E661

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Aerospace & Defense Bull 3X Shares	PAGE 3	TSR-AR-25460E661

Direxion Daily Consumer Discretionary Bull 3X Shares
WANT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Consumer Discretionary Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Consumer Discretionary Bull 3X Shares	$113	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Consumer Discretionary Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Consumer Discretionary Select Sector Index. The Consumer Discretionary Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the consumer discretionary sector which includes the following industries: specialty retail; broadline retail; hotels, restaurants and leisure; textiles, apparel and luxury goods; household durables; automobiles; automobile components; distributors; leisure products; and diversified consumer services.
Over the Annual Period, discretionary companies were influenced by labor-market conditions, real wage growth, and consumer sentiment. Retailers responded to promotional intensity, inventory cycles, and shifts in online vs. in-store spending. Automakers and parts suppliers saw results tied to vehicle affordability, supply-chain normalization, and product-cycle updates. Travel, leisure, and entertainment companies were shaped by service demand and pricing trends. Overall, the index reflected the sensitivity of discretionary spending to macroeconomic conditions and household purchasing power.
For the Annual Period, the Consumer Discretionary Select Sector Index returned 22.90% and had volatility of 24.67%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Consumer Discretionary Bull 3X Shares returned 38.05%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Consumer Discretionary Select Sector Index’s volatility, provided a return of 55.32%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Consumer Discretionary Bull 3X Shares	PAGE 1	TSR-AR-25459Y801

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/29/2018)
Direxion Daily Consumer Discretionary Bull 3X Shares NAV	38.05	8.14	11.77
S&P 500® Index	21.45	17.64	15.96
Consumer Discretionary Select Sector Index	22.90	11.90	13.46
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$23,533,737
Number of Holdings	56
Net Advisory Fee	$177,754
Portfolio Turnover	63%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	224.5%
Common Stocks	75.5%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Hotels, Restaurants & Leisure	23.3%
Broadline Retail	24.6%
Specialty Retail	19.7%
Automobiles	24.0%
Household Durables	3.6%
Textiles, Apparel & Luxury Goods	3.4%
Distributors	0.8%
Automobile Components	0.4%
Leisure Products	0.2%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	23.7%
Tesla, Inc.	21.2%
The Home Depot, Inc.	6.3%
McDonald’s Corp.	4.3%
Booking Holdings, Inc.	3.9%
TJX Companies, Inc.	3.7%
Lowe’s Companies, Inc.	3.1%
DoorDash, Inc.	2.2%
Starbucks Corp.	2.2%
O’Reilly Automotive, Inc.	1.9%
Direxion Daily Consumer Discretionary Bull 3X Shares	PAGE 2	TSR-AR-25459Y801

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Consumer Discretionary Bull 3X Shares	PAGE 3	TSR-AR-25459Y801

Direxion Daily Dow Jones Internet Bear 3X Shares
WEBS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bear 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Dow Jones Internet Bear 3X Shares	$65	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Dow Jones Internet Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the Dow Jones Internet Composite Index. The Dow Jones Internet Composite Index is provided by S&P Dow Jones Indices LLC and includes companies (which are defined as internet companies) that generate at least 50% of their annual sales/revenue from the internet as determined by the Index Provider.
Across the Annual Period, internet companies were influenced by digital-advertising demand, e-commerce trends, and shifts in cloud-based software adoption. Online retailers reacted to consumer-spending patterns, logistics efficiency, and promotional activity. Platforms driven by advertising and subscription models responded to engagement levels and marketing-budget allocations. Cloud-based service providers experienced continued enterprise adoption, shaped by application modernization and AI-enabled tools. Overall, the index reflected the evolving business models and demand drivers of companies centered on internet-based activity.
For the Annual Period, the Dow Jones Internet Composite Index returned 29.96% and had volatility of 25.09%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Dow Jones Internet Bear 3X Shares returned -63.35%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Dow Jones Internet Composite Index’s volatility, provided a return of -69.14%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Dow Jones Internet Bear 3X Shares	PAGE 1	TSR-AR-25461A486

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/07/2019)
Direxion Daily Dow Jones Internet Bear 3X Shares NAV	-63.35	-46.21	-55.37
S&P 500® Index	21.45	17.64	16.07
Dow Jones Internet Composite Index	29.96	9.27	13.99
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$10,403,183
Number of Holdings	6
Net Advisory Fee	$73,756
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Interactive Media & Services	20.3%
Software	14.0%
Hotels, Restaurants & Leisure	12.0%
Broadline Retail	12.0%
Entertainment	11.7%
Communications Equipment	11.7%
IT Services	10.2%
Financial Services	2.5%
Health Care Technology	1.7%
Specialty Retail	1.6%
Other	2.3%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	10.6%
Netflix, Inc.	8.9%
Meta Platforms, Inc.	8.6%
Alphabet, Inc. Class A	6.5%
Cisco Systems, Inc.	5.4%
Alphabet, Inc. Class C	5.2%
Salesforce, Inc.	4.8%
Arista Networks, Inc.	4.7%
Booking Holdings, Inc.	4.2%
DoorDash, Inc.	3.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Dow Jones Internet Bear 3X Shares	PAGE 2	TSR-AR-25461A486

Direxion Daily Dow Jones Internet Bull 3X Shares
WEBL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Dow Jones Internet Bull 3X Shares	$122	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Dow Jones Internet Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Dow Jones Internet Composite Index. The Dow Jones Internet Composite Index is provided by S&P Dow Jones Indices LLC and includes companies (which are defined as internet companies) that generate at least 50% of their annual sales/revenue from the internet as determined by the Index Provider.
Across the Annual Period, internet companies were influenced by digital-advertising demand, e-commerce trends, and shifts in cloud-based software adoption. Online retailers reacted to consumer-spending patterns, logistics efficiency, and promotional activity. Platforms driven by advertising and subscription models responded to engagement levels and marketing-budget allocations. Cloud-based service providers experienced continued enterprise adoption, shaped by application modernization and AI-enabled tools. Overall, the index reflected the evolving business models and demand drivers of companies centered on internet-based activity.
For the Annual Period, the Dow Jones Internet Composite Index returned 29.96% and had volatility of 25.09%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Dow Jones Internet Bull 3X Shares returned 62.15%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Dow Jones Internet Composite Index’s volatility, provided a return of 82.14%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Dow Jones Internet Bull 3X Shares	PAGE 1	TSR-AR-25460E364

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/07/2019)
Direxion Daily Dow Jones Internet Bull 3X Shares NAV	62.15	-5.29	5.62
S&P 500® Index	21.45	17.64	16.07
Dow Jones Internet Composite Index	29.96	9.27	13.99
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$145,385,754
Number of Holdings	47
Net Advisory Fee	$1,143,897
Portfolio Turnover	60%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	230.7%
Common Stocks	69.3%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Interactive Media & Services	20.3%
Software	14.0%
Hotels, Restaurants & Leisure	12.0%
Broadline Retail	12.0%
Entertainment	11.7%
Communications Equipment	11.7%
IT Services	10.2%
Financial Services	2.5%
Health Care Technology	1.7%
Specialty Retail	1.6%
Other	2.3%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	10.6%
Netflix, Inc.	8.9%
Meta Platforms, Inc.	8.6%
Alphabet, Inc. Class A	6.5%
Cisco Systems, Inc.	5.4%
Alphabet, Inc. Class C	5.2%
Salesforce, Inc.	4.8%
Arista Networks, Inc.	4.7%
Booking Holdings, Inc.	4.2%
DoorDash, Inc.	3.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Dow Jones Internet Bull 3X Shares	PAGE 2	TSR-AR-25460E364

Direxion Daily Financial Bear 3X Shares
FAZ (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Financial Bear 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Financial Bear 3X Shares	$75	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Financial Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the Financial Select Sector Index. The Financial Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs).
Over the Annual Period, financial companies were influenced by interest-rate dynamics, lending trends, and credit conditions. Large banks responded to deposit flows, net-interest margins, and loan demand, while capital-market firms were affected by trading activity, underwriting volumes, and asset-management trends. Insurers were influenced by claim activity, investment income, and pricing conditions. Consumer-finance companies reacted to household balance-sheet strength and shifts in credit quality. Overall, the index captured the interplay of monetary policy, economic activity, and risk appetite across the financial sector.
For the Annual Period, the Financial Select Sector Index returned 14.25% and had volatility of 20.25%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Financial Bear 3X Shares returned -37.34%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Financial Select Sector Index’s volatility, provided a return of -52.00%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Financial Bear 3X Shares	PAGE 1	TSR-AR-25460E216

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Financial Bear 3X Shares NAV	-37.34	-46.90	-44.00
Financial Select Sector Index	14.25	19.21	12.60
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$131,524,721
Number of Holdings	8
Net Advisory Fee	$795,022
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financial Services	29.2%
Banks	27.0%
Capital Markets	25.8%
Insurance	13.1%
Consumer Finance	4.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Financial Bear 3X Shares	PAGE 2	TSR-AR-25460E216

Direxion Daily Financial Bull 3X Shares
FAS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Financial Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Financial Bull 3X Shares	$93	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Financial Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Financial Select Sector Index. The Financial Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs).
Over the Annual Period, financial companies were influenced by interest-rate dynamics, lending trends, and credit conditions. Large banks responded to deposit flows, net-interest margins, and loan demand, while capital-market firms were affected by trading activity, underwriting volumes, and asset-management trends. Insurers were influenced by claim activity, investment income, and pricing conditions. Consumer-finance companies reacted to household balance-sheet strength and shifts in credit quality. Overall, the index captured the interplay of monetary policy, economic activity, and risk appetite across the financial sector.
For the Annual Period, the Financial Select Sector Index returned 14.25% and had volatility of 20.25%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Financial Bull 3X Shares returned 17.19%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Financial Select Sector Index’s volatility, provided a return of 39.35%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Financial Bull 3X Shares	PAGE 1	TSR-AR-25459Y694

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Financial Bull 3X Shares NAV	17.19	38.36	19.22
Financial Select Sector Index	14.25	19.21	12.60
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,475,081,889
Number of Holdings	87
Net Advisory Fee	$18,316,358
Portfolio Turnover	66%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	223.5%
Common Stocks	76.5%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financial Services	29.2%
Banks	27.0%
Capital Markets	25.8%
Insurance	13.1%
Consumer Finance	4.9%

Top 10 Constituents of Index	(%)
Berkshire Hathaway Class B	11.7%
JPMorgan Chase & Co.	11.4%
Visa, Inc. Class A	7.7%
MasterCard, Inc. Class A	6.1%
Bank of America Corp.	4.9%
Wells Fargo & Co.	3.7%
Goldman Sachs Group, Inc.	3.2%
Morgan Stanley	2.7%
American Express Co.	2.6%
Citigroup, Inc.	2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Financial Bull 3X Shares	PAGE 2	TSR-AR-25459Y694

Direxion Daily FTSE China Bear 3X Shares
YANG (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily FTSE China Bear 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily FTSE China Bear 3X Shares	$62	0.94%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily FTSE China Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid public Chinese companies currently trading on the Hong Kong Stock Exchange as determined by FTSE/Russell.
Over the Annual Period, the index reflected a mixed outlook for large-cap Chinese equities amid shifting expectations for economic stimulus, continued property-sector uncertainty, and evolving global demand conditions. Financials and property-linked names remained sensitive to credit conditions and stability efforts aimed at supporting the housing market. Large internet and platform companies experienced periods of improved sentiment tied to regulatory stabilization and visibility around earnings. Export-oriented industries benefited intermittently from global technology and manufacturing cycles. Currency movements and geopolitical developments added additional layers of volatility. Overall, the index captured the balance between cyclical opportunities and structural challenges facing China’s largest offshore-listed corporations.
For the Annual Period, the FTSE China 50 Index returned 30.44% and had volatility of 29.09%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily FTSE China Bear 3X Shares returned -67.12%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the FTSE China 50 Index’s volatility, provided a return of -72.33%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily FTSE China Bear 3X Shares	PAGE 1	TSR-AR-25461A460

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily FTSE China Bear 3X Shares NAV	-67.12	-42.52	-39.86
S&P 500® Index	21.45	17.64	14.64
FTSE China 50 Index	30.44	1.06	3.67
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$234,366,744
Number of Holdings	7
Net Advisory Fee	$1,737,575
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Consumer Discretionary	31.2%
Financials	30.6%
Communication Services	18.5%
Energy	4.3%
Information Technology	7.1%
Materials	2.7%
Health Care	2.0%
Industrials	1.4%
Consumer Staples	1.0%
Real Estate	0.9%
Utilities	0.3%

Top 10 Constituents of Index	(%)
Alibaba Group Holding Ltd.	10.1%
Tencent Holdings Ltd.	9.0%
Xiaomi Corp.	6.9%
China Construction Bank Corp. Class H	6.8%
Meituan Class B	5.0%
Industrial & Commercial Bank of China Ltd.	4.6%
NetEase, Inc.	3.9%
BYD	3.8%
Ping An Insurance Group Comapny of China Ltd.	3.8%
Trip.com Group Ltd.	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily FTSE China Bear 3X Shares	PAGE 2	TSR-AR-25461A460

Direxion Daily FTSE China Bull 3X Shares
YINN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily FTSE China Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily FTSE China Bull 3X Shares	$115	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily FTSE China Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid public Chinese companies currently trading on the Hong Kong Stock Exchange as determined by FTSE/Russell.
Over the Annual Period, the index reflected a mixed outlook for large-cap Chinese equities amid shifting expectations for economic stimulus, continued property-sector uncertainty, and evolving global demand conditions. Financials and property-linked names remained sensitive to credit conditions and stability efforts aimed at supporting the housing market. Large internet and platform companies experienced periods of improved sentiment tied to regulatory stabilization and visibility around earnings. Export-oriented industries benefited intermittently from global technology and manufacturing cycles. Currency movements and geopolitical developments added additional layers of volatility. Overall, the index captured the balance between cyclical opportunities and structural challenges facing China’s largest offshore-listed corporations.
For the Annual Period, the FTSE China 50 Index returned 30.44% and had volatility of 29.09%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily FTSE China Bull 3X Shares returned 46.60%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the FTSE China 50 Index’s volatility, provided a return of 67.86%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily FTSE China Bull 3X Shares	PAGE 1	TSR-AR-25460G195

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily FTSE China Bull 3X Shares NAV	46.60	-31.28	-18.90
S&P 500® Index	21.45	17.64	14.64
FTSE China 50 Index	30.44	1.06	3.67
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$939,125,738
Number of Holdings	13
Net Advisory Fee	$10,429,513
Portfolio Turnover	147%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	245.9%
Investment Companies	54.1%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Consumer Discretionary	31.2%
Financials	30.6%
Communication Services	18.5%
Energy	4.3%
Information Technology	7.1%
Materials	2.7%
Health Care	2.0%
Industrials	1.4%
Consumer Staples	1.0%
Real Estate	0.9%
Utilities	0.3%

Top 10 Constituents of Index	(%)
Alibaba Group Holding Ltd.	10.1%
Tencent Holdings Ltd.	9.0%
Xiaomi Corp.	6.9%
China Construction Bank Corp. Class H	6.8%
Meituan Class B	5.0%
Industrial & Commercial Bank of China Ltd.	4.6%
NetEase, Inc.	3.9%
BYD	3.8%
Ping An Insurance Group Comapny of China Ltd.	3.8%
Trip.com Group Ltd.	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily FTSE China Bull 3X Shares	PAGE 2	TSR-AR-25460G195

Direxion Daily FTSE Europe Bull 3X Shares
EURL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily FTSE Europe Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily FTSE Europe Bull 3X Shares	$121	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily FTSE Europe Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the FTSE Developed Europe All Cap Index. The FTSE Developed Europe All Cap Index is a market capitalization weighted index that is designed to measure the equity market performance of large-, mid- and small-cap companies in developed markets in Europe.
Over the Annual Period, European equities responded to shifting growth expectations, evolving inflation trends, and changing views of European Central Bank policy. Financials and industrials were influenced by credit conditions, manufacturing activity, and cross-border trade flows. Consumer-oriented companies were affected by real income trends, energy prices, and changing household sentiment. Healthcare and staples exhibited steadier contributions, reflecting their defensive characteristics. Geopolitical developments and currency movements introduced periodic volatility. Overall, the index captured the interplay of cyclical recovery, policy signals, and structural economic dynamics across developed Europe.
For the Annual Period, the FTSE Developed Europe All Cap Index returned 23.75% and had volatility of 17.17%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily FTSE Europe Bull 3X Shares returned 54.49%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the FTSE Developed Europe All Cap Index’s volatility, provided a return of 72.88%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily FTSE Europe Bull 3X Shares	PAGE 1	TSR-AR-25459Y280

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily FTSE Europe Bull 3X Shares NAV	54.49	22.77	4.27
FTSE Developed Europe All Cap Index	23.75	13.62	7.70
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$32,998,680
Number of Holdings	9
Net Advisory Fee	$254,471
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	251.5%
Investment Companies	48.5%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
United Kingdom	22.4%
France	14.3%
Switzerland	14.1%
Germany	13.8%
Netherlands	8.7%
Sweden	5.5%
Spain	5.3%
Italy	5.1%
Denmark	2.9%
Belgium	1.5%
Other	6.4%

Top 10 Constituents of Index	(%)
ASML Holding N.V.	2.9%
SAP SE	1.9%
AstraZeneca PLC	1.7%
HSBC Holdings PLC	1.7%
Nestle SA	1.7%
Novartis AG	1.6%
Roche Holding AG	1.6%
Shell PLC	1.5%
Siemens AG	1.5%
LVMH Moet Hennessy Louis Vuitton SE	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily FTSE Europe Bull 3X Shares	PAGE 2	TSR-AR-25459Y280

Direxion Daily Healthcare Bull 3X Shares
CURE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Healthcare Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Healthcare Bull 3X Shares	$83	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Healthcare Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Health Care Select Sector Index. The Health Care Select Sector Index is provided by S&P Dow Jones Indices LLC and includes domestic companies from the healthcare sector, which includes the following industries: pharmaceuticals; healthcare equipment and supplies; healthcare providers and services; biotechnology; life sciences tools and services; and healthcare technology.
Over the Annual Period, health-care companies saw mixed conditions across industries. Medical-devices and equipment firms benefited from procedure-volume recovery and innovation cycles. Managed-care organizations responded to reimbursement changes, medical-cost trends, and regulatory developments. Pharmaceutical and biotech companies experienced stock-level dispersion tied to clinical-trial results, product pipelines, and patent cycles. Life-sciences tools and services companies were influenced by research budgets and spending in biotech and academia. Overall, the index reflected the defensive characteristics of healthcare combined with the idiosyncratic opportunities and risks inherent in innovation-driven industries.
For the Annual Period, the Health Care Select Sector Index returned -0.03% and had volatility of 17.10%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Healthcare Bull 3X Shares returned -18.60%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Health Care Select Sector Index’s volatility, provided a return of -8.50%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Healthcare Bull 3X Shares	PAGE 1	TSR-AR-25459Y876

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Healthcare Bull 3X Shares NAV	-18.60	11.49	11.58
S&P 500® Index	21.45	17.64	14.64
Health Care Select Sector Index	-0.03	9.07	9.21
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$183,297,236
Number of Holdings	67
Net Advisory Fee	$1,189,173
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	231.2%
Common Stocks	68.8%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Pharmaceuticals	31.8%
Health Care Equipment & Supplies	22.2%
Health Care Providers & Services	18.3%
Biotechnology	17.6%
Life Sciences Tools & Services	10.1%

Top 10 Constituents of Index	(%)
Eli Lilly & Co.	13.1%
Johnson & Johnson	8.7%
AbbVie, Inc.	7.4%
UnitedHealth Group, Inc.	5.9%
Abbott Laboratories	4.1%
Merck & Co., Inc.	4.1%
Thermo Fisher Scientific, Inc.	4.1%
Intuitive Surgical, Inc.	3.7%
Amgen, Inc.	3.1%
Boston Scientific Corp.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Healthcare Bull 3X Shares	PAGE 2	TSR-AR-25459Y876

Direxion Daily Homebuilders & Supplies Bull 3X Shares
NAIL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Homebuilders & Supplies Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Homebuilders & Supplies Bull 3X Shares	$67	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Homebuilders and Supplies Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Dow Jones U.S. Select Home Construction Index. The Dow Jones U.S. Select Home Construction Index measures U.S companies in the home construction sector that provide a wide range of products and services related to homebuilding, including home construction and producers, sellers and suppliers of building materials, furnishings and fixtures and also home improvement retailers.
During the Annual Period, home-construction companies were influenced by mortgage-rate movements, household formation trends, and the supply-demand balance in the housing market. Builders responded to shifts in affordability, order trends, and backlog levels. Building-products manufacturers and suppliers were affected by renovation activity, commodity-input costs, and channel inventories. Home-improvement retailers saw performance tied to consumer spending on repair, maintenance, and discretionary projects. Overall, the index reflected the combined impact of interest rates, labor availability, and housing-market fundamentals.
For the Annual Period, the Dow Jones U.S. Select Home Construction Index returned -12.40% and had volatility of 29.18%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Homebuilders and Supplies Bull 3X Shares returned -53.80%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Dow Jones U.S. Select Home Construction Index’s volatility, provided a return of -47.69%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Homebuilders & Supplies Bull 3X Shares	PAGE 1	TSR-AR-25490K596

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Homebuilders & Supplies Bull 3X Shares NAV	-53.80	8.67	7.74
S&P 500® Index	21.45	17.64	14.64
Dow Jones U.S. Select Home Construction Index	-12.40	15.53	15.19
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$605,466,377
Number of Holdings	54
Net Advisory Fee	$2,826,242
Portfolio Turnover	63%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	228.9%
Common Stocks	71.1%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Household Durables	66.6%
Building Products	16.7%
Specialty Retail	10.5%
Chemicals	4.9%
Construction Materials	1.3%

Top 10 Constituents of Index	(%)
D.R. Horton, Inc.	14.8%
Lennar Corp. Class A	10.1%
PulteGroup, Inc.	8.5%
NVR, Inc.	7.4%
The Sherwin Williams Co.	4.9%
Toll Brothers, Inc.	4.8%
The Home Depot, Inc.	4.6%
Lowe’s Companies, Inc.	4.5%
TopBuild Corp.	4.2%
Lennox International, Inc.	3.0%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	PAGE 2	TSR-AR-25490K596

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Homebuilders & Supplies Bull 3X Shares	PAGE 3	TSR-AR-25490K596

Direxion Daily Industrials Bull 3X Shares
DUSL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Industrials Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Industrials Bull 3X Shares	$109	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Industrial Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Industrial Select Sector Index. The Industrials Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the industrials sector which includes the following industries: aerospace and defense; industrial conglomerates; marine; transportation infrastructure; machinery; road and rail; air freight and logistics; commercial services and supplies; professional services; electrical equipment; construction and engineering; trading companies and distributors; airlines; and building products.
Over the Annual Period, industrial companies responded to shifts in manufacturing activity, capital-expenditure cycles, and supply-chain realignment. Aerospace and defense companies experienced steady demand supported by global security and aircraft backlogs. Transportation firms were influenced by freight trends, fuel costs, and logistics bottlenecks. Machinery and equipment manufacturers reacted to corporate investment priorities and international trade dynamics. Overall, the index reflected the cyclical nature of the United States industrial economy and the longer-term impacts of reshoring and infrastructure spending.
For the Annual Period, the Industrial Select Sector Index returned 17.71% and had volatility of 19.26%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Industrial Bull 3X Shares returned 30.04%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Industrial Select Sector Index’s volatility, provided a return of 46.13%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Industrials Bull 3X Shares	PAGE 1	TSR-AR-25460E737

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Industrials Bull 3X Shares NAV	30.04	34.97	15.64
S&P 500® Index	21.45	17.64	15.08
Industrial Select Sector Index	17.71	17.27	12.53
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$37,867,743
Number of Holdings	87
Net Advisory Fee	$273,155
Portfolio Turnover	44%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	232.5%
Common Stocks	67.5%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Aerospace & Defense	27.0%
Machinery	19.2%
Electrical Equipment	10.8%
Ground Transportation	10.6%
Professional Services	6.1%
Building Products	6.0%
Commercial Services & Supplies	5.4%
Industrial Conglomerates	4.6%
Air Freight & Logistics	3.4%
Trading Companies & Distributors	3.1%
Other	3.8%

Top 10 Constituents of Index	(%)
GE Aerospace	6.9%
Caterpillar, Inc.	5.7%
RTX Corp.	5.0%
Uber Technologies, Inc.	4.2%
GE Vernova, Inc	3.4%
Boeing Co.	3.2%
Eaton Corporation PLC ADR	3.1%
Union Pacific Corp.	2.8%
Honeywell International, Inc.	2.7%
Deere & Co.	2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Industrials Bull 3X Shares	PAGE 2	TSR-AR-25460E737

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Industrials Bull 3X Shares	PAGE 3	TSR-AR-25460E737

Direxion Daily Mid Cap Bull 3X Shares
MIDU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Mid Cap Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Mid Cap Bull 3X Shares	$92	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Mid Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P Mid Cap 400® Index. The S&P MidCap 400® Index is a float-adjusted market capitalization weighted index that measures the performance of 400 mid-sized companies in the United States.
Throughout the Annual Period, the index reflected the balance between cyclical economic exposure and the operational resilience often seen in mid-sized companies. Industrials, materials, and consumer discretionary companies were influenced by capital-spending trends, manufacturing activity, and household income dynamics. Financials responded to lending conditions, net-interest-margin trends, and credit quality. Technology and communication services names contributed as innovation spending extended into areas such as enterprise software, data services, and niche hardware applications. Valuation sensitivity and shifting expectations around interest-rate policy introduced intermittent volatility. Overall, the index captured the diverse and economically responsive nature of the United States mid-cap market.
For the Annual Period, the S&P Mid Cap 400® Index returned 6.38% and had volatility of 21.28%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Mid Cap Bull 3X Shares returned -6.44%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Mid Cap 400® Index’s volatility, provided a return of 5.30%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Mid Cap Bull 3X Shares	PAGE 1	TSR-AR-25459W730

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Mid Cap Bull 3X Shares NAV	-6.44	17.39	8.88
S&P Mid Cap 400® Index	6.38	13.02	10.17
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$71,198,886
Number of Holdings	407
Net Advisory Fee	$629,003
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	224.5%
Common Stocks	75.5%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Industrials	24.3%
Financials	16.0%
Information Technology	14.4%
Consumer Discretionary	11.8%
Health Care	8.9%
Real Estate	6.5%
Materials	4.8%
Consumer Staples	4.5%
Energy	3.9%
Utilities	3.5%
Communication Services	1.4%

Top 10 Constituents of Index	(%)
Comfort Systems USA, Inc.	1.1%
Pure Storage, Inc.	1.0%
Ciena Corp.	0.9%
Flex Ltd. ADR	0.8%
Curtiss-Wright Corp.	0.7%
Twilio, Inc.	0.7%
Coherent Corp.	0.7%
United Therapeutics Corp.	0.6%
Guidewire Software, Inc.	0.6%
BWX Technologies, Inc.	0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Mid Cap Bull 3X Shares	PAGE 2	TSR-AR-25459W730

Direxion Daily MSCI Emerging Markets Bear 3X Shares
EDZ (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bear 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Emerging Markets Bear 3X Shares	$70	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Emerging Markets Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the MSCI Emerging Markets Index. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization weighted index that is designed to represent the performance of large- and mid-capitalization securities across emerging markets countries.
During the Annual Period, emerging markets equities reflected a mix of improving global risk sentiment and persistent country-specific divergences. Asian markets tied to the semiconductor and technology supply chain benefited from strong demand for artificial intelligence components and advanced manufacturing inputs. Latin America saw intermittent strength due to elevated real yields and stabilization in inflation. Commodity-linked markets were influenced by fluctuations in global demand and currency movements. Political risk, reform momentum, and macro policy shifts contributed to wide dispersion across countries. Overall, the index captured both the opportunities and uncertainties shaping emerging-market performance.
For the Annual Period, the MSCI Emerging Markets Index returned 27.91% and had volatility of 18.08%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI Emerging Markets Bear 3X Shares returned -53.44%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MSCI Emerging Markets Index’s volatility, provided a return of -60.58%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily MSCI Emerging Markets Bear 3X Shares	PAGE 1	TSR-AR-25461H861

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI Emerging Markets Bear 3X Shares NAV	-53.44	-25.16	-32.21
MSCI Emerging Markets Index	27.91	7.46	7.69
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$13,774,091
Number of Holdings	5
Net Advisory Fee	$59,560
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
China	26.4%
Taiwan, Province Of China	20.4%
India	15.2%
Korea, Republic of	12.9%
Brazil	4.1%
Saudi Arabia	3.2%
South Africa	2.9%
Mexico	1.9%
United Arab Emirates	1.4%
Malaysia	1.1%
Other	10.5%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Tencent Holdings Ltd.	5.1%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.5%
SK Hynix, Inc.	2.1%
HDFC Bank	1.2%
Hon Hai Precision Industry Co., Ltd.	1.0%
Reliance Industries Ltd.	1.0%
PDD Holdings, Inc. ADR	0.9%
Xiaomi Corp.	0.9%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	PAGE 2	TSR-AR-25461H861

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Emerging Markets Bear 3X Shares	PAGE 3	TSR-AR-25461H861

Direxion Daily MSCI Emerging Markets Bull 3X Shares
EDC (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Emerging Markets Bull 3X Shares	$127	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Emerging Markets Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI Emerging Markets Index. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization weighted index that is designed to represent the performance of large- and mid-capitalization securities across emerging markets countries.
During the Annual Period, emerging markets equities reflected a mix of improving global risk sentiment and persistent country-specific divergences. Asian markets tied to the semiconductor and technology supply chain benefited from strong demand for artificial intelligence components and advanced manufacturing inputs. Latin America saw intermittent strength due to elevated real yields and stabilization in inflation. Commodity-linked markets were influenced by fluctuations in global demand and currency movements. Political risk, reform momentum, and macro policy shifts contributed to wide dispersion across countries. Overall, the index captured both the opportunities and uncertainties shaping emerging-market performance.
For the Annual Period, the MSCI Emerging Markets Index returned 27.91% and had volatility of 18.08%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI Emerging Markets Bull 3X Shares returned 67.62%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MSCI Emerging Markets Index’s volatility, provided a return of 89.16%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily MSCI Emerging Markets Bull 3X Shares	PAGE 1	TSR-AR-25490K281

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI Emerging Markets Bull 3X Shares NAV	67.62	0.43	0.98
MSCI Emerging Markets Index	27.91	7.46	7.69
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$118,210,099
Number of Holdings	8
Net Advisory Fee	$587,400
Portfolio Turnover	347%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	292.8%
Investment Companies	7.2%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
China	26.4%
Taiwan, Province Of China	20.4%
India	15.2%
Korea, Republic of	12.9%
Brazil	4.1%
Saudi Arabia	3.2%
South Africa	2.9%
Mexico	1.9%
United Arab Emirates	1.4%
Malaysia	1.1%
Other	10.5%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Tencent Holdings Ltd.	5.1%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.5%
SK Hynix, Inc.	2.1%
HDFC Bank	1.2%
Hon Hai Precision Industry Co., Ltd.	1.0%
Reliance Industries Ltd.	1.0%
PDD Holdings, Inc. ADR	0.9%
Xiaomi Corp.	0.9%
Direxion Daily MSCI Emerging Markets Bull 3X Shares	PAGE 2	TSR-AR-25490K281

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Emerging Markets Bull 3X Shares	PAGE 3	TSR-AR-25490K281

Direxion Daily MSCI Mexico Bull 3X Shares
MEXX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily MSCI Mexico Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Mexico Bull 3X Shares	$136	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Mexico Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI Mexico IMI 25/50 Index. The MSCI Mexico IMI 25/50 Index is designed to measure the performance of the large-, mid- and small-capitalization segments of the Mexican equity market, covering approximately 99% of the free float-adjusted market capitalization of companies whose stocks are traded primarily on the Mexican Stock Exchange, the Bolsa Mexicano de Valores.
Over the Annual Period, Mexican equities reflected the country’s close linkage to United States economic activity, evolving domestic monetary-policy expectations, and currency movements. Financials and credit-sensitive companies were influenced by lending conditions, real wage trends, and consumer balance sheets. Industrial and manufacturing firms benefited from nearshoring activity and investment in cross-border supply chains. Consumer-discretionary companies saw performance tied to labor-market strength and real-income dynamics. Periodic volatility emerged amid global risk shifts, but the structural tailwinds from North American integration continued to provide support.
For the Annual Period, the MSCI Mexico IMI 25/50 Index returned 35.94% and had volatility of 23.48%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI Mexico Bull 3X Shares returned 87.18%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MSCI Mexico IMI 25/50 Index’s volatility, provided a return of 1107.80%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily MSCI Mexico Bull 3X Shares	PAGE 1	TSR-AR-25460E281

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily MSCI Mexico Bull 3X Shares NAV	87.18	30.01	-9.80
S&P 500® Index	21.45	17.64	15.08
MSCI Mexico IMI 25/50 Index	35.94	18.42	6.12
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$19,806,851
Number of Holdings	10
Net Advisory Fee	$159,489
Portfolio Turnover	75%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	255.7%
Investment Companies	44.3%
Total (as % of net assets)	300.0%

Index Composition	(%)
Consumer Staples	27.0%
Materials	23.2%
Financials	18.1%
Industrials	12.1%
Communication Services	11.3%
Real Estate	7.0%
Consumer Discretionary	0.9%
Health Care	0.4%

Top 10 Constituents of Index	(%)
Grupo Mexico Class B	11.9%
Grupo Finance Banorte	10.6%
América Móvil S.A.B. de C.V.	9.0%
Wal-Mart de México S.A.B. de C.V.	7.5%
Fomento Economico Mexicano	7.0%
CEMEX S.A.B. de C.V.	4.9%
Industrias Peñoles, S.A.B. de C.V.	4.2%
Grupo Aeroportuario del Pacífico S.A.B. de C.V.	3.5%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	2.7%
Arca Continental	2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily MSCI Mexico Bull 3X Shares	PAGE 2	TSR-AR-25460E281

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Mexico Bull 3X Shares	PAGE 3	TSR-AR-25460E281

Direxion Daily MSCI South Korea Bull 3X Shares
KORU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily MSCI South Korea Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI South Korea Bull 3X Shares	$205	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI South Korea Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI Korea 25/50 Index. The MSCI Korea 25/50 Index is designed to measure the performance of the large- and mid-cap segments of the South Korean equity market, covering approximately 85% of the free float-adjusted market capitalization of South Korean issuers.
During the Annual Period, the index reflected the cyclical and structural forces shaping Korea’s technology-driven economy. Semiconductor and electronics manufacturers benefited from demand for artificial-intelligence infrastructure, advanced memory, and high-performance computing. Export-oriented industrials experienced swings tied to global manufacturing trends and currency dynamics. Domestic consumer and financial companies were influenced by spending patterns, employment, and credit conditions. Geopolitical considerations and shifts in global risk appetite contributed to periodic volatility. Overall, the index captured Korea’s strategic role in global technology production and its sensitivity to external demand cycles.
For the Annual Period, the MSCI Korea 25/50 Index returned 66.01% and had volatility of 26.44%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI South Korea Bull 3X Shares returned 231.64%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MSCI Korea 25/50 Index’s volatility, provided a return of 272.36%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily MSCI South Korea Bull 3X Shares	PAGE 1	TSR-AR-25461A387

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI South Korea Bull 3X Shares NAV	231.64	3.08	-3.15
S&P 500® Index	21.45	17.64	14.64
MSCI Korea 25/50 Index	66.01	10.90	8.44
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$240,602,000
Number of Holdings	8
Net Advisory Fee	$836,522
Portfolio Turnover	81%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	249.1%
Investment Companies	50.9%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	45.2%
Industrials	20.6%
Financials	11.0%
Consumer Discretionary	7.1%
Health Care	5.0%
Communication Services	4.7%
Materials	2.7%
Consumer Staples	1.6%
Energy	1.4%
Utilities	0.7%

Top 10 Constituents of Index	(%)
Samsung Electronics Co. Ltd.	24.5%
SK Hynix, Inc.	16.9%
KB Financial Group	2.5%
Doosan Enerbility Co., Ltd.	2.3%
Hyundai Motor Co.	2.2%
Naver Corp.	2.2%
Hanwha Aerospace Co. Ltd.	1.9%
Shinhan Financial Group Co. Ltd.	1.8%
Kia Corp.	1.6%
Celltrion, Inc.	1.6%
Direxion Daily MSCI South Korea Bull 3X Shares	PAGE 2	TSR-AR-25461A387

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI South Korea Bull 3X Shares	PAGE 3	TSR-AR-25461A387

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
PILL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Pharmaceutical & Medical Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	$95	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Pharmaceutical & Medical Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P Pharmaceuticals Select Industry Index. The S&P Pharmaceuticals Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks, defined as pharmaceutical and medical stocks, comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) pharmaceuticals sub-industry.
During the Annual Period, pharmaceutical and medical companies were influenced by prescription-usage trends, product-launch activity, and competition within major therapeutic categories. Larger manufacturers responded to updates around clinical data, regulatory decisions, and lifecycle management for established brands. Specialty and generic-drug companies reacted to pricing dynamics, supply conditions, and competitive intensity. Medical-product companies were shaped by procedure volumes, innovation in treatment delivery, and distribution trends. Overall, the index reflected the sector’s combination of defensive cash flows and research-driven event exposure.
For the Annual Period, the S&P Pharmaceuticals Select Industry Index returned 8.97% and had volatility of 21.74%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Pharmaceutical & Medical Bull 3X Shares returned 0.01%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Pharmaceuticals Select Industry Index’s volatility, provided a return of 12.25%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	PAGE 1	TSR-AR-25460E646

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/15/2017)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares NAV	0.01	-10.08	-11.58
S&P 500® Index	21.45	17.64	14.92
S&P Pharmaceuticals Select Industry Index	8.97	3.53	3.40
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,965,156
Number of Holdings	57
Net Advisory Fee	$63,857
Portfolio Turnover	88%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	230.5%
Common Stocks	69.5%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Pharmaceuticals	100.0%

Top 10 Constituents of Index	(%)
Tarsus Pharmaceuticals, Inc.	3.1%
Crinetics Pharmaceuticals, Inc.	3.1%
Elanco Animal Health, Inc.	3.0%
Supernus Pharmaceuticals, Inc.	3.0%
Ligand Pharmaceuticals, Inc.	2.9%
Eli Lilly & Co.	2.8%
Axsome Therapeutics, Inc.	2.7%
Jazz Pharmaceuticals PLC ADR	2.7%
Johnson & Johnson	2.7%
Royalty Pharma PLC ADR	2.6%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	PAGE 2	TSR-AR-25460E646

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	PAGE 3	TSR-AR-25460E646

Direxion Daily Real Estate Bear 3X Shares
DRV (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Real Estate Bear 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Real Estate Bear 3X Shares	$97	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Real Estate Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the Real Estate Select Sector Index. The Real Estate Select Sector Index (IXRETR) is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: real estate management and development and real estate investment trusts (“REITs”), excluding mortgage REITs.
During the Annual Period, real estate equities were influenced by interest-rate expectations, property-market fundamentals, and capital-access conditions. Industrial and logistics REITs benefited from demand tied to e-commerce and supply-chain infrastructure. Residential REITs responded to rental-market dynamics, occupancy trends, and household formation. Office and retail REITs continued to face varying pressures from tenant demand, utilization patterns, and leasing activity. Changes in financing costs and credit availability contributed to valuation swings. Overall, the index reflected the sector’s sensitivity to economic conditions and interest rates across diverse property types.
For the Annual Period, the Real Estate Select Sector Index returned -2.04% and had volatility of 18.07%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Real Estate Bear 3X Shares returned 4.85%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Real Estate Select Sector Index’s volatility, provided a return of -12.26%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Real Estate Bear 3X Shares	PAGE 1	TSR-AR-25460G419

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Real Estate Bear 3X Shares NAV	4.85	-28.30	-30.01
S&P 500® Index	21.45	17.64	14.64
Real Estate Select Sector Index	-2.04	7.38	6.55
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$43,773,236
Number of Holdings	5
Net Advisory Fee	$385,304
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Specialized REITs	40.4%
Health Care REITs	15.9%
Retail REITs	12.7%
Residential REITs	11.8%
Industrial REITs	9.6%
Real Estate Management & Development	7.4%
Hotel & Resort REITs	1.1%
Office REITs	1.1%

Top 10 Constituents of Index	(%)
Welltower, Inc.	10.1%
Prologis, Inc.	9.6%
American Tower Corp.	7.0%
Equinix, Inc.	6.9%
Simon Property Group, Inc.	4.8%
Digital Realty Trust, Inc.	4.6%
Realty Income Corp.	4.5%
Public Storage	4.4%
CBRE Group, Inc. Class A	4.3%
Crown Castle, Inc.	4.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Real Estate Bear 3X Shares	PAGE 2	TSR-AR-25460G419

Direxion Daily Real Estate Bull 3X Shares
DRN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Real Estate Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Real Estate Bull 3X Shares	$83	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Real Estate Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Real Estate Select Sector Index. The Real Estate Select Sector Index (IXRETR) is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: real estate management and development and real estate investment trusts (“REITs”), excluding mortgage REITs.
During the Annual Period, real estate equities were influenced by interest-rate expectations, property-market fundamentals, and capital-access conditions. Industrial and logistics REITs benefited from demand tied to e-commerce and supply-chain infrastructure. Residential REITs responded to rental-market dynamics, occupancy trends, and household formation. Office and retail REITs continued to face varying pressures from tenant demand, utilization patterns, and leasing activity. Changes in financing costs and credit availability contributed to valuation swings. Overall, the index reflected the sector’s sensitivity to economic conditions and interest rates across diverse property types.
For the Annual Period, the Real Estate Select Sector Index returned -2.04% and had volatility of 18.06%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Real Estate Bull 3X Shares returned -24.37%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Real Estate Select Sector Index’s volatility, provided a return of -14.75%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Real Estate Bull 3X Shares	PAGE 1	TSR-AR-25459W755

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Real Estate Bull 3X Shares NAV	-24.37	2.46	-4.94
S&P 500® Index	21.45	17.64	14.64
Real Estate Select Sector Index	-2.04	7.38	6.55
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$55,083,406
Number of Holdings	36
Net Advisory Fee	$523,678
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	225.6%
Common Stocks	74.4%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Specialized REITs	40.4%
Health Care REITs	15.9%
Retail REITs	12.7%
Residential REITs	11.8%
Industrial REITs	9.6%
Real Estate Management & Development	7.4%
Hotel & Resort REITs	1.1%
Office REITs	1.1%

Top 10 Constituents of Index	(%)
Welltower, Inc.	10.1%
Prologis, Inc.	9.6%
American Tower Corp.	7.0%
Equinix, Inc.	6.9%
Simon Property Group, Inc.	4.8%
Digital Realty Trust, Inc.	4.6%
Realty Income Corp.	4.5%
Public Storage	4.4%
CBRE Group, Inc. Class A	4.3%
Crown Castle, Inc.	4.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Real Estate Bull 3X Shares	PAGE 2	TSR-AR-25459W755

Direxion Daily Regional Banks Bull 3X Shares
DPST (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Regional Banks Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Regional Banks Bull 3X Shares	$78	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Regional Banks Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P Regional Banks Select Industry Index. The S&P Regional Banks Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) regional banks sub-industry.
Over the Annual Period, regional banks were influenced by deposit trends, funding costs, and loan demand across local markets. Net-interest margins were shaped by short-term interest-rate conditions and competitive pressures for deposits. Credit performance reflected developments in commercial real estate, consumer lending, and business activity. Regulatory updates and capital considerations contributed to investor focus. Overall, the index captured how regional institutions navigated rate volatility, credit quality, and balance-sheet positioning.
For the Annual Period, the S&P Regional Banks Select Industry Index returned 4.85% and had volatility of 31.37%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Regional Banks Bull 3X Shares returned -23.85%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Regional Banks Select Industry Index’s volatility, provided a return of -14.10%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Regional Banks Bull 3X Shares	PAGE 1	TSR-AR-25460G153

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Regional Banks Bull 3X Shares NAV	-23.85	-7.56	-18.32
S&P 500® Index	21.45	17.64	14.64
S&P Regional Banks Select Industry Index	4.85	11.23	6.38
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$802,884,760
Number of Holdings	158
Net Advisory Fee	$5,253,915
Portfolio Turnover	152%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	230.2%
Common Stocks	69.8%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Banks	100.0%

Top 10 Constituents of Index	(%)
Columbia Banking System, Inc.	2.2%
Valley National Bancorp	2.2%
Cadence Bank.	2.2%
Truist Financial Corp.	2.1%
Citizens Financial Group, Inc.	2.1%
Prosperity Bancshares, Inc.	2.1%
F.N.B. Corp.	2.1%
First Horizon National Corp.	2.0%
East West Bancorp, Inc.	2.0%
M&T Bank Corp.	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Regional Banks Bull 3X Shares	PAGE 2	TSR-AR-25460G153

Direxion Daily Retail Bull 3X Shares
RETL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Retail Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Retail Bull 3X Shares	$92	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Retail Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P Retail Select Industry Index. The S&P Retail Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) retail sub-industry.
Throughout the Annual Period, retail companies were influenced by household-spending trends, inventory management, and promotional intensity. Brick-and-mortar retailers responded to shifts in store traffic, merchandising strategies, and cost structures. E-commerce and omni-channel retailers were shaped by fulfillment efficiency, delivery economics, and digital engagement. Category-specific conditions, including discretionary spending and apparel demand, added variability across the group. Overall, the index reflected the sector’s continued transition toward integrated digital and physical retail models.
For the Annual Period, the S&P Retail Select Industry Index returned 9.79% and had volatility of 24.80%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Retail Bull 3X Shares returned -1.61%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Retail Select Industry Index’s volatility, provided a return of 10.31%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Retail Bull 3X Shares	PAGE 1	TSR-AR-25460G815

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Retail Bull 3X Shares NAV	-1.61	-0.10	-4.72
S&P 500® Index	21.45	17.64	14.64
S&P Retail Select Industry Index	9.79	12.07	7.53
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$29,122,725
Number of Holdings	84
Net Advisory Fee	$290,514
Portfolio Turnover	71%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	223.4%
Common Stocks	76.6%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Specialty Retail	66.5%
Consumer Staples Distribution & Retail	21.0%
Broadline Retail	12.5%

Top 10 Constituents of Index	(%)
The RealReal, Inc.	2.0%
Victoria’s Secret & Co.	2.0%
The ODP Corp.	1.8%
Macy’s, Inc.	1.7%
National Vision Holdings, Inc.	1.7%
Signet Jewelers Ltd. ADR	1.6%
Five Below, Inc.	1.6%
Etsy, Inc.	1.6%
Best Buy Co., Inc.	1.6%
Ross Stores, Inc.	1.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Retail Bull 3X Shares	PAGE 2	TSR-AR-25460G815

Direxion Daily S&P 500® Bear 3X Shares
SPXS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bear 3X Shares	$71	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the S&P 500® Index. The S&P 500® Index is designed to be comprised of stocks that are the 500 leading, large-cap U.S. listed issuers. The securities are selected on the basis of market capitalization, financial viability of the company, sector representation, public float, liquidity and price of a company’s shares outstanding. The Index is a float-adjusted, market capitalization-weighted index.
Over the Annual Period, the index reflected a combination of resilient corporate earnings, moderating inflation, and evolving expectations for monetary policy. Companies tied to artificial intelligence, cloud computing, and digital platforms continued to influence sector leadership within information technology and communication services. Consumer-related industries were shaped by employment conditions, wage growth, and discretionary spending trends. Industrials and materials responded to capital expenditure cycles, supply-chain realignment, and manufacturing data. Defensive sectors saw more muted contributions as investor focus remained oriented toward growth and higher-beta segments. Overall, the S&P 500® captured both secular innovation trends and broader macroeconomic shifts shaping the large-cap United States equity landscape.
For the Annual Period, the S&P 500® Index returned 21.45% and had volatility of 18.78%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bear 3X Shares returned -46.43%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500® Index’s volatility, provided a return of -55.17%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
Direxion Daily S&P 500® Bear 3X Shares	PAGE 1	TSR-AR-25460E190

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P 500® Bear 3X Shares NAV	-46.43	-41.95	-41.23
S&P 500® Index	21.45	17.64	14.64
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$445,213,030
Number of Holdings	11
Net Advisory Fee	$3,096,012
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	36.1%
Financials	12.9%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	9.0%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.3%
Real Estate	1.8%
Materials	1.7%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.5%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.0%
Alphabet, Inc.	2.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class C	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc. Class B	1.5%
Direxion Daily S&P 500® Bear 3X Shares	PAGE 2	TSR-AR-25460E190

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bear 3X Shares	PAGE 3	TSR-AR-25460E190

Direxion Daily S&P 500® Bull 3X Shares
SPXL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bull 3X Shares	$99	0.81%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P 500® Index. The S&P 500® Index is designed to be comprised of stocks that are the 500 leading, large-cap U.S. listed issuers. The securities are selected on the basis of market capitalization, financial viability of the company, sector representation, public float, liquidity and price of a company’s shares outstanding. The Index is a float-adjusted, market capitalization-weighted index.
Over the Annual Period, the index reflected a combination of resilient corporate earnings, moderating inflation, and evolving expectations for monetary policy. Companies tied to artificial intelligence, cloud computing, and digital platforms continued to influence sector leadership within information technology and communication services. Consumer-related industries were shaped by employment conditions, wage growth, and discretionary spending trends. Industrials and materials responded to capital expenditure cycles, supply-chain realignment, and manufacturing data. Defensive sectors saw more muted contributions as investor focus remained oriented toward growth and higher-beta segments. Overall, the S&P 500® captured both secular innovation trends and broader macroeconomic shifts shaping the large-cap United States equity landscape.
For the Annual Period, the S&P 500® Index returned 21.45% and had volatility of 18.78%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bull 3X Shares returned 43.75%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500® Index’s volatility, provided a return of 61.45%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
Direxion Daily S&P 500® Bull 3X Shares	PAGE 1	TSR-AR-25459W862

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P 500® Bull 3X Shares NAV	43.75	37.01	27.36
S&P 500® Index	21.45	17.64	14.64
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$6,076,194,773
Number of Holdings	514
Net Advisory Fee	$32,596,776
Portfolio Turnover	71%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	228.6%
Common Stocks	71.4%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	36.1%
Financials	12.9%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	9.0%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.3%
Real Estate	1.8%
Materials	1.7%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.5%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.0%
Alphabet, Inc.	2.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class C	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc. Class B	1.5%
Direxion Daily S&P 500® Bull 3X Shares	PAGE 2	TSR-AR-25459W862

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bull 3X Shares	PAGE 3	TSR-AR-25459W862

Direxion Daily S&P 500® High Beta Bear 3X Shares
HIBS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bear 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® High Beta Bear 3X Shares	$61	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500 High Beta Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the S&P 500 High Beta Index. The S&P 500® High Beta Index is provided by S&P Dow Jones Indices (the “Index Provider”). The Index Provider selects 100 securities from the S&P 500® Index that have the highest sensitivity to market movements, or “beta” over the past 12 months as determined by the Index Provider based on the securities’ daily price changes. Securities with the highest beta are generally the most volatile securities of the S&P 500® Index. The Index is reviewed and rebalanced quarterly.
During the Annual Period, high-beta stocks were shaped by changes in risk appetite, economic data, and interest-rate expectations. Growth-oriented sectors such as information technology and consumer discretionary contributed meaningfully to volatility within the index. Periods of market strength often coincided with stronger performance among high-beta names, while risk-off environments had an outsized impact. Variability across industries reflected differences in earnings momentum, valuation sensitivity, and macroeconomic exposure. Overall, the index captured the higher-volatility segment of the large-cap equity market.
For the Annual Period, the S&P 500 High Beta Index returned 34.11% and had volatility of 30.27%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500 High Beta Bear 3X Shares returned -72.63%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500 High Beta Index’s volatility, provided a return of -76.87%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
Direxion Daily S&P 500® High Beta Bear 3X Shares	PAGE 1	TSR-AR-25460E224

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/07/2019)
Direxion Daily S&P 500® High Beta Bear 3X Shares NAV	-72.63	-63.88	-67.29
S&P 500® Index	21.45	17.64	16.07
S&P 500 High Beta Index	34.11	23.56	19.40
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$30,220,436
Number of Holdings	8
Net Advisory Fee	$188,480
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	44.6%
Financials	14.9%
Consumer Discretionary	11.5%
Industrials	10.6%
Materials	4.7%
Health Care	4.2%
Utilities	3.3%
Communication Services	2.8%
Energy	2.6%
Consumer Staples	0.8%

Top 10 Constituents of Index	(%)
Micron Technology, Inc.	2.5%
Intel Corp.	2.0%
Tesla, Inc.	2.0%
Western Digital Corp.	1.9%
Teradyne, Inc.	1.8%
Lam Research Corp.	1.8%
Advanced Micro Devices, Inc.	1.7%
Monolithic Power Systems, Inc.	1.7%
Warner Bros Discovery, Inc.	1.6%
Coinbase Global, Inc.	1.5%
Direxion Daily S&P 500® High Beta Bear 3X Shares	PAGE 2	TSR-AR-25460E224

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® High Beta Bear 3X Shares	PAGE 3	TSR-AR-25460E224

Direxion Daily S&P 500® High Beta Bull 3X Shares
HIBL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® High Beta Bull 3X Shares	$125	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500 High Beta Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P 500 High Beta Index. The S&P 500® High Beta Index is provided by S&P Dow Jones Indices (the “Index Provider”). The Index Provider selects 100 securities from the S&P 500® Index that have the highest sensitivity to market movements, or “beta” over the past 12 months as determined by the Index Provider based on the securities’ daily price changes. Securities with the highest beta are generally the most volatile securities of the S&P 500® Index. The Index is reviewed and rebalanced quarterly.
During the Annual Period, high-beta stocks were shaped by changes in risk appetite, economic data, and interest-rate expectations. Growth-oriented sectors such as information technology and consumer discretionary contributed meaningfully to volatility within the index. Periods of market strength often coincided with stronger performance among high-beta names, while risk-off environments had an outsized impact. Variability across industries reflected differences in earnings momentum, valuation sensitivity, and macroeconomic exposure. Overall, the index captured the higher-volatility segment of the large-cap equity market.
For the Annual Period, the S&P 500 High Beta Index returned 34.11% and had volatility of 30.27%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500 High Beta Bull 3X Shares returned 64.05%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500 High Beta Index’s volatility, provided a return of 83.77%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Direxion Daily S&P 500® High Beta Bull 3X Shares	PAGE 1	TSR-AR-25460G856

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/07/2019)
Direxion Daily S&P 500® High Beta Bull 3X Shares NAV	64.05	36.21	11.48
S&P 500® Index	21.45	17.64	16.07
S&P 500 High Beta Index	34.11	23.56	19.40
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$60,529,916
Number of Holdings	106
Net Advisory Fee	$357,895
Portfolio Turnover	165%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	241.8%
Common Stocks	58.2%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	44.6%
Financials	14.9%
Consumer Discretionary	11.5%
Industrials	10.6%
Materials	4.7%
Health Care	4.2%
Utilities	3.3%
Communication Services	2.8%
Energy	2.6%
Consumer Staples	0.8%

Top 10 Constituents of Index	(%)
Micron Technology, Inc.	2.5%
Intel Corp.	2.0%
Tesla, Inc.	2.0%
Western Digital Corp.	1.9%
Teradyne, Inc.	1.8%
Lam Research Corp.	1.8%
Advanced Micro Devices, Inc.	1.7%
Monolithic Power Systems, Inc.	1.7%
Warner Bros Discovery, Inc.	1.6%
Coinbase Global, Inc.	1.5%
Direxion Daily S&P 500® High Beta Bull 3X Shares	PAGE 2	TSR-AR-25460G856

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® High Beta Bull 3X Shares	PAGE 3	TSR-AR-25460G856

Direxion Daily S&P Biotech Bear 3X Shares
LABD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily S&P Biotech Bear 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Biotech Bear 3X Shares	$70	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Direxion Daily S&P Biotech Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the S&P Biotechnology Select Industry Index. The S&P Biotechnology Select Industry Index is provided by S&P Dow Jones Indices LLC and includes domestic companies from the biotechnology industry. The Index is a modified equal-weighted index that is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards (GICS).
Over the Annual Period, biotechnology companies experienced significant stock-level dispersion driven by clinical-trial progress, regulatory approvals, and partnership activity. Early-stage firms were influenced by access to capital and advancement of research pipelines. Commercial-stage companies reacted to product sales, competition, and pricing developments. Broader investor sentiment toward higher-risk, innovation-driven industries contributed to periodic volatility. Overall, the index reflected the sector’s inherently binary outcomes driven by scientific milestones and regulatory events.
For the Annual Period, the S&P Biotechnology Select Industry Index returned 16.53% and had volatility of 28.29%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P Biotech Bear 3X Shares returned -52.92%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Biotechnology Select Industry Index’s volatility, provided a return of -60.60%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily S&P Biotech Bear 3X Shares	PAGE 1	TSR-AR-25461H853

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P Biotech Bear 3X Shares NAV	-52.92	-43.57	-54.39
S&P 500® Index	21.45	17.64	14.64
S&P Biotechnology Select Industry Index	16.53	0.29	5.59
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$75,803,451
Number of Holdings	10
Net Advisory Fee	$456,020
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Avidity Biosciences, Inc.	2.4%
Revolution Medicines, Inc.	2.1%
Insmed, Inc.	2.1%
Crispr Therapeutics AG ADR	2.0%
BridgeBio Pharma, Inc.	1.9%
Exact Sciences Corp.	1.9%
Regeneron Pharmaceuticals, Inc.	1.9%
Natera, Inc.	1.9%
Roivant Sciences Ltd. ADR	1.9%
Ionis Pharmaceuticals, Inc.	1.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Biotech Bear 3X Shares	PAGE 2	TSR-AR-25461H853

Direxion Daily S&P Biotech Bull 3X Shares
LABU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily S&P Biotech Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Biotech Bull 3X Shares	$97	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P Biotech Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P Biotechnology Select Industry Index. The S&P Biotechnology Select Industry Index is provided by S&P Dow Jones Indices LLC and includes domestic companies from the biotechnology industry. The Index is a modified equal-weighted index that is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards (GICS).
Over the Annual Period, biotechnology companies experienced significant stock-level dispersion driven by clinical-trial progress, regulatory approvals, and partnership activity. Early-stage firms were influenced by access to capital and advancement of research pipelines. Commercial-stage companies reacted to product sales, competition, and pricing developments. Broader investor sentiment toward higher-risk, innovation-driven industries contributed to periodic volatility. Overall, the index reflected the sector’s inherently binary outcomes driven by scientific milestones and regulatory events.
For the Annual Period, the S&P Biotechnology Select Industry Index returned 16.53% and had volatility of 28.29%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P Biotech Bull 3X Shares returned 10.53%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Biotechnology Select Industry Index’s volatility, provided a return of 24.35%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily S&P Biotech Bull 3X Shares	PAGE 1	TSR-AR-25460G120

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P Biotech Bull 3X Shares NAV	10.53	-34.11	-21.65
S&P 500® Index	21.45	17.64	14.64
S&P Biotechnology Select Industry Index	16.53	0.29	5.59
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$803,982,405
Number of Holdings	142
Net Advisory Fee	$5,261,855
Portfolio Turnover	107%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	233.1%
Common Stocks	66.9%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Avidity Biosciences, Inc.	2.4%
Revolution Medicines, Inc.	2.1%
Insmed, Inc.	2.1%
Crispr Therapeutics AG ADR	2.0%
BridgeBio Pharma, Inc.	1.9%
Exact Sciences Corp.	1.9%
Regeneron Pharmaceuticals, Inc.	1.9%
Natera, Inc.	1.9%
Roivant Sciences Ltd. ADR	1.9%
Ionis Pharmaceuticals, Inc.	1.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Biotech Bull 3X Shares	PAGE 2	TSR-AR-25460G120

Direxion Daily Semiconductor Bear 3X Shares
SOXS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Semiconductor Bear 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Semiconductor Bear 3X Shares	$50	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Semiconductor Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the NYSE Semiconductor Index. NYSE Semiconductor Index is a rules-based, modified float-adjusted market capitalization-weighted index that tracks the performance of the thirty largest U.S. listed semiconductor companies.
Across the Annual Period, semiconductor companies were influenced by demand for data-center processors, AI accelerators, communication chips, and consumer-device components. Chip designers responded to technological advances, product launches, and procurement cycles among cloud-service providers. Semiconductor manufacturers and equipment suppliers were shaped by fab-utilization levels, capital-expenditure trends, and regional manufacturing initiatives. Inventory adjustments in certain end markets introduced periods of volatility. Overall, the index reflected both structural growth drivers and cyclical elements within the semiconductor industry.
For the Annual Period, the NYSE Semiconductor Index returned 42.03% and had volatility of 39.20%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Semiconductor Bear 3X Shares returned -85.04%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NYSE Semiconductor Index’s volatility, provided a return of -87.52%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Semiconductor Bear 3X Shares	PAGE 1	TSR-AR-25460G112

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Semiconductor Bear 3X Shares NAV	-85.04	-74.87	-74.15
S&P 500® Index	21.45	17.64	14.64
NYSE Semiconductor Index	42.03	26.41	27.05
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,224,712,972
Number of Holdings	12
Net Advisory Fee	$6,982,528
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	9.9%
Broadcom, Inc.	7.8%
NVIDIA Corp.	7.3%
Micron Technology, Inc.	5.9%
Qualcomm, Inc.	5.3%
Intel Corp.	5.0%
Lam Research Corp.	4.9%
Marvell Technology, Inc.	4.7%
Applied Materials, Inc.	4.6%
KLA-Tencor Corp.	4.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Semiconductor Bear 3X Shares	PAGE 2	TSR-AR-25460G112

Direxion Daily Semiconductor Bull 3X Shares
SOXL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Semiconductor Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Semiconductor Bull 3X Shares	$93	0.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Semiconductor Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the NYSE Semiconductor Index. NYSE Semiconductor Index is a rules-based, modified float-adjusted market capitalization-weighted index that tracks the performance of the thirty largest U.S. listed semiconductor companies.
Across the Annual Period, semiconductor companies were influenced by demand for data-center processors, AI accelerators, communication chips, and consumer-device components. Chip designers responded to technological advances, product launches, and procurement cycles among cloud-service providers. Semiconductor manufacturers and equipment suppliers were shaped by fab-utilization levels, capital-expenditure trends, and regional manufacturing initiatives. Inventory adjustments in certain end markets introduced periods of volatility. Overall, the index reflected both structural growth drivers and cyclical elements within the semiconductor industry.
For the Annual Period, the NYSE Semiconductor Index returned 42.03% and had volatility of 39.20%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Semiconductor Bull 3X Shares returned 61.13%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NYSE Semiconductor Index’s volatility, provided a return of 81.75%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Semiconductor Bull 3X Shares	PAGE 1	TSR-AR-25459W458

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Semiconductor Bull 3X Shares NAV	61.13	24.33	40.14
S&P 500® Index	21.45	17.64	14.64
NYSE Semiconductor Index	42.03	26.41	27.05
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$13,667,007,269
Number of Holdings	43
Net Advisory Fee	$64,419,411
Portfolio Turnover	250%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	231.1%
Common Stocks	68.9%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	9.9%
Broadcom, Inc.	7.8%
NVIDIA Corp.	7.3%
Micron Technology, Inc.	5.9%
Qualcomm, Inc.	5.3%
Intel Corp.	5.0%
Lam Research Corp.	4.9%
Marvell Technology, Inc.	4.7%
Applied Materials, Inc.	4.6%
KLA-Tencor Corp.	4.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Semiconductor Bull 3X Shares	PAGE 2	TSR-AR-25459W458

Direxion Daily Small Cap Bear 3X Shares
TZA (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Small Cap Bear 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Small Cap Bear 3X Shares	$70	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Small Cap Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization.
Over the Annual Period, the Russell 2000® reflected the sensitivity of small-cap companies to interest rates, financing conditions, and changing expectations for domestic economic growth. Industrials and select energy companies benefited from cyclical momentum, while regional banks and healthcare innovators experienced uneven performance tied to credit conditions and regulatory developments. More speculative or unprofitable technology companies faced persistent valuation pressure as investors weighed the cost of capital and sustainability of business models. Changes in monetary-policy expectations drove periodic rallies and reversals across the small-cap landscape. Overall, the index captured the rate sensitivity, economic exposure, and diverse fundamentals that define United States small-cap equities.
For the Annual Period, the Russell 2000® Index returned 14.41% and had volatility of 23.65%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Small Cap Bear 3X Shares returned -43.51%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Russell 2000® Index’s volatility, provided a return of -52.49%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Small Cap Bear 3X Shares	PAGE 1	TSR-AR-25460E232

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Small Cap Bear 3X Shares NAV	-43.51	-41.42	-41.12
Russell 2000® Index	14.41	11.50	9.36
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$328,148,084
Number of Holdings	11
Net Advisory Fee	$2,173,911
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Industrials	18.2%
Health Care	17.0%
Financials	16.9%
Information Technology	16.4%
Consumer Discretionary	9.0%
Real Estate	5.5%
Energy	5.0%
Materials	4.0%
Utilities	3.4%
Communication Services	2.8%
Consumer Staples	1.8%

Top 10 Constituents of Index	(%)
Bloom Energy Corp. Class A	1.0%
Credo Technology Group Holding Shares	1.0%
IonQ, Inc.	0.6%
Fabrinet	0.6%
Kratos Defense & Security Solutions, Inc.	0.5%
Nextracker, Inc. Class A	0.5%
Oklo, Inc.	0.5%
Rigetti Computing, Inc.	0.5%
AeroVironment, Inc.	0.4%
D-Wave Quantum, Inc.	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Small Cap Bear 3X Shares	PAGE 2	TSR-AR-25460E232

Direxion Daily Small Cap Bull 3X Shares
TNA (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Small Cap Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Small Cap Bull 3X Shares	$94	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Small Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization.
Over the Annual Period, the Russell 2000® reflected the sensitivity of small-cap companies to interest rates, financing conditions, and changing expectations for domestic economic growth. Industrials and select energy companies benefited from cyclical momentum, while regional banks and healthcare innovators experienced uneven performance tied to credit conditions and regulatory developments. More speculative or unprofitable technology companies faced persistent valuation pressure as investors weighed the cost of capital and sustainability of business models. Changes in monetary-policy expectations drove periodic rallies and reversals across the small-cap landscape. Overall, the index captured the rate sensitivity, economic exposure, and diverse fundamentals that define United States small-cap equities.
For the Annual Period, the Russell 2000® Index returned 14.41% and had volatility of 23.65%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Small Cap Bull 3X Shares returned 13.36%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Russell 2000® Index’s volatility, provided a return of 26.93%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Small Cap Bull 3X Shares	PAGE 1	TSR-AR-25459W847

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Small Cap Bull 3X Shares NAV	13.36	8.64	3.59
Russell 2000® Index	14.41	11.50	9.36
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,043,593,419
Number of Holdings	11
Net Advisory Fee	$15,372,242
Portfolio Turnover	188%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	228.6%
Investment Companies	71.4%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Industrials	18.2%
Health Care	17.0%
Financials	16.9%
Information Technology	16.4%
Consumer Discretionary	9.0%
Real Estate	5.5%
Energy	5.0%
Materials	4.0%
Utilities	3.4%
Communication Services	2.8%
Consumer Staples	1.8%

Top 10 Constituents of Index	(%)
Bloom Energy Corp. Class A	1.0%
Credo Technology Group Holding Shares	1.0%
IonQ, Inc.	0.6%
Fabrinet	0.6%
Kratos Defense & Security Solutions, Inc.	0.5%
Nextracker, Inc. Class A	0.5%
Oklo, Inc.	0.5%
Rigetti Computing, Inc.	0.5%
AeroVironment, Inc.	0.4%
D-Wave Quantum, Inc.	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Small Cap Bull 3X Shares	PAGE 2	TSR-AR-25459W847

Direxion Daily Technology Bear 3X Shares
TECS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Technology Bear 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Technology Bear 3X Shares	$60	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Technology Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the Technology Select Sector Index. The Technology Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the technology sector which includes the following industries: computers and peripherals; software; diversified telecommunications services; communications equipment; semiconductors and semi-conductor equipment; internet software and services; IT services; electronic equipment, instruments and components; wireless telecommunication services; and office electronics.
Over the Annual Period, technology companies continued to benefit from secular demand tied to artificial intelligence, cloud computing, and digital transformation. Semiconductor manufacturers responded to strong interest in advanced memory, logic, and AI accelerators. Software firms were influenced by enterprise spending patterns, subscription growth, and platform adoption. Hardware and communications equipment makers experienced varied conditions depending on investment cycles and infrastructure buildouts. Valuation sensitivity and monetary-policy expectations created periodic volatility. Overall, the index reflected the innovation-driven leadership of the United States technology sector.
For the Annual Period, the Technology Select Sector Index returned 36.17% and had volatility of 27.11%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Technology Bear 3X Shares returned -70.61%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Technology Select Sector Index’s volatility, provided a return of -75.30%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Technology Bear 3X Shares	PAGE 1	TSR-AR-25461A494

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Technology Bear 3X Shares NAV	-70.61	-58.74	-59.52
S&P 500® Index	21.45	17.64	14.64
Technology Select Sector Index	36.17	23.19	22.87
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$93,651,814
Number of Holdings	12
Net Advisory Fee	$641,582
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	38.2%
Software	34.1%
Technology Hardware, Storage & Peripherals	14.6%
IT Services	4.7%
Communications Equipment	4.6%
Electronic Equipment, Instruments & Components	3.8%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	15.1%
Apple, Inc.	12.3%
Microsoft Corp.	11.8%
Broadcom, Inc.	5.3%
Palantir Technologies, Inc.	3.9%
Advanced Micro Devices, Inc.	3.6%
Oracle Corp.	3.2%
Cisco Systems, Inc.	2.5%
International Business Machines Corp.	2.5%
Micron Technology, Inc.	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Technology Bear 3X Shares	PAGE 2	TSR-AR-25461A494

Direxion Daily Technology Bull 3X Shares
TECL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Technology Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Technology Bull 3X Shares	$117	0.83%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Technology Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Technology Select Sector Index. The Technology Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the technology sector which includes the following industries: computers and peripherals; software; diversified telecommunications services; communications equipment; semiconductors and semi-conductor equipment; internet software and services; IT services; electronic equipment, instruments and components; wireless telecommunication services; and office electronics.
Over the Annual Period, technology companies continued to benefit from secular demand tied to artificial intelligence, cloud computing, and digital transformation. Semiconductor manufacturers responded to strong interest in advanced memory, logic, and AI accelerators. Software firms were influenced by enterprise spending patterns, subscription growth, and platform adoption. Hardware and communications equipment makers experienced varied conditions depending on investment cycles and infrastructure buildouts. Valuation sensitivity and monetary-policy expectations created periodic volatility. Overall, the index reflected the innovation-driven leadership of the United States technology sector.
For the Annual Period, the Technology Select Sector Index returned 36.17% and had volatility of 27.11%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Technology Bull 3X Shares returned 81.00%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Technology Select Sector Index’s volatility, provided a return of 103.41%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Technology Bull 3X Shares	PAGE 1	TSR-AR-25459W102

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Technology Bull 3X Shares NAV	81.00	42.60	44.43
S&P 500® Index	21.45	17.64	14.64
Technology Select Sector Index	36.17	23.19	22.87
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,774,267,060
Number of Holdings	80
Net Advisory Fee	$22,373,327
Portfolio Turnover	94%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	228.9%
Common Stocks	71.1%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	38.2%
Software	34.1%
Technology Hardware, Storage & Peripherals	14.6%
IT Services	4.7%
Communications Equipment	4.6%
Electronic Equipment, Instruments & Components	3.8%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	15.1%
Apple, Inc.	12.3%
Microsoft Corp.	11.8%
Broadcom, Inc.	5.3%
Palantir Technologies, Inc.	3.9%
Advanced Micro Devices, Inc.	3.6%
Oracle Corp.	3.2%
Cisco Systems, Inc.	2.5%
International Business Machines Corp.	2.5%
Micron Technology, Inc.	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Technology Bull 3X Shares	PAGE 2	TSR-AR-25459W102

Direxion Daily Transportation Bull 3X Shares
TPOR (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Transportation Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Transportation Bull 3X Shares	$89	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Transportation Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P Transportation Select Industry FMC Capped Index. The S&P Transportation Select Industry FMC Capped Index is provided by S&P Dow Jones Indices and is designed to measure stocks in the S&P Total Market Index that are included in the GICS transportation sub-industry.
Over the Annual Period, transportation companies experienced varied conditions across passenger travel and freight markets. Airlines responded to capacity trends, travel demand, and fuel-price movements. Railroads and trucking carriers were influenced by freight volumes, pricing dynamics, and industrial-production patterns. Logistics and parcel-delivery companies were shaped by e-commerce activity and network-efficiency initiatives. Labor conditions, fuel costs, and supply-chain developments contributed further variability. Overall, the index reflected shifts in demand and cost structures across the transportation ecosystem.
For the Annual Period, the S&P Transportation Select Industry FMC Capped Index returned 5.94% and had volatility of 25.52%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Transportation Bull 3X Shares returned -13.01%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Transportation Select Industry FMC Capped Index’s volatility, provided a return of -1.86%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Transportation Bull 3X Shares	PAGE 1	TSR-AR-25460E679

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Transportation Bull 3X Shares NAV	-13.01	10.13	3.20
S&P 500® Index	21.45	17.64	15.08
S&P Transportation Select Industry FMC Capped Index	5.94	10.17	9.11
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$14,051,318
Number of Holdings	51
Net Advisory Fee	$106,763
Portfolio Turnover	85%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	235.0%
Common Stocks	65.0%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Ground Transportation	64.0%
Air Freight & Logistics	19.5%
Passenger Airlines	15.0%
Marine Transportation	1.5%

Top 10 Constituents of Index	(%)
Uber Technologies, Inc.	22.3%
Union Pacific Corp.	15.5%
United Parcel Service, Inc. Class B	7.7%
FedEx Corp.	4.9%
CSX Corp.	4.9%
Norfolk Southern Corp.	4.5%
Delta Air Lines, Inc.	4.1%
Old Dominion Freight Line, Inc.	4.1%
United Continental Holdings, Inc.	3.8%
C.H. Robinson Worldwide, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Transportation Bull 3X Shares	PAGE 2	TSR-AR-25460E679

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Transportation Bull 3X Shares	PAGE 3	TSR-AR-25460E679

Direxion Daily Utilities Bull 3X Shares
UTSL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Direxion Daily Utilities Bull 3X Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Utilities Bull 3X Shares	$106	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Utilities Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Utilities Select Sector Index. The Utilities Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the utilities sector which includes the following industries: electric utilities; multi-utilities; water utilities; independent power producers and energy trades; and gas utilities.
Over the Annual Period, utilities companies were influenced by interest-rate expectations, regulatory environments, and capital-spending plans tied to grid modernization and renewable-energy transition. Electric utilities responded to changes in power demand, fuel costs, and progress on infrastructure upgrades. Independent power producers were shaped by wholesale pricing trends and generation mix. Water and gas utilities experienced steadier conditions but remained sensitive to rate-case outcomes. Overall, the index reflected the defensive nature of utilities while also incorporating long-term structural investment themes in the United States energy system.
For the Annual Period, the Utilities Select Sector Index returned 14.72% and had volatility of 16.64%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Utilities Bull 3X Shares returned 23.67%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Utilities Select Sector Index’s volatility, provided a return of 38.88%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Direxion Daily Utilities Bull 3X Shares	PAGE 1	TSR-AR-25460E711

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Utilities Bull 3X Shares NAV	23.67	13.75	9.94
S&P 500® Index	21.45	17.64	15.08
Utilities Select Sector Index	14.72	10.81	10.22
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$34,722,183
Number of Holdings	40
Net Advisory Fee	$289,430
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	222.1%
Common Stocks	77.9%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Electric Utilities	65.9%
Multi-Utilities	25.2%
Independent Power and Renewable Electricity Producers	5.1%
Gas Utilities	2.0%
Water Utilities	1.8%

Top 10 Constituents of Index	(%)
NextEra Energy, Inc.	12.3%
Constellation Energy Corp.	8.6%
Southern Co.	7.6%
Duke Energy Corp.	7.1%
American Electric Power Co., Inc.	4.7%
Sempra Energy	4.4%
Vistra Corp.	4.4%
Dominion Energy, Inc.	3.7%
Xcel Energy, Inc.	3.5%
Exelon Corp.	3.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Utilities Bull 3X Shares	PAGE 2	TSR-AR-25460E711

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Kathleen M. Berkery is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. The table presents aggregate fees billed to the registrant and reflected in the financial statements of the report to shareholders.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$2,098,446	$1,769,064
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$757,743	$631,446
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	None	None
Registrant’s Investment Adviser	None	None

(h) Because no non-audit services were rendered, the audit committee of the board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence, and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The registrant’s audit committee members are David L. Driscoll, Kathleen M. Berkery, Carlyle Peake, Mary Jo Collins and Bradley Kurtzman.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

DIREXION SHARES ETF TRUST

Annual Financial Statements and Additional Information
OCTOBER 31, 2025

535 Madison Avenue, 37th Floor New York, New York 10022 www.direxion.com

You can find a Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Schedule of Investments
October 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS — 96.9%
Money Market Funds — 96.9%
169,503,427	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$ 169,503,427
	TOTAL SHORT TERM INVESTMENTS (Cost $169,503,427)	$ 169,503,427
	TOTAL INVESTMENTS (Cost $169,503,427) — 96.9%	$ 169,503,427
	Other Assets in Excess of Liabilities — 3.1%(b)	5,450,672
	TOTAL NET ASSETS — 100.0%	$ 174,954,099

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	$6,134,017 of cash is pledged as collateral for futures contracts.
Long Futures Contracts
October 31, 2025

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/(Payable), net	Unrealized Appreciation
Copper	12/29/2025	80	$10,178,000	$(30,000)	$ 1,153,825
Gasoline RBOB	11/28/2025	168	13,412,045	57,859	835,506
Gold	12/29/2025	46	18,383,900	(89,240)	1,336,588
NY Harbor ULSD	5/29/2026	103	9,559,595	(11,680)	84,836
Silver	12/29/2025	52	12,521,600	(118,560)	2,544,955
Soybean	11/13/2026	614	33,954,200	—	(2,303)
WTI Crude	11/20/2025	137	8,354,260	56,170	370,756
			$ 106,363,600	$ (135,451)	$ 6,324,163

The accompanying notes are an integral part of these financial statements.

1

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.7%
	Accommodation — 0.3%
3,535	Airbnb, Inc. Class A(a)	$447,319
1,936	Hilton Worldwide Holdings, Inc.	497,475
5,259	Host Hotels & Resorts, Inc.	84,249
2,543	Las Vegas Sands Corp.	150,927
1,855	Marriott International, Inc. Class C	483,376
1,683	MGM Resorts International(a)	53,906
694	Wynn Resorts Ltd.	82,579
		1,799,831
	Administrative and Support Services — 2.1%
705	Allegion PLC ADR (Ireland)	116,868
18,972	Amcor PLC ADR (United Kingdom)	149,879
775	Ameriprise Financial, Inc.	350,897
3,330	Automatic Data Processing, Inc.	866,799
264	Booking Holdings, Inc.	1,340,523
967	Broadridge Financial Solutions, Inc.	213,127
581	Corpay, Inc.(a)	151,263
1,022	Equifax, Inc.	215,744
305	FactSet Research System, Inc.	81,374
623	Gartner, Inc.(a)	154,716
2,432	Iron Mountain, Inc.	250,375
1,297	Live Nation Entertainment, Inc.(a)(b)	193,941
1,980	Match Group, Inc.	64,033
1,270	Moody’s Corp.	609,981
2,542	Paramount Skydance Corp.(b)	39,121
2,317	Rollins, Inc.	133,482
2,077	Royal Caribbean Cruises Ltd. ADR (Liberia)	595,746
17,164	Uber Technologies, Inc.(a)	1,656,326
13,981	Visa, Inc. Class A(b)	4,763,886
3,052	Waste Management, Inc.	609,698
		12,557,779
	Air Transportation — 0.1%
5,337	Delta Air Lines, Inc.	306,237
4,324	Southwest Airlines Co.	131,017
2,664	United Continental Holdings, Inc.(a)	250,523
		687,777
	Ambulatory Health Care Services — 0.1%
292	DaVita, Inc.(a)	34,754
684	Labcorp Holdings, Inc.	173,708
448	Molina Healthcare, Inc.(a)	68,571
915	Quest Diagnostics, Inc.	160,994
9,594	Viatris, Inc.	99,394
		537,421
	Amusement, Gambling, and Recreation Industries — 0.3%
14,799	The Walt Disney Co.	1,666,663

The accompanying notes are an integral part of these financial statements.

2

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Apparel Manufacturing — 0.1%
2,817	Cintas Corp.	$516,271
1,222	Deckers Outdoor Corp.(a)	99,593
321	Ralph Lauren Corp.	102,611
		718,475
	Beverage and Tobacco Product Manufacturing — 0.9%
13,827	Altria Group, Inc.	779,566
1,176	Constellation Brands, Inc. Class A	154,503
11,183	Keurig Dr Pepper, Inc.	303,730
1,393	Molson Coors Brewing Co. Class B	60,902
5,863	Monster Beverage Corp.(a)	391,825
11,269	PepsiCo, Inc.	1,646,288
12,812	Philip Morris International, Inc.	1,849,156
		5,185,970
	Broadcasting and Content Providers — 0.3%
763	Charter Communications, Inc.(a)(b)	178,420
30,315	Comcast Corp. Class A	843,818
1,730	FOX Corp. Class A	111,844
1,094	FOX Corp. Class B	63,900
569	TKO Group Holdings, Inc.	107,200
20,377	Warner Bros Discovery, Inc.(a)	457,464
		1,762,646
	Building Material and Garden Equipment and Supplies Dealers — 0.8%
4,609	Lowe’s Companies, Inc.	1,097,541
432	Snap-on, Inc.	144,958
8,188	The Home Depot, Inc.	3,108,083
4,363	Tractor Supply Co.	236,082
		4,586,664
	Chemical Manufacturing — 4.3%
14,540	AbbVie, Inc.	3,170,302
1,834	Air Products & Chemicals, Inc.	444,910
972	Albemarle Corp.	95,480
4,432	Amgen, Inc.	1,322,642
1,207	Biogen, Inc.(a)	186,204
1,290	Bio-Techne Corp.	80,715
16,754	Bristol-Myers Squibb Co.	771,857
1,332	CF Industries Holdings, Inc.	110,942
2,005	Church & Dwight Co., Inc.	175,818
1,009	Clorox Co.	113,472
6,656	Colgate-Palmolive Co.	512,845
3,444	DuPont de Nemours, Inc.	281,203
945	Eastman Chemical Co.	56,246
2,099	Ecolab, Inc.	538,184
6,540	Eli Lilly & Co.	5,643,104
10,211	Gilead Sciences, Inc.	1,223,176

The accompanying notes are an integral part of these financial statements.

3

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
1,349	Incyte Corp.(a)	$126,105
4,711	IntercontinentalExchange, Inc.	689,172
2,105	International Flavors & Fragrances, Inc.	132,552
15,796	Kenvue, Inc.	226,989
2,726	Kimberly-Clark Corp.	326,329
3,860	Linde PLC ADR (Ireland)	1,614,638
2,113	LyondellBasell Industries N.V. Class A ADR (Netherlands)	98,085
20,562	Merck & Co., Inc.	1,767,921
2,612	Mosaic Co.	71,699
46,798	Pfizer, Inc.	1,153,571
1,858	PPG Industries, Inc.	181,619
19,281	Procter & Gamble Co.	2,899,284
836	Regeneron Pharmaceuticals, Inc.	544,905
2,106	Vertex Pharmaceuticals, Inc.(a)	896,250
3,650	Zoetis, Inc.	525,928
		25,982,147
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.3%
895	Lululemon Athletica, Inc.(a)	152,633
2,690	Ross Stores, Inc.	427,495
9,187	TJX Companies, Inc.	1,287,466
		1,867,594
	Computer and Electronic Product Manufacturing — 24.5%
13,355	Advanced Micro Devices, Inc.(a)	3,420,483
2,340	Agilent Technologies, Inc.	342,482
47,880	Alphabet, Inc.	13,463,377
38,438	Alphabet, Inc. Class C	10,832,597
1,901	AMETEK, Inc.	384,211
10,048	Amphenol Corp. Class A	1,400,088
4,085	Analog Devices, Inc.	956,421
122,151	Apple, Inc.	33,025,966
8,484	Arista Networks, Inc.(a)	1,337,842
38,715	Broadcom, Inc.	14,310,225
32,596	Cisco Systems, Inc.	2,383,094
5,242	Danaher Corp.	1,129,022
2,497	Dell Technologies, Inc.	404,539
880	First Solar, Inc.(a)	234,907
5,362	Fortinet, Inc.(a)	463,438
2,780	Fortive Corp.	139,945
3,758	GE HealthCare Technologies, Inc.	281,662
1,832	Hologic, Inc.(a)	135,403
7,728	HP, Inc.	213,834
36,026	Intel Corp.(a)	1,440,680
7,665	International Business Machines Corp.	2,356,298
881	Jabil Circuit, Inc.	194,604

The accompanying notes are an integral part of these financial statements.

4

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
1,415	Keysight Technologies, Inc.(a)	$258,888
1,535	L3Harris Technologies, Inc.	443,768
10,419	Lam Research Corp.	1,640,576
4,442	Microchip Technology, Inc.	277,270
9,215	Micron Technology, Inc.	2,062,041
397	Monolithic Power Systems, Inc.	398,985
1,370	Motorola Solutions, Inc.	557,193
1,649	NetApp, Inc.	194,219
1,110	Northrop Grumman Corp.	647,629
200,836	NVIDIA Corp.	40,667,282
2,073	NXP Semiconductors NV ADR (Netherlands)	433,506
3,362	ON Semiconductor Corp.(a)	168,369
3,230	Otis Worldwide Corp.	299,615
5,501	Palto Alto Networks, Inc.(a)(b)	1,211,540
8,876	Qualcomm, Inc.	1,605,668
959	Revvity, Inc.	89,753
883	Roper Technologies, Inc.	393,950
11,019	RTX Corp.	1,966,891
1,753	Seagate Technology Holdings PLC ADR (Ireland)	448,558
1,222	Skyworks Solutions, Inc.	94,974
4,131	Super Micro Computer, Inc.(a)	214,647
389	Teledyne Technologies, Inc.(a)	204,933
1,309	Teradyne, Inc.	237,924
7,485	Texas Instruments, Inc.(b)	1,208,528
3,109	Thermo Fisher Scientific, Inc.	1,764,016
1,957	Trimble, Inc.(a)	156,071
2,040	Veralto Corp.	201,307
491	Waters Corp.(a)	171,654
2,859	Western Digital Corp.	429,450
422	Zebra Technologies Corp. Class A(a)	113,623
		147,413,946
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.0%(†)
4,475	Fiserv, Inc.(a)	298,438
	Construction of Buildings — 0.2%
2,285	D.R. Horton, Inc.	340,648
1,874	Lennar Corp. Class A	231,945
24	NVR, Inc.(a)	173,060
1,628	PulteGroup, Inc.	195,148
		940,801
	Couriers and Messengers — 0.2%
1,788	FedEx Corp.	453,830
6,062	United Parcel Service, Inc. Class B	584,498
		1,038,328

The accompanying notes are an integral part of these financial statements.

5

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Credit Intermediation and Related Activities — 4.2%
4,467	American Express Co.	$1,611,381
56,090	Bank of America Corp.	2,998,011
5,802	Bank of New York Mellon Corp.	626,210
5,260	Capital One Financial Corp.	1,157,147
15,152	Citigroup, Inc.	1,533,837
3,553	Citizens Financial Group, Inc.	180,741
1,862	Coinbase Global, Inc.(a)	640,118
4,302	Fidelity National Information Services, Inc.	268,961
5,451	Fifth Third Bancorp	226,871
1,995	Global Payments, Inc.	155,131
12,932	Huntington Bancshares, Inc.	199,670
22,632	JPMorgan Chase & Co.	7,041,268
7,669	KeyCorp	134,898
1,286	M&T Bank Corp.	236,457
6,797	MasterCard, Inc. Class A	3,751,876
1,575	Northern Trust Corp.	202,655
3,241	PNC Financial Services Group, Inc.	591,645
7,347	Regions Financial Corp.	177,797
2,337	State Street Corp.	270,298
3,064	Synchrony Financial	227,900
10,613	Truist Financial Corp.	473,658
12,809	U.S. Bancorp	597,924
26,368	Wells Fargo & Co.	2,293,225
		25,597,679
	Electrical Equipment, Appliance, and Component Manufacturing — 0.3%
938	A.O. Smith Corp.	61,899
646	Axon Enterprise, Inc.(a)	473,021
4,629	Emerson Electric Co.	646,069
484	Generac Holdings, Inc.(a)	81,322
920	Rockwell Automation, Inc.	338,891
		1,601,202
	Fabricated Metal Product Manufacturing — 0.1%
2,244	Ball Corp.	105,468
1,890	Nucor Corp.	283,595
1,349	Pentair PLC ADR (Ireland)	143,466
1,275	Stanley Black & Decker, Inc.	86,343
		618,872
	Food and Beverage Retailers — 0.1%
5,008	Kroger Co.	318,659
	Food Manufacturing — 0.7%
3,952	Archer-Daniels-Midland Co.	239,214
31,880	Coca-Cola Co.	2,196,532
4,401	General Mills, Inc.(b)	205,131

The accompanying notes are an integral part of these financial statements.

6

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Food Manufacturing — (Continued)
2,400	Hormel Foods Corp.	$51,816
2,213	Kellanova	183,812
1,149	Lamb Weston Holdings, Inc.	70,928
2,080	McCormick & Co, Inc.	133,453
10,650	Mondelez International, Inc.	611,949
1,623	The Campbell’s Company(b)	48,901
1,220	The Hershey Co.	206,948
875	The J.M. Smucker Co.	90,606
7,012	The Kraft Heinz Co.	173,407
2,354	Tyson Foods, Inc. Class A	121,019
		4,333,716
	Food Services and Drinking Places — 0.7%
11,039	Chipotle Mexican Grill, Inc.(a)	349,826
966	Darden Restaurants, Inc.	174,025
3,048	DoorDash, Inc.(a)	775,320
5,869	McDonald’s Corp.	1,751,486
9,357	Starbucks Corp.	756,700
2,287	Yum! Brands, Inc.	316,086
		4,123,443
	Funds, Trusts, and Other Financial Vehicles — 0.1%
1,346	Garmin Ltd. ADR (Switzerland)	287,963
1,810	T. Rowe Price Group, Inc.	185,580
		473,543
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.0%(†)
1,622	Best Buy Co., Inc.	133,231
	Gasoline Stations and Fuel Dealers — 0.4%
15,840	Chevron Corp.	2,498,285
	General Merchandise Retailers — 4.6%
79,880	Amazon.com, Inc.(a)	19,508,294
3,652	Costco Wholesale Corp.	3,328,615
1,812	Dollar General Corp.	178,772
1,601	Dollar Tree, Inc.(a)	158,691
3,761	eBay, Inc.	305,807
3,741	Target Corp.	346,866
36,129	Walmart, Inc.	3,655,532
1,016	Williams-Sonoma, Inc.(b)	197,449
		27,680,026
	Health and Personal Care Retailers — 0.2%
10,443	CVS Health Corp.	816,121
373	Ulta Beauty, Inc.(a)	193,915
		1,010,036

The accompanying notes are an integral part of these financial statements.

7

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Hospitals — 0.1%
1,347	HCA Healthcare, Inc.	$619,189
467	Universal Health Services, Inc. Class B	101,344
		720,533
	Insurance Carriers and Related Activities — 3.1%
3,958	Aflac, Inc.	424,258
2,163	Allstate Corp.	414,258
4,557	American International Group, Inc.	359,821
3,060	Arch Capital Group Ltd. ADR	264,109
2,106	Arthur J. Gallagher & Co.	525,426
418	Assurant, Inc.	88,499
15,093	Berkshire Hathaway, Inc. Class B(a)	7,207,511
2,413	Brown & Brown, Inc.	192,413
3,840	Centene Corp.(a)	135,821
3,053	Chubb Limited ADR (Switzerland)	845,498
2,195	Cigna Corp.	536,480
1,287	Cincinnati Financial Corp.	198,957
1,854	Elevance Health, Inc.	588,089
207	Erie Indemnity Co. Class A(b)	60,576
349	Everest Re Group Ltd. ADR	109,767
666	Globe Life, Inc.	87,586
993	Humana, Inc.	276,243
1,398	Loews Corp.	139,185
4,042	Marsh & McLennan Companies, Inc.	720,082
4,594	MetLife, Inc.	366,693
1,672	Principal Financial Group, Inc.	140,515
4,828	Progressive Corp.	994,568
2,900	Prudential Financial, Inc.	301,600
2,318	The Hartford Insurance Group, Inc.	287,849
1,854	Travelers Companies, Inc.	498,021
7,456	UnitedHealth Group, Inc.	2,546,671
2,467	W.R. Berkley Corp.	175,996
801	Willis Towers Watson PLC ADR (Ireland)	250,793
		18,737,285
	Leather and Allied Product Manufacturing — 0.1%
9,780	NIKE, Inc. Class B	631,690
1,716	Tapestry, Inc.	188,451
		820,141
	Machinery Manufacturing — 1.9%
6,605	Applied Materials, Inc.	1,539,625
8,116	Baker Hughes Co.	392,896
6,584	Carrier Global Corp.	391,682
3,857	Caterpillar, Inc.	2,226,492
1,136	Cummins, Inc.	497,204
2,071	Deere & Co.	956,036

The accompanying notes are an integral part of these financial statements.

8

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — (Continued)
8,729	GE Aerospace	$2,696,824
619	IDEX Corp.	106,134
2,980	Ingersoll Rand, Inc.	227,463
168	Mettler-Toledo International, Inc.(a)	237,937
444	Nordson Corp.	102,986
1,054	Parker Hannifin Corp.	814,563
1,833	Trane Technologies PLC ADR (Ireland)	822,375
2,003	Xylem, Inc.	302,153
		11,314,370
	Management of Companies and Enterprises — 0.5%
14,327	Abbott Laboratories	1,771,104
1,776	Aon PLC ADR (United Kingdom)	605,048
1,154	Bunge Global SA ADR (Switzerland)	109,168
3,720	Norwegian Cruise Line Holdings Ltd. ADR(a)	83,402
4,300	Smurfit WestRock PLC ADR (Ireland)	158,756
		2,727,478
	Merchant Wholesalers, Durable Goods — 0.8%
905	Builders FirstSource, Inc.(a)	105,134
7,325	Copart, Inc.(a)	315,048
9,445	Fastenal Co.	388,662
1,147	Genuine Parts Co.	146,025
846	Henry Schein, Inc.(a)	53,467
439	Hubbell, Inc.	206,330
326	Huntington Ingalls Industries, Inc.	104,979
5,390	Johnson Controls International PLC ADR (Ireland)	616,562
1,088	KLA-Tencor Corp.	1,315,109
260	Lennox International, Inc.	131,300
2,113	LKQ Corp.	67,532
432	Mohawk Industries, Inc.(a)	49,092
267	Pool Corp.	71,305
2,433	TE Connectivity PLC ADR (Ireland)	600,975
365	W.W. Grainger, Inc.	357,335
		4,528,855
	Merchant Wholesalers, Nondurable Goods — 0.6%
1,448	Brown Forman Corp. Class B	39,429
1,966	Cardinal Health, Inc.	375,054
1,599	Cencora, Inc.	540,158
3,941	ConAgra Brands, Inc.	67,746
254	Domino’s Pizza, Inc.	101,209
2,179	Illinois Tool Works, Inc.	531,502
1,027	McKesson Corp.	833,246
3,927	Sysco Corp.	291,698
1,908	The Sherwin Williams Co.	658,145
		3,438,187

The accompanying notes are an integral part of these financial statements.

9

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Mining (except Oil and Gas) — 0.3%
11,818	Freeport-McMoRan Copper & Gold, Inc.	$492,810
498	Martin Marietta Materials, Inc.	305,324
9,038	Newmont Corp.	731,807
1,090	Vulcan Materials Co.	315,555
		1,845,496
	Miscellaneous Manufacturing — 2.0%
4,386	3M Co.	730,269
556	Align Technology, Inc.(a)	76,661
4,230	Baxter International, Inc.	78,128
2,362	Becton, Dickinson & Co.	422,113
12,196	Boston Scientific Corp.(a)	1,228,381
3,227	DexCom, Inc.(a)	187,876
1,130	Dover Corp.	205,050
4,835	Edwards Lifesciences Corp.(a)	398,646
1,928	Estee Lauder Companies, Inc. Class A	186,418
1,098	Hasbro, Inc.	83,788
579	Insulet Corp.(a)	181,233
2,953	Intuitive Surgical, Inc.(a)	1,577,729
19,823	Johnson & Johnson	3,743,970
10,548	Medtronic PLC ADR (Ireland)	956,704
1,206	ResMed, Inc.	297,737
1,214	Solventum Corp.(a)	83,815
809	Steris PLC ADR (Ireland)	190,681
2,833	Stryker Corp.	1,009,228
1,464	Textron, Inc.	118,306
1,645	The Cooper Companys, Inc.(a)	115,002
1,634	Zimmer Biomet Holdings, Inc.	164,315
		12,036,050
	Motion Picture and Sound Recording Industries — 0.6%
3,500	Netflix, Inc.(a)	3,916,010
	Motor Vehicle and Parts Dealers — 0.2%
136	AutoZone, Inc.(a)	499,723
6,982	O’Reilly Automotive, Inc.(a)	659,380
		1,159,103
	National Security and International Affairs — 0.0%(†)
1,059	Leidos Holdings, Inc.	201,708
	Nonmetallic Mineral Product Manufacturing — 0.1%
6,414	Corning, Inc.	571,359
	Oil and Gas Extraction — 1.0%
2,947	APA Corp.(b)	66,749
6,283	Coterra Energy, Inc.	148,656
5,222	Devon Energy Corp.	169,663

The accompanying notes are an integral part of these financial statements.

10

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Oil and Gas Extraction — (Continued)
1,544	Diamondback Energy, Inc.	$221,085
7,023	Dominion Energy, Inc.(b)	412,180
4,493	EOG Resources, Inc.	475,539
5,134	EQT Corp.	275,080
1,961	Expand Energy Corp.	202,591
35,090	Exxon Mobil Corp.	4,012,892
5,910	Occidental Petroleum Corp.	243,492
		6,227,927
	Paper Manufacturing — 0.0%(†)
735	Packaging Corp of America	143,884
	Performing Arts, Spectator Sports, and Related Industries — 0.1%
1,854	Electronic Arts, Inc.	370,911
	Petroleum and Coal Products Manufacturing — 0.4%
10,278	ConocoPhillips	913,303
2,503	Marathon Petroleum Corp.	487,860
3,323	Phillips 66	452,393
2,556	Valero Energy Corp.	433,395
		2,286,951
	Pipeline Transportation — 0.1%
1,772	Targa Resources Corp.	272,959
10,050	Williams Companies, Inc.	581,593
		854,552
	Plastics and Rubber Products Manufacturing — 0.0%(†)
642	Avery Dennison Corp.	112,279
592	West Pharmaceutical Services, Inc.	166,986
		279,265
	Primary Metal Manufacturing — 0.1%
3,314	Howmet Aerospace, Inc.	682,518
1,140	Steel Dynamics, Inc.	178,752
		861,270
	Professional, Scientific, and Technical Services — 4.8%
5,124	Accenture PLC Class A ADR (Ireland)	1,281,512
2,232	AppLovin Corp.(a)	1,422,521
1,081	CDW Corp.	172,279
407	Charles River Laboratories International, Inc.(a)	73,289
4,015	Cognizant Technology Solutions Corp. Class A	292,613
3,204	Eaton Corporation PLC ADR (Ireland)	1,222,518
460	EPAM Systems, Inc.(a)	75,228
1,750	Extra Space Storage, Inc.	233,695
475	F5 Networks, Inc.(a)	120,199
1,141	GoDaddy, Inc.(a)	151,901

The accompanying notes are an integral part of these financial statements.

11

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
658	IDEXX Laboratories, Inc.(a)	$414,218
4,347	International Paper Co.	167,968
3,016	Interpublic Group of Companies, Inc.	77,391
1,398	IQVIA Holdings, Inc.(a)	302,611
600	Jack Henry & Associates, Inc.	89,364
987	Jacobs Solutions, Inc.	153,784
17,851	Meta Platforms, Inc.	11,573,696
2,854	Moderna, Inc.(a)(b)	77,515
1,598	Omnicom Group, Inc.(b)	119,882
13,643	Oracle Corp.	3,582,788
18,722	Palantir Technologies, Inc.(a)	3,753,199
2,668	Paychex, Inc.	312,236
415	Paycom Software, Inc.	77,642
989	PTC, Inc.(a)	196,356
1,715	ServiceNow, Inc.(a)	1,576,565
1,305	Solstice Advanced Materials, Inc.(a)	58,816
1,425	Take-Two Interactive Software, Inc.(a)	365,327
3,669	The Trade Desk, Inc.(a)	184,477
692	VeriSign, Inc.	165,942
1,152	Verisk Analytics, Inc. Class A	252,012
1,779	Workday, Inc.(a)	426,818
		28,974,362
	Publishing Industries — 6.9%
3,495	Adobe, Inc.(a)	1,189,383
1,181	Akamai Technologies, Inc.(a)	88,693
1,763	Autodesk, Inc.(a)	531,262
4,521	Block, Inc.(a)	343,325
2,246	Cadence Design Systems, Inc.(a)	760,698
2,051	CrowdStrike Holdings, Inc.(a)	1,113,714
2,659	Datadog, Inc.(a)	432,912
1,315	Dayforce, Inc.(a)	90,393
195	Fair Isaac Corp.(a)	323,608
4,609	Gen Digital, Inc.	121,493
10,799	Hewlett Packard Enterprise Co.	263,712
2,298	Intuit, Inc.	1,534,030
61,182	Microsoft Corp.	31,680,651
3,099	News Corp. Class A	82,124
915	News Corp. Class B	27,880
7,871	Salesforce, Inc.	2,049,687
1,518	Synopsys, Inc.(a)	688,899
359	Tyler Technologies, Inc.(a)	170,977
		41,493,441

The accompanying notes are an integral part of these financial statements.

12

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Rail Transportation — 0.3%
15,343	CSX Corp.	$552,655
4,883	Union Pacific Corp.	1,076,067
		1,628,722
	Real Estate — 1.2%
1,281	Alexandria Real Estate Equities, Inc.	74,580
3,854	American Tower Corp.	689,789
1,172	AvalonBay Communities, Inc.	203,834
1,213	BXP, Inc.	86,353
876	Camden Property Trust	87,145
2,414	CBRE Group, Inc. Class A(a)	367,966
3,586	Crown Castle, Inc.	323,529
2,638	Digital Realty Trust, Inc.	449,542
2,864	Equity Residential	170,236
531	Essex Property Trust, Inc.	133,690
646	Federal Realty Investment Trust	62,139
5,718	Healthpeak Properties, Inc.	102,638
4,638	Invitation Homes, Inc.	130,560
5,576	Kimco Realty Corp.	115,200
967	Mid-America Apartment Communities, Inc.	123,998
7,637	Prologis, Inc.	947,675
1,300	Public Storage	362,128
7,525	Realty Income Corp.	436,300
1,344	Regency Centers Corp.	92,669
2,685	Simon Property Group, Inc.	471,916
2,483	UDR, Inc.	83,652
3,742	Ventas, Inc.	276,122
8,777	VICI Properties, Inc.	263,222
5,508	Welltower, Inc.	997,168
5,938	Weyerhaeuser Co.	136,574
		7,188,625
	Rental and Leasing Services — 0.1%
530	United Rentals, Inc.	461,725
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.1%
3,788	Apollo Global Management, Inc.	470,886
1,187	Blackrock, Inc.	1,285,296
859	Cboe Global Markets, Inc.	211,005
14,045	Charles Schwab Corp.	1,327,533
2,968	CME Group, Inc.	787,974
5,831	Dow, Inc.	139,069
2,522	Franklin Resources, Inc.	57,023
2,493	Goldman Sachs Group, Inc.	1,967,899
3,666	Interactive Brokers Group, Inc. Class A	257,940
3,672	Invesco Ltd. ADR	87,026

The accompanying notes are an integral part of these financial statements.

13

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
5,647	KKR & Co., Inc.	$668,210
9,987	Morgan Stanley	1,637,868
637	MSCI, Inc. Class A	374,906
3,733	NASDAQ OMX Group, Inc.	319,134
1,458	Raymond James Financial, Inc.	231,341
6,369	Robinhood Markets, Inc.(a)	934,842
2,572	S&P Global, Inc.	1,253,104
6,071	The Blackstone Group, Inc.	890,252
		12,901,308
	Specialty Trade Contractors — 0.1%
371	EMCOR Group, Inc.	250,714
1,227	Quanta Services, Inc.	551,083
		801,797
	Support Activities for Agriculture and Forestry — 0.1%
5,591	Corteva, Inc.	343,511
	Support Activities for Mining — 0.1%
7,015	Halliburton Co.	188,282
12,282	SLB Ltd. ADR	442,889
		631,171
	Support Activities for Transportation — 0.2%
976	C.H. Robinson Worldwide, Inc.	150,294
976	Expedia, Inc.	214,720
1,119	Expeditors International of Washington, Inc.	136,406
630	J.B. Hunt Transport Services, Inc.	106,382
1,848	Norfolk Southern Corp.	523,686
		1,131,488
	Telecommunications — 0.8%
58,854	AT&T, Inc.	1,456,636
804	Equinix, Inc.	680,192
7,865	PayPal Holdings, Inc.(a)	544,809
882	SBA Communications Corp.	168,885
3,978	T-Mobile US, Inc.	835,579
34,705	Verizon Communications, Inc.	1,379,177
		5,065,278
	Transportation Equipment Manufacturing — 2.8%
1,794	Aptiv PLC ADR(a)	145,493
6,225	Boeing Co.(a)	1,251,350
32,177	Ford Motor Co.	422,484
2,076	General Dynamics Corp.	716,012
7,835	General Motors Co.	541,320
5,222	Honeywell International, Inc.	1,051,345
1,693	Lockheed Martin Corp.	832,753

The accompanying notes are an integral part of these financial statements.

14

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Transportation Equipment Manufacturing — (Continued)
4,323	Paccar, Inc.	$425,383
23,101	Tesla, Inc.(a)	10,546,993
466	TransDigm Group, Inc.	609,766
1,406	Wabtec Corp.	287,443
		16,830,342
	Truck Transportation — 0.0%(†)
1,518	Old Dominion Freight Line, Inc.	213,158
	Utilities — 2.2%
5,857	AES Corp.	81,237
2,111	Alliant Energy Corp.	141,057
2,230	Ameren Corp.	227,505
4,402	American Electric Power Co., Inc.	529,385
1,608	American Water Works Co., Inc.	206,515
1,321	Atmos Energy Corp.(b)	226,842
5,375	CenterPoint Energy, Inc.	205,540
2,465	CMS Energy Corp.	181,301
2,971	Consolidated Edison, Inc.	289,405
2,571	Constellation Energy Corp.	969,267
1,711	DTE Energy Co.	231,909
6,398	Duke Energy Corp.	795,271
3,168	Edison International	175,444
3,675	Entergy Corp.	353,131
1,895	Evergy, Inc.(b)	145,555
3,056	Eversource Energy	225,563
8,311	Exelon Corp.	383,303
4,279	FirstEnergy Corp.	196,107
2,244	GE Vernova, Inc.	1,313,054
16,096	Kinder Morgan, Inc.	421,554
16,950	NextEra Energy, Inc.	1,379,730
3,875	NiSource, Inc.	163,176
1,595	NRG Energy, Inc.	274,117
5,180	ONEOK, Inc.	347,060
18,093	PG&E Corp.	288,764
986	Pinnacle West Capital Corp.(b)	87,281
6,089	PPL Corp.(b)	222,370
4,108	Public Service Enterprise Group, Inc.	330,941
5,372	Sempra Energy	493,902
9,054	Southern Co.	851,438
158	Texas Pacific Land Corp.	149,054
2,621	Vistra Corp.	493,534
2,647	WEC Energy Group, Inc.	295,749
4,871	Xcel Energy, Inc.	395,379
		13,071,440

The accompanying notes are an integral part of these financial statements.

15

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Waste Management and Remediation Services — 0.1%
1,673	Republic Services, Inc.	$348,386
	Water Transportation — 0.0%(†)
8,934	Carnival Corp. ADR (Panama)(a)	257,567
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.0%(†)
3,491	CoStar Group, Inc.(a)	240,216
	Wood Product Manufacturing — 0.0%(†)
1,725	Masco Corp.	111,711
	TOTAL COMMON STOCKS (Cost $356,442,767)	$480,168,755
	SHORT TERM INVESTMENTS — 19.9%
	Money Market Funds — 19.9%
16,593,016	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$16,593,016
94,200,691	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	94,200,691
9,240,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	9,240,000
	TOTAL SHORT TERM INVESTMENTS (Cost $120,033,707)	$120,033,707
	TOTAL INVESTMENTS (Cost $476,476,474) — 99.6%(e)	$600,202,462
	Other Assets in Excess of Liabilities — 0.4%	2,463,621
	TOTAL NET ASSETS — 100.0%	$602,666,083

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $148,664,540.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

16

DIREXION HCM TACTICAL ENHANCED US ETF
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Invesco QQQ Trust Series 1	SOFR + 0.6500%	Goldman Sachs	12/10/2025	694,500	$368,205,590	$62,256,043
Total return of Technology Select Sector SPDR Fund	SOFR + 0.6000%	Goldman Sachs	12/10/2025	496,000	114,141,586	32,796,525
Total return of Invesco QQQ Trust Series 1	SOFR + 0.6500%	Barclays	12/22/2025	73,500	43,621,437	2,411,126
					$525,968,613	$97,463,694

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

17

DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9%
	Accommodation — 1.9%
90,017	Airbnb, Inc. Class A(a)	$11,390,751
42,585	Marriott International, Inc. Class C	11,096,799
		22,487,550
	Administrative and Support Services — 2.8%
39,159	Automatic Data Processing, Inc.	10,193,088
2,105	Booking Holdings, Inc.	10,688,643
88,337	Pinduoduo, Inc. ADR (China)(a)	11,914,011
		32,795,742
	Apparel Manufacturing — 0.9%
57,142	Cintas Corp.	10,472,414
	Beverage and Tobacco Product Manufacturing — 3.9%
127,145	Coca-Cola Europacific Partners ADR (United Kingdom)	11,294,290
421,837	Keurig Dr Pepper, Inc.	11,457,093
178,330	Monster Beverage Corp.(a)	11,917,794
80,666	PepsiCo, Inc.	11,784,496
		46,453,673
	Broadcasting and Content Providers — 2.8%
43,558	Charter Communications, Inc.(a)(b)	10,185,603
362,017	Comcast Corp. Class A	10,076,743
591,628	Warner Bros Discovery, Inc.(a)	13,282,049
		33,544,395
	Chemical Manufacturing — 7.1%
40,063	Amgen, Inc.	11,956,001
149,922	AstraZeneca PLC ADR (United Kingdom)	12,353,573
80,250	Biogen, Inc.(a)	12,380,167
100,236	Gilead Sciences, Inc.	12,007,270
23,879	Linde PLC ADR (Ireland)	9,988,586
19,321	Regeneron Pharmaceuticals, Inc.	12,593,428
29,843	Vertex Pharmaceuticals, Inc.(a)	12,700,286
		83,979,311
	Clothing, Clothing Accessories, Shoe, and JewelryRetailers — 2.0%
67,426	Lululemon Athletica, Inc.(a)	11,498,830
78,231	Ross Stores, Inc.	12,432,471
		23,931,301
	Computer and Electronic Product Manufacturing — 21.3%
72,667	Advanced Micro Devices, Inc.(a)	18,611,472
22,448	Alphabet, Inc.	6,312,153
22,399	Alphabet, Inc. Class C	6,312,486
46,615	Analog Devices, Inc.	10,913,970
46,589	Apple, Inc.	12,596,268
33,157	Broadcom, Inc.	12,255,822

The accompanying notes are an integral part of these financial statements.

18

DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
167,663	Cisco Systems, Inc.	$12,257,842
135,800	Fortinet, Inc.(a)	11,737,194
152,665	GE HealthCare Technologies, Inc.	11,442,242
347,603	GlobalFoundries, Inc. ADR(a)(b)	12,374,667
386,617	Intel Corp.(a)	15,460,814
90,109	Lam Research Corp.	14,188,563
175,533	Microchip Technology, Inc.	10,956,770
70,274	Micron Technology, Inc.	15,725,213
64,738	NVIDIA Corp.	13,108,798
51,043	NXP Semiconductors NV ADR (Netherlands)	10,674,112
223,934	ON Semiconductor Corp.(a)	11,214,615
54,934	Palto Alto Networks, Inc.(a)	12,098,664
68,544	Qualcomm, Inc.	12,399,609
22,661	Roper Technologies, Inc.	10,110,205
63,758	Texas Instruments, Inc.	10,294,367
		251,045,846
	Data Processing, Hosting and Related Services — 1.1%
74,598	Shopify, Inc. (Canada)(a)	12,969,608
	Electrical Equipment, Appliance, and Component Manufacturing — 0.9%
14,767	Axon Enterprise, Inc.(a)	10,812,840
	Food Manufacturing — 1.8%
179,510	Mondelez International, Inc.	10,314,645
432,862	The Kraft Heinz Co.	10,704,677
		21,019,322
	Food Services and Drinking Places — 1.9%
43,109	DoorDash, Inc.(a)	10,965,636
135,246	Starbucks Corp.	10,937,344
		21,902,980
	General Merchandise Retailers — 2.9%
49,401	Amazon.com, Inc.(a)	12,064,712
12,023	Costco Wholesale Corp.	10,958,363
4,656	MercadoLibre, Inc.(a)	10,835,723
		33,858,798
	Machinery Manufacturing — 3.3%
60,162	Applied Materials, Inc.	14,023,762
12,270	ASML Holding NV ADR (Netherlands)	12,996,752
241,574	Baker Hughes Co.	11,694,598
		38,715,112
	Management of Companies and Enterprises — 1.2%
80,020	ARM Holdings PLC ADR (United Kingdom)(a)	13,588,996

The accompanying notes are an integral part of these financial statements.

19

DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Durable Goods — 2.9%
249,418	Copart, Inc.(a)	$10,727,468
240,349	Fastenal Co.	9,890,362
10,950	KLA-Tencor Corp.	13,235,703
		33,853,533
	Miscellaneous Manufacturing — 2.0%
169,549	DexCom, Inc.(a)	9,871,143
26,066	Intuitive Surgical, Inc.(a)	13,926,542
		23,797,685
	Motion Picture and Sound Recording Industries — 0.9%
9,322	Netflix, Inc.(a)	10,430,013
	Motor Vehicle and Parts Dealers — 0.9%
110,039	O’Reilly Automotive, Inc.(a)	10,392,083
	Oil and Gas Extraction — 1.0%
81,879	Diamondback Energy, Inc.	11,724,254
	Performing Arts, Spectator Sports, and Related Industries — 1.1%
66,075	Electronic Arts, Inc.	13,218,965
	Professional, Scientific, and Technical Services — 14.0%
17,599	AppLovin Corp.(a)	11,216,371
67,653	Atlassian Corp.(a)	11,461,771
70,930	CDW Corp.	11,304,114
170,844	Cognizant Technology Solutions Corp. Class A	12,451,111
17,426	IDEXX Laboratories, Inc.(a)	10,969,841
154,000	Marvell Technology, Inc.	14,435,960
14,688	Meta Platforms, Inc.	9,522,965
62,709	Palantir Technologies, Inc.(a)	12,571,273
87,967	Paychex, Inc.	10,294,778
13,657	Solstice Advanced Materials, Inc.(a)	615,521
45,589	Take-Two Interactive Software, Inc.(a)	11,687,652
257,160	The Trade Desk, Inc.(a)	12,930,005
46,973	Verisk Analytics, Inc. Class A	10,275,813
48,949	Workday, Inc.(a)	11,743,844
38,868	Zscaler, Inc.(a)	12,870,750
		164,351,769
	Publishing Industries — 9.4%
31,251	Adobe, Inc.(a)	10,635,028
35,446	Autodesk, Inc.(a)	10,681,298
30,632	Cadence Design Systems, Inc.(a)	10,374,752
22,762	CrowdStrike Holdings, Inc.(a)	12,359,993
82,384	Datadog, Inc.(a)	13,412,939
16,629	Intuit, Inc.	11,100,689
22,086	Microsoft Corp.	11,436,352

The accompanying notes are an integral part of these financial statements.

20

DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Publishing Industries — (Continued)
33,176	Strategy, Inc.(a)(b)	$8,941,264
23,076	Synopsys, Inc.(a)	10,472,350
70,376	Thomson Reuters Corp. (Canada)(b)	10,771,750
		110,186,415
	Rail Transportation — 1.1%
346,754	CSX Corp.	12,490,079
	Telecommunications — 1.8%
167,636	PayPal Holdings, Inc.(a)	11,612,146
48,011	T-Mobile US, Inc.	10,084,710
		21,696,856
	Transportation Equipment Manufacturing — 2.9%
54,618	Honeywell International, Inc.	10,996,242
114,980	Paccar, Inc.	11,314,032
26,847	Tesla, Inc.(a)	12,257,266
		34,567,540
	Truck Transportation — 1.0%
81,199	Old Dominion Freight Line, Inc.	11,401,964
	Utilities — 4.3%
106,818	American Electric Power Co., Inc.	12,845,933
34,567	Constellation Energy Corp.	13,031,759
263,445	Exelon Corp.	12,150,083
158,595	Xcel Energy, Inc.	12,873,156
		50,900,931
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.8%
131,296	CoStar Group, Inc.(a)	9,034,478
	TOTAL COMMON STOCKS (Cost $1,134,980,636)	$1,175,624,453
	SHORT TERM INVESTMENTS — 0.9%
	Money Market Funds — 0.9%
10,169,544	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$10,169,544
	TOTAL SHORT TERM INVESTMENTS (Cost $10,169,544)	$10,169,544
	TOTAL INVESTMENTS (Cost $1,145,150,180) — 100.8%	$1,185,793,997
	Liabilities in Excess of Other Assets — (0.8)%	(9,149,411)
	TOTAL NET ASSETS — 100.0%	$1,176,644,586

The accompanying notes are an integral part of these financial statements.

21

DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

22

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion HCM Tactical Enhanced US ETF	Direxion NASDAQ-100® Equal Weighted Index Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$169,503,427	$600,202,462	$1,185,793,997
Receivable for Fund shares sold	—	—	2,010
Deposit at broker for futures contracts	6,134,017	—	—
Dividend and interest receivable	580,726	602,614	201,015
Unrealized appreciation on swap contracts	—	97,463,694	—
Prepaid expenses and other assets	—	5,788	—
Total assets	176,218,170	698,274,558	1,185,997,022
LIABILITIES:
Collateral for securities loaned (Note 2)	—	71,258	8,772,537
Payable for Fund shares redeemed	—	—	20,106
Due to Adviser, net (Note 6)	74,597	289,411	327,133
Due to broker for swap contracts	—	95,150,000	—
Due to broker for futures contracts	1,001,489	—	—
Variation margin payable, net	135,451	—	—
Accrued operating services fees (Note 6)	52,534	—	232,660
Accrued expenses and other liabilities	—	97,806	—
Total liabilities	1,264,071	95,608,475	9,352,436
NET ASSETS	$174,954,099	$602,666,083	$1,176,644,586
Net Assets Consist of:
Capital stock	$168,632,394	$451,449,268	$1,220,223,934
Total distributable earnings	6,321,705	151,216,815	(43,579,348)
Net Assets	$174,954,099	$602,666,083	$1,176,644,586
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$174,954,099	$602,666,083	$1,176,644,586
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	6,000,001	15,050,001	11,350,002
Net assets value, redemption price and offering price per share	$29.16	$40.04	$103.67
Cost of Investments	$169,503,427	$476,476,474	$1,145,150,180
*Value of securities loaned	$—	$6,777,727	$35,053,816

The accompanying notes are an integral part of these financial statements.

23

Direxion Shares ETF Trust
Statements of Operations
For the Year Ended October 31, 2025

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion HCM Tactical Enhanced US ETF	Direxion NASDAQ-100® Equal Weighted Index Shares
INVESTMENT INCOME:
Dividend income	$—	$4,777,903	$12,310,141
Less: Foreign Withholding Tax	—	(1,113)	(58,356)
Interest income	9,301,799	3,993,379	57,275
Securities lending income	—	4,249	76,765
Total investment income	9,301,799	8,774,418	12,385,825
EXPENSES:
Investment advisory fees (Note 6)	1,111,629	4,842,350	3,760,238
Operating services fees (Note 6)	444,753	—	626,717
Management service fees (Note 6)	—	224,330	—
Professional fees	—	37,543	—
Reports to shareholders	—	34,711	—
Fund servicing fees	—	73,159	—
Exchange listing fees	—	7,249	—
Trustees’ fees and expenses	—	9,593	—
Pricing fees	—	4,001	—
Insurance fees	—	6,358	—
Interest expense	—	788,784	—
Other	—	18,798	—
Total expenses	1,556,382	6,046,876	4,386,955
Recoupment of expenses to Adviser (Note 6)	—	53,619	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(8,419)	—
Net Expenses	1,556,382	6,092,076	4,386,955
Net investment income	7,745,417	2,682,342	7,998,870
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(6,008,393)	(33,603,351)
In-kind redemptions	—	7,534,758	142,330,701
Swap contracts	—	(44,406,942)	—
Futures contracts	(5,354,269)	—	—
Net realized gain (loss)	(5,354,269)	(42,880,577)	108,727,350
Change in net unrealized appreciation on:
Investment securities	—	62,821,584	64,712,516
Swap contracts	—	81,893,994	—
Futures contracts	2,802,691	—	—
Change in net unrealized appreciation	2,802,691	144,715,578	64,712,516
Net realized and unrealized gain (loss)	(2,551,578)	101,835,001	173,439,866
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,193,839	$104,517,343	$181,438,736

The accompanying notes are an integral part of these financial statements.

24

Direxion Shares ETF Trust
Statements of Changes in Net Assets

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)		Direxion HCM Tactical Enhanced US ETF		Direxion NASDAQ-100® Equal Weighted Index Shares
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024	2025	2024
OPERATIONS:
Net investment income	$7,745,417	$11,629,435	$2,682,342	$2,656,600	$7,998,870	$10,284,711
Net realized gain (loss)	(5,354,269)	(9,712,531)	(42,880,577)	24,964,254	108,727,350	108,655,866
Change in net unrealized appreciation	2,802,691	6,426,668	144,715,578	76,474,104	64,712,516	96,035,188
Net increase in net assets resulting from operations	5,193,839	8,343,572	104,517,343	104,094,958	181,438,736	214,975,765
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(6,543,941)	(10,293,949)	(11,640,657)	(2,714,750)	(7,885,778)	(10,435,457)
Return of capital	(577,294)	(205,247)	(206,355)	—	—	—
Total distributions	(7,121,235)	(10,499,196)	(11,847,012)	(2,714,750)	(7,885,778)	(10,435,457)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,205,591	42,088,268	151,225,043	590,724,152	788,064,129	1,402,328,534
Cost of shares redeemed	(122,186,474)	(58,271,678)	(29,867,224)	(459,395,497)	(1,063,159,297)	(1,120,157,718)
Transaction fees (Note 4)	27,158	15,863	15,214	137,462	4,394	—
Net increase (decrease) in net assets resulting from capital transactions	(94,953,725)	(16,167,547)	121,373,033	131,466,117	(275,090,774)	282,170,816
Total increase (decrease) in net assets	(96,881,121)	(18,323,171)	214,043,364	232,846,325	(101,537,816)	486,711,124
NET ASSETS:
Beginning of year	271,835,220	290,158,391	388,622,719	155,776,394	1,278,182,402	791,471,278
End of year	$174,954,099	$271,835,220	$602,666,083	$388,622,719	$1,176,644,586	$1,278,182,402
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	9,350,001	9,950,001	11,300,001	6,700,001	14,350,002	11,100,002
Shares sold	950,000	1,450,000	4,650,000	18,350,000	8,350,000	16,200,000
Shares repurchased	(4,300,000)	(2,050,000)	(900,000)	(13,750,000)	(11,350,000)	(12,950,000)
Shares outstanding, end of year	6,000,001	9,350,001	15,050,001	11,300,001	11,350,002	14,350,002

The accompanying notes are an integral part of these financial statements.

25

DIREXION SHARES ETF TRUST
Financial Highlights
October 31, 2025

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
For the Year Ended October 31, 2025	$29.07	$1.00	$0.02	$1.02	$(0.85)	$—	$(0.08)	$(0.93)	$29.16	3.62%	$174,954	0.70%	0.70%	3.48%	0.70%	0.70%	3.48%	0%
For the Year Ended October 31, 2024	29.16	1.24	(0.20)	1.04	(1.11)	—	(0.02)	(1.13)	29.07	3.71%	271,835	0.70%	0.70%	4.33%	0.70%	0.70%	4.33%	0%
For the Year Ended October 31, 2023	29.88	1.15	(0.15)	1.00	(1.68)	—	(0.04)	(1.72)	29.16	3.33%	290,158	0.70%	0.70%	3.84%	0.70%	0.70%	3.84%	0%
For the Year Ended October 31, 2022	32.70	0.01	1.85	1.86	(4.68)	—	—	(4.68)	29.88	6.21%	297,288	0.87%	0.87%	0.03%	0.70%	0.70%	0.20%	0%
For the Year Ended October 31, 2021	23.13	(0.20)	9.77	9.57	—	—	—	—	32.70	41.37%	253,431	0.70%	0.70%	(0.67)%	0.70%	0.70%	(0.67)%	0%
Direxion HCM Tactical Enhanced US ETF
For the Year Ended October 31, 2025	34.39	0.20	6.42	6.62	(0.20)	(0.75)	(0.02)	(0.97)	40.04	19.49%	602,666	1.32%[6]	1.31%	0.58%	1.15%[6]	1.14%	0.75%	36%
For the Year Ended October 31, 2024	23.25	0.28	11.14	11.42	(0.28)	—	—	(0.28)	34.39	49.31%	388,623	1.32%[6]	1.31%	0.90%	1.15%[6]	1.14%	1.07%	191%
For the Period June 22, 2023[8] through October 31, 2023	25.00	0.11	(1.80)	(1.69)	(0.06)	—	—	(0.06)	23.25	−6.77%	155,776	1.20%[6]	2.05%	1.20%	1.15%[6]	2.00%	1.25%	24%
Direxion NASDAQ-100® Equal Weighted Index Shares
For the Year Ended October 31, 2025	89.07	0.60	14.59	15.19	(0.59)	—	—	(0.59)	103.67	17.12%	1,176,645	0.35%	0.35%	0.64%	0.35%	0.35%	0.64%	33%
For the Year Ended October 31, 2024	71.30	0.76	17.79	18.55	(0.78)	—	—	(0.78)	89.07	26.04%	1,278,182	0.35%	0.35%	0.88%	0.35%	0.35%	0.88%	34%
For the Year Ended October 31, 2023	63.90	0.63	7.45	8.08	(0.68)	—	—	(0.68)	71.30	12.66%	791,471	0.35%	0.35%	0.87%	0.35%	0.35%	0.87%	30%
For the Year Ended October 31, 2022	87.33	0.53	(20.59)	(20.06)	(0.50)	(2.87)	—	(3.37)	63.90	−23.78%	699,676	0.35%	0.35%	0.75%	0.35%	0.35%	0.75%	34%
For the Year Ended October 31, 2021	63.03	0.39	24.33	24.72	(0.39)	(0.03)	—	(0.42)	87.33	39.30%	432,264	0.35%	0.35%	0.49%	0.35%	0.35%	0.49%	30%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.
[3]
Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund’s changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures and swaps for the period.

[4]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[5]	For periods less than a year, these ratios are annualized.
[6]	Net expenses include effects of any reimbursement/waiver or recoupment.
[7]
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio.

Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.
[8]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

26

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025
1. ORGANIZATION
The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 118 separate series (each, a “Fund” and together the “Funds”). Three of these Funds are included in this report:

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Direxion HCM Tactical Enhanced US ETF
Direxion NASDAQ-100® Equal Weighted Index Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, “Financial Services-Investment Companies”.
Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) serves as investment adviser to the Funds. Rafferty has registered as a commodity pool operator (“CPO”) and the Direxion Auspice Broad Commodity Strategy ETF (Consolidated) and Direxion HCM Tactical Enhanced US ETF are considered commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, Rafferty is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.
The Funds seek investment results, before fees and expenses, that track the performance of the underlying index as listed below:

Funds	Index or Benchmark
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Auspice Broad Commodity Index
Direxion NASDAQ-100® Equal Weighted Index Shares	NASDAQ-100® Equal Weighted Index

The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) primarily invests in commodity and financial futures contracts directly and/or indirectly through its wholly-owned subsidiary, Direxion BCS Fund Ltd. (“BCS Fund”), in order to track the returns of the Auspice Broad Commodity Index within the limitation of the U.S. federal tax requirements applicable to regulated investment companies.
The Direxion HCM Tactical Enhanced US ETF is actively managed and seeks to provide enhanced returns across multiple market cycles that are broadly correlated to the U.S. equity markets. The Fund uses a proprietary quantitative investment model based on the HCM-BuyLine® developed by the Fund’s subadvisor, Howard Capital Management, Inc. (“Subadviser”), to determine if the Fund’s assets are allocated to U.S. equity securities or to cash and cash equivalents (i.e., money market funds, U.S. government securities and/or similar securities). The Fund will invest in or have exposure to, U.S. equity securities in order to achieve capital appreciation, or will invest in cash or cash equivalents in order to attempt to preserve capital during market downturns. When allocated to U.S. equities, the Fund will seek leveraged exposure of its net assets through investments in derivatives, such as swaps, in order to achieve enhanced returns.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the NYSE Arca (normally at 4:00 p.m. Eastern time (“Valuation Time”), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market

27

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
(“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities and swap contracts are fair valued as determined by Rafferty under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides a valuation that in the judgment of Rafferty does not represent fair value; or d) the Fund or Rafferty believes the market price is stale.
b) Swap Contracts – The Direxion HCM Tactical Enhanced US ETF (“HCM”) may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). HCM enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. HCM does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. HCM’s obligations are accrued daily and offset by any amounts owed to HCM.
In a “long” equity swap agreement, the counterparty will generally agree to pay HCM the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. HCM will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by HCM on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay HCM interest. These swap contracts do not include the delivery of securities by HCM to the counterparty. The net amount of the excess, if any, of the HCM’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by HCM’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by HCM on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.
HCM may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to HCM on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which HCM will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. HCM will typically enter into equity swap agreements to obtain leverage in order to meet its investment objectives.
Accounting Standards Update No. 2013-01, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815, “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.

28

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.
For financial reporting purposes, HCM elects to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities.
In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at October 31, 2025 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.
Description: Swap Contract
Counterparty: Barclays

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion HCM Tactical Enhanced US ETF	$2,411,126	$—	$2,200,000	$211,126	$—	$—	$—	$ —

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

29

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
Description: Swap Contract
Counterparty: Goldman Sachs

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion HCM Tactical Enhanced US ETF	$95,052,568	$—	$92,950,000	$2,102,568	$—	$—	$—	$—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) was invested in futures contracts as of the period ended October 31, 2025.
d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the period ended October 31, 2025.
e)  Basis for Consolidation – The Direxion Auspice Broad Commodity Strategy ETF may invest up to 25% of its total assets in the BCS Fund. The BCS Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion Auspice Broad Commodity Strategy ETF. The BCS Fund acts as an investment vehicle to facilitate entering into certain investments for the Direxion Auspice Broad Commodity Strategy ETF consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information and within the limitation of the U.S. federal tax requirements applicable to regulated investment companies. As of October 31, 2025, the net assets of the Direxion Auspice Broad Commodity Strategy ETF were $174,954,099 of which $35,679,710, or approximately 20.4%, represented the Direxion Auspice Broad Commodity Strategy ETF’s ownership of all issued shares and voting rights of the BCS Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.
f) Risks of Investing Commodity-Linked Derivatives – The Direxion Auspice Broad Commodity Strategy ETF, through its investment in its respective subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in

30

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. The Direxion Auspice Broad Commodity Strategy ETF held commodity-linked derivatives during the period ended October 31, 2025.
g) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.
h) Securities Lending – Each Fund may lend up to 33 1∕3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to borrower and net of fees paid to the lending agent. The amount of fees depends on a number of factors including the security type and the length of the loan. In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. No more than 99% of the value of any security may be on loan at any time.
As of October 31, 2025, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished, if required.
As of October 31, 2025, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion HCM Tactical Enhanced US ETF	$6,777,727	$71,258	$6,843,241	$6,914,499
Direxion NASDAQ-100® Equal Weighted Index Shares	35,053,816	8,772,537	27,082,213	35,854,750

i) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.
The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. No Funds paid this excise tax during the period ended October 31, 2025.

31

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
j) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.
The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective average daily net assets. For additional discussion on expenses, refer to Note 6.
k) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions paid during the periods ended October 31, 2025 and October 31, 2024 are presented in the following table. The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Year Ended October 31, 2025			Year Ended October 31, 2024
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$6,543,941	$ —	$577,294	$10,293,949	$ —	$205,247
Direxion HCM Tactical Enhanced US ETF	11,640,657	—	206,355	2,714,750	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	7,885,778	—	—	10,435,457	—	—

At October 31, 2025, the components of accumulated earnings/(losses) on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$6,324,163	$ —	$ —	$(2,458)	$6,321,705
Direxion HCM Tactical Enhanced US ETF	178,091,589	—	—	(26,874,774)	151,216,815
Direxion NASDAQ-100® Equal Weighted Index Shares	19,233,291	240,941	—	(63,053,580)	(43,579,348)

[1]	Other Accumulated Earnings (Losses) consist of capital loss carryover and organizational costs.

32

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
At October 31, 2025, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$169,503,427	$6,324,163	$—	$6,324,163
Direxion HCM Tactical Enhanced US ETF	519,574,567	231,232,318	(53,140,729)	178,091,589
Direxion NASDAQ-100® Equal Weighted Index Shares	1,166,560,706	171,150,049	(151,916,758)	19,233,291

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts (“REITs”).
On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for total distributable earnings and capital stock under GAAP and tax reporting:

Funds	Total Distributable Earnings (Loss)	Capital Stock
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$4,153,143	$(4,153,143)
Direxion HCM Tactical Enhanced US ETF	(6,339,293)	6,339,293
Direxion NASDAQ-100® Equal Weighted Index Shares	(124,141,787)	124,141,787

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2025, the permanent differences primarily relate to tax treatment of redemptions in-kind, income earned from consolidated entities and the utilization of earnings and profits distributed to shareholders on redemption of shares.
In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer to their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2025.
At October 31, 2025, no Funds deferred, on a tax basis, qualified late year losses.
Under current law, each Fund may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.
At October 31, 2025, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$ —	$—	$—
Direxion HCM Tactical Enhanced US ETF	—	(25,723,396)	(1,151,378)
Direxion NASDAQ-100® Equal Weighted Index Shares	—	(7,108,874)	(55,944,706)

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are

33

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
those years that are open for examination by the relevant income taxing authority. As of October 31, 2025, open U.S. Federal and state income tax years include the tax years ended October 31, 2022 through October 31, 2025. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The number of shares in a Creation Unit for each respective Fund is as follows:

Funds	Number of shares per Creation Unit
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	50,000 shares
Direxion HCM Tactical Enhanced US ETF	25,000 shares
Direxion NASDAQ-100® Equal Weighted Index Shares	50,000 shares

Creation Units of the Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.
Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets and any amount receivable as of October 31, 2025, is included in Receivable for Fund shares sold on the Statements of Assets and Liabilities.
5. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the period ended October 31, 2025. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$—	$—
Direxion HCM Tactical Enhanced US ETF	138,789,055	132,974,227	120,195,481	21,217,651
Direxion NASDAQ-100® Equal Weighted Index Shares	412,403,556	434,382,791	788,018,237	1,041,158,739

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended October 31, 2025.

34

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
6. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between each Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser an investment advisory fees at an annual rate based on its average daily net assets. These rates are as follows:

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.50%
Direxion HCM Tactical Enhanced US ETF	1.05%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.30%

Additionally, the Trust has entered into a Management Services Agreement with Rafferty. Under the Management Services Agreement, the Trust pays Rafferty management service fees of 0.05% on the first $25,000,000,000 of the Trust’s daily net assets, 0.0475% on the next $25,000,000,000 of net assets and 0.045% on net assets in excess of $50,000,000,000. This fee compensates Rafferty for performing certain management, administration and compliance functions related to the Trust.
Direxion HCM Tactical Enhanced US ETF is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Fund’s operating expenses to the extent that they exceed the following rate multiplied by the Fund’s average daily net assets at least until September 1, 2026. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

Direxion HCM Tactical Enhanced US ETF	1.15%

The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
			October 31, 2026	October 31, 2027	October 31, 2028
Direxion HCM Tactical Enhanced US ETF	$53,619	$8,419	$401,720	$ —	$8,419	$410,139

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of October 31, 2025, is presented on the Statement of Assets and Liabilities as Due from (to) Adviser, net.
The below Funds have entered into an Operating Services Agreement. Under the Operating Services Agreement, Rafferty will pay all the expenses (with certain exceptions such as management fees, Rule 12b-1 fees and swap financing and related costs) of the Funds in exchange for a fee calculated based on the following rates multiplied by the respective average daily net assets of each Fund.

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.20%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.05%

The Adviser and Subadviser have entered into a sub-advisory agreement effective through September 1, 2025. Under the sub-advisory agreement, the Adviser pays the Subadviser out of its investment advisory fees.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

35

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
7. FAIR VALUE MEASUREMENTS
The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities, in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments at October 31, 2025:

	Asset Class
	Level 1			Level 2
Funds	Common Stocks	Short Term Investments	Futures Contracts*	Total Return Swap Contracts*
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$169,503,427	$6,324,163	$—
Direxion HCM Tactical Enhanced US ETF	480,168,755	120,033,707	—	97,463,694
Direxion NASDAQ-100® Equal Weighted Index Shares	1,175,624,453	10,169,544	—	—

For further detail on each asset class, see each Fund’s Schedule of Investments.
*	Futures contracts and total return swap contracts are valued at the unrealized appreciation/(depreciation).
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
There were no Level 3 securities held by the Funds or any transfers between levels during the period ended October 31, 2025.
8. VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

36

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2025, certain Funds were invested in futures contracts. At October 31, 2025, the fair values of derivative instruments, by primary risk, were as follows:
Swap Contracts

	Asset Derivatives[1]
Fund	Equity Risk	Total
Direxion HCM Tactical Enhanced US ETF	$97,463,694	$97,463,694

Futures Contracts*

Fund	Commodity Risk	Total
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$6,324,163	$6,324,163

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.
*	Cumulative appreciation(depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported in the Statements of Assets and Liabilities.
Transactions in derivative instruments during the period ended October 31, 2025, by primary risk, were as follows:

Funds		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
		Equity Risk	Commodity Risk	Equity Risk	Commodity Risk
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Futures Contracts	$—	$(5,354,269)	$—	$2,802,691
Direxion HCM Tactical Enhanced US ETF	Swap Contracts	(44,406,942)	—	81,893,994	—

[1]	Statements of Operations location: Net realized gain (loss) on swap and futures contracts.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap and futures contracts.
For the period ended October 31, 2025, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Futures Contracts	Long Total Return Swap Contracts
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$108,112,987	$—
Direxion HCM Tactical Enhanced US ETF	—	380,720,207
Direxion NASDAQ-100® Equal Weighted Index Shares	—	—

The Funds utilize this volume of derivatives in order to meet the investment objectives of each respective Fund.
9. PRINCIPAL RISKS
Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.
Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or

37

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.
Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.
In addition, the Fund’s investments in derivatives are subject to the following risks:
•
Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

•
Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. Futures contracts are also subject to leverage risk.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

38

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
10. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
In this reporting period, the Trust adopted Financial Accounting Standards Board ASU 2023-07, Segment Reporting (Topic 280). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of the Direxion Shares ETF Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal investment strategies as described in its prospectus and executed by the Adviser. The financial information provided to and reviewed by the CPDM is consistent with that presented in the Trust’s financial statements.
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures. Adoption of the new standard impacted financial statements disclosures only and did not affect any Fund’s financial position or the results of its operations.
11. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
On December 22, 2025, certain Funds declared income distributions with an ex-date of December 23, 2025 and payable date of December 31, 2025. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$0.11564
Direxion HCM Tactical Enhanced US ETF	0.00868
Direxion NASDAQ-100® Equal Weighted Index Shares	0.18128

39

DIREXION SHARES ETF TRUST
Report of Independent Registered Public Accounting Firm
To the Shareholders of Direxion Auspice Broad Commodity Strategy ETF (Consolidated), Direxion HCM Tactical Enhanced US ETF, Direxion NASDAQ-100® Equal Weighted Index Shares and the Board of Trustees of Direxion Shares ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Direxion Auspice Broad Commodity Strategy ETF (Consolidated), Direxion HCM Tactical Enhanced US ETF and Direxion NASDAQ-100® Equal Weighted Index Shares (collectively referred to as the “Funds”) (three of the funds constituting Direxion Shares ETF Trust (the “Trust”)), including the schedules of investments, as of October 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting Direxion Shares ETF Trust) at October 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual Fund Constituting the Direxion Shares ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Direxion Auspice Broad Commodity Strategy ETF (Consolidated) Direxion NASDAQ-100® Equal Weighted Index Shares	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the five years in the period ended October 31, 2025
Direxion HCM Tactical Enhanced US ETF	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the two years in the period ended October 31, 2025 and the period from June 22, 2023 (commencement of operations) through October 31, 2023

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.
Minneapolis, Minnesota
December 23, 2025

40

DIREXION SHARES ETF TRUST
ADDITIONAL INFORMATION (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website www.direxion.com.
FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualified interest income rate (“QII”), and the qualified short-term gain rate (“QSTG”), for the year ended October 31, 2025, is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.00%	0.00%	0.00%	0.00%
Direxion HCM Tactical Enhanced ETF	29.23%	29.23%	0.00%	74.83%
Direxion NASDAQ-100® Equal Weighted Index Shares	100.00%	100.00%	0.00%	0.00%

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2025. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
DISCLOSURE OF PORTFOLIO HOLDINGS
Each Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling 1-800-850-0511. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-800-850-0511, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.direxion.com. Information on how the Funds voted proxies related to portfolio securities during the period ended October 31, 2025, is available without charge, upon request, by calling 1-800-850-0511 or by accessing the website of the SEC.

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DIREXION SHARES ETF TRUST
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $225,000 annual retainer (paid in monthly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees fees and expenses”.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust (the “ETF Trust”) annually considers the renewal of the Investment Advisory Agreement (the “Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the ETF Trust, on behalf of the Direxion Auspice Broad Commodity Strategy ETF, including its wholly owned subsidiary, the Direxion BCS Fund, Ltd., and the Direxion NASDAQ-100® Equal Weighted Index Shares, each a series of the ETF Trust. Each series of the ETF Trust listed above is referred to herein as a “Fund” and collectively as the “Funds.”
At a meeting held on August 20, 2025, the Board, including those members of the Board (“Trustees”) who are not “interested persons” of the ETF Trust as defined in the 1940 Act (the “Independent Trustees”), approved the renewal of the Agreement on behalf of the Funds. The Independent Trustees had previously considered information pertaining to the renewal of the Agreement outside the presence of the Adviser’s representatives and Fund management in executive sessions held on August 6, and August 20, 2025. The Board, including the Independent Trustees, determined that the terms of the Agreement for each Fund were fair and reasonable and that the renewal of the Agreement would be in the best interests of each Fund’s shareholders.
In considering whether to renew the Agreement, the Board requested, and the Adviser provided, information that the Board and Adviser reasonably believed to be necessary to evaluate the Agreement. Among other information, the Board obtained and reviewed the following about each Fund:
•	Information regarding the advisory services provided by the Adviser to the Fund;
•	Information about the professional qualifications of the Adviser’s management team and those employees primarily responsible for providing investment advisory services to the Fund;
•	Information regarding the Fund’s contractual advisory fee rate for the prior year;
•
Information regarding advisory fees earned, and reimbursements and waivers made, by the Adviser in connection with providing services to the Fund for the prior year, given the expense cap provided by the Adviser under the Operating Services Agreement;

•
Information regarding the services provided by, and the fees paid by the Fund to, the Adviser under the Management Services Agreement for the prior year as separate and distinct from the fees paid and the services provided under the Agreement;

•	Fund performance information, including the Fund’s tracking error relative to its underlying index both on a statistical and model basis;
•
Comparative industry fee data, including a comparison of the Fund to other funds that have a similar asset size, investment objective and, if applicable, industry focus (each, a “Peer Fund” and collectively, its “Peer Group”);

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DIREXION SHARES ETF TRUST
FORM N-CSR ITEMS (Unaudited)(Continued)
•
Information regarding the consolidated financial condition and profitability of the Fund to the Adviser, including the extent to which economies of scale are shared with the Fund through reimbursements and waivers, including the Operating Services Agreement; and

•	Information regarding how the Adviser monitors the Fund’s compliance with regulatory requirements and Trust procedures.
With respect to each Fund, the Board considered that it had also received information relevant to its consideration quarterly and, most recently, throughout the past year at executive sessions and Board meetings in connection with its routine oversight of the Fund, including information bearing on the Fund’s performance. In this regard, the Trustees considered that they receive at least quarterly reports on each Fund’s performance and information bearing on the Adviser’s and Fund’s regulatory compliance. The Board received a memorandum from legal counsel regarding its responsibilities with respect to the proposed renewal of the Agreement and participated in a question-and-answer session with representatives of the Adviser. The Board carefully evaluated the relevant information, and the Independent Trustees were advised by independent legal counsel with respect to their deliberations.
For each Fund, the Board considered, among other matters, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance; (3) the profit earned or loss experienced by the Adviser in connection with its provision of advisory services to the Fund; (4) the extent to which economies of scale might be realized as the Fund grows and to which the advisory fee rate and/or net expense ratio reflects these economies of scale for the benefit of the Fund’s shareholders; (5) how the Agreement compares in terms of services and fees with the advisory arrangements of Peer Funds; and (6) other benefits derived or anticipated to be derived and identified by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was determinative to its renewal of the Agreement, and each Trustee may have afforded different weight to different factors.
Nature, Extent and Quality of Services Provided. The Board reviewed, among other things, the Adviser’s business, assets under management, financial resources and capitalization, quality and quantity of personnel, experience, the variety and complexity of its investment strategies, brokerage practices, the adequacy of its risk and compliance systems and processes, and its reinvestment in each of these areas of the business. The Board reviewed the scope of services to be provided by the Adviser to each Fund under the Agreement and considered there would be no significant differences between the scope of services provided during the past year and those to be provided in the upcoming year. The Board also considered the Adviser’s representation that it would continue to provide services to each Fund that are of materially the same quality as the services that have been provided to the Fund in the past, and it considered the appropriate scope of the services in light of the relevant Fund’s operations and the evolving competitive and regulatory landscape.
For each Fund, the Board considered the quality of the Adviser’s personnel, operations, systems and processes required to manage the Fund effectively. The Board considered that the Adviser’s systems and processes have been consistently enhanced over time and may not be present at other investment advisers. The Board also considered the Adviser’s augmentation of its staff over time, including in key management, legal, and technology roles. In addition, the Board considered, as applicable: (1) the Adviser’s success in achieving the Fund’s investment objective, including its ability to adapt to changes in the level of assets under management; (2) the techniques the Adviser has developed and uses in managing the Fund, such as index optimization and representative sampling strategies as well as the extent to which the Fund requires the Adviser to negotiate and enter into specialized agreements and hone skills for trading and monitoring complex financial instruments; (3) the size, professional experience and skills of the Adviser’s portfolio management, trading, risk, compliance, and legal staff, as well as the Adviser’s ability to recruit, train, and retain personnel with the experience and expertise necessary to operate the Fund; (4) information regarding the Adviser’s management, including risk management, of derivatives trading on behalf of the Fund, if any, including the selection of swap counterparties and the negotiation of favorable derivatives contract terms; (5) the ability of the Adviser to manage the Fund in a tax efficient manner; and (6) the Adviser’s adherence to its and the Trust’s compliance policies and procedures. The Board considered that the Adviser oversees all aspects of the operation of each Fund.
Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate charged to each Fund by the Adviser in light of the investment advisory services provided by the Adviser. In this regard, the Board considered the investment advisory fee rate payable to the Adviser by each Fund

43

DIREXION SHARES ETF TRUST
FORM N-CSR ITEMS (Unaudited)(Continued)
in light of fee rates paid by other registered investment companies offering strategies similar in nature to the Fund. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare each Fund’s contractual advisory fee rates and gross and net expense ratios with those of Peer Funds.
The Board considered that the Peer Group reports included the contractual advisory fee rate and net and gross expense ratios for each Fund and each Peer Fund. More specifically, the Board considered that the Direxion NASDAQ-100® Equal Weighted Index Shares had an advisory fee rate that was below each of the median and average of its Peer Group and a net expense ratio that was below each of the median and average of its Peer Group for the 12-month period ended June 30, 2025. The Board considered that the Direxion Auspice Broad Commodity Strategy ETF had an advisory fee rate that was below each of the median and average of its Peer Group and a net expense ratio that was above each of the median and average of its Peer Group for the 12-month period ended June 30, 2025. The Board considered that the Adviser had agreed to limit the total expenses of each Fund (subject to certain exclusions) for the next year by contractually agreeing to pay certain expenses of the Fund under the Operating Services Agreement.
Performance of the Funds. In evaluating the performance of each Fund, the Board considered reports provided to it in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board considered the extent to which each Fund tracked its underlying index. The Board considered that, given the investment objectives of each Fund, such tracking error provided a more meaningful indicia of the quality of the Adviser’s services than a Fund’s total return. Thus, to evaluate each Fund’s tracking of its underlying index, the Trustees reviewed two measures of tracking error – namely, the correlation of each Fund’s returns to model performance returns (“Tracking Difference”), and the standard deviation of the daily Tracking Differences (“Statistical Tracking Error”) for each of the last two years. They also reviewed a qualitative tracking error analysis provided by the Adviser. The Board considered that each Fund’s Tracking Difference and Statistical Tracking Error were generally within expected ranges.
The Board considered that, for each Fund, the same Peer Group was used to evaluate both performance and the advisory fees paid by the Fund. After reviewing the performance of the Funds, the Board concluded that the performance of each Fund was satisfactory.
Costs of Services Provided to the Funds and Profits Realized by the Adviser. The Board reviewed information about and considered the profitability of each Fund to the Adviser based on the effective advisory fee rate paid under the Agreement, given expense limits under the Operating Services Agreement, and the overall profitability of the Adviser, as reflected in the Adviser’s profitability analysis. In reviewing these materials, the Board considered information provided by the Adviser concerning the methodology it uses to determine its expenses applicable to each Fund. The Board considered that the Adviser had recently reviewed and refined its expense allocation methodology.
In order to assess the reasonableness of the profitability of each Fund to the Adviser, the Board considered the significant drivers of cost for the Adviser including, but not limited to, its acceptance of entrepreneurial risk, its expenditure of intellectual capital, its dedication of personnel resources to daily portfolio management activities (such as creation and redemption activity and the rebalancing of the Funds), regulatory compliance, and risk mitigation. Further, the Board considered that the assets under management in the Funds and the Adviser’s annual profitability may be more variable than the assets under management and profitability of other advisers in light of other advisers having more diversified financial services businesses lines.
Economies of Scale. The Board considered the Adviser’s advisory fee rate schedule for each Fund as set forth in the Agreement. The Board considered the asset levels of each Fund and the fact that the size of each Fund is relatively low and assets may fluctuate significantly, and that these facts make economies of scale elusive.
Other Benefits. The Board considered indirect and “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds. In this regard, the Board considered that each Fund pays a fee to the Adviser under the Management Services Agreement, and such payment is a fall-out benefit. The Board also considered that the Adviser may leverage its personnel and infrastructure to manage other accounts and may leverage its relationships in the financial services industry, which are partially a function of its activities on behalf of the Funds, to build relationships in the industry for itself and its affiliates, which may benefit business lines that are not related to the Funds.

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DIREXION SHARES ETF TRUST
FORM N-CSR ITEMS (Unaudited)(Continued)
Conclusion. Based on, but not limited to, the above considerations, the Board, including the Independent Trustees, determined that the Agreement is fair and reasonable to each Fund in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Adviser’s expenses and profitability, the ability of various Funds to share in potential economies of scale, and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreement was in the best interests of each Fund and its shareholders. On this basis, the Board voted in favor of the renewal of the Agreement with respect to each Fund.

45

DIREXION SHARES ETF TRUST
FORM N-CSR ITEMS (Unaudited)(Continued)
Investment Advisory and Subadvisory Agreements Approvals
Consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust (the “ETF Trust”) annually considers the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the Trust and the Subadvisory Agreement between the Adviser and Howard Capital Management, Inc. (the “Subadviser”) (the “Subadvisory Agreement” and collectively with the Advisory Agreement, the “Agreements”) on behalf of the Direxion HCM Tactical Enhanced US ETF (the “Fund”), a series of the Trust.
At a meeting held on August 20, 2025, the Board, including those members of the Board (“Trustees”) who are not “interested persons” of the ETF Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the renewal of the Advisory Agreement between the ETF Trust and the Adviser and the Subadvisory Agreement between the Adviser and Subadviser, on behalf of the Fund. The Independent Trustees had previously considered information pertaining to the renewal of the Agreements outside the presence of representatives of the Adviser and Subadviser in executive sessions held on August 6 and August 20, 2025. The Board, including the Independent Trustees, determined that the terms of the Agreements for the Fund were fair and reasonable and that the renewal of the Agreements would be in the best interests of the Fund’s shareholders.
In considering whether to renew the Agreements, the Board requested, and the Adviser and Subadviser provided, information that the Board, Adviser, and Subadviser reasonably believed to be necessary to evaluate the Agreements. Among other information, the Board obtained and reviewed the following:
•	Information regarding the advisory services provided by the Adviser and Subadviser to the Fund;
•
The Fund’s investment objective, which requires rebalancing the Fund’s net assets as frequently as daily and utilizing complex financial instruments that are not typical of traditional index-tracking exchange-traded funds (“ETFs”);

•
The level of attention and services required by the Adviser and Subadviser due to the investment objective and principal investment strategies, which can result in frequent and large trading activity on behalf of the Fund;

•	Information about the professional qualifications of the Adviser’s and Subadviser’s management team and of those employees primarily responsible for providing investment advisory services to the Fund;
•	Information regarding the Fund’s contractual advisory fee rate for the prior year;
•
Information regarding advisory fees earned by the Adviser and Subadviser in connection with providing services to the Fund for the prior year, including reimbursements and waivers made by the Adviser under the Operating Expense Limitation Agreement (the “Expense Cap Agreement”), if any;

•
Information regarding the services provided by and the fees paid by the Fund to the Adviser under the Management Services Agreement for the prior year as separate and distinct from the fees paid and the services provided under the Agreements;

•	Fund performance information, including relative to a benchmark index;
•
Comparative industry fee and performance data, including a comparison of the Fund to other funds that have a similar asset size, investment objective and principal strategy (each, a “Peer Fund,” and collectively, its “Peer Group”);

•
Information regarding the consolidated financial condition and profitability of the Fund to both the Adviser and Subadviser, including the extent to which economies of scale are shared with the Fund through the Expense Cap Agreement; and

•	Information regarding how the Adviser monitors the Subadviser’s and Fund’s compliance with regulatory requirements and the Adviser’s and ETF Trust’s policies and procedures.
The Board considered that it had also received information relevant to its consideration quarterly and, most recently, throughout the past year at executive sessions and Board meetings in connection with its routine oversight of the Fund. In this regard, the Trustees considered that they receive at least quarterly reports on the Fund’s performance and information bearing on the Adviser’s, Subadviser’s and Fund’s regulatory compliance. The Board received a

46

DIREXION SHARES ETF TRUST
FORM N-CSR ITEMS (Unaudited)(Continued)
memorandum from counsel regarding the responsibilities of the Board with respect to the renewal of the Agreements and participated in a question-and-answer session with representatives of the Adviser. The Board considered the Subadviser’s annual presentation to the Board, at which the Trustees meet with the Subadviser’s principal and portfolio manager. The Board carefully evaluated the relevant information, and the Independent Trustees were advised by independent legal counsel with respect to their deliberations.
The Board considered, among others, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided by the Adviser and Subadviser; (2) the investment performance of the Fund; (3) the profit earned or loss experienced by each of the Adviser and the Subadviser in connection with its provision of advisory services to the Fund; (4) the extent to which economies of scale might be realized as the Fund grows and to which the advisory and subadvisory fee rates and/or net expense ratio reflect any economies of scale for the benefit of the Fund’s shareholders; (5) how the Agreements compare in terms of services and fees with the advisory arrangements of Peer Funds, and how the Subadvisory Agreement compares in terms of services and fees with the advisory arrangements between the Subadviser and its other clients (such as other institutional investors), if any; and (6) other benefits derived or that may be derived and identified by each of the Adviser and Subadviser from its relationship with the Fund. The Board did not identify any particular information that was determinative to its rewewal of the Agreements, and each Trustee may have afforded different weight to the various factors.
Nature, Extent and Quality of Services Provided. The Board reviewed, among other things, the Adviser’s and the Subadviser’s business, assets under management, financial resources and capitalization. The Board also considered the experience, quality and quantity of personnel, the complexity of the Fund’s investment strategy, relevant brokerage practices, and the adequacy of the Adviser’s and Subadviser’s risk and compliance systems and processes, noting the enhancements made to the Adviser’s systems and processes over time.
The Board reviewed the scope of services provided by the Adviser and Subadviser to the Fund under the Agreements and considered that there would be no significant differences between the scope of services provided by the Adviser and the Subadviser during the past year and those to be provided in the upcoming year. The Board also considered the Adviser’s and Subadviser’s representations that they would continue to provide services to the Fund that are of materially the same quality as the services that have been provided to the Fund in the past, and it considered the appropriate scope of the services in light of the Fund’s operations and the evolving competitive and regulatory landscape.
The Board considered the quality of the Adviser’s and Subadviser’s personnel, operations, systems and processes required to manage the Fund effectively. The Board considered that the Adviser’s systems and processes have been consistently enhanced over time and may not be present at other investment advisers. The Board also considered the Adviser’s augmentation of its staff over time, including in key management, legal, and technology roles. In addition, the Board considered, as applicable: (1) the Adviser’s and Subadviser’s success in achieving the Fund’s investment objective, including their ability to adapt to changes in the level of assets under management and through investment signals provided by the Subadviser; (2) the techniques the Adviser has developed and uses in managing the Fund, such as the extent to which the Fund requires the Adviser to negotiate and enter into specialized agreements and hone skills for trading and monitoring complex financial instruments; (3) the size and experience of the compliance and portfolio management staff of the Adviser and Subadviser; (4) information regarding the Adviser’s management, including risk management, of derivatives trading on behalf of the Fund, including the selection of swap counterparties and the negotiation of favorable derivatives contract terms; (5) the Adviser’s ability to manage the Fund in a tax efficient manner; and (6) the Adviser’s and Subadviser’s adherence to their respective compliance policies and procedures and to the Trust’s compliance policies and procedures.
In considering the nature, extent and quality of the services to be provided under the Subadvisory Agreement by the Subadviser, the Board noted that such services include, but are not limited to, the following: (1) providing the Adviser with the relevant trading signals consistent with the Fund’s investment strategy; (2) adhering to the Fund’s compliance policies and procedures; and (3) maintaining required books and records related to the Fund.
The Board considered that the Adviser oversees all aspects of the operation of the Fund, including the Subadviser. With regard to compliance services in particular, the Board observed that it annually considers each of the Adviser’s and

47

DIREXION SHARES ETF TRUST
FORM N-CSR ITEMS (Unaudited)(Continued)
Subadviser’s compliance programs as it pertains to the Fund. In addition, the Board considered that the Adviser conducts quarterly compliance reviews of the Subadviser, has regular contact with the Subadviser, and monitors daily the Fund’s holdings.
Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate charged to the Fund by the Adviser and the subadvisory fee rate payable to the Subadviser by the Adviser in light of the investment advisory services provided by them. The Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare the Fund’s contractual advisory fee rates, expense cap, and gross and net expense ratios with those of Peer Funds. The Board considered that the Fund’s net expense ratio and contractual advisory fee rate were each above the median and average of its Peer Group during the 12-month period ended June 30, 2025. The Board considered that the Fund’s Peer Group includes index funds, which do not require the same level of oversight and monitoring of their portfolios as the Fund, given its active strategy.
Performance of the Fund. The Board considered the performance information for the Fund and compared it to the returns of funds included in the Peer Group. The Board considered performance reports provided to it in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board evaluated the performance of the Fund relative to: (1) returns of its benchmark indices for the one-month, three-month, year-to-date, and one-year periods ended June 30, 2025; and (2) returns of the Peer Group for the one-year and since inception periods ended June 30, 2025. The Board considered that the Fund underperformed its benchmark indices for the three-month, year-to-date and one-year periods, but outperformed its benchmark indices for the one-month period ended June 30, 2025. The Board considered that the Fund underperformed many of its Peer Funds for the one-year and since inception periods ended June 30, 2025. The Board also considered information from the Adviser and Subadviser regarding the reasons for the relative underperformance, including that the Subadviser’s model resulted in the Fund’s portfolio lagging the broader equity market due to severe market volatility that made it difficult for Subadviser’s trend-following model to identify trends. The Board also considered the Fund’s relatively short history of operation. After reviewing the performance of the Fund, the Board concluded that the performance of the Fund was satisfactory.
Costs of Services Provided to the Fund and Profits Realized by the Adviser and Subadviser. The Board reviewed information about and considered the profitability of the Fund to the Adviser and Subadviser based on the effective advisory fee rates payable under the Agreements, given the Expense Cap Agreement. The Board considered information regarding the Adviser’s and Subadviser’s profit margins as reflected in profitability analyses, as well as information provided by the Adviser concerning the methodology it uses to determine its expenses applicable to the Fund, noting that the Adviser had recently reviewed and refined its expense allocation methodology. In order to assess the reasonableness of the profitability of the Fund to the Adviser and Subadviser, the Board considered the significant drivers of cost for them, including, but not limited to, the acceptance of entrepreneurial risk, the expenditure of intellectual capital, the dedication of personnel resources to daily portfolio management activities (such as creation and redemption activity and the frequent rebalancing of the Fund), regulatory compliance and risk mitigation. Based on its review, the Board concluded that the profitability of the Fund to the Adviser and Subadviser was, in each case, reasonable in light of the services provided to the Fund.
Economies of Scale. The Board considered the Adviser’s advisory fee rate schedule for the Fund as set forth in the Advisory Agreement, and the Subadvisory’s subadvisory fee rate schedule for the Fund as set forth in the Subadvisory Agreement. The Board considered the absence of breakpoints in the Advisory Agreement fee schedule. The Board considered the extent to which, during the one-year renewal term of the Agreements, economies of scale or other efficiencies may result from increases in the Fund’s net assets and be shared with Fund shareholders. In this regard, the Board considered the relatively small size of the Fund and management’s representation that the Fund has not yet achieved an economy of scale. The Board concluded that it would be appropriate to continue to monitor the Fund’s assets under management and asset growth in order to assess whether fee breakpoints in the Advisory Agreement fee schedule may be warranted in the future.
Other Benefits. The Board considered any indirect or “fall-out” benefits that the Adviser or Subadviser, or their affiliates, may derive from their relationship with the Fund. In this regard, the Board considered that the Fund pays a fee to the Adviser under the Management Services Agreement, and such payment is a fall-out benefit. The Board also considered that the Adviser and Subadviser may leverage their personnel and infrastructure to manage other accounts and may leverage their relationships in the financial services industry, which are partially a function of their activities on behalf of the Fund, to build relationships in the industry for themselves and their affiliates, which may benefit

48

DIREXION SHARES ETF TRUST
FORM N-CSR ITEMS (Unaudited)(Continued)
business lines that are not related to the Fund. In addition, the Board considered that the Subadviser benefits from increased recognition in the marketplace due to the co-branded Fund and may also build relationships in the industry for itself and its affiliates, which may benefit business lines that are not related to the Fund.
Conclusion. Based on, but not limited to, the above considerations, the Board, including the Independent Trustees, determined that the Agreements are fair and reasonable to the Fund in light of the nature, extent and quality of the services to be performed, the fee rate to be paid, the Adviser’s and Subadviser’s expenses and profitability, and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreements was in the best interests of the Fund and its shareholders. On this basis, the Board voted in favor of the renewal of the Agreements.

49

Direxion Daily AAPL Bear 1X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 94.8%
	Money Market Funds — 94.8%
16,578,543	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$16,578,543
221,764	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	221,764
1,130,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	1,130,000
4,892,108	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	4,892,108
	TOTAL SHORT TERM INVESTMENTS (Cost $22,822,415)(b)	$22,822,415
	TOTAL INVESTMENTS (Cost $22,822,415) — 94.8%	$22,822,415
	Other Assets in Excess of Liabilities — 5.2%	1,263,450
	TOTAL NET ASSETS — 100.0%	$24,085,865

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,424,284.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + (0.7500)%	Total return of common shares of Apple, Inc.	BNP Paribas	12/5/2025	20,326	$4,847,752	$(536,511)
SOFR + 1.0300%	Total return of common shares of Apple, Inc.	Goldman Sachs	12/10/2025	3,203	742,236	(98,711)
SOFR + (1.5000)%	Total return of common shares of Apple, Inc.	Bank of America Merrill Lynch	12/11/2025	5,956	1,531,566	(64,489)
SOFR + (2.0000)%	Total return of common shares of Apple, Inc.	Citibank N.A.	12/22/2025	31,882	7,269,946	(1,252,984)
SOFR + 2.1500%	Total return of common shares of Apple, Inc.	Barclays	12/22/2025	27,712	7,294,024	(145,866)
					$ 21,685,524	$(2,098,561)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

Direxion Daily AAPL Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.4%
	Computer and Electronic Product Manufacturing — 11.4%
91,184	Apple, Inc.	$24,653,418
	TOTAL COMMON STOCKS (Cost $21,448,637)	$24,653,418
	SHORT TERM INVESTMENTS — 91.1%
68,197,487	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$68,197,487
77,261,164	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	77,261,164
3,480,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	3,480,000
48,188,660	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	48,188,660
	TOTAL SHORT TERM INVESTMENTS (Cost $197,127,311)	$197,127,311
	TOTAL INVESTMENTS (Cost $218,575,948) — 102.5%(b)	$221,780,729
	Liabilities in Excess of Other Assets — (2.5)%	(5,374,543)
	TOTAL NET ASSETS — 100.0%	$ 216,406,186

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $133,300,661.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Apple, Inc.	SOFR + 3.7500%	BNP Paribas	12/05/2025	32,380	$6,532,174	$2,012,009
Total return of common shares of Apple, Inc.	SOFR + 1.7200%	Goldman Sachs	12/10/2025	948,951	190,191,848	62,116,272
Total return of common shares of Apple, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	129,170	32,686,297	2,115,555
Total return of common shares of Apple, Inc.	SOFR + 3.2500%	Citibank N.A.	12/22/2025	396,394	77,544,020	26,907,631
Total return of common shares of Apple, Inc.	SOFR + 2.8400%	Barclays	12/22/2025	2,717	533,835	174,362
					$ 307,488,174	$93,325,829

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

Direxion Daily AI and Big Data Bear 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 116.5%
	Money Market Funds — 116.5%
1,618,378	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$1,618,378
751,937	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	751,937
809,076	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	809,076
	TOTAL SHORT TERM INVESTMENTS (Cost $3,179,391)(b)	$3,179,391
	TOTAL INVESTMENTS (Cost $3,179,391) — 116.5%	$3,179,391
	Liabilities in Excess of Other Assets — (16.5)%	(450,546)
	TOTAL NET ASSETS — 100.0%	$2,728,845

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,561,013.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.4500%	Total return of Solactive US AI & Big Data Index	Goldman Sachs	12/10/2025	409	$2,250,497	$(137,531)
SOFR + 0.6500%	Total return of Solactive US AI & Big Data Index	J.P. Morgan	3/20/2026	524	2,757,672	(293,552)
					$ 5,008,169	$(431,083)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

Direxion Daily AI and Big Data Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4%
	Administrative and Support Services — 0.6%
11,050	nCino, Inc.(a)	$294,814
	Computer and Electronic Product Manufacturing — 38.1%
7,213	Advanced Micro Devices, Inc.(a)	1,847,393
6,637	Alphabet, Inc.	1,866,258
4,073	Ambarella, Inc. ADR(a)	347,142
11,107	Apple, Inc.	3,003,000
11,749	Arista Networks, Inc.(a)	1,852,700
8,021	Broadcom, Inc.	2,964,802
45,427	Intel Corp.(a)	1,816,626
5,977	International Business Machines Corp.	1,837,389
15,294	NVIDIA Corp.	3,096,882
		18,632,192
	Data Processing, Hosting and Related Services — 3.1%
16,094	Tempus AI, Inc.(a)(b)	1,446,046
7,916	Veritone, Inc.(a)	49,554
		1,495,600
	General Merchandise Retailers — 6.9%
13,153	Amazon.com, Inc.(a)	3,212,226
30,739	Rezolve AI PLC	131,870
		3,344,096
	Merchant Wholesalers, Durable Goods — 0.1%
10,292	Blaize Holdings, Inc.	40,242
	Professional, Scientific, and Technical Services — 20.5%
27,165	DataVault AI, Inc.	55,145
3,038	Innodata, Inc.(a)	226,665
3,909	Meta Platforms, Inc.	2,534,400
5,771	Oracle Corp.	1,515,522
6,232	Pagaya Technologies Ltd. ADR (Israel)(a)	167,579
9,437	Palantir Technologies, Inc.(a)	1,891,836
1,861	ServiceNow, Inc.(a)	1,710,780
6,984	Snowflake, Inc.(a)	1,919,762
		10,021,689
	Publishing Industries — 10.1%
41,649	BigBear.ai Holdings, Inc.(a)(b)	288,211
12,818	C3.ai, Inc.(a)(b)	225,340
24,871	Informatica, Inc.(a)	618,542
5,456	Microsoft Corp.	2,825,171
35,793	SoundHound AI, Inc.(a)(b)	630,673
20,413	Zeta Global Holdings Corp.(a)	367,230
		4,955,167

The accompanying notes are an integral part of these financial statements.

4

Direxion Daily AI and Big Data Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Transportation Equipment Manufacturing — 1.0%
26,162	Pony AI, Inc. ADR (China)(a)	$488,706
	TOTAL COMMON STOCKS (Cost $32,669,125)	$39,272,506
	SHORT TERM INVESTMENTS — 15.7%
	Money Market Funds — 15.7%
5,541,876	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$5,541,876
173,733	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	173,733
1,730,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	1,730,000
220,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	220,000
	TOTAL SHORT TERM INVESTMENTS (Cost $7,665,609)	$7,665,609
	TOTAL INVESTMENTS (Cost $40,334,734) — 96.1%(e)	$46,938,115
	Other Assets in Excess of Liabilities — 3.9%	1,906,898
	TOTAL NET ASSETS — 100.0%	$48,845,013

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,555,659.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Solactive US AI & Big Data Index	SOFR + 0.7000%	Goldman Sachs	12/10/2025	2,311	$8,587,901	$4,708,546
Total return of Solactive US AI & Big Data Index	SOFR + 0.7300%	Bank of America Merrill Lynch	12/11/2025	278	1,636,663	(10,380)
Total return of Solactive US AI & Big Data Index	SOFR + 0.8500%	Citibank N.A.	12/22/2025	5,198	27,857,763	2,408,053
Total return of Solactive US AI & Big Data Index	SOFR + 1.0800%	Barclays	12/22/2025	2,197	9,474,946	3,103,294
					$ 47,557,273	$10,209,513

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

Direxion Daily AMD Bear 1X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 116.2%
	Money Market Funds — 116.2%
15,513,076	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$15,513,076
1,080,264	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	1,080,264
1,370,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	1,370,001
10,442,758	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	10,442,758
	TOTAL SHORT TERM INVESTMENTS (Cost $28,406,099)(b)	$28,406,099
	TOTAL INVESTMENTS (Cost $28,406,099) — 116.2%	$28,406,099
	Liabilities in Excess of Other Assets — (16.2)%	(3,955,243)
	TOTAL NET ASSETS — 100.0%	$24,450,856

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,893,022.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 1.4000%	Total return of common shares of Advanced Micro Devices, Inc.	Goldman Sachs	12/10/2025	6,856	$1,176,360	$(564,209)
SOFR + (1.5000)%	Total return of common shares of Advanced Micro Devices, Inc.	Bank of America Merrill Lynch	12/11/2025	34,867	7,101,691	(1,815,104)
SOFR + (2.0000)%	Total return of common shares of Advanced Micro Devices, Inc.	Citibank N.A.	12/22/2025	35,873	7,306,228	(1,870,336)
SOFR + 2.1500%	Total return of common shares of Advanced Micro Devices, Inc.	Barclays	12/22/2025	17,870	4,589,942	16,140
					$20,174,221	$(4,233,509)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

DIREXION DAILY AMD BULL 2X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 7.0%
	Computer and Electronic Product Manufacturing — 7.0%
17,324	Advanced Micro Devices, Inc.(a)	$4,437,023
	TOTAL COMMON STOCKS (Cost $3,046,995)	$4,437,023
	SHORT TERM INVESTMENTS — 89.6%
22,596,539	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$22,596,539
5,350,261	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(b)	5,350,261
10,265,248	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	10,265,248
18,442,163	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	18,442,163
	TOTAL SHORT TERM INVESTMENTS (Cost $56,654,211)	$56,654,211
	TOTAL INVESTMENTS (Cost $59,701,206) — 96.6%(c)	$61,091,234
	Other Assets in Excess of Liabilities — 3.4%	2,114,647
	TOTAL NET ASSETS — 100.0%	$ 63,205,881

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $43,793,842.
The accompanying notes are an integral part of these financial statements.

7

DIREXION DAILY AMD BULL 2X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 0.0000%	BNP Paribas	12/05/2025	2,378	$609,175	$(122)
Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.8000%	Goldman Sachs	12/10/2025	52,884	8,825,155	4,605,529
Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.7500%	Nomura	12/10/2025	93,717	16,621,794	7,077,940
Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	88,300	12,347,114	9,956,635
Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	104,756	17,520,057	9,014,309
Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.8600%	Barclays	12/22/2025	134,228	31,446,047	2,876,459
					$ 87,369,342	$33,530,750

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

8

Direxion Daily AMZN Bear 1X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 62.2%
	Money Market Funds — 62.2%
4,159,277	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$4,159,277
489,108	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	489,108
1,911,526	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	1,911,526
	TOTAL SHORT TERM INVESTMENTS (Cost $6,559,911)(b)	$6,559,911
	TOTAL INVESTMENTS (Cost $6,559,911) — 62.2%	$6,559,911
	Other Assets in Excess of Liabilities — 37.8%	3,991,873
	TOTAL NET ASSETS — 100.0%	$10,551,784

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,400,634.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 1.0300%	Total return of common shares of Amazon.com, Inc.	Goldman Sachs	12/10/2025	7,000	$1,503,250	$(186,535)
SOFR + (1.5000)%	Total return of common shares of Amazon.com, Inc.	Bank of America Merrill Lynch	12/11/2025	18,066	4,103,014	(295,092)
SOFR + (2.0000)%	Total return of common shares of Amazon.com, Inc.	Citibank N.A.	12/22/2025	18,143	4,316,547	(99,777)
					$9,922,811	$(581,404)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

9

DIREXION DAILY AMZN BULL 2X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 13.0%
	General Merchandise Retailers — 13.0%
187,772	Amazon.com, Inc.(a)	$45,857,677
	TOTAL COMMON STOCKS (Cost $42,793,473)	$45,857,677
	SHORT TERM INVESTMENTS — 102.0%
87,929,201	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$87,929,201
69,850,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	69,850,000
201,044,686	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	201,044,686
	TOTAL SHORT TERM INVESTMENTS (Cost $358,823,887)	$ 358,823,887
	TOTAL INVESTMENTS (Cost $401,617,360) — 115.0%(c)	$404,681,564
	Liabilities in Excess of Other Assets — (15.0)%	(52,975,794)
	TOTAL NET ASSETS — 100.0%	$ 351,705,770

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $294,509,050.
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Amazon.com, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	1,729,043	$380,059,074	$37,416,208
Total return of common shares of Amazon.com, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	720,901	140,846,995	29,681,134
Total return of common shares of Amazon.com, Inc.	SOFR + 3.0000%	Barclays	12/22/2025	242,469	52,971,781	4,495,692
					$ 573,877,850	$71,593,034

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

10

Direxion Daily AVGO Bear 1X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 108.7%
	Money Market Funds — 108.7%
7,216,167	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$7,216,167
509,308	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	509,308
970,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	970,000
3,943,723	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	3,943,723
	TOTAL SHORT TERM INVESTMENTS (Cost $12,639,198)(b)	$12,639,198
	TOTAL INVESTMENTS (Cost $12,639,198) — 108.7%	$12,639,198
	Liabilities in Excess of Other Assets — (8.7)%	(1,010,954)
	TOTAL NET ASSETS — 100.0%	$11,628,244

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,423,031.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 1.6500%	Total return of common shares of Broadcom Inc.	Goldman Sachs	12/10/2025	2,287	$786,982	$(54,548)
SOFR + (1.5000)%	Total return of common shares of Broadcom Inc.	Bank of America Merrill Lynch	12/11/2025	9,099	3,274,140	(86,758)
SOFR + (2.0000)%	Total return of common shares of Broadcom Inc.	Citibank N.A.	12/22/2025	16,158	5,584,449	(380,754)
SOFR + 2.1500%	Total return of common shares of Broadcom Inc.	Barclays	12/22/2025	3,915	888,609	(522,294)
					$10,534,180	$(1,044,354)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

11

DIREXION DAILY AVGO BULL 2X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 14.2%
	Computer and Electronic Product Manufacturing — 14.2%
47,204	Broadcom Inc.	$17,448,015
	TOTAL COMMON STOCKS (Cost $11,736,248)	$17,448,015
	SHORT TERM INVESTMENTS — 89.1%
40,634,629	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$40,634,629
11,840,384	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	11,840,384
26,100,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	26,100,000
30,967,126	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	30,967,126
	TOTAL SHORT TERM INVESTMENTS (Cost $109,542,139)	$ 109,542,139
	TOTAL INVESTMENTS (Cost $121,278,387) — 103.3%(b)	$126,990,154
	Liabilities in Excess of Other Assets — (3.3)%	(4,098,778)
	TOTAL NET ASSETS — 100.0%	$ 122,891,376

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $84,056,888.
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Broadcom Inc.	SOFR + 2.9900%	Goldman Sachs	12/10/2025	76,663	$28,974,578	$(671,849)
Total return of common shares of Broadcom Inc.	SOFR + 3.0000%	Nomura	12/10/2025	100,561	26,550,408	10,023,435
Total return of common shares of Broadcom Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	70,099	23,806,614	1,982,307
Total return of common shares of Broadcom Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	139,398	44,725,365	6,344,629
Total return of common shares of Broadcom Inc.	SOFR + 2.9900%	Barclays	12/22/2025	231,053	68,719,783	15,514,598
					$ 192,776,748	$33,193,120

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

12

Direxion Daily BA Bear 1X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 102.3%
	Money Market Funds — 102.3%
1,726,806	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$1,726,806
789,361	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	789,361
	TOTAL SHORT TERM INVESTMENTS (Cost $2,516,167)(b)	$2,516,167
	TOTAL INVESTMENTS (Cost $2,516,167) — 102.3%	$2,516,167
	Liabilities in Excess of Other Assets — (2.3)%	(55,901)
	TOTAL NET ASSETS — 100.0%	$2,460,266

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $789,361.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 1.4000%	Total return of common shares of Boeing Co.	Goldman Sachs	12/10/2025	1,413	$305,711	$22,883
SOFR + (1.5000)%	Total return of common shares of Boeing Co.	Bank of America Merrill Lynch	12/11/2025	2,706	504,367	(36,376)
SOFR + (2.0000)%	Total return of common shares of Boeing Co.	Citibank N.A.	12/22/2025	6,928	1,541,193	154,889
SOFR + 2.1500%	Total return of common shares of Boeing Co.	Barclays	12/22/2025	1,192	198,256	(34,716)
					$2,549,527	$106,680

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

13

Direxion Daily BA Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 16.5%
	Transportation Equipment Manufacturing — 16.5%
16,888	Boeing Co.(a)	$3,394,826
	TOTAL COMMON STOCKS (Cost $3,590,794)	$3,394,826
	SHORT TERM INVESTMENTS — 92.8%
5,927,792	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$5,927,792
5,141,302	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(b)	5,141,302
1,170,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	1,170,000
6,847,735	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	6,847,735
	TOTAL SHORT TERM INVESTMENTS (Cost $19,086,829)	$19,086,829
	TOTAL INVESTMENTS (Cost $22,677,623) — 109.3%(c)	$22,481,655
	Liabilities in Excess of Other Assets — (9.3)%	(1,920,308)
	TOTAL NET ASSETS — 100.0%	$20,561,347

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,774,681.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Boeing Co.	SOFR + 2.7300%	Goldman Sachs	12/10/2025	63,410	$13,245,433	$(643,032)
Total return of common shares of Boeing Co.	SOFR + 2.8500%	Nomura	12/10/2025	21,052	4,877,060	(729,278)
Total return of common shares of Boeing Co.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	85,450	16,999,614	103,350
Total return of common shares of Boeing Co.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	1	214	(154,211)
Total return of common shares of Boeing Co.	SOFR + 2.8700%	Barclays	12/22/2025	17,818	3,303,990	160,873
					$38,426,311	$(1,262,298)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

14

Direxion Daily Biotech Top 5 Bull 2X ETF
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 44.0%
	Chemical Manufacturing — 44.0%
635	Alnylam Pharmaceuticals, Inc.(a)	$289,586
1,070	Amgen, Inc.	319,320
2,581	Gilead Sciences, Inc.	309,178
528	Regeneron Pharmaceuticals, Inc.	344,150
750	Vertex Pharmaceuticals, Inc.(a)	319,178
	TOTAL COMMON STOCKS (Cost $1,468,664)	$1,581,412
	SHORT TERM INVESTMENTS — 33.0%
	Money Market Funds — 33.0%
800,104	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$800,104
384,013	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	384,013
	TOTAL SHORT TERM INVESTMENTS (Cost $1,184,117)	$1,184,117
	TOTAL INVESTMENTS (Cost $2,652,781) — 77.0%(c)	$2,765,529
	Other Assets in Excess of Liabilities — 23.0%	826,821
	TOTAL NET ASSETS — 100.0%	$3,592,350

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,742,804.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NYSE Biotechnology Top 5 Equal Weight Index	SOFR + 0.8400%	Citibank N.A.	12/22/2025	13,179	$2,870,398	$132,376
Total return of NYSE Biotechnology Top 5 Equal Weight Index	SOFR + 1.0000%	Barclays	12/22/2025	11,344	2,438,862	143,338
					$5,309,260	$275,714

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

15

DIREXION DAILY BRKB BEAR 1X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 96.1%
	Money Market Funds — 96.1%
2,060,302	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$2,060,302
268,794	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	268,794
582,757	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	582,757
	TOTAL SHORT TERM INVESTMENTS (Cost $2,911,853)(b)	$2,911,853
	TOTAL INVESTMENTS (Cost $2,911,853) — 96.1%	$2,911,853
	Other Assets in Excess of Liabilities — 3.9%	117,690
	TOTAL NET ASSETS — 100.0%	$3,029,543

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $851,550.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR + 1.1500%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Goldman Sachs	12/10/2025	2,202	$1,082,112	$48,107
SOFR + (1.5000)%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Bank of America Merrill Lynch	12/11/2025	1,134	552,325	20,907
SOFR + (2.0000)%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Citibank N.A.	12/22/2025	2,121	1,082,391	83,520
SOFR + 2.1500%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Barclays	12/22/2025	887	433,931	27,593
					$ 3,150,759	$180,127

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

16

Direxion Daily BRKB Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 15.1%
	Insurance Carriers and Related Activities — 15.1%
24,074	Berkshire Hathaway, Inc. Class B(a)	$11,496,298
	TOTAL COMMON STOCKS (Cost $12,268,813)	$11,496,298
	SHORT TERM INVESTMENTS — 93.6%
16,142,151	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$16,142,151
25,093,554	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(b)	25,093,554
9,784,139	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	9,784,139
20,298,856	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	20,298,856
	TOTAL SHORT TERM INVESTMENTS (Cost $71,318,700)	$71,318,700
	TOTAL INVESTMENTS (Cost $83,587,513) — 108.7%(c)	$82,814,998
	Liabilities in Excess of Other Assets — (8.7)%	(6,623,192)
	TOTAL NET ASSETS — 100.0%	$76,191,806

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $55,176,548.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 2.4900%	Goldman Sachs	12/10/2025	143,233	$68,277,944	$(1,086,428)
Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	36,555	18,517,989	(1,819,343)
Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 3.2500%	Citibank N.A.	12/22/2025	64,984	31,793,885	(1,459,128)
Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 2.9900%	Barclays	12/22/2025	50,255	25,451,985	(2,446,678)
					$144,041,803	$(6,811,577)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

17

Direxion Daily Crypto Industry Bear 1X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 123.1%
	Money Market Funds — 123.1%
1,049,368	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$1,049,368
460,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	460,000
249,178	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	249,178
	TOTAL SHORT TERM INVESTMENTS (Cost $1,758,546)(b)	$1,758,546
	TOTAL INVESTMENTS (Cost $1,758,546) — 123.1%	$1,758,546
	Liabilities in Excess of Other Assets — (23.1)%	(329,828)
	TOTAL NET ASSETS — 100.0%	$1,428,718

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $709,178.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.6500%	Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	Bank of America Merrill Lynch	12/11/2025	121	$715,302	$(36,323)
SOFR + 0.6600%	Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	Barclays	12/22/2025	108	381,178	(280,936)
					$ 1,096,480	$(317,259)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

18

Direxion Daily Crypto Industry Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 63.5%
	Administrative and Support Services — 3.3%
20,296	Bitfarms Ltd. ADR (Canada)(a)	$80,575
3,876	Hut 8 Corp.(a)	196,358
		276,933
	Computer and Electronic Product Manufacturing — 5.4%
14,673	Canaan, Inc. ADR (China)(a)	20,983
2,184	NVIDIA Corp.	442,238
		463,221
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 18.6%
7,014	Applied Digital Corp.(a)(b)	243,105
585	Bakkt Holdings, Inc.(a)	16,187
4,817	BitMine Immersion Technologies, Inc.(a)	224,713
11,806	Bit Digital, Inc. ADR(a)	43,210
12,801	Cipher Mining, Inc.(a)(b)	238,739
1,899	Circle Internet Group, Inc.(a)	241,135
11,289	Core Scientific, Inc.(a)	243,165
12,494	DeFi Technologies, Inc. ADR (Canada)(a)(b)	23,864
1,552	Gemini Space Station, Inc.(a)	28,479
8,504	Hive Digital Technologies Ltd. ADR(a)	44,221
11,989	Riot Platforms, Inc.(a)	237,142
		1,583,960
	Credit Intermediation and Related Activities — 12.2%
1,191	Coinbase Global, Inc.(a)	409,442
713	MasterCard, Inc. Class A	393,569
14,983	Terawulf, Inc.(a)	232,236
		1,035,247
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) — 2.6%
12,271	MARA Holdings, Inc.(a)(b)	224,191
	Professional, Scientific, and Technical Services — 5.0%
10,324	Cleanspark, Inc.(a)(b)	183,767
3,955	IREN Ltd. ADR (Australia)(a)	240,267
		424,034
	Publishing Industries — 4.7%
5,322	Block, Inc.(a)	404,153
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 6.9%
6,145	Bitdeer Technologies Group (Singapore) ADR(a)(b)	136,419
3,081	Robinhood Markets, Inc.(a)	452,229
		588,648

The accompanying notes are an integral part of these financial statements.

19

Direxion Daily Crypto Industry Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Telecommunications — 4.8%
5,937	PayPal Holdings, Inc.(a)	$411,255
	TOTAL COMMON STOCKS (Cost $4,013,496)	$5,411,642
	SHORT TERM INVESTMENTS — 17.4%
	Money Market Funds — 17.4%
831,077	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$831,077
290,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	290,000
9	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	9
360,948	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	360,948
	TOTAL SHORT TERM INVESTMENTS (Cost $1,482,034)	$1,482,034
	TOTAL INVESTMENTS (Cost $5,495,530) — 80.9%(e)	$6,893,676
	Other Assets in Excess of Liabilities — 19.1%	1,622,404
	TOTAL NET ASSETS — 100.0%	$8,516,080

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,067,469.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	SOFR + 0.9500%	Citibank N.A.	12/22/2025	931	$5,339,809	$434,348
Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	SOFR + 0.8800%	Barclays	12/22/2025	354	1,200,211	969,021
Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	SOFR + 1.0000%	Goldman Sachs	11/10/2026	582	3,625,172	(3,645)
					$10,165,192	$1,399,724

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

20

DIREXION DAILY CSCO BEAR 1X ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 106.5%
	Money Market Funds — 106.5%
1,623,324	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$1,623,324
292,969	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	292,969
535,321	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	535,321
	TOTAL SHORT TERM INVESTMENTS (Cost $2,451,614)(b)	$ 2,451,614
	TOTAL INVESTMENTS (Cost $2,451,614) — 106.5%	$2,451,614
	Liabilities in Excess of Other Assets — (6.5)%	(149,986)
	TOTAL NET ASSETS — 100.0%	$ 2,301,628

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $828,290.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.0000%	Total return of common shares of Cisco Systems, Inc.	Goldman Sachs	12/10/2025	5,164	$361,468	$(14,876)
SOFR + 0.1000%	Total return of common shares of Cisco Systems, Inc.	Bank of America Merrill Lynch	12/11/2025	15,519	1,052,487	(79,837)
SOFR + (2.0000)%	Total return of common shares of Cisco Systems, Inc.	Citibank N.A.	12/22/2025	8,849	600,618	(48,492)
SOFR + 1.5000%	Total return of common shares of Cisco Systems, Inc.	Barclays	12/22/2025	1,950	132,241	(9,321)
					$ 2,146,814	$(152,526)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

21

Direxion Daily CSCO Bull 2X ETF
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 18.7%
	Computer and Electronic Product Manufacturing — 18.7%
10,680	Cisco Systems, Inc.	$780,815
	TOTAL COMMON STOCKS (Cost $724,068)	$780,815
	SHORT TERM INVESTMENTS — 76.1%
803,394	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$803,394
742,045	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	742,045
480,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	480,000
1,160,444	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	1,160,444
	TOTAL SHORT TERM INVESTMENTS (Cost $3,185,883)	$3,185,883
	TOTAL INVESTMENTS (Cost $3,909,951) — 94.8%(b)	$3,966,698
	Other Assets in Excess of Liabilities — 5.2%	218,285
	TOTAL NET ASSETS — 100.0%	$4,184,983

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,382,488.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2025	28,498	$1,959,899	$112,259
Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	34,475	2,344,727	147,575
Total return of common shares of Cisco Systems, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	15,312	1,039,617	62,395
Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Barclays	12/22/2025	25,520	1,756,193	88,234
					$7,100,436	$410,463

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

22

DIREXION DAILY CSI 300 CHINA A SHARE BULL 2X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 24.4%
1,003,532	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF(a)(b)	$33,146,662
	TOTAL INVESTMENT COMPANIES (Cost $33,407,023)	$33,146,662
	SHORT TERM INVESTMENTS — 93.3%
	Money Market Funds — 93.3%
82,523,869	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$82,523,869
4,169,031	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	4,169,031
40,244,571	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	40,244,571
	TOTAL SHORT TERM INVESTMENTS (Cost $126,937,471)	$126,937,471
	TOTAL INVESTMENTS (Cost $160,344,494) — 117.7%(e)	$160,084,133
	Liabilities in Excess of Other Assets — (17.7)%	(24,026,662)
	TOTAL NET ASSETS — 100.0%	$136,057,471

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $56,393,704.
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.8500%	Goldman Sachs	12/10/2025	447,970	$11,634,952	$2,680,689
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.0000%	J.P. Morgan	12/16/2025	798,567	22,366,285	3,511,174
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.8000%	UBS Securities LLC	12/17/2025	377,079	10,267,148	1,908,170
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + (0.3000)%	Citibank N.A.	12/22/2025	5,117,643	136,909,745	28,897,437
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.8000%	Barclays	12/22/2025	494,116	12,466,264	3,487,623
					$ 193,644,394	$40,485,093

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

23

Direxion Daily CSI China Internet Index Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 53.7%
4,494,376	KraneShares CSI China Internet ETF(a)	$179,550,321
	TOTAL INVESTMENT COMPANIES (Cost $146,872,597)	$179,550,321
	SHORT TERM INVESTMENTS — 47.1%
	Money Market Funds — 47.1%
92,041,112	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$92,041,112
21,507,524	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(b)	21,507,524
43,913,627	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	43,913,627
	TOTAL SHORT TERM INVESTMENTS (Cost $157,462,263)	$157,462,263
	TOTAL INVESTMENTS (Cost $304,334,860) — 100.8%(c)	$337,012,584
	Liabilities in Excess of Other Assets — (0.8)%	(2,963,820)
	TOTAL NET ASSETS — 100.0%	$334,048,764

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $232,738,229.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of KraneShares CSI China Internet ETF	SOFR + 0.7900%	BNP Paribas	12/5/2025	2,036,395	$72,281,943	$7,927,237
Total return of KraneShares CSI China Internet ETF	SOFR + 0.7500%	Goldman Sachs	12/10/2025	2,819,336	94,826,321	15,615,298
Total return of KraneShares CSI China Internet ETF	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2025	1,941,485	63,788,236	12,406,951
Total return of KraneShares CSI China Internet ETF	SOFR + 0.7400%	UBS Securities LLC	12/17/2025	3,085,299	95,491,206	23,990,225
Total return of KraneShares CSI China Internet ETF	SOFR + 0.8000%	Citibank N.A.	12/22/2025	2,346,692	69,109,693	21,649,862
					$395,497,399	$81,589,573

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

24

DIREXION DAILY ENERGY BEAR 2X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 100.3%
	Money Market Funds — 100.3%
15,002,267	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$15,002,267
1,058,023	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	1,058,023
2,046,741	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	2,046,741
	TOTAL SHORT TERM INVESTMENTS (Cost $18,107,031)(b)	$ 18,107,031
	TOTAL INVESTMENTS (Cost $18,107,031) — 100.3%	$18,107,031
	Liabilities in Excess of Other Assets — (0.3)%	(45,224)
	TOTAL NET ASSETS — 100.0%	$18,061,807

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,650,035.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.3500%	Total return of Energy Select Sector Index	BNP Paribas	12/5/2025	12,377	$11,410,420	$6,095
SOFR + 0.1900%	Total return of Energy Select Sector Index	UBS Securities LLC	12/17/2025	11,924	11,421,950	481,182
SOFR + 0.4500%	Total return of Energy Select Sector Index	Barclays	12/22/2025	6,185	5,693,866	13,270
SOFR + 0.6000%	Total return of Energy Select Sector Index	J.P. Morgan	11/16/2026	8,467	7,690,691	(139,781)
					$ 36,216,927	$360,766

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

25

Direxion Daily Energy Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 73.8%
	Gasoline Stations and Fuel Dealers — 13.9%
190,633	Chevron Corp.	$30,066,637
	Machinery Manufacturing — 2.5%
113,211	Baker Hughes Co.	5,480,545
	Oil and Gas Extraction — 28.7%
41,085	APA Corp.	930,575
87,633	Coterra Energy, Inc.	2,073,397
72,896	Devon Energy Corp.	2,368,391
21,608	Diamondback Energy, Inc.	3,094,050
60,508	EOG Resources, Inc.	6,404,167
71,662	EQT Corp.	3,839,650
27,346	Expand Energy Corp.	2,825,115
330,595	Exxon Mobil Corp.	37,806,844
82,524	Occidental Petroleum Corp.	3,399,989
		62,742,178
	Petroleum and Coal Products Manufacturing — 13.8%
123,711	ConocoPhillips	10,992,959
34,912	Marathon Petroleum Corp.	6,804,698
46,408	Phillips 66	6,317,985
35,673	Valero Energy Corp.	6,048,714
		30,164,356
	Pipeline Transportation — 5.0%
24,711	Targa Resources Corp.	3,806,482
123,838	Williams Companies, Inc.	7,166,505
		10,972,987
	Support Activities for Mining — 4.0%
97,906	Halliburton Co.	2,627,797
171,327	SLB Ltd. ADR	6,178,052
		8,805,849
	Utilities — 5.9%
224,547	Kinder Morgan, Inc.	5,880,886
72,316	ONEOK, Inc.	4,845,172
2,217	Texas Pacific Land Corp.	2,091,473
		12,817,531
	TOTAL COMMON STOCKS (Cost $160,019,296)	$161,050,083

The accompanying notes are an integral part of these financial statements.

26

Direxion Daily Energy Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 26.8%
	Money Market Funds — 26.8%
54,210,488	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$54,210,488
16,688	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	16,688
4,426,108	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	4,426,108
	TOTAL SHORT TERM INVESTMENTS (Cost $58,653,284)	$58,653,284
	TOTAL INVESTMENTS (Cost $218,672,580) — 100.6%(c)	$219,703,367
	Liabilities in Excess of Other Assets — (0.6)%	(1,376,798)
	TOTAL NET ASSETS — 100.0%	$218,326,569

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $139,983,260.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Energy Select Sector Index	SOFR + 0.7500%	BNP Paribas	12/5/2025	75,436	$63,072,086	$6,368,193
Total return of Energy Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2025	71,981	66,436,212	(161,439)
Total return of Energy Select Sector Index	SOFR + 0.5700%	UBS Securities LLC	12/17/2025	66,686	60,974,429	232,710
Total return of Energy Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2025	83,076	73,336,925	2,758,189
					$263,819,652	$9,197,653

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

27

DIREXION DAILY ENERGY TOP 5 BULL 2X ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 44.8%
	Gasoline Stations and Fuel Dealers — 9.3%
1,366	Chevron Corp.	$215,446
	Oil and Gas Extraction — 17.6%
1,792	EOG Resources, Inc.	189,665
1,915	Exxon Mobil Corp.	219,000
		408,665
	Petroleum and Coal Products Manufacturing — 8.8%
2,284	ConocoPhillips	202,956
	Pipeline Transportation — 9.1%
3,666	Williams Companies, Inc.	212,151
	TOTAL COMMON STOCKS (Cost $1,077,345)	$ 1,039,218
	SHORT TERM INVESTMENTS — 20.6%
	Money Market Funds - 20.6%
26,000	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$26,000
450,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	450,000
981	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	981
	TOTAL SHORT TERM INVESTMENTS (Cost $476,981)	$476,981
	TOTAL INVESTMENTS (Cost $1,554,326) - 65.4%(b)	$1,516,199
	Other Assets in Excess of Liabilities — 34.6%	800,993
	TOTAL NET ASSETS — 100.0%	$ 2,317,192

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,184,535.
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P 500® Energy (Sector) Top 5 Equal Capped Index	SOFR + 0.8000%	Citibank N.A.	12/22/2025	3,563	$2,422,747	$(55,486)
Total return of S&P 500® Energy (Sector) Top 5 Equal Capped Index	SOFR + 0.8500%	Barclays	12/22/2025	1,840	1,265,227	(43,867)
					$ 3,687,974	$(99,353)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

28

Direxion Daily F Bear 1X ETF
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 111.8%
	Money Market Funds — 111.8%
1,398,132	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$1,398,132
281,977	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	281,977
270,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	270,000
350,328	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	350,328
	TOTAL SHORT TERM INVESTMENTS (Cost $2,300,437)(b)	$2,300,437
	TOTAL INVESTMENTS (Cost $2,300,437) — 111.8%	$2,300,437
	Liabilities in Excess of Other Assets — (11.8)%	(241,956)
	TOTAL NET ASSETS — 100.0%	$2,058,481

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $902,305.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.0000%	Total return of common shares of Ford Motor Co.	Goldman Sachs	12/10/2025	45,547	$510,663	$(88,107)
SOFR + 0.0000%	Total return of common shares of Ford Motor Co.	Bank of America Merrill Lynch	12/11/2025	25,017	287,497	(41,185)
SOFR + (2.0000)%	Total return of common shares of Ford Motor Co.	Citibank N.A.	12/22/2025	16,432	196,456	(18,980)
SOFR + 1.5000%	Total return of common shares of Ford Motor Co.	Barclays	12/22/2025	69,733	819,872	(93,949)
					$1,814,488	$(242,221)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

29

DIREXION DAILY F BULL 2X ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.5%
	Computer and Electronic Product Manufacturing — 10.5%
33,000	Ford Motor Co.	$433,290
	TOTAL COMMON STOCKS (Cost $369,567)	$433,290
	SHORT TERM INVESTMENTS — 81.8%
567,691	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$567,691
813,375	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	813,375
340,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	340,000
1,649,274	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	1,649,274
	TOTAL SHORT TERM INVESTMENTS (Cost $3,370,340)	$ 3,370,340
	TOTAL INVESTMENTS (Cost $3,739,907) — 92.3%(b)	$3,803,630
	Other Assets in Excess of Liabilities — 7.7%	315,739
	TOTAL NET ASSETS — 100.0%	$4,119,369

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,162,648.
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Ford Motor Co.	SOFR + 3.0000%	Goldman Sachs	12/10/2025	131,292	$1,469,075	$243,552
Total return of common shares of Ford Motor Co.	SOFR + 4.0000%	Nomura	12/10/2025	35,233	487,698	(25,648)
Total return of common shares of Ford Motor Co.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	115,152	1,309,413	194,265
Total return of common shares of Ford Motor Co.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	218,955	2,496,262	362,462
Total return of common shares of Ford Motor Co.	SOFR + 3.0000%	Barclays	12/22/2025	93,844	1,056,286	168,735
					$ 6,818,734	$943,366

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

30

DIREXION DAILY GOLD MINERS INDEX BEAR 2X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 127.0%
	Money Market Funds — 127.0%
84,975,393	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$84,975,393
65,316,039	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	65,316,039
	TOTAL SHORT TERM INVESTMENTS (Cost $150,291,432)(b)	$ 150,291,432
	TOTAL INVESTMENTS (Cost $150,291,432) — 127.0%	$150,291,432
	Liabilities in Excess of Other Assets — (27.0)%	(31,919,470)
	TOTAL NET ASSETS — 100.0%	$118,371,962

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $86,403,047.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.5900%	Total return of VanEck Gold Miners ETF	BNP Paribas	12/5/2025	329,494	$16,484,986	$(6,832,185)
SOFR + 0.7500%	Total return of VanEck Gold Miners ETF	Bank of America Merrill Lynch	12/11/2025	502,406	24,679,413	(10,834,362)
SOFR + 0.4500%	Total return of VanEck Gold Miners ETF	J.P. Morgan	12/16/2025	863,484	67,343,233	5,209,052
SOFR + 0.1500%	Total return of VanEck Gold Miners ETF	UBS Securities LLC	12/17/2025	680,645	53,029,186	4,142,333
SOFR + 0.7300%	Total return of VanEck Gold Miners ETF	Citibank N.A.	12/22/2025	909,532	46,092,264	(18,409,505)
					$ 207,629,082	$(26,724,667)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

31

Direxion Daily Gold Miners Index Bull 2X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 61.0%
9,126,788	VanEck Gold Miners ETF(a)(b)	$657,676,343
	TOTAL INVESTMENT COMPANIES (Cost $599,263,509)	$657,676,343
	SHORT TERM INVESTMENTS — 62.8%
	Money Market Funds — 62.8%
492,326,067	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$492,326,067
38,404,603	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	38,404,603
145,839,671	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	145,839,671
	TOTAL SHORT TERM INVESTMENTS (Cost $676,570,341)	$676,570,341
	TOTAL INVESTMENTS (Cost $1,275,833,850) — 123.8%(e)	$1,334,246,684
	Liabilities in Excess of Other Assets — (23.8)%	(256,171,112)
	TOTAL NET ASSETS — 100.0%	$1,078,075,572

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $624,980,330.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck Gold Miners ETF	SOFR + 0.9900%	BNP Paribas	12/5/2025	2,513,488	$104,915,025	$72,899,130
Total return of VanEck Gold Miners ETF	SOFR + 0.8500%	Goldman Sachs	12/10/2025	2,633,950	99,853,045	86,280,545
Total return of VanEck Gold Miners ETF	SOFR + 0.9500%	Bank of America Merrill Lynch	12/11/2025	3,302,342	123,673,292	109,271,387
Total return of VanEck Gold Miners ETF	SOFR + 0.6700%	UBS Securities LLC	12/17/2025	3,760,151	284,718,634	(14,996,455)
Total return of VanEck Gold Miners ETF	SOFR + 0.9900%	Citibank N.A.	12/22/2025	2,953,220	129,058,712	80,005,271
Total return of VanEck Gold Miners ETF	SOFR + 0.7400%	J.P. Morgan	11/16/2026	5,631,450	436,253,991	(31,186,154)
					$ 1,178,472,699	$302,273,724

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

32

Direxion Daily GOOGL Bear 1X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 107.1%
	Money Market Funds — 107.1%
8,214,338	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$8,214,338
4,946,500	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	4,946,500
	TOTAL SHORT TERM INVESTMENTS (Cost $13,160,838)(b)	$13,160,838
	TOTAL INVESTMENTS (Cost $13,160,838) — 107.1%	$13,160,838
	Liabilities in Excess of Other Assets — (7.1)%	(874,397)
	TOTAL NET ASSETS — 100.0%	$12,286,441

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,946,500.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + (1.5000)%	Total return of common shares of Alphabet, Inc.	Bank of America Merrill Lynch	12/11/2025	20,868	$5,499,879	$(358,760)
SOFR + (2.0000)%	Total return of common shares of Alphabet, Inc.	Citibank N.A.	12/22/2025	22,825	5,860,729	(551,568)
					$ 11,360,608	$(910,328)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

33

Direxion Daily GOOGL Bull 2X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 7.7%
	Web Search Portals, Libraries, Archives, and Other Information Services — 7.7%
200,176	Alphabet, Inc.	$56,287,490
	TOTAL COMMON STOCKS (Cost $51,971,178)	$56,287,490
	SHORT TERM INVESTMENTS — 95.1%
227,661,688	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$227,661,688
170,789,699	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	170,789,699
60,451,912	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	60,451,912
231,877,079	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	231,877,079
	TOTAL SHORT TERM INVESTMENTS (Cost $690,780,378)	$690,780,378
	TOTAL INVESTMENTS (Cost $742,751,556) — 102.8%(b)	$747,067,868
	Liabilities in Excess of Other Assets — (2.8)%	(20,517,942)
	TOTAL NET ASSETS — 100.0%	$ 726,549,926

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $463,118,689.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Alphabet, Inc.	SOFR + 1.7500%	Goldman Sachs	12/10/2025	1,673,952	$441,226,061	$28,899,387
Total return of common shares of Alphabet, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	1,667,446	298,197,338	163,599,480
Total return of common shares of Alphabet, Inc.	SOFR + 3.2500%	Citibank N.A.	12/22/2025	910,275	158,106,866	90,927,167
Total return of common shares of Alphabet, Inc.	SOFR + 3.0000%	Barclays	12/22/2025	715,789	122,105,282	75,330,698
					$ 1,019,635,547	$358,756,732

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

34

DIREXION DAILY JUNIOR GOLD MINERS INDEX BEAR 2X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 143.4%
	Money Market Funds — 143.4%
55,324,483	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$55,324,483
14,485,347	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	14,485,347
	TOTAL SHORT TERM INVESTMENTS (Cost $69,809,830)(b)	$69,809,830
	TOTAL INVESTMENTS (Cost $69,809,830) — 143.4%	$69,809,830
	Liabilities in Excess of Other Assets — (43.4)%	(21,117,756)
	TOTAL NET ASSETS — 100.0%	$48,692,074

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,602,870.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.3900%	Total return of VanEck Junior Gold Miners ETF	BNP Paribas	12/5/2025	313,844	$21,379,489	$(7,623,756)
SOFR + 0.3000%	Total return of VanEck Junior Gold Miners ETF	J.P. Morgan	12/16/2025	178,037	10,523,969	(5,921,378)
SOFR + 0.1500%	Total return of VanEck Junior Gold Miners ETF	UBS Securities LLC	12/17/2025	264,958	14,326,831	(10,126,594)
SOFR + 0.6000%	Total return of VanEck Junior Gold Miners ETF	Citibank N.A.	12/22/2025	282,786	26,310,039	(173,673)
					$72,540,328	$(23,845,401)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

35

Direxion Daily Junior Gold Miners Index Bull 2X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 43.9%
2,231,213	VanEck Junior Gold Miners ETF(a)(b)	$208,997,721
	TOTAL INVESTMENT COMPANIES (Cost $198,858,429)	$208,997,721
	SHORT TERM INVESTMENTS — 73.5%
	Money Market Funds — 73.5%
297,121,579	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$297,121,579
53,118,075	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	53,118,075
	TOTAL SHORT TERM INVESTMENTS (Cost $350,239,654)	$350,239,654
	TOTAL INVESTMENTS (Cost $549,098,083) — 117.4%(e)	$559,237,375
	Liabilities in Excess of Other Assets — (17.4)%	(82,896,327)
	TOTAL NET ASSETS — 100.0%	$476,341,048

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $217,032,276.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck Junior Gold Miners ETF	SOFR + 0.7900%	BNP Paribas	12/5/2025	1,708,918	$104,141,577	$53,248,171
Total return of VanEck Junior Gold Miners ETF	SOFR + 0.6300%	J.P. Morgan	12/16/2025	2,089,530	97,098,496	96,071,169
Total return of VanEck Junior Gold Miners ETF	SOFR + 0.7600%	UBS Securities LLC	12/17/2025	2,563,012	119,089,575	118,306,150
Total return of VanEck Junior Gold Miners ETF	SOFR + 0.8000%	Citibank N.A.	12/22/2025	1,577,730	164,653,110	(17,142,537)
					$ 484,982,758	$250,482,953

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

36

Direxion Daily LLY Bear 1X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 111.3%
	Money Market Funds — 111.3%
2,759,642	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$2,759,642
988,350	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	988,350
300,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	300,000
296,968	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	296,968
	TOTAL SHORT TERM INVESTMENTS (Cost $4,344,960)(b)	$ 4,344,960
	TOTAL INVESTMENTS (Cost $4,344,960) — 111.3%	$4,344,960
	Liabilities in Excess of Other Assets — (11.3)%	(439,297)
	TOTAL NET ASSETS — 100.0%	$3,905,663

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,585,318.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 1.4000%	Total return of common shares of Eli Lilly & Co.	Goldman Sachs	12/10/2025	2,519	$1,858,930	$(286,228)
SOFR + (1.5000)%	Total return of common shares of Eli Lilly & Co.	Bank of America Merrill Lynch	12/11/2025	413	350,398	(2,358)
SOFR + (2.0000)%	Total return of common shares of Eli Lilly & Co.	Citibank N.A.	12/22/2025	361	309,606	2,335
SOFR + 2.1500%	Total return of common shares of Eli Lilly & Co.	Barclays	12/22/2025	1,230	912,621	(132,666)
					$ 3,431,555	$(418,917)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

37

Direxion Daily LLY Bull 2X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 17.6%
	Chemical Manufacturing — 17.6%
3,519	Eli Lilly & Co.	$3,036,404
	TOTAL COMMON STOCKS (Cost $2,525,190)	$3,036,404
	SHORT TERM INVESTMENTS — 78.4%
3,163,150	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$3,163,150
5,395,852	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	5,395,852
3,820,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	3,820,000
1,165,057	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	1,165,057
	TOTAL SHORT TERM INVESTMENTS (Cost $13,544,059)	$ 13,544,059
	TOTAL INVESTMENTS (Cost $16,069,249) — 96.0%(b)	$16,580,463
	Other Assets in Excess of Liabilities — 4.0%	689,488
	TOTAL NET ASSETS — 100.0%	$ 17,269,951

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,380,908.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Eli Lilly & Co.	SOFR + 2.6500%	Goldman Sachs	12/10/2025	16,384	$10,613,903	$3,382,481
Total return of common shares of Eli Lilly & Co.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	1,717	1,235,370	209,636
Total return of common shares of Eli Lilly & Co.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	2,856	2,281,856	138,438
Total return of common shares of Eli Lilly & Co.	SOFR + 2.6500%	Barclays	12/22/2025	15,554	9,869,213	3,421,696
					$ 24,000,342	$7,152,251

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

38

Direxion Daily LMT Bear 1X ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 109.3%
	Money Market Funds — 109.3%
1,574,546	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$1,574,546
271,292	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	271,292
530,220	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	530,220
	TOTAL SHORT TERM INVESTMENTS (Cost $2,376,058)(b)	$ 2,376,058
	TOTAL INVESTMENTS (Cost $2,376,058) — 109.3%	$2,376,058
	Liabilities in Excess of Other Assets — (9.3)%	(202,694)
	TOTAL NET ASSETS — 100.0%	$2,173,364

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $801,512.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.0000%	Total return of Lockheed Martin Corp.	Bank of America Merrill Lynch	12/11/2025	1,042	$486,939	$(23,990)
SOFR + (2.0000)%	Total return of Lockheed Martin Corp.	Citibank N.A.	12/22/2025	1,289	576,286	(58,348)
SOFR + 1.5000%	Total return of Lockheed Martin Corp.	Barclays	12/22/2025	755	328,115	(41,175)
SOFR + 0.0000%	Total return of Lockheed Martin Corp.	Goldman Sachs	9/9/2026	1,325	567,549	(82,714)
					$ 1,958,889	$(206,227)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

39

Direxion Daily LMT Bull 2X ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 0.0%(†)
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.0%(†)
1	Lockheed Martin Corp.(a)	$492
	TOTAL COMMON STOCKS (Cost $428)	$492
	SHORT TERM INVESTMENTS — 82.7%
525,690	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$525,690
1,345,215	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(b)	1,345,215
1,040,623	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	1,040,623
1,093,853	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	1,093,853
	TOTAL SHORT TERM INVESTMENTS (Cost $4,005,381)	$ 4,005,381
	TOTAL INVESTMENTS (Cost $4,005,809) — 82.7%(c)	$4,005,873
	Other Assets in Excess of Liabilities — 17.3%	838,354
	TOTAL NET ASSETS — 100.0%	$4,844,227

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,479,691.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Lockheed Martin Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	4,340	$1,993,358	$130,469
Total return of common shares of Lockheed Martin Corp.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	2,818	1,222,230	149,243
Total return of common shares of Lockheed Martin Corp.	SOFR + 3.0000%	Barclays	12/22/2025	6,722	2,936,045	343,038
Total return of common shares of Lockheed Martin Corp.	SOFR + 3.0000%	Goldman Sachs	9/9/2026	5,809	2,495,951	337,207
					$ 8,647,584	$959,957

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

40

Direxion Daily Magnificent 7 Bear 1X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 112.1%
	Money Market Funds — 112.1%
12,224,769	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$12,224,769
3,200,815	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	3,200,815
1,919,656	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	1,919,656
5	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	5
	TOTAL SHORT TERM INVESTMENTS (Cost $17,345,245)(b)	$ 17,345,245
	TOTAL INVESTMENTS (Cost $17,345,245) — 112.1%	$17,345,245
	Liabilities in Excess of Other Assets — (12.1)%	(1,871,709)
	TOTAL NET ASSETS — 100.0%	$ 15,473,536

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,120,476.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.4500%	Total return of Indxx Magnificent 7 Index	Goldman Sachs	12/10/2025	1,239	$11,057,763	$(773,976)
SOFR + 0.6800%	Total return of Indxx Magnificent 7 Index	Barclays	12/22/2025	374	2,426,186	(1,101,260)
					$ 13,483,949	$(1,875,236)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

41

Direxion Daily Magnificent 7 Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 76.1%
	Computer and Electronic Product Manufacturing — 34.3%
49,085	Alphabet, Inc. - Class A	$13,802,211
48,405	Apple, Inc.	13,087,260
67,509	NVIDIA Corp.	13,669,897
		40,559,368
	General Merchandise Retailers — 11.3%
54,454	Amazon.com, Inc.(a)	13,298,756
	Professional, Scientific, and Technical Services — 8.9%
16,200	Meta Platforms, Inc. - Class A	10,503,270
	Publishing Industries — 10.6%
24,095	Microsoft Corp.	12,476,632
	Transportation Equipment Manufacturing — 11.0%
28,547	Tesla, Inc.(a)	13,033,418
	TOTAL COMMON STOCKS (Cost $70,046,291)	$89,871,444
	SHORT TERM INVESTMENTS — 23.7%
	Money Market Funds — 23.7%
21,920,329	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$21,920,329
4,420,450	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	4,420,450
1,726,279	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	1,726,279
	TOTAL SHORT TERM INVESTMENTS (Cost $28,067,058)	$28,067,058
	TOTAL INVESTMENTS (Cost $98,113,349) — 99.8%(c)	$117,938,502
	Other Assets in Excess of Liabilities — 0.2%	285,182
	TOTAL NET ASSETS — 100.0%	$118,223,684

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,248,719.
The accompanying notes are an integral part of these financial statements.

42

Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx Magnificent 7 Index	SOFR + 0.7000%	Goldman Sachs	12/10/2025	4,085	$34,042,466	$4,781,087
Total return of Indxx Magnificent 7 Index	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2025	2,523	20,188,245	3,189,050
Total return of Indxx Magnificent 7 Index	SOFR + 1.0000%	Barclays	12/22/2025	8,675	70,854,227	11,427,240
					$125,084,938	$19,397,377

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

43

Direxion Daily META Bear 1X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 93.5%
	Money Market Funds — 93.5%
4,797,557	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$4,797,557
669,911	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	669,911
200,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	200,000
1,922,463	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	1,922,463
	TOTAL SHORT TERM INVESTMENTS (Cost $7,589,931)(b)	$7,589,931
	TOTAL INVESTMENTS (Cost $7,589,931) — 93.5%	$7,589,931
	Other Assets in Excess of Liabilities — 6.5%	527,887
	TOTAL NET ASSETS — 100.0%	$8,117,818

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,792,373.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR + 1.6500%	Total return of common shares of Meta Platforms Corporation	Goldman Sachs	12/10/2025	2,663	$1,917,075	$224,160
SOFR + (1.5000)%	Total return of common shares of Meta Platforms Corporation	Bank of America Merrill Lynch	12/11/2025	4,072	3,008,621	377,792
SOFR + (2.0000)%	Total return of common shares of Meta Platforms Corporation	Citibank N.A.	12/22/2025	4,763	3,311,690	226,840
SOFR + 2.1500%	Total return of common shares of Meta Platforms Corporation	Barclays	12/22/2025	1,023	791,229	140,446
					$9,028,615	$969,238

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

44

Direxion Daily META Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 13.5%
	Professional, Scientific, and Technical Services — 13.5%
151,300	Meta Platforms, Inc.	$98,095,355
	TOTAL COMMON STOCKS (Cost $102,942,240)	$98,095,355
	SHORT TERM INVESTMENTS — 87.4%
138,645,174	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$138,645,174
194,051,353	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	194,051,353
101,702,449	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	101,702,449
202,503,543	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	202,503,543
	TOTAL SHORT TERM INVESTMENTS (Cost $636,902,519)	$636,902,519
	TOTAL INVESTMENTS (Cost $739,844,759) — 100.9%(b)	$734,997,874
	Liabilities in Excess of Other Assets — (0.9)%	(6,301,112)
	TOTAL NET ASSETS — 100.0%	$728,696,762

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $499,255,682.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Meta Platforms Corporation	SOFR + 3.7500%	BNP Paribas	12/05/2025	102,138	$66,426,319	$(247,447)
Total return of common shares of Meta Platforms Corporation	SOFR + 2.9400%	Goldman Sachs	12/10/2025	960,222	650,515,130	(30,134,644)
Total return of common shares of Meta Platforms Corporation	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	1	667	(1,516,629)
Total return of common shares of Meta Platforms Corporation	SOFR + 3.7500%	Citibank N.A.	12/22/2025	263,743	182,580,721	(11,806,108)
Total return of common shares of Meta Platforms Corporation	SOFR + 2.9800%	Barclays	12/22/2025	770,785	514,607,379	(16,194,807)
					$1,414,130,216	$(59,899,635)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

45

Direxion Daily MSCI Brazil Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 49.2%
1,939,301	iShares MSCI Brazil Capped ETF(a)(b)	$60,448,012
	TOTAL INVESTMENT COMPANIES (Cost $54,745,059)	$60,448,012
	SHORT TERM INVESTMENTS — 77.0%
	Money Market Funds — 77.0%
78,657,221	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$78,657,221
15,786,418	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	15,786,418
	TOTAL SHORT TERM INVESTMENTS (Cost $94,443,639)	$94,443,639
	TOTAL INVESTMENTS (Cost $149,188,698) — 126.2%(e)	$154,891,651
	Liabilities in Excess of Other Assets — (26.2)%	(32,186,365)
	TOTAL NET ASSETS — 100.0%	$122,705,286

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $51,942,168.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.7000%	BNP Paribas	12/5/2025	1,025,706	$25,880,013	$5,675,516
Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.2700%	J.P. Morgan	12/16/2025	2,292,094	54,954,657	16,259,532
Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.7000%	UBS Securities LLC	12/17/2025	1,872,765	46,007,247	11,773,500
Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.7500%	Barclays	12/22/2025	743,097	20,798,420	2,185,946
					$147,640,337	$35,894,494

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

46

Direxion Daily MSCI India Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 45.4%
581,397	iShares MSCI India ETF(a)	$31,377,997
	TOTAL INVESTMENT COMPANIES (Cost $30,045,998)	$31,377,997
	SHORT TERM INVESTMENTS — 57.5%
	Money Market Funds — 57.5%
24,381,167	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$24,381,167
6,278,026	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	6,278,026
9,060,334	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	9,060,334
	TOTAL SHORT TERM INVESTMENTS (Cost $39,719,527)	$39,719,527
	TOTAL INVESTMENTS (Cost $69,765,525) — 102.9%(c)	$71,097,524
	Liabilities in Excess of Other Assets — (2.9)%	(1,981,834)
	TOTAL NET ASSETS — 100.0%	$69,115,690

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,002,802.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI India ETF	SOFR + 0.6500%	Bank of America Merrill Lynch	12/11/2025	397,802	$19,763,565	$1,121,705
Total return of iShares MSCI India ETF	SOFR + 0.6900%	UBS Securities LLC	12/17/2025	648,213	34,473,917	(627,212)
Total return of iShares MSCI India ETF	SOFR + 0.9500%	Citibank N.A.	12/22/2025	387,050	20,680,450	(681,434)
Total return of iShares MSCI India ETF	SOFR + 0.8000%	Barclays	12/22/2025	546,654	28,958,374	(606,033)
					$103,876,306	$(792,974)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

47

Direxion Daily MSFT Bear 1X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 99.2%
	Money Market Funds — 99.2%
5,645,456	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$5,645,456
550,007	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	550,007
2,652,372	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	2,652,372
	TOTAL SHORT TERM INVESTMENTS (Cost $8,847,835)(b)	$8,847,835
	TOTAL INVESTMENTS (Cost $8,847,835) — 99.2%	$8,847,835
	Other Assets in Excess of Liabilities — 0.8%	72,234
	TOTAL NET ASSETS — 100.0%	$8,920,069

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,202,379.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 1.0300%	Total return of common shares of Microsoft Corp.	Goldman Sachs	12/10/2025	3,451	$1,790,254	$6,920
SOFR + (1.5000)%	Total return of common shares of Microsoft Corp.	Bank of America Merrill Lynch	12/11/2025	3,715	1,877,758	(36,670)
SOFR + (2.0000)%	Total return of common shares of Microsoft Corp.	Citibank N.A.	12/22/2025	10,061	5,367,543	180,885
					$9,035,555	$151,135

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

48

Direxion Daily MSFT Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.4%
	Publishing Industries — 11.4%
57,938	Microsoft Corp.	$30,000,876
	TOTAL COMMON STOCKS (Cost $28,541,402)	$30,000,876
	SHORT TERM INVESTMENTS — 79.4%
71,012,608	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$71,012,608
40,261,814	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	40,261,814
20,220,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	20,220,000
78,019,145	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	78,019,145
	TOTAL SHORT TERM INVESTMENTS (Cost $209,513,567)	$209,513,567
	TOTAL INVESTMENTS (Cost $238,054,969) — 90.8%(b)	$239,514,443
	Other Assets in Excess of Liabilities — 9.2%	24,398,775
	TOTAL NET ASSETS — 100.0%	$263,913,218

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $138,500,959.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Microsoft Corp.	SOFR + 1.7400%	Goldman Sachs	12/10/2025	362,540	$190,668,022	$(3,548,310)
Total return of common shares of Microsoft Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	348,444	176,599,010	1,483,204
Total return of common shares of Microsoft Corp.	SOFR + 3.2500%	Citibank N.A.	12/22/2025	122,257	62,102,882	55,796
Total return of common shares of Microsoft Corp.	SOFR + 3.0000%	Barclays	12/22/2025	128,210	55,803,403	7,364,588
					$ 485,173,317	$5,355,278

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

49

Direxion Daily MU Bear 1X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 109.5%
	Money Market Funds — 109.5%
20,386,835	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$20,386,835
3,160,694	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	3,160,694
5,570,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	5,570,000
3,987,201	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	3,987,201
	TOTAL SHORT TERM INVESTMENTS (Cost $33,104,730)(b)	$33,104,730
	TOTAL INVESTMENTS (Cost $33,104,730) — 109.5%	$33,104,730
	Liabilities in Excess of Other Assets — (9.5)%	(2,882,523)
	TOTAL NET ASSETS — 100.0%	$30,222,207

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,237,896.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 1.9000%	Total return of common shares of Micron Technology, Inc.	Goldman Sachs	12/10/2025	29,285	$6,044,107	$(498,940)
SOFR + 0.4500%	Total return of common shares of Micron Technology, Inc.	Nomura	12/10/2025	3,585	405,964	(390,988)
SOFR + (1.5000)%	Total return of common shares of Micron Technology, Inc.	Bank of America Merrill Lynch	12/11/2025	5,097	654,850	(482,447)
SOFR + (2.0000)%	Total return of common shares of Micron Technology, Inc.	Citibank N.A.	12/22/2025	37,639	8,352,347	(68,231)
SOFR + 2.1500%	Total return of common shares of Micron Technology, Inc.	Barclays	12/22/2025	59,452	11,789,928	(1,482,063)
					$27,247,196	$(2,922,669)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

50

Direxion Daily MU Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 20.9%
	Computer and Electronic Product Manufacturing — 20.9%
250,630	Micron Technology, Inc.	$56,083,475
	TOTAL COMMON STOCKS (Cost $44,528,435)	$56,083,475
	SHORT TERM INVESTMENTS — 78.2%
76,368,182	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$76,368,182
20,607,984	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	20,607,984
52,840,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	52,840,000
59,975,818	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	59,975,818
	TOTAL SHORT TERM INVESTMENTS (Cost $209,791,984)	$209,791,984
	TOTAL INVESTMENTS (Cost $254,320,419) — 99.1%(b)	$265,875,459
	Other Assets in Excess of Liabilities — 0.9%	2,425,156
	TOTAL NET ASSETS — 100.0%	$268,300,615

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $171,454,984.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Micron Technology, Inc.	SOFR + 3.7500%	BNP Paribas	12/05/2025	227,755	$36,947,818	$13,721,124
Total return of common shares of Micron Technology, Inc.	SOFR + 3.6900%	Goldman Sachs	12/10/2025	227,309	31,378,010	19,142,576
Total return of common shares of Micron Technology, Inc.	SOFR + 3.0000%	Nomura	12/10/2025	137,980	15,378,451	15,082,109
Total return of common shares of Micron Technology, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	145,658	16,932,613	15,424,125
Total return of common shares of Micron Technology, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	622,375	137,283,639	1,860,919
Total return of common shares of Micron Technology, Inc.	SOFR + 2.9900%	Barclays	12/22/2025	786,254	153,458,762	21,948,307
					$391,379,293	$87,179,160

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

51

Direxion Daily NFLX Bear 1X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 95.5%
	Money Market Funds — 95.5%
3,743,146	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$3,743,146
1,176,207	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	1,176,207
250,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	250,000
1,147,846	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	1,147,846
	TOTAL SHORT TERM INVESTMENTS (Cost $6,317,199)(b)	$6,317,199
	TOTAL INVESTMENTS (Cost $6,317,199) — 95.5%	$6,317,199
	Other Assets in Excess of Liabilities — 4.5%	295,306
	TOTAL NET ASSETS — 100.0%	$6,612,505

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,574,053.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR + 1.6500%	Total return of common shares of Netflix, Inc.	Goldman Sachs	12/10/2025	2,617	$3,102,569	$206,354
SOFR + (1.5000)%	Total return of common shares of Netflix, Inc.	Bank of America Merrill Lynch	12/11/2025	976	1,299,875	228,708
SOFR + (2.0000)%	Total return of common shares of Netflix, Inc.	Citibank N.A.	12/22/2025	1,565	1,783,502	42,146
SOFR + 2.1500%	Total return of common shares of Netflix, Inc.	Barclays	12/22/2025	752	880,674	45,415
					$7,066,620	$522,623

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

52

Direxion Daily NFLX Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 13.0%
	Motion Picture and Sound Recording Industries — 13.0%
14,465	Netflix, Inc.(a)	$16,184,310
	TOTAL COMMON STOCKS (Cost $17,575,755)	$16,184,310
	SHORT TERM INVESTMENTS — 96.4%
25,472,404	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$25,472,404
38,549,480	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(b)	38,549,480
31,189,703	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	31,189,703
24,918,487	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	24,918,487
	TOTAL SHORT TERM INVESTMENTS (Cost $120,130,074)	$120,130,074
	TOTAL INVESTMENTS (Cost $137,705,829) — 109.4%(c)	$136,314,384
	Liabilities in Excess of Other Assets — (9.4)%	(11,704,078)
	TOTAL NET ASSETS — 100.0%	$124,610,306

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $95,855,190.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Netflix, Inc.	SOFR + 2.4200%	Goldman Sachs	12/10/2025	77,906	$87,377,936	$(1,168,620)
Total return of common shares of Netflix, Inc.	SOFR + 3.7500%	Nomura	12/10/2025	1,781	2,354,636	(425,431)
Total return of common shares of Netflix, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	112,658	127,500,233	(2,283,064)
Total return of common shares of Netflix, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	15,981	18,086,017	(950,082)
Total return of common shares of Netflix, Inc.	SOFR + 2.9200%	Barclays	12/22/2025	1	1,095	(726,132)
					$235,319,917	$(5,553,329)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

53

Direxion Daily NVDA Bear 1X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 76.9%
	Money Market Funds — 76.9%
19,216,855	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$19,216,855
4,070,281	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	4,070,281
2,832,745	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	2,832,745
4,203,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	4,203,000
	TOTAL SHORT TERM INVESTMENTS (Cost $30,322,881)(b)	$30,322,881
	TOTAL INVESTMENTS (Cost $30,322,881) — 76.9%	$30,322,881
	Other Assets in Excess of Liabilities — 23.1%	9,093,707
	TOTAL NET ASSETS — 100.0%	$39,416,588

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,253,937.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + (0.7500)%	Total return of common shares of NVIDIA Corp.	BNP Paribas	12/5/2025	7,405	$1,090,845	$(375,998)
SOFR + 1.6500%	Total return of common shares of NVIDIA Corp.	Goldman Sachs	12/10/2025	96,660	18,832,141	(709,080)
SOFR + 1.0000%	Total return of common shares of NVIDIA Corp.	Bank of America Merrill Lynch	12/11/2025	46,984	8,750,273	(723,879)
SOFR + (2.0000)%	Total return of common shares of NVIDIA Corp.	Citibank N.A.	12/22/2025	5,892	1,047,800	(139,200)
SOFR + 2.1500%	Total return of common shares of NVIDIA Corp.	Barclays	12/22/2025	37,730	6,854,474	(722,246)
					$36,575,533	$(2,670,403)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

54

Direxion Daily NVDA Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 13.3%
	Computer and Electronic Product Manufacturing — 13.3%
468,890	NVIDIA Corp.	$94,945,536
	TOTAL COMMON STOCKS (Cost $59,944,062)	$94,945,536
	SHORT TERM INVESTMENTS — 88.0%
317,368,138	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$317,368,138
104,246,487	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	104,246,487
162,191,564	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	162,191,564
45,203,443	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	45,203,443
	TOTAL SHORT TERM INVESTMENTS (Cost $629,009,632)	$629,009,632
	TOTAL INVESTMENTS (Cost $688,953,694) — 101.3%(c)	$723,955,168
	Liabilities in Excess of Other Assets — (1.3)%	(9,451,368)
	TOTAL NET ASSETS — 100.0%	$714,503,800

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $488,119,913.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of NVIDIA Corp.	SOFR + 3.7500%	BNP Paribas	12/05/2025	499,569	$81,928,080	$16,491,698
Total return of common shares of NVIDIA Corp.	SOFR + 2.9600%	Goldman Sachs	12/10/2025	1,193,772	211,798,000	26,474,505
Total return of common shares of NVIDIA Corp.	SOFR + 3.7500%	Nomura	12/10/2025	1,550,000	272,040,500	36,123,664
Total return of common shares of NVIDIA Corp.	SOFR + 3.5000%	Bank of America Merrill Lynch	12/11/2025	329,981	39,906,568	25,821,148
Total return of common shares of NVIDIA Corp.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	350,845	63,868,602	6,223,414
Total return of common shares of NVIDIA Corp.	SOFR + 2.9300%	Barclays	12/22/2025	2,664,707	470,585,673	61,894,609
					$1,140,127,423	$173,029,038

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

55

Direxion Daily NYSE FANG+ Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 43.0%
	Computer and Electronic Product Manufacturing — 18.5%
22,895	Alphabet, Inc.	$6,437,845
23,905	Apple, Inc.	6,463,195
16,503	Broadcom, Inc.	6,100,004
33,549	NVIDIA Corp.	6,793,337
		25,794,381
	General Merchandise Retailers — 4.3%
24,665	Amazon.com, Inc.(a)	6,023,686
	Motion Picture and Sound Recording Industries — 3.7%
4,650	Netflix, Inc.(a)	5,202,699
	Professional, Scientific, and Technical Services — 7.4%
7,365	Meta Platforms, Inc.	4,775,098
6,011	ServiceNow, Inc.(a)	5,525,791
		10,300,889
	Publishing Industries — 9.1%
12,824	CrowdStrike Holdings, Inc.(a)	6,963,560
11,201	Microsoft Corp.	5,799,990
		12,763,550
	TOTAL COMMON STOCKS (Cost $46,505,891)	$60,085,205
	SHORT TERM INVESTMENTS — 54.0%
	Money Market Funds — 54.0%
51,946,473	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$51,946,473
2,400,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	2,400,004
21,032,343	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	21,032,343
	TOTAL SHORT TERM INVESTMENTS (Cost $75,378,820)	$75,378,820
	TOTAL INVESTMENTS (Cost $121,884,711) — 97.0%(c)	$135,464,025
	Other Assets in Excess of Liabilities — 3.0%	4,206,790
	TOTAL NET ASSETS — 100.0%	$139,670,815

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $53,403,309.
The accompanying notes are an integral part of these financial statements.

56

Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NYSE FANG+ Index	SOFR + 0.9000%	BNP Paribas	12/5/2025	369	$5,965,563	$239,270
Total return of NYSE FANG+ Index	SOFR + 0.9500%	Bank of America Merrill Lynch	12/11/2025	4,563	64,807,348	10,731,755
Total return of NYSE FANG+ Index	SOFR + 0.7500%	J.P. Morgan	12/16/2025	4,001	48,569,120	17,909,425
Total return of NYSE FANG+ Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2025	2,127	24,684,060	10,638,361
Total return of NYSE FANG+ Index	SOFR + 0.8300%	Barclays	12/22/2025	1,898	27,501,287	4,291,528
					$171,527,378	$43,810,339

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

57

Direxion Daily PANW Bear 1X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 113.0%
	Money Market Funds — 113.0%
1,723,032	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$1,723,032
355,804	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	355,804
240,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	240,000
1,130,864	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	1,130,864
	TOTAL SHORT TERM INVESTMENTS (Cost $3,449,700)(b)	$3,449,700
	TOTAL INVESTMENTS (Cost $3,449,700) — 113.0%	$3,449,700
	Liabilities in Excess of Other Assets — (13.0)%	(397,915)
	TOTAL NET ASSETS — 100.0%	$3,051,785

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,726,668.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 1.4000%	Total return of common shares of Palo Alto Networks, Inc.	Goldman Sachs	12/10/2025	2,120	$450,567	$(15,211)
SOFR + (1.5000)%	Total return of common shares of Palo Alto Networks, Inc.	Bank of America Merrill Lynch	12/11/2025	7,808	1,397,662	(308,020)
SOFR + (2.0000)%	Total return of common shares of Palo Alto Networks, Inc.	Citibank N.A.	12/22/2025	2,489	500,862	(44,082)
SOFR + 1.8600%	Total return of common shares of Palo Alto Networks, Inc.	Barclays	12/22/2025	1,430	271,628	(33,227)
					$2,620,719	$(400,540)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

58

Direxion Daily PANW Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 8.0%
	Computer and Electronic Product Manufacturing — 8.0%
4,399	Palo Alto Networks, Inc.(a)	$968,836
	TOTAL COMMON STOCKS (Cost $818,808)	$968,836
	SHORT TERM INVESTMENTS — 89.4%
2,753,459	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$2,753,459
1,025,910	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(b)	1,025,910
3,120,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	3,120,000
3,978,083	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	3,978,083
	TOTAL SHORT TERM INVESTMENTS (Cost $10,877,452)	$10,877,452
	TOTAL INVESTMENTS (Cost $11,696,260) — 97.4%(c)	$11,846,288
	Other Assets in Excess of Liabilities — 2.6%	325,836
	TOTAL NET ASSETS — 100.0%	$12,172,124

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,123,992.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Palo Alto Networks, Inc.	SOFR + 2.8700%	Goldman Sachs	12/10/2025	11,498	$2,326,858	$188,444
Total return of common shares of Palo Alto Networks, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	33,391	5,717,502	1,534,317
Total return of common shares of Palo Alto Networks, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	13,611	2,431,725	495,788
Total return of common shares of Palo Alto Networks, Inc.	SOFR + 2.3500%	Barclays	12/22/2025	47,637	8,575,806	1,760,869
					$19,051,891	$3,979,418

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

59

Direxion Daily PLTR Bear 1X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 108.0%
	Money Market Funds — 108.0%
24,286,982	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$24,286,982
390,307	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	390,307
9,130,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	9,130,000
7,577,577	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	7,577,577
	TOTAL SHORT TERM INVESTMENTS (Cost $41,384,866)(b)	$41,384,866
	TOTAL INVESTMENTS (Cost $41,384,866) — 108.0%	$41,384,866
	Liabilities in Excess of Other Assets — (8.0)%	(3,061,635)
	TOTAL NET ASSETS — 100.0%	$38,323,231

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,097,884.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 1.6500%	Total return of common shares of Palantir Technologies, Inc.	Goldman Sachs	12/10/2025	6,529	$1,217,418	$(50,411)
SOFR + (1.5000)%	Total return of common shares of Palantir Technologies, Inc.	Bank of America Merrill Lynch	12/11/2025	56,415	9,815,060	(1,464,006)
SOFR + (2.0000)%	Total return of common shares of Palantir Technologies, Inc.	Citibank N.A.	12/22/2025	22,829	3,483,623	(1,071,152)
SOFR + 2.1500%	Total return of common shares of Palantir Technologies, Inc.	Barclays	12/22/2025	105,405	17,462,673	(3,454,836)
					$31,978,774	$(6,040,405)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

60

Direxion Daily PLTR Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 12.6%
	Professional, Scientific, and Technical Services — 12.6%
364,137	Palantir Technologies, Inc.(a)	$72,998,545
	TOTAL COMMON STOCKS (Cost $55,412,068)	$72,998,545
	SHORT TERM INVESTMENTS — 85.1%
185,294,268	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$185,294,268
80,770,214	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(b)	80,770,214
141,490,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	141,490,000
84,022,683	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	84,022,683
	TOTAL SHORT TERM INVESTMENTS (Cost $491,577,165)	$491,577,165
	TOTAL INVESTMENTS (Cost $546,989,233) — 97.7%(c)	$564,575,710
	Other Assets in Excess of Liabilities — 2.3%	13,351,114
	TOTAL NET ASSETS — 100.0%	$577,926,824

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $355,205,877.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.2900%	Goldman Sachs	12/10/2025	976,827	$171,539,967	$23,020,750
Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.7500%	Nomura	12/10/2025	628,619	85,706,196	37,955,145
Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	1,103,516	172,413,340	45,527,415
Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	268,469	49,765,078	3,922,815
Total return of common shares of Palantir Technologies, Inc.	SOFR + 2.8900%	Barclays	12/22/2025	2,424,252	378,257,982	101,290,857
					$857,682,563	$211,716,982

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

61

Direxion Daily QCOM Bear 1X ETF
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 111.8%
	Money Market Funds — 111.8%
1,880,256	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$1,880,256
321,968	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	321,968
260,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	260,000
456,889	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	456,889
	TOTAL SHORT TERM INVESTMENTS (Cost $2,919,113)(b)	$2,919,113
	TOTAL INVESTMENTS (Cost $2,919,113) — 111.8%	$2,919,113
	Liabilities in Excess of Other Assets — (11.8)%	(308,942)
	TOTAL NET ASSETS — 100.0%	$2,610,171

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,038,857.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.0000%	Total return of common shares of Qualcomm Inc.	Goldman Sachs	12/10/2025	6,463	$997,717	$(165,923)
SOFR + 0.1000%	Total return of common shares of Qualcomm Inc.	Bank of America Merrill Lynch	12/11/2025	4,000	622,840	(94,491)
SOFR + (2.0000)%	Total return of common shares of Qualcomm Inc.	Citibank N.A.	12/22/2025	1,519	238,831	(35,442)
SOFR + 1.5000%	Total return of common shares of Qualcomm Inc.	Barclays	12/22/2025	2,447	431,567	(9,737)
					$2,290,955	$(305,593)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

62

Direxion Daily QCOM Bull 2X ETF
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 20.6%
	Computer and Electronic Product Manufacturing — 20.6%
7,991	Qualcomm Inc.	$ 1,445,572
	TOTAL COMMON STOCKS (Cost $1,354,966)	$ 1,445,572
	SHORT TERM INVESTMENTS — 70.1%
962,947	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$962,947
1,050,320	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	1,050,320
1,670,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	1,670,000
1,238,220	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	1,238,220
	TOTAL SHORT TERM INVESTMENTS (Cost $4,921,487)	$ 4,921,487
	TOTAL INVESTMENTS (Cost $6,276,453) — 90.7%(b)	$6,367,059
	Other Assets in Excess of Liabilities — 9.3%	658,615
	TOTAL NET ASSETS — 100.0%	$ 7,025,674

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,958,540.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Qualcomm Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2025	15,166	$2,370,271	$334,609
Total return of common shares of Qualcomm Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	7,500	1,167,907	164,951
Total return of common shares of Qualcomm Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	14,112	2,292,055	229,472
Total return of common shares of Qualcomm Inc.	SOFR + 3.0000%	Barclays	12/22/2025	32,904	5,704,100	232,200
					$ 11,534,333	$961,232

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

63

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 45.6%
432,764	Global X Robotics & Artificial Intelligence ETF(a)(b)	$16,371,462
	TOTAL INVESTMENT COMPANIES (Cost $12,963,752)	$16,371,462
	SHORT TERM INVESTMENTS — 52.2%
	Money Market Funds — 52.2%
9,904,300	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$9,904,300
4,059,299	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	4,059,299
4,807,750	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	4,807,750
	TOTAL SHORT TERM INVESTMENTS (Cost $18,771,349)	$18,771,349
	TOTAL INVESTMENTS (Cost $31,735,101) — 97.8%(e)	$35,142,811
	Other Assets in Excess of Liabilities — 2.2%	783,291
	TOTAL NET ASSETS — 100.0%	$35,926,102

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,064,372.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.6500%	J.P. Morgan	12/16/2025	556,395	$15,185,142	$5,479,502
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.7900%	UBS Securities LLC	12/17/2025	237,762	8,042,528	873,519
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.8500%	Citibank N.A.	12/22/2025	120,315	4,060,256	433,051
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.7500%	Barclays	12/22/2025	552,126	17,410,258	3,135,616
					$44,698,184	$9,921,688

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

64

DIREXION DAILY S&P 500® BEAR 1X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 92.9%
	Money Market Funds — 92.9%
97,945,332	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$97,945,332
26,639,329	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	26,639,329
	TOTAL SHORT TERM INVESTMENTS (Cost $124,584,661)(b)	$124,584,661
	TOTAL INVESTMENTS (Cost $124,584,661) — 92.9%	$124,584,661
	Other Assets in Excess of Liabilities — 7.1%	9,494,421
	TOTAL NET ASSETS — 100.0%	$134,079,082

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,811,608.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.2500%	Total return of S&P 500® Index	UBS Securities LLC	12/17/2025	733	$4,435,097	$(445,097)
SOFR + 0.4800%	Total return of S&P 500® Index	Barclays	12/22/2025	18,869	125,085,386	(3,695,131)
					$129,520,483	$(4,140,228)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

65

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
COMMON STOCKS — 94.3%
Accommodation — 0.4%
1,406	Airbnb, Inc. Class A(a)	$177,916
771	Hilton Worldwide Holdings, Inc.	198,116
2,097	Host Hotels & Resorts, Inc.	33,594
1,012	Las Vegas Sands Corp.	60,062
739	Marriott International, Inc. Class C	192,569
669	MGM Resorts International(a)	21,428
277	Wynn Resorts Ltd.	32,960
		716,645
	Administrative and Support Services — 2.5%
281	Allegion PLC ADR (Ireland)	46,581
7,557	Amcor PLC ADR (United Kingdom)	59,700
309	Ameriprise Financial, Inc.	139,906
1,327	Automatic Data Processing, Inc.	345,418
106	Booking Holdings, Inc.	538,241
383	Broadridge Financial Solutions, Inc.	84,413
232	Corpay, Inc.(a)	60,401
406	Equifax, Inc.	85,707
124	FactSet Research System, Inc.	33,083
249	Gartner, Inc.(a)	61,837
968	Iron Mountain, Inc.	99,656
517	Live Nation Entertainment, Inc.(a)	77,307
789	Match Group, Inc.	25,516
506	Moody's Corp.	243,032
1,012	Paramount Skydance Corp.(b)	15,575
922	Rollins, Inc.	53,116
828	Royal Caribbean Cruises Ltd. ADR (Liberia)	237,495
6,836	Uber Technologies, Inc.(a)	659,674
5,569	Visa, Inc. Class A	1,897,581
1,215	Waste Management, Inc.	242,721
		5,006,960
	Air Transportation — 0.1%
2,126	Delta Air Lines, Inc.	121,990
1,721	Southwest Airlines Co.	52,146
1,061	United Continental Holdings, Inc.(a)	99,777
		273,913
	Ambulatory Health Care Services — 0.1%
117	DaVita, Inc.(a)	13,925
273	Labcorp Holdings, Inc.	69,331
178	Molina Healthcare, Inc.(a)	27,245
367	Quest Diagnostics, Inc.	64,574
3,822	Viatris, Inc.	39,596
		214,671
	Amusement, Gambling, and Recreation Industries — 0.3%
5,895	The Walt Disney Co.	663,895

The accompanying notes are an integral part of these financial statements.

66

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
COMMON STOCKS — (Continued)
Apparel Manufacturing — 0.1%
1,123	Cintas Corp.	$205,812
487	Deckers Outdoor Corp.(a)	39,691
126	Ralph Lauren Corp.	40,277
		285,780
	Beverage and Tobacco Product Manufacturing — 1.0%
5,507	Altria Group, Inc.	310,485
468	Constellation Brands, Inc. Class A(b)	61,486
4,453	Keurig Dr Pepper, Inc.	120,943
555	Molson Coors Brewing Co. Class B	24,264
2,337	Monster Beverage Corp.(a)	156,182
4,488	PepsiCo, Inc.	655,652
5,103	Philip Morris International, Inc.	736,516
		2,065,528
	Broadcasting and Content Providers — 0.3%
304	Charter Communications, Inc.(a)(b)	71,087
12,073	Comcast Corp. Class A	336,052
688	FOX Corp. Class A	44,479
433	FOX Corp. Class B	25,292
227	TKO Group Holdings, Inc.	42,767
8,116	Warner Bros Discovery, Inc.(a)	182,204
		701,881
	Building Material and Garden Equipment and Supplies Dealers — 0.9%
1,837	Lowe’s Companies, Inc.	437,445
171	Snap-on, Inc.	57,379
3,262	The Home Depot, Inc.	1,238,223
1,737	Tractor Supply Co.	93,989
		1,827,036
Chemical Manufacturing — 5.1%
5,791	AbbVie, Inc.	1,262,670
730	Air Products & Chemicals, Inc.	177,091
386	Albemarle Corp.	37,917
1,765	Amgen, Inc.	526,729
480	Biogen, Inc.(a)	74,050
514	Bio-Techne Corp.(b)	32,161
6,673	Bristol-Myers Squibb Co.	307,425
531	CF Industries Holdings, Inc.	44,227
799	Church & Dwight Co., Inc.	70,064
401	Clorox Co.	45,096
2,650	Colgate-Palmolive Co.	204,182
1,373	DuPont de Nemours, Inc.	112,105
376	Eastman Chemical Co.	22,380
837	Ecolab, Inc.	214,607
2,606	Eli Lilly & Co.	2,248,613
4,068	Gilead Sciences, Inc.	487,306

The accompanying notes are an integral part of these financial statements.

67

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
COMMON STOCKS — (Continued)
Chemical Manufacturing — (Continued)
537	Incyte Corp.(a)	$50,199
1,876	IntercontinentalExchange, Inc.	274,440
840	International Flavors & Fragrances, Inc.	52,895
6,291	Kenvue, Inc.	90,402
1,087	Kimberly-Clark Corp.	130,125
1,537	Linde PLC ADR (Ireland)	642,927
844	LyondellBasell Industries N.V. Class A ADR (Netherlands)	39,178
8,188	Merck & Co., Inc.	704,004
1,041	Mosaic Co.	28,575
18,638	Pfizer, Inc.	459,427
740	PPG Industries, Inc.	72,335
7,679	Procter & Gamble Co.	1,154,691
334	Regeneron Pharmaceuticals, Inc.	217,701
841	Vertex Pharmaceuticals, Inc.(a)	357,904
1,453	Zoetis, Inc.	209,363
		10,350,789
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.4%
357	Lululemon Athletica, Inc.(a)	60,883
1,073	Ross Stores, Inc.	170,521
3,657	TJX Companies, Inc.	512,492
		743,896
Computer and Electronic Product Manufacturing — 28.9%
5,320	Advanced Micro Devices, Inc.(a)	1,362,558
931	Agilent Technologies, Inc.	136,261
19,069	Alphabet, Inc.	5,362,012
15,309	Alphabet, Inc. Class C	4,314,382
757	AMETEK, Inc.	152,997
4,002	Amphenol Corp. Class A	557,639
1,627	Analog Devices, Inc.	380,930
48,650	Apple, Inc.	13,153,501
3,379	Arista Networks, Inc.(a)	532,835
15,420	Broadcom, Inc.	5,699,695
12,982	Cisco Systems, Inc.	949,114
2,089	Danaher Corp.	449,929
993	Dell Technologies, Inc.	160,876
352	First Solar, Inc.(a)	93,963
2,136	Fortinet, Inc.(a)	184,614
1,109	Fortive Corp.	55,827
1,497	GE HealthCare Technologies, Inc.	112,200
729	Hologic, Inc.(a)	53,880
3,079	HP, Inc.	85,196
14,349	Intel Corp.(a)	573,817
3,054	International Business Machines Corp.	938,830
352	Jabil Circuit, Inc.	77,753
565	Keysight Technologies, Inc.(a)	103,372

The accompanying notes are an integral part of these financial statements.

68

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
COMMON STOCKS — (Continued)
Computer and Electronic Product Manufacturing — (Continued)
613	L3Harris Technologies, Inc.	$177,218
4,149	Lam Research Corp.	653,302
1,769	Microchip Technology, Inc.	110,421
3,668	Micron Technology, Inc.	820,788
157	Monolithic Power Systems, Inc.	157,785
546	Motorola Solutions, Inc.	222,064
656	NetApp, Inc.	77,264
441	Northrop Grumman Corp.	257,301
79,989	NVIDIA Corp.	16,196,973
826	NXP Semiconductors NV ADR (Netherlands)	172,733
1,341	ON Semiconductor Corp.(a)	67,157
1,286	Otis Worldwide Corp.	119,289
2,189	Palto Alto Networks, Inc.(a)	482,105
3,536	Qualcomm, Inc.	639,662
380	Revvity, Inc.	35,564
353	Roper Technologies, Inc.	157,491
4,388	RTX Corp.	783,258
697	Seagate Technology Holdings PLC ADR (Ireland)	178,348
487	Skyworks Solutions, Inc.	37,850
1,644	Super Micro Computer, Inc.(a)	85,422
154	Teledyne Technologies, Inc.(a)	81,130
522	Teradyne, Inc.	94,879
2,980	Texas Instruments, Inc.	481,151
1,238	Thermo Fisher Scientific, Inc.	702,429
780	Trimble, Inc.(a)	62,205
813	Veralto Corp.	80,227
195	Waters Corp.(a)	68,172
1,137	Western Digital Corp.	170,789
166	Zebra Technologies Corp. Class A(a)	44,696
		58,709,854
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.1%
1,782	Fiserv, Inc.(a)	118,842
	Construction of Buildings — 0.2%
909	D.R. Horton, Inc.	135,514
746	Lennar Corp. Class A	92,332
9	NVR, Inc.(a)	64,897
647	PulteGroup, Inc.	77,556
		370,299
	Couriers and Messengers — 0.2%
711	FedEx Corp.	180,466
2,413	United Parcel Service, Inc. Class B	232,662
		413,128

The accompanying notes are an integral part of these financial statements.

69

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
COMMON STOCKS — (Continued)
Credit Intermediation and Related Activities — 5.0%
1,779	American Express Co.	$641,739
22,339	Bank of America Corp.	1,194,020
2,311	Bank of New York Mellon Corp.	249,426
2,097	Capital One Financial Corp.	461,319
6,035	Citigroup, Inc.	610,923
1,414	Citizens Financial Group, Inc.	71,930
742	Coinbase Global, Inc.(a)	255,085
1,712	Fidelity National Information Services, Inc.	107,034
2,170	Fifth Third Bancorp	90,315
795	Global Payments, Inc.	61,819
5,155	Huntington Bancshares, Inc.	79,593
9,014	JPMorgan Chase & Co.	2,804,436
3,055	KeyCorp	53,737
512	M&T Bank Corp.	94,141
2,707	MasterCard, Inc. Class A	1,494,237
627	Northern Trust Corp.	80,676
1,291	PNC Financial Services Group, Inc.	235,672
2,926	Regions Financial Corp.	70,809
930	State Street Corp.	107,564
1,220	Synchrony Financial	90,744
4,227	Truist Financial Corp.	188,651
5,101	U.S. Bancorp	238,115
10,502	Wells Fargo & Co.	913,359
		10,195,344
	Electrical Equipment, Appliance, and Component Manufacturing — 0.3%
375	A.O. Smith Corp.	24,746
257	Axon Enterprise, Inc.(a)	188,183
1,845	Emerson Electric Co.	257,507
193	Generac Holdings, Inc.(a)	32,428
369	Rockwell Automation, Inc.	135,925
		638,789
	Fabricated Metal Product Manufacturing — 0.1%
892	Ball Corp.	41,924
752	Nucor Corp.	112,837
537	Pentair PLC ADR (Ireland)	57,110
508	Stanley Black & Decker, Inc.	34,402
		246,273
	Food and Beverage Retailers — 0.1%
1,994	Kroger Co.	126,878
Food Manufacturing — 0.9%
1,575	Archer-Daniels-Midland Co.	95,335
12,697	Coca-Cola Co.	874,823
1,753	General Mills, Inc.	81,707
956	Hormel Foods Corp.	20,640

The accompanying notes are an integral part of these financial statements.

70

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
COMMON STOCKS — (Continued)
Food Manufacturing — (Continued)
882	Kellanova	$73,259
457	Lamb Weston Holdings, Inc.	28,211
829	McCormick & Co, Inc.	53,189
4,242	Mondelez International, Inc.	243,745
645	The Campbell's Company	19,434
486	The Hershey Co.	82,440
350	The J.M. Smucker Co.	36,242
2,794	The Kraft Heinz Co.	69,096
937	Tyson Foods, Inc. Class A	48,171
		1,726,292
	Food Services and Drinking Places — 0.8%
4,395	Chipotle Mexican Grill, Inc.(a)	139,278
383	Darden Restaurants, Inc.	68,997
1,214	DoorDash, Inc.(a)	308,805
2,339	McDonald’s Corp.	698,028
3,726	Starbucks Corp.	301,322
910	Yum! Brands, Inc.	125,771
		1,642,201
	Funds, Trusts, and Other Financial Vehicles — 0.1%
536	Garmin Ltd. ADR (Switzerland)	114,672
721	T. Rowe Price Group, Inc.	73,924
		188,596
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.0%(†)
645	Best Buy Co., Inc.	52,980
	Gasoline Stations and Fuel Dealers — 0.5%
6,310	Chevron Corp.	995,213
	General Merchandise Retailers — 5.4%
31,816	Amazon.com, Inc.(a)	7,770,104
1,454	Costco Wholesale Corp.	1,325,248
722	Dollar General Corp.	71,233
636	Dollar Tree, Inc.(a)	63,040
1,498	eBay, Inc.	121,802
1,490	Target Corp.	138,153
14,389	Walmart, Inc.	1,455,879
404	Williams-Sonoma, Inc.	78,513
		11,023,972
	Health and Personal Care Retailers — 0.2%
4,158	CVS Health Corp.	324,948
147	Ulta Beauty, Inc.(a)	76,422
		401,370

The accompanying notes are an integral part of these financial statements.

71

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
COMMON STOCKS — (Continued)
Hospitals — 0.1%
537	HCA Healthcare, Inc.	$246,848
184	Universal Health Services, Inc. Class B	39,930
		286,778
	Insurance Carriers and Related Activities — 3.7%
1,578	Aflac, Inc.	169,146
864	Allstate Corp.	165,473
1,816	American International Group, Inc.	143,391
1,219	Arch Capital Group Ltd. ADR	105,212
841	Arthur J. Gallagher & Co.	209,821
165	Assurant, Inc.	34,934
6,011	Berkshire Hathaway, Inc. Class B(a)	2,870,493
961	Brown & Brown, Inc.	76,630
1,530	Centene Corp.(a)	54,116
1,216	Chubb Limited ADR (Switzerland)	336,759
875	Cigna Corp.	213,859
513	Cincinnati Financial Corp.	79,305
739	Elevance Health, Inc.	234,411
83	Erie Indemnity Co. Class A	24,289
138	Everest Re Group Ltd. ADR	43,404
265	Globe Life, Inc.	34,850
394	Humana, Inc.	109,607
557	Loews Corp.	55,455
1,612	Marsh & McLennan Companies, Inc.	287,178
1,831	MetLife, Inc.	146,150
665	Principal Financial Group, Inc.	55,886
1,922	Progressive Corp.	395,932
1,154	Prudential Financial, Inc.	120,016
922	The Hartford Insurance Group, Inc.	114,494
739	Travelers Companies, Inc.	198,510
2,969	UnitedHealth Group, Inc.	1,014,092
982	W.R. Berkley Corp.	70,056
320	Willis Towers Watson PLC ADR (Ireland)	100,192
		7,463,661
	Leather and Allied Product Manufacturing — 0.2%
3,895	NIKE, Inc. Class B	251,578
683	Tapestry, Inc.	75,007
		326,585
Machinery Manufacturing — 2.2%
2,631	Applied Materials, Inc.	613,286
3,232	Baker Hughes Co.	156,461
2,622	Carrier Global Corp.	155,983
1,536	Caterpillar, Inc.	886,671
452	Cummins, Inc.	197,831
826	Deere & Co.	381,307
3,477	GE Aerospace	1,074,219

The accompanying notes are an integral part of these financial statements.

72

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
COMMON STOCKS — (Continued)
Machinery Manufacturing — (Continued)
247	IDEX Corp.	$42,351
1,185	Ingersoll Rand, Inc.	90,451
67	Mettler-Toledo International, Inc.(a)	94,892
176	Nordson Corp.	40,823
419	Parker Hannifin Corp.	323,816
729	Trane Technologies PLC ADR (Ireland)	327,066
798	Xylem, Inc.	120,378
		4,505,535
	Management of Companies and Enterprises — 0.5%
5,706	Abbott Laboratories	705,376
707	Aon PLC ADR (United Kingdom)	240,861
459	Bunge Global SA ADR (Switzerland)	43,421
1,481	Norwegian Cruise Line Holdings Ltd. ADR(a)	33,204
1,712	Smurfit WestRock PLC ADR (Ireland)	63,207
		1,086,069
	Merchant Wholesalers, Durable Goods — 0.9%
362	Builders FirstSource, Inc.(a)	42,054
2,916	Copart, Inc.(a)	125,417
3,762	Fastenal Co.	154,806
456	Genuine Parts Co.	58,053
338	Henry Schein, Inc.(a)	21,362
174	Hubbell, Inc.	81,780
129	Huntington Ingalls Industries, Inc.	41,541
2,145	Johnson Controls International PLC ADR (Ireland)	245,367
433	KLA-Tencor Corp.	523,384
104	Lennox International, Inc.	52,520
844	LKQ Corp.	26,974
171	Mohawk Industries, Inc.(a)	19,432
107	Pool Corp.	28,575
968	TE Connectivity PLC ADR (Ireland)	239,106
144	W.W. Grainger, Inc.	140,976
		1,801,347
	Merchant Wholesalers, Nondurable Goods — 0.7%
577	Brown Forman Corp. Class B	15,712
783	Cardinal Health, Inc.	149,373
635	Cencora, Inc.	214,509
1,571	ConAgra Brands, Inc.	27,006
102	Domino’s Pizza, Inc.	40,643
869	Illinois Tool Works, Inc.	211,966
408	McKesson Corp.	331,027
1,566	Sysco Corp.	116,322
761	The Sherwin Williams Co.	262,499
		1,369,057

The accompanying notes are an integral part of these financial statements.

73

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
COMMON STOCKS — (Continued)
Mining (except Oil and Gas) — 0.4%
4,707	Freeport-McMoRan Copper & Gold, Inc.	$196,282
198	Martin Marietta Materials, Inc.	121,394
3,601	Newmont Corp.	291,573
433	Vulcan Materials Co.	125,353
		734,602
	Miscellaneous Manufacturing — 2.4%
1,746	3M Co.	290,709
221	Align Technology, Inc.(a)	30,472
1,684	Baxter International, Inc.	31,104
940	Becton, Dickinson & Co.	167,987
4,858	Boston Scientific Corp.(a)	489,298
1,285	DexCom, Inc.(a)	74,813
450	Dover Corp.	81,657
1,925	Edwards Lifesciences Corp.(a)	158,716
768	Estee Lauder Companies, Inc. Class A	74,258
437	Hasbro, Inc.	33,348
231	Insulet Corp.(a)	72,305
1,175	Intuitive Surgical, Inc.(a)	627,779
7,895	Johnson & Johnson	1,491,129
4,200	Medtronic PLC ADR (Ireland)	380,940
480	ResMed, Inc.	118,502
484	Solventum Corp.(a)	33,415
322	Steris PLC ADR (Ireland)	75,895
1,128	Stryker Corp.	401,839
585	Textron, Inc.	47,274
654	The Cooper Companys, Inc.(a)	45,721
649	Zimmer Biomet Holdings, Inc.	65,263
		4,792,424
	Motion Picture and Sound Recording Industries — 0.8%
1,393	Netflix, Inc.(a)	1,558,572
	Motor Vehicle and Parts Dealers — 0.2%
55	AutoZone, Inc.(a)	202,094
2,781	O’Reilly Automotive, Inc.(a)	262,637
		464,731
	National Security and International Affairs — 0.0%(†)
420	Leidos Holdings, Inc.	79,997
	Nonmetallic Mineral Product Manufacturing — 0.1%
2,556	Corning, Inc.	227,689
Oil and Gas Extraction — 1.2%
1,173	APA Corp.	26,568
2,502	Coterra Energy, Inc.	59,197
2,081	Devon Energy Corp.	67,612
617	Diamondback Energy, Inc.	88,348

The accompanying notes are an integral part of these financial statements.

74

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
COMMON STOCKS — (Continued)
Oil and Gas Extraction — (Continued)
2,798	Dominion Energy, Inc.	$164,215
1,790	EOG Resources, Inc.	189,454
2,046	EQT Corp.	109,625
781	Expand Energy Corp.	80,685
13,976	Exxon Mobil Corp.	1,598,295
2,356	Occidental Petroleum Corp.	97,067
		2,481,066
	Paper Manufacturing — 0.0%(†)
293	Packaging Corp of America	57,358
	Performing Arts, Spectator Sports, and Related Industries — 0.1%
739	Electronic Arts, Inc.	147,844
	Petroleum and Coal Products Manufacturing — 0.5%
4,094	ConocoPhillips	363,793
997	Marathon Petroleum Corp.	194,325
1,324	Phillips 66	180,249
1,019	Valero Energy Corp.	172,782
		911,149
	Pipeline Transportation — 0.2%
706	Targa Resources Corp.	108,752
4,003	Williams Companies, Inc.	231,654
		340,406
	Plastics and Rubber Products Manufacturing — 0.1%
256	Avery Dennison Corp.	44,772
236	West Pharmaceutical Services, Inc.	66,568
		111,340
	Primary Metal Manufacturing — 0.2%
1,321	Howmet Aerospace, Inc.	272,060
454	Steel Dynamics, Inc.	71,187
		343,247
Professional, Scientific, and Technical Services — 5.7%
2,042	Accenture PLC Class A ADR (Ireland)	510,704
887	AppLovin Corp.(a)	565,312
430	CDW Corp.	68,529
161	Charles River Laboratories International, Inc.(a)	28,991
1,601	Cognizant Technology Solutions Corp. Class A	116,681
1,276	Eaton Corporation PLC ADR (Ireland)	486,871
182	EPAM Systems, Inc.(a)	29,764
695	Extra Space Storage, Inc.	92,810
189	F5 Networks, Inc.(a)	47,826
454	GoDaddy, Inc.(a)	60,441
262	IDEXX Laboratories, Inc.(a)	164,932
1,731	International Paper Co.	66,886

The accompanying notes are an integral part of these financial statements.

75

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
COMMON STOCKS — (Continued)
Professional, Scientific, and Technical Services — (Continued)
1,201	Interpublic Group of Companies, Inc.	$30,818
557	IQVIA Holdings, Inc.(a)	120,568
239	Jack Henry & Associates, Inc.	35,597
392	Jacobs Solutions, Inc.	61,078
7,110	Meta Platforms, Inc.	4,609,768
1,136	Moderna, Inc.(a)	30,854
635	Omnicom Group, Inc.(b)	47,638
5,433	Oracle Corp.	1,426,760
7,456	Palantir Technologies, Inc.(a)	1,494,704
1,063	Paychex, Inc.	124,403
164	Paycom Software, Inc.	30,683
393	PTC, Inc.(a)	78,026
682	ServiceNow, Inc.(a)	626,949
520	Solstice Advanced Materials, Inc.(a)	23,436
569	Take-Two Interactive Software, Inc.(a)	145,875
1,461	The Trade Desk, Inc.(a)	73,459
276	VeriSign, Inc.	66,185
458	Verisk Analytics, Inc. Class A	100,192
708	Workday, Inc.(a)	169,863
		11,536,603
	Publishing Industries — 8.1%
1,391	Adobe, Inc.(a)	473,371
470	Akamai Technologies, Inc.(a)	35,297
702	Autodesk, Inc.(a)	211,541
1,802	Block, Inc.(a)	136,844
893	Cadence Design Systems, Inc.(a)	302,450
818	CrowdStrike Holdings, Inc.(a)	444,182
1,060	Datadog, Inc.(a)	172,579
524	Dayforce, Inc.(a)	36,020
79	Fair Isaac Corp.(a)	131,103
1,837	Gen Digital, Inc.	48,423
4,302	Hewlett Packard Enterprise Co.	105,055
914	Intuit, Inc.	610,141
24,367	Microsoft Corp.	12,617,476
1,234	News Corp. Class A	32,701
365	News Corp. Class B	11,121
3,134	Salesforce, Inc.	816,125
607	Synopsys, Inc.(a)	275,469
142	Tyler Technologies, Inc.(a)	67,629
		16,527,527
	Rail Transportation — 0.3%
6,112	CSX Corp.	220,154
1,944	Union Pacific Corp.	428,400
		648,554

The accompanying notes are an integral part of these financial statements.

76

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
COMMON STOCKS — (Continued)
Real Estate — 1.4%
510	Alexandria Real Estate Equities, Inc.	$29,692
1,535	American Tower Corp.	274,734
467	AvalonBay Communities, Inc.	81,221
483	BXP, Inc.(b)	34,385
350	Camden Property Trust	34,818
961	CBRE Group, Inc. Class A(a)	146,485
1,428	Crown Castle, Inc.	128,834
1,051	Digital Realty Trust, Inc.	179,101
1,139	Equity Residential	67,702
211	Essex Property Trust, Inc.	53,124
257	Federal Realty Investment Trust	24,721
2,278	Healthpeak Properties, Inc.	40,890
1,849	Invitation Homes, Inc.	52,049
2,220	Kimco Realty Corp.	45,865
383	Mid-America Apartment Communities, Inc.	49,112
3,043	Prologis, Inc.	377,606
517	Public Storage	144,016
2,997	Realty Income Corp.	173,766
535	Regency Centers Corp.	36,888
1,070	Simon Property Group, Inc.	188,063
988	UDR, Inc.	33,286
1,490	Ventas, Inc.	109,947
3,496	VICI Properties, Inc.	104,845
2,192	Welltower, Inc.	396,840
2,365	Weyerhaeuser Co.	54,395
		2,862,385
	Rental and Leasing Services — 0.1%
211	United Rentals, Inc.	183,819
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.5%
1,509	Apollo Global Management, Inc.	187,584
472	Blackrock, Inc.	511,086
342	Cboe Global Markets, Inc.	84,009
5,593	Charles Schwab Corp.	528,650
1,181	CME Group, Inc.	313,544
2,324	Dow, Inc.	55,427
1,004	Franklin Resources, Inc.	22,701
992	Goldman Sachs Group, Inc.	783,055
1,459	Interactive Brokers Group, Inc. Class A	102,655
1,462	Invesco Ltd. ADR	34,649
2,249	KKR & Co., Inc.	266,124
3,977	Morgan Stanley	652,228
254	MSCI, Inc. Class A	149,492
1,487	NASDAQ OMX Group, Inc.	127,124
582	Raymond James Financial, Inc.	92,346

The accompanying notes are an integral part of these financial statements.

77

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
COMMON STOCKS — (Continued)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
2,537	Robinhood Markets, Inc.(a)	$372,381
1,024	S&P Global, Inc.	498,903
2,417	The Blackstone Group, Inc.	354,429
		5,136,387
	Specialty Trade Contractors — 0.2%
146	EMCOR Group, Inc.	98,664
489	Quanta Services, Inc.	219,624
		318,288
	Support Activities for Agriculture and Forestry — 0.1%
2,226	Corteva, Inc.	136,765
	Support Activities for Mining — 0.1%
2,795	Halliburton Co.	75,018
4,891	SLB Ltd. ADR	176,369
		251,387
	Support Activities for Transportation — 0.2%
387	C.H. Robinson Worldwide, Inc.	59,594
388	Expedia, Inc.	85,360
445	Expeditors International of Washington, Inc.	54,246
251	J.B. Hunt Transport Services, Inc.	42,384
735	Norfolk Southern Corp.	208,284
		449,868
	Telecommunications — 1.0%
23,440	AT&T, Inc.	580,140
321	Equinix, Inc.	271,569
3,132	PayPal Holdings, Inc.(a)	216,954
352	SBA Communications Corp.	67,401
1,587	T-Mobile US, Inc.	333,349
13,822	Verizon Communications, Inc.	549,286
		2,018,699
	Transportation Equipment Manufacturing — 3.3%
714	Aptiv PLC ADR(a)	57,905
2,479	Boeing Co.(a)	498,329
12,814	Ford Motor Co.	168,248
828	General Dynamics Corp.	285,577
3,122	General Motors Co.	215,699
2,082	Honeywell International, Inc.	419,169
673	Lockheed Martin Corp.	331,035
1,721	Paccar, Inc.	169,347
9,200	Tesla, Inc.(a)	4,200,352
184	TransDigm Group, Inc.	240,766
560	Wabtec Corp.	114,486
		6,700,913

The accompanying notes are an integral part of these financial statements.

78

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
COMMON STOCKS — (Continued)
Truck Transportation — 0.0%(†)
606	Old Dominion Freight Line, Inc.	$85,095
	Utilities — 2.6%
2,335	AES Corp.	32,386
843	Alliant Energy Corp.	56,329
886	Ameren Corp.	90,390
1,753	American Electric Power Co., Inc.	210,816
639	American Water Works Co., Inc.	82,067
526	Atmos Energy Corp.	90,325
2,140	CenterPoint Energy, Inc.	81,833
981	CMS Energy Corp.	72,152
1,182	Consolidated Edison, Inc.	115,139
1,024	Constellation Energy Corp.	386,048
681	DTE Energy Co.	92,303
2,550	Duke Energy Corp.	316,965
1,261	Edison International	69,834
1,463	Entergy Corp.	140,580
754	Evergy, Inc.	57,915
1,217	Eversource Energy	89,827
3,311	Exelon Corp.	152,703
1,704	FirstEnergy Corp.	78,094
892	GE Vernova, Inc.	521,945
6,411	Kinder Morgan, Inc.	167,904
6,751	NextEra Energy, Inc.	549,531
1,543	NiSource, Inc.	64,976
634	NRG Energy, Inc.	108,959
2,065	ONEOK, Inc.	138,355
7,205	PG&E Corp.	114,992
392	Pinnacle West Capital Corp.	34,700
2,424	PPL Corp.	88,524
1,636	Public Service Enterprise Group, Inc.	131,796
2,139	Sempra Energy	196,660
3,606	Southern Co.	339,108
63	Texas Pacific Land Corp.	59,433
1,044	Vistra Corp.	196,585
1,056	WEC Energy Group, Inc.	117,987
1,939	Xcel Energy, Inc.	157,389
		5,204,550
	Waste Management and Remediation Services — 0.1%
665	Republic Services, Inc.	138,480
	Water Transportation — 0.1%
3,559	Carnival Corp. ADR (Panama)(a)	102,606
Web Search Portals, Libraries, Archives, and Other Information Services — 0.0%
1,389	CoStar Group, Inc.(a)	95,577

The accompanying notes are an integral part of these financial statements.

79

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
COMMON STOCKS — (Continued)
Wood Product Manufacturing — 0.0%(†)
686	Masco Corp.	$44,425
	TOTAL COMMON STOCKS (Cost $141,880,260)	$191,232,410
	SHORT TERM INVESTMENTS — 5.5%
	Money Market Funds — 5.5%
9,117,893	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$9,117,893
201,505	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	201,505
1,882,695	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	1,882,695
	TOTAL SHORT TERM INVESTMENTS (Cost $11,202,093)	$11,202,093
	TOTAL INVESTMENTS (Cost $153,082,353) — 99.8%(e)	$202,434,503
	Other Assets in Excess of Liabilities — 0.2%	421,296
	TOTAL NET ASSETS — 100.0%	$202,855,799

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $113,429,078.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	SOFR + 0.7000%	Goldman Sachs	12/10/2025	9,944	$60,544,205	$5,901,536
Total return of S&P 500® Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2025	18,680	101,810,712	23,978,876
Total return of S&P 500® Index	SOFR + 0.6300%	Citibank N.A.	12/22/2025	2,732	16,361,644	1,989,977
					$ 178,716,561	$31,870,389

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

80

DIREXION DAILY S&P OIL & GAS EXP. & PROD. BEAR 2X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 103.7%
	Money Market Funds — 103.7%
37,003,403	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$37,003,403
3,874,727	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	3,874,727
9,656,992	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	9,656,992
	TOTAL SHORT TERM INVESTMENTS (Cost $50,535,122)(b)	$ 50,535,122
	TOTAL INVESTMENTS (Cost $50,535,122) — 103.7%	$50,535,122
	Liabilities in Excess of Other Assets — (3.7)%	(1,822,726)
	TOTAL NET ASSETS — 100.0%	$ 48,712,396

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,050,399.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.6300%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Goldman Sachs	12/10/2025	4,000	$20,916,598	$1,623,908
SOFR + 0.7000%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/11/2025	1,000	5,400,455	626,230
SOFR + 0.5800%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/16/2025	4,866	24,280,719	594,012
SOFR + 0.2000%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/17/2025	7,282	33,901,350	(1,457,048)
SOFR + 0.4700%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/22/2025	2,764	15,508,190	2,254,680
					$100,007,312	$3,641,782

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

81

DIREXION DAILY S&P OIL & GAS EXP. & PROD. BULL 2X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 74.7%
	Chemical Manufacturing — 0.4%
293,713	Gevo, Inc.(a)(b)	$687,288
	Funds, Trusts, and Other Financial Vehicles — 1.9%
184,415	Magnolia Oil & Gas Corp.(b)	4,141,961
	Gasoline Stations and Fuel Dealers — 3.5%
28,395	Chevron Corp.	4,478,460
86,466	Delek US Holdings, Inc.(b)	3,264,956
		7,743,416
	Merchant Wholesalers, Durable Goods — 0.2%
15,700	REX American Resources Corp.(a)	502,871
	Merchant Wholesalers, Nondurable Goods - 2.7%
87,542	HF Sinclair Corp.	4,517,167
60,372	World Kinect Corp.	1,560,616
		6,077,783
	Oil and Gas Extraction — 42.0%
136,363	Antero Resources Corp.(a)	4,214,980
192,328	APA Corp.	4,356,229
28,251	BKV Corp.(a)	666,441
73,579	California Resources Corp.	3,470,721
42,043	Chord Energy Corp.	3,814,141
185,703	Clean Energy Fuels Corp.(a)	531,111
152,987	CNX Resources Corp.(a)(b)	5,149,542
124,105	Comstock Resources, Inc.(a)(b)	2,326,969
183,815	Coterra Energy, Inc.	4,349,063
314,125	Crescent Energy Co.(b)	2,648,074
126,106	Devon Energy Corp.	4,097,184
32,075	Diamondback Energy, Inc.	4,592,819
37,244	EOG Resources, Inc.	3,941,905
87,542	EQT Corp.	4,690,500
46,434	Expand Energy Corp.	4,797,097
39,813	Exxon Mobil Corp.	4,553,015
107,844	Green Plains, Inc.(a)	1,108,636
758,276	Kosmos Energy Ltd.(a)	1,190,493
90,604	Matador Resources Co.	3,575,234
171,829	Murphy Oil Corp.	4,862,761
151,896	Northern Oil and Gas, Inc.(b)	3,361,459
96,726	Occidental Petroleum Corp.	3,985,111
81,540	Par Pacific Holdings, Inc.(a)	3,259,969
128,573	Range Resources Corp.	4,570,770
29,498	SandRidge Energy, Inc.	351,321
164,021	SM Energy Co.	3,426,399
78,576	VAALCO Energy, Inc.(b)	308,804
114,188	Viper Energy, Inc.	4,288,901
29,837	Vitesse Energy, Inc.(b)	648,955
		93,138,604

The accompanying notes are an integral part of these financial statements.

82

DIREXION DAILY S&P OIL & GAS EXP. & PROD. BULL 2X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Petroleum and Coal Products Manufacturing — 11.9%
66,599	Calumet, Inc.(a)(b)	$1,302,677
47,494	ConocoPhillips	4,220,317
44,396	CVR Energy, Inc.(a)	1,580,054
24,652	Marathon Petroleum Corp.	4,804,921
122,780	PBF Energy, Inc. Class A	4,195,393
34,087	Phillips 66	4,640,604
28,265	Valero Energy Corp.	4,792,613
47,833	Vital Energy, Inc.(a)	751,456
		26,288,035
	Printing and Related Support Activities — 1.8%
315,009	Permian Resources Corp.	3,956,513
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.6%
131,248	Sable Offshore Corp.(a)(b)	1,372,854
	Support Activities for Mining — 6.4%
132,533	Civitas Resources, Inc.(b)	3,820,926
24,045	Gulfport Energy Corp.(a)	4,472,611
104,490	Ovintiv, Inc.	3,919,420
199,604	Talos Energy, Inc.(a)	1,958,115
		14,171,072
	Utilities — 3.3%
4,780	Texas Pacific Land Corp.	4,509,356
320,645	Venture Global, Inc.(b)	2,747,928
		7,257,284
	TOTAL COMMON STOCKS (Cost $179,488,571)	$165,337,681
	SHORT TERM INVESTMENTS — 28.8%
	Money Market Funds - 28.8%
46,911,866	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$46,911,866
28,941	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	28,941
16,923,063	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	16,923,063
	TOTAL SHORT TERM INVESTMENTS (Cost $63,863,870)	$63,863,870
	TOTAL INVESTMENTS (Cost $243,352,441) — 103.5%(e)	$229,201,551
	Liabilities in Excess of Other Assets — (3.5)%	(7,778,574)
	TOTAL NET ASSETS — 100.0%	$221,422,977

The accompanying notes are an integral part of these financial statements.

83

DIREXION DAILY S&P OIL & GAS EXP. & PROD. BULL 2X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $136,328,371.
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.7500%	BNP Paribas	12/5/2025	4,000	$21,450,200	$(2,403,987)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.8400%	Goldman Sachs	12/10/2025	11,300	54,259,774	574,634
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.9000%	Bank of America Merrill Lynch	12/11/2025	8,182	42,916,661	(3,888,107)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.8200%	J.P. Morgan	12/16/2025	9,312	44,580,599	804,297
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.5600%	UBS Securities LLC	12/17/2025	11,797	53,463,132	3,806,066
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.7100%	Citibank N.A.	12/22/2025	12,128	56,252,928	2,317,095
					$272,923,294	$1,209,998

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

84

DIREXION DAILY SEMICONDUCTORS TOP 5 BEAR 2X ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 122.3%
	Money Market Funds — 122.3%
1,592,458	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$1,592,458
490,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	490,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,082,458)(b)	$2,082,458
	TOTAL INVESTMENTS (Cost $2,082,458) — 122.3%	$2,082,458
	Liabilities in Excess of Other Assets — (22.3)%	(380,346)
	TOTAL NET ASSETS — 100.0%	$1,702,112

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,330,000.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.0500%	Total return of NYSE Semiconductor Top 5 Equal Weight Index	BNP Paribas	12/5/2025	939	$1,558,936	$(224,873)
SOFR + 0.7000%	Total return of NYSE Semiconductor Top 5 Equal Weight Index	Barclays	12/22/2025	849	1,449,121	(164,321)
					$3,008,057	$(389,194)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

85

DIREXION DAILY SEMICONDUCTORS TOP 5 BULL 2X ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 32.3%
	Computer and Electronic Product Manufacturing — 25.5%
1,969	Advanced Micro Devices, Inc.(a)	$504,300
870	Broadcom, Inc.	321,578
1,758	NVIDIA Corp.	355,978
1,204	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	361,718
		1,543,574
	Machinery Manufacturing — 6.8%
388	ASML Holding NV ADR (Netherlands)	410,981
	TOTAL COMMON STOCKS (Cost $1,645,188)	$1,954,555
	SHORT TERM INVESTMENTS — 47.0%
	Money Market Funds — 47.0%
1,572,979	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$1,572,979
530,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	530,000
740,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	740,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,842,979)	$2,842,979
	TOTAL INVESTMENTS (Cost $4,488,167) — 79.3%(c)	$4,797,534
	Other Assets in Excess of Liabilities — 20.7%	1,250,470
	TOTAL NET ASSETS — 100.0%	$6,048,004

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,906,110.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NYSE Semiconductor Top 5 Equal Weight Index	SOFR + 0.8000%	BNP Paribas	12/5/2025	986	$1,579,969	$291,126
Total return of NYSE Semiconductor Top 5 Equal Weight Index	SOFR + 0.9800%	Bank of America Merrill Lynch	12/11/2025	1,644	3,135,833	(6,323)
Total return of NYSE Semiconductor Top 5 Equal Weight Index	SOFR + 1.0000%	Barclays	12/22/2025	2,697	4,665,578	454,511
					$9,381,380	$739,314

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

86

DIREXION DAILY SHOP BEAR 1X ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 111.6%
	Money Market Funds — 111.6%
1,469,714	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$1,469,714
1,131,721	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	1,131,721
410,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	410,000
302,156	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	302,156
	TOTAL SHORT TERM INVESTMENTS (Cost $3,313,591)(b)	$ 3,313,591
	TOTAL INVESTMENTS (Cost $3,313,591) — 111.6%	$3,313,591
	Liabilities in Excess of Other Assets — (11.6)%	(345,619)
	TOTAL NET ASSETS — 100.0%	$ 2,967,972

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,843,877.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.0000%	Total return of Shopify Inc.	Bank of America Merrill Lynch	12/11/2025	1,574	$232,569	$(39,537)
SOFR + (2.0000)%	Total return of Shopify Inc.	Citibank N.A.	12/22/2025	1,055	172,137	(11,118)
SOFR + 1.5000%	Total return of Shopify Inc.	Barclays	12/22/2025	5,099	792,703	(85,462)
SOFR + 0.0000%	Total return of Shopify Inc.	Goldman Sachs	9/9/2026	9,343	1,405,425	(213,808)
					$ 2,602,834	$(349,925)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

87

DIREXION DAILY SHOP BULL 2X ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 0.0%(†)
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.0%(†)
1	Shopify Inc.(a)	$174
	TOTAL COMMON STOCKS (Cost $127)	$174
	SHORT TERM INVESTMENTS — 80.0%
342,755	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$342,755
2,265,047	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(b)	2,265,047
840,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	840,000
3,326,111	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	3,326,111
	TOTAL SHORT TERM INVESTMENTS (Cost $6,773,913)	$ 6,773,913
	TOTAL INVESTMENTS (Cost $6,774,040) — 80.0%(c)	$6,774,087
	Other Assets in Excess of Liabilities — 20.0%	1,692,812
	TOTAL NET ASSETS — 100.0%	$ 8,466,899

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,731,157.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Shopify Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2025	28,751	$4,998,649	$(57,591)
Total return of common shares of Shopify Inc.	SOFR + 5.0000%	Nomura	12/10/2025	9,955	1,727,126	2,693
Total return of common shares of Shopify Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	26,509	3,849,756	725,956
Total return of common shares of Shopify Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	19,350	2,852,681	484,629
Total return of common shares of Shopify Inc.	SOFR + 3.0000%	Barclays	12/22/2025	12,836	1,759,738	449,235
					$ 15,187,950	$1,604,922

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

88

DIREXION DAILY TECHNOLOGY TOP 5 BEAR 2X ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 106.2%
	Money Market Funds — 106.2%
1,501,911	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$1,501,911
290,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	290,000
635,323	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	635,323
	TOTAL SHORT TERM INVESTMENTS (Cost $2,427,234)(b)	$ 2,427,234
	TOTAL INVESTMENTS (Cost $2,427,234) — 106.2%	$2,427,234
	Liabilities in Excess of Other Assets — (6.2)%	(141,554)
	TOTAL NET ASSETS — 100.0%	$ 2,285,680

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $925,323.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.5500%	Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	Bank of America Merrill Lynch	12/11/2025	80	$956,143	$(19,510)
SOFR + 0.6500%	Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	Citibank N.A.	12/22/2025	150	1,758,078	(67,673)
SOFR + 0.5500%	Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	Barclays	12/22/2025	144	1,690,097	(63,346)
					$ 4,404,318	$(150,529)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

89

DIREXION DAILY TECHNOLOGY TOP 5 BULL 2X ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 45.5%
	Computer and Electronic Product Manufacturing — 29.4%
1,825	Apple, Inc.	$493,425
1,120	Broadcom, Inc.	413,985
2,334	NVIDIA Corp.	472,612
		1,380,022
	Professional, Scientific, and Technical Services — 7.0%
1,260	Oracle Corp.	330,889
	Publishing Industries — 9.1%
827	Microsoft Corp.	428,229
	TOTAL COMMON STOCKS (Cost $2,053,902)	$2,139,140
	SHORT TERM INVESTMENTS — 30.2%
	Money Market Funds — 30.2%
559,394	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$559,394
90,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	90,000
770,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	770,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,419,394)	$1,419,394
	TOTAL INVESTMENTS (Cost $3,473,296) — 75.7%(b)	$3,558,534
	Other Assets in Excess of Liabilities — 24.3%	1,144,563
	TOTAL NET ASSETS — 100.0%	$4,703,097

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,390,954.
The accompanying notes are an integral part of these financial statements.

90

DIREXION DAILY TECHNOLOGY TOP 5 BULL 2X ETF
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2025	424	$5,139,359	$33,499
Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	SOFR + 0.9000%	Citibank N.A.	12/22/2025	75	879,127	33,564
Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	SOFR + 0.8500%	Barclays	12/22/2025	96	1,125,282	43,003
					$ 7,143,768	$110,066

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

91

DIREXION DAILY TSLA BEAR 1X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 109.7%
	Money Market Funds — 109.7%
57,681,486	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$57,681,486
13,683,610	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	13,683,610
5,670,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	5,670,000
9,057,130	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	9,057,130
	TOTAL SHORT TERM INVESTMENTS (Cost $86,092,226)(b)	$86,092,226
	TOTAL INVESTMENTS (Cost $86,092,226) — 109.7%	$86,092,226
	Liabilities in Excess of Other Assets — (9.7)%	(7,580,184)
	TOTAL NET ASSETS — 100.0%	$78,512,042

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,636,163.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + (0.5000)%	Total return of common shares of Tesla, Inc.	BNP Paribas	12/5/2025	36,667	$12,600,816	$(3,752,355)
SOFR + 1.9000%	Total return of common shares of Tesla, Inc.	Goldman Sachs	12/10/2025	57,333	21,490,470	(4,521,099)
SOFR + 1.0000%	Total return of common shares of Tesla, Inc.	Bank of America Merrill Lynch	12/11/2025	39,021	17,116,714	(647,159)
SOFR + (2.0000)%	Total return of common shares of Tesla, Inc.	Citibank N.A.	12/22/2025	7,124	3,135,486	(52,931)
SOFR + 2.6500%	Total return of common shares of Tesla, Inc.	Barclays	12/22/2025	31,816	12,312,227	(2,019,178)
					$66,655,713	$(10,992,722)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

92

DIREXION DAILY TSLA BULL 2X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 18.8%
	Transportation Equipment Manufacturing — 18.8%
3,159,152	Tesla, Inc.(a)	$ 1,442,342,438
	TOTAL COMMON STOCKS (Cost $1,098,636,970)	$ 1,442,342,438
	SHORT TERM INVESTMENTS — 81.4%
2,555,778,192	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$2,555,778,192
228,194,669	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(b)	228,194,669
638,807,697	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	638,807,697
2,807,367,203	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	2,807,367,203
	TOTAL SHORT TERM INVESTMENTS (Cost $6,230,147,761)	$ 6,230,147,761
	TOTAL INVESTMENTS (Cost $7,328,784,731) — 100.2%(c)	$7,672,490,199
	Liabilities in Excess of Other Assets — (0.2)%	(19,679,742)
	TOTAL NET ASSETS — 100.0%	$7,652,810,457

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,988,465,859.
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Tesla, Inc.	SOFR + 4.0000%	BNP Paribas	12/05/2025	996,409	$375,188,882	$74,681,760
Total return of common shares of Tesla, Inc.	SOFR + 3.7400%	Goldman Sachs	12/10/2025	1,046,257	336,057,748	132,458,831
Total return of common shares of Tesla, Inc.	SOFR + 4.5000%	Nomura	12/10/2025	6,219,189	1,882,915,864	882,413,195
Total return of common shares of Tesla, Inc.	SOFR + 4.1500%	Bank of America Merrill Lynch	12/11/2025	6,455,036	2,753,404,272	176,870,412
Total return of common shares of Tesla, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	6,710,802	2,150,758,344	868,147,853
Total return of common shares of Tesla, Inc.	SOFR + 3.9900%	Barclays	12/22/2025	4,838,386	1,424,441,233	736,671,913
Total return of common shares of Tesla, Inc.	SOFR + 3.7000%	J.P. Morgan	7/27/2026	4,098,652	1,455,536,642	394,874,143
					$ 10,378,302,985	$3,266,118,107

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

93

DIREXION DAILY TSM BEAR 1X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 117.4%
	Money Market Funds — 117.4%
2,390,270	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$2,390,270
270,972	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	270,972
991,228	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	991,228
	TOTAL SHORT TERM INVESTMENTS (Cost $3,652,470)(b)	$ 3,652,470
	TOTAL INVESTMENTS (Cost $3,652,470) — 117.4%	$3,652,470
	Liabilities in Excess of Other Assets — (17.4)%	(542,199)
	TOTAL NET ASSETS — 100.0%	$3,110,271

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,783,083.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + (0.7500)%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	BNP Paribas	12/5/2025	2,500	$494,855	$(246,554)
SOFR + 1.9000%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Goldman Sachs	12/10/2025	652	157,417	(36,197)
SOFR + (1.5000)%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America Merrill Lynch	12/11/2025	2,869	596,973	(258,261)
SOFR + (2.0000)%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	12/22/2025	4,332	1,288,310	(11,585)
					$ 2,537,555	$(552,597)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

94

DIREXION DAILY TSM BULL 2X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 12.1%
	Computer and Electronic Product Manufacturing — 12.1%
101,018	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	$30,348,838
	TOTAL COMMON STOCKS (Cost $26,217,236)	$30,348,838
	SHORT TERM INVESTMENTS — 90.3%
91,551,030	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$91,551,030
32,108,513	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	32,108,513
102,309,629	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	102,309,629
	TOTAL SHORT TERM INVESTMENTS (Cost $225,969,172)	$225,969,172
	TOTAL INVESTMENTS (Cost $252,186,408) — 102.4%(b)	$256,318,010
	Liabilities in Excess of Other Assets — (2.4)%	(6,075,651)
	TOTAL NET ASSETS — 100.0%	$250,242,359

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $186,050,240.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.7500%	BNP Paribas	12/05/2025	179,508	$35,765,928	$16,276,030
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.7500%	Goldman Sachs	12/10/2025	263,132	71,981,338	6,389,390
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.5000%	Nomura	12/10/2025	200,000	48,262,238	10,835,156
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	270,000	65,143,215	14,908,270
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	652,239	188,117,832	6,904,526
					$ 409,270,551	$55,313,372

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

95

Direxion Daily Uranium Industry Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 46.5%
232,307	Global X Uranium ETF(a)(b)	$12,804,762
73,740	Sprott Uranium Miners ETF(a)(b)	4,746,644
45,751	VanEck Uranium and Nuclear ETF(a)(b)	7,095,980
	TOTAL INVESTMENT COMPANIES (Cost $21,196,418)	$24,647,386
	SHORT TERM INVESTMENTS — 93.1%
	Money Market Funds — 93.1%
37,245,457	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$37,245,457
4,173,981	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	4,173,981
5,470,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	5,470,000
2,497,233	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	2,497,233
	TOTAL SHORT TERM INVESTMENTS (Cost $49,386,671)	$49,386,671
	TOTAL INVESTMENTS (Cost $70,583,089) — 139.6%(e)	$74,034,057
	Liabilities in Excess of Other Assets — (39.6)%	(20,985,445)
	TOTAL NET ASSETS — 100.0%	$53,048,612

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,476,796.
The accompanying notes are an integral part of these financial statements.

96

Direxion Daily Uranium Industry Bull 2X Shares
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.9500%	BNP Paribas	12/5/2025	2,912	$17,450,966	$2,766,418
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.7000%	Goldman Sachs	12/10/2025	1,725	5,771,721	6,083,783
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2025	1,781	10,359,039	2,007,499
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.8000%	UBS Securities LLC	12/17/2025	2,363	14,743,257	1,687,667
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.9000%	Barclays	12/22/2025	2,890	20,133,939	(29,201)
					$68,458,922	$12,516,166

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

97

Direxion Daily XOM Bear 1X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 103.3%
	Money Market Funds — 103.3%
1,846,082	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$1,846,082
874	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	874
560,382	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	560,382
	TOTAL SHORT TERM INVESTMENTS (Cost $2,407,338)(b)	$2,407,338
	TOTAL INVESTMENTS (Cost $2,407,338) — 103.3%	$2,407,338
	Liabilities in Excess of Other Assets — (3.3)%	(76,770)
	TOTAL NET ASSETS — 100.0%	$2,330,568

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $561,256.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 1.4000%	Total return of common shares of Exxon Mobil Corp.	Goldman Sachs	12/10/2025	4,366	$496,125	$(289)
SOFR + (1.5000)%	Total return of common shares of Exxon Mobil Corp.	Bank of America Merrill Lynch	12/11/2025	5,324	579,311	(31,105)
SOFR + (2.0000)%	Total return of common shares of Exxon Mobil Corp.	Citibank N.A.	12/22/2025	6,248	682,072	(35,688)
SOFR + 2.1500%	Total return of common shares of Exxon Mobil Corp.	Barclays	12/22/2025	4,433	484,693	(15,992)
					$ 2,242,201	$(83,074)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

98

Direxion Daily XOM Bull 2X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 15.0%
	Oil and Gas Extraction — 15.0%
4,349	Exxon Mobil Corp.	$497,352
	TOTAL COMMON STOCKS (Cost $471,036)	$497,352
	SHORT TERM INVESTMENTS — 79.1%
533,184	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$533,184
862,373	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	862,373
330,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	330,000
887,628	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	887,628
	TOTAL SHORT TERM INVESTMENTS (Cost $2,613,185)	$ 2,613,185
	TOTAL INVESTMENTS (Cost $3,084,221) — 94.1%(b)	$3,110,537
	Other Assets in Excess of Liabilities — 5.9%	195,150
	TOTAL NET ASSETS — 100.0%	$ 3,305,687

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,080,001.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Exxon Mobil Corp.	SOFR + 1.9200%	Goldman Sachs	12/10/2025	19,059	$2,062,254	$92,354
Total return of common shares of Exxon Mobil Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	10,454	1,131,137	41,054
Total return of common shares of Exxon Mobil Corp.	SOFR + 3.7500%	Citibank N.A.	12/22/2025	11,855	1,308,087	19,493
Total return of common shares of Exxon Mobil Corp.	SOFR + 2.6100%	Barclays	12/22/2025	12,095	1,323,385	37,476
					$ 5,824,863	$190,377

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

99

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025

	Direxion Daily AAPL Bear 1X Shares	Direxion Daily AAPL Bull 2X Shares	Direxion Daily AI and Big Data Bear 2X Shares	Direxion Daily AI and Big Data Bull 2X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$22,822,415	$221,780,729	$3,179,391	$46,938,115
Cash	—	—	—	1,955,495
Receivable for Fund shares sold	3,299,209	1,352	—	—
Receivable for investments sold	—	—	—	5,707,770
Dividend and interest receivable	77,218	646,212	8,754	25,909
Due from broker for swap contracts	—	213,037	—	—
Unrealized appreciation on swap contracts	—	93,325,829	—	10,219,893
Prepaid expenses and other assets	1,660	158	2,344	1,724
Total assets	26,200,502	315,967,317	3,190,489	64,848,906
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	—	245,929
Payable for Fund shares redeemed	—	4,508,425	—	—
Payable for investments purchased	—	—	—	5,675,625
Unrealized depreciation on swap contracts	2,098,561	—	431,083	10,380
Due to Adviser, net (Note 6)	7,783	77,468	3,104	30,501
Due to broker for swap contracts	257	94,924,000	15,646	10,026,000
Accrued expenses and other liabilities	8,036	51,238	11,811	15,458
Total liabilities	2,114,637	99,561,131	461,644	16,003,893
NET ASSETS	$24,085,865	$216,406,186	$2,728,845	$48,845,013
Net Assets Consist of:
Capital stock	$40,805,238	$116,237,150	$5,524,736	$33,513,651
Total distributable earnings (loss)	(16,719,373)	100,169,036	(2,795,891)	15,331,362
Net assets	$24,085,865	$216,406,186	$2,728,845	$48,845,013
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$24,085,865	$216,406,186	$2,728,845	$48,845,013
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,825,001	6,000,001	425,001	775,001
Net assets value, redemption price and offering price per share	$13.20	$36.07	$6.42	$63.03
Cost of Investments	$22,822,415	$218,575,948	$3,179,391	$40,334,734
*Value of securities loaned	$—	$—	$—	$527,697

The accompanying notes are an integral part of these financial statements.

100

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily AMD Bear 1X Shares	Direxion Daily AMD Bull 2X Shares	Direxion Daily AMZN Bear 1X Shares	Direxion Daily AMZN Bull 2X Shares
ASSETS:
Investments, at fair value (Note 2)	$28,406,099	$61,091,234	$6,559,911	$404,681,564
Receivable for Fund shares sold	1,658,091	—	4,556,732	34,225
Dividend and interest receivable	101,417	163,370	23,482	1,290,037
Due from broker for swap contracts	—	—	—	13,800,647
Unrealized appreciation on swap contracts	16,140	33,530,872	—	71,593,034
Prepaid expenses and other assets	1,516	1,000	1,364	369
Total assets	30,183,263	94,786,476	11,141,489	491,399,876
LIABILITIES:
Payable for Fund shares redeemed	1,450,449	—	—	125,057,094
Unrealized depreciation on swap contracts	4,249,649	122	581,404	—
Due to Adviser, net (Note 6)	22,810	42,909	5,689	155,980
Due to broker for swap contracts	6,510	31,531,000	—	14,409,001
Accrued expenses and other liabilities	2,989	6,564	2,612	72,031
Total liabilities	5,732,407	31,580,595	589,705	139,694,106
NET ASSETS	$24,450,856	$63,205,881	$10,551,784	$351,705,770
Net Assets Consist of:
Capital stock	$34,219,865	$28,379,626	$14,700,897	$296,201,566
Total distributable earnings (loss)	(9,769,009)	34,826,255	(4,149,113)	55,504,204
Net assets	$24,450,856	$63,205,881	$10,551,784	$351,705,770
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$24,450,856	$63,205,881	$10,551,784	$351,705,770
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,950,001	675,001	1,100,001	8,375,001
Net assets value, redemption price and offering price per share	$8.29	$93.64	$9.59	$41.99
Cost of Investments	$28,406,099	$59,701,206	$6,559,911	$401,617,360

The accompanying notes are an integral part of these financial statements.

101

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily AVGO Bear 1X Shares	Direxion Daily AVGO Bull 2X Shares	Direxion Daily BA Bear 1X Shares	Direxion Daily BA Bull 2X Shares
ASSETS:
Investments, at fair value (Note 2)	$12,639,198	$126,990,154	$2,516,167	$22,481,655
Receivable for Fund shares sold	—	—	—	686,260
Dividend and interest receivable	45,345	374,977	8,291	61,635
Due from broker for swap contracts	—	4,584,902	—	—
Unrealized appreciation on swap contracts	—	33,864,969	177,772	264,223
Prepaid expenses and other assets	1,523	749	1,835	1,540
Total assets	12,686,066	165,815,751	2,704,065	23,495,313
LIABILITIES:
Unrealized depreciation on swap contracts	1,044,354	671,849	71,092	1,526,521
Due to Adviser, net (Note 6)	8,577	48,967	690	14,695
Due to broker for swap contracts	1,633	42,180,001	165,429	1,384,963
Accrued expenses and other liabilities	3,258	23,558	6,588	7,787
Total liabilities	1,057,822	42,924,375	243,799	2,933,966
NET ASSETS	$11,628,244	$122,891,376	$2,460,266	$20,561,347
Net Assets Consist of:
Capital stock	$17,105,007	$61,189,316	$2,985,148	$21,992,804
Total distributable earnings (loss)	(5,476,763)	61,702,060	(524,882)	(1,431,457)
Net assets	$11,628,244	$122,891,376	$2,460,266	$20,561,347
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$11,628,244	$122,891,376	$2,460,266	$20,561,347
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,250,001	1,925,001	125,001	600,001
Net assets value, redemption price and offering price per share	$9.30	$63.84	$19.68	$34.27
Cost of Investments	$12,639,198	$121,278,387	$2,516,167	$22,677,623

The accompanying notes are an integral part of these financial statements.

102

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily Biotech Top 5 Bull 2X ETF	Direxion Daily BRKB Bear 1X Shares	Direxion Daily BRKB Bull 2X Shares	Direxion Daily Crypto Industry Bear 1X Shares
ASSETS:
Investments, at fair value (Note 2)	$2,765,529	$2,911,853	$82,814,998	$1,758,546
Receivable for investments sold	548,288	—	—	—
Due from Adviser, net (Note 6)	12,044	—	—	—
Dividend and interest receivable	3,294	9,897	243,025	6,306
Unrealized appreciation on swap contracts	275,714	180,127	—	—
Prepaid expenses and other assets	—	1,734	771	2,297
Total assets	3,604,869	3,103,611	83,058,794	1,767,149
LIABILITIES:
Unrealized depreciation on swap contracts	—	—	6,811,577	317,259
Due to Adviser, net (Note 6)	—	10,078	30,443	1,441
Due to broker for swap contracts	—	62,000	11,097	7,635
Accrued expenses and other liabilities	12,519	1,990	13,871	12,096
Total liabilities	12,519	74,068	6,866,988	338,431
NET ASSETS	$3,592,350	$3,029,543	$76,191,806	$1,428,718
Net Assets Consist of:
Capital stock	$3,167,687	$3,112,277	$89,199,636	$2,486,574
Total distributable earnings (loss)	424,663	(82,734)	(13,007,830)	(1,057,856)
Net assets	$3,592,350	$3,029,543	$76,191,806	$1,428,718
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$3,592,350	$3,029,543	$76,191,806	$1,428,718
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	125,001	125,001	3,300,001	100,001
Net assets value, redemption price and offering price per share	$28.74	$24.24	$23.09	$14.29
Cost of Investments	$2,652,781	$2,911,853	$83,587,513	$1,758,546

The accompanying notes are an integral part of these financial statements.

103

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily Crypto Industry Bull 2X Shares	Direxion Daily CSCO Bear 1X ETF	Direxion Daily CSCO Bull 2X ETF	Direxion Daily CSI 300 China A Share Bull 2X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$6,893,676	$2,451,614	$3,966,698	$160,084,133
Receivable for investments sold	2,882,795	—	—	—
Due from Adviser, net (Note 6)	—	4,554	3,461	—
Dividend and interest receivable	4,919	8,385	10,161	406,499
Due from broker for swap contracts	63	—	16	161,329
Unrealized appreciation on swap contracts	1,403,369	—	410,463	40,485,093
Prepaid expenses and other assets	2,200	1,932	1,899	5,429
Total assets	11,187,022	2,466,485	4,392,698	201,142,483
LIABILITIES:
Collateral for securities loaned (Note 2)	185,498	—	—	20,600,820
Payable for investments purchased	993,376	—	—	2,053
Unrealized depreciation on swap contracts	3,645	152,526	—	—
Due to Adviser, net (Note 6)	7,142	—	—	51,093
Due to broker for swap contracts	1,469,000	731	196,000	44,343,000
Accrued expenses and other liabilities	12,281	11,600	11,715	88,046
Total liabilities	2,670,942	164,857	207,715	65,085,012
NET ASSETS	$8,516,080	$2,301,628	$4,184,983	$136,057,471
Net Assets Consist of:
Capital stock	$5,914,053	$2,500,025	$3,953,220	$294,115,867
Total distributable earnings (loss)	2,602,027	(198,397)	231,763	(158,058,396)
Net assets	$8,516,080	$2,301,628	$4,184,983	$136,057,471
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$8,516,080	$2,301,628	$4,184,983	$136,057,471
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	200,001	100,001	150,001	6,600,000
Net assets value, redemption price and offering price per share	$42.58	$23.02	$27.90	$20.61
Cost of Investments	$5,495,530	$2,451,614	$3,909,951	$160,344,494
*Value of securities loaned	$983,401	$—	$—	$20,167,725

The accompanying notes are an integral part of these financial statements.

104

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily Energy Bear 2X Shares	Direxion Daily Energy Bull 2X Shares	Direxion Daily Energy Top 5 Bull 2X ETF
ASSETS:
Investments, at fair value (Note 2)	$337,012,584	$18,107,031	$219,703,367	$1,516,199
Receivable for Fund shares sold	—	—	816	—
Receivable for investments sold	—	—	—	897,347
Due from Adviser, net (Note 6)	—	—	—	12,948
Dividend and interest receivable	614,203	76,640	244,628	2,547
Due from broker for swap contracts	8,607	—	—	—
Unrealized appreciation on swap contracts	81,589,573	500,547	9,359,092	—
Prepaid expenses and other assets	13,314	53,503	153,516	—
Total assets	419,238,281	18,737,721	229,461,419	2,429,041
LIABILITIES:
Payable for Fund shares redeemed	—	—	2,719,834	—
Unrealized depreciation on swap contracts	—	139,781	161,439	99,353
Due to Adviser, net (Note 6)	125,338	17,707	79,195	—
Due to broker for swap contracts	84,854,088	514,275	8,133,056	—
Accrued expenses and other liabilities	210,091	4,151	41,326	12,496
Total liabilities	85,189,517	675,914	11,134,850	111,849
NET ASSETS	$334,048,764	$18,061,807	$218,326,569	$2,317,192
Net Assets Consist of:
Capital stock	$689,458,201	$216,614,864	$263,488,615	$2,500,025
Total distributable loss	(355,409,437)	(198,553,057)	(45,162,046)	(182,833)
Net assets	$334,048,764	$18,061,807	$218,326,569	$2,317,192
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$334,048,764	$18,061,807	$218,326,569	$2,317,192
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	6,524,087	865,264	4,013,531	100,001
Net assets value, redemption price and offering price per share	$51.20	$20.87	$54.40	$23.17
Cost of Investments	$304,334,860	$18,107,031	$218,672,580	$1,554,326

The accompanying notes are an integral part of these financial statements.

105

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily F Bear 1X ETF	Direxion Daily F Bull 2X ETF	Direxion Daily Gold Miners Index Bear 2X Shares	Direxion Daily Gold Miners Index Bull 2X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$2,300,437	$3,803,630	$150,291,432	$1,334,246,684
Receivable for Fund shares sold	—	—	2,300,654	80,772
Due from Adviser, net (Note 6)	4,364	3,498	—	—
Dividend and interest receivable	8,738	9,548	760,072	1,732,212
Due from broker for swap contracts	—	—	—	—
Unrealized appreciation on swap contracts	—	969,014	9,351,385	348,456,333
Prepaid expenses and other assets	1,618	1,609	7,850	21,221
Total assets	2,315,157	4,787,299	162,711,393	1,684,537,222
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	—	199,023,995
Unrealized depreciation on swap contracts	242,221	25,648	36,076,052	46,182,609
Due to Adviser, net (Note 6)	—	—	61,661	400,584
Due to broker for swap contracts	3,206	631,000	8,179,495	360,681,936
Accrued expenses and other liabilities	11,249	11,282	22,223	172,526
Total liabilities	256,676	667,930	44,339,431	606,461,650
NET ASSETS	$2,058,481	$4,119,369	$118,371,962	$1,078,075,572
Net Assets Consist of:
Capital stock	$2,500,025	$3,147,111	$967,812,737	$2,244,431,369
Total distributable earnings (loss)	(441,544)	972,258	(849,440,775)	(1,166,355,797)
Net assets	$2,058,481	$4,119,369	$118,371,962	$1,078,075,572
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$2,058,481	$4,119,369	$118,371,962	$1,078,075,572
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	125,001	10,290,838	8,101,908
Net assets value, redemption price and offering price per share	$20.58	$32.95	$11.50	$133.06
Cost of Investments	$2,300,437	$3,739,907	$150,291,432	$1,275,833,850
*Value of securities loaned	$—	$—	$—	$233,561,540

The accompanying notes are an integral part of these financial statements.

106

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily GOOGL Bear 1X Shares	Direxion Daily GOOGL Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares	Direxion Daily Junior Gold Miners Index Bull 2X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$13,160,838	$747,067,868	$69,809,830	$559,237,375
Receivable for Fund shares sold	—	1,665	2,434,964	—
Dividend and interest receivable	49,680	1,510,040	318,347	1,232,132
Due from broker for swap contracts	1	—	4	—
Unrealized appreciation on swap contracts	—	358,756,732	—	267,625,490
Prepaid expenses and other assets	1,180	3,560	9,859	14,601
Total assets	13,211,699	1,107,339,865	72,573,004	828,109,598
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	—	56,137,535
Payable for Fund shares redeemed	—	20,092,703	—	—
Unrealized depreciation on swap contracts	910,328	—	23,845,401	17,142,537
Due to Adviser, net (Note 6)	11,802	188,538	22,943	194,254
Due to broker for swap contracts	—	360,418,990	—	278,214,260
Accrued expenses and other liabilities	3,128	89,708	12,586	79,964
Total liabilities	925,258	380,789,939	23,880,930	351,768,550
NET ASSETS	$12,286,441	$726,549,926	$48,692,074	$476,341,048
Net Assets Consist of:
Capital stock	$18,468,548	$371,712,595	$431,375,493	$1,624,923,762
Total distributable earnings (loss)	(6,182,107)	354,837,331	(382,683,419)	(1,148,582,714)
Net assets	$12,286,441	$726,549,926	$48,692,074	$476,341,048
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$12,286,441	$726,549,926	$48,692,074	$476,341,048
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,600,001	8,725,001	10,998,040	3,393,351
Net assets value, redemption price and offering price per share	$7.68	$83.27	$4.43	$140.37
Cost of Investments	$13,160,838	$742,751,556	$69,809,830	$549,098,083
*Value of securities loaned	$—	$—	$—	$68,302,135

The accompanying notes are an integral part of these financial statements.

107

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily LLY Bear 1X Shares	Direxion Daily LLY Bull 2X Shares	Direxion Daily LMT Bear 1X ETF	Direxion Daily LMT Bull 2X ETF
ASSETS:
Investments, at fair value (Note 2)	$4,344,960	$16,580,463	$2,376,058	$4,005,873
Cash	—	—	601	1,202
Receivable for investments sold	—	—	—	636,973
Due from Adviser, net (Note 6)	—	—	7,757	5,544
Dividend and interest receivable	18,005	52,521	8,131	13,570
Due from broker for swap contracts	—	—	370	1,648
Unrealized appreciation on swap contracts	2,335	7,152,251	—	959,957
Prepaid expenses and other assets	1,804	1,523	713	713
Total assets	4,367,104	23,786,758	2,393,630	5,625,480
LIABILITIES:
Unrealized depreciation on swap contracts	421,252	—	206,227	—
Due to Adviser, net (Note 6)	5,592	16,896	—	—
Due to broker for swap contracts	27,784	6,492,000	2,933	770,000
Accrued expenses and other liabilities	6,813	7,911	11,106	11,253
Total liabilities	461,441	6,516,807	220,266	781,253
NET ASSETS	$3,905,663	$17,269,951	$2,173,364	$4,844,227
Net Assets Consist of:
Capital stock	$4,794,005	$8,879,927	$2,500,025	$3,780,605
Total distributable earnings (loss)	(888,342)	8,390,024	(326,661)	1,063,622
Net assets	$3,905,663	$17,269,951	$2,173,364	$4,844,227
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$3,905,663	$17,269,951	$2,173,364	$4,844,227
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	175,001	825,001	100,001	150,001
Net assets value, redemption price and offering price per share	$22.32	$20.93	$21.73	$32.29
Cost of Investments	$4,344,960	$16,069,249	$2,376,058	$4,005,809

The accompanying notes are an integral part of these financial statements.

108

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily Magnificent 7 Bear 1X Shares	Direxion Daily Magnificent 7 Bull 2X Shares	Direxion Daily META Bear 1X Shares	Direxion Daily META Bull 2X Shares
ASSETS:
Investments, at fair value (Note 2)	$17,345,245	$117,938,502	$7,589,931	$734,997,874
Receivable for Fund shares sold	—	479	—	75,022,431
Dividend and interest receivable	61,975	89,346	24,584	808,336
Due from broker for swap contracts	—	—	—	—
Unrealized appreciation on swap contracts	—	19,397,377	969,238	—
Prepaid expenses and other assets	1,867	1,248	2,655	694
Total assets	17,409,087	137,426,952	8,586,408	810,829,335
LIABILITIES:
Payable for Fund shares redeemed	—	1,597,610	—	—
Unrealized depreciation on swap contracts	1,875,236	—	—	59,899,635
Due to Adviser, net (Note 6)	2,928	36,603	4,019	101,582
Due to broker for swap contracts	46,360	17,525,306	462,000	22,096,305
Accrued expenses and other liabilities	11,027	43,749	2,571	35,051
Total liabilities	1,935,551	19,203,268	468,590	82,132,573
NET ASSETS	$15,473,536	$118,223,684	$8,117,818	$728,696,762
Net Assets Consist of:
Capital stock	$20,342,523	$78,892,736	$8,692,303	$794,751,897
Total distributable earnings (loss)	(4,868,987)	39,330,948	(574,485)	(66,055,135)
Net assets	$15,473,536	$118,223,684	$8,117,818	$728,696,762
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$15,473,536	$118,223,684	$8,117,818	$728,696,762
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,200,001	1,850,001	500,001	22,650,001
Net assets value, redemption price and offering price per share	$12.89	$63.90	$16.24	$32.17
Cost of Investments	$17,345,245	$98,113,349	$7,589,931	$739,844,759

The accompanying notes are an integral part of these financial statements.

109

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily MSCI Brazil Bull 2X Shares	Direxion Daily MSCI India Bull 2X Shares	Direxion Daily MSFT Bear 1X Shares	Direxion Daily MSFT Bull 2X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$154,891,651	$71,097,524	$8,847,835	$239,514,443
Receivable for Fund shares sold	739	—	—	31,864,401
Dividend and interest receivable	195,587	134,733	31,817	589,751
Due from broker for swap contracts	16,570	5,613	—	430,000
Unrealized appreciation on swap contracts	35,894,494	1,121,705	187,805	8,903,588
Prepaid expenses and other assets	9,700	5,137	1,138	1,001
Total assets	191,008,741	72,364,712	9,068,595	281,303,184
LIABILITIES:
Collateral for securities loaned (Note 2)	32,852,614	—	—	—
Payable for Fund shares redeemed	13,700	—	—	—
Unrealized depreciation on swap contracts	—	1,914,679	36,670	3,548,310
Due to Adviser, net (Note 6)	43,384	26,054	7,547	71,004
Due to broker for swap contracts	35,320,000	1,250,000	101,000	13,731,001
Accrued expenses and other liabilities	73,757	58,289	3,309	39,651
Total liabilities	68,303,455	3,249,022	148,526	17,389,966
NET ASSETS	$122,705,286	$69,115,690	$8,920,069	$263,913,218
Net Assets Consist of:
Capital stock	$572,698,828	$70,401,621	$15,166,538	$246,242,054
Total distributable earnings (loss)	(449,993,542)	(1,285,931)	(6,246,469)	17,671,164
Net assets	$122,705,286	$69,115,690	$8,920,069	$263,913,218
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$122,705,286	$69,115,690	$8,920,069	$263,913,218
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,658,631	1,199,686	825,001	5,125,001
Net assets value, redemption price and offering price per share	$73.98	$57.61	$10.81	$51.50
Cost of Investments	$149,188,698	$69,765,525	$8,847,835	$238,054,969
*Value of securities loaned	$32,128,304	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

110

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily MU Bear 1X Shares	Direxion Daily MU Bull 2X Shares	Direxion Daily NFLX Bear 1X Shares	Direxion Daily NFLX Bull 2X Shares
ASSETS:
Investments, at fair value (Note 2)	$33,104,730	$265,875,459	$6,317,199	$136,314,384
Receivable for Fund shares sold	—	2,860,844	367,376	712
Dividend and interest receivable	48,370	464,789	26,191	265,856
Due from broker for swap contracts	—	—	119,449	—
Unrealized appreciation on swap contracts	—	87,179,160	522,623	—
Prepaid expenses and other assets	1,656	749	1,418	1,123
Total assets	33,154,756	356,381,001	7,354,256	136,582,075
LIABILITIES:
Payable for Fund shares redeemed	—	—	—	4,170,095
Unrealized depreciation on swap contracts	2,922,669	—	—	5,553,329
Due to Adviser, net (Note 6)	7,521	119,709	4,995	32,950
Due to broker for swap contracts	—	87,946,000	733,000	2,200,139
Accrued expenses and other liabilities	2,359	14,677	3,756	15,256
Total liabilities	2,932,549	88,080,386	741,751	11,971,769
NET ASSETS	$30,222,207	$268,300,615	$6,612,505	$124,610,306
Net Assets Consist of:
Capital stock	$35,457,237	$162,030,837	$8,960,091	$130,512,919
Total distributable earnings (loss)	(5,235,030)	106,269,778	(2,347,586)	(5,902,613)
Net assets	$30,222,207	$268,300,615	$6,612,505	$124,610,306
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$30,222,207	$268,300,615	$6,612,505	$124,610,306
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,750,001	3,750,001	450,001	2,625,001
Net assets value, redemption price and offering price per share	$8.06	$71.55	$14.69	$47.47
Cost of Investments	$33,104,730	$254,320,419	$6,317,199	$137,705,829

The accompanying notes are an integral part of these financial statements.

111

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily NVDA Bear 1X Shares	Direxion Daily NVDA Bull 2X Shares	Direxion Daily NYSE FANG+ Bull 2X Shares	Direxion Daily PANW Bear 1X Shares
ASSETS:
Investments, at fair value (Note 2)	$30,322,881	$723,955,168	$135,464,025	$3,449,700
Receivable for Fund shares sold	11,673,567	2,269	—	—
Dividend and interest receivable	108,847	2,046,664	239,950	14,028
Due from broker for swap contracts	—	125,037	—	—
Unrealized appreciation on swap contracts	—	173,029,038	43,810,339	—
Prepaid expenses and other assets	872	3,019	1,501	1,831
Total assets	42,106,167	899,161,195	179,515,815	3,465,559
LIABILITIES:
Payable for Fund shares redeemed	—	7,561,487	—	—
Unrealized depreciation on swap contracts	2,670,403	—	—	400,540
Due to Adviser, net (Note 6)	11,984	249,438	48,661	3,537
Due to broker for swap contracts	—	176,683,488	39,750,000	2,990
Accrued expenses and other liabilities	7,192	162,982	46,339	6,707
Total liabilities	2,689,579	184,657,395	39,845,000	413,774
NET ASSETS	$39,416,588	$714,503,800	$139,670,815	$3,051,785
Net Assets Consist of:
Capital stock	$66,954,183	$518,766,888	$78,779,192	$3,724,105
Total distributable earnings (loss)	(27,537,595)	195,736,912	60,891,623	(672,320)
Net assets	$39,416,588	$714,503,800	$139,670,815	$3,051,785
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$39,416,588	$714,503,800	$139,670,815	$3,051,785
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,097,450	4,725,001	529,852	150,001
Net assets value, redemption price and offering price per share	$35.92	$151.22	$263.60	$20.35
Cost of Investments	$30,322,881	$688,953,694	$121,884,711	$3,449,700

The accompanying notes are an integral part of these financial statements.

112

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily PANW Bull 2X Shares	Direxion Daily PLTR Bear 1X Shares	Direxion Daily PLTR Bull 2X Shares	Direxion Daily QCOM Bear 1X ETF
ASSETS:
Investments, at fair value (Note 2)	$11,846,288	$41,384,866	$564,575,710	$2,919,113
Receivable for Fund shares sold	—	3,497,879	—	—
Due from Adviser, net (Note 6)	—	—	—	4,216
Dividend and interest receivable	35,141	158,523	1,693,028	10,274
Due from broker for swap contracts	—	—	589,248	—
Unrealized appreciation on swap contracts	3,979,418	—	211,716,982	—
Prepaid expenses and other assets	1,663	772	1,337	1,925
Total assets	15,862,510	45,042,040	778,576,305	2,935,528
LIABILITIES:
Payable for Fund shares redeemed	—	456,227	2,245,925	—
Unrealized depreciation on swap contracts	—	6,040,405	—	305,593
Due to Adviser, net (Note 6)	10,002	15,461	206,367	—
Due to broker for swap contracts	3,673,000	194,115	198,095,000	8,141
Accrued expenses and other liabilities	7,384	12,601	102,189	11,623
Total liabilities	3,690,386	6,718,809	200,649,481	325,357
NET ASSETS	$12,172,124	$38,323,231	$577,926,824	$2,610,171
Net Assets Consist of:
Capital stock	$7,641,636	$67,815,802	$254,626,716	$3,132,093
Total distributable earnings (loss)	4,530,488	(29,492,571)	323,300,108	(521,922)
Net assets	$12,172,124	$38,323,231	$577,926,824	$2,610,171
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$12,172,124	$38,323,231	$577,926,824	$2,610,171
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	425,001	6,300,001	4,825,001	125,001
Net assets value, redemption price and offering price per share	$28.64	$6.08	$119.78	$20.88
Cost of Investments	$11,696,260	$41,384,866	$546,989,233	$2,919,113

The accompanying notes are an integral part of these financial statements.

113

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily QCOM Bull 2X ETF	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily S&P 500® Bull 2X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$6,367,059	$35,142,811	$124,584,661	$202,434,503
Receivable for Fund shares sold	—	—	16,051,967	—
Due from Adviser, net (Note 6)	3,343	—	—	—
Dividend and interest receivable	10,810	62,475	445,338	140,179
Unrealized appreciation on swap contracts	961,232	9,921,688	—	31,870,389
Prepaid expenses and other assets	1,910	2,048	27,819	6,005
Total assets	7,344,354	45,129,022	141,109,785	234,451,076
LIABILITIES:
Collateral for securities loaned (Note 2)	—	19,127	—	—
Payable for Fund shares redeemed	—	—	2,832,700	—
Unrealized depreciation on swap contracts	—	—	4,140,228	—
Due to Adviser, net (Note 6)	—	12,981	28,447	89,332
Due to broker for swap contracts	307,000	9,156,001	—	31,433,057
Accrued expenses and other liabilities	11,680	14,811	29,328	72,888
Total liabilities	318,680	9,202,920	7,030,703	31,595,277
NET ASSETS	$7,025,674	$35,926,102	$134,079,082	$202,855,799
Net Assets Consist of:
Capital stock	$6,168,103	$43,216,676	$364,282,045	$133,658,484
Total distributable earnings (loss)	857,571	(7,290,574)	(230,202,963)	69,197,315
Net assets	$7,025,674	$35,926,102	$134,079,082	$202,855,799
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$7,025,674	$35,926,102	$134,079,082	$202,855,799
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	225,001	1,273,646	14,199,983	1,083,236
Net assets value, redemption price and offering price per share	$31.23	$28.21	$9.44	$187.27
Cost of Investments	$6,276,453	$31,735,101	$124,584,661	$153,082,353
*Value of securities loaned	$—	$18,703	$—	$118,861

The accompanying notes are an integral part of these financial statements.

114

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	Direxion Daily Semiconductors Top 5 Bear 2X ETF	Direxion Daily Semiconductors Top 5 Bull 2X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$50,535,122	$229,201,551	$2,082,458	$4,797,534
Receivable for Fund shares sold	918,011	223	—	—
Receivable for investments sold	—	—	—	796,059
Due from Adviser, net (Note 6)	—	—	13,509	11,585
Dividend and interest receivable	168,192	325,683	7,825	6,056
Unrealized appreciation on swap contracts	5,098,830	7,502,092	—	745,637
Prepaid expenses and other assets	28,841	35,416	—	—
Total assets	56,748,996	237,064,965	2,103,792	6,356,871
LIABILITIES:
Collateral for securities loaned (Note 2)	—	3,033,736	—	—
Payable for Fund shares redeemed	917,736	8,252	—	—
Unrealized depreciation on swap contracts	1,457,048	6,292,094	389,194	6,323
Due to Adviser, net (Note 6)	34,043	80,630	—	—
Due to broker for swap contracts	5,619,463	6,061,051	—	290,000
Accrued expenses and other liabilities	8,310	166,225	12,486	12,544
Total liabilities	8,036,600	15,641,988	401,680	308,867
NET ASSETS	$48,712,396	$221,422,977	$1,702,112	$6,048,004
Net Assets Consist of:
Capital stock	$274,768,378	$363,333,816	$2,500,025	$4,942,345
Total distributable earnings (loss)	(226,055,982)	(141,910,839)	(797,913)	1,105,659
Net assets	$48,712,396	$221,422,977	$1,702,112	$6,048,004
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$48,712,396	$221,422,977	$1,702,112	$6,048,004
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,307,895	9,913,688	100,001	175,001
Net assets value, redemption price and offering price per share	$9.18	$22.34	$17.02	$34.56
Cost of Investments	$50,535,122	$243,352,441	$2,082,458	$4,488,167
*Value of securities loaned	$—	$17,309,478	$—	$—

The accompanying notes are an integral part of these financial statements.

115

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily SHOP Bear 1X ETF	Direxion Daily SHOP Bull 2X ETF	Direxion Daily Technology Top 5 Bear 2X ETF	Direxion Daily Technology Top 5 Bull 2X ETF
ASSETS:
Investments, at fair value (Note 2)	$3,313,591	$6,774,087	$2,427,234	$3,558,534
Receivable for investments sold	—	962,961	—	1,161,313
Due from Adviser, net (Note 6)	4,919	1,033	13,203	12,406
Dividend and interest receivable	10,918	22,580	8,269	3,293
Due from broker for swap contracts	—	1,080,025	—	—
Unrealized appreciation on swap contracts	—	1,662,513	—	110,066
Prepaid expenses and other assets	713	713	—	—
Total assets	3,330,141	10,503,912	2,448,706	4,845,612
LIABILITIES:
Unrealized depreciation on swap contracts	349,925	57,591	150,529	—
Due to broker for swap contracts	1,103	1,968,048	—	130,000
Accrued expenses and other liabilities	11,141	11,374	12,497	12,515
Total liabilities	362,169	2,037,013	163,026	142,515
NET ASSETS	$2,967,972	$8,466,899	$2,285,680	$4,703,097
Net Assets Consist of:
Capital stock	$3,982,642	$5,487,383	$2,500,025	$4,528,388
Total distributable earnings (loss)	(1,014,670)	2,979,516	(214,345)	174,709
Net assets	$2,967,972	$8,466,899	$2,285,680	$4,703,097
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$2,967,972	$8,466,899	$2,285,680	$4,703,097
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	175,001	200,001	100,001	175,001
Net assets value, redemption price and offering price per share	$16.96	$42.33	$22.86	$26.87
Cost of Investments	$3,313,591	$6,774,040	$2,427,234	$3,473,296

The accompanying notes are an integral part of these financial statements.

116

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily TSLA Bear 1X Shares	Direxion Daily TSLA Bull 2X Shares	Direxion Daily TSM Bear 1X Shares	Direxion Daily TSM Bull 2X Shares
ASSETS:
Investments, at fair value (Note 2)	$86,092,226	$7,672,490,199	$3,652,470	$256,318,010
Receivable for Fund shares sold	3,346,332	48,551	—	2,113,302
Dividend and interest receivable	301,734	21,290,101	12,665	632,197
Due from broker for swap contracts	—	33,817,172	—	—
Unrealized appreciation on swap contracts	—	3,266,118,107	—	55,313,372
Prepaid expenses and other assets	1,343	33,185	1,648	1,752
Total assets	89,741,635	10,993,797,315	3,666,783	314,378,633
LIABILITIES:
Payable for Fund shares redeemed	—	314,942,790	—	4,310,275
Unrealized depreciation on swap contracts	10,992,722	—	552,597	—
Due to Adviser, net (Note 6)	29,211	2,408,634	1,477	91,626
Due to broker for swap contracts	189,920	3,022,167,001	338	59,703,361
Accrued expenses and other liabilities	17,740	1,468,433	2,100	31,012
Total liabilities	11,229,593	3,340,986,858	556,512	64,136,274
NET ASSETS	$78,512,042	$7,652,810,457	$3,110,271	$250,242,359
Net Assets Consist of:
Capital stock	$160,713,661	$5,404,066,006	$4,305,741	$186,532,436
Total distributable earnings (loss)	(82,201,619)	2,248,744,451	(1,195,470)	63,709,923
Net assets	$78,512,042	$7,652,810,457	$3,110,271	$250,242,359
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$78,512,042	$7,652,810,457	$3,110,271	$250,242,359
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	15,250,001	355,050,001	250,001	4,725,001
Net assets value, redemption price and offering price per share	$5.15	$21.55	$12.44	$52.96
Cost of Investments	$86,092,226	$7,328,784,731	$3,652,470	$252,186,408

The accompanying notes are an integral part of these financial statements.

117

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily Uranium Industry Bull 2X Shares	Direxion Daily XOM Bear 1X Shares	Direxion Daily XOM Bull 2X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$74,034,057	$2,407,338	$3,110,537
Receivable for Fund shares sold	776	—	—
Due from Adviser, net (Note 6)	—	1,917	1,212
Dividend and interest receivable	81,896	9,190	8,821
Unrealized appreciation on swap contracts	12,545,367	—	190,377
Prepaid expenses and other assets	2,004	1,829	1,811
Total assets	86,664,100	2,420,274	3,312,758
LIABILITIES:
Collateral for securities loaned (Note 2)	16,955,703	—	—
Payable for Fund shares redeemed	2,587,751	—	—
Unrealized depreciation on swap contracts	29,201	83,074	—
Due to Adviser, net (Note 6)	30,415	—	—
Due to broker for swap contracts	13,989,841	22	391
Accrued expenses and other liabilities	22,577	6,610	6,680
Total liabilities	33,615,488	89,706	7,071
NET ASSETS	$53,048,612	$2,330,568	$3,305,687
Net Assets Consist of:
Capital stock	$37,517,322	$2,500,025	$3,232,401
Total distributable earnings (loss)	15,531,290	(169,457)	73,286
Net assets	$53,048,612	$2,330,568	$3,305,687
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$53,048,612	$2,330,568	$3,305,687
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,025,001	100,001	125,001
Net assets value, redemption price and offering price per share	$51.75	$23.31	$26.45
Cost of Investments	$70,583,089	$2,407,338	$3,084,221
*Value of securities loaned	$16,580,909	$—	$—

The accompanying notes are an integral part of these financial statements.

118

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025

	Direxion Daily AAPL Bear 1X Shares	Direxion Daily AAPL Bull 2X Shares	Direxion Daily AI and Big Data Bear 2X Shares	Direxion Daily AI and Big Data Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$—	$90,647	$—	$46,171
Interest income	1,259,640	6,228,290	84,114	147,144
Securities lending income	—	—	—	1,361
Total investment income	1,259,640	6,318,937	84,114	194,676
EXPENSES:
Investment advisory fees (Note 6)	220,636	1,226,695	13,675	128,401
Interest expense	75,898	625,505	2,073	62,316
Management service fees (Note 6)	14,344	79,461	889	8,323
Professional fees	12,029	21,155	10,131	10,967
Licensing fees	4,413	24,534	7,265	10,324
Pricing fees	4,000	4,000	4,000	4,000
Exchange listing fees	4,000	4,000	5,783	5,783
Reports to shareholders	2,216	12,310	154	1,286
Trustees’ fees and expenses	615	3,401	39	352
Insurance fees	418	2,254	26	228
Fund servicing fees	2,792	24,273	495	2,946
Other	1,208	6,957	99	762
Total expenses	342,569	2,034,545	44,629	235,688
Recoupment of expenses to Adviser (Note 6)	557	—	3,761	4,355
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	(28,995)	(15,086)
Net expenses	343,126	2,034,545	19,395	224,957
Net investment income (loss)	916,514	4,284,392	64,719	(30,281)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	1,273,245	—	(204,078)
In-kind redemptions	—	11,186,611	—	884,002
Swap contracts	(3,119,579)	35,696,898	(1,783,739)	(560,456)
Net realized gain (loss)	(3,119,579)	48,156,754	(1,783,739)	119,468
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(472,486)	—	6,128,889
Swap contracts	(1,976,711)	86,801,965	(287,021)	9,707,340
Change in net unrealized appreciation (depreciation)	(1,976,711)	86,329,479	(287,021)	15,836,229
Net realized and unrealized gain (loss)	(5,096,290)	134,486,233	(2,070,760)	15,955,697
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,179,776)	$138,770,625	$(2,006,041)	$15,925,416

The accompanying notes are an integral part of these financial statements.

119

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily AMD Bear 1X Shares[1]	Direxion Daily AMD Bull 2X Shares[1]	Direxion Daily AMZN Bear 1X Shares	Direxion Daily AMZN Bull 2X Shares
INVESTMENT INCOME:
Interest income	$229,473	$565,087	$237,977	$9,751,037
Total investment income	229,473	565,087	237,977	9,751,037
EXPENSES:
Investment advisory fees (Note 6)	38,547	108,026	40,834	1,891,324
Interest expense	4,082	52,807	7,338	596,856
Management service fees (Note 6)	2,492	6,982	2,652	122,589
Professional fees	10,279	10,780	9,393	26,004
Licensing fees	771	2,161	817	37,826
Pricing fees	2,871	2,871	4,000	4,000
Exchange listing fees	2,871	2,871	4,000	4,000
Reports to shareholders	392	1,081	410	18,970
Trustees’ fees and expenses	99	292	114	5,225
Insurance fees	66	181	75	3,472
Offering fees	2,222	2,222	—	—
Fund servicing fees	822	2,305	—	38,459
Other	203	563	251	11,567
Total expenses	65,717	193,142	69,884	2,760,292
Recoupment of expenses to Adviser (Note 6)	8,963	11,153	2,101	—
Less: Reimbursement of expenses from Adviser (Note 6)	(21,771)	(14,654)	(12,924)	—
Net expenses	52,909	189,641	59,061	2,760,292
Net investment income	176,564	375,446	178,916	6,990,745
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(49,286)	—	1,240,127
In-kind redemptions	—	598,852	—	9,784,658
Swap contracts	(5,611,149)	9,145,542	(473,435)	15,154,613
Net realized gain (loss)	(5,611,149)	9,695,108	(473,435)	26,179,398
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	1,390,028	—	1,182,869
Swap contracts	(4,233,509)	33,530,750	(592,015)	75,187,388
Change in net unrealized appreciation (depreciation)	(4,233,509)	34,920,778	(592,015)	76,370,257
Net realized and unrealized gain (loss)	(9,844,658)	44,615,886	(1,065,450)	102,549,655
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,668,094)	$44,991,332	$(886,534)	$109,540,400

[1]	Represents the period from February 12, 2025 (commencement of operations) to October 31, 2025.
The accompanying notes are an integral part of these financial statements.

120

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily AVGO Bear 1X Shares	Direxion Daily AVGO Bull 2X Shares	Direxion Daily BA Bear 1X Shares[1]	Direxion Daily BA Bull 2X Shares[1]
INVESTMENT INCOME:
Dividend income	$—	$132,655	$—	$—
Interest income	305,202	2,665,721	54,540	226,176
Total investment income	305,202	2,798,376	54,540	226,176
EXPENSES:
Investment advisory fees (Note 6)	50,859	548,158	8,809	48,571
Interest expense	5,293	489,033	75	32,187
Management service fees (Note 6)	3,296	35,516	571	3,140
Professional fees	10,576	14,043	10,065	10,353
Licensing fees	1,017	10,963	—	—
Pricing fees	4,000	4,000	2,104	2,104
Exchange listing fees	4,000	4,001	2,104	2,104
Reports to shareholders	510	5,496	91	486
Trustees’ fees and expenses	136	1,512	23	132
Insurance fees	90	987	15	81
Offering fees	—	—	2,068	2,068
Excise tax	—	423	—	—
Fund servicing fees	1,284	11,889	188	1,036
Other	304	3,003	38	258
Total expenses	81,365	1,129,024	26,151	102,520
Recoupment of expenses to Adviser (Note 6)	886	13,329	6,332	6,419
Less: Reimbursement of expenses from Adviser (Note 6)	(12,537)	(1,851)	(21,250)	(15,229)
Net expenses	69,714	1,140,502	11,233	93,710
Net investment income	235,488	1,657,874	43,307	132,466
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(168,338)	—	69,754
In-kind redemptions	—	3,409,066	—	—
Swap contracts	(4,480,986)	47,535,844	(633,724)	49,928
Net realized gain (loss)	(4,480,986)	50,776,572	(633,724)	119,682
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	5,770,283	—	(195,968)
Swap contracts	(1,249,041)	33,687,525	106,680	(1,262,298)
Change in net unrealized appreciation (depreciation)	(1,249,041)	39,457,808	106,680	(1,458,266)
Net realized and unrealized gain (loss)	(5,730,027)	90,234,380	(527,044)	(1,338,584)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,494,539)	$91,892,254	$(483,737)	$(1,206,118)

[1]	Represents the period from April 23, 2025 (commencement of operations) to October 31, 2025.
The accompanying notes are an integral part of these financial statements.

121

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily Biotech Top 5 Bull 2X ETF[1]	Direxion Daily BRKB Bear 1X Shares[2]	Direxion Daily BRKB Bull 2X Shares[2]	Direxion Daily Crypto Industry Bear 1X Shares
INVESTMENT INCOME:
Interest income	$3,293	$109,599	$1,431,430	$108,651
Total investment income	3,293	109,599	1,431,430	108,651
EXPENSES:
Investment advisory fees (Note 6)	2,040	19,342	293,327	8,247
Interest expense	—	1,055	30,052	2,337
Management service fees (Note 6)	131	1,256	19,014	1,150
Professional fees	10,014	10,142	12,144	10,161
Licensing fees	1,698	387	5,866	7,071
Pricing fees	340	3,562	3,562	4,000
Exchange listing fees	393	3,562	3,562	6,477
Reports to shareholders	19	194	2,941	178
Trustees’ fees and expenses	5	54	807	51
Insurance fees	3	36	525	34
Offering fees	2,105	2,391	2,391	—
Excise tax	—	224	351	—
Fund servicing fees	44	503	6,347	579
Other	7	88	1,581	111
Total expenses	16,799	42,796	382,470	40,396
Recoupment of expenses to Adviser (Note 6)	175	11,582	7,208	3,616
Less: Reimbursement of expenses from Adviser (Note 6)	(14,390)	(28,599)	(7,208)	(31,072)
Net expenses	2,584	25,779	382,470	12,940
Net investment income	709	83,820	1,048,960	95,711
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	39,077	—	9,829	—
In-kind redemptions	—	—	260,482	—
Swap contracts	(3,585)	(262,861)	(5,652,357)	(625,250)
Net realized gain (loss)	35,492	(262,861)	(5,382,046)	(625,250)
Change in net unrealized appreciation (depreciation) on:
Investment securities	112,748	—	(772,515)	—
Swap contracts	275,714	180,127	(6,811,577)	(466,618)
Change in net unrealized appreciation (depreciation)	388,462	180,127	(7,584,092)	(466,618)
Net realized and unrealized gain (loss)	423,954	(82,734)	(12,966,138)	(1,091,868)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$424,663	$1,086	$(11,917,178)	$(996,157)

[1]	Represents the period from October 1, 2025 (commencement of operations) to October 31, 2025.
[2]	Represents the period from December 11, 2024 (commencement of operations) to October 31, 2025.
The accompanying notes are an integral part of these financial statements.

122

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily Crypto Industry Bull 2X Shares	Direxion Daily CSCO Bear 1X ETF[1]	Direxion Daily CSCO Bull 2X ETF[1]	Direxion Daily CSI 300 China A Share Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$4,391	$—	$7,351	$1,925,580
Interest income	48,682	36,172	47,350	5,818,287
Securities lending income	2,073	—	—	361,207
Total investment income	55,146	36,172	54,701	8,105,074
EXPENSES:
Investment advisory fees (Note 6)	35,240	6,540	10,607	1,585,146
Interest expense	12,499	—	54	363,654
Management service fees (Note 6)	2,286	422	685	102,913
Professional fees	10,289	10,048	10,077	23,825
Licensing fees	7,540	—	—	63,406
Pricing fees	4,001	1,414	1,414	4,000
Exchange listing fees	6,126	1,414	1,414	6,161
Reports to shareholders	353	64	104	15,922
Trustees’ fees and expenses	96	16	26	4,418
Insurance fees	64	10	17	2,918
Offering fees	—	2,833	2,833	—
Excise tax	228	—	—	—
Fund servicing fees	953	139	226	31,069
Other	224	28	45	13,662
Total expenses	79,899	22,928	27,502	2,217,094
Recoupment of expenses to Adviser (Note 6)	3,298	2,723	2,723	—
Less: Reimbursement of expenses from Adviser (Note 6)	(25,833)	(17,367)	(16,735)	—
Net expenses	57,364	8,284	13,490	2,217,094
Net investment income (loss)	(2,218)	27,888	41,211	5,887,980
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(415,322)	—	(9,502)	(21,199,373)
In-kind redemptions	511,457	—	—	(7,226,044)
Swap contracts	266,617	(51,045)	(236,269)	(79,099,490)
Net realized gain (loss)	362,752	(51,045)	(245,771)	(107,524,907)
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,400,089	—	56,747	30,964,382
Swap contracts	1,430,606	(152,526)	410,463	89,174,470
Change in net unrealized appreciation (depreciation)	2,830,695	(152,526)	467,210	120,138,852
Net realized and unrealized gain (loss)	3,193,447	(203,571)	221,439	12,613,945
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,191,229	$(175,683)	$262,650	$18,501,925

[1]	Represents the period from June 25, 2025 (commencement of operations) to October 31, 2025.
The accompanying notes are an integral part of these financial statements.

123

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily Energy Bear 2X Shares	Direxion Daily Energy Bull 2X Shares	Direxion Daily Energy Top 5 Bull 2X ETF[1]
INVESTMENT INCOME:
Dividend income	$5,886,530	$—	$5,849,242	$3,406
Interest income	6,601,673	841,605	3,085,483	1,602
Securities lending income	—	—	2,104	—
Total investment income	12,488,203	841,605	8,936,829	5,008
EXPENSES:
Investment advisory fees (Note 6)	2,352,386	147,435	1,825,877	1,521
Interest expense	1,868,928	66,701	633,379	—
Management service fees (Note 6)	152,638	9,577	118,497	98
Professional fees	29,812	11,183	24,081	10,011
Licensing fees	94,096	11,594	143,751	1,699
Pricing fees	4,000	4,001	4,000	340
Exchange listing fees	6,161	6,161	6,161	393
Reports to shareholders	23,614	1,480	18,334	14
Trustees’ fees and expenses	6,532	414	5,078	3
Insurance fees	4,326	274	3,360	2
Offering fees	—	—	—	2,375
Fund servicing fees	48,042	406	36,150	32
Other	12,814	804	9,969	6
Total expenses	4,603,349	260,030	2,828,637	16,494
Recoupment of expenses to Adviser (Note 6)	—	3,377	—	174
Less: Reimbursement of expenses from Adviser (Note 6)	—	(9,955)	—	(14,741)
Net expenses	4,603,349	253,452	2,828,637	1,927
Net investment income	7,884,854	588,153	6,108,192	3,081
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(11,337,754)	—	(11,563,899)	(33,019)
In-kind redemptions	29,265,103	—	10,315,997	—
Swap contracts	22,676,767	2,332,699	(10,781,014)	(15,415)
Net realized gain (loss)	40,604,116	2,332,699	(12,028,916)	(48,434)
Change in net unrealized appreciation (depreciation) on:
Investment securities	6,111,746	—	2,027,143	(38,127)
Swap contracts	36,867,254	(1,863,859)	(1,744,993)	(99,353)
Change in net unrealized appreciation (depreciation)	42,979,000	(1,863,859)	282,150	(137,480)
Net realized and unrealized gain (loss)	83,583,116	468,840	(11,746,766)	(185,914)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$91,467,970	$1,056,993	$(5,638,574)	$(182,833)

[1]	Represents the period from October 1, 2025 (commencement of operations) to October 31, 2025.
The accompanying notes are an integral part of these financial statements.

124

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily F Bear 1X ETF[1]	Direxion Daily F Bull 2X ETF[1]	Direxion Daily Gold Miners Index Bear 2X Shares	Direxion Daily Gold Miners Index Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$—	$4,950	$—	$3,482,845
Interest income	27,810	26,543	5,617,603	13,186,577
Securities lending income	—	—	—	66,778
Total investment income	27,810	31,493	5,617,603	16,736,200
EXPENSES:
Investment advisory fees (Note 6)	4,907	5,954	844,769	4,750,051
Interest expense	—	253	66,530	7,240,500
Management service fees (Note 6)	317	384	54,775	307,982
Professional fees	10,036	10,043	17,972	49,532
Licensing fees	—	—	19,099	102,668
Pricing fees	1,107	1,107	4,000	4,001
Exchange listing fees	1,107	1,107	6,161	6,161
Reports to shareholders	48	58	8,479	47,648
Trustees’ fees and expenses	12	15	2,338	13,117
Insurance fees	8	10	1,558	8,722
Offering fees	849	849	—	—
Fund servicing fees	105	127	13,974	88,090
Other	20	24	4,810	25,710
Total expenses	18,516	19,931	1,044,465	12,644,182
Recoupment of expenses to Adviser (Note 6)	3,882	3,882	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(16,182)	(16,018)	—	—
Net expenses	6,216	7,795	1,044,465	12,644,182
Net investment income (loss)	21,594	23,698	4,573,138	4,092,018
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	—	—	(22,871,747)
In-kind redemptions	—	—	—	144,937,665
Swap contracts	(205,777)	(40,457)	(112,938,849)	362,462,585
Net realized gain (loss)	(205,777)	(40,457)	(112,938,849)	484,528,503
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	63,723	—	46,392,543
Swap contracts	(242,221)	943,366	(15,459,828)	122,770,302
Change in net unrealized appreciation (depreciation)	(242,221)	1,007,089	(15,459,828)	169,162,845
Net realized and unrealized gain (loss)	(447,998)	966,632	(128,398,677)	653,691,348
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(426,404)	$990,330	$(123,825,539)	$657,783,366

[1]	Represents the period from July 23, 2025 (commencement of operations) to October 31, 2025.
The accompanying notes are an integral part of these financial statements.

125

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily GOOGL Bear 1X Shares	Direxion Daily GOOGL Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares	Direxion Daily Junior Gold Miners Index Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$—	$92,506	$—	$3,116,509
Interest income	286,260	11,900,783	3,127,098	9,503,493
Securities lending income	—	—	—	21,663
Total investment income	286,260	11,993,289	3,127,098	12,641,665
EXPENSES:
Investment advisory fees (Note 6)	50,373	2,195,454	449,126	2,532,388
Interest expense	12,852	1,483,856	39,192	4,355,394
Management service fees (Note 6)	3,266	142,242	29,145	164,217
Professional fees	9,669	28,221	14,077	31,104
Licensing fees	1,008	43,909	2,494	2,493
Pricing fees	4,000	4,001	4,000	4,000
Exchange listing fees	4,000	4,000	6,161	6,161
Reports to shareholders	506	22,010	4,510	25,412
Trustees’ fees and expenses	137	6,061	1,248	7,002
Insurance fees	91	4,027	839	4,647
Excise tax	—	—	—	47,945
Fund servicing fees	—	45,034	6,722	44,315
Other	314	12,764	2,431	13,749
Total expenses	86,216	3,991,579	559,945	7,238,827
Recoupment of expenses to Adviser (Note 6)	2,369	—	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(11,927)	—	—	—
Net expenses	76,658	3,991,579	559,945	7,238,827
Net investment income	209,602	8,001,710	2,567,153	5,402,838
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
In-kind redemptions	—	10,714,065	—	61,039,667
Swap contracts	(2,517,953)	42,156,842	(74,199,049)	197,153,367
Net realized gain (loss)	(2,517,953)	52,870,907	(74,199,049)	258,193,034
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	1,792,524	—	1,755,575
Swap contracts	(834,948)	345,206,184	(11,779,845)	124,984,537
Change in net unrealized appreciation (depreciation)	(834,948)	346,998,708	(11,779,845)	126,740,112
Net realized and unrealized gain (loss)	(3,352,901)	399,869,615	(85,978,894)	384,933,146
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,143,299)	$407,871,325	$(83,411,741)	$390,335,984

The accompanying notes are an integral part of these financial statements.

126

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily LLY Bear 1X Shares[1]	Direxion Daily LLY Bull 2X Shares[1]	Direxion Daily LMT Bear 1X ETF[2]	Direxion Daily LMT Bull 2X ETF[2]
INVESTMENT INCOME:
Dividend income	$—	$8,797	$—	$4,277
Interest income	92,801	257,697	23,782	34,050
Total investment income	92,801	266,494	23,782	38,327
EXPENSES:
Investment advisory fees (Note 6)	16,864	53,021	4,061	7,856
Interest expense	3,052	27,268	—	982
Management service fees (Note 6)	1,179	3,505	262	507
Professional fees	10,124	10,387	10,030	10,057
Pricing fees	2,411	2,411	953	953
Exchange listing fees	2,411	2,411	953	953
Reports to shareholders	183	536	40	76
Trustees’ fees and expenses	47	145	10	19
Insurance fees	31	90	7	13
Offering fees	724	724	3,075	3,075
Fund servicing fees	360	1,131	87	168
Other	75	285	16	31
Total expenses	37,461	101,914	19,494	24,690
Recoupment of expenses to Adviser (Note 6)	9,078	9,104	957	956
Less: Reimbursement of expenses from Adviser (Note 6)	(22,126)	(16,591)	(15,306)	(14,714)
Net expenses	24,413	94,427	5,145	10,932
Net investment income	68,388	172,067	18,637	27,395
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	—	—	81,650
In-kind redemptions	—	194,352	—	—
Swap contracts	(480,062)	1,467,249	(128,987)	10,120
Net realized gain (loss)	(480,062)	1,661,601	(128,987)	91,770
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	511,214	—	64
Swap contracts	(418,917)	7,152,251	(206,227)	959,957
Change in net unrealized appreciation (depreciation)	(418,917)	7,663,465	(206,227)	960,021
Net realized and unrealized gain (loss)	(898,979)	9,325,066	(335,214)	1,051,791
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(830,591)	$9,497,133	$(316,577)	$1,079,186

[1]	Represents the period from March 26, 2025 (commencement of operations) to October 31, 2025.
[2]	Represents the period from August 6, 2025 (commencement of operations) to October 31, 2025.
The accompanying notes are an integral part of these financial statements.

127

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily Magnificent 7 Bear 1X Shares	Direxion Daily Magnificent 7 Bull 2X Shares	Direxion Daily META Bear 1X Shares	Direxion Daily META Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$—	$156,078	$—	$23,245
Interest income	344,767	926,688	300,038	4,160,222
Total investment income	344,767	1,082,766	300,038	4,183,467
EXPENSES:
Investment advisory fees (Note 6)	26,987	598,020	51,305	792,189
Interest expense	8,833	195,017	11,988	553,953
Management service fees (Note 6)	3,751	38,785	3,333	51,305
Professional fees	10,467	14,432	10,408	15,862
Licensing fees	24,000	60,599	1,026	15,844
Pricing fees	4,000	4,000	4,000	4,001
Exchange listing fees	6,126	6,126	4,000	4,000
Reports to shareholders	580	6,000	515	7,936
Trustees’ fees and expenses	159	1,654	144	2,170
Insurance fees	105	1,096	95	1,451
Fund servicing fees	1,494	12,986	1,298	17,037
Other	349	3,436	357	4,747
Total expenses	86,851	942,151	88,469	1,470,495
Recoupment of expenses to Adviser (Note 6)	1,161	22,674	86	21,184
Less: Reimbursement of expenses from Adviser (Note 6)	(44,482)	(12,317)	(11,581)	—
Net expenses	43,530	952,508	76,974	1,491,679
Net investment income	301,237	130,258	223,064	2,691,788
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(3,795,009)	—	(40,555)
In-kind redemptions	—	1,906,988	—	3,330,892
Swap contracts	(2,351,292)	4,605,437	(1,271,333)	15,772,308
Net realized gain (loss)	(2,351,292)	2,717,416	(1,271,333)	19,062,645
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	19,121,110	—	(5,061,029)
Swap contracts	(1,774,025)	18,771,166	1,172,816	(63,632,888)
Change in net unrealized appreciation (depreciation)	(1,774,025)	37,892,276	1,172,816	(68,693,917)
Net realized and unrealized gain (loss)	(4,125,317)	40,609,692	(98,517)	(49,631,272)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,824,080)	$40,739,950	$124,547	$(46,939,484)

The accompanying notes are an integral part of these financial statements.

128

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily MSCI Brazil Bull 2X Shares	Direxion Daily MSCI India Bull 2X Shares	Direxion Daily MSFT Bear 1X Shares	Direxion Daily MSFT Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$4,577,511	$305,694	$—	$172,295
Interest income	1,978,223	1,890,897	337,895	5,903,237
Securities lending income	118,726	16,598	—	—
Total investment income	6,674,460	2,213,189	337,895	6,075,532
EXPENSES:
Investment advisory fees (Note 6)	914,027	588,104	58,567	1,141,347
Interest expense	477,652	141,279	7,354	426,089
Management service fees (Note 6)	59,323	38,173	3,801	74,058
Professional fees	18,496	15,677	9,912	20,530
Licensing fees	79,685	31,366	1,172	22,827
Pricing fees	4,000	4,000	4,001	4,000
Exchange listing fees	6,161	6,161	4,000	4,000
Reports to shareholders	9,176	5,905	588	11,454
Trustees’ fees and expenses	2,541	1,636	161	3,164
Insurance fees	1,681	1,101	107	2,098
Fund servicing fees	14,815	8,603	—	22,313
Other	5,164	3,428	367	8,542
Total expenses	1,592,721	845,433	90,030	1,740,422
Recoupment of expenses to Adviser (Note 6)	—	—	2,114	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	(10,605)	—
Net expenses	1,592,721	845,433	81,539	1,740,422
Net investment income	5,081,739	1,367,756	256,356	4,335,110
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(3,580,073)	(1,038,028)	—	370,797
In-kind redemptions	7,976,985	1,897,035	—	3,293,067
Swap contracts	(26,968,237)	656,008	(2,011,797)	17,089,063
Net realized gain (loss)	(22,571,325)	1,515,015	(2,011,797)	20,752,927
Change in net unrealized appreciation (depreciation) on:
Investment securities	8,629,807	(1,802,900)	—	1,084,810
Swap contracts	47,108,967	(10,314,637)	(352,258)	15,894,245
Change in net unrealized appreciation (depreciation)	55,738,774	(12,117,537)	(352,258)	16,979,055
Net realized and unrealized gain (loss)	33,167,449	(10,602,522)	(2,364,055)	37,731,982
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,249,188	$(9,234,766)	$(2,107,699)	$42,067,092

The accompanying notes are an integral part of these financial statements.

129

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily MU Bear 1X Shares	Direxion Daily MU Bull 2X Shares	Direxion Daily NFLX Bear 1X Shares	Direxion Daily NFLX Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$—	$36,853	$—	$—
Interest income	175,846	1,410,444	425,055	1,713,419
Total investment income	175,846	1,447,297	425,055	1,713,419
EXPENSES:
Investment advisory fees (Note 6)	28,774	302,617	72,596	338,435
Interest expense	5,292	224,231	2,385	155,562
Management service fees (Note 6)	1,867	19,579	4,713	21,940
Professional fees	10,239	12,207	10,565	12,504
Licensing fees	575	6,052	1,452	6,769
Pricing fees	4,000	4,000	4,000	4,000
Exchange listing fees	4,000	4,001	4,000	4,000
Reports to shareholders	287	3,017	729	3,390
Trustees’ fees and expenses	79	814	200	932
Insurance fees	53	549	133	604
Excise tax	38	253	—	27
Fund servicing fees	813	6,651	1,747	7,416
Other	180	1,631	453	1,876
Total expenses	56,197	585,602	102,973	557,455
Recoupment of expenses to Adviser (Note 6)	780	13,519	1,300	20,323
Less: Reimbursement of expenses from Adviser (Note 6)	(15,201)	(2,172)	(9,933)	(2,304)
Net expenses	41,776	596,949	94,340	575,474
Net investment income	134,070	850,348	330,715	1,137,945
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(870,156)	—	156,190
In-kind redemptions	—	2,854,028	—	1,647,564
Swap contracts	(2,304,138)	13,114,909	(2,821,562)	14,151,832
Net realized gain (loss)	(2,304,138)	15,098,781	(2,821,562)	15,955,586
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	11,590,097	—	(1,428,261)
Swap contracts	(3,002,781)	87,708,873	633,576	(5,937,606)
Change in net unrealized appreciation (depreciation)	(3,002,781)	99,298,970	633,576	(7,365,867)
Net realized and unrealized gain (loss)	(5,306,919)	114,397,751	(2,187,986)	8,589,719
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,172,849)	$115,248,099	$(1,857,271)	$9,727,664

The accompanying notes are an integral part of these financial statements.

130

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily NVDA Bear 1X Shares	Direxion Daily NVDA Bull 2X Shares	Direxion Daily NYSE FANG+ Bull 2X Shares	Direxion Daily PANW Bear 1X Shares[1]
INVESTMENT INCOME:
Dividend income	$—	$30,931	$138,820	$—
Interest income	1,201,209	23,406,816	2,473,246	73,332
Total investment income	1,201,209	23,437,747	2,612,066	73,332
EXPENSES:
Investment advisory fees (Note 6)	203,697	4,699,730	785,660	13,000
Interest expense	41,037	3,447,456	601,857	3,725
Management service fees (Note 6)	13,232	304,822	50,942	931
Professional fees	11,671	48,518	16,919	10,095
Licensing fees	4,074	93,995	52,378	—
Pricing fees	4,001	4,000	4,001	2,411
Exchange listing fees	4,000	4,000	6,161	2,411
Reports to shareholders	2,045	47,176	7,884	140
Trustees’ fees and expenses	565	13,049	2,178	36
Insurance fees	379	8,632	1,433	24
Offering fees	—	—	—	2,068
Fund servicing fees	4,451	99,828	13,928	277
Other	1,490	30,445	4,426	58
Total expenses	290,642	8,801,651	1,547,767	35,176
Recoupment of expenses to Adviser (Note 6)	9,437	—	40,478	7,734
Less: Reimbursement of expenses from Adviser (Note 6)	(1,026)	—	(19)	(22,718)
Net expenses	299,053	8,801,651	1,588,226	20,192
Net investment income	902,156	14,636,096	1,023,840	53,140
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(2,277,132)	(1,346,271)	—
In-kind redemptions	—	27,550,879	7,097,160	—
Swap contracts	(14,192,239)	248,871,243	16,419,165	(276,342)
Net realized gain (loss)	(14,192,239)	274,144,990	22,170,054	(276,342)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	12,819,852	12,803,230	—
Swap contracts	(1,659,926)	63,692,609	31,555,271	(400,540)
Change in net unrealized appreciation (depreciation)	(1,659,926)	76,512,461	44,358,501	(400,540)
Net realized and unrealized gain (loss)	(15,852,165)	350,657,451	66,528,555	(676,882)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,950,009)	$365,293,547	$67,552,395	$(623,742)

[1]	Represents the period from March 26, 2025 (commencement of operations) to October 31, 2025.
The accompanying notes are an integral part of these financial statements.

131

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily PANW Bull 2X Shares[1]	Direxion Daily PLTR Bear 1X Shares[2]	Direxion Daily PLTR Bull 2X Shares[2]	Direxion Daily QCOM Bear 1X ETF[3]
INVESTMENT INCOME:
Interest income	$176,979	$1,818,043	$10,624,021	$41,467
Total investment income	176,979	1,818,043	10,624,021	41,467
EXPENSES:
Investment advisory fees (Note 6)	35,488	300,885	2,179,980	7,356
Interest expense	8,203	43,968	2,113,090	—
Management service fees (Note 6)	2,369	19,527	141,151	475
Professional fees	10,259	12,212	25,950	10,054
Licensing fees	—	6,018	43,599	—
Pricing fees	2,411	3,562	3,562	1,414
Exchange listing fees	2,411	3,561	3,562	1,414
Reports to shareholders	363	3,021	21,858	72
Trustees’ fees and expenses	97	836	6,009	18
Insurance fees	61	548	3,999	12
Offering fees	2,068	2,391	2,391	2,833
Excise tax	—	396	95	—
Fund servicing fees	757	6,509	46,594	157
Other	190	1,641	11,760	30
Total expenses	64,677	405,075	4,603,600	23,835
Recoupment of expenses to Adviser (Note 6)	7,734	5,209	1,548	2,723
Less: Reimbursement of expenses from Adviser (Note 6)	(19,257)	(5,209)	(1,548)	(17,240)
Net expenses	53,154	405,075	4,603,600	9,318
Net investment income	123,825	1,412,968	6,020,421	32,149
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	—	95,669	—
In-kind redemptions	—	—	27,419,300	—
Swap contracts	523,025	(23,615,280)	344,056,884	(223,535)
Net realized gain (loss)	523,025	(23,615,280)	371,571,853	(223,535)
Change in net unrealized appreciation (depreciation) on:
Investment securities	150,028	—	17,586,477	—
Swap contracts	3,979,418	(6,040,405)	211,716,982	(305,593)
Change in net unrealized appreciation (depreciation)	4,129,446	(6,040,405)	229,303,459	(305,593)
Net realized and unrealized gain (loss)	4,652,471	(29,655,685)	600,875,312	(529,128)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,776,296	$(28,242,717)	$606,895,733	$(496,979)

[1]	Represents the period from March 26, 2025 (commencement of operations) to October 31, 2025.
[2]	Represents the period from December 11, 2024 (commencement of operations) to October 31, 2025.
[3]	Represents the period from June 25, 2025 (commencement of operations) to October 31, 2025.
The accompanying notes are an integral part of these financial statements.

132

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily QCOM Bull 2X ETF[1]	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily S&P 500® Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$2,848	$34,437	$—	$1,973,071
Less: Foreign Withholding Tax	—	—	—	(439)
Interest income	42,231	628,496	6,387,699	715,154
Securities lending income	—	351	—	461
Total investment income	45,079	663,284	6,387,699	2,688,247
EXPENSES:
Investment advisory fees (Note 6)	9,270	209,021	515,804	832,926
Interest expense	188	112,054	66,011	543,121
Management service fees (Note 6)	598	13,570	71,779	81,025
Professional fees	10,067	12,386	24,765	21,326
Licensing fees	—	16,722	73,686	99,951
Pricing fees	1,414	4,000	4,001	4,000
Exchange listing fees	1,414	6,161	6,161	6,161
Reports to shareholders	90	2,098	11,099	12,540
Trustees’ fees and expenses	23	577	3,075	3,465
Insurance fees	15	383	2,034	2,289
Offering fees	2,833	—	—	—
Fund servicing fees	198	1,733	26,826	20,942
Other	38	1,136	6,036	6,797
Total expenses	26,148	379,841	811,277	1,634,543
Recoupment of expenses to Adviser (Note 6)	2,723	5,067	2,740	7,682
Less: Reimbursement of expenses from Adviser (Note 6)	(16,941)	(8,094)	(84,829)	(99,593)
Net expenses	11,930	376,814	729,188	1,542,632
Net investment income	33,149	286,470	5,658,511	1,145,615
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(1,184,949)	—	(2,657,017)
In-kind redemptions	—	297,124	—	—
Swap contracts	(200,302)	(898,466)	(27,735,028)	16,642,455
Net realized gain (loss)	(200,302)	(1,786,291)	(27,735,028)	13,985,438
Change in net unrealized appreciation (depreciation) on:
Investment securities	90,606	2,772,720	—	31,104,531
Swap contracts	961,232	7,215,956	3,654,350	11,114,971
Change in net unrealized appreciation	1,051,838	9,988,676	3,654,350	42,219,502
Net realized and unrealized gain (loss)	851,536	8,202,385	(24,080,678)	56,204,940
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$884,685	$8,488,855	$(18,422,167)	$57,350,555

[1]	Represents the period from June 25, 2025 (commencement of operations) to October 31, 2025.
The accompanying notes are an integral part of these financial statements.

133

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	Direxion Daily Semiconductors Top 5 Bear 2X ETF[1]	Direxion Daily Semiconductors Top 5 Bull 2X ETF[1]
INVESTMENT INCOME:
Dividend income	$—	$5,245,325	$—	$1,012
Less: Foreign Withholding Tax	—	—	—	(152)
Interest income	2,004,454	4,188,263	7,825	5,196
Securities lending income	—	36,777	—	—
Total investment income	2,004,454	9,470,365	7,825	6,056
EXPENSES:
Investment advisory fees (Note 6)	344,072	2,035,711	1,283	2,636
Interest expense	237,475	447,016	—	—
Management service fees (Note 6)	22,328	132,114	82	170
Professional fees	13,331	26,755	10,009	10,018
Licensing fees	36,701	217,142	1,698	1,699
Pricing fees	4,000	4,000	340	340
Exchange listing fees	6,161	6,161	393	393
Reports to shareholders	3,454	20,443	12	24
Trustees’ fees and expenses	956	5,666	3	6
Insurance fees	645	3,746	2	4
Offering fees	—	—	2,645	2,375
Fund servicing fees	5,181	46,749	27	56
Other	1,877	11,124	5	9
Total expenses	676,181	2,956,627	16,499	17,730
Recoupment of expenses to Adviser (Note 6)	3,287	—	175	175
Less: Reimbursement of expenses from Adviser (Note 6)	(6,169)	—	(15,049)	(14,566)
Net expenses	673,299	2,956,627	1,625	3,339
Net investment income	1,331,155	6,513,738	6,200	2,717
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(40,650,418)	—	98,655
In-kind redemptions	—	20,940,782	—	—
Swap contracts	11,057,898	(44,871,274)	(414,919)	(44,394)
Net realized gain (loss)	11,057,898	(64,580,910)	(414,919)	54,261
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	16,194,771	—	309,367
Swap contracts	(5,512,771)	21,008,030	(389,194)	739,314
Change in net unrealized appreciation (depreciation)	(5,512,771)	37,202,801	(389,194)	1,048,681
Net realized and unrealized gain (loss)	5,545,127	(27,378,109)	(804,113)	1,102,942
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,876,282	$(20,864,371)	$(797,913)	$1,105,659

[1]	Represents the period from October 1, 2025 (commencement of operations) to October 31, 2025.
The accompanying notes are an integral part of these financial statements.

134

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily SHOP Bear 1X ETF[1]	Direxion Daily SHOP Bull 2X ETF[1]	Direxion Daily Technology Top 5 Bear 2X ETF[2]	Direxion Daily Technology Top 5 Bull 2X ETF[2]
INVESTMENT INCOME:
Dividend income	$—	$—	$—	$618
Interest income	29,056	52,621	8,268	3,118
Total investment income	29,056	52,621	8,268	3,736
EXPENSES:
Investment advisory fees (Note 6)	4,964	10,904	1,534	1,964
Interest expense	—	3,764	—	—
Management service fees (Note 6)	320	703	99	126
Professional fees	10,036	10,078	10,011	10,014
Licensing fees	—	—	1,699	1,699
Pricing fees	954	953	340	340
Exchange listing fees	953	953	393	393
Reports to shareholders	48	105	14	18
Trustees’ fees and expenses	12	27	3	4
Insurance fees	8	18	2	3
Offering fees	849	849	2,645	2,375
Fund servicing fees	106	233	33	42
Other	20	42	5	7
Total expenses	18,270	28,629	16,778	16,985
Recoupment of expenses to Adviser (Note 6)	3,182	3,182	174	174
Less: Reimbursement of expenses from Adviser (Note 6)	(15,165)	(14,236)	(15,010)	(14,671)
Net expenses	6,287	17,575	1,942	2,488
Net investment income	22,769	35,046	6,326	1,248
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	237,066	—	(14,937)
Swap contracts	(673,772)	1,296,507	(70,142)	(6,906)
Net realized gain (loss)	(673,772)	1,533,573	(70,142)	(21,843)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	47	—	85,238
Swap contracts	(349,925)	1,604,922	(150,529)	110,066
Change in net unrealized appreciation (depreciation)	(349,925)	1,604,969	(150,529)	195,304
Net realized and unrealized gain (loss)	(1,023,697)	3,138,542	(220,671)	173,461
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,000,928)	$3,173,588	$(214,345)	$174,709

[1]	Represents the period from August 6, 2025 (commencement of operations) to October 31, 2025.
[2]	Represents the period from October 1, 2025 (commencement of operations) to October 31, 2025.
The accompanying notes are an integral part of these financial statements.

135

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily TSLA Bear 1X Shares	Direxion Daily TSLA Bull 2X Shares	Direxion Daily TSM Bear 1X Shares	Direxion Daily TSM Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$—	$—	$—	$211,597
Less: Foreign Withholding Tax	—	—	—	(44,435)
Interest income	2,972,502	207,631,507	151,641	4,231,337
Total investment income	2,972,502	207,631,507	151,641	4,398,499
EXPENSES:
Investment advisory fees (Note 6)	507,281	40,164,506	25,483	825,870
Interest expense	182,266	24,734,912	8,443	475,323
Management service fees (Note 6)	32,903	2,604,658	1,656	53,552
Professional fees	14,877	310,668	10,218	16,120
Licensing fees	10,146	803,290	510	16,517
Pricing fees	4,000	4,000	4,000	4,000
Exchange listing fees	4,000	4,000	4,000	4,000
Reports to shareholders	5,092	402,955	256	8,277
Trustees’ fees and expenses	1,408	111,160	72	2,270
Insurance fees	939	73,779	48	1,512
Fund servicing fees	9,033	844,156	742	17,794
Other	2,542	229,671	187	4,685
Total expenses	774,487	70,287,755	55,615	1,429,920
Recoupment of expenses to Adviser (Note 6)	—	—	727	11,564
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	(15,620)	—
Less: Investment advisory fees waived (Note 6)	—	(6,210,535)	—	—
Net expenses	774,487	64,077,220	40,722	1,441,484
Net investment income	2,198,015	143,554,287	110,919	2,957,015
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(400,999,963)	—	—
In-kind redemptions	—	435,351,232	—	3,821,546
Swap contracts	(41,346,161)	1,299,749,371	(506,260)	16,044,178
Net realized gain (loss)	(41,346,161)	1,334,100,640	(506,260)	19,865,724
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	282,859,304	—	4,173,167
Swap contracts	(10,867,084)	2,847,256,270	(559,267)	56,056,858
Change in net unrealized appreciation (depreciation)	(10,867,084)	3,130,115,574	(559,267)	60,230,025
Net realized and unrealized gain (loss)	(52,213,245)	4,464,216,214	(1,065,527)	80,095,749
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(50,015,230)	$4,607,770,501	$(954,608)	$83,052,764

The accompanying notes are an integral part of these financial statements.

136

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily Uranium Industry Bull 2X Shares	Direxion Daily XOM Bear 1X Shares[1]	Direxion Daily XOM Bull 2X Shares[1]
INVESTMENT INCOME:
Dividend income	$97,603	$—	$9,256
Interest income	306,591	53,600	50,988
Securities lending income	3,356	—	—
Total investment income	407,550	53,600	60,244
EXPENSES:
Investment advisory fees (Note 6)	98,906	9,626	12,086
Interest expense	73,270	—	66
Management service fees (Note 6)	6,405	623	782
Professional fees	10,747	10,071	10,088
Licensing fees	13,800	—	—
Pricing fees	4,000	2,104	2,104
Exchange listing fees	5,664	2,104	2,104
Reports to shareholders	989	100	124
Trustees’ fees and expenses	268	25	31
Insurance fees	173	17	21
Offering fees	—	4,714	4,714
Excise tax	2,002	—	—
Fund servicing fees	2,312	205	258
Other	607	42	52
Total expenses	219,143	29,631	32,430
Recoupment of expenses to Adviser (Note 6)	2,077	3,686	3,686
Less: Reimbursement of expenses from Adviser (Note 6)	(20,668)	(21,125)	(20,742)
Net expenses	200,552	12,192	15,374
Net investment income	206,998	41,408	44,870
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(135,871)	—	(2,660)
In-kind redemptions	665,123	—	—
Swap contracts	(11,313)	(91,016)	(146,385)
Net realized gain (loss)	517,939	(91,016)	(149,045)
Change in net unrealized appreciation (depreciation) on:
Investment securities	3,501,429	—	26,316
Swap contracts	11,960,932	(83,074)	190,377
Change in net unrealized appreciation (depreciation)	15,462,361	(83,074)	216,693
Net realized and unrealized gain (loss)	15,980,300	(174,090)	67,648
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,187,298	$(132,682)	$112,518

[1]	Represents the period from April 23, 2025 (commencement of operations) to October 31, 2025.
The accompanying notes are an integral part of these financial statements.

137

Direxion Shares ETF Trust
Statements of Changes in Net Assets

	Direxion Daily AAPL Bear 1X Shares		Direxion Daily AAPL Bull 2X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$916,514	$1,179,517	$4,284,392	$2,288,784
Net realized gain (loss)	(3,119,579)	(5,280,087)	48,156,754	26,854,673
Change in net unrealized appreciation (depreciation)	(1,976,711)	(1,488,835)	86,329,479	11,150,431
Net increase (decrease) in net assets resulting from operations	(4,179,776)	(5,589,405)	138,770,625	40,293,888
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(947,241)	(1,242,145)	(14,985,478)	(2,167,326)
Total distributions	(947,241)	(1,242,145)	(14,985,478)	(2,167,326)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	131,155,700	74,077,786	599,499,121	165,537,552
Cost of shares redeemed	(127,478,960)	(78,334,822)	(605,097,030)	(140,604,900)
Transaction fees (Note 4)	38,244	23,500	138,801	40,096
Net increase (decrease) in net assets resulting from capital transactions	3,714,984	(4,233,536)	(5,459,108)	24,972,748
Total increase (decrease) in net assets	(1,412,033)	(11,065,086)	118,326,039	63,099,310
NET ASSETS:
Beginning of year	25,497,898	36,562,984	98,080,147	34,980,837
End of year	$24,085,865	$25,497,898	$216,406,186	$98,080,147
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	1,500,001	1,600,001	2,775,001	1,500,001
Shares sold	7,800,000	3,750,000	24,750,000	5,475,000
Shares repurchased	(7,475,000)	(3,850,000)	(21,525,000)	(4,200,000)
Shares outstanding, end of year	1,825,001	1,500,001	6,000,001	2,775,001

The accompanying notes are an integral part of these financial statements.

138

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily AI and Big Data Bear 2X Shares		Direxion Daily AI and Big Data Bull 2X Shares
	Year Ended October 31, 2025	For the Period May 15, 2024[1] through October 31, 2024	Year Ended October 31, 2025	For the Period May 15, 2024[1] through October 31, 2024
OPERATIONS:
Net investment income (loss)	$64,719	$49,934	$(30,281)	$3,952
Net realized gain (loss)	(1,783,739)	(586,698)	119,468	47,041
Change in net unrealized appreciation (depreciation)	(287,021)	(144,062)	15,836,229	976,665
Net increase (decrease) in net assets resulting from operations	(2,006,041)	(680,826)	15,925,416	1,027,658
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(64,893)	(44,131)	(162,753)	(9,347)
Total distributions	(64,893)	(44,131)	(162,753)	(9,347)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,959,890	3,150,209	33,946,073	6,456,993
Cost of shares redeemed	(1,585,839)	—	(8,341,215)	—
Transaction fees (Note 4)	476	—	2,188	—
Net increase in net assets resulting from capital transactions	2,374,527	3,150,209	25,607,046	6,456,993
Total increase in net assets	303,593	2,425,252	41,369,709	7,475,304
NET ASSETS:
Beginning of year/period	2,425,252	—	7,475,304	—
End of year/period	$2,728,845	$2,425,252	$48,845,013	$7,475,304
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	125,001	—	250,001	—
Shares sold	475,000	125,001	725,000	250,001
Shares repurchased	(175,000)	—	(200,000)	—
Shares outstanding, end of year/period	425,001	125,001	775,001	250,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

139

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily AMD Bear 1X Shares	Direxion Daily AMD Bull 2X Shares	Direxion Daily AMZN Bear 1X Shares
	For the Period February 12, 2025[1] through October 31, 2025	For the Period February 12, 2025[1] through October 31, 2025	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income	$176,564	$375,446	$178,916	$147,591
Net realized gain (loss)	(5,611,149)	9,695,108	(473,435)	(1,461,989)
Change in net unrealized appreciation (depreciation)	(4,233,509)	34,920,778	(592,015)	97,691
Net increase (decrease) in net assets resulting from operations	(9,668,094)	44,991,332	(886,534)	(1,216,707)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(100,915)	(245,544)	(172,506)	(146,986)
Total distributions	(100,915)	(245,544)	(172,506)	(146,986)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	103,834,366	93,705,421	50,316,746	10,661,343
Cost of shares redeemed	(69,635,392)	(75,266,659)	(42,855,295)	(8,159,484)
Transaction fees (Note 4)	20,891	21,331	12,857	2,448
Net increase in net assets resulting from capital transactions	34,219,865	18,460,093	7,474,308	2,504,307
Total increase in net assets	24,450,856	63,205,881	6,415,268	1,140,614
NET ASSETS:
Beginning of year/period	—	—	4,136,516	2,995,902
End of year/period	$24,450,856	$63,205,881	$10,551,784	$4,136,516
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	—	—	300,001	150,001
Shares sold	9,725,001	1,825,001	4,575,000	700,000
Shares repurchased	(6,775,000)	(1,150,000)	(3,775,000)	(550,000)
Shares outstanding, end of year/period	2,950,001	675,001	1,100,001	300,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

140

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily AMZN Bull 2X Shares		Direxion Daily AVGO Bear 1X Shares
	Year Ended October 31,		Year Ended October 31, 2025	For the Period October 10, 2024[1] through October 31, 2024
	2025	2024
OPERATIONS:
Net investment income	$6,990,745	$3,475,214	$235,488	$5,590
Net realized gain (loss)	26,179,398	7,332,677	(4,480,986)	21,444
Change in net unrealized appreciation (depreciation)	76,370,257	(4,110,472)	(1,249,041)	204,687
Net increase (decrease) in net assets resulting from operations	109,540,400	6,697,419	(5,494,539)	231,721
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(9,118,355)	(3,785,145)	(213,945)	—
Total distributions	(9,118,355)	(3,785,145)	(213,945)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	577,337,791	220,052,964	49,532,287	2,500,025
Cost of shares redeemed	(484,603,098)	(106,602,582)	(34,937,786)	—
Transaction fees (Note 4)	112,017	30,950	10,481	—
Net increase in net assets resulting from capital transactions	92,846,710	113,481,332	14,604,982	2,500,025
Total increase in net assets	193,268,755	116,393,606	8,896,498	2,731,746
NET ASSETS:
Beginning of year/period	158,437,015	42,043,409	2,731,746	—
End of year/period	$351,705,770	$158,437,015	$11,628,244	$2,731,746
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	4,950,001	1,825,001	100,001	—
Shares sold	16,000,000	6,525,000	3,875,000	100,001
Shares repurchased	(12,575,000)	(3,400,000)	(2,725,000)	—
Shares outstanding, end of year/period	8,375,001	4,950,001	1,250,001	100,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

141

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily AVGO Bull 2X Shares		Direxion Daily BA Bear 1X Shares	Direxion Daily BA Bull 2X Shares
	Year Ended October 31, 2025	For the Period October 10, 2024[1] through October 31, 2024	For the Period April 23, 2025[1] through October 31, 2025	For the Period April 23, 2025[1] through October 31, 2025
OPERATIONS:
Net investment income	$1,657,874	$6,210	$43,307	$132,466
Net realized gain (loss)	50,776,572	(74,932)	(633,724)	119,682
Change in net unrealized appreciation (depreciation)	39,457,808	(552,921)	106,680	(1,458,266)
Net increase (decrease) in net assets resulting from operations	91,892,254	(621,643)	(483,737)	(1,206,118)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,379,947)	—	(41,145)	(82,462)
Total distributions	(1,379,947)	—	(41,145)	(82,462)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	194,431,308	4,727,016	2,985,148	24,141,729
Cost of shares redeemed	(166,199,391)	—	—	(2,292,490)
Transaction fees (Note 4)	41,779	—	—	688
Net increase in net assets resulting from capital transactions	28,273,696	4,727,016	2,985,148	21,849,927
Total increase in net assets	118,786,003	4,105,373	2,460,266	20,561,347
NET ASSETS:
Beginning of year/period	4,105,373	—	—	—
End of year/period	$122,891,376	$4,105,373	$2,460,266	$20,561,347
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	200,001	—	—	—
Shares sold	5,925,000	200,001	125,001	650,001
Shares repurchased	(4,200,000)	—	—	(50,000)
Shares outstanding, end of year/period	1,925,001	200,001	125,001	600,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

142

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Biotech Top 5 Bull 2X ETF	Direxion Daily BRKB Bear 1X Shares	Direxion Daily BRKB Bull 2X Shares
	For the Period October 1, 2025[1] through October 31, 2025	For the Period December 11, 2024[1] through October 31, 2025	For the Period December 11, 2024[1] through October 31, 2025
OPERATIONS:
Net investment income	$709	$83,820	$1,048,960
Net realized gain (loss)	35,492	(262,861)	(5,382,046)
Change in net unrealized appreciation (depreciation)	388,462	180,127	(7,584,092)
Net increase (decrease) in net assets resulting from operations	424,663	1,086	(11,917,178)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	—	(84,044)	(830,521)
Return of capital	—	(2,178)	—
Total distributions	—	(86,222)	(830,521)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,167,687	3,725,373	121,865,126
Cost of shares redeemed	—	(610,877)	(32,933,320)
Transaction fees (Note 4)	—	183	7,699
Net increase in net assets resulting from capital transactions	3,167,687	3,114,679	88,939,505
Total increase in net assets	3,592,350	3,029,543	76,191,806
NET ASSETS:
Beginning of period	—	—	—
End of period	$ 3,592,350	$3,029,543	$76,191,806
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of period	—	—	—
Shares sold	125,001	150,001	4,575,001
Shares repurchased	—	(25,000)	(1,275,000)
Shares outstanding, end of period	125,001	125,001	3,300,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

143

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Crypto Industry Bear 1X Shares		Direxion Daily Crypto Industry Bull 2X Shares
	Year Ended October 31, 2025	For the Period July 17, 2024[1] through October 31, 2024	Year Ended October 31, 2025	For the Period July 17, 2024[1] through October 31, 2024
OPERATIONS:
Net investment income (loss)	$95,711	$36,556	$(2,218)	$6,231
Net realized gain (loss)	(625,250)	(46,324)	362,752	(226,268)
Change in net unrealized appreciation (depreciation)	(466,618)	149,359	2,830,695	(32,825)
Net increase (decrease) in net assets resulting from operations	(996,157)	139,591	3,191,229	(252,862)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(97,705)	(30,915)	(11,624)	(6,824)
Total distributions	(97,705)	(30,915)	(11,624)	(6,824)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	574,722	3,240,292	4,774,844	2,930,329
Cost of shares redeemed	(645,232)	(756,298)	(2,109,434)	—
Transaction fees (Note 4)	193	227	422	—
Net increase (decrease) in net assets resulting from capital transactions	(70,317)	2,484,221	2,665,832	2,930,329
Total increase (decrease) in net assets	(1,164,179)	2,592,897	5,845,437	2,670,643
NET ASSETS:
Beginning of year/period	2,592,897	—	2,670,643	—
End of year/period	$1,428,718	$2,592,897	$8,516,080	$2,670,643
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	100,001	—	125,001	—
Shares sold	25,000	125,001	175,000	125,001
Shares repurchased	(25,000)	(25,000)	(100,000)	—
Shares outstanding, end of year/period	100,001	100,001	200,001	125,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

144

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily CSCO Bear 1X ETF	Direxion Daily CSCO Bull 2X ETF	Direxion Daily CSI 300 China A Share Bull 2X Shares
	For the Period June 25, 2025[1] through October 31, 2025	For the Period June 25, 2025[1] through October 31, 2025	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income	$27,888	$41,211	$5,887,980	$2,128,644
Net realized loss	(51,045)	(245,771)	(107,524,907)	(91,163,085)
Change in net unrealized appreciation (depreciation)	(152,526)	467,210	120,138,852	(64,324,823)
Net increase (decrease) in net assets resulting from operations	(175,683)	262,650	18,501,925	(153,359,264)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(22,714)	(30,887)	(6,074,340)	(1,878,464)
Total distributions	(22,714)	(30,887)	(6,074,340)	(1,878,464)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,500,025	6,376,834	110,234,132	486,413,035
Cost of shares redeemed	—	(2,424,341)	(319,056,258)	(56,294,635)
Transaction fees (Note 4)	—	727	179,238	145,624
Net increase (decrease) in net assets resulting from capital transactions	2,500,025	3,953,220	(208,642,888)	430,264,024
Total increase (decrease) in net assets	2,301,628	4,184,983	(196,215,303)	275,026,296
NET ASSETS:
Beginning of year/period	—	—	332,272,774	57,246,478
End of year/period	$ 2,301,628	$4,184,983	$136,057,471	$332,272,774
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	—	—	20,850,000	3,850,000
Shares sold	100,001	250,001	7,250,000	21,000,000
Shares repurchased	—	(100,000)	(21,500,000)	(4,000,000)
Shares outstanding, end of year/period	100,001	150,001	6,600,000	20,850,000

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

145

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily CSI China Internet Index Bull 2X Shares		Direxion Daily Energy Bear 2X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$7,884,854	$8,385,739	$588,153	$878,989
Net realized gain (loss)	40,604,116	(41,182,306)	2,332,699	(767,117)
Change in net unrealized appreciation (depreciation)	42,979,000	126,364,449	(1,863,859)	131,993
Net increase in net assets resulting from operations	91,467,970	93,567,882	1,056,993	243,865
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(8,459,780)	(8,794,646)	(596,014)	(946,237)
Return of capital	(1,593,794)	—	—	—
Total distributions	(10,053,574)	(8,794,646)	(596,014)	(946,237)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	81,351,434	164,788,048	37,900,301	92,763,003
Cost of shares redeemed	(204,026,483)	(194,765,116)	(43,426,755)	(95,558,596)
Transaction fees (Note 4)	45,446	44,099	13,028	28,667
Net decrease in net assets resulting from capital transactions	(122,629,603)	(29,932,969)	(5,513,426)	(2,766,926)
Total increase (decrease) in net assets	(41,215,207)	54,840,267	(5,052,447)	(3,469,298)
NET ASSETS:
Beginning of year	375,263,971	320,423,704	23,114,254	26,583,552
End of year	$334,048,764	$375,263,971	$18,061,807	$23,114,254
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	9,624,087	10,274,087	965,264	965,264
Shares sold	1,950,000	4,950,000	1,750,000	3,650,000
Shares repurchased	(5,050,000)	(5,600,000)	(1,850,000)	(3,650,000)
Shares outstanding, end of year	6,524,087	9,624,087	865,264	965,264

The accompanying notes are an integral part of these financial statements.

146

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Energy Bull 2X Shares		Direxion Daily Energy Top 5 Bull 2X ETF	Direxion Daily F Bear 1X ETF
	Year Ended October 31,		For the Period October 1, 2025[1] through October 31, 2025	For the Period July 23, 2025[1] through October 31, 2025
	2025	2024
OPERATIONS:
Net investment income	$6,108,192	$9,515,523	$3,081	$21,594
Net realized gain (loss)	(12,028,916)	44,668,767	(48,434)	(205,777)
Change in net unrealized appreciation (depreciation)	282,150	(29,989,330)	(137,480)	(242,221)
Net increase (decrease) in net assets resulting from operations	(5,638,574)	24,194,960	(182,833)	(426,404)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(6,337,455)	(9,671,962)	—	(15,140)
Total distributions	(6,337,455)	(9,671,962)	—	(15,140)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	78,104,740	179,860,856	2,500,025	2,500,025
Cost of shares redeemed	(157,051,222)	(253,276,787)	—	—
Transaction fees (Note 4)	39,035	52,729	—	—
Net increase (decrease) in net assets resulting from capital transactions	(78,907,447)	(73,363,202)	2,500,025	2,500,025
Total increase (decrease) in net assets	(90,883,476)	(58,840,204)	2,317,192	2,058,481
NET ASSETS:
Beginning of year/period	309,210,045	368,050,249	—	—
End of year/period	$218,326,569	$309,210,045	$2,317,192	$2,058,481
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	5,163,531	6,263,531	—	—
Shares sold	1,500,000	2,900,000	100,001	100,001
Shares repurchased	(2,650,000)	(4,000,000)	—	—
Shares outstanding, end of year/period	4,013,531	5,163,531	100,001	100,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

147

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily F Bull 2X ETF	Direxion Daily Gold Miners Index Bear 2X Shares[2]
	For the Period July 23, 2025[1] through October 31, 2025	Year Ended October 31,
		2025	2024
OPERATIONS:
Net investment income	$23,698	$4,573,138	$4,685,735
Net realized loss	(40,457)	(112,938,849)	(58,041,840)
Change in net unrealized appreciation (depreciation)	1,007,089	(15,459,828)	(35,656,635)
Net increase (decrease) in net assets resulting from operations	990,330	(123,825,539)	(89,012,740)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(18,072)	(4,272,926)	(4,583,846)
Total distributions	(18,072)	(4,272,926)	(4,583,846)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,147,111	561,227,391	680,764,350
Cost of shares redeemed	—	(409,862,600)	(661,779,758)
Transaction fees (Note 4)	—	122,956	198,534
Net increase in net assets resulting from capital transactions	3,147,111	151,487,747	19,183,126
Total increase (decrease) in net assets	4,119,369	23,389,282	(74,413,460)
NET ASSETS:
Beginning of year/period	—	94,982,680	169,396,140
End of year/period	$4,119,369	$118,371,962	$94,982,680
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	—	1,841,017	1,261,017
Shares sold	125,001	29,350,000	8,000,000
Shares repurchased	—	(20,900,179)	(7,420,000)
Shares outstanding, end of year/period	125,001	10,290,838	1,841,017

[1]	Commencement of operations.
[2]	Effective November 4, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

148

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Gold Miners Index Bull 2X Shares		Direxion Daily GOOGL Bear 1X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$4,092,018	$10,330,112	$209,602	$141,542
Net realized gain (loss)	484,528,503	152,216,065	(2,517,953)	(1,197,303)
Change in net unrealized appreciation (depreciation)	169,162,845	221,409,472	(834,948)	(214,058)
Net increase (decrease) in net assets resulting from operations	657,783,366	383,955,649	(3,143,299)	(1,269,819)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(4,396,121)	(11,225,003)	(172,349)	(135,857)
Return of capital	(662,349)	—	—	—
Total distributions	(5,058,470)	(11,225,003)	(172,349)	(135,857)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	656,883,277	498,444,216	56,897,727	14,216,614
Cost of shares redeemed	(798,541,757)	(773,126,325)	(45,425,500)	(10,645,677)
Transaction fees (Note 4)	172,097	156,749	13,627	3,194
Net increase (decrease) in net assets resulting from capital transactions	(141,486,383)	(274,525,360)	11,485,854	3,574,131
Total increase in net assets	511,238,513	98,205,286	8,170,206	2,168,455
NET ASSETS:
Beginning of year	566,837,059	468,631,773	4,116,235	1,947,780
End of year	$ 1,078,075,572	$566,837,059	$12,286,441	$4,116,235
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	11,251,908	16,401,908	300,001	100,001
Shares sold	8,650,000	14,450,000	5,850,000	875,000
Shares repurchased	(11,800,000)	(19,600,000)	(4,550,000)	(675,000)
Shares outstanding, end of year	8,101,908	11,251,908	1,600,001	300,001

The accompanying notes are an integral part of these financial statements.

149

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily GOOGL Bull 2X Shares		Direxion Daily Junior Gold Miners Index Bear 2X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$8,001,710	$2,573,351	$2,567,153	$3,397,416
Net realized gain (loss)	52,870,907	1,517,582	(74,199,049)	(35,254,975)
Change in net unrealized appreciation (depreciation)	346,998,708	17,652,565	(11,779,845)	(34,326,826)
Net increase (decrease) in net assets resulting from operations	407,871,325	21,743,498	(83,411,741)	(66,184,385)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(9,219,625)	(2,250,138)	(2,523,926)	(3,343,314)
Total distributions	(9,219,625)	(2,250,138)	(2,523,926)	(3,343,314)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	741,417,999	152,882,789	308,233,215	509,756,713
Cost of shares redeemed	(567,496,901)	(53,106,364)	(228,610,054)	(511,803,633)
Transaction fees (Note 4)	125,698	13,462	68,583	153,539
Net increase in net assets resulting from capital transactions	174,046,796	99,789,887	79,691,744	(1,893,381)
Total increase (decrease) in net assets	572,698,496	119,283,247	(6,243,923)	(71,421,080)
NET ASSETS:
Beginning of year	153,851,430	34,568,183	54,935,997	126,357,077
End of year	$726,549,926	$153,851,430	$48,692,074	$54,935,997
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	3,925,001	1,275,001	2,348,040	1,663,245
Shares sold	17,450,000	4,125,000	39,200,000	10,605,000
Shares repurchased	(12,650,000)	(1,475,000)	(30,550,000)	(9,920,205)
Shares outstanding, end of year	8,725,001	3,925,001	10,998,040	2,348,040

The accompanying notes are an integral part of these financial statements.

150

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Junior Gold Miners Index Bull 2X Shares		Direxion Daily LLY Bear 1X Shares	Direxion Daily LLY Bull 2X Shares
	Year Ended October 31,		For the Period March 26, 2025[1] through October 31, 2025	For the Period March 26, 2025[1] through October 31, 2025
	2025	2024
OPERATIONS:
Net investment income	$5,402,838	$6,198,904	$68,388	$172,067
Net realized gain (loss)	258,193,034	63,743,952	(480,062)	1,661,601
Change in net unrealized appreciation (depreciation)	126,740,112	173,334,347	(418,917)	7,663,465
Net increase (decrease) in net assets resulting from operations	390,335,984	243,277,203	(830,591)	9,497,133
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(5,482,981)	(6,942,012)	(57,751)	(149,288)
Total distributions	(5,482,981)	(6,942,012)	(57,751)	(149,288)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	195,374,814	299,058,519	8,129,584	31,046,236
Cost of shares redeemed	(426,580,147)	(522,100,846)	(3,336,580)	(23,130,328)
Transaction fees (Note 4)	94,936	108,067	1,001	6,198
Net increase (decrease) in net assets resulting from capital transactions	(231,110,397)	(222,934,260)	4,794,005	7,922,106
Total increase in net assets	153,742,606	13,400,931	3,905,663	17,269,951
NET ASSETS:
Beginning of year/period	322,598,442	309,197,511	—	—
End of year/period	$476,341,048	$322,598,442	$3,905,663	$17,269,951
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	6,193,351	11,493,351	—	—
Shares sold	3,200,000	9,500,000	300,001	2,200,001
Shares repurchased	(6,000,000)	(14,800,000)	(125,000)	(1,375,000)
Shares outstanding, end of year/period	3,393,351	6,193,351	175,001	825,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

151

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily LMT Bear 1X ETF	Direxion Daily LMT Bull 2X ETF	Direxion Daily Magnificent 7 Bear 1X Shares
	For the Period August 6, 2025[1] through October 31, 2025	For the Period August 6, 2025[1] through October 31, 2025	Year Ended October 31, 2025	For the Period March 7, 2024[1] through October 31, 2024
OPERATIONS:
Net investment income	$18,637	$27,395	$301,237	$118,742
Net realized gain (loss)	(128,987)	91,770	(2,351,292)	(713,795)
Change in net unrealized appreciation (depreciation)	(206,227)	960,021	(1,774,025)	(101,211)
Net increase (decrease) in net assets resulting from operations	(316,577)	1,079,186	(3,824,080)	(696,264)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(10,084)	(15,564)	(233,986)	(114,657)
Total distributions	(10,084)	(15,564)	(233,986)	(114,657)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,500,025	3,780,605	39,142,897	5,449,251
Cost of shares redeemed	—	—	(22,070,781)	(2,186,121)
Transaction fees (Note 4)	—	—	6,621	656
Net increase in net assets resulting from capital transactions	2,500,025	3,780,605	17,078,737	3,263,786
Total increase in net assets	2,173,364	4,844,227	13,020,671	2,452,865
NET ASSETS:
Beginning of year/period	—	—	2,452,865	—
End of year/period	$2,173,364	$4,844,227	$15,473,536	$2,452,865
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	—	—	125,001	—
Shares sold	100,001	150,001	2,475,000	225,001
Shares repurchased	—	—	(1,400,000)	(100,000)
Shares outstanding, end of year/period	100,001	150,001	1,200,001	125,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

152

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Magnificent 7 Bull 2X Shares		Direxion Daily META Bear 1X Shares
	Year Ended October 31, 2025	For the Period March 7, 2024[1] through October 31, 2024	Year Ended October 31, 2025	For the Period June 5, 2024[1] through October 31, 2024
OPERATIONS:
Net investment income	$130,258	$53,598	$223,064	$67,910
Net realized gain (loss)	2,717,416	1,186,712	(1,271,333)	(294,679)
Change in net unrealized appreciation (depreciation)	37,892,276	1,330,254	1,172,816	(203,578)
Net increase (decrease) in net assets resulting from operations	40,739,950	2,570,564	124,547	(430,347)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,163,898)	(61,989)	(221,143)	(47,542)
Total distributions	(1,163,898)	(61,989)	(221,143)	(47,542)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	110,731,382	21,674,296	43,625,689	10,909,789
Cost of shares redeemed	(51,101,524)	(5,180,288)	(41,621,659)	(4,235,273)
Transaction fees (Note 4)	13,898	1,293	12,486	1,271
Net increase in net assets resulting from capital transactions	59,643,756	16,495,301	2,016,516	6,675,787
Total increase in net assets	99,219,808	19,003,876	1,919,920	6,197,898
NET ASSETS:
Beginning of year/period	19,003,876	—	6,197,898	—
End of year/period	$ 118,223,684	$19,003,876	$8,117,818	$6,197,898
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	525,001	—	300,001	—
Shares sold	2,575,000	675,001	2,725,000	475,001
Shares repurchased	(1,250,000)	(150,000)	(2,525,000)	(175,000)
Shares outstanding, end of year/period	1,850,001	525,001	500,001	300,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

153

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily META Bull 2X Shares		Direxion Daily MSCI Brazil Bull 2X Shares
	Year Ended October 31, 2025	For the Period June 5, 2024[1] through October 31, 2024	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income	$2,691,788	$264,557	$5,081,739	$5,577,181
Net realized gain (loss)	19,062,645	(1,490,746)	(22,571,325)	5,538,588
Change in net unrealized appreciation (depreciation)	(68,693,917)	3,947,397	55,738,774	(14,917,286)
Net increase (decrease) in net assets resulting from operations	(46,939,484)	2,721,208	38,249,188	(3,801,517)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(2,133,998)	(169,399)	(5,272,074)	(5,457,553)
Total distributions	(2,133,998)	(169,399)	(5,272,074)	(5,457,553)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	867,428,546	81,663,863	61,380,630	74,720,744
Cost of shares redeemed	(142,450,887)	(31,486,888)	(79,655,559)	(59,158,688)
Transaction fees (Note 4)	55,986	7,815	17,809	13,270
Net increase (decrease) in net assets resulting from capital transactions	725,033,645	50,184,790	(18,257,120)	15,575,326
Total increase in net assets	675,960,163	52,736,599	14,719,994	6,316,256
NET ASSETS:
Beginning of year/period	52,736,599	—	107,985,292	101,669,036
End of year/period	$728,696,762	$52,736,599	$122,705,286	$107,985,292
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,625,001	—	1,758,631	1,408,631
Shares sold	24,775,000	2,725,001	1,250,000	1,050,000
Shares repurchased	(3,750,000)	(1,100,000)	(1,350,000)	(700,000)
Shares outstanding, end of year/period	22,650,001	1,625,001	1,658,631	1,758,631

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

154

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSCI India Bull 2X Shares		Direxion Daily MSFT Bear 1X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$1,367,756	$1,051,284	$256,356	$294,765
Net realized gain (loss)	1,515,015	12,828,226	(2,011,797)	(2,037,606)
Change in net unrealized appreciation (depreciation)	(12,117,537)	15,553,339	(352,258)	585,924
Net increase (decrease) in net assets resulting from operations	(9,234,766)	29,432,849	(2,107,699)	(1,156,917)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(2,400,011)	(1,166,696)	(252,165)	(301,555)
Total distributions	(2,400,011)	(1,166,696)	(252,165)	(301,555)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,719,173	40,523,012	28,015,939	31,802,163
Cost of shares redeemed	(47,266,738)	(30,319,630)	(24,626,218)	(27,688,790)
Transaction fees (Note 4)	9,743	6,786	7,388	8,306
Net increase (decrease) in net assets resulting from capital transactions	(14,537,822)	10,210,168	3,397,109	4,121,679
Total increase (decrease) in net assets	(26,172,599)	38,476,321	1,037,245	2,663,207
NET ASSETS:
Beginning of year	95,288,289	56,811,968	7,882,824	5,219,617
End of year	$69,115,690	$95,288,289	$8,920,069	$7,882,824
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	1,449,686	1,249,686	550,001	300,001
Shares sold	600,000	650,000	2,275,000	2,225,000
Shares repurchased	(850,000)	(450,000)	(2,000,000)	(1,975,000)
Shares outstanding, end of year	1,199,686	1,449,686	825,001	550,001

The accompanying notes are an integral part of these financial statements.

155

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSFT Bull 2X Shares		Direxion Daily MU Bear 1X Shares
	Year Ended October 31,		Year Ended October 31, 2025	For the Period October 10, 2024[1] through October 31, 2024
	2025	2024
OPERATIONS:
Net investment income	$4,335,110	$2,733,374	$134,070	$5,634
Net realized gain (loss)	20,752,927	6,309,138	(2,304,138)	(51,186)
Change in net unrealized appreciation (depreciation)	16,979,055	(11,255,510)	(3,002,781)	80,112
Net increase (decrease) in net assets resulting from operations	42,067,092	(2,212,998)	(5,172,849)	34,560
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(8,302,486)	(2,525,389)	(96,779)	—
Total distributions	(8,302,486)	(2,525,389)	(96,779)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	289,961,537	180,276,388	39,538,079	2,500,025
Cost of shares redeemed	(219,181,348)	(59,163,357)	(6,582,804)	—
Transaction fees (Note 4)	46,025	15,086	1,975	—
Net increase in net assets resulting from capital transactions	70,826,214	121,128,117	32,957,250	2,500,025
Total increase in net assets	104,590,820	116,389,730	27,687,622	2,534,585
NET ASSETS:
Beginning of year/period	159,322,398	42,932,668	2,534,585	—
End of year/period	$263,913,218	$159,322,398	$30,222,207	$2,534,585
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	4,100,001	1,250,001	100,001	—
Shares sold	6,400,000	4,225,000	4,025,000	100,001
Shares repurchased	(5,375,000)	(1,375,000)	(375,000)	—
Shares outstanding, end of year/period	5,125,001	4,100,001	3,750,001	100,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

156

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MU Bull 2X Shares		Direxion Daily NFLX Bear 1X Shares
	Year Ended October 31, 2025	For the Period October 10, 2024[1] through October 31, 2024	Year Ended October 31, 2025	For the Period October 3, 2024[1] through October 31, 2024
OPERATIONS:
Net investment income	$850,348	$8,723	$330,715	$10,647
Net realized gain (loss)	15,098,781	(83,886)	(2,821,562)	(71,708)
Change in net unrealized appreciation (depreciation)	99,298,970	(564,770)	633,576	(110,953)
Net increase (decrease) in net assets resulting from operations	115,248,099	(639,933)	(1,857,271)	(172,014)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(522,021)	—	(318,301)	—
Total distributions	(522,021)	—	(318,301)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	299,330,806	5,937,734	36,706,005	4,829,345
Cost of shares redeemed	(151,112,379)	—	(32,585,035)	—
Transaction fees (Note 4)	58,309	—	9,776	—
Net increase in net assets resulting from capital transactions	148,276,736	5,937,734	4,130,746	4,829,345
Total increase in net assets	263,002,814	5,297,801	1,955,174	4,657,331
NET ASSETS:
Beginning of year/period	5,297,801	—	4,657,331	—
End of year/period	$268,300,615	$5,297,801	$6,612,505	$4,657,331
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	225,001	—	200,001	—
Shares sold	8,325,000	225,001	2,375,000	200,001
Shares repurchased	(4,800,000)	—	(2,125,000)	—
Shares outstanding, end of year/period	3,750,001	225,001	450,001	200,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

157

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily NFLX Bull 2X Shares		Direxion Daily NVDA Bear 1X Shares[2]
	Year Ended October 31, 2025	For the Period October 3, 2024[1] through October 31, 2024	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income	$1,137,945	$9,725	$902,156	$634,916
Net realized gain (loss)	15,955,586	(30,287)	(14,192,239)	(10,572,784)
Change in net unrealized appreciation (depreciation)	(7,365,867)	421,093	(1,659,926)	(2,055,523)
Net increase (decrease) in net assets resulting from operations	9,727,664	400,531	(14,950,009)	(11,993,391)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(937,767)	—	(905,764)	(598,186)
Total distributions	(937,767)	—	(905,764)	(598,186)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	210,355,514	6,488,776	276,033,850	72,151,960
Cost of shares redeemed	(100,081,429)	(1,367,723)	(250,495,740)	(41,506,317)
Transaction fees (Note 4)	24,398	342	75,148	12,452
Net increase in net assets resulting from capital transactions	110,298,483	5,121,395	25,613,258	30,658,095
Total increase in net assets	119,088,380	5,521,926	9,757,485	18,066,518
NET ASSETS:
Beginning of year/period	5,521,926	—	29,659,103	11,592,585
End of year/period	$124,610,306	$5,521,926	$39,416,588	$29,659,103
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	200,001	—	445,000	42,500
Shares sold	4,375,000	250,001	5,242,500	857,500
Shares repurchased	(1,950,000)	(50,000)	(4,590,050)	(455,000)
Shares outstanding, end of year/period	2,625,001	200,001	1,097,450	445,000

[1]	Commencement of operations.
[2]	Effective September 29, 2025, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

158

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily NVDA Bull 2X Shares		Direxion Daily NYSE FANG+ Bull 2X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$14,636,096	$7,226,497	$1,023,840	$642,018
Net realized gain (loss)	274,144,990	89,703,084	22,170,054	14,157,820
Change in net unrealized appreciation	76,512,461	133,153,265	44,358,501	14,543,944
Net increase in net assets resulting from operations	365,293,547	230,082,846	67,552,395	29,343,782
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(98,258,021)	(5,595,151)	(1,005,949)	(642,916)
Total distributions	(98,258,021)	(5,595,151)	(1,005,949)	(642,916)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,508,895,257	542,352,654	89,785,120	57,476,352
Cost of shares redeemed	(1,717,644,132)	(124,976,712)	(78,813,690)	(45,433,335)
Transaction fees (Note 4)	470,602	32,923	20,586	9,838
Net increase (decrease) in net assets resulting from capital transactions	(208,278,273)	417,408,865	10,992,016	12,052,855
Total increase in net assets	58,757,253	641,896,560	77,538,462	40,753,721
NET ASSETS:
Beginning of year	655,746,547	13,849,987	62,132,353	21,378,632
End of year	$714,503,800	$655,746,547	$139,670,815	$62,132,353
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	6,000,001	650,001	429,852	329,852
Shares sold	14,950,000	7,100,000	500,000	450,000
Shares repurchased	(16,225,000)	(1,750,000)	(400,000)	(350,000)
Shares outstanding, end of year	4,725,001	6,000,001	529,852	429,852

The accompanying notes are an integral part of these financial statements.

159

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily PANW Bear 1X Shares	Direxion Daily PANW Bull 2X Shares	Direxion Daily PLTR Bear 1X Shares	Direxion Daily PLTR Bull 2X Shares
	For the Period March 26, 2025[1] through October 31, 2025	For the Period March 26, 2025[1] through October 31, 2025	For the Period December 11, 2024[1] through October 31, 2025	For the Period December 11, 2024[1] through October 31, 2025
OPERATIONS:
Net investment income	$53,140	$123,825	$1,412,968	$6,020,421
Net realized gain (loss)	(276,342)	523,025	(23,615,280)	371,571,853
Change in net unrealized appreciation (depreciation)	(400,540)	4,129,446	(6,040,405)	229,303,459
Net increase (decrease) in net assets resulting from operations	(623,742)	4,776,296	(28,242,717)	606,895,733
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(48,578)	(101,657)	(1,250,250)	(4,843,783)
Total distributions	(48,578)	(101,657)	(1,250,250)	(4,843,783)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,724,105	16,221,576	348,280,754	1,231,945,603
Cost of shares redeemed	—	(8,726,709)	(280,565,890)	(1,256,391,785)
Transaction fees (Note 4)	—	2,618	101,334	321,056
Net increase (decrease) in net assets resulting from capital transactions	3,724,105	7,497,485	67,816,198	(24,125,126)
Total increase in net assets	3,051,785	12,172,124	38,323,231	577,926,824
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$3,051,785	$12,172,124	$38,323,231	$577,926,824
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of period	—	—	—	—
Shares sold	150,001	800,001	32,125,001	23,725,001
Shares repurchased	—	(375,000)	(25,825,000)	(18,900,000)
Shares outstanding, end of period	150,001	425,001	6,300,001	4,825,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

160

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily QCOM Bear 1X ETF	Direxion Daily QCOM Bull 2X ETF	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
	For the Period June 25, 2025[1] through October 31, 2025	For the Period June 25, 2025[1] through October 31, 2025	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income	$32,149	$33,149	$286,470	$454,618
Net realized gain (loss)	(223,535)	(200,302)	(1,786,291)	6,963,424
Change in net unrealized appreciation (depreciation)	(305,593)	1,051,838	9,988,676	7,183,454
Net increase (decrease) in net assets resulting from operations	(496,979)	884,685	8,488,855	14,601,496
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(24,943)	(27,114)	(304,417)	(442,110)
Total distributions	(24,943)	(27,114)	(304,417)	(442,110)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,664,768	6,777,785	7,598,129	9,438,486
Cost of shares redeemed	(532,835)	(609,865)	(7,977,671)	(16,664,869)
Transaction fees (Note 4)	160	183	2,276	3,667
Net increase (decrease) in net assets resulting from capital transactions	3,132,093	6,168,103	(377,266)	(7,222,716)
Total increase in net assets	2,610,171	7,025,674	7,807,172	6,936,670
NET ASSETS:
Beginning of year/period	—	—	28,118,930	21,182,260
End of year/period	$ 2,610,171	$7,025,674	$35,926,102	$28,118,930
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	—	—	1,223,646	1,573,646
Shares sold	150,001	250,001	400,000	400,000
Shares repurchased	(25,000)	(25,000)	(350,000)	(750,000)
Shares outstanding, end of year/period	125,001	225,001	1,273,646	1,223,646

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

161

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P 500® Bear 1X Shares		Direxion Daily S&P 500® Bull 2X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$5,658,511	$8,592,384	$1,145,615	$1,680,233
Net realized gain (loss)	(27,735,028)	(46,329,612)	13,985,438	87,181,974
Change in net unrealized appreciation (depreciation)	3,654,350	(23,581,910)	42,219,502	37,347,207
Net increase (decrease) in net assets resulting from operations	(18,422,167)	(61,319,138)	57,350,555	126,209,414
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(5,897,276)	(9,127,533)	(1,144,591)	(1,780,102)
Total distributions	(5,897,276)	(9,127,533)	(1,144,591)	(1,780,102)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,203,282,791	3,330,131,858	60,058,322	455,839,581
Cost of shares redeemed	(1,192,192,175)	(3,409,098,968)	(65,485,041)	(644,710,139)
Transaction fees (Note 4)	—	327,688	19,645	196,507
Net increase (decrease) in net assets resulting from capital transactions	11,090,616	(78,639,422)	(5,407,074)	(188,674,051)
Total increase (decrease) in net assets	(13,228,827)	(149,086,093)	50,798,890	(64,244,739)
NET ASSETS:
Beginning of year	147,307,909	296,394,002	152,056,909	216,301,648
End of year	$134,079,082	$147,307,909	$202,855,799	$152,056,909
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	12,949,983	19,449,983	1,083,236	2,683,236
Shares sold	111,500,000	243,750,000	450,000	4,800,000
Shares repurchased	(110,250,000)	(250,250,000)	(450,000)	(6,400,000)
Shares outstanding, end of year	14,199,983	12,949,983	1,083,236	1,083,236

The accompanying notes are an integral part of these financial statements.

162

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares		Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$1,331,155	$2,176,464	$6,513,738	$11,230,348
Net realized gain (loss)	11,057,898	(987,306)	(64,580,910)	19,452,857
Change in net unrealized appreciation (depreciation)	(5,512,771)	12,198,564	37,202,801	(131,010,683)
Net increase (decrease) in net assets resulting from operations	6,876,282	13,387,722	(20,864,371)	(100,327,478)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,301,281)	(2,496,925)	(6,895,498)	(11,417,514)
Total distributions	(1,301,281)	(2,496,925)	(6,895,498)	(11,417,514)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	131,642,224	62,092,614	125,749,507	195,583,973
Cost of shares redeemed	(128,765,805)	(106,251,996)	(226,668,581)	(300,903,869)
Transaction fees (Note 4)	38,629	31,875	50,576	64,597
Net increase (decrease) in net assets resulting from capital transactions	2,915,048	(44,127,507)	(100,868,498)	(105,255,299)
Total increase (decrease) in net assets	8,490,049	(33,236,710)	(128,628,367)	(217,000,291)
NET ASSETS:
Beginning of year	40,222,347	73,459,057	350,051,344	567,051,635
End of year	$48,712,396	$40,222,347	$221,422,977	$350,051,344
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	3,507,895	7,107,895	12,713,688	15,213,688
Shares sold	13,700,000	6,150,000	5,650,000	6,100,000
Shares repurchased	(11,900,000)	(9,750,000)	(8,450,000)	(8,600,000)
Shares outstanding, end of year	5,307,895	3,507,895	9,913,688	12,713,688

The accompanying notes are an integral part of these financial statements.

163

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Semiconductors Top 5 Bear 2X ETF	Direxion Daily Semiconductors Top 5 Bull 2X ETF	Direxion Daily SHOP Bear 1X ETF	Direxion Daily SHOP Bull 2X ETF
	For the Period October 1, 2025[1] through October 31, 2025	For the Period October 1, 2025[1] through October 31, 2025	For the Period August 6, 2025[1] through October 31, 2025	For the Period August 6, 2025[1] through October 31, 2025
OPERATIONS:
Net investment income	$6,200	$2,717	$22,769	$35,046
Net realized gain (loss)	(414,919)	54,261	(673,772)	1,533,573
Change in net unrealized appreciation (depreciation)	(389,194)	1,048,681	(349,925)	1,604,969
Net increase (decrease) in net assets resulting from operations	(797,913)	1,105,659	(1,000,928)	3,173,588
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	—	—	(13,742)	(19,275)
Total distributions	—	—	(13,742)	(19,275)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,500,025	4,942,345	3,982,642	9,379,691
Cost of shares redeemed	—	—	—	(4,068,326)
Transaction fees (Note 4)	—	—	—	1,221
Net increase in net assets resulting from capital transactions	2,500,025	4,942,345	3,982,642	5,312,586
Total increase in net assets	1,702,112	6,048,004	2,967,972	8,466,899
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$1,702,112	$6,048,004	$2,967,972	$8,466,899
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of period	—	—	—	—
Shares sold	100,001	175,001	175,001	300,001
Shares repurchased	—	—	—	(100,000)
Shares outstanding, end of period	100,001	175,001	175,001	200,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

164

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Technology Top 5 Bear 2X ETF	Direxion Daily Technology Top 5 Bull 2X ETF	Direxion Daily TSLA Bear 1X Shares
	For the Period October 1, 2025[1] through October 31, 2025	For the Period October 1, 2025[1] through October 31, 2025	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income	$6,326	$1,248	$2,198,015	$1,684,881
Net realized loss	(70,142)	(21,843)	(41,346,161)	(6,504,750)
Change in net unrealized appreciation (depreciation)	(150,529)	195,304	(10,867,084)	(10,492,430)
Net increase (decrease) in net assets resulting from operations	(214,345)	174,709	(50,015,230)	(15,312,299)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	—	—	(2,069,637)	(1,764,224)
Total distributions	—	—	(2,069,637)	(1,764,224)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,500,025	4,528,388	614,753,139	350,413,866
Cost of shares redeemed	—	—	(528,336,663)	(339,019,676)
Transaction fees (Note 4)	—	—	158,501	101,706
Net increase in net assets resulting from capital transactions	2,500,025	4,528,388	86,574,977	11,495,896
Total increase (decrease) in net assets	2,285,680	4,703,097	34,490,110	(5,580,627)
NET ASSETS:
Beginning of year/period	—	—	44,021,932	49,602,559
End of year/period	$ 2,285,680	$4,703,097	$78,512,042	$44,021,932
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	—	—	3,100,001	2,075,001
Shares sold	100,001	175,001	78,325,000	17,225,000
Shares repurchased	—	—	(66,175,000)	(16,200,000)
Shares outstanding, end of year/period	100,001	175,001	15,250,001	3,100,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

165

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily TSLA Bull 2X Shares		Direxion Daily TSM Bear 1X Shares
	Year Ended October 31,		Year Ended October 31, 2025	For the Period October 3, 2024[1] through October 31, 2024
	2025	2024
OPERATIONS:
Net investment income	$143,554,287	$43,940,312	$110,919	$9,122
Net realized gain (loss)	1,334,100,640	(119,860,990)	(506,260)	(140,166)
Change in net unrealized appreciation (depreciation)	3,130,115,574	644,842,059	(559,267)	6,670
Net increase (decrease) in net assets resulting from operations	4,607,770,501	568,921,381	(954,608)	(124,374)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(182,837,403)	(60,392,155)	(107,055)	—
Total distributions	(182,837,403)	(60,392,155)	(107,055)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,919,124,213	2,379,283,496	6,439,164	4,117,642
Cost of shares redeemed	(10,969,980,177)	(1,364,605,112)	(6,262,377)	—
Transaction fees (Note 4)	2,680,915	335,699	1,879	—
Net increase in net assets resulting from capital transactions	951,824,951	1,015,014,083	178,666	4,117,642
Total increase (decrease) in net assets	5,376,758,049	1,523,543,309	(882,997)	3,993,268
NET ASSETS:
Beginning of year/period	2,276,052,408	752,509,099	3,993,268	—
End of year/period	$7,652,810,457	$2,276,052,408	$3,110,271	$3,993,268
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	191,875,001	68,725,001	175,001	—
Shares sold	911,700,000	247,025,000	375,000	175,001
Shares repurchased	(748,525,000)	(123,875,000)	(300,000)	—
Shares outstanding, end of year/period	355,050,001	191,875,001	250,001	175,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

166

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily TSM Bull 2X Shares		Direxion Daily Uranium Industry Bull 2X Shares
	Year Ended October 31, 2025	For the Period October 3, 2024[1] through October 31, 2024	Year Ended October 31, 2025	For the Period June 26, 2024[1] through October 31, 2024
OPERATIONS:
Net investment income	$2,957,015	$26,612	$206,998	$27,676
Net realized gain (loss)	19,865,724	(214,453)	517,939	(91,956)
Change in net unrealized appreciation (depreciation)	60,230,025	(785,051)	15,462,361	504,773
Net increase (decrease) in net assets resulting from operations	83,052,764	(972,892)	16,187,298	440,493
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(2,540,421)	—	(378,458)	(16,866)
Total distributions	(2,540,421)	—	(378,458)	(16,866)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	439,683,726	23,878,542	45,329,883	7,469,702
Cost of shares redeemed	(292,214,147)	(715,816)	(15,987,299)	—
Transaction fees (Note 4)	70,388	215	3,859	—
Net increase in net assets resulting from capital transactions	147,539,967	23,162,941	29,346,443	7,469,702
Total increase in net assets	228,052,310	22,190,049	45,155,283	7,893,329
NET ASSETS:
Beginning of year/period	22,190,049	—	7,893,329	—
End of year/period	$250,242,359	$22,190,049	$53,048,612	$7,893,329
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	775,001	—	325,001	—
Shares sold	13,275,000	800,001	1,225,000	325,001
Shares repurchased	(9,325,000)	(25,000)	(525,000)	—
Shares outstanding, end of year/period	4,725,001	775,001	1,025,001	325,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

167

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily XOM Bear 1X Shares	Direxion Daily XOM Bull 2X Shares
	For the Period April 23, 2025[1] through October 31, 2025	For the Period April 23, 2025[1] through October 31, 2025
OPERATIONS:
Net investment income	$41,408	$44,870
Net realized loss	(91,016)	(149,045)
Change in net unrealized appreciation (depreciation)	(83,074)	216,693
Net increase (decrease) in net assets resulting from operations	(132,682)	112,518
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(36,775)	(39,232)
Total distributions	(36,775)	(39,232)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,500,025	5,235,952
Cost of shares redeemed	—	(2,004,152)
Transaction fees (Note 4)	—	601
Net increase in net assets resulting from capital transactions	2,500,025	3,232,401
Total increase in net assets	2,330,568	3,305,687
NET ASSETS:
Beginning of period	—	—
End of period	$2,330,568	$3,305,687
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of period	—	—
Shares sold	100,001	200,001
Shares repurchased	—	(75,000)
Shares outstanding, end of period	100,001	125,001

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

168

Direxion Shares ETF Trust
FINANCIAL HIGHLIGHTS
October 31, 2025

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily AAPL Bear 1X Shares
For the Year Ended October 31, 2025	$17.00	$0.52	$(3.80)	$(3.28)	$(0.52)	$—	$—	$(0.52)	$13.20	−19.74%	$24,086	1.17%	1.17%	3.11%	0.91%	0.91%	3.37%	0%
For the Year Ended October 31, 2024	22.85	0.81	(5.86)	(5.05)	(0.80)	—	—	(0.80)	17.00	−22.47%	25,498	1.15%	1.10%	4.09%	0.95%	0.90%	4.29%	0%
For the Year Ended October 31, 2023	26.21	0.91	(3.51)	(2.60)	(0.75)	(0.01)	—	(0.76)	22.85	−9.96%	36,563	1.04%	1.02%	3.94%	0.95%	0.93%	4.03%	0%
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.09	1.15	1.24	(0.03)	—	—	(0.03)	26.21	4.95%	13,105	0.98%	2.06%	1.51%	0.95%	2.03%	1.54%	0%
Direxion Daily AAPL Bull 2X Shares
For the Year Ended October 31, 2025	35.34	0.70	5.50	6.20	(0.84)	(4.63)	—	(5.47)	36.07	17.77%	216,406	1.24%	1.24%	2.62%	0.86%	0.86%	3.00%	0%
For the Year Ended October 31, 2024	23.32	0.92	11.94	12.86	(0.84)	—	—	(0.84)	35.34	55.72%	98,080	1.29%	1.27%	2.99%	0.89%	0.87%	3.39%	30%
For the Year Ended October 31, 2023	21.87	0.71	1.23	1.94	(0.49)	—	—	(0.49)	23.32	8.95%	34,981	1.21%	1.20%	2.90%	0.95%	0.94%	3.16%	4%
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.06	(3.18)	(3.12)	(0.01)	—	—	(0.01)	21.87	−12.48%	7,108	0.95%	2.40%	1.20%	0.95%	2.40%	1.20%	9%
Direxion Daily AI and Big Data Bear 2X Shares
For the Year Ended October 31, 2025	19.40	0.42	(12.93)	(12.51)	(0.47)	—	—	(0.47)	6.42	−65.62%	2,729	1.06%	2.44%	3.55%	0.95%	2.33%	3.66%	0%
For the Period May 15, 2024[8] through October 31, 2024	25.00	0.44	(5.66)	(5.22)	(0.38)	—	—	(0.38)	19.40	−20.95%	2,425	0.99%	3.27%	4.42%	0.95%	3.23%	4.46%	0%
Direxion Daily AI and Big Data Bull 2X Shares
For the Year Ended October 31, 2025	29.90	(0.07)	33.69	33.62	(0.06)	(0.43)	—	(0.49)	63.03	113.55%	48,845	1.31%	1.37%	(0.17)%	0.95%	1.01%	0.19%	113%
For the Period May 15, 2024[8] through October 31, 2024	25.00	0.02	4.92	4.94	(0.04)	—	—	(0.04)	29.90	19.76%	7,475	1.07%	1.85%	0.13%	0.95%	1.73%	0.25%	51%
Direxion Daily AMD Bear 1X Shares
For the Period February 12, 2025[8] through October 31, 2025	25.00	0.30	(16.65)	(16.35)	(0.36)	—	—	(0.36)	8.29	−66.16%	24,451	1.03%	1.28%	3.43%	0.95%	1.20%	3.51%	0%
Direxion Daily AMD Bull 2X Shares
For the Period February 12, 2025[8] through October 31, 2025	25.00	0.79	68.26	69.05	(0.41)	—	—	(0.41)	93.64	278.93%	63,206	1.32%	1.34%	2.60%	0.95%	0.97%	2.97%	10%
Direxion Daily AMZN Bear 1X Shares
For the Year Ended October 31, 2025	13.79	0.37	(4.17)	(3.80)	(0.40)	—	—	(0.40)	9.59	−27.95%	10,552	1.08%	1.28%	3.29%	0.95%	1.15%	3.42%	0%
For the Year Ended October 31, 2024	19.97	0.66	(6.15)	(5.49)	(0.69)	—	—	(0.69)	13.79	−27.68%	4,137	0.97%	1.43%	4.36%	0.95%	1.41%	4.38%	0%
For the Year Ended October 31, 2023	29.86	0.98	(9.06)	(8.08)	(1.12)	(0.69)	—	(1.81)	19.97	−28.28%	2,996	1.01%	1.27%	3.81%	0.95%	1.21%	3.87%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.07	4.80	4.87	(0.01)	—	—	(0.01)	29.86	19.48%	3,733	0.96%	4.96%	1.68%	0.95%	4.95%	1.69%	0%

The accompanying notes are an integral part of these financial statements.

169

Direxion Shares ETF Trust
FINANCIAL HIGHLIGHTS
October 31, 2025(Continued)

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily AMZN Bull 2X Shares
For the Year Ended October 31, 2025	$32.01	$1.01	$10.48	$11.49	$(0.97)	$(0.54)	$—	$(1.51)	$41.99	36.21%	$351,706	1.10%	1.10%	2.77%	0.86%	0.86%	3.01%	56%
For the Year Ended October 31, 2024	23.04	1.06	9.23	10.29	(0.98)	(0.34)	—	(1.32)	32.01	45.02%	158,437	1.09%	1.08%	3.32%	0.87%	0.86%	3.54%	0%
For the Year Ended October 31, 2023	17.89	0.61	4.96	5.57	(0.42)	—	—	(0.42)	23.04	31.53%	42,043	1.21%	1.19%	3.00%	0.95%	0.93%	3.26%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.05	(7.15)	(7.10)	(0.01)	—	—	(0.01)	17.89	−28.42%	6,262	0.95%	5.02%	1.43%	0.95%	5.02%	1.43%	0%
Direxion Daily AVGO Bear 1X Shares
For the Year Ended October 31, 2025	27.32	0.46	(17.92)	(17.46)	(0.34)	(0.22)	—	(0.56)	9.30	−64.94%	11,628	1.03%	1.20%	3.47%	0.95%	1.12%	3.55%	0%
For the Period October 10, 2024[8] through October 31, 2024	25.00	0.06	2.26	2.32	—	—	—	—	27.32	9.28%	2,732	0.95%	8.27%	3.57%	0.95%	8.27%	3.57%	0%
Direxion Daily AVGO Bull 2X Shares
For the Year Ended October 31, 2025	20.53	0.77	43.08	43.85	(0.54)	—	—	(0.54)	63.84	216.19%	122,891	1.56%	1.55%	2.27%	0.89%	0.88%	2.94%	37%
For the Period October 10, 2024[8] through October 31, 2024	25.00	0.04	(4.51)	(4.47)	—	—	—	—	20.53	−17.88%	4,105	0.95%	6.77%	3.15%	0.95%	6.77%	3.15%	0%
Direxion Daily BA Bear 1X Shares
For the Period April 23, 2025[8] through October 31, 2025	25.00	0.36	(5.35)	(4.99)	(0.33)	—	—	(0.33)	19.68	−19.90%	2,460	0.96%	2.23%	3.68%	0.95%	2.22%	3.69%	0%
Direxion Daily BA Bull 2X Shares
For the Period April 23, 2025[8] through October 31, 2025	25.00	0.44	9.07	9.51	(0.24)	—	—	(0.24)	34.27	37.91%	20,561	1.45%	1.59%	2.04%	0.95%	1.09%	2.54%	35%
Direxion Daily Biotech Top 5 Bull 2X ETF
For the Period October 1, 2025[8] through October 31, 2025	25.00	0.01	3.73	3.74	—	—	—	—	28.74	14.95%	3,592	0.95%	6.18%	0.26%	0.95%	6.18%	0.26%	69%
Direxion Daily BRKB Bear 1X Shares
For the Period December 11, 2024[8] through October 31, 2025	25.00	0.68	(0.75)	(0.07)	(0.67)	—	(0.02)	(0.69)	24.24	−0.08%	3,030	1.00%	1.66%	3.25%	0.95%	1.61%	3.30%	0%
Direxion Daily BRKB Bull 2X Shares
For the Period December 11, 2024[8] through October 31, 2025	25.00	0.61	(2.12)	(1.51)	(0.40)	—	—	(0.40)	23.09	−6.26%	76,192	0.98%	0.98%	2.68%	0.90%	0.90%	2.76%	7%
Direxion Daily Crypto Industry Bear 1X Shares
For the Year Ended October 31, 2025	25.93	0.89	(11.60)	(10.71)	(0.93)	—	—	(0.93)	14.29	−42.40%	1,429	0.55%	1.72%	4.06%	0.45%	1.62%	4.16%	0%
For the Period July 17, 2024[8] through October 31, 2024	25.00	0.34	0.90	1.24	(0.31)	—	—	(0.31)	25.93	4.92%	2,593	1.03%	3.91%	4.28%	0.45%	3.33%	4.86%	0%
Direxion Daily Crypto Industry Bull 2X Shares
For the Year Ended October 31, 2025	21.36	(0.01)	21.29	21.28	(0.06)	—	—	(0.06)	42.58	99.93%	8,516	1.22%	1.70%	(0.05)%	0.95%	1.43%	0.22%	159%
For the Period July 17, 2024[8] through October 31, 2024	25.00	0.05	(3.64)	(3.59)	(0.05)	—	—	(0.05)	21.36	−14.33%	2,671	0.95%	4.39%	0.89%	0.95%	4.39%	0.89%	47%

The accompanying notes are an integral part of these financial statements.

170

Direxion Shares ETF Trust
FINANCIAL HIGHLIGHTS
October 31, 2025(Continued)

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily CSCO Bear 1X ETF
For the Period June 25, 2025[8] through October 31, 2025	$25.00	$0.28	$(2.03)	$(1.75)	$(0.23)	$—	$—	$(0.23)	$23.02	−7.10%	$2,302	0.95%	2.63%	3.20%	0.95%	2.63%	3.20%	0%
Direxion Daily CSCO Bull 2X ETF
For the Period June 25, 2025[8] through October 31, 2025	25.00	0.26	2.85	3.11	(0.21)	—	—	(0.21)	27.90	12.56%	4,185	0.95%	1.94%	2.92%	0.95%	1.94%	2.92%	49%
Direxion Daily CSI 300 China A Share Bull 2X Shares
For the Year Ended October 31, 2025	15.94	0.43	4.64	5.07	(0.40)	—	—	(0.40)	20.61	32.74%	136,057	1.05%	1.05%	2.79%	0.88%	0.88%	2.96%	76%
For the Year Ended October 31, 2024	14.87	0.38	1.11	1.49	(0.42)	—	—	(0.42)	15.94	10.56%	332,273	0.98%	0.98%	2.63%	0.90%	0.90%	2.71%	22%
For the Year Ended October 31, 2023	15.05	0.41	(0.20)	0.21	(0.39)	—	—	(0.39)	14.87	0.88%	57,246	1.02%	1.02%	2.09%	0.91%	0.91%	2.20%	57%
For the Year Ended October 31, 2022	39.31	0.13	(23.61)	(23.48)	(0.09)	(0.69)	—	(0.78)	15.05	−60.95%	39,119	0.92%	0.92%	0.46%	0.90%	0.90%	0.48%	83%
For the Year Ended October 31, 2021	32.67	(0.17)	6.81	6.64	—	—	—	—	39.31	20.32%	117,919	0.90%	0.89%	(0.42)%	0.89%	0.88%	(0.41)%	123%
Direxion Daily CSI China Internet Index Bull 2X Shares
For the Year Ended October 31, 2025	38.99	1.03	12.26	13.29	(0.91)	—	(0.17)	(1.08)	51.20	35.53%	334,049	1.47%	1.47%	2.51%	0.87%	0.87%	3.11%	81%
For the Year Ended October 31, 2024	31.19	0.81	7.84	8.65	(0.85)	—	—	(0.85)	38.99	28.26%	375,264	1.12%	1.12%	2.49%	0.86%	0.86%	2.75%	105%
For the Year Ended October 31, 2023	22.27	0.71	8.62	9.33	(0.41)	—	—	(0.41)	31.19	41.58%	320,424	1.05%	1.05%	1.67%	0.88%	0.88%	1.84%	186%
For the Year Ended October 31, 2022	194.10	(0.30)	(171.53)	(171.83)	—	—	—	—	22.27	−88.53%	161,974	0.93%	0.93%	(0.42)%	0.89%	0.89%	(0.38)%	142%
For the Year Ended October 31, 2021	539.10	(2.20)	(342.80)	(345.00)	—	—	—	—	194.10	−64.00%	314,433	0.89%	0.88%	(0.70)%	0.89%	0.88%	(0.70)%	23%
Direxion Daily Energy Bear 2X Shares
For the Year Ended October 31, 2025	23.95	0.67	(3.04)	(2.37)	(0.71)	—	—	(0.71)	20.87	−9.94%	18,062	1.29%	1.32%	2.99%	0.95%	0.98%	3.33%	0%
For the Year Ended October 31, 2024	27.54	1.00	(3.41)	(2.41)	(1.18)	—	—	(1.18)	23.95	−8.61%	23,114	1.19%	1.23%	4.13%	0.95%	0.99%	4.37%	0%
For the Year Ended October 31, 2023	28.94	1.03	(1.41)	(0.38)	(1.02)	—	—	(1.02)	27.54	−1.57%	26,584	1.14%	1.13%	3.59%	0.95%	0.94%	3.78%	0%
For the Year Ended October 31, 2022	109.90	0.11	(81.07)	(80.96)	—	—	—	—	28.94	−73.67%	39,513	1.00%	1.03%	0.22%	0.95%	0.98%	0.27%	0%
For the Year Ended October 31, 2021	735.70	(1.70)	(624.10)	(625.80)	—	—	—	—	109.90	−85.06%	39,105	0.95%	0.99%	(0.93)%	0.95%	0.99%	(0.93)%	0%
Direxion Daily Energy Bull 2X Shares
For the Year Ended October 31, 2025	59.88	1.42	(5.43)	(4.01)	(1.47)	—	—	(1.47)	54.40	−6.79%	218,327	1.16%	1.16%	2.51%	0.90%	0.90%	2.77%	8%
For the Year Ended October 31, 2024	58.76	1.67	1.14	2.81	(1.69)	—	—	(1.69)	59.88	4.67%	309,210	1.27%	1.27%	2.70%	0.89%	0.89%	3.08%	18%
For the Year Ended October 31, 2023	70.96	1.77	(12.22)	(10.45)	(1.75)	—	—	(1.75)	58.76	−14.68%	368,050	1.22%	1.22%	2.85%	0.91%	0.91%	3.16%	6%
For the Year Ended October 31, 2022	31.63	1.24	39.43	40.67	(1.34)	—	—	(1.34)	70.96	130.82%	558,028	1.03%	1.03%	2.62%	0.92%	0.92%	2.73%	8%
For the Year Ended October 31, 2021	8.45	0.51	23.20	23.71	(0.53)	—	—	(0.53)	31.63	283.45%	599,755	0.95%	0.93%	2.31%	0.94%	0.92%	2.32%	36%
Direxion Daily Energy Top 5 Bull 2X ETF
For the Period October 1, 2025[8] through October 31, 2025	25.00	0.03	(1.86)	(1.83)	—	—	—	—	23.17	−7.31%	2,317	0.95%	8.13%	1.52%	0.95%	8.13%	1.52%	173%
Direxion Daily F Bear 1X ETF
For the Period July 23, 2025[8] through October 31, 2025	25.00	0.22	(4.49)	(4.27)	(0.15)	—	—	(0.15)	20.58	−17.15%	2,058	0.95%	2.83%	3.30%	0.95%	2.83%	3.30%	0%

The accompanying notes are an integral part of these financial statements.

171

Direxion Shares ETF Trust
FINANCIAL HIGHLIGHTS
October 31, 2025(Continued)

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily F Bull 2X ETF
For the Period July 23, 2025[8] through October 31, 2025	$25.00	$0.22	$7.91	$8.13	$(0.18)	$—	$—	$(0.18)	$32.95	32.69%	$4,119	0.98%	2.51%	2.99%	0.95%	2.48%	3.02%	0%
Direxion Daily Gold Miners Index Bear 2X Shares[10]
For the Year Ended October 31, 2025	51.59	0.94	(39.79)	(38.85)	(1.24)	—	—	(1.24)	11.50	−76.85%	118,372	0.93%	0.93%	4.06%	0.87%	0.87%	4.12%	0%
For the Year Ended October 31, 2024	134.30	3.32	(82.33)	(79.01)	(3.70)	—	—	(3.70)	51.59	−59.86%	94,983	1.17%	1.17%	4.37%	0.87%	0.87%	4.67%	0%
For the Year Ended October 31, 2023	237.00	4.10	(102.90)	(98.80)	(3.90)	—	—	(3.90)	134.30	−41.52%	169,396	1.47%	1.47%	3.42%	0.88%	0.88%	4.01%	0%
For the Year Ended October 31, 2022	206.00	(0.30)	31.30	31.00	—	—	—	—	237.00	15.05%	86,749	1.10%	1.09%	(0.14)%	0.92%	0.91%	0.04%	0%
For the Year Ended October 31, 2021	200.80	(1.70)	6.90	5.20	—	—	—	—	206.00	2.59%	64,076	0.87%	0.88%	(0.85)%	0.87%	0.88%	(0.85)%	0%
Direxion Daily Gold Miners Index Bull 2X Shares
For the Year Ended October 31, 2025	50.38	0.43	82.68	83.11	(0.37)	—	(0.06)	(0.43)	133.06	166.73%	1,078,076	1.99%	1.99%	0.65%	0.85%	0.85%	1.79%	74%
For the Year Ended October 31, 2024	28.57	0.70	21.82	22.52	(0.71)	—	—	(0.71)	50.38	79.97%	566,837	1.54%	1.54%	1.88%	0.85%	0.85%	2.57%	48%
For the Year Ended October 31, 2023	24.97	0.71	3.38	4.09	(0.49)	—	—	(0.49)	28.57	16.06%	468,632	1.20%	1.20%	2.00%	0.86%	0.86%	2.34%	108%
For the Year Ended October 31, 2022	49.07	0.25	(24.35)	(24.10)	—	—	—	—	24.97	−49.11%	375,908	0.89%	0.89%	0.56%	0.87%	0.87%	0.58%	117%
For the Year Ended October 31, 2021	76.72	(0.30)	(27.35)	(27.65)	—	—	—	—	49.07	−36.04%	750,864	0.86%	0.86%	(0.49)%	0.86%	0.86%	(0.49)%	71%
Direxion Daily GOOGL Bear 1X Shares
For the Year Ended October 31, 2025	13.72	0.34	(5.99)	(5.65)	(0.39)	—	—	(0.39)	7.68	−42.27%	12,286	1.14%	1.28%	3.12%	0.95%	1.09%	3.31%	0%
For the Year Ended October 31, 2024	19.48	0.65	(5.81)	(5.16)	(0.60)	—	—	(0.60)	13.72	−26.68%	4,116	1.02%	1.50%	4.33%	0.95%	1.43%	4.40%	0%
For the Year Ended October 31, 2023	27.66	0.87	(8.19)	(7.32)	(0.86)	—	—	(0.86)	19.48	−26.57%	1,948	1.03%	1.40%	3.76%	0.95%	1.32%	3.84%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.06	2.61	2.67	(0.01)	—	—	(0.01)	27.66	10.68%	4,150	0.95%	4.89%	1.63%	0.95%	4.89%	1.63%	0%
Direxion Daily GOOGL Bull 2X Shares
For the Year Ended October 31, 2025	39.20	1.15	44.49	45.64	(1.18)	(0.39)	—	(1.57)	83.27	119.99%	726,550	1.37%	1.37%	2.73%	0.86%	0.86%	3.24%	0%
For the Year Ended October 31, 2024	27.11	1.20	11.89	13.09	(1.00)	—	—	(1.00)	39.20	48.48%	153,851	1.17%	1.15%	3.25%	0.89%	0.87%	3.53%	52%
For the Year Ended October 31, 2023	20.42	0.70	6.52	7.22	(0.53)	—	—	(0.53)	27.11	35.52%	34,568	1.23%	1.24%	2.68%	0.95%	0.96%	2.96%	10%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.05	(4.62)	(4.57)	(0.01)	—	—	(0.01)	20.42	−18.30%	4,593	0.95%	5.02%	1.48%	0.95%	5.02%	1.48%	0%
Direxion Daily Junior Gold Miners Index Bear 2X Shares
For the Year Ended October 31, 2025	23.40	0.44	(18.85)	(18.41)	(0.56)	—	—	(0.56)	4.43	−80.28%	48,692	0.94%	0.94%	4.28%	0.87%	0.87%	4.35%	0%
For the Year Ended October 31, 2024	76.00	1.81	(52.35)	(50.54)	(2.06)	—	—	(2.06)	23.40	−67.68%	54,936	1.29%	1.29%	4.26%	0.85%	0.85%	4.70%	0%
For the Year Ended October 31, 2023	134.70	2.40	(58.70)	(56.30)	(2.40)	—	—	(2.40)	76.00	−41.65%	126,357	1.38%	1.38%	3.46%	0.87%	0.87%	3.97%	0%
For the Year Ended October 31, 2022	110.00	(0.10)	24.80	24.70	—	—	—	—	134.70	22.45%	113,621	1.08%	1.08%	(0.05)%	0.89%	0.89%	0.14%	0%
For the Year Ended October 31, 2021	117.20	(0.90)	(6.30)	(7.20)	—	—	—	—	110.00	−6.14%	75,675	0.87%	0.87%	(0.84)%	0.87%	0.87%	(0.84)%	0%

The accompanying notes are an integral part of these financial statements.

172

Direxion Shares ETF Trust
FINANCIAL HIGHLIGHTS
October 31, 2025(Continued)

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily Junior Gold Miners Index Bull 2X Shares
For the Year Ended October 31, 2025	$52.09	$1.09	$88.36	$89.45	$(1.17)	$—	$—	$(1.17)	$140.37	174.31%	$476,341	2.14%	2.14%	1.60%	0.84%	0.84%	2.90%	0%
For the Year Ended October 31, 2024	26.90	0.75	25.26	26.01	(0.82)	—	—	(0.82)	52.09	98.36%	322,598	1.58%	1.58%	2.07%	0.83%	0.83%	2.82%	22%
For the Year Ended October 31, 2023	25.93	0.64	0.76	1.40	(0.43)	—	—	(0.43)	26.90	5.10%	309,198	1.21%	1.21%	1.84%	0.85%	0.85%	2.20%	98%
For the Year Ended October 31, 2022	67.05	0.28	(41.40)	(41.12)	—	—	—	—	25.93	−61.33%	226,686	0.86%	0.86%	0.55%	0.85%	0.85%	0.56%	140%
For the Year Ended October 31, 2021	117.16	(0.08)	(49.69)	(49.77)	—	—	(0.34)	(0.34)	67.05	−42.53%	515,810	0.85%	0.85%	(0.09)%	0.84%	0.84%	(0.08)%	67%
Direxion Daily LLY Bear 1X Shares
For the Period March 26, 2025[8] through October 31, 2025	25.00	0.47	(2.76)	(2.29)	(0.39)	—	—	(0.39)	22.32	−9.35%	3,906	1.09%	1.67%	3.04%	0.95%	1.53%	3.18%	0%
Direxion Daily LLY Bull 2X Shares
For the Period March 26, 2025[8] through October 31, 2025	25.00	0.25	(4.12)	(3.87)	(0.20)	—	—	(0.20)	20.93	−15.33%	17,270	1.34%	1.45%	2.43%	0.95%	1.06%	2.82%	0%
Direxion Daily LMT Bear 1X ETF
For the Period August 6, 2025[8] through October 31, 2025	25.00	0.19	(3.36)	(3.17)	(0.10)	—	—	(0.10)	21.73	−12.68%	2,173	0.95%	3.60%	3.44%	0.95%	3.60%	3.44%	0%
Direxion Daily LMT Bull 2X ETF
For the Period August 6, 2025[8] through October 31, 2025	25.00	0.19	7.20	7.39	(0.10)	—	—	(0.10)	32.29	29.58%	4,844	1.04%	2.35%	2.62%	0.95%	2.26%	2.71%	138%
Direxion Daily Magnificent 7 Bear 1X Shares
For the Year Ended October 31, 2025	19.62	0.61	(6.78)	(6.17)	(0.56)	—	—	(0.56)	12.89	−31.97%	15,474	0.56%	1.12%	3.91%	0.45%	1.01%	4.02%	0%
For the Period March 7, 2024[8] through October 31, 2024	25.00	0.71	(5.36)	(4.65)	(0.73)	—	—	(0.73)	19.62	−18.69%	2,453	0.46%	1.88%	4.96%	0.45%	1.87%	4.97%	0%
Direxion Daily Magnificent 7 Bull 2X Shares
For the Year Ended October 31, 2025	36.20	0.07	28.85	28.92	(0.13)	(1.09)	—	(1.22)	63.90	80.94%	118,224	1.19%	1.18%	0.17%	0.95%	0.94%	0.41%	233%
For the Period March 7, 2024[8] through October 31, 2024	25.00	0.16	11.20	11.36	(0.16)	—	—	(0.16)	36.20	45.46%	19,004	1.07%	1.44%	0.76%	0.95%	1.32%	0.88%	267%
Direxion Daily META Bear 1X Shares
For the Year Ended October 31, 2025	20.66	0.54	(4.34)	(3.80)	(0.62)	—	—	(0.62)	16.24	−18.50%	8,118	1.13%	1.30%	3.26%	0.95%	1.12%	3.44%	0%
For the Period June 5, 2024[8] through October 31, 2024	25.00	0.36	(4.47)	(4.11)	(0.23)	—	—	(0.23)	20.66	−16.45%	6,198	0.97%	2.14%	4.00%	0.95%	2.12%	4.02%	0%
Direxion Daily META Bull 2X Shares
For the Year Ended October 31, 2025	32.45	0.98	(0.36)	0.62	(0.90)	—	—	(0.90)	32.17	1.43%	728,697	1.41%	1.39%	2.55%	0.89%	0.87%	3.07%	62%
For the Period June 5, 2024[8] through October 31, 2024	25.00	0.36	7.30	7.66	(0.21)	—	—	(0.21)	32.45	30.64%	52,737	1.21%	1.45%	3.00%	0.95%	1.19%	3.26%	9%

The accompanying notes are an integral part of these financial statements.

173

Direxion Shares ETF Trust
FINANCIAL HIGHLIGHTS
October 31, 2025(Continued)

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily MSCI Brazil Bull 2X Shares
For the Year Ended October 31, 2025	$61.40	$2.35	$12.53	$14.88	$(2.30)	$—	$—	$(2.30)	$73.98	26.41%	$122,705	1.30%	1.30%	4.17%	0.91%	0.91%	4.56%	0%
For the Year Ended October 31, 2024	72.18	4.01	(10.88)	(6.87)	(3.91)	—	—	(3.91)	61.40	−10.66%	107,985	1.15%	1.15%	5.13%	0.91%	0.91%	5.37%	42%
For the Year Ended October 31, 2023	86.38	3.78	(14.29)	(10.51)	(3.69)	—	—	(3.69)	72.18	−12.28%	101,669	1.43%	1.43%	5.09%	0.93%	0.93%	5.59%	32%
For the Year Ended October 31, 2022	67.24	5.75	18.05	23.80	(4.66)	—	—	(4.66)	86.38	37.79%	138,954	0.98%	0.98%	7.16%	0.92%	0.92%	7.22%	54%
For the Year Ended October 31, 2021	61.66	0.56	5.94	6.50	(0.64)	—	(0.28)	(0.92)	67.24	9.83%	185,492	0.91%	0.91%	0.55%	0.91%	0.91%	0.55%	25%
Direxion Daily MSCI India Bull 2X Shares
For the Year Ended October 31, 2025	65.73	1.02	(7.42)	(6.40)	(0.95)	(0.77)	—	(1.72)	57.61	−9.89%	69,116	1.08%	1.08%	1.74%	0.90%	0.90%	1.92%	61%
For the Year Ended October 31, 2024	45.46	0.76	20.34	21.10	(0.83)	—	—	(0.83)	65.73	46.52%	95,288	1.39%	1.39%	1.18%	0.89%	0.89%	1.68%	0%
For the Year Ended October 31, 2023	47.61	0.84	(2.29)	(1.45)	(0.70)	—	—	(0.70)	45.46	−3.02%	56,812	1.03%	1.03%	1.84%	0.92%	0.92%	1.95%	8%
For the Year Ended October 31, 2022	61.91	1.54	(14.44)	(12.90)	(1.40)	—	—	(1.40)	47.61	−21.15%	52,361	0.95%	0.95%	2.89%	0.92%	0.92%	2.92%	0%
For the Year Ended October 31, 2021	30.67	(0.41)	31.65	31.24	—	—	—	—	61.91	101.86%	92,846	0.92%	0.91%	(0.83)%	0.91%	0.90%	(0.82)%	11%
Direxion Daily MSFT Bear 1X Shares
For the Year Ended October 31, 2025	14.33	0.40	(3.47)	(3.07)	(0.45)	—	—	(0.45)	10.81	−21.80%	8,920	1.04%	1.15%	3.29%	0.95%	1.06%	3.38%	0%
For the Year Ended October 31, 2024	17.40	0.60	(3.04)	(2.44)	(0.63)	—	—	(0.63)	14.33	−13.83%	7,883	1.00%	1.16%	4.19%	0.95%	1.11%	4.24%	0%
For the Year Ended October 31, 2023	26.71	0.77	(9.39)	(8.62)	(0.68)	(0.01)	—	(0.69)	17.40	−32.53%	5,220	0.99%	1.20%	3.96%	0.95%	1.16%	4.00%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.06	1.66	1.72	(0.01)	—	—	(0.01)	26.71	6.88%	4,006	0.95%	4.61%	1.67%	0.95%	4.61%	1.67%	0%
Direxion Daily MSFT Bull 2X Shares
For the Year Ended October 31, 2025	38.86	1.19	14.02	15.21	(1.21)	(1.36)	—	(2.57)	51.50	40.37%	263,913	1.14%	1.14%	2.85%	0.86%	0.86%	3.13%	0%
For the Year Ended October 31, 2024	34.35	1.39	4.43	5.82	(1.31)	—	—	(1.31)	38.86	16.45%	159,322	1.19%	1.16%	3.20%	0.89%	0.86%	3.50%	0%
For the Year Ended October 31, 2023	21.54	0.99	12.47	13.46	(0.65)	—	—	(0.65)	34.35	62.95%	42,933	1.18%	1.18%	3.07%	0.95%	0.95%	3.30%	59%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.05	(3.50)	(3.45)	(0.01)	—	—	(0.01)	21.54	−13.82%	3,231	0.95%	5.19%	1.31%	0.95%	5.19%	1.31%	0%
Direxion Daily MU Bear 1X Shares
For the Year Ended October 31, 2025	25.35	0.51	(17.17)	(16.66)	(0.63)	—	—	(0.63)	8.06	−67.09%	30,222	1.09%	1.47%	3.49%	0.95%	1.33%	3.63%	0%
For the Period October 10, 2024[8] through October 31, 2024	25.00	0.06	0.29	0.35	—	—	—	—	25.35	1.40%	2,535	0.95%	9.03%	3.97%	0.95%	9.03%	3.97%	0%
Direxion Daily MU Bull 2X Shares
For the Year Ended October 31, 2025	23.55	0.54	47.80	48.34	(0.34)	—	—	(0.34)	71.55	208.62%	268,301	1.48%	1.45%	2.10%	0.92%	0.89%	2.66%	33%
For the Period October 10, 2024[8] through October 31, 2024	25.00	0.05	(1.50)	(1.45)	—	—	—	—	23.55	−5.80%	5,298	0.95%	4.85%	2.98%	0.95%	4.85%	2.98%	0%
Direxion Daily NFLX Bear 1X Shares
For the Year Ended October 31, 2025	23.29	0.51	(8.49)	(7.98)	(0.62)	—	—	(0.62)	14.69	−34.35%	6,613	0.97%	1.06%	3.42%	0.95%	1.04%	3.44%	0%
For the Period October 3, 2024[8] through October 31, 2024	25.00	0.07	(1.78)	(1.71)	—	—	—	—	23.29	−6.84%	4,657	0.95%	7.64%	3.94%	0.95%	7.64%	3.94%	0%

The accompanying notes are an integral part of these financial statements.

174

Direxion Shares ETF Trust
FINANCIAL HIGHLIGHTS
October 31, 2025(Continued)

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily NFLX Bull 2X Shares
For the Year Ended October 31, 2025	$27.61	$1.32	$19.67	$20.99	$(1.07)	$(0.06)	$—	$(1.13)	$47.47	75.68%	$124,610	1.27%	1.23%	2.53%	0.93%	0.89%	2.87%	40%
For the Period October 3, 2024[8] through October 31, 2024	25.00	0.06	2.55	2.61	—	—	—	—	27.61	10.44%	5,522	0.95%	6.29%	2.88%	0.95%	6.29%	2.88%	0%
Direxion Daily NVDA Bear 1X Shares[11]
For the Year Ended October 31, 2025	66.60	1.74	(30.36)	(28.62)	(2.06)	—	—	(2.06)	35.92	−44.02%	39,417	1.10%	1.07%	3.32%	0.95%	0.92%	3.47%	0%
For the Year Ended October 31, 2024	272.80	4.00	(204.90)	(200.90)	(5.00)	(0.30)	—	(5.30)	66.60	−74.61%	29,659	1.10%	1.27%	4.35%	0.95%	1.12%	4.50%	0%
For the Period September 13, 2023[8] through October 31, 2023	250.00	1.00	21.80	22.80	—	—	—	—	272.80	9.12%	11,593	0.95%	1.95%	2.78%	0.95%	1.95%	2.78%	0%
Direxion Daily NVDA Bull 2X Shares
For the Year Ended October 31, 2025	109.29	2.13	55.85	57.98	(2.17)	(13.88)	—	(16.05)	151.22	61.42%	714,504	1.40%	1.40%	2.34%	0.85%	0.85%	2.89%	0%
For the Year Ended October 31, 2024	21.31	2.37	87.03	89.40	(1.42)	—	—	(1.42)	109.29	423.18%	655,747	1.52%	1.51%	2.78%	0.87%	0.86%	3.43%	12%
For the Period September 13, 2023[8] through October 31, 2023	25.00	0.11	(3.80)	(3.69)	—	—	—	—	21.31	−14.76%	13,850	0.95%	1.89%	3.47%	0.95%	1.89%	3.47%	114%
Direxion Daily NYSE FANG+ Bull 2X Shares
For the Year Ended October 31, 2025	144.54	1.87	119.03	120.90	(1.84)	—	—	(1.84)	263.60	84.18%	139,671	1.51%	1.47%	0.98%	0.94%	0.90%	1.55%	63%
For the Year Ended October 31, 2024	64.81	1.60	79.67	81.27	(1.54)	—	—	(1.54)	144.54	125.89%	62,132	1.50%	1.47%	1.33%	0.95%	0.92%	1.88%	92%
For the Year Ended October 31, 2023	43.60	0.68	21.00	21.68	(0.47)	—	—	(0.47)	64.81	49.68%	21,379	1.41%	1.52%	1.24%	0.95%	1.06%	1.70%	84%
For the Year Ended October 31, 2022	296.50	(0.30)	(240.80)	(241.10)	—	(11.70)	(0.10)	(11.80)	43.60	−84.62%	12,640	0.96%	1.15%	(0.39)%	0.95%	1.14%	(0.38)%	170%
For the Period September 30, 2021[8] through October 31, 2021	250.00	(0.20)	46.70	46.50	—	—	—	—	296.50	18.60%	7,413	0.95%	3.72%	(0.94)%	0.95%	3.72%	(0.94)%	20%
Direxion Daily PANW Bear 1X Shares
For the Period March 26, 2025[8] through October 31, 2025	25.00	0.44	(4.70)	(4.26)	(0.39)	—	—	(0.39)	20.35	−17.16%	3,052	1.16%	2.02%	3.07%	0.95%	1.81%	3.28%	0%
Direxion Daily PANW Bull 2X Shares
For the Period March 26, 2025[8] through October 31, 2025	25.00	0.36	3.55	3.91	(0.27)	—	—	(0.27)	28.64	15.79%	12,172	1.12%	1.36%	2.62%	0.95%	1.19%	2.79%	0%
Direxion Daily PLTR Bear 1X Shares
For the Period December 11, 2024[8] through October 31, 2025	25.00	0.30	(18.93)	(18.63)	(0.29)	—	—	(0.29)	6.08	−74.97%	38,323	1.01%	1.01%	3.52%	0.90%	0.90%	3.63%	0%
Direxion Daily PLTR Bull 2X Shares
For the Period December 11, 2024[8] through October 31, 2025	25.00	1.16	94.45	95.61	(0.83)	—	—	(0.83)	119.78	385.01%	577,927	1.59%	1.59%	2.07%	0.86%	0.86%	2.80%	11%
Direxion Daily QCOM Bear 1X ETF
For the Period June 25, 2025[8] through October 31, 2025	25.00	0.28	(4.20)	(3.92)	(0.20)	—	—	(0.20)	20.88	−15.74%	2,610	0.95%	2.43%	3.28%	0.95%	2.43%	3.28%	0%

The accompanying notes are an integral part of these financial statements.

175

Direxion Shares ETF Trust
FINANCIAL HIGHLIGHTS
October 31, 2025(Continued)

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily QCOM Bull 2X ETF
For the Period June 25, 2025[8] through October 31, 2025	$25.00	$0.24	$6.21	$6.45	$(0.22)	$—	$—	$(0.22)	$31.23	25.86%	$7,026	0.97%	2.12%	2.68%	0.95%	2.10%	2.70%	0%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
For the Year Ended October 31, 2025	22.98	0.23	5.24	5.47	(0.24)	—	—	(0.24)	28.21	24.07%	35,926	1.35%	1.36%	1.03%	0.95%	0.96%	1.43%	13%
For the Year Ended October 31, 2024	13.46	0.30	9.51	9.81	(0.29)	—	—	(0.29)	22.98	72.90%	28,119	1.41%	1.42%	1.36%	0.95%	0.96%	1.82%	0%
For the Year Ended October 31, 2023	11.34	0.15	2.04	2.19	(0.07)	—	—	(0.07)	13.46	19.17%	21,182	1.52%	1.57%	0.87%	0.95%	1.00%	1.44%	0%
For the Year Ended October 31, 2022	49.81	(0.13)	(37.36)	(37.49)	—	(0.98)	—	(0.98)	11.34	−76.73%	11,043	0.96%	1.01%	(0.54)%	0.95%	1.00%	(0.53)%	0%
For the Year Ended October 31, 2021	33.43	(0.38)	23.19	22.81	(2.81)	(3.62)	—	(6.43)	49.81	73.55%	46,003	0.96%	0.95%	(0.88)%	0.95%	0.94%	(0.87)%	11%
Direxion Daily S&P 500® Bear 1X Shares
For the Year Ended October 31, 2025	11.38	0.41	(1.90)	(1.49)	(0.45)	—	—	(0.45)	9.44	−13.42%	134,079	0.49%	0.55%	3.84%	0.45%	0.51%	3.88%	0%
For the Year Ended October 31, 2024	15.24	0.55	(3.75)	(3.20)	(0.66)	—	—	(0.66)	11.38	−21.21%	147,308	0.50%	0.56%	4.68%	0.45%	0.51%	4.73%	0%
For the Year Ended October 31, 2023	16.50	0.60	(1.16)	(0.56)	(0.70)	—	—	(0.70)	15.24	−3.26%	296,394	0.48%	0.53%	4.07%	0.45%	0.50%	4.10%	0%
For the Year Ended October 31, 2022	14.64	0.13	1.76	1.89	(0.03)	—	—	(0.03)	16.50	12.88%	613,802	0.49%	0.55%	0.84%	0.45%	0.51%	0.88%	0%
For the Year Ended October 31, 2021	21.28	(0.07)	(6.57)	(6.64)	—	—	—	—	14.64	−31.20%	123,669	0.45%	0.51%	(0.42)%	0.45%	0.51%	(0.42)%	0%
Direxion Daily S&P 500® Bull 2X Shares
For the Year Ended October 31, 2025	140.37	1.06	46.94	48.00	(1.10)	—	—	(1.10)	187.27	34.38%	202,856	0.93%	0.99%	0.68%	0.60%	0.66%	1.01%	37%
For the Year Ended October 31, 2024	80.61	1.05	59.73	60.78	(1.02)	—	—	(1.02)	140.37	75.63%	152,057	0.98%	1.03%	0.90%	0.60%	0.65%	1.28%	20%
For the Year Ended October 31, 2023	73.38	0.81	7.59	8.40	(1.17)	—	—	(1.17)	80.61	11.50%	216,302	0.80%	0.87%	0.93%	0.60%	0.67%	1.13%	76%
For the Year Ended October 31, 2022	111.86	0.75	(36.02)	(35.27)	(0.94)	(2.27)	—	(3.21)	73.38	−32.51%	50,139	0.61%	0.71%	0.82%	0.60%	0.70%	0.83%	72%
For the Year Ended October 31, 2021	61.16	0.77	55.98	56.75	(0.69)	(5.36)	—	(6.05)	111.86	98.25%	59,648	0.60%	0.72%	0.85%	0.60%	0.72%	0.85%	42%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
For the Year Ended October 31, 2025	11.47	0.29	(2.32)	(2.03)	(0.26)	—	—	(0.26)	9.18	−17.82%	48,712	1.47%	1.48%	2.90%	0.95%	0.96%	3.42%	0%
For the Year Ended October 31, 2024	10.33	0.44	1.23	1.67	(0.53)	—	—	(0.53)	11.47	17.12%	40,222	1.23%	1.23%	4.22%	0.95%	0.95%	4.50%	0%
For the Year Ended October 31, 2023	12.44	0.45	(2.07)	(1.62)	(0.49)	—	—	(0.49)	10.33	−14.02%	73,459	1.24%	1.24%	3.58%	0.95%	0.95%	3.87%	0%
For the Year Ended October 31, 2022	48.60	0.02	(36.18)	(36.16)	—	—	—	—	12.44	−74.40%	102,747	1.01%	1.01%	0.09%	0.95%	0.95%	0.15%	0%
For the Year Ended October 31, 2021	714.90	(0.90)	(665.40)	(666.30)	0.00[9]	—	—	0.00[9]	48.60	−93.20%	93,490	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
For the Year Ended October 31, 2025	27.53	0.61	(5.16)	(4.55)	(0.64)	—	—	(0.64)	22.34	−16.82%	221,423	1.08%	1.08%	2.40%	0.92%	0.92%	2.56%	60%
For the Year Ended October 31, 2024	37.27	0.85	(9.74)	(8.89)	(0.85)	—	—	(0.85)	27.53	−24.28%	350,051	1.43%	1.43%	2.49%	0.91%	0.91%	3.01%	36%
For the Year Ended October 31, 2023	46.24	0.84	(9.04)	(8.20)	(0.77)	—	—	(0.77)	37.27	−17.42%	567,052	1.42%	1.42%	2.41%	0.92%	0.92%	2.91%	48%
For the Year Ended October 31, 2022	27.58	0.19	18.64	18.83	(0.17)	—	—	(0.17)	46.24	68.43%	800,618	1.18%	1.18%	0.56%	0.93%	0.93%	0.81%	55%
For the Year Ended October 31, 2021	4.88	(0.04)	22.76	22.72	(0.02)	—	0.00[9]	(0.02)	27.58	465.94%	891,290	0.95%	0.93%	(0.25)%	0.94%	0.92%	(0.24)%	194%
Direxion Daily Semiconductors Top 5 Bear 2X ETF
For the Period October 1, 2025[8] through October 31, 2025	25.00	0.06	(8.04)	(7.98)	—	—	—	—	17.02	−31.92%	1,702	0.95%	9.65%	3.63%	0.95%	9.65%	3.63%	0%

The accompanying notes are an integral part of these financial statements.

176

Direxion Shares ETF Trust
FINANCIAL HIGHLIGHTS
October 31, 2025(Continued)

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily Semiconductors Top 5 Bull 2X ETF
For the Period October 1, 2025[8] through October 31, 2025	$25.00	$0.02	$9.54	$9.56	$—	$—	$—	$—	$34.56	38.24%	$6,048	0.95%	5.04%	0.77%	0.95%	5.04%	0.77%	81%
Direxion Daily SHOP Bear 1X ETF
For the Period August 6, 2025[8] through October 31, 2025	25.00	0.16	(8.11)	(7.95)	(0.09)	—	—	(0.09)	16.96	−31.85%	2,968	0.95%	2.76%	3.44%	0.95%	2.76%	3.44%	0%
Direxion Daily SHOP Bull 2X ETF
For the Period August 6, 2025[8] through October 31, 2025	25.00	0.19	17.25	17.44	(0.11)	—	—	(0.11)	42.33	69.91%	8,467	1.21%	1.97%	2.41%	0.95%	1.71%	2.67%	181%
Direxion Daily Technology Top 5 Bear 2X ETF
For the Period October 1, 2025[8] through October 31, 2025	25.00	0.06	(2.20)	(2.14)	—	—	—	—	22.86	−8.57%	2,286	0.95%	8.20%	3.09%	0.95%	8.20%	3.09%	0%
Direxion Daily Technology Top 5 Bull 2X ETF
For the Period October 1, 2025[8] through October 31, 2025	25.00	0.01	1.86	1.87	—	—	—	—	26.87	7.50%	4,703	0.95%	6.49%	0.48%	0.95%	6.49%	0.48%	109%
Direxion Daily TSLA Bear 1X Shares
For the Year Ended October 31, 2025	14.20	0.26	(9.08)	(8.82)	(0.23)	—	—	(0.23)	5.15	−62.63%	78,512	1.15%	1.15%	3.25%	0.88%	0.88%	3.52%	0%
For the Year Ended October 31, 2024	23.90	0.67	(9.59)	(8.92)	(0.78)	—	—	(0.78)	14.20	−38.26%	44,022	1.85%	1.85%	3.31%	0.88%	0.88%	4.28%	0%
For the Year Ended October 31, 2023	30.18	0.95	(4.93)	(3.98)	(0.68)	(1.62)	—	(2.30)	23.90	−14.81%	49,603	1.16%	1.11%	3.78%	0.95%	0.90%	3.99%	0%
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.10	5.10	5.20	(0.02)	—	—	(0.02)	30.18	20.84%	12,071	0.96%	2.15%	1.52%	0.95%	2.14%	1.53%	0%
Direxion Daily TSLA Bull 2X Shares
For the Year Ended October 31, 2025	11.86	0.39	10.00	10.39	(0.40)	(0.30)	—	(0.70)	21.55	87.68%	7,652,810	1.19%	1.31%	2.68%	0.73%	0.85%	3.14%	101%
For the Year Ended October 31, 2024	10.95	0.37	1.18	1.55	(0.37)	(0.27)	—	(0.64)	11.86	14.26%	2,276,052	1.11%	1.11%	3.60%	0.84%	0.84%	3.87%	77%
For the Year Ended October 31, 2023	16.64	0.40	(5.76)	(5.36)	(0.29)	(0.04)	—	(0.33)	10.95	−32.56%	752,509	1.19%	1.19%	2.98%	0.86%	0.86%	3.31%	72%
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.07	(8.42)	(8.35)	(0.01)	—	—	(0.01)	16.64	−33.40%	100,286	0.98%	1.15%	1.55%	0.95%	1.12%	1.58%	33%
Direxion Daily TSM Bear 1X Shares
For the Year Ended October 31, 2025	22.82	0.62	(10.33)	(9.71)	(0.67)	—	—	(0.67)	12.44	−43.52%	3,110	1.20%	1.64%	3.26%	0.95%	1.39%	3.51%	0%
For the Period October 3, 2024[8] through October 31, 2024	25.00	0.07	(2.25)	(2.18)	—	—	—	—	22.82	−8.72%	3,993	0.95%	6.18%	4.12%	0.95%	6.18%	4.12%	0%
Direxion Daily TSM Bull 2X Shares
For the Year Ended October 31, 2025	28.63	0.80	24.27	25.07	(0.74)	—	—	(0.74)	52.96	89.29%	250,242	1.31%	1.30%	2.69%	0.88%	0.87%	3.12%	0%
For the Period October 3, 2024[8] through October 31, 2024	25.00	0.07	3.56	3.63	—	—	—	—	28.63	14.52%	22,190	0.95%	2.47%	3.51%	0.95%	2.47%	3.51%	0%

The accompanying notes are an integral part of these financial statements.

177

Direxion Shares ETF Trust
FINANCIAL HIGHLIGHTS
October 31, 2025(Continued)

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily Uranium Industry Bull 2X Shares
For the Year Ended October 31, 2025	$24.29	$0.41	$27.97	$28.38	$(0.41)	$(0.51)	$—	$(0.92)	$51.75	123.05%	$53,049	1.52%	1.66%	1.57%	0.95%	1.09%	2.14%	25%
For the Period June 26, 2024[8] through October 31, 2024	25.00	0.17	(0.81)	(0.64)	(0.07)	—	—	(0.07)	24.29	−2.52%	7,893	1.01%	3.04%	2.17%	0.95%	2.98%	2.23%	78%
Direxion Daily XOM Bear 1X Shares
For the Period April 23, 2025[8] through October 31, 2025	25.00	0.41	(1.73)	(1.32)	(0.37)	—	—	(0.37)	23.31	−5.31%	2,331	0.95%	2.31%	3.23%	0.95%	2.31%	3.23%	0%
Direxion Daily XOM Bull 2X Shares
For the Period April 23, 2025[8] through October 31, 2025	25.00	0.37	1.39	1.76	(0.31)	—	—	(0.31)	26.45	7.07%	3,306	0.95%	2.01%	2.79%	0.95%	2.01%	2.79%	97%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.
[3]
Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund’s changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures and swaps for the period.

[4]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived or recouped by the investment advisor.

[5]	For periods less than a year, these ratios are annualized.
[6]	Net expenses include effects of any reimbursement/waiver or recoupment.
[7]
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

[8]	Commencement of operations.
[9]	Between $(0.005) and $0.005.
[10]	Effective November 4, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
[11]	Effective September 29, 2025, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

178

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025
1. ORGANIZATION
The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 118 separate series (each, a “Fund” and together the “Funds”). 75 of these Funds are included in this report:

Bull Funds	Bear Funds
Direxion Daily AAPL Bull 2X Shares	Direxion Daily AAPL Bear 1X Shares
Direxion Daily AI and Big Data Bull 2X Shares	Direxion Daily AI and Big Data Bear 2X Shares
Direxion Daily AMD Bull 2X Shares	Direxion Daily AMD Bear 1X Shares
Direxion Daily AMZN Bull 2X Shares	Direxion Daily AMZN Bear 1X Shares
Direxion Daily AVGO Bull 2X Shares	Direxion Daily AVGO Bear 1X Shares
Direxion Daily BA Bull 2X Shares	Direxion Daily BA Bear 1X Shares
Direxion Daily Biotech Top 5 Bull 2X ETF	Direxion Daily BRKB Bear 1X Shares
Direxion Daily BRKB Bull 2X Shares	Direxion Daily Crypto Industry Bear 1X Shares
Direxion Daily Crypto Industry Bull 2X Shares	Direxion Daily CSCO Bear 1X ETF
Direxion Daily CSCO Bull 2X ETF	Direxion Daily Energy Bear 2X Shares
Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily F Bear 1X ETF
Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily Gold Miners Index Bear 2X Shares
Direxion Daily Energy Bull 2X Shares	Direxion Daily GOOGL Bear 1X Shares
Direxion Daily Energy Top 5 Bull 2X ETF	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Direxion Daily F Bull 2X ETF	Direxion Daily LLY Bear 1X Shares
Direxion Daily Gold Miners Index Bull 2X Shares	Direxion Daily LMT Bear 1X ETF
Direxion Daily GOOGL Bull 2X Shares	Direxion Daily Magnificent 7 Bear 1X Shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares	Direxion Daily META Bear 1X Shares
Direxion Daily LLY Bull 2X Shares	Direxion Daily MSFT Bear 1X Shares
Direxion Daily LMT Bull 2X ETF	Direxion Daily MU Bear 1X Shares
Direxion Daily Magnificent 7 Bull 2X Shares	Direxion Daily NFLX Bear 1X Shares
Direxion Daily META Bull 2X Shares	Direxion Daily NVDA Bear 1X Shares
Direxion Daily MSCI Brazil Bull 2X Shares	Direxion Daily PANW Bear 1X Shares
Direxion Daily MSCI India Bull 2X Shares	Direxion Daily PLTR Bear 1X Shares
Direxion Daily MSFT Bull 2X Shares	Direxion Daily QCOM Bear 1X ETF
Direxion Daily MU Bull 2X Shares	Direxion Daily S&P 500® Bear 1X Shares
Direxion Daily NFLX Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Direxion Daily NVDA Bull 2X Shares	Direxion Daily Semiconductors Top 5 Bear 2X ETF
Direxion Daily NYSE FANG+ Bull 2X Shares	Direxion Daily SHOP Bear 1X ETF
Direxion Daily PANW Bull 2X Shares	Direxion Daily Technology Top 5 Bear 2X ETF
Direxion Daily PLTR Bull 2X Shares	Direxion Daily TSLA Bear 1X Shares
Direxion Daily QCOM Bull 2X ETF	Direxion Daily TSM Bear 1X Shares
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Direxion Daily XOM Bear 1X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Direxion Daily Semiconductors Top 5 Bull 2X ETF
Direxion Daily SHOP Bull 2X ETF
Direxion Daily Technology Top 5 Bull 2X ETF
Direxion Daily TSLA Bull 2X Shares
Direxion Daily TSM Bull 2X Shares
Direxion Daily Uranium Industry Bull 2X Shares
Direxion Daily XOM Bull 2X Shares

179

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, “Financial Services-Investment Companies”.
Rafferty Asset Management, LLC (the “Adviser”) has registered as a commodity pool operator (“CPO”). All Funds presented in this report are considered commodity pools under the Commodity Exchange Act (the “CEA). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.
Each Fund’s investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 200% of the return of the target index or benchmark and a multiple of -100% or -200% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily AAPL Bear 1X Shares		-100%
Direxion Daily AAPL Bull 2X Shares	Common shares of Apple, Inc.	200%
Direxion Daily AI and Big Data Bear 2X Shares Direxion Daily AI and Big Data Bull 2X Shares	Solactive US AI & Big Data Index	-200% 200%
Direxion Daily AMD Bear 1X Shares		-100%
Direxion Daily AMD Bull 2X Shares	Common shares of Advanced Micro Devices, Inc.	200%
Direxion Daily AMZN Bear 1X Shares		-100%
Direxion Daily AMZN Bull 2X Shares	Common shares of Amazon, Inc.	200%
Direxion Daily AVGO Bear 1X Shares		-100%
Direxion Daily AVGO Bull 2X Shares	Common shares of Broadcom, Inc.	200%
Direxion Daily BA Bear 1X Shares		-100%
Direxion Daily BA Bull 2X Shares	Common shares of The Boeing Co.	200%
Direxion Daily Biotech Top 5 Bull 2X ETF	NYSE Biotechnology Top 5 Equal Weight Index	200%
Direxion Daily BRKB Bear 1X Shares		-100%
Direxion Daily BRKB Bull 2X Shares	Common shares of Berkshire Hathaway, Inc.	200%
Direxion Daily Crypto Industry Bear 1X Shares		-100%
Direxion Daily Crypto Industry Bull 2X Shares	Solactive Distributed Ledger & Decentralized Payment Tech Index	200%
Direxion Daily CSCO Bear 1X ETF		-100%
Direxion Daily CSCO Bull 2X ETF	Common shares of Cisco Systems, Inc.	200%
Direxion Daily CSI 300 China A Share Bull 2X Shares	CSI 300 Index	200%
Direxion Daily CSI China Internet Index Bull 2X Shares	CSI Overseas China Internet Index	200%
Direxion Daily Energy Bear 2X Shares		-200%
Direxion Daily Energy Bull 2X Shares	Energy Select Sector Index	200%
Direxion Daily Energy Top 5 Bull 2X ETF	S&P Energy Top 5 Equal Capped Index	200%
Direxion Daily F Bear 1X ETF		-100%
Direxion Daily F Bull 2X ETF	Common shares of Ford Motor Co.	200%
Direxion Daily Gold Miners Index Bear 2X Shares		-200%
Direxion Daily Gold Miners Index Bull 2X Shares	MarketVector Global Gold Miners Index*	200%
Direxion Daily GOOGL Bear 1X Shares		-100%
Direxion Daily GOOGL Bull 2X Shares	Common shares of Alphabet, Inc.	200%
Direxion Daily Junior Gold Miners Index Bear 2X Shares		-200%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	MVIS Global Junior Gold Miners Index	200%

180

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Funds	Index or Benchmark	Daily Target
Direxion Daily LLY Bear 1X Shares		-100%
Direxion Daily LLY Bull 2X Shares	Common shares of Eli Lilly and Company	200%
Direxion Daily LMT Bear 1X ETF		-100%
Direxion Daily LMT Bull 2X ETF	Common shares of Lockheed Martin Corp.	200%
Direxion Daily Magnificent 7 Bear 1X Shares		-100%
Direxion Daily Magnificent 7 Bull 2X Shares	Indxx Magnificent 7 Index	200%
Direxion Daily META Bear 1X Shares		-100%
Direxion Daily META Bull 2X Shares	Common shares of META Platforms, Inc.	200%
Direxion Daily MSCI Brazil Bull 2X Shares	MSCI Brazil 25/50 Index	200%
Direxion Daily MSCI India Bull 2X Shares	MSCI India Index	200%
Direxion Daily MSFT Bear 1X Shares		-100%
Direxion Daily MSFT Bull 2X Shares	Common shares of Microsoft Corp.	200%
Direxion Daily MU Bear 1X Shares		-100%
Direxion Daily MU Bull 2X Shares	Common shares of Micron Technology, Inc.	200%
Direxion Daily NFLX Bear 1X Shares		-100%
Direxion Daily NFLX Bull 2X Shares	Common shares of Netflix, Inc.	200%
Direxion Daily NVDA Bear 1X Shares		-100%
Direxion Daily NVDA Bull 2X Shares	Common shares of NVIDIA Corp.	200%
Direxion Daily NYSE FANG+ Bull 2X Shares	NYSE FANG+ Index	200%
Direxion Daily PANW Bear 1X Shares		-100%
Direxion Daily PANW Bull 2X Shares	Common shares of Palo Alto Networks, Inc.	200%
Direxion Daily PLTR Bear 1X Shares		-100%
Direxion Daily PLTR Bull 2X Shares	Common shares of Palantir Technologies, Inc.	200%
Direxion Daily QCOM Bear 1X ETF		-100%
Direxion Daily QCOM Bull 2X ETF	Common shares of QUALCOMM, Inc.	200%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Indxx Global Robotics and Artificial Intelligence Thematic Index	200%
Direxion Daily S&P 500® Bear 1X Shares		-100%
Direxion Daily S&P 500® Bull 2X Shares	S&P 500® Index	200%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares		-200%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	S&P Oil & Gas Exploration & Production Select Industry Index	200%
Direxion Daily Semiconductors Top 5 Bear 2X ETF		-200%
Direxion Daily Semiconductors Top 5 Bull 2X ETF	NYSE Semiconductor Top 5 Equal Weight Index	200%
Direxion Daily SHOP Bear 1X ETF		-100%
Direxion Daily SHOP Bull 2X ETF	Class A shares of Shopify, Inc.	200%
Direxion Daily Technology Top 5 Bear 2X ETF		-200%
Direxion Daily Technology Top 5 Bull 2X ETF	S&P 500® Information Technology Top 5 Equal Capped Index	200%
Direxion Daily TSLA Bear 1X Shares		-100%
Direxion Daily TSLA Bull 2X Shares	Common shares of Tesla, Inc.	200%
Direxion Daily TSM Bear 1X Shares		-100%
Direxion Daily TSM Bull 2X Shares	Common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	200%
Direxion Daily Uranium Industry Bull 2X Shares	Solactive United States Uranium and Nuclear Energy ETF Select Index	200%
Direxion Daily XOM Bear 1X Shares		-100%
Direxion Daily XOM Bull 2X Shares	Common shares of Exxon Mobil Corp.	200%

*
Effective September 19, 2025, Direxion Daily Gold Miners Index Bull 2X Shares and Direxion Daily Gold Miners Index Bear 2X Shares changed their benchmark index from NYSE Arca Gold Miners Index to MarketVector Global Gold Miners Index.

181

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities, swap or futures contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Fund’s pricing service does not provide a valuation for such securities; c) the Fund’s pricing service provides a valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.
b) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.
In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

182

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their investment objectives.
Accounting Standards Update No. 2013-01, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815, “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.
For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of October 31, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.
In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related

183

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
contingent features at October 31, 2025 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.
Description: Swap Contract
Counterparty: Bank of America Merrill Lynch

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X Shares	$—	$—	$—	$—	$64,489	$—	$64,489[1]	$—
Direxion Daily AAPL Bull 2X Shares	2,115,555	—	2,115,555[1]	—	—	—	—	—
Direxion Daily AI and Big Data Bull 2X Shares	—	—	—	—	10,380	—	10,380[1]	—
Direxion Daily AMD Bear 1X Shares	—	—	—	—	1,815,104	—	1,815,104[1]	—
Direxion Daily AMD Bull 2X Shares	9,956,635	—	9,850,000	106,635	—	—	—	—
Direxion Daily AMZN Bear 1X Shares	—	—	—	—	295,092	—	295,092[1]	—
Direxion Daily AMZN Bull 2X Shares	37,416,208	—	90,000	37,326,208	—	—	—	—
Direxion Daily AVGO Bear 1X Shares	—	—	—	—	86,758	—	86,758[1]	—
Direxion Daily AVGO Bull 2X Shares	1,982,307	—	1,982,307[1]	—	—	—	—	—
Direxion Daily BA Bear 1X Shares	—	—	—	—	36,376	—	36,376[1]	—
Direxion Daily BA Bull 2X Shares	103,350	—	103,350[1]	—	—	—	—	—
Direxion Daily BRKB Bear 1X Shares	20,907	—	—	20,907	—	—	—	—
Direxion Daily BRKB Bull 2X Shares	—	—	—	—	1,819,343	—	1,819,343[1]	—
Direxion Daily Crypto Industry Bear 1X Shares	—	—	—	—	36,323	—	36,323[1]	—
Direxion Daily CSCO Bear 1X ETF	—	—	—	—	79,837	—	79,837[1]	—
Direxion Daily CSCO Bull 2X ETF	147,575	—	140,000	7,575	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	12,406,951	—	12,406,951[1]	—	—	—	—	—
Direxion Daily F Bear 1X ETF	—	—	—	—	41,185	—	41,185[1]	—
Direxion Daily F Bull 2X ETF	194,265	—	194,265[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	10,834,362	—	10,834,362[1]	—
Direxion Daily Gold Miners Index Bull 2X Shares	109,271,387	—	109,271,387[1]	—	—	—	—	—
Direxion Daily GOOGL Bear 1X Shares	—	—	—	—	358,760	—	358,760[1]	—
Direxion Daily GOOGL Bull 2X Shares	163,599,480	—	163,599,480[1]	—	—	—	—	—

184

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily LLY Bear 1X Shares	$—	$—	$—	$—	$2,358	$—	$2,358[1]	$—
Direxion Daily LLY Bull 2X Shares	209,636	—	170,000	39,636	—	—	—	—
Direxion Daily LMT Bear 1X ETF	—	—	—	—	23,990	—	23,990[1]	—
Direxion Daily LMT Bull 2X ETF	130,469	—	130,000	469	—	—	—	—
Direxion Daily Magnificent 7 Bull 2X Shares	3,189,050	—	2,910,000	279,050	—	—	—	—
Direxion Daily META Bear 1X Shares	377,792	—	310,000	67,792	—	—	—	—
Direxion Daily META Bull 2X Shares	—	—	—	—	1,516,629	—	1,516,629[1]	—
Direxion Daily MSCI India Bull 2X Shares	1,121,705	—	1,121,705[1]	—	—	—	—	—
Direxion Daily MSFT Bear 1X Shares	—	—	—	—	36,670	—	36,670[1]	—
Direxion Daily MSFT Bull 2X Shares	1,483,204	—	1,483,204[1]	—	—	—	—	—
Direxion Daily MU Bear 1X Shares	—	—	—	—	482,447	—	482,447[1]	—
Direxion Daily MU Bull 2X Shares	15,424,125	—	15,424,125[1]	—	—	—	—	—
Direxion Daily NFLX Bear 1X Shares	228,708	—	228,708[1]	—	—	—	—	—
Direxion Daily NFLX Bull 2X Shares	—	—	—	—	2,283,064	—	2,283,064[1]	—
Direxion Daily NVDA Bear 1X Shares	—	—	—	—	723,879	—	723,879[1]	—
Direxion Daily NVDA Bull 2X Shares	25,821,148	—	25,821,148[1]	—	—	—	—	—
Direxion Daily NYSE FANG+ Bull 2X Shares	10,731,755	—	10,430,000	301,755	—	—	—	—
Direxion Daily PANW Bear 1X Shares	—	—	—	—	308,020	—	308,020[1]	—
Direxion Daily PANW Bull 2X Shares	1,534,317	—	1,440,000	94,317	—	—	—	—
Direxion Daily PLTR Bear 1X Shares	—	—	—	—	1,464,006	—	1,464,006[1]	—
Direxion Daily PLTR Bull 2X Shares	45,527,415	—	39,030,000	6,497,415	—	—	—	—
Direxion Daily QCOM Bear 1X ETF	—	—	—	—	94,491	—	94,491[1]	—
Direxion Daily QCOM Bull 2X ETF	164,951	—	120,000	44,951	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	626,230	—	626,230[1]	—	—	—	—	—

185

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	$—	$—	$—	$—	$3,888,107	$—	$3,888,107[1]	$—
Direxion Daily Semiconductors Top 5 Bull 2X ETF	—	—	—	—	6,323	—	6,323[1]	—
Direxion Daily SHOP Bear 1X ETF	—	—	—	—	39,537	—	39,537[1]	—
Direxion Daily SHOP Bull 2X ETF	725,956	—	725,956[1]	—	—	—	—	—
Direxion Daily Technology Top 5 Bear 2X ETF	—	—	—	—	19,510	—	19,510[1]	—
Direxion Daily Technology Top 5 Bull 2X ETF	33,499	—	33,499[1]	—	—	—	—	—
Direxion Daily TSLA Bear 1X Shares	—	—	—	—	647,159	—	647,159[1]	—
Direxion Daily TSLA Bull 2X Shares	176,870,412	—	74,420,000	102,450,412	—	—	—	—
Direxion Daily TSM Bear 1X Shares	—	—	—	—	258,261	—	258,261[1]	—
Direxion Daily TSM Bull 2X Shares	14,908,270	—	14,908,270[1]	—	—	—	—	—
Direxion Daily Uranium Industry Bull 2X Shares	2,007,499	—	2,007,499[1]	—	—	—	—	—
Direxion Daily XOM Bear 1X Shares	—	—	—	—	31,105	—	31,105[1]	—
Direxion Daily XOM Bull 2X Shares	41,054	—	—	41,054	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: BNP Paribas

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily AAPL Bear 1X Shares	$—	$—	$—	$—	$536,511	$—	$536,511[1]	$—
Direxion Daily AAPL Bull 2X Shares	2,012,009	—	1,970,000	42,009	—	—	—	—
Direxion Daily AMD Bull 2X Shares	—	—	—	—	122	—	—	122
Direxion Daily CSI China Internet Index Bull 2X Shares	7,927,237	—	7,927,237[1]	—	—	—	—	—

186

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily Energy Bear 2X Shares	$6,095	$—	$—	$6,095	$—	$—	$—	$—
Direxion Daily Energy Bull 2X Shares	6,368,193	—	5,880,000	488,193	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	6,832,185	—	6,832,185[1]	—
Direxion Daily Gold Miners Index Bull 2X Shares	72,899,130	—	72,899,130[1]	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	7,623,756	—	7,623,756[1]	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	53,248,171	—	53,248,171[1]	—	—	—	—	—
Direxion Daily META Bull 2X Shares	—	—	—	—	247,447	—	247,447[1]	—
Direxion Daily MSCI Brazil Bull 2X Shares	5,675,516	—	5,550,000	125,516	—	—	—	—
Direxion Daily MU Bull 2X Shares	13,721,124	—	13,721,124[1]	—	—	—	—	—
Direxion Daily NVDA Bear 1X Shares	—	—	—	—	375,998	—	375,998[1]	—
Direxion Daily NVDA Bull 2X Shares	16,491,698	—	16,491,698[1]	—	—	—	—	—
Direxion Daily NYSE FANG+ Bull 2X Shares	239,270	—	210,000	29,270	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	2,403,987	—	2,403,987[1]	—
Direxion Daily Semiconductors Top 5 Bear 2X ETF	—	—	—	—	224,873	—	224,873[1]	—
Direxion Daily Semiconductors Top 5 Bull 2X ETF	291,126	—	290,000	1,126	—	—	—	—
Direxion Daily TSLA Bear 1X Shares	—	—	—	—	3,752,355	—	3,752,355[1]	—
Direxion Daily TSLA Bull 2X Shares	74,681,760	—	58,360,000	16,321,760	—	—	—	—
Direxion Daily TSM Bear 1X Shares	—	—	—	—	246,554	—	246,554[1]	—
Direxion Daily TSM Bull 2X Shares	16,276,030	—	16,276,030[1]	—	—	—	—	—
Direxion Daily Uranium Industry Bull 2X Shares	2,766,418	—	2,766,418[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

187

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
Description: Swap Contract
Counterparty: Barclays

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily AAPL Bear 1X Shares	$—	$—	$—	$—	$145,866	$—	$145,866[1]	$—
Direxion Daily AAPL Bull 2X Shares	174,362	—	174,362[1]	—	—	—	—	—
Direxion Daily AI and Big Data Bull 2X Shares	3,103,294	—	3,090,000	13,294	—	—	—	—
Direxion Daily AMD Bear 1X Shares	16,140	—	—	16,140	—	—	—	—
Direxion Daily AMD Bull 2X Shares	2,876,459	—	1,290,000	1,586,459	—	—	—	—
Direxion Daily AMZN Bull 2X Shares	4,495,692	—	—	4,495,692	—	—	—	—
Direxion Daily AVGO Bear 1X Shares	—	—	—	—	522,294	—	522,294[1]	—
Direxion Daily AVGO Bull 2X Shares	15,514,598	—	15,514,598[1]	—	—	—	—	—
Direxion Daily BA Bear 1X Shares	—	—	—	—	34,716	—	—	34,716
Direxion Daily BA Bull 2X Shares	160,873	—	140,000	20,873	—	—	—	—
Direxion Daily Biotech Top 5 Bull 2X ETF	143,338	—	—	143,338	—	—	—	—
Direxion Daily BRKB Bear 1X Shares	27,593	—	—	27,593	—	—	—	—
Direxion Daily BRKB Bull 2X Shares	—	—	—	—	2,446,678	—	2,446,678[1]	—
Direxion Daily Crypto Industry Bear 1X Shares	—	—	—	—	280,936	—	280,936[1]	—
Direxion Daily Crypto Industry Bull 2X Shares	969,021	—	969,021[1]	—	—	—	—	—
Direxion Daily CSCO Bear 1X ETF	—	—	—	—	9,321	—	—	9,321
Direxion Daily CSCO Bull 2X ETF	88,234	—	—	88,234	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	3,487,623	—	3,487,623[1]	—	—	—	—	—
Direxion Daily Energy Bear 2X Shares	13,270	—	—	13,270	—	—	—	—
Direxion Daily Energy Bull 2X Shares	2,758,189	—	2,230,000	528,189	—	—	—	—
Direxion Daily Energy Top 5 Bull 2X ETF	—	—	—	—	43,867	—	43,867[1]	—
Direxion Daily F Bear 1X ETF	—	—	—	—	93,949	—	93,949[1]	—
Direxion Daily F Bull 2X ETF	168,735	—	—	168,735	—	—	—	—
Direxion Daily GOOGL Bull 2X Shares	75,330,698	—	75,330,698[1]	—	—	—	—	—
Direxion Daily LLY Bear 1X Shares	—	—	—	—	132,666	—	132,666[1]	—

188

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily LLY Bull 2X Shares	$3,421,696	$—	$3,140,000	$281,696	$—	$—	$—	$—
Direxion Daily LMT Bear 1X ETF	—	—	—	—	41,175	—	—	41,175
Direxion Daily LMT Bull 2X ETF	343,038	—	343,038[1]	—	—	—	—	—
Direxion Daily Magnificent 7 Bear 1X Shares	—	—	—	—	1,101,260	—	1,101,260[1]	—
Direxion Daily Magnificent 7 Bull 2X Shares	11,427,240	—	10,460,000	967,240	—	—	—	—
Direxion Daily META Bear 1X Shares	140,446	—	—	140,446	—	—	—	—
Direxion Daily META Bull 2X Shares	—	—	—	—	16,194,807	—	16,194,807[1]	—
Direxion Daily MSCI Brazil Bull 2X Shares	2,185,946	—	2,185,946[1]	—	—	—	—	—
Direxion Daily MSCI India Bull 2X Shares	—	—	—	—	606,033	—	606,033[1]	—
Direxion Daily MSFT Bull 2X Shares	7,364,588	—	7,364,588[1]	—	—	—	—	—
Direxion Daily MU Bear 1X Shares	—	—	—	—	1,482,063	—	1,482,063[1]	—
Direxion Daily MU Bull 2X Shares	21,948,307	—	21,948,307[1]	—	—	—	—	—
Direxion Daily NFLX Bear 1X Shares	45,415	—	—	45,415	—	—	—	—
Direxion Daily NFLX Bull 2X Shares	—	—	—	—	726,132	—	726,132[1]	—
Direxion Daily NVDA Bear 1X Shares	—	—	—	—	722,246	—	722,246[1]	—
Direxion Daily NVDA Bull 2X Shares	61,894,609	—	61,894,609[1]	—	—	—	—	—
Direxion Daily NYSE FANG+ Bull 2X Shares	4,291,528	—	4,090,000	201,528	—	—	—	—
Direxion Daily PANW Bear 1X Shares	—	—	—	—	33,227	—	33,227[1]	—
Direxion Daily PANW Bull 2X Shares	1,760,869	—	1,760,869[1]	—	—	—	—	—
Direxion Daily PLTR Bear 1X Shares	—	—	—	—	3,454,836	—	3,454,836[1]	—
Direxion Daily PLTR Bull 2X Shares	101,290,857	—	87,010,000	14,280,857	—	—	—	—
Direxion Daily QCOM Bear 1X ETF	—	—	—	—	9,737	—	9,737[1]	—
Direxion Daily QCOM Bull 2X ETF	232,200	—	—	232,200	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	3,135,616	—	2,900,000	235,616	—	—	—	—

189

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily S&P 500® Bear 1X Shares	$—	$—	$—	$—	$3,695,131	$—	$3,695,131[1]	$—
Direxion Daily Semiconductors Top 5 Bear 2X ETF	—	—	—	—	164,321	—	164,321[1]	—
Direxion Daily Semiconductors Top 5 Bull 2X ETF	454,511	—	—	454,511	—	—	—	—
Direxion Daily SHOP Bear 1X ETF	—	—	—	—	85,462	—	85,462[1]	—
Direxion Daily SHOP Bull 2X ETF	449,235	—	449,235[1]	—	—	—	—	—
Direxion Daily Technology Top 5 Bear 2X ETF	—	—	—	—	63,346	—	63,346[1]	—
Direxion Daily Technology Top 5 Bull 2X ETF	43,003	—	—	43,003	—	—	—	—
Direxion Daily TSLA Bear 1X Shares	—	—	—	—	2,019,178	—	2,019,178[1]	—
Direxion Daily TSLA Bull 2X Shares	736,671,913	—	657,360,000	79,311,913	—	—	—	—
Direxion Daily Uranium Industry Bull 2X Shares	—	—	—	—	29,201	—	29,201[1]	—
Direxion Daily XOM Bear 1X Shares	—	—	—	—	15,992	—	—	15,992
Direxion Daily XOM Bull 2X Shares	37,476	—	—	37,476	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Citibank N.A.

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily AAPL Bear 1X Shares	$—	$—	$—	$—	$1,252,984	$—	$1,252,984[1]	$—
Direxion Daily AAPL Bull 2X Shares	26,907,631	—	26,907,631[1]	—	—	—	—	—
Direxion Daily AI and Big Data Bull 2X Shares	2,408,053	—	2,246,000	162,053	—	—	—	—
Direxion Daily AMD Bear 1X Shares	—	—	—	—	1,870,336	—	1,870,336[1]	—
Direxion Daily AMD Bull 2X Shares	9,014,309	—	8,892,000	122,309	—	—	—	—
Direxion Daily AMZN Bear 1X Shares	—	—	—	—	99,777	—	99,777[1]	—

190

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily AMZN Bull 2X Shares	$29,681,134	$—	$14,319,001	$15,362,133	$—	$—	$—	$—
Direxion Daily AVGO Bear 1X Shares	—	—	—	—	380,754	—	380,754[1]	—
Direxion Daily AVGO Bull 2X Shares	6,344,629	—	6,344,629[1]	—	—	—	—	—
Direxion Daily BA Bear 1X Shares	154,889	—	154,889[1]	—	—	—	—	—
Direxion Daily BA Bull 2X Shares	—	—	—	—	154,211	—	154,211[1]	—
Direxion Daily Biotech Top 5 Bull 2X ETF	132,376	—	—	132,376	—	—	—	—
Direxion Daily BRKB Bear 1X Shares	83,520	—	62,000	21,520	—	—	—	—
Direxion Daily BRKB Bull 2X Shares	—	—	—	—	1,459,128	—	1,459,128[1]	—
Direxion Daily Crypto Industry Bull 2X Shares	434,348	—	434,348[1]	—	—	—	—	—
Direxion Daily CSCO Bear 1X ETF	—	—	—	—	48,492	—	48,492[1]	—
Direxion Daily CSCO Bull 2X ETF	62,395	—	56,000	6,395	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	28,897,437	—	28,897,437[1]	—	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	21,649,862	—	21,649,862[1]	—	—	—	—	—
Direxion Daily Energy Top 5 Bull 2X ETF	—	—	—	—	55,486	—	55,486[1]	—
Direxion Daily F Bear 1X ETF	—	—	—	—	18,980	—	18,980[1]	—
Direxion Daily F Bull 2X ETF	362,462	—	351,000	11,462	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	18,409,505	—	18,409,505[1]	—
Direxion Daily Gold Miners Index Bull 2X Shares	80,005,271	—	80,005,271[1]	—	—	—	—	—
Direxion Daily GOOGL Bear 1X Shares	—	—	—	—	551,568	—	551,568[1]	—
Direxion Daily GOOGL Bull 2X Shares	90,927,167	—	90,927,167[1]	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	173,673	—	173,673[1]	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	—	—	—	17,142,537	—	17,142,537[1]	—
Direxion Daily LLY Bear 1X Shares	2,335	—	2,335[1]	—	—	—	—	—
Direxion Daily LLY Bull 2X Shares	138,438	—	102,000	36,438	—	—	—	—
Direxion Daily LMT Bear 1X ETF	—	—	—	—	58,348	—	58,348[1]	—

191

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily LMT Bull 2X ETF	$149,243	$—	$130,000	$19,243	$—	$—	$—	$—
Direxion Daily META Bear 1X Shares	226,840	—	152,000	74,840	—	—	—	—
Direxion Daily META Bull 2X Shares	—	—	—	—	11,806,108	—	11,806,108[1]	—
Direxion Daily MSCI India Bull 2X Shares	—	—	—	—	681,434	—	681,434[1]	—
Direxion Daily MSFT Bear 1X Shares	180,885	—	101,000	79,885	—	—	—	—
Direxion Daily MSFT Bull 2X Shares	55,796	—	55,796[1]	—	—	—	—	—
Direxion Daily MU Bear 1X Shares	—	—	—	—	68,231	—	68,231[1]	—
Direxion Daily MU Bull 2X Shares	1,860,919	—	1,860,919[1]	—	—	—	—	—
Direxion Daily NFLX Bear 1X Shares	42,146	—	42,146[1]	—	—	—	—	—
Direxion Daily NFLX Bull 2X Shares	—	—	—	—	950,082	—	950,082[1]	—
Direxion Daily NVDA Bear 1X Shares	—	—	—	—	139,200	—	139,200[1]	—
Direxion Daily NVDA Bull 2X Shares	6,223,414	—	6,223,414[1]	—	—	—	—	—
Direxion Daily PANW Bear 1X Shares	—	—	—	—	44,082	—	44,082[1]	—
Direxion Daily PANW Bull 2X Shares	495,788	—	463,000	32,788	—	—	—	—
Direxion Daily PLTR Bear 1X Shares	—	—	—	—	1,071,152	—	1,071,152[1]	—
Direxion Daily PLTR Bull 2X Shares	3,922,815	—	2,775,000	1,147,815	—	—	—	—
Direxion Daily QCOM Bear 1X ETF	—	—	—	—	35,442	—	35,442[1]	—
Direxion Daily QCOM Bull 2X ETF	229,472	—	187,000	42,472	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	433,051	—	256,001	177,050	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	1,989,977	—	1,989,977[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	2,254,680	—	2,254,680[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	2,317,095	—	1,881,001	436,094	—	—	—	—
Direxion Daily SHOP Bear 1X ETF	—	—	—	—	11,118	—	11,118[1]	—
Direxion Daily SHOP Bull 2X ETF	484,629	—	484,629[1]	—	—	—	—	—

192

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily Technology Top 5 Bear 2X ETF	$—	$—	$—	$—	$67,673	$—	$67,673[1]	$—
Direxion Daily Technology Top 5 Bull 2X ETF	33,564	—	—	33,564	—	—	—	—
Direxion Daily TSLA Bear 1X Shares	—	—	—	—	52,931	—	52,931[1]	—
Direxion Daily TSLA Bull 2X Shares	868,147,853	—	797,427,000	70,720,853	—	—	—	—
Direxion Daily TSM Bear 1X Shares	—	—	—	—	11,585	—	11,585[1]	—
Direxion Daily TSM Bull 2X Shares	6,904,526	—	6,904,526[1]	—	—	—	—	—
Direxion Daily XOM Bear 1X Shares	—	—	—	—	35,688	—	35,688[1]	—
Direxion Daily XOM Bull 2X Shares	19,493	—	—	19,493	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contracts
Counterparty: Goldman Sachs

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily AAPL Bear 1X Shares	$—	$—	$—	$—	$98,711	$—	$98,711[1]	$—
Direxion Daily AAPL Bull 2X Shares	62,116,272	—	62,116,272[1]	—	—	—	—	—
Direxion Daily AI and Big Data Bear 2X Shares	—	—	—	—	137,531	—	137,531[1]	—
Direxion Daily AI and Big Data Bull 2X Shares	4,708,546	—	4,690,000	18,546	—	—	—	—
Direxion Daily AMD Bear 1X Shares	—	—	—	—	564,209	—	564,209[1]	—
Direxion Daily AMD Bull 2X Shares	4,605,529	—	4,539,000	66,529	—	—	—	—
Direxion Daily AMZN Bear 1X Shares	—	—	—	—	186,535	—	186,535[1]	—
Direxion Daily AVGO Bear 1X Shares	—	—	—	—	54,548	—	54,548[1]	—
Direxion Daily AVGO Bull 2X Shares	—	—	—	—	671,849	—	671,849[1]	—
Direxion Daily BA Bear 1X Shares	22,883	—	—	22,883	—	—	—	—

193

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily BA Bull 2X Shares	$—	$—	$—	$—	$643,032	$—	$643,032[1]	$—
Direxion Daily BRKB Bear 1X Shares	48,107	—	—	48,107	—	—	—	—
Direxion Daily BRKB Bull 2X Shares	—	—	—	—	1,086,428	—	1,086,428[1]	—
Direxion Daily Crypto Industry Bull 2X Shares	—	—	—	—	3,645	—	3,645[1]	—
Direxion Daily CSCO Bear 1X ETF	—	—	—	—	14,876	—	14,876[1]	—
Direxion Daily CSCO Bull 2X ETF	112,259	—	—	112,259	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	2,680,689	—	2,680,689[1]	—	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	15,615,298	—	15,615,298[1]	—	—	—	—	—
Direxion Daily F Bear 1X ETF	—	—	—	—	88,107	—	88,107[1]	—
Direxion Daily F Bull 2X ETF	243,552	—	—	243,552	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	86,280,545	—	86,280,545[1]	—	—	—	—	—
Direxion Daily GOOGL Bull 2X Shares	28,899,387	—	28,899,387[1]	—	—	—	—	—
Direxion Daily LLY Bear 1X Shares	—	—	—	—	286,228	—	286,228[1]	—
Direxion Daily LLY Bull 2X Shares	3,382,481	—	3,080,000	302,481	—	—	—	—
Direxion Daily LMT Bear 1X ETF	—	—	—	—	82,714	—	82,714[1]	—
Direxion Daily LMT Bull 2X ETF	337,207	—	—	337,207	—	—	—	—
Direxion Daily Magnificent 7 Bear 1X Shares	—	—	—	—	773,976	—	773,976[1]	—
Direxion Daily Magnificent 7 Bull 2X Shares	4,781,087	—	4,150,000	631,087	—	—	—	—
Direxion Daily META Bear 1X Shares	224,160	—	—	224,160	—	—	—	—
Direxion Daily META Bull 2X Shares	—	—	—	—	30,134,644	—	30,134,644[1]	—
Direxion Daily MSFT Bear 1X Shares	6,920	—	—	6,920	—	—	—	—
Direxion Daily MSFT Bull 2X Shares	—	—	—	—	3,548,310	—	3,548,310[1]	—
Direxion Daily MU Bear 1X Shares	—	—	—	—	498,940	—	498,940[1]	—
Direxion Daily MU Bull 2X Shares	19,142,576	—	19,142,576[1]	—	—	—	—	—
Direxion Daily NFLX Bear 1X Shares	206,354	—	206,354[1]	—	—	—	—	—
Direxion Daily NFLX Bull 2X Shares	—	—	—	—	1,168,620	—	1,168,620[1]	—

194

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily NVDA Bear 1X Shares	$—	$—	$—	$—	$709,080	$—	$709,080[1]	$—
Direxion Daily NVDA Bull 2X Shares	26,474,505	—	26,474,505[1]	—	—	—	—	—
Direxion Daily PANW Bear 1X Shares	—	—	—	—	15,211	—	15,211[1]	—
Direxion Daily PANW Bull 2X Shares	188,444	—	—	188,444	—	—	—	—
Direxion Daily PLTR Bear 1X Shares	—	—	—	—	50,411	—	50,411[1]	—
Direxion Daily PLTR Bull 2X Shares	23,020,750	—	17,120,000	5,900,750	—	—	—	—
Direxion Daily QCOM Bear 1X ETF	—	—	—	—	165,923	—	165,923[1]	—
Direxion Daily QCOM Bull 2X ETF	334,609	—	—	334,609	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	5,901,536	—	5,690,000	211,536	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	1,623,908	—	1,623,908[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	574,634	—	130,000	444,634	—	—	—	—
Direxion Daily SHOP Bear 1X ETF	—	—	—	—	213,808	—	213,808[1]	—
Direxion Daily SHOP Bull 2X ETF	—	—	—	—	57,591	—	57,591[1]	—
Direxion Daily TSLA Bear 1X Shares	—	—	—	—	4,521,099	—	4,521,099[1]	—
Direxion Daily TSLA Bull 2X Shares	132,458,831	—	132,458,831[1]	—	—	—	—	—
Direxion Daily TSM Bear 1X Shares	—	—	—	—	36,197	—	36,197[1]	—
Direxion Daily TSM Bull 2X Shares	6,389,390	—	6,389,390[1]	—	—	—	—	—
Direxion Daily Uranium Industry Bull 2X Shares	6,083,783	—	6,083,783[1]	—	—	—	—	—
Direxion Daily XOM Bear 1X Shares	—	—	—	—	289	—	289[1]	—
Direxion Daily XOM Bull 2X Shares	92,354	—	—	92,354	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

195

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
Description: Swap Contract
Counterparty: J.P. Morgan

	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
Fund Name		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily AI and Big Data Bear 2X Shares	$—	$—	$—	$—	$293,552	$—	$293,552[1]	$—
Direxion Daily CSI 300 China A Share Bull 2X Shares	3,511,174	—	3,511,174[1]	—	—	—	—	—
Direxion Daily Energy Bear 2X Shares	—	—	—	—	139,781	—	139,781[1]	—
Direxion Daily Energy Bull 2X Shares	—	—	—	—	161,439	—	161,439[1]	—
Direxion Daily Gold Miners Index Bear 2X Shares	5,209,052	—	4,610,000	599,052	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	—	—	—	—	31,186,154	—	31,186,154[1]	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	5,921,378	—	5,921,378[1]	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	96,071,169	—	96,071,169[1]	—	—	—	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	16,259,532	—	15,990,000	269,532	—	—	—	—
Direxion Daily NYSE FANG+ Bull 2X Shares	17,909,425	—	17,640,000	269,425	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	5,479,502	—	5,240,000	239,502	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	594,012	—	594,012[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	804,297	—	670,000	134,297	—	—	—	—
Direxion Daily TSLA Bull 2X Shares	394,874,143	—	327,940,000	66,934,143	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

196

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
Description: Swap Contract
Counterparty: Nomura

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily AMD Bull 2X Shares	$7,077,940	$—	$6,960,000	$117,940	$—	$—	$—	$—
Direxion Daily AVGO Bull 2X Shares	10,023,435	—	10,023,435[1]	—	—	—	—	—
Direxion Daily BA Bull 2X Shares	—	—	—	—	729,278	—	729,278[1]	—
Direxion Daily F Bull 2X ETF	—	—	—	—	25,648	—	25,648[1]	—
Direxion Daily MU Bear 1X Shares	—	—	—	—	390,988	—	390,988[1]	—
Direxion Daily MU Bull 2X Shares	15,082,109	—	15,082,109[1]	—	—	—	—	—
Direxion Daily NFLX Bull 2X Shares	—	—	—	—	425,431	—	425,431[1]	—
Direxion Daily NVDA Bull 2X Shares	36,123,664	—	36,123,664[1]	—	—	—	—	—
Direxion Daily PLTR Bull 2X Shares	37,955,145	—	37,955,145[1]	—	—	—	—	—
Direxion Daily SHOP Bull 2X ETF	2,693	—	—	2,693	—	—	—	—
Direxion Daily TSLA Bull 2X Shares	882,413,195	—	811,290,000	71,123,195	—	—	—	—
Direxion Daily TSM Bull 2X Shares	10,835,156	—	10,835,156[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: UBS Securities LLC

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily CSI 300 China A Share Bull 2X Shares	$1,908,170	$—	$1,908,170[1]	$—	$—	$—	$—	$—
Direxion Daily CSI China Internet Index Bull 2X Shares	23,990,225	—	23,990,225[1]	—	—	—	—	—
Direxion Daily Energy Bear 2X Shares	481,182	—	480,000	1,182	—	—	—	—
Direxion Daily Energy Bull 2X Shares	232,710	—	—	232,710	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	4,142,333	—	3,550,000	592,333	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	—	—	—	—	14,996,455	—	14,996,455[1]	—

197

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily Junior Gold Miners Index Bear 2X Shares	$—	$—	$—	$—	$10,126,594	$—	$10,126,594[1]	$—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	118,306,150	—	118,306,150[1]	—	—	—	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	11,773,500	—	11,560,000	213,500	—	—	—	—
Direxion Daily MSCI India Bull 2X Shares	—	—	—	—	627,212	—	627,212[1]	—
Direxion Daily NYSE FANG+ Bull 2X Shares	10,638,361	—	7,380,000	3,258,361	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	873,519	—	760,000	113,519	—	—	—	—
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	—	445,097	—	445,097[1]	—
Direxion Daily S&P 500® Bull 2X Shares	23,978,876	—	23,650,000	328,876	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—	1,457,048	—	1,457,048[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	3,806,066	—	3,380,000	426,066	—	—	—	—
Direxion Daily Uranium Industry Bull 2X Shares	1,687,667	—	1,687,667[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.
d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms

198

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of futures or options contracts during the period ended October 31, 2025.
e) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
f) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.
g) Securities Lending – Each Fund may lend up to 33 1∕3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to borrower and net of fees paid to the lending agent. The amount of fees depends on a number of factors including the security type and the length of the loan. In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. No more than 99% of the value of any security may be on loan at any time.
As of October 31, 2025, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished, if required.
As of October 31, 2025, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Daily AI and Big Data Bull 2X Shares	$527,697	$245,929	$313,812	$559,741
Direxion Daily Crypto Industry Bull 2X Shares	983,401	185,498	818,864	1,004,362
Direxion Daily CSI 300 China A Share Bull 2X Shares	20,167,725	20,600,820	—	20,600,820
Direxion Daily Gold Miners Index Bull 2X Shares	233,561,540	199,023,995	39,486,061	238,510,056
Direxion Daily Junior Gold Miners Index Bull 2X Shares	68,302,135	56,137,535	13,691,982	69,829,517

199

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Daily MSCI Brazil Bull 2X Shares	32,128,304	32,852,614	—	32,852,614
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	18,703	19,127	—	19,127
Direxion Daily S&P 500® Bull 2X Shares	118,861	—	122,478	122,478
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	17,309,478	3,033,736	14,650,486	17,684,222
Direxion Daily Uranium Industry Bull 2X Shares	16,580,909	16,955,703	—	16,955,703

h) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.
The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. Certain Funds paid this excise tax during the period ended October 31, 2025, which is disclosed on the Statements of Operations.
i) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.
The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets.
j) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
k) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions paid during the periods ended October 31, 2025 and October 31, 2024 are presented in the following table. The tax character of distributions to shareholders made during the period may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Year/Period Ended October 31, 2025			Year/Period Ended October 31, 2024
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily AAPL Bear 1X Shares	$947,241	$ —	$ —	$1,242,145	$ —	$ —
Direxion Daily AAPL Bull 2X Shares	14,985,478	—	—	2,167,326	—	—

200

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Year/Period Ended October 31, 2025			Year/Period Ended October 31, 2024
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily AI and Big Data Bear 2X Shares[2]	$64,893	$—	$—	$44,131	$—	$—
Direxion Daily AI and Big Data Bull 2X Shares[2]	162,753	—	—	9,347	—	—
Direxion Daily AMD Bear 1X Shares[9]	100,915	—	—	—	—	—
Direxion Daily AMD Bull 2X Shares[9]	245,544	—	—	—	—	—
Direxion Daily AMZN Bear 1X Shares	172,506	—	—	146,986	—	—
Direxion Daily AMZN Bull 2X Shares	9,118,355	—	—	3,785,145	—	—
Direxion Daily AVGO Bear 1X Shares[7]	213,945	—	—	—	—	—
Direxion Daily AVGO Bull 2X Shares[7]	1,379,947	—	—	—	—	—
Direxion Daily BA Bear 1X Shares[11]	41,145	—	—	—	—	—
Direxion Daily BA Bull 2X Shares[11]	82,462	—	—	—	—	—
Direxion Daily Biotech Top 5 Bull 2X ETF[15]	—	—	—	—	—	—
Direxion Daily BRKB Bear 1X Shares[8]	84,044	—	2,178	—	—	—
Direxion Daily BRKB Bull 2X Shares[8]	830,521	—	—	—	—	—
Direxion Daily Crypto Industry Bear 1X Shares[5]	97,705	—	—	30,915	—	—
Direxion Daily Crypto Industry Bull 2X Shares[5]	11,624	—	—	6,824	—	—
Direxion Daily CSCO Bear 1X ETF[12]	22,714	—	—	—	—	—
Direxion Daily CSCO Bull 2X ETF[12]	30,887	—	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	6,074,340	—	—	1,878,464	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	8,459,780	—	1,593,794	8,794,646	—	—
Direxion Daily Energy Bear 2X Shares	596,014	—	—	946,237	—	—
Direxion Daily Energy Bull 2X Shares	6,337,455	—	—	9,671,962	—	—
Direxion Daily Energy Top 5 Bull 2X ETF[15]	—	—	—	—	—	—
Direxion Daily F Bear 1X ETF[13]	15,140	—	—	—	—	—
Direxion Daily F Bull 2X ETF[13]	18,072	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	4,272,926	—	—	4,583,846	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	4,396,121	—	662,349	11,225,003	—	—

201

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Year/Period Ended October 31, 2025			Year/Period Ended October 31, 2024
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily GOOGL Bear 1X Shares	$172,349	$—	$—	$135,857	$—	$—
Direxion Daily GOOGL Bull 2X Shares	9,219,625	—	—	2,250,138	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	2,523,926	—	—	3,343,314	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	5,482,981	—	—	6,942,012	—	—
Direxion Daily LLY Bear 1X Shares[10]	57,751	—	—	—	—	—
Direxion Daily LLY Bull 2X Shares[10]	149,288	—	—	—	—	—
Direxion Daily LMT Bear 1X ETF[14]	10,084	—	—	—	—	—
Direxion Daily LMT Bull 2X ETF[14]	15,564	—	—	—	—	—
Direxion Daily Magnificent 7 Bear 1X Shares[1]	233,986	—	—	114,657	—	—
Direxion Daily Magnificent 7 Bull 2X Shares[1]	1,163,898	—	—	61,989	—	—
Direxion Daily META Bear 1X Shares[3]	221,143	—	—	47,542	—	—
Direxion Daily META Bull 2X Shares[3]	2,133,998	—	—	169,399	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	5,272,074	—	—	5,457,553	—	—
Direxion Daily MSCI India Bull 2X Shares	2,400,011	—	—	1,166,696	—	—
Direxion Daily MSFT Bear 1X Shares	252,165	—	—	301,555	—	—
Direxion Daily MSFT Bull 2X Shares	8,302,486	—	—	2,525,389	—	—
Direxion Daily MU Bear 1X Shares[7]	96,779	—	—	—	—	—
Direxion Daily MU Bull 2X Shares[7]	522,021	—	—	—	—	—
Direxion Daily NFLX Bear 1X Shares[6]	318,301	—	—	—	—	—
Direxion Daily NFLX Bull 2X Shares[6]	937,767	—	—	—	—	—
Direxion Daily NVDA Bear 1X Shares	905,764	—	—	598,186	—	—
Direxion Daily NVDA Bull 2X Shares	98,258,021	—	—	5,595,151	—	—
Direxion Daily NYSE FANG+ Bull 2X Shares	1,005,949	—	—	642,916	—	—
Direxion Daily PANW Bear 1X Shares[10]	48,578	—	—	—	—	—
Direxion Daily PANW Bull 2X Shares[10]	101,657	—	—	—	—	—

202

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Year/Period Ended October 31, 2025			Year/Period Ended October 31, 2024
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily PLTR Bear 1X Shares[8]	$1,250,250	$—	$—	$—	$—	$—
Direxion Daily PLTR Bull 2X Shares[8]	4,843,783	—	—	—	—	—
Direxion Daily QCOM Bear 1X ETF[12]	24,943	—	—	—	—	—
Direxion Daily QCOM Bull 2X ETF[12]	27,114	—	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	304,417	—	—	442,110	—	—
Direxion Daily S&P 500® Bear 1X Shares	5,897,276	—	—	9,127,533	—	—
Direxion Daily S&P 500® Bull 2X Shares	1,144,591	—	—	1,780,102	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	1,301,281	—	—	2,496,925	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	6,895,498	—	—	11,417,514	—	—
Direxion Daily Semiconductors Top 5 Bear 2X ETF[15]	—	—	—	—	—	—
Direxion Daily Semiconductors Top 5 Bull 2X ETF[15]	—	—	—	—	—	—
Direxion Daily SHOP Bear 1X ETF[14]	13,742	—	—	—	—	—
Direxion Daily SHOP Bull 2X ETF[14]	19,275	—	—	—	—	—
Direxion Daily Technology Top 5 Bear 2X ETF[15]	—	—	—	—	—	—
Direxion Daily Technology Top 5 Bull 2X ETF[15]	—	—	—	—	—	—
Direxion Daily TSLA Bear 1X Shares	2,069,637	—	—	1,764,224	—	—
Direxion Daily TSLA Bull 2X Shares	182,837,403	—	—	60,392,155	—	—
Direxion Daily TSM Bear 1X Shares[6]	107,055	—	—	—	—	—
Direxion Daily TSM Bull 2X Shares[6]	2,540,421	—	—	—	—	—
Direxion Daily Uranium Industry Bull 2X Shares[4]	378,458	—	—	16,866	—	—
Direxion Daily XOM Bear 1X Shares[11]	36,775	—	—	—	—	—
Direxion Daily XOM Bull 2X Shares[11]	39,232	—	—	—	—	—

[1]	Commenced operations on March 7, 2024
[2]	Commenced operations on May 15, 2024
[3]	Commenced operations on June 5, 2024
[4]	Commenced operations on June 26, 2024
[5]	Commenced operations on July 17, 2024

203

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
[6]	Commenced operations on October 3, 2024
[7]	Commenced operations on October 10, 2024
[8]	Commenced operations on December 11, 2024
[9]	Commenced operations on February 12, 2025
[10]	Commenced operations on March 26, 2025
[11]	Commenced operations on April 23, 2025
[12]	Commenced operations on June 25, 2025
[13]	Commenced operations on July 23, 2025
[14]	Commenced operations on August 6, 2025
[15]	Commenced operations on October 1, 2025
At October 31, 2025, the components of accumulated earnings/(losses) on a tax-basis were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily AAPL Bear 1X Shares	$26,102,146	$—	$(5,378,292)	$(5,378,292)
Direxion Daily AAPL Bull 2X Shares	225,658,262	96,530,610	(7,082,314)	89,448,296
Direxion Daily AI and Big Data Bear 2X Shares	4,047,856	—	(1,299,548)	(1,299,548)
Direxion Daily AI and Big Data Bull 2X Shares	42,583,472	17,567,420	(3,003,264)	14,564,156
Direxion Daily AMD Bear 1X Shares	32,241,332	16,140	(8,084,882)	(8,068,742)
Direxion Daily AMD Bull 2X Shares	64,617,103	34,920,900	(4,916,019)	30,004,881
Direxion Daily AMZN Bear 1X Shares	7,330,578	—	(1,352,071)	(1,352,071)
Direxion Daily AMZN Bull 2X Shares	433,579,371	74,657,238	(31,962,011)	42,695,227
Direxion Daily AVGO Bear 1X Shares	15,818,223	—	(4,223,379)	(4,223,379)
Direxion Daily AVGO Bull 2X Shares	123,737,348	39,576,736	(3,130,810)	36,445,926
Direxion Daily BA Bear 1X Shares	2,871,531	177,772	(426,456)	(248,684)
Direxion Daily BA Bull 2X Shares	22,791,104	384,356	(1,956,103)	(1,571,747)
Direxion Daily Biotech Top 5 Bull 2X ETF	2,656,218	388,462	(3,437)	385,025
Direxion Daily BRKB Bear 1X Shares	3,108,118	180,127	(196,265)	(16,138)
Direxion Daily BRKB Bull 2X Shares	88,395,972	11,562	(12,404,113)	(12,392,551)
Direxion Daily Crypto Industry Bear 1X Shares	2,502,790	—	(1,061,503)	(1,061,503)
Direxion Daily Crypto Industry Bull 2X Shares	5,921,305	3,010,629	(638,534)	2,372,095
Direxion Daily CSCO Bear 1X ETF	2,480,943	—	(181,855)	(181,855)
Direxion Daily CSCO Bull 2X ETF	3,989,850	467,210	(79,899)	387,311
Direxion Daily CSI 300 China A Share Bull 2X Shares	203,186,114	40,656,376	(43,273,264)	(2,616,888)
Direxion Daily CSI China Internet Index Bull 2X Shares	383,527,585	115,081,793	(80,007,221)	35,074,572
Direxion Daily Energy Bear 2X Shares	20,025,094	500,547	(2,057,844)	(1,557,297)
Direxion Daily Energy Bull 2X Shares	236,589,060	20,983,657	(28,671,697)	(7,688,040)
Direxion Daily Energy Top 5 Bull 2X ETF	1,568,953	11,875	(163,982)	(152,107)
Direxion Daily F Bear 1X ETF	2,427,135	—	(368,919)	(368,919)
Direxion Daily F Bull 2X ETF	3,777,431	1,032,737	(63,172)	969,565
Direxion Daily Gold Miners Index Bear 2X Shares	217,682,603	9,351,385	(103,467,223)	(94,115,838)
Direxion Daily Gold Miners Index Bull 2X Shares	1,327,095,795	418,681,132	(109,256,519)	309,424,613
Direxion Daily GOOGL Bear 1X Shares	16,134,674	—	(3,884,164)	(3,884,164)
Direxion Daily GOOGL Bull 2X Shares	783,542,183	363,073,044	(40,790,627)	322,282,417
Direxion Daily Junior Gold Miners Index Bear 2X Shares	112,509,963	—	(66,545,534)	(66,545,534)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	606,497,858	286,131,054	(82,908,584)	203,222,470
Direxion Daily LLY Bear 1X Shares	4,541,172	2,335	(617,464)	(615,129)
Direxion Daily LLY Bull 2X Shares	17,159,223	7,663,465	(1,089,974)	6,573,491

204

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily LMT Bear 1X ETF	$2,467,849	$—	$(298,018)	$(298,018)
Direxion Daily LMT Bull 2X ETF	4,011,351	960,021	(5,542)	954,479
Direxion Daily Magnificent 7 Bear 1X Shares	19,235,016	—	(3,765,007)	(3,765,007)
Direxion Daily Magnificent 7 Bull 2X Shares	109,019,756	40,293,306	(11,977,183)	28,316,123
Direxion Daily META Bear 1X Shares	8,741,795	969,238	(1,151,864)	(182,626)
Direxion Daily META Bull 2X Shares	744,909,586	65,131	(69,876,478)	(69,811,347)
Direxion Daily MSCI Brazil Bull 2X Shares	178,032,837	41,597,447	(28,844,139)	12,753,308
Direxion Daily MSCI India Bull 2X Shares	71,695,935	2,453,704	(3,845,089)	(1,391,385)
Direxion Daily MSFT Bear 1X Shares	10,640,518	187,805	(1,829,353)	(1,641,548)
Direxion Daily MSFT Bull 2X Shares	241,140,628	10,643,544	(6,914,451)	3,729,093
Direxion Daily MU Bear 1X Shares	34,548,299	—	(4,366,238)	(4,366,238)
Direxion Daily MU Bull 2X Shares	263,375,653	98,744,061	(9,065,095)	89,678,966
Direxion Daily NFLX Bear 1X Shares	9,046,225	522,623	(2,729,026)	(2,206,403)
Direxion Daily NFLX Bull 2X Shares	141,244,885	93,500	(10,577,330)	(10,483,830)
Direxion Daily NVDA Bear 1X Shares	39,798,331	—	(12,145,853)	(12,145,853)
Direxion Daily NVDA Bull 2X Shares	726,129,695	208,030,512	(37,176,001)	170,854,511
Direxion Daily NYSE FANG+ Bull 2X Shares	130,506,559	57,956,454	(9,188,649)	48,767,805
Direxion Daily PANW Bear 1X Shares	3,638,046	—	(588,886)	(588,886)
Direxion Daily PANW Bull 2X Shares	11,913,217	4,129,446	(216,957)	3,912,489
Direxion Daily PLTR Bear 1X Shares	57,696,658	—	(22,352,197)	(22,352,197)
Direxion Daily PLTR Bull 2X Shares	551,588,665	229,303,459	(4,599,432)	224,704,027
Direxion Daily QCOM Bear 1X ETF	3,088,836	—	(475,316)	(475,316)
Direxion Daily QCOM Bull 2X ETF	6,442,802	1,061,343	(175,854)	885,489
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	33,524,750	13,329,398	(1,789,649)	11,539,749
Direxion Daily S&P 500® Bear 1X Shares	165,334,071	—	(44,889,638)	(44,889,638)
Direxion Daily S&P 500® Bull 2X Shares	167,553,102	85,924,401	(19,172,611)	66,751,790
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	62,461,203	5,098,830	(13,383,129)	(8,284,299)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	283,827,064	18,009,943	(71,425,458)	(53,415,515)
Direxion Daily Semiconductor Top 5 Bear 2X ETF	2,480,985	—	(787,721)	(787,721)
Direxion Daily Semiconductor Top 5 Bull 2X ETF	4,538,253	1,055,457	(56,862)	998,595
Direxion Daily SHOP Bear 1X ETF	3,696,679	—	(733,013)	(733,013)
Direxion Daily SHOP Bull 2X ETF	6,943,912	1,662,560	(227,463)	1,435,097
Direxion Daily Technology Top 5 Bear 2X ETF	2,501,070	—	(224,365)	(224,365)
Direxion Daily Technology Top 5 Bull 2X ETF	3,493,958	242,475	(67,833)	174,642
Direxion Daily TSLA Bear 1X Shares	115,462,967	—	(40,363,463)	(40,363,463)
Direxion Daily TSLA Bull 2X Shares	8,901,263,077	3,609,826,388	(1,572,481,159)	2,037,345,229
Direxion Daily TSM Bear 1X Shares	4,308,329	—	(1,208,456)	(1,208,456)
Direxion Daily TSM Bull 2X Shares	262,585,319	59,534,784	(10,488,721)	49,046,063
Direxion Daily Uranium Industry Bull 2X Shares	73,914,981	16,082,982	(3,447,740)	12,635,242
Direxion Daily XOM Bear 1X Shares	2,460,504	—	(136,240)	(136,240)
Direxion Daily XOM Bull 2X Shares	3,162,576	216,693	(78,355)	138,338

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts and passive foreign investment companies.

205

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
At October 31, 2025, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily AAPL Bear 1X Shares	$(5,378,292)	$78,312	$ —	$(11,419,393)	$(16,719,373)
Direxion Daily AAPL Bull 2X Shares	89,448,296	10,721,791	—	(1,051)	100,169,036
Direxion Daily AI and Big Data Bear 2X Shares	(1,299,548)	8,311	—	(1,504,654)	(2,795,891)
Direxion Daily AI and Big Data Bull 2X Shares	14,564,156	770,043	—	(2,837)	15,331,362
Direxion Daily AMD Bear 1X Shares	(8,068,742)	75,649	—	(1,775,916)	(9,769,009)
Direxion Daily AMD Bull 2X Shares	30,004,881	4,821,374	—	—	34,826,255
Direxion Daily AMZN Bear 1X Shares	(1,352,071)	22,201	—	(2,819,243)	(4,149,113)
Direxion Daily AMZN Bull 2X Shares	42,695,227	12,810,034	—	(1,057)	55,504,204
Direxion Daily AVGO Bear 1X Shares	(4,223,379)	49,241	—	(1,302,625)	(5,476,763)
Direxion Daily AVGO Bull 2X Shares	36,445,926	25,256,134	—	—	61,702,060
Direxion Daily BA Bear 1X Shares	(248,684)	2,162	—	(278,360)	(524,882)
Direxion Daily BA Bull 2X Shares	(1,571,747)	140,290	—	—	(1,431,457)
Direxion Daily Biotech Top 5 Bull 2X ETF	385,025	39,638	—	—	424,663
Direxion Daily BRKB Bear 1X Shares	(16,138)	—	—	(66,596)	(82,734)
Direxion Daily BRKB Bull 2X Shares	(12,392,551)	218,790	—	(834,069)	(13,007,830)
Direxion Daily Crypto Industry Bear 1X Shares	(1,061,503)	7,298	—	(3,651)	(1,057,856)
Direxion Daily Crypto Industry Bull 2X Shares	2,372,095	233,741	—	(3,809)	2,602,027
Direxion Daily CSCO Bear 1X ETF	(181,855)	5,174	—	(21,716)	(198,397)
Direxion Daily CSCO Bull 2X ETF	387,311	10,324	—	(165,872)	231,763
Direxion Daily CSI 300 China A Share Bull 2X Shares	(2,616,888)	242,674	—	(155,684,182)	(158,058,396)
Direxion Daily CSI China Internet Index Bull 2X Shares	35,074,572	—	—	(390,484,009)	(355,409,437)
Direxion Daily Energy Bear 2X Shares	(1,557,297)	72,011	—	(197,067,771)	(198,553,057)
Direxion Daily Energy Bull 2X Shares	(7,688,040)	68,117	—	(37,542,123)	(45,162,046)
Direxion Daily Energy Top 5 Bull 2X ETF	(152,107)	3,081	—	(33,807)	(182,833)
Direxion Daily F Bear 1X ETF	(368,919)	6,454	—	(79,079)	(441,544)
Direxion Daily F Bull 2X ETF	969,565	5,626	—	(2,933)	972,258
Direxion Daily Gold Miners Index Bear 2X Shares	(94,115,838)	813,842	—	(756,138,779)	(849,440,775)

206

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Gold Miners Index Bull 2X Shares	$309,424,613	$—	$ —	$(1,475,780,410)	$(1,166,355,797)
Direxion Daily GOOGL Bear 1X Shares	(3,884,164)	54,411	—	(2,352,354)	(6,182,107)
Direxion Daily GOOGL Bull 2X Shares	322,282,417	32,555,971	—	(1,057)	354,837,331
Direxion Daily Junior Gold Miners Index Bear 2X Shares	(66,545,534)	362,069	—	(316,499,954)	(382,683,419)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	203,222,470	198,373	—	(1,352,003,557)	(1,148,582,714)
Direxion Daily LLY Bear 1X Shares	(615,129)	10,637	—	(283,850)	(888,342)
Direxion Daily LLY Bull 2X Shares	6,573,491	1,816,533	—	—	8,390,024
Direxion Daily LMT Bear 1X ETF	(298,018)	8,553	—	(37,196)	(326,661)
Direxion Daily LMT Bull 2X ETF	954,479	109,143	—	—	1,063,622
Direxion Daily Magnificent 7 Bear 1X Shares	(3,765,007)	71,336	—	(1,175,316)	(4,868,987)
Direxion Daily Magnificent 7 Bull 2X Shares	28,316,123	11,014,825	—	—	39,330,948
Direxion Daily META Bear 1X Shares	(182,626)	24,347	—	(416,206)	(574,485)
Direxion Daily META Bull 2X Shares	(69,811,347)	3,765,211	—	(8,999)	(66,055,135)
Direxion Daily MSCI Brazil Bull 2X Shares	12,753,308	15,752	—	(462,762,602)	(449,993,542)
Direxion Daily MSCI India Bull 2X Shares	(1,391,385)	105,454	—	—	(1,285,931)
Direxion Daily MSFT Bear 1X Shares	(1,641,548)	30,761	—	(4,635,682)	(6,246,469)
Direxion Daily MSFT Bull 2X Shares	3,729,093	13,943,128	—	(1,057)	17,671,164
Direxion Daily MU Bear 1X Shares	(4,366,238)	42,963	—	(911,755)	(5,235,030)
Direxion Daily MU Bull 2X Shares	89,678,966	16,590,812	—	—	106,269,778
Direxion Daily NFLX Bear 1X Shares	(2,206,403)	25,953	—	(167,136)	(2,347,586)
Direxion Daily NFLX Bull 2X Shares	(10,483,830)	4,582,678	—	(1,460)	(5,902,613)
Direxion Daily NVDA Bear 1X Shares	(12,145,853)	103,577	—	(15,495,319)	(27,537,595)
Direxion Daily NVDA Bull 2X Shares	170,854,511	24,896,269	—	(13,868)	195,736,912
Direxion Daily NYSE FANG+ Bull 2X Shares	48,767,805	12,123,818	—	—	60,891,623
Direxion Daily PANW Bear 1X Shares	(588,886)	4,562	—	(87,996)	(672,320)
Direxion Daily PANW Bull 2X Shares	3,912,489	617,999	—	—	4,530,488
Direxion Daily PLTR Bear 1X Shares	(22,352,197)	163,114	—	(7,303,488)	(29,492,571)
Direxion Daily PLTR Bull 2X Shares	224,704,027	98,596,081	—	—	323,300,108

207

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily QCOM Bear 1X ETF	$(475,316)	$7,206	$ —	$(53,812)	$(521,922)
Direxion Daily QCOM Bull 2X ETF	885,489	6,035	—	(33,953)	857,571
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	11,539,749	24,231	—	(18,854,554)	(7,290,574)
Direxion Daily S&P 500® Bear 1X Shares	(44,889,638)	518,486	—	(185,831,811)	(230,202,963)
Direxion Daily S&P 500® Bull 2X Shares	66,751,790	2,445,525	—	—	69,197,315
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	(8,284,299)	155,377	—	(217,927,060)	(226,055,982)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	(53,415,515)	232,499	—	(88,727,823)	(141,910,839)
Direxion Daily Semiconductors Top 5 Bear 2X ETF	(787,721)	6,200	—	(16,392)	(797,913)
Direxion Daily Semiconductors Top 5 Bull 2X ETF	998,595	107,064	—	—	1,105,659
Direxion Daily SHOP Bear 1X ETF	(733,013)	9,027	—	(290,684)	(1,014,670)
Direxion Daily SHOP Bull 2X ETF	1,435,097	1,544,419	—	—	2,979,516
Direxion Daily Technology Top 5 Bear 2X ETF	(224,365)	10,020	—	—	(214,345)
Direxion Daily Technology Top 5 Bull 2X ETF	174,642	1,248	—	(1,181)	174,709
Direxion Daily TSLA Bear 1X Shares	(40,363,463)	311,582	—	(42,149,738)	(82,201,619)
Direxion Daily TSLA Bull 2X Shares	2,037,345,229	211,400,272	—	(1,050)	2,248,744,451
Direxion Daily TSM Bear 1X Shares	(1,208,456)	12,986	—	—	(1,195,470)
Direxion Daily TSM Bull 2X Shares	49,046,063	14,663,860	—	—	63,709,923
Direxion Daily Uranium Industry Bull 2X Shares	12,635,242	2,898,677	—	(2,629)	15,531,290
Direxion Daily XOM Bear 1X Shares	(136,240)	4,633	—	(37,850)	(169,457)
Direxion Daily XOM Bull 2X Shares	138,338	5,638	—	(70,690)	73,286

[1]	Other Accumulated Earnings (Losses) consist of capital loss carryover, qualified late year losses and organizational costs.

208

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for total distributable earnings and capital stock under GAAP and tax reporting:

Funds	Total Distributable Earnings (Loss)	Capital Stock
Direxion Daily AAPL Bear 1X Shares	$—	$—
Direxion Daily AAPL Bull 2X Shares	(43,184,128)	43,184,128
Direxion Daily AI and Big Data Bear 2X Shares	—	—
Direxion Daily AI and Big Data Bull 2X Shares	(1,449,612)	1,449,612
Direxion Daily AMD Bear 1X Shares	—	—
Direxion Daily AMD Bull 2X Shares	(9,919,533)	9,919,533
Direxion Daily AMZN Bear 1X Shares	—	—
Direxion Daily AMZN Bull 2X Shares	(40,063,282)	40,063,282
Direxion Daily AVGO Bear 1X Shares	—	—
Direxion Daily AVGO Bull 2X Shares	(28,188,604)	28,188,604
Direxion Daily BA Bear 1X Shares	—	—
Direxion Daily BA Bull 2X Shares	(142,877)	142,877
Direxion Daily Biotech Top 5 Bull 2X ETF	—	—
Direxion Daily BRKB Bear 1X Shares	224	(224)
Direxion Daily BRKB Bull 2X Shares	(260,131)	260,131
Direxion Daily Crypto Industry Bear 1X Shares	(72,670)	72,670
Direxion Daily Crypto Industry Bull 2X Shares	(317,892)	317,892
Direxion Daily CSCO Bear 1X ETF	—	—
Direxion Daily CSCO Bull 2X ETF	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	43,101,086	(43,101,086)
Direxion Daily CSI China Internet Index Bull 2X Shares	3,640,674	(3,640,674)
Direxion Daily Energy Bear 2X Shares	—	—
Direxion Daily Energy Bull 2X Shares	(6,548,002)	6,548,002
Direxion Daily Energy Top 5 Bull 2X ETF	—	—
Direxion Daily F Bear 1X ETF	—	—
Direxion Daily F Bull 2X ETF	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	(128,857,652)	128,857,652
Direxion Daily GOOGL Bear 1X Shares	—	—
Direxion Daily GOOGL Bull 2X Shares	(55,526,391)	55,526,391
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	(60,991,721)	60,991,721
Direxion Daily LLY Bear 1X Shares	—	—
Direxion Daily LLY Bull 2X Shares	(957,821)	957,821
Direxion Daily LMT Bear 1X ETF	—	—
Direxion Daily LMT Bull 2X ETF	—	—
Direxion Daily Magnificent 7 Bear 1X Shares	—	—
Direxion Daily Magnificent 7 Bull 2X Shares	(2,194,672)	2,194,672
Direxion Daily META Bear 1X Shares	—	—
Direxion Daily META Bull 2X Shares	(19,275,637)	19,275,637
Direxion Daily MSCI Brazil Bull 2X Shares	(6,665,026)	6,665,026
Direxion Daily MSCI India Bull 2X Shares	(2,980,976)	2,980,976
Direxion Daily MSFT Bear 1X Shares	—	—
Direxion Daily MSFT Bull 2X Shares	(7,056,408)	7,056,408
Direxion Daily MU Bear 1X Shares	38	(38)
Direxion Daily MU Bull 2X Shares	(7,816,367)	7,816,367
Direxion Daily NFLX Bear 1X Shares	—	—

209

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Funds	Total Distributable Earnings (Loss)	Capital Stock
Direxion Daily NFLX Bull 2X Shares	$(15,085,187)	$15,085,187
Direxion Daily NVDA Bear 1X Shares	—	—
Direxion Daily NVDA Bull 2X Shares	(266,392,042)	266,392,042
Direxion Daily NYSE FANG+ Bull 2X Shares	(15,743,416)	15,743,416
Direxion Daily PANW Bear 1X Shares	—	—
Direxion Daily PANW Bull 2X Shares	(144,151)	144,151
Direxion Daily PLTR Bear 1X Shares	396	(396)
Direxion Daily PLTR Bull 2X Shares	(278,751,842)	278,751,842
Direxion Daily QCOM Bear 1X ETF	—	—
Direxion Daily QCOM Bull 2X ETF	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	(90,141)	90,141
Direxion Daily S&P 500® Bear 1X Shares	—	—
Direxion Daily S&P 500® Bull 2X Shares	(23,713,637)	23,713,637
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	37,981	(37,981)
Direxion Daily Semiconductors Top 5 Bear 2X ETF	—	—
Direxion Daily Semiconductors Top 5 Bull 2X ETF	—	—
Direxion Daily SHOP Bear 1X ETF	—	—
Direxion Daily SHOP Bull 2X ETF	(174,797)	174,797
Direxion Daily Technology Top 5 Bear 2X ETF	—	—
Direxion Daily Technology Top 5 Bull 2X ETF	—	—
Direxion Daily TSLA Bear 1X Shares	—	—
Direxion Daily TSLA Bull 2X Shares	(2,326,120,635)	2,326,120,635
Direxion Daily TSM Bear 1X Shares	(9,433)	9,433
Direxion Daily TSM Bull 2X Shares	(15,829,528)	15,829,528
Direxion Daily Uranium Industry Bull 2X Shares	(701,177)	701,177
Direxion Daily XOM Bear 1X Shares	—	—
Direxion Daily XOM Bull 2X Shares	—	—

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2025, the permanent differences primarily relate to tax treatment of redemptions in-kind, non-deductible excise tax, net operating losses and the utilization of earnings and profits distributed to shareholders on redemption of shares.
In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer to their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2025.
At October 31, 2025, no Funds deferred, on a tax basis, qualified late year losses.
Under current law, each Fund may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.

210

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
At October 31, 2025, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily AAPL Bear 1X Shares	$—	$(11,418,349)	$—
Direxion Daily AAPL Bull 2X Shares	—	—	—
Direxion Daily AI and Big Data Bear 2X Shares	—	(1,501,972)	—
Direxion Daily AI and Big Data Bull 2X Shares	—	—	—
Direxion Daily AMD Bear 1X Shares	—	(1,775,916)	—
Direxion Daily AMD Bull 2X Shares	—	—	—
Direxion Daily AMZN Bear 1X Shares	—	(2,818,193)	—
Direxion Daily AMZN Bull 2X Shares	—	—	—
Direxion Daily AVGO Bear 1X Shares	—	(1,302,625)	—
Direxion Daily AVGO Bull 2X Shares	1,429	—	—
Direxion Daily BA Bear 1X Shares	—	(278,360)	—
Direxion Daily BA Bull 2X Shares	—	—	—
Direxion Daily Biotech Top 5 Bull 2X ETF	—	—	—
Direxion Daily BRKB Bear 1X Shares	—	(66,596)	—
Direxion Daily BRKB Bull 2X Shares	—	(834,069)	—
Direxion Daily Crypto Industry Bear 1X Shares	33,945	—	—
Direxion Daily Crypto Industry Bull 2X Shares	39,002	—	—
Direxion Daily CSCO Bear 1X ETF	—	(21,716)	—
Direxion Daily CSCO Bull 2X ETF	—	(165,872)	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	(153,469,533)	(2,214,649)
Direxion Daily CSI China Internet Index Bull 2X Shares	—	(390,484,009)	—
Direxion Daily Energy Bear 2X Shares	709,261	(197,067,771)	—
Direxion Daily Energy Bull 2X Shares	—	(25,640,607)	(11,901,516)
Direxion Daily Energy Top 5 Bull 2X ETF	—	(33,807)	—
Direxion Daily F Bear 1X ETF	—	(79,079)	—
Direxion Daily F Bull 2X ETF	—	(2,933)	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	(756,138,779)	—
Direxion Daily Gold Miners Index Bull 2X Shares	336,894,023	(871,204,897)	(604,575,513)
Direxion Daily GOOGL Bear 1X Shares	—	(2,351,304)	—
Direxion Daily GOOGL Bull 2X Shares	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	(316,499,954)	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	150,390,796	(1,352,003,557)	—
Direxion Daily LLY Bear 1X Shares	—	(283,850)	—
Direxion Daily LLY Bull 2X Shares	—	—	—
Direxion Daily LMT Bear 1X ETF	—	(37,196)	—
Direxion Daily LMT Bull 2X ETF	—	—	—
Direxion Daily Magnificent 7 Bear 1X Shares	—	(1,175,316)	—
Direxion Daily Magnificent 7 Bull 2X Shares	—	—	—
Direxion Daily META Bear 1X Shares	—	(414,148)	—
Direxion Daily META Bull 2X Shares	137,273	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	—	(459,448,631)	(3,313,971)
Direxion Daily MSCI India Bull 2X Shares	—	—	—
Direxion Daily MSFT Bear 1X Shares	—	(4,634,632)	—
Direxion Daily MSFT Bull 2X Shares	—	—	—
Direxion Daily MU Bear 1X Shares	—	(911,755)	—
Direxion Daily MU Bull 2X Shares	1,511	—	—
Direxion Daily NFLX Bear 1X Shares	—	(165,676)	—

211

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily NFLX Bull 2X Shares	$—	$—	$—
Direxion Daily NVDA Bear 1X Shares	—	(15,481,451)	—
Direxion Daily NVDA Bull 2X Shares	—	—	—
Direxion Daily NYSE FANG+ Bull 2X Shares	782,201	—	—
Direxion Daily PANW Bear 1X Shares	—	(87,996)	—
Direxion Daily PANW Bull 2X Shares	—	—	—
Direxion Daily PLTR Bear 1X Shares	—	(7,303,488)	—
Direxion Daily PLTR Bull 2X Shares	—	—	—
Direxion Daily QCOM Bear 1X ETF	—	(53,812)	—
Direxion Daily QCOM Bull 2X ETF	—	(33,953)	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	(17,216,753)	(1,636,756)
Direxion Daily S&P 500® Bear 1X Shares	—	(185,831,811)	—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	10,006,648	(217,927,060)	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	(63,438,462)	(25,289,361)
Direxion Daily Semiconductors Top 5 Bear 2X ETF	—	(16,392)	—
Direxion Daily Semiconductors Top 5 Bull 2X ETF	—	—	—
Direxion Daily SHOP Bear 1X ETF	—	(290,684)	—
Direxion Daily SHOP Bull 2X ETF	—	—	—
Direxion Daily Technology Top 5 Bear 2X ETF	—	—	—
Direxion Daily Technology Top 5 Bull 2X ETF	—	(1,181)	—
Direxion Daily TSLA Bear 1X Shares	—	(42,148,689)	—
Direxion Daily TSLA Bull 2X Shares	—	—	—
Direxion Daily TSM Bear 1X Shares	25,798	—	—
Direxion Daily TSM Bull 2X Shares	—	—	—
Direxion Daily Uranium Industry Bull 2X Shares	—	—	—
Direxion Daily XOM Bear 1X Shares	—	(37,850)	—
Direxion Daily XOM Bull 2X Shares	—	(70,690)	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2025, open U.S. Federal and state income tax years include the tax years ended October 31, 2022, through October 31, 2025. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The number of shares in a Creation Unit for each respective Fund is as follows:

Fund	Number of shares per Creation Unit
Direxion Daily AAPL Bear 1X Shares	25,000 shares
Direxion Daily AAPL Bull 2X Shares	25,000 shares
Direxion Daily AI and Big Data Bear 2X Shares	25,000 shares

212

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Fund	Number of shares per Creation Unit
Direxion Daily AI and Big Data Bull 2X Shares	25,000 shares
Direxion Daily AMD Bear 1X Shares	25,000 shares
Direxion Daily AMD Bull 2X Shares	25,000 shares
Direxion Daily AMZN Bear 1X Shares	25,000 shares
Direxion Daily AMZN Bull 2X Shares	25,000 shares
Direxion Daily AVGO Bear 1X Shares	25,000 shares
Direxion Daily AVGO Bull 2X Shares	25,000 shares
Direxion Daily BA Bear 1X Shares	25,000 shares
Direxion Daily BA Bull 2X Shares	25,000 shares
Direxion Daily Biotech Top 5 Bull 2X ETF	25,000 shares
Direxion Daily BRKB Bear 1X Shares	25,000 shares
Direxion Daily BRKB Bull 2X Shares	25,000 shares
Direxion Daily Crypto Industry Bear 1X Shares	25,000 shares
Direxion Daily Crypto Industry Bull 2X Shares	25,000 shares
Direxion Daily CSCO Bear 1X ETF	25,000 shares
Direxion Daily CSCO Bull 2X ETF	25,000 shares
Direxion Daily CSI 300 China A Share Bull 2X Shares	50,000 shares
Direxion Daily CSI China Internet Index Bull 2X Shares	50,000 shares
Direxion Daily Energy Bear 2X Shares	50,000 shares
Direxion Daily Energy Bull 2X Shares	50,000 shares
Direxion Daily Energy Top 5 Bull 2X ETF	25,000 shares
Direxion Daily F Bear 1X ETF	25,000 shares
Direxion Daily F Bull 2X ETF	25,000 shares
Direxion Daily Gold Miners Index Bear Shares	50,000 shares
Direxion Daily Gold Miners Index Bull 2X Shares	50,000 shares
Direxion Daily GOOGL Bear 1X Shares	25,000 shares
Direxion Daily GOOGL Bull 2X Shares	25,000 shares
Direxion Daily Junior Gold Miners Index Bear 2X Shares	50,000 shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares	50,000 shares
Direxion Daily LLY Bear 1X Shares	25,000 shares
Direxion Daily LLY Bull 2X Shares	25,000 shares
Direxion Daily LMT Bear 1X ETF	25,000 shares
Direxion Daily LMT Bull 2X ETF	25,000 shares
Direxion Daily Magnificent 7 Bear 1X Shares	50,000 shares
Direxion Daily Magnificent 7 Bull 2X Shares	50,000 shares
Direxion Daily META Bear 1X Shares	25,000 shares
Direxion Daily META Bull 2X Shares	25,000 shares
Direxion Daily MSCI Brazil Bull 2X Shares	50,000 shares
Direxion Daily MSCI India Bull 2X Shares	50,000 shares
Direxion Daily MSFT Bear 1X Shares	25,000 shares
Direxion Daily MSFT Bull 2X Shares	25,000 shares
Direxion Daily MU Bear 1X Shares	25,000 shares
Direxion Daily MU Bull 2X Shares	25,000 shares
Direxion Daily NFLX Bear 1X Shares	25,000 shares
Direxion Daily NFLX Bull 2X Shares	25,000 shares
Direxion Daily NVDA Bear 1X Shares	25,000 shares
Direxion Daily NVDA Bull 2X Shares	25,000 shares
Direxion Daily NYSE FANG+ Bull 2X Shares	50,000 shares
Direxion Daily PANW Bear 1X Shares	25,000 shares
Direxion Daily PANW Bull 2X Shares	25,000 shares
Direxion Daily PLTR Bear 1X Shares	25,000 shares

213

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Fund	Number of shares per Creation Unit
Direxion Daily PLTR Bull 2X Shares	25,000 shares
Direxion Daily QCOM Bear 1X ETF	25,000 shares
Direxion Daily QCOM Bull 2X ETF	25,000 shares
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	50,000 shares
Direxion Daily S&P 500® Bear 1X Shares	50,000 shares
Direxion Daily S&P 500® Bull 2X Shares	50,000 shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	50,000 shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	50,000 shares
Direxion Daily Semiconductors Top 5 Bear 2X ETF	25,000 shares
Direxion Daily Semiconductors Top 5 Bull 2X ETF	25,000 shares
Direxion Daily SHOP Bear1X ETF	25,000 shares
Direxion Daily SHOP Bull 2X ETF	25,000 shares
Direxion Daily Technology Top 5 Bear 2X ETF	25,000 shares
Direxion Daily Technology Top 5 Bull 2X ETF	25,000 shares
Direxion Daily TSLA Bear 1X Shares	25,000 shares
Direxion Daily TSLA Bull 2X Shares	25,000 shares
Direxion Daily TSM Bear 1X Shares	25,000 shares
Direxion Daily TSM Bull 2X Shares	25,000 shares
Direxion Daily Uranium Industry Bull 2X Shares	25,000 shares
Direxion Daily XOM Bear 1X Shares	25,000 shares
Direxion Daily XOM Bull 2X Shares	25,000 shares

Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.
Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets and any amount receivable as of October 31, 2025, is included in Receivable for Fund shares sold on the Statements of Assets and Liabilities.
5. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the period ended October 31, 2025. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily AAPL Bear 1X Shares	$—	$—	$—	$—
Direxion Daily AAPL Bull 2X Shares	—	10,680,004	88,107,582	85,238,012
Direxion Daily AI and Big Data Bear 2X Shares	—	—	—	—

214

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily AI and Big Data Bull 2X Shares	$28,019,557	$16,110,866	$17,482,509	$3,151,808
Direxion Daily AMD Bear 1X Shares[2]	—	—	—	—
Direxion Daily AMD Bull 2X Shares[2]	377,771	176,557	4,677,796	2,381,581
Direxion Daily AMZN Bear 1X Shares	—	—	—	—
Direxion Daily AMZN Bull 2X Shares	24,854,985	21,067,704	71,118,948	65,215,316
Direxion Daily AVGO Bear 1X Shares	—	—	—	—
Direxion Daily AVGO Bull 2X Shares	11,644,013	4,382,416	14,470,787	14,129,120
Direxion Daily BA Bear 1X Shares[4]	—	—	—	—
Direxion Daily BA Bull 2X Shares[4]	2,320,619	564,578	1,764,999	—
Direxion Daily Biotech Top 5 Bull 2X ETF[8]	1,977,875	548,288	—	—
Direxion Daily BRBK Bull 2X Shares[1]	646,244	472,328	16,265,757	4,441,171
Direxion Daily BRKB Bear 1X Shares[1]	—	—	—	—
Direxion Daily Crypto Industry Bear 1X Shares	—	—	—	—
Direxion Daily Crypto Industry Bull 2X Shares	5,612,044	6,112,988	4,666,664	2,126,405
Direxion Daily CSCO Bear 1X ETF[5]	—	—	—	—
Direxion Daily CSCO Bull 2X ETF[5]	764,575	289,438	258,433	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	64,221,925	70,944,627	82,061,811	247,690,521
Direxion Daily CSI China Internet Index Bull 2X Shares	180,123,025	133,388,491	64,507,515	157,668,260
Direxion Daily Energy Bear 2X Shares	—	—	—	—
Direxion Daily Energy Bull 2X Shares	14,461,954	68,159,444	75,705,743	80,552,793
Direxion Daily Energy Top 5 Bull 2X ETF[8]	2,007,711	897,347	—	—
Direxion Daily F Bear 1X ETF[6]	—	—	—	—
Direxion Daily F Bull 2X ETF[6]	369,567	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	567,077,725	244,670,733	560,111,856	672,368,810
Direxion Daily GOOGL Bear 1X Shares	—	—	—	—
Direxion Daily GOOGL Bull 2X Shares	42,582,130	—	73,981,957	88,344,272
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	214,517,650	—	151,349,675	329,871,190
Direxion Daily LLY Bear 1X Shares[3]	—	—	—	—
Direxion Daily LLY Bull 2X Shares[3]	362,253	—	3,470,148	1,501,563
Direxion Daily LMT Bear 1X ETF[7]	—	—	—	—
Direxion Daily LMT Bull 2X ETF[7]	428,249	636,973	127,502	—
Direxion Daily Magnificent 7 Bear 1X Shares	—	—	—	—
Direxion Daily Magnificent 7 Bull 2X Shares	138,523,089	129,169,600	72,079,270	14,377,431
Direxion Daily META Bear 1X Shares	—	—	—	—
Direxion Daily META Bull 2X Shares	10,270,946	15,571,515	119,322,677	18,465,129
Direxion Daily MSCI Brazil Bull 2X Shares	—	12,863,463	62,549,313	60,694,314
Direxion Daily MSCI India Bull 2X Shares	23,168,448	36,260,769	33,046,931	44,417,305
Direxion Daily MSFT Bear 1X Shares	—	—	—	—
Direxion Daily MSFT Bull 2X Shares	—	2,667,455	40,556,898	39,239,350
Direxion Daily MU Bear 1X Shares	—	—	—	—
Direxion Daily MU Bull 2X Shares	27,850,744	3,222,416	29,587,331	12,590,647
Direxion Daily NFLX Bear 1X Shares	—	—	—	—
Direxion Daily NFLX Bull 2X Shares	7,056,896	2,238,369	21,367,310	11,177,655
Direxion Daily NVDA Bear 1X Shares	—	—	—	—
Direxion Daily NVDA Bull 2X Shares	—	59,215,078	45,791,606	87,363,682
Direxion Daily NYSE FANG+ Bull 2X Shares	30,230,945	45,935,811	59,911,516	30,459,065
Direxion Daily PANW Bear 1X Shares[3]	—	—	—	—
Direxion Daily PANW Bull 2X Shares[3]	379,918	—	438,890	—

215

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily PLTR Bear 1X Shares[1]	$—	$—	$—	$—
Direxion Daily PLTR Bull 2X Shares[1]	57,181,668	4,821,426	85,285,496	109,748,639
Direxion Daily QCOM Bear 1X ETF[5]	—	—	—	—
Direxion Daily QCOM Bull 2X ETF[5]	761,065	—	593,901	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	1,775,119	3,308,096	4,600,051	1,169,092
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	57,173,967	65,390,398	27,338,922	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	110,576,214	115,130,985	127,227,443	172,948,381
Direxion Daily Semiconductors Top 5 Bear 2X ETF[8]	—	—	—	—
Direxion Daily Semiconductors Top 5 Bull 2X ETF[8]	2,342,592	796,059	—	—
Direxion Daily SHOP Bear 1X ETF[7]	—	—	—	—
Direxion Daily SHOP Bull 2X ETF[7]	726,022	962,961	—	—
Direxion Daily Technology Top 5 Bear 2X ETF[8]	—	—	—	—
Direxion Daily Technology Top 5 Bull 2X ETF[8]	3,230,151	1,161,312	—	—
Direxion Daily TSLA Bear 1X Shares	—	—	—	—
Direxion Daily TSLA Bull 2X Shares	1,546,401,425	1,027,790,537	1,358,925,935	1,305,052,671
Direxion Daily TSM Bear 1X Shares	—	—	—	—
Direxion Daily TSM Bull 2X Shares	3,490,980	—	49,947,538	34,584,041
Direxion Daily Uranium Industry Bull 2X Shares	16,324,216	1,646,773	4,011,399	1,831,478
Direxion Daily XOM Bear 1X Shares[4]	—	—	—	—
Direxion Daily XOM Bull 2X Shares[4]	541,545	476,359	408,510	—

[1]	Represents the period from December 11, 2024 (commencement of operations) to October 31, 2025.
[2]	Represents the period from February 12, 2025 (commencement of operations) to October 31, 2025.
[3]	Represents the period from March 26, 2025 (commencement of operations) to October 31, 2025.
[4]	Represents the period from April 23, 2025 (commencement of operations) to October 31, 2025.
[5]	Represents the period from June 25, 2025 (commencement of operations) to October 31, 2025.
[6]	Represents the period from July 23, 2025 (commencement of operations) to October 31, 2025.
[7]	Represents the period from August 6, 2025 (commencement of operations) to October 31, 2025.
[8]	Represents the period from October 1, 2025 (commencement of operations) to October 31, 2025.
There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended October 31, 2025.
6. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser investment advisory fees at an annual rate based on its average daily net assets. These rates are as follows:

Direxion Daily AAPL Bear 1X Shares	0.75%
Direxion Daily AAPL Bull 2X Shares	0.75%
Direxion Daily AI and Big Data Bear 2X Shares	0.75%
Direxion Daily AI and Big Data Bull 2X Shares	0.75%
Direxion Daily AMD Bear 1X Shares	0.75%
Direxion Daily AMD Bull 2X Shares	0.75%

216

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Direxion Daily AMZN Bear 1X Shares	0.75%
Direxion Daily AMZN Bull 2X Shares	0.75%
Direxion Daily AVGO Bear 1X Shares	0.75%
Direxion Daily AVGO Bull 2X Shares	0.75%
Direxion Daily BA Bear 1X Shares	0.75%
Direxion Daily BA Bull 2X Shares	0.75%
Direxion Daily Biotech Top 5 Bull 2X ETF	0.75%
Direxion Daily BRKB Bear 1X Shares	0.75%
Direxion Daily BRKB Bull 2X Shares	0.75%
Direxion Daily Crypto Industry Bear 1X Shares	0.35%
Direxion Daily Crypto Industry Bull 2X Shares	0.75%
Direxion Daily CSCO Bear 1X ETF	0.75%
Direxion Daily CSCO Bull 2X ETF	0.75%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.75%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.75%
Direxion Daily Energy Bear 2X Shares	0.75%
Direxion Daily Energy Bull 2X Shares	0.75%
Direxion Daily Energy Top 5 Bull 2X ETF	0.75%
Direxion Daily F Bear 1X ETF	0.75%
Direxion Daily F Bull 2X ETF	0.75%
Direxion Daily Gold Miners Index Bear 2X Shares	0.75%
Direxion Daily Gold Miners Index Bull 2X Shares	0.75%
Direxion Daily GOOGL Bear 1X Shares	0.75%
Direxion Daily GOOGL Bull 2X Shares	0.75%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.75%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	0.75%
Direxion Daily LLY Bear 1X Shares	0.75%
Direxion Daily LLY Bull 2X Shares	0.75%
Direxion Daily LMT Bear 1X ETF	0.75%
Direxion Daily LMT Bull 2X ETF	0.75%
Direxion Daily Magnificent 7 Bear 1X Shares	0.35%
Direxion Daily Magnificent 7 Bull 2X Shares	0.75%
Direxion Daily META Bear 1X Shares	0.75%
Direxion Daily META Bull 2X Shares	0.75%
Direxion Daily MSCI Brazil Bull 2X Shares	0.75%
Direxion Daily MSCI India Bull 2X Shares	0.75%
Direxion Daily MSFT Bear 1X Shares	0.75%
Direxion Daily MSFT Bull 2X Shares	0.75%
Direxion Daily MU Bear 1X Shares	0.75%
Direxion Daily MU Bull 2X Shares	0.75%
Direxion Daily NFLX Bear 1X Shares	0.75%
Direxion Daily NFLX Bull 2X Shares	0.75%
Direxion Daily NVDA Bear 1X Shares	0.75%
Direxion Daily NVDA Bull 2X Shares	0.75%
Direxion Daily NYSE FANG+ Bull 2X Shares	0.75%
Direxion Daily PANW Bear 1X Shares	0.75%
Direxion Daily PANW Bull 2X Shares	0.75%
Direxion Daily PLTR Bear 1X Shares	0.75%
Direxion Daily PLTR Bull 2X Shares	0.75%
Direxion Daily QCOM Bear 1X ETF	0.75%
Direxion Daily QCOM Bull 2X ETF	0.75%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	0.75%
Direxion Daily S&P 500® Bear 1X Shares	0.35%
Direxion Daily S&P 500® Bull 2X Shares	0.50%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.75%

217

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	0.75%
Direxion Daily Semiconductors Top 5 Bear 2X ETF	0.75%
Direxion Daily Semiconductors Top 5 Bull 2X ETF	0.75%
Direxion Daily SHOP Bear 1X ETF	0.75%
Direxion Daily SHOP Bull 2X ETF	0.75%
Direxion Daily Technology Top 5 Bear 2X ETF	0.75%
Direxion Daily Technology Top 5 Bull 2X ETF	0.75%
Direxion Daily TSLA Bear 1X Shares	0.75%
Direxion Daily TSLA Bull 2X Shares	0.75%
Direxion Daily TSM Bear 1X Shares	0.75%
Direxion Daily TSM Bull 2X Shares	0.75%
Direxion Daily Uranium Industry Bull 2X Shares	0.75%
Direxion Daily XOM Bear 1X Shares	0.75%
Direxion Daily XOM Bull 2X Shares	0.75%

The Adviser has agreed to waive a portion of its fees based upon the specific breakpoints listed in the table below based on each Fund’s daily net assets. For the year ended October 31, 2025, the Adviser waived its fee in certain Funds.

Net Asset Range	Advisory Fee Limit
$0- $1,500,000,000	0.75%
$1,500,000,000 - $2,000,000,000	0.70%
$2,000,000,000 - $2,500,000,000	0.65%
$2,500,000,000 - $3,000,000,000	0.60%
$3,000,000,000 - $3,500,000,000	0.55%
$3,500,000,000 - $4,000,000,000	0.50%
$4,000,000,000 - $4,500,000,000	0.45%
Greater than $4,500,000,000	0.40%

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.05% on the first $25,000,000,000 of the Trust’s daily net assets, 0.0475% on the next $25,000,000,000 of net assets and 0.045% on net assets in excess of $50,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.
Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed the following rates multiplied by the Fund’s respective average daily net assets at least until September 1, 2025. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

Direxion Daily AAPL Bear 1X Shares	0.95%
Direxion Daily AAPL Bull 2X Shares	0.95%
Direxion Daily AI and Big Data Bear 2X Shares	0.95%
Direxion Daily AI and Big Data Bull 2X Shares	0.95%
Direxion Daily AMD Bear 1X Shares	0.95%
Direxion Daily AMD Bull 2X Shares	0.95%
Direxion Daily AMZN Bear 1X Shares	0.95%
Direxion Daily AMZN Bull 2X Shares	0.95%
Direxion Daily AVGO Bear 1X Shares	0.95%
Direxion Daily AVGO Bull 2X Shares	0.95%
Direxion Daily BA Bear 1X Shares	0.95%
Direxion Daily BA Bull 2X Shares	0.95%
Direxion Daily Biotech Top 5 Bull 2X ETF	0.95%
Direxion Daily BRKB Bear 1X Shares	0.95%

218

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Direxion Daily BRKB Bull 2X Shares	0.95%
Direxion Daily Crypto Industry Bear 1X Shares	0.45%
Direxion Daily Crypto Industry Bull 2X Shares	0.95%
Direxion Daily CSCO Bear 1X ETF	0.95%
Direxion Daily CSCO Bull 2X ETF	0.95%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.95%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.95%
Direxion Daily Energy Bear 2X Shares	0.95%
Direxion Daily Energy Bull 2X Shares	0.95%
Direxion Daily Energy Top 5 Bull 2X ETF	0.95%
Direxion Daily F Bear 1X ETF	0.95%
Direxion Daily F Bull 2X ETF	0.95%
Direxion Daily Gold Miners Index Bear 2X Shares	0.95%
Direxion Daily Gold Miners Index Bull 2X Shares	0.95%
Direxion Daily GOOGL Bear 1X Shares	0.95%
Direxion Daily GOOGL Bull 2X Shares	0.95%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.95%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	0.95%
Direxion Daily LLY Bear 1X Shares	0.95%
Direxion Daily LLY Bull 2X Shares	0.95%
Direxion Daily LMT Bear 1X ETF	0.95%
Direxion Daily LMT Bull 2X ETF	0.95%
Direxion Daily Magnificent 7 Bear 1X Shares	0.45%
Direxion Daily Magnificent 7 Bull 2X Shares	0.95%
Direxion Daily META Bear 1X Shares	0.95%
Direxion Daily META Bull 2X Shares	0.95%
Direxion Daily MSCI Brazil Bull 2X Shares	0.95%
Direxion Daily MSCI India Bull 2X Shares	0.95%
Direxion Daily MSFT Bear 1X Shares	0.95%
Direxion Daily MSFT Bull 2X Shares	0.95%
Direxion Daily MU Bear 1X Shares	0.95%
Direxion Daily MU Bull 2X Shares	0.95%
Direxion Daily NFLX Bear 1X Shares	0.95%
Direxion Daily NFLX Bull 2X Shares	0.95%
Direxion Daily NVDA Bear 1X Shares	0.95%
Direxion Daily NVDA Bull 2X Shares	0.95%
Direxion Daily NYSE FANG+ Bull 2X Shares	0.95%
Direxion Daily PANW Bear 1X Shares	0.95%
Direxion Daily PANW Bull 2X Shares	0.95%
Direxion Daily PLTR Bear 1X Shares	0.95%
Direxion Daily PLTR Bull 2X Shares	0.95%
Direxion Daily QCOM Bear 1X ETF	0.95%
Direxion Daily QCOM Bull 2X ETF	0.95%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	0.95%
Direxion Daily S&P 500® Bear 1X Shares	0.45%
Direxion Daily S&P 500® Bull 2X Shares	0.60%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.95%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	0.95%
Direxion Daily Semiconductors Top 5 Bear 2X ETF	0.95%
Direxion Daily Semiconductors Top 5 Bull 2X ETF	0.95%
Direxion Daily SHOP Bear 1X ETF	0.95%
Direxion Daily SHOP Bull 2X ETF	0.95%
Direxion Daily Technology Top 5 Bear 2X ETF	0.95%
Direxion Daily Technology Top 5 Bull 2X ETF	0.95%

219

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Direxion Daily TSLA Bear 1X Shares	0.95%
Direxion Daily TSLA Bull 2X Shares	0.95%
Direxion Daily TSM Bear 1X Shares	0.95%
Direxion Daily TSM Bull 2X Shares	0.95%
Direxion Daily Uranium Industry Bull 2X Shares	0.95%
Direxion Daily XOM Bear 1X Shares	0.95%
Direxion Daily XOM Bull 2X Shares	0.95%

The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
			October 31, 2026	October 31, 2027	October 31, 2028
Direxion Daily AAPL Bear 1X Shares	$557	$—	$—	$—	$—	$—
Direxion Daily AAPL Bull 2X Shares	—	—	—	—	—	—
Direxion Daily AI and Big Data Bear 2X Shares	3,761	28,995	—	22,011	28,995	51,006
Direxion Daily AI and Big Data Bull 2X Shares	4,355	15,086	—	19,644	15,086	34,730
Direxion Daily AMD Bear 1X Shares	8,963	21,771	—	—	12,808	12,808
Direxion Daily AMD Bull 2X Shares	11,153	14,654	—	—	3,501	3,501
Direxion Daily AMZN Bear 1X Shares	2,101	12,924	16,135	18,004	12,924	47,063
Direxion Daily AMZN Bull 2X Shares	—	—	—	—	—	—
Direxion Daily AVGO Bear 1X Shares	886	12,537	—	10,560	12,537	23,097
Direxion Daily AVGO Bull 2X Shares	13,329	1,851	—	—	—	—
Direxion Daily BA Bear 1X Shares	6,332	21,250	—	—	14,918	14,918
Direxion Daily BA Bull 2X Shares	6,419	15,229	—	—	8,810	8,810
Direxion Daily Biotech Top 5 Bull 2X ETF	175	14,390	—	—	14,215	14,215
Direxion Daily BRKB Bear 1X Shares	11,582	28,599	—	—	17,017	17,017
Direxion Daily BRKB Bull 2X Shares	7,208	7,208	—	—	—	—
Direxion Daily Crypto Industry Bear 1X Shares	3,616	31,072	—	21,005	31,072	52,077
Direxion Daily Crypto Industry Bull 2X Shares	3,298	25,833	—	20,816	25,833	46,649
Direxion Daily CSCO Bear 1X ETF	2,723	17,367	—	—	14,644	14,644
Direxion Daily CSCO Bull 2X ETF	2,723	16,735	—	—	14,012	14,012
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	—	—

220

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
			October 31, 2026	October 31, 2027	October 31, 2028
Direxion Daily CSI China Internet Index Bull 2X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily Energy Bear 2X Shares	3,377	9,955	21,970	9,368	9,955	41,293
Direxion Daily Energy Bull 2X Shares	—	—	—	—	—	—
Direxion Daily Energy Top 5 Bull 2X ETF	174	14,741	—	—	14,567	14,567
Direxion Daily F Bear 1X ETF	3,882	16,182	—	—	12,300	12,300
Direxion Daily F Bull 2X ETF	3,882	16,018	—	—	12,136	12,136
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	—	—	—	—	—	—
Direxion Daily GOOGL Bear 1X Shares	2,369	11,927	17,435	18,180	11,927	47,542
Direxion Daily GOOGL Bull 2X Shares	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	—	—	—	—	—
Direxion Daily LLY Bear 1X Shares	9,078	22,126	—	—	13,048	13,048
Direxion Daily LLY Bull 2X Shares	9,104	16,591	—	—	7,487	7,487
Direxion Daily LMT Bear 1X ETF	957	15,306	—	—	14,349	14,349
Direxion Daily LMT Bull 2X Shares	956	14,714	—	—	13,758	13,758
Direxion Daily Magnificent 7 Bear 1X Shares	1,161	44,482	—	32,895	44,482	77,377
Direxion Daily Magnificent 7 Bull 2X Shares	22,674	12,317	—	3,622	12,317	15,939
Direxion Daily META Bear 1X Shares	86	11,581	—	19,757	11,581	31,338
Direxion Daily META Bull 2X Shares	21,184	—	—	—	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	—	—	—	—	—	—
Direxion Daily MSCI India Bull 2X Shares	—	—	—	—	—	—
Direxion Daily MSFT Bear 1X Shares	2,114	10,605	15,315	13,885	10,605	39,805
Direxion Daily MSFT Bull 2X Shares	—	—	—	—	—	—
Direxion Daily MU Bear 1X Shares	780	15,201	—	10,682	15,201	25,883
Direxion Daily MU Bull 2X Shares	13,519	2,172	—	—	49	49

221

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
			October 31, 2026	October 31, 2027	October 31, 2028
Direxion Daily NFLX Bear 1X Shares	$1,300	$9,933	$—	$16,785	$9,933	$26,718
Direxion Daily NFLX Bull 2X Shares	20,323	2,304	—	—	—	—
Direxion Daily NVDA Bear 1X Shares	9,437	1,026	—	29,331	1,026	30,357
Direxion Daily NVDA Bull 2X Shares	—	—	—	—	—	—
Direxion Daily NYSE FANG+ Bull 2X Shares	40,478	19	—	—	—	—
Direxion Daily PANW Bear 1X Shares	7,734	22,718	—	—	14,984	14,984
Direxion Daily PANW Bull 2X Shares	7,734	19,257	—	—	11,523	11,523
Direxion Daily PLTR Bear 1X Shares	5,209	5,209	—	—	—	—
Direxion Daily PLTR Bull 2X Shares	1,548	1,548	—	—	—	—
Direxion Daily QCOM Bear 1X ETF	2,723	17,240	—	—	14,517	14,517
Direxion Daily QCOM Bull 2X ETF	2,723	16,941	—	—	14,218	14,218
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	5,067	8,094	21,243	6,901	8,094	36,238
Direxion Daily S&P 500® Bear 1X Shares	2,740	84,829	205,611	117,395	84,829	407,835
Direxion Daily S&P 500® Bull 2X Shares	7,682	99,593	131,626	93,531	99,593	324,750
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	3,287	6,169	20,519	1,989	6,169	28,677
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	—	—
Direxion Daily Semiconductors Top 5 Bear 2X ETF	175	15,049	—	—	14,874	14,874
Direxion Daily Semiconductors Top 5 Bull 2X ETF	175	14,566	—	—	14,391	14,391
Direxion Daily SHOP Bear 1X ETF	3,182	15,165	—	—	11,983	11,983
Direxion Daily SHOP Bull 2X ETF	3,182	14,236	—	—	11,054	11,054
Direxion Daily Technology Top 5 Bear 2X ETF	174	15,010	—	—	14,836	14,836
Direxion Daily Technology Top 5 Bull 2X ETF	174	14,671	—	—	14,497	14,497
Direxion Daily TSLA Bear 1X Shares	—	—	—	—	—	—
Direxion Daily TSLA Bull 2X Shares	—	—	—	—	—	—
Direxion Daily TSM Bear 1X Shares	727	15,620	—	10,848	15,620	26,468

222

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
			October 31, 2026	October 31, 2027	October 31, 2028
Direxion Daily TSM Bull 2X Shares	$11,564	$—	$—	$—	$—	$—
Direxion Daily Uranium Industry Bull 2X Shares	2,077	20,668	—	23,791	20,668	44,459
Direxion Daily XOM Bear 1X Shares	3,686	21,125	—	—	17,439	17,439
Direxion Daily XOM Bull 2X Shares	3,686	20,742	—	—	17,056	17,056

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement, and waiver of any expenses as of October 31, 2025, is presented on the Statement of Assets and Liabilities as Due from (to) Adviser, net.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.
7. FAIR VALUE MEASUREMENTS
The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:
Level 1  –
Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments at October 31, 2025:

Funds	Asset Class				Liability Class
	Level 1			Level 2	Level 2
	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily AAPL Bear 1X Shares	$—	$—	$22,822,415	$—	$(2,098,561)
Direxion Daily AAPL Bull 2X Shares	—	24,653,418	197,127,311	93,325,829	—
Direxion Daily AI and Big Data Bear 2X Shares	—	—	3,179,391	—	(431,083)
Direxion Daily AI and Big Data Bull 2X Shares	—	39,272,506	7,665,609	10,219,893	(10,380)
Direxion Daily AMD Bear 1X Shares	—	—	28,406,099	16,140	(4,249,649)
Direxion Daily AMD Bull 2X Shares	—	4,437,023	56,654,211	33,530,872	(122)
Direxion Daily AMZN Bear 1X Shares	—	—	6,559,911	—	(581,404)
Direxion Daily AMZN Bull 2X Shares	—	45,857,677	358,823,887	71,593,034	—

223

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Funds	Asset Class				Liability Class
	Level 1			Level 2	Level 2
	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily AVGO Bear 1X Shares	$—	$—	$12,639,198	$—	$(1,044,354)
Direxion Daily AVGO Bull 2X Shares	—	17,448,015	109,542,139	33,864,969	(671,849)
Direxion Daily BA Bear 1X Shares	—	—	2,516,167	177,772	(71,092)
Direxion Daily BA Bull 2X Shares	—	3,394,826	19,086,829	264,223	(1,526,521)
Direxion Daily Biotech Top 5 Bull 2X ETF	—	1,581,412	1,184,117	275,714	—
Direxion Daily BRKB Bear 1X Shares	—	—	2,911,853	180,127	—
Direxion Daily BRKB Bull 2X Shares	—	11,496,298	71,318,700	—	(6,811,577)
Direxion Daily Crypto Industry Bear 1X Shares	—	—	1,758,546	—	(317,259)
Direxion Daily Crypto Industry Bull 2X Shares	—	5,411,642	1,482,034	1,403,369	(3,645)
Direxion Daily CSCO Bear 1X ETF	—	—	2,451,614	—	(152,526)
Direxion Daily CSCO Bull 2X ETF	—	780,815	3,185,883	410,463	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	33,146,662	—	126,937,471	40,485,093	—
Direxion Daily CSI China Internet Index Bull 2X Shares	179,550,321	—	157,462,263	81,589,573	—
Direxion Daily Energy Bear 2X Shares	—	—	18,107,031	500,547	(139,781)
Direxion Daily Energy Bull 2X Shares	—	161,050,083	58,653,284	9,359,092	(161,439)
Direxion Daily Energy Top 5 Bull 2X ETF	—	1,039,218	476,981	—	(99,353)
Direxion Daily F Bear 1X ETF	—	—	2,300,437	—	(242,221)
Direxion Daily F Bull 2X ETF	—	433,290	3,370,340	969,014	(25,648)
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	150,291,432	9,351,385	(36,076,052)
Direxion Daily Gold Miners Index Bull 2X Shares	657,676,343	—	676,570,341	348,456,333	(46,182,609)
Direxion Daily GOOGL Bear 1X Shares	—	—	13,160,838	—	(910,328)
Direxion Daily GOOGL Bull 2X Shares	—	56,287,490	690,780,378	358,756,732	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	69,809,830	—	(23,845,401)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	208,997,721	—	350,239,654	267,625,490	(17,142,537)
Direxion Daily LLY Bear 1X Shares	—	—	4,344,960	2,335	(421,252)
Direxion Daily LLY Bull 2X Shares	—	3,036,404	13,544,059	7,152,251	—
Direxion Daily LMT Bear 1X ETF	—	—	2,376,058	—	(206,227)
Direxion Daily LMT Bull 2X ETF	—	492	4,005,381	959,957	—
Direxion Daily Magnificent 7 Bear 1X Shares	—	—	17,345,245	—	(1,875,236)
Direxion Daily Magnificent 7 Bull 2X Shares	—	89,871,444	28,067,058	19,397,377	—
Direxion Daily META Bear 1X Shares	—	—	7,589,931	969,238	—
Direxion Daily META Bull 2X Shares	—	98,095,355	636,902,519	—	(59,899,635)
Direxion Daily MSCI Brazil Bull 2X Shares	60,448,012	—	94,443,639	35,894,494	—
Direxion Daily MSCI India Bull 2X Shares	31,377,997	—	39,719,527	1,121,705	(1,914,679)

224

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Funds	Asset Class				Liability Class
	Level 1			Level 2	Level 2
	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily MSFT Bear 1X Shares	$—	$—	$8,847,835	$187,805	$(36,670)
Direxion Daily MSFT Bull 2X Shares	—	30,000,876	209,513,567	8,903,588	(3,548,310)
Direxion Daily MU Bear 1X Shares	—	—	33,104,730	—	(2,922,669)
Direxion Daily MU Bull 2X Shares	—	56,083,475	209,791,984	87,179,160	—
Direxion Daily NFLX Bear 1X Shares	—	—	6,317,199	522,623	—
Direxion Daily NFLX Bull 2X Shares	—	16,184,310	120,130,074	—	(5,553,329)
Direxion Daily NVDA Bear 1X Shares	—	—	30,322,881	—	(2,670,403)
Direxion Daily NVDA Bull 2X Shares	—	94,945,536	629,009,632	173,029,038	—
Direxion Daily NYSE FANG+ Bull 2X Shares	—	60,085,205	75,378,820	43,810,339	—
Direxion Daily PANW Bear 1X Shares	—	—	3,449,700	—	(400,540)
Direxion Daily PANW Bull 2X Shares	—	968,836	10,877,452	3,979,418	—
Direxion Daily PLTR Bear 1X Shares	—	—	41,384,866	—	(6,040,405)
Direxion Daily PLTR Bull 2X Shares	—	72,998,545	491,577,165	211,716,982	—
Direxion Daily QCOM Bear 1X ETF	—	—	2,919,113	—	(305,593)
Direxion Daily QCOM Bull 2X ETF	—	1,445,572	4,921,487	961,232	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	16,371,462	—	18,771,349	9,921,688	—
Direxion Daily S&P 500® Bear 1X Shares	—	—	124,584,661	—	(4,140,228)
Direxion Daily S&P 500® Bull 2X Shares	—	191,232,410	11,202,093	31,870,389	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	50,535,122	5,098,830	(1,457,048)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	165,337,681	63,863,870	7,502,092	(6,292,094)
Direxion Daily Semiconductors Top 5 Bear 2X ETF	—	—	2,082,458	—	(389,194)
Direxion Daily Semiconductors Top 5 Bull 2X ETF	—	1,954,555	2,842,979	745,637	(6,323)
Direxion Daily SHOP Bear 1X ETF	—	—	3,313,591	—	(349,925)
Direxion Daily SHOP Bull 2X ETF	—	174	6,773,913	1,662,513	(57,591)
Direxion Daily Technology Top 5 Bear 2X ETF	—	—	2,427,234	—	(150,529)
Direxion Daily Technology Top 5 Bull 2X ETF	—	2,139,140	1,419,394	110,066	—
Direxion Daily TSLA Bear 1X Shares	—	—	86,092,226	—	(10,992,722)
Direxion Daily TSLA Bull 2X Shares	—	1,442,342,438	6,230,147,761	3,266,118,107	—
Direxion Daily TSM Bear 1X Shares	—	—	3,652,470	—	(552,597)
Direxion Daily TSM Bull 2X Shares	—	30,348,838	225,969,172	55,313,372	—
Direxion Daily Uranium Industry Bull 2X Shares	24,647,386	—	49,386,671	12,545,367	(29,201)
Direxion Daily XOM Bear 1X Shares	—	—	2,407,338	—	(83,074)
Direxion Daily XOM Bull 2X Shares	—	497,352	2,613,185	190,377	—

For further detail on each asset class, see each Fund’s Schedule of Investments.
*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).

225

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, and b) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
There were no Level 3 securities held by the Funds or any transfers between levels during the period ended October 31, 2025.
8. VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.
Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of October 31, 2025, the Funds were invested in swap contracts. At October 31, 2025, the fair values of derivative instruments, by primary risk, were as follows:
Swap Contracts

	Asset Derivatives[1]
Fund	Equity Risk	Total
Direxion Daily AAPL Bull 2X Shares	$93,325,829	$93,325,829
Direxion Daily AI and Big Data Bull 2X Shares	10,219,893	10,219,893
Direxion Daily AMD Bear 1X Shares	16,140	16,140
Direxion Daily AMD Bull 2X Shares	33,530,872	33,530,872
Direxion Daily AMZN Bull 2X Shares	71,593,034	71,593,034
Direxion Daily AVGO Bull 2X Shares	33,864,969	33,864,969
Direxion Daily BA Bear 1X Shares	177,772	177,772
Direxion Daily BA Bull 2X Shares	264,223	264,223
Direxion Daily Biotech Top 5 Bull 2X ETF	275,714	275,714
Direxion Daily BRKB Bear 1X Shares	180,127	180,127
Direxion Daily Crypto Industry Bull 2X Shares	1,403,369	1,403,369
Direxion Daily CSCO Bull 2X ETF	410,463	410,463
Direxion Daily CSI 300 China A Share Bull 2X Shares	40,485,093	40,485,093
Direxion Daily CSI China Internet Index Bull 2X Shares	81,589,573	81,589,573
Direxion Daily Energy Bear 2X Shares	500,547	500,547
Direxion Daily Energy Bull 2X Shares	9,359,092	9,359,092
Direxion Daily F Bull 2X ETF	969,014	969,014
Direxion Daily Gold Miners Index Bear 2X Shares	9,351,385	9,351,385
Direxion Daily Gold Miners Index Bull 2X Shares	348,456,333	348,456,333
Direxion Daily GOOGL Bull 2X Shares	358,756,732	358,756,732
Direxion Daily Junior Gold Miners Index Bull 2X Shares	267,625,490	267,625,490
Direxion Daily LLY Bear 1X Shares	2,335	2,335
Direxion Daily LLY Bull 2X Shares	7,152,251	7,152,251
Direxion Daily LMT Bull 2X ETF	959,957	959,957
Direxion Daily Magnificent 7 Bull 2X Shares	19,397,377	19,397,377
Direxion Daily META Bear 1X Shares	969,238	969,238
Direxion Daily MSCI Brazil Bull 2X Shares	35,894,494	35,894,494
Direxion Daily MSCI India Bull 2X Shares	1,121,705	1,121,705

226

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Asset Derivatives[1]
Fund	Equity Risk	Total
Direxion Daily MSFT Bear 1X Shares	$187,805	$187,805
Direxion Daily MSFT Bull 2X Shares	8,903,588	8,903,588
Direxion Daily MU Bull 2X Shares	87,179,160	87,179,160
Direxion Daily NFLX Bear 1X Shares	522,623	522,623
Direxion Daily NVDA Bull 2X Shares	173,029,038	173,029,038
Direxion Daily NYSE FANG+ Bull 2X Shares	43,810,339	43,810,339
Direxion Daily PANW Bull 2X Shares	3,979,418	3,979,418
Direxion Daily PLTR Bull 2X Shares	211,716,982	211,716,982
Direxion Daily QCOM Bull 2X ETF	961,232	961,232
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	9,921,688	9,921,688
Direxion Daily S&P 500® Bull 2X Shares	31,870,389	31,870,389
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	5,098,830	5,098,830
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	7,502,092	7,502,092
Direxion Daily Semiconductors Top 5 Bull 2X ETF	745,637	745,637
Direxion Daily SHOP Bull 2X ETF	1,662,513	1,662,513
Direxion Daily Technology Top 5 Bull 2X ETF	110,066	110,066
Direxion Daily TSLA Bull 2X Shares	3,266,118,107	3,266,118,107
Direxion Daily TSM Bull 2X Shares	55,313,372	55,313,372
Direxion Daily Uranium Industry Bull 2X Shares	12,545,367	12,545,367
Direxion Daily XOM Bull 2X Shares	190,377	190,377

Swap Contracts

	Liability Derivatives[2]
Fund	Equity Risk	Total
Direxion Daily AAPL Bear 1X Shares	$2,098,561	$2,098,561
Direxion Daily AI and Big Data Bear 2X Shares	431,083	431,083
Direxion Daily AI and Big Data Bull 2X Shares	10,380	10,380
Direxion Daily AMD Bear 1X Shares	4,249,649	4,249,649
Direxion Daily AMD Bull 2X Shares	122	122
Direxion Daily AMZN Bear 1X Shares	581,404	581,404
Direxion Daily AVGO Bear 1X Shares	1,044,354	1,044,354
Direxion Daily AVGO Bull 2X Shares	671,849	671,849
Direxion Daily BA Bear 1X Shares	71,092	71,092
Direxion Daily BA Bull 2X Shares	1,526,521	1,526,521
Direxion Daily BRKB Bull 2X Shares	6,811,577	6,811,577
Direxion Daily Crypto Industry Bear 1X Shares	317,259	317,259
Direxion Daily Crypto Industry Bull 2X Shares	3,645	3,645
Direxion Daily CSCO Bear 1X ETF	152,526	152,526
Direxion Daily Energy Bear 2X Shares	139,781	139,781
Direxion Daily Energy Bull 2X Shares	161,439	161,439
Direxion Daily Energy Top 5 Bull 2X ETF	99,353	99,353
Direxion Daily F Bear 1X ETF	242,221	242,221
Direxion Daily F Bull 2X ETF	25,648	25,648
Direxion Daily Gold Miners Index Bear 2X Shares	36,076,052	36,076,052
Direxion Daily Gold Miners Index Bull 2X Shares	46,182,609	46,182,609
Direxion Daily GOOGL Bear 1X Shares	910,328	910,328
Direxion Daily Junior Gold Miners Index Bear 2X Shares	23,845,401	23,845,401
Direxion Daily Junior Gold Miners Index Bull 2X Shares	17,142,537	17,142,537
Direxion Daily LLY Bear 1X Shares	421,252	421,252

227

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Liability Derivatives[2]
Fund	Equity Risk	Total
Direxion Daily LMT Bear 1X ETF	$206,227	$206,227
Direxion Daily Magnificent 7 Bear 1X Shares	1,875,236	1,875,236
Direxion Daily META Bull 2X Shares	59,899,635	59,899,635
Direxion Daily MSCI India Bull 2X Shares	1,914,679	1,914,679
Direxion Daily MSFT Bear 1X Shares	36,670	36,670
Direxion Daily MSFT Bull 2X Shares	3,548,310	3,548,310
Direxion Daily MU Bear 1X Shares	2,922,669	2,922,669
Direxion Daily NFLX Bull 2X Shares	5,553,329	5,553,329
Direxion Daily NVDA Bear 1X Shares	2,670,403	2,670,403
Direxion Daily PANW Bear 1X Shares	400,540	400,540
Direxion Daily PLTR Bear 1X Shares	6,040,405	6,040,405
Direxion Daily QCOM Bear 1X ETF	305,593	305,593
Direxion Daily S&P 500® Bear 1X Shares	4,140,228	4,140,228
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	1,457,048	1,457,048
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	6,292,094	6,292,094
Direxion Daily Semiconductors Top 5 Bear 2X ETF	389,194	389,194
Direxion Daily Semiconductors Top 5 Bull 2X ETF	6,323	6,323
Direxion Daily SHOP Bear 1X ETF	349,925	349,925
Direxion Daily SHOP Bull 2X ETF	57,591	57,591
Direxion Daily Technology Top 5 Bear 2X ETF	150,529	150,529
Direxion Daily TSLA Bear 1X Shares	10,992,722	10,992,722
Direxion Daily TSM Bear 1X Shares	552,597	552,597
Direxion Daily Uranium Industry Bull 2X Shares	29,201	29,201
Direxion Daily XOM Bear 1X Shares	83,074	83,074

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.
[2]	Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.
Transactions in derivative instruments during the period ended October 31, 2025, by primary risk, were as follows:

Fund		Net Realized Gain (Loss)[1] Equity Risk	Net Unrealized Appreciation/ (Depreciation)[2] Equity Risk
Direxion Daily AAPL Bear 1X Shares	Swap Contracts	$(3,119,579)	$(1,976,711)
Direxion Daily AAPL Bull 2X Shares	Swap Contracts	35,696,898	86,801,965
Direxion Daily AI and Big Data Bear 2X Shares	Swap Contracts	(1,783,739)	(287,021)
Direxion Daily AI and Big Data Bull 2X Shares	Swap Contracts	(560,456)	9,707,340
Direxion Daily AMD Bear 1X Shares	Swap Contracts	(5,611,149)	(4,233,509)
Direxion Daily AMD Bull 2X Shares	Swap Contracts	9,145,542	33,530,750
Direxion Daily AMZN Bear 1X Shares	Swap Contracts	(473,435)	(592,015)
Direxion Daily AMZN Bull 2X Shares	Swap Contracts	15,154,613	75,187,388
Direxion Daily AVGO Bear 1X Shares	Swap Contracts	(4,480,986)	(1,249,041)
Direxion Daily AVGO Bull 2X Shares	Swap Contracts	47,535,844	33,687,525
Direxion Daily BA Bear 1X Shares	Swap Contracts	(633,724)	106,680
Direxion Daily BA Bull 2X Shares	Swap Contracts	49,928	(1,262,298)
Direxion Daily Biotech Top 5 Bull 2X ETF	Swap Contracts	(3,585)	275,714
Direxion Daily BRKB Bear 1X Shares	Swap Contracts	(262,861)	180,127
Direxion Daily BRKB Bull 2X Shares	Swap Contracts	(5,652,357)	(6,811,577)
Direxion Daily Crypto Industry Bear 1X Shares	Swap Contracts	(625,250)	(466,618)
Direxion Daily Crypto Industry Bull 2X Shares	Swap Contracts	266,617	1,430,606
Direxion Daily CSCO Bear 1X ETF	Swap Contracts	(51,045)	(152,526)

228

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Fund		Net Realized Gain (Loss)[1] Equity Risk	Net Unrealized Appreciation/ (Depreciation)[2] Equity Risk
Direxion Daily CSCO Bull 2X Shares	Swap Contracts	$(236,269)	$410,463
Direxion Daily CSI 300 China A Share Bull 2X Shares	Swap Contracts	(79,099,490)	89,174,470
Direxion Daily CSI China Internet Index Bull 2X Shares	Swap Contracts	22,676,767	36,867,254
Direxion Daily Energy Bear 2X Shares	Swap Contracts	2,332,699	(1,863,859)
Direxion Daily Energy Bull 2X Shares	Swap Contracts	(10,781,014)	(1,744,993)
Direxion Daily Energy Top 5 Bull 2X ETF	Swap Contracts	(15,415)	(99,353)
Direxion Daily F Bear 1X ETF	Swap Contracts	(205,777)	(242,221)
Direxion Daily F Bull 2X Shares	Swap Contracts	(40,457)	943,366
Direxion Daily Gold Miners Index Bear 2X Shares	Swap Contracts	(112,938,849)	(15,459,828)
Direxion Daily Gold Miners Index Bull 2X Shares	Swap Contracts	362,462,585	122,770,302
Direxion Daily GOOGL Bear 1X Shares	Swap Contracts	(2,517,953)	(834,948)
Direxion Daily GOOGL Bull 2X Shares	Swap Contracts	42,156,842	345,206,184
Direxion Daily Junior Gold Miners Index Bear 2X Shares	Swap Contracts	(74,199,049)	(11,779,845)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	Swap Contracts	197,153,367	124,984,537
Direxion Daily LLY Bear 1X Shares	Swap Contracts	(480,062)	(418,917)
Direxion Daily LLY Bull 2X Shares	Swap Contracts	1,467,249	7,152,251
Direxion Daily LMT Bear 1X ETF	Swap Contracts	(128,987)	(206,227)
Direxion Daily LMT Bull 2X ETF	Swap Contracts	10,120	959,957
Direxion Daily Magnificent 7 Bear 1X Shares	Swap Contracts	(2,351,292)	(1,774,025)
Direxion Daily Magnificent 7 Bull 2X Shares	Swap Contracts	4,605,437	18,771,166
Direxion Daily META Bear 1X Shares	Swap Contracts	(1,271,333)	1,172,816
Direxion Daily META Bull 2X Shares	Swap Contracts	15,772,308	(63,632,888)
Direxion Daily MSCI Brazil Bull 2X Shares	Swap Contracts	(26,968,237)	47,108,967
Direxion Daily MSCI India Bull 2X Shares	Swap Contracts	656,008	(10,314,637)
Direxion Daily MSFT Bear 1X Shares	Swap Contracts	(2,011,797)	(352,258)
Direxion Daily MSFT Bull 2X Shares	Swap Contracts	17,089,063	15,894,245
Direxion Daily MU Bear 1X Shares	Swap Contracts	(2,304,138)	(3,002,781)
Direxion Daily MU Bull 2X Shares	Swap Contracts	13,114,909	87,708,873
Direxion Daily NFLX Bear 1X Shares	Swap Contracts	(2,821,562)	633,576
Direxion Daily NFLX Bull 2X Shares	Swap Contracts	14,151,832	(5,937,606)
Direxion Daily NVDA Bear 1X Shares	Swap Contracts	(14,192,239)	(1,659,926)
Direxion Daily NVDA Bull 2X Shares	Swap Contracts	248,871,243	63,692,609
Direxion Daily NYSE FANG+ Bull 2X Shares	Swap Contracts	16,419,165	31,555,271
Direxion Daily PANW Bear 1X Shares	Swap Contracts	(276,342)	(400,540)
Direxion Daily PANW Bull 2X Shares	Swap Contracts	523,025	3,979,418
Direxion Daily PLTR Bear 1X Shares	Swap Contracts	(23,615,280)	(6,040,405)
Direxion Daily PLTR Bull 2X Shares	Swap Contracts	344,056,884	211,716,982
Direxion Daily QCOM Bear 1X Shares	Swap Contracts	(223,535)	(305,593)
Direxion Daily QCOM Bull 2X Shares	Swap Contracts	(200,302)	961,232
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Swap Contracts	(898,466)	7,215,956
Direxion Daily S&P 500® Bear 1X Shares	Swap Contracts	(27,735,028)	3,654,350
Direxion Daily S&P 500® Bull 2X Shares	Swap Contracts	16,642,455	11,114,971
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	Swap Contracts	11,057,898	(5,512,771)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	Swap Contracts	(44,871,274)	21,008,030
Direxion Daily Semiconductors Top 5 Bear 2X ETF	Swap Contracts	(414,919)	(389,194)
Direxion Daily Semiconductors Top 5 Bull 2X ETF	Swap Contracts	(44,394)	739,314
Direxion Daily SHOP Bear 1X ETF	Swap Contracts	(673,772)	(349,925)
Direxion Daily SHOP Bull 2X ETF	Swap Contracts	1,296,507	1,604,922

229

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Fund		Net Realized Gain (Loss)[1] Equity Risk	Net Unrealized Appreciation/ (Depreciation)[2] Equity Risk
Direxion Daily Technology Top 5 Bear 2X ETF	Swap Contracts	$(70,142)	$(150,529)
Direxion Daily Technology Top 5 Bull 2X ETF	Swap Contracts	(6,906)	110,066
Direxion Daily TSLA Bear 1X Shares	Swap Contracts	(41,346,161)	(10,867,084)
Direxion Daily TSLA Bull 2X Shares	Swap Contracts	1,299,749,371	2,847,256,270
Direxion Daily TSM Bear 1X Shares	Swap Contracts	(506,260)	(559,267)
Direxion Daily TSM Bull 2X Shares	Swap Contracts	16,044,178	56,056,858
Direxion Daily Uranium Industry Bull 2X Shares	Swap Contracts	(11,313)	11,960,932
Direxion Daily XOM Bear 1X Shares	Swap Contracts	(91,016)	(83,074)
Direxion Daily XOM Bull 2X Shares	Swap Contracts	(146,385)	190,377

[1]	Statements of Operations location: Net realized gain (loss) on swap contracts.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.
For the period ended October 31, 2025, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily AAPL Bear 1X Shares	$—	$32,319,572
Direxion Daily AAPL Bull 2X Shares	275,342,918	—
Direxion Daily AI and Big Data Bear 2X Shares	—	3,838,959
Direxion Daily AI and Big Data Bull 2X Shares	23,505,430	—
Direxion Daily AMD Bear 1X Shares	—	7,677,772
Direxion Daily AMD Bull 2X Shares	40,475,923	—
Direxion Daily AMZN Bear 1X Shares	—	6,462,133
Direxion Daily AMZN Bull 2X Shares	458,120,237	—
Direxion Daily AVGO Bear 1X Shares	—	5,750,286
Direxion Daily AVGO Bull 2X Shares	119,250,572	—
Direxion Daily BA Bear 1X Shares	—	1,619,208
Direxion Daily BA Bull 2X Shares	16,785,557	—
Direxion Daily Biotech Top 5 Bull 2X ETF	2,654,630	—
Direxion Daily BRKB Bear 1X Shares	—	2,373,922
Direxion Daily BRKB Bull 2X Shares	71,148,676	—
Direxion Daily Crypto Industry Bear 1X Shares	—	2,192,498
Direxion Daily Crypto Industry Bull 2X Shares	6,021,092	—
Direxion Daily CSCO Bear 1X ETF	—	1,545,025
Direxion Daily CSCO Bull 2X ETF	4,711,674	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	329,326,083	—
Direxion Daily CSI China Internet Index Bull 2X Shares	423,424,908	—
Direxion Daily Energy Bear 2X Shares	—	42,088,368
Direxion Daily Energy Bull 2X Shares	295,593,296	—
Direxion Daily Energy Top 5 Bull 2X ETF	1,843,987	—
Direxion Daily F Bear 1X ETF	—	1,456,123
Direxion Daily F Bull 2X ETF	3,789,984	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	207,625,778
Direxion Daily Gold Miners Index Bull 2X Shares	769,665,022	—
Direxion Daily GOOGL Bear 1X Shares	—	5,787,063
Direxion Daily GOOGL Bull 2X Shares	564,506,408	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	111,479,150

230

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NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily Junior Gold Miners Index Bull 2X Shares	$430,751,099	$—
Direxion Daily LLY Bear 1X Shares	—	2,519,810
Direxion Daily LLY Bull 2X Shares	10,728,017	—
Direxion Daily LMT Bear 1X ETF	—	979,445
Direxion Daily LMT Bull 2X ETF	4,323,792	—
Direxion Daily Magnificent 7 Bear 1X Shares	—	6,421,248
Direxion Daily Magnificent 7 Bull 2X Shares	116,152,096	—
Direxion Daily META Bear 1X Shares	—	9,109,433
Direxion Daily META Bull 2X Shares	424,189,059	—
Direxion Daily MSCI Brazil Bull 2X Shares	158,179,567	—
Direxion Daily MSCI India Bull 2X Shares	115,729,243	—
Direxion Daily MSFT Bear 1X Shares	—	9,142,223
Direxion Daily MSFT Bull 2X Shares	325,498,653	—
Direxion Daily MU Bear 1X Shares	—	8,303,548
Direxion Daily MU Bull 2X Shares	109,996,579	—
Direxion Daily NFLX Bear 1X Shares	—	7,527,540
Direxion Daily NFLX Bull 2X Shares	114,994,952	—
Direxion Daily NVDA Bear 1X Shares	—	32,363,114
Direxion Daily NVDA Bull 2X Shares	1,077,702,958	—
Direxion Daily NYSE FANG+ Bull 2X Shares	144,224,493	—
Direxion Daily PANW Bear 1X Shares	—	2,153,673
Direxion Daily PANW Bull 2X Shares	10,712,767	—
Direxion Daily PLTR Bear 1X Shares	—	25,842,582
Direxion Daily PLTR Bull 2X Shares	495,519,821	—
Direxion Daily QCOM Bear 1X ETF	—	1,693,422
Direxion Daily QCOM Bull 2X ETF	5,998,679	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	40,324,585	—
Direxion Daily S&P 500® Bear 1X Shares	—	142,916,903
Direxion Daily S&P 500® Bull 2X Shares	165,857,104	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	98,580,306
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	350,006,076	—
Direxion Daily Semiconductors Top 5 Bear 2X ETF	—	1,504,029
Direxion Daily Semiconductors Top 5 Bull 2X ETF	4,690,690	—
Direxion Daily SHOP Bear 1X ETF	—	1,301,417
Direxion Daily SHOP Bull 2X ETF	7,593,975	—
Direxion Daily Technology Top 5 Bear 2X ETF	—	2,202,159
Direxion Daily Technology Top 5 Bull 2X ETF	3,571,884	—
Direxion Daily TSLA Bear 1X Shares	—	67,316,836
Direxion Daily TSLA Bull 2X Shares	8,885,762,156	—
Direxion Daily TSM Bear 1X Shares	—	3,648,511
Direxion Daily TSM Bull 2X Shares	213,596,497	—
Direxion Daily Uranium Industry Bull 2X Shares	24,099,886	—
Direxion Daily XOM Bear 1X Shares	—	1,804,708
Direxion Daily XOM Bull 2X Shares	3,990,833	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of -100%, 200%, or -200% daily performance of their respective index.

231

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
9. PRINCIPAL RISKS
Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.
Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.
Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.
Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.
In addition, the Fund’s investments in derivatives are subject to the following risks:
• Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.
• Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held

232

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NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. Futures contracts are also subject to leverage risk.
Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap and futures contracts may be used to create leverage. Certain Funds employ leveraged investment techniques to achieve its investment objective.
Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.
Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
10. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
In this reporting period, the Trust adopted Financial Accounting Standards Board ASU 2023-07, Segment Reporting (Topic 280). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of the Direxion Shares ETF Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal investment strategies as described in its prospectus and executed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures. Adoption of the new standard impacted financial statements disclosures only and did not affect any Fund’s financial position or the results of its operations.

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NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
11. ADDITIONAL INFORMATION
On November 4, 2024, and September 29, 2025, shares of the following Funds were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily Gold Miners Index Bear 2X Shares	11/04/2024	1:10	5.29	52.90	18,410,171	1,841,017
Direxion Daily NVDA Bear 1X Shares	09/29/2025	1:10	4.10	41.00	6,975,001	697,500

12. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
On December 9, 2025, certain Funds declared capital gain distributions with an ex-date of December 10, 2025 and payable date of December 17, 2025. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Short Term Capital Gain Distribution
Direxion Daily AAPL Bull 2X Shares	$2.17239
Direxion Daily AI and Big Data Bull 2X Shares	1.06213
Direxion Daily AMD Bull 2X Shares	6.70210
Direxion Daily AMZN Bull 2X Shares	1.20267
Direxion Daily AVGO Bull 2X Shares	12.18125
Direxion Daily BA Bull 2X Shares	0.12039
Direxion Daily Biotech Top 5 Bull 2X ETF	0.31143
Direxion Daily Crypto Industry Bull 2X Shares	0.93497
Direxion Daily GOOGL Bull 2X Shares	2.85053
Direxion Daily LLY Bull 2X Shares	2.75962
Direxion Daily LMT Bull 2X ETF	0.64875
Direxion Daily Magnificent 7 Bull 2X Shares	5.30835
Direxion Daily META Bull 2X Shares	0.10937
Direxion Daily MSFT Bull 2X Shares	2.30023
Direxion Daily MU Bull 2X Shares	3.63207
Direxion Daily NFLX Bull 2X Shares	1.35997
Direxion Daily NVDA Bull 2X Shares	4.43886
Direxion Daily NYSE FANG+ Bull 2X Shares	22.73427
Direxion Daily PANW Bull 2X Shares	1.48958
Direxion Daily PLTR Bull 2X Shares	15.77642
Direxion Daily S&P 500® Bull 2X Shares	1.90575
Direxion Daily Semiconductors Top 5 Bull 2X ETF	0.59627
Direxion Daily SHOP Bull 2X ETF	5.55870
Direxion Daily Technology Top 5 Bear 2X ETF	0.03694
Direxion Daily TSLA Bull 2X Shares	0.57939
Direxion Daily TSM Bull 2X Shares	3.10834
Direxion Daily Uranium Industry Bull 2X Shares	2.34655

234

DIREXION SHARES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
On December 22, 2025, certain Funds declared income distributions with an ex-date of December 23, 2025 and payable date of December 31, 2025. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Daily AAPL Bear 1X Shares	$0.10846
Direxion Daily AAPL Bull 2X Shares	0.18581
Direxion Daily AI and Big Data Bear 2X Shares	0.04846
Direxion Daily AMD Bear 1X Shares	0.15694
Direxion Daily AMD Bull 2X Shares	0.31713
Direxion Daily AMZN Bear 1X Shares	0.07738
Direxion Daily AMZN Bull 2X Shares	0.25002
Direxion Daily AVGO Bear 1X Shares	0.13072
Direxion Daily AVGO Bull 2X Shares	0.15843
Direxion Daily BA Bear 1X Shares	0.11731
Direxion Daily BA Bull 2X Shares	0.19481
Direxion Daily Biotech Top 5 Bull 2X ETF	0.10111
Direxion Daily BRKB Bear 1X Shares	0.11677
Direxion Daily BRKB Bull 2X Shares	0.21091
Direxion Daily Crypto Industry Bear 1X Shares	0.18897
Direxion Daily Crypto Industry Bull 2X Shares	0.00274
Direxion Daily CSCO Bear 1X ETF	0.14691
Direxion Daily CSCO Bull 2X ETF	0.18774
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.15380
Direxion Daily Energy Bear 2X Shares	0.07868
Direxion Daily Energy Bull 2X Shares	0.26537
Direxion Daily Energy Top 5 Bull 2X ETF	0.15978
Direxion Daily F Bear 1X ETF	0.26541
Direxion Daily F Bull 2X ETF	0.20295
Direxion Daily Gold Miners Index Bear 2X Shares	0.06541
Direxion Daily Gold Miners Index Bull 2X Shares	0.21568
Direxion Daily GOOGL Bear 1X Shares	0.06418
Direxion Daily GOOGL Bull 2X Shares	0.34414
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.02243
Direxion Daily Junior Gold Miners Index Bull 2X Shares	0.07102
Direxion Daily LLY Bear 1X Shares	0.61729
Direxion Daily LLY Bull 2X Shares	0.13209
Direxion Daily LMT Bear 1X ETF	0.23992
Direxion Daily LMT Bull 2X ETF	0.20353
Direxion Daily Magnificent 7 Bear 1X Shares	0.14585
Direxion Daily Magnificent 7 Bull 2X Shares	0.00976
Direxion Daily META Bear 1X Shares	0.13300
Direxion Daily META Bull 2X Shares	0.20902
Direxion Daily MSCI Brazil Bull 2X Shares	1.09392
Direxion Daily MSCI India Bull 2X Shares	0.20369
Direxion Daily MSFT Bear 1X Shares	0.08200
Direxion Daily MSFT Bull 2X Shares	0.26703
Direxion Daily MU Bear 1X Shares	0.03814
Direxion Daily MU Bull 2X Shares	0.37748
Direxion Daily NFLX Bear 1X Shares	0.16168
Direxion Daily NFLX Bull 2X Shares	0.17012

235

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NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)

Funds	Per Share Income Distribution
Direxion Daily NVDA Bear 1X Shares	$0.33783
Direxion Daily NVDA Bull 2X Shares	0.71958
Direxion Daily NYSE FANG+ Bull 2X Shares	0.17774
Direxion Daily PANW Bear 1X Shares	0.39541
Direxion Daily PANW Bull 2X Shares	0.11823
Direxion Daily PLTR Bear 1X Shares	0.04942
Direxion Daily PLTR Bull 2X Shares	0.55776
Direxion Daily QCOM Bear 1X ETF	0.18507
Direxion Daily QCOM Bull 2X ETF	0.20711
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	0.05907
Direxion Daily S&P 500® Bear 1X Shares	0.07532
Direxion Daily S&P 500® Bull 2X Shares	0.10223
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.03134
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	0.11179
Direxion Daily Semiconductors Top 5 Bear 2X ETF	0.18948
Direxion Daily Semiconductors Top 5 Bull 2X ETF	0.13731
Direxion Daily SHOP Bear 1X ETF	0.16224
Direxion Daily SHOP Bull 2X ETF	0.17951
Direxion Daily Technology Top 5 Bear 2X ETF	0.18117
Direxion Daily Technology Top 5 Bull 2X ETF	0.07296
Direxion Daily TSLA Bear 1X Shares	0.04946
Direxion Daily TSLA Bull 2X Shares	0.11222
Direxion Daily TSM Bear 1X Shares	0.10924
Direxion Daily TSM Bull 2X Shares	0.26240
Direxion Daily Uranium Industry Bull 2X Shares	0.18727
Direxion Daily XOM Bear 1X Shares	0.16922
Direxion Daily XOM Bull 2X Shares	0.18602

236

Direxion Shares ETF Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Direxion Daily AAPL Bear 1X Shares, Direxion Daily AAPL Bull 2X Shares, Direxion Daily AI and Big Data Bear 2X Shares, Direxion Daily AI and Big Data Bull 2X Shares, Direxion Daily AMD Bear 1X Shares, Direxion Daily AMD Bull 2X Shares, Direxion Daily AMZN Bear 1X Shares, Direxion Daily AMZN Bull 2X Shares, Direxion Daily AVGO Bear 1X Shares, Direxion Daily AVGO Bull 2X Shares, Direxion Daily BA Bear 1X Shares, Direxion Daily BA Bull 2X Shares, Direxion Daily Biotech Top 5 Bull 2X ETF, Direxion Daily BRKB Bear 1X Shares, Direxion Daily BRKB Bull 2X Shares, Direxion Daily Crypto Industry Bear 1X Shares, Direxion Daily Crypto Industry Bull 2X Shares, Direxion Daily CSCO Bear 1X ETF, Direxion Daily CSCO Bull 2X ETF, Direxion Daily CSI 300 China A Share Bull 2X Shares, Direxion Daily CSI China Internet Index Bull 2X Shares, Direxion Daily Energy Bear 2X Shares, Direxion Daily Energy Bull 2X Shares, Direxion Daily Energy Top 5 Bull 2X ETF, Direxion Daily F Bear 1X ETF, Direxion Daily F Bull 2X ETF, Direxion Daily Gold Miners Index Bear 2X Shares, Direxion Daily Gold Miners Index Bull 2X Shares, Direxion Daily GOOGL Bear 1X Shares, Direxion Daily GOOGL Bull 2X Shares, Direxion Daily Junior Gold Miners Index Bear 2X Shares, Direxion Daily Junior Gold Miners Index Bull 2X Shares, Direxion Daily LLY Bear 1X Shares, Direxion Daily LLY Bull 2X Shares, Direxion Daily LMT Bear 1X ETF, Direxion Daily LMT Bull 2X ETF, Direxion Daily Magnificent 7 Bear 1X Shares, Direxion Daily Magnificent 7 Bull 2X Shares, Direxion Daily META Bear 1X Shares, Direxion Daily META Bull 2X Shares, Direxion Daily MSCI Brazil Bull 2X Shares, Direxion Daily MSCI India Bull 2X Shares, Direxion Daily MSFT Bear 1X Shares, Direxion Daily MSFT Bull 2X Shares, Direxion Daily MU Bear 1X Shares, Direxion Daily MU Bull 2X Shares, Direxion Daily NFLX Bear 1X Shares, Direxion Daily NFLX Bull 2X Shares, Direxion Daily NVDA Bear 1X Shares, Direxion Daily NVDA Bull 2X Shares, Direxion Daily NYSE FANG+ Bull 2X Shares, Direxion Daily PANW Bear 1X Shares, Direxion Daily PANW Bull 2X Shares, Direxion Daily PLTR Bear 1X Shares, Direxion Daily PLTR Bull 2X Shares, Direxion Daily QCOM Bear 1X ETF, Direxion Daily QCOM Bull 2X ETF, Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares, Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily S&P 500® Bull 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares, Direxion Daily Semiconductors Top 5 Bear 2X ETF, Direxion Daily Semiconductors Top 5 Bull 2X ETF, Direxion Daily SHOP Bear 1X ETF, Direxion Daily SHOP Bull 2X ETF, Direxion Daily Technology Top 5 Bear 2X ETF, Direxion Daily Technology Top 5 Bull 2X ETF, Direxion Daily TSLA Bear 1X Shares, Direxion Daily TSLA Bull 2X Shares, Direxion Daily TSM Bear 1X Shares, Direxion Daily TSM Bull 2X Shares, Direxion Daily Uranium Industry Bull 2X Shares, Direxion Daily XOM Bear 1X Shares, Direxion Daily XOM Bull 2X Shares and the Board of Trustees of Direxion Shares ETF Trust.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Direxion Daily AAPL Bear 1X Shares, Direxion Daily AAPL Bull 2X Shares, Direxion Daily AI and Big Data Bear 2X Shares, Direxion Daily AI and Big Data Bull 2X Shares, Direxion Daily AMD Bear 1X Shares, Direxion Daily AMD Bull 2X Shares, Direxion Daily AMZN Bear 1X Shares, Direxion Daily AMZN Bull 2X Shares, Direxion Daily AVGO Bear 1X Shares, Direxion Daily AVGO Bull 2X Shares, Direxion Daily BA Bear 1X Shares, Direxion Daily BA Bull 2X Shares, Direxion Daily Biotech Top 5 Bull 2X ETF, Direxion Daily BRKB Bear 1X Shares, Direxion Daily BRKB Bull 2X Shares, Direxion Daily Crypto Industry Bear 1X Shares, Direxion Daily Crypto Industry Bull 2X Shares, Direxion Daily CSCO Bear 1X ETF, Direxion Daily CSCO Bull 2X ETF, Direxion Daily CSI 300 China A Share Bull 2X Shares, Direxion Daily CSI China Internet Index Bull 2X Shares, Direxion Daily Energy Bear 2X Shares, Direxion Daily Energy Bull 2X Shares, Direxion Daily Energy Top 5 Bull 2X ETF, Direxion Daily F Bear 1X ETF, Direxion Daily F Bull 2X ETF, Direxion Daily Gold Miners Index Bear 2X Shares, Direxion Daily Gold Miners Index Bull 2X Shares, Direxion Daily GOOGL Bear 1X Shares, Direxion Daily GOOGL Bull 2X Shares, Direxion Daily Junior Gold Miners Index Bear 2X Shares, Direxion Daily Junior Gold Miners Index Bull 2X Shares, Direxion Daily LLY Bear 1X Shares, Direxion Daily LLY Bull 2X Shares, Direxion Daily LMT Bear 1X ETF, Direxion Daily LMT Bull 2X ETF, Direxion Daily Magnificent 7 Bear 1X Shares, Direxion Daily Magnificent 7 Bull 2X Shares, Direxion Daily META Bear 1X Shares, Direxion Daily META Bull 2X Shares, Direxion Daily MSCI Brazil Bull 2X Shares, Direxion Daily MSCI India Bull 2X Shares, Direxion Daily MSFT Bear 1X Shares, Direxion Daily MSFT Bull 2X Shares, Direxion Daily MU Bear 1X Shares, Direxion Daily MU Bull 2X Shares, Direxion Daily NFLX Bear 1X Shares, Direxion Daily NFLX Bull 2X Shares, Direxion Daily NVDA Bear 1X Shares, Direxion Daily NVDA Bull 2X Shares, Direxion Daily NYSE FANG+ Bull 2X Shares, Direxion Daily PANW Bear 1X Shares, Direxion Daily PANW Bull 2X Shares, Direxion Daily PLTR Bear 1X Shares, Direxion Daily PLTR Bull 2X Shares, Direxion Daily QCOM Bear 1X ETF, Direxion Daily QCOM Bull 2X ETF, Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares, Direxion Daily S&P 500® Bear

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
1X Shares, Direxion Daily S&P 500® Bull 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares, Direxion Daily Semiconductors Top 5 Bear 2X ETF, Direxion Daily Semiconductors Top 5 Bull 2X ETF, Direxion Daily SHOP Bear 1X ETF, Direxion Daily SHOP Bull 2X ETF, Direxion Daily Technology Top 5 Bear 2X ETF, Direxion Daily Technology Top 5 Bull 2X ETF, Direxion Daily TSLA Bear 1X Shares, Direxion Daily TSLA Bull 2X Shares, Direxion Daily TSM Bear 1X Shares, Direxion Daily TSM Bull 2X Shares, Direxion Daily Uranium Industry Bull 2X Shares, Direxion Daily XOM Bear 1X Shares and Direxion Daily XOM Bull 2X Shares (collectively referred to as the “Funds”), (75 of the funds constituting Direxion Shares ETF Trust (the “Trust”)), including the schedules of investments, as of October 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (75 of the funds constituting Direxion Shares ETF Trust) at October 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual Fund Constituting the Direxion Shares ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares
Direxion Daily Energy Bear 2X Shares
Direxion Daily Energy Bull 2X Shares
Direxion Daily Gold Miners Index Bear 2X Shares
Direxion Daily Gold Miners Index Bull 2X Shares
Direxion Daily Junior Gold Miners Index Bear 2X Shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares
Direxion Daily MSCI Brazil Bull 2X Shares
Direxion Daily MSCI India Bull 2X Shares
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Direxion Daily S&P 500® Bear 1X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the five years in the period ended October 31, 2025
Direxion Daily NYSE FANG+ Bull 2X Shares	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the four years in the period ended October 31, 2025 and the period from September 30, 2021 (commencement of operations) through October 31, 2021
Direxion Daily AAPL Bear 1X Shares Direxion Daily AAPL Bull 2X Shares Direxion Daily TSLA Bear 1X Shares Direxion Daily TSLA Bull 2X Shares	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the three years in the period ended October 31, 2025 and the period from August 9, 2022 (commencement of operations) through October 31, 2022
Direxion Daily AMZN Bear 1X Shares
Direxion Daily AMZN Bull 2X Shares
Direxion Daily GOOGL Bear 1X Shares
Direxion Daily GOOGL Bull 2X Shares
Direxion Daily MSFT Bear 1X Shares
Direxion Daily MSFT Bull 2X Shares
	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the three years in the period ended October 31, 2025 and the period from September 7, 2022 (commencement of operations) through October 31, 2022

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Individual Fund Constituting the Direxion Shares ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Direxion Daily NVDA Bear 1X Shares Direxion Daily NVDA Bull 2X Shares	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of two years ended October 31, 2025 and the period from September 13, 2023 (commencement of operations) through October 31, 2023
Direxion Daily Magnificent 7 Bear 1X Shares Direxion Daily Magnificent 7 Bull 2X Shares	For the year ended October 31, 2025	For the year ended October 31, 2025 and the period from March 7, 2024 (commencement of operations) through October 31, 2024
Direxion Daily AI and Big Data Bear 2X Shares Direxion Daily AI and Big Data Bull 2X Shares	For the year ended October 31, 2025	For the year ended October 31, 2025 and the period from May 15, 2024 (commencement of operations) through October 31, 2024
Direxion Daily META Bear 1X Shares Direxion Daily META Bull 2X Shares	For the year ended October 31, 2025	For the year ended October 31, 2025 and the period from June 5, 2024 (commencement of operations) through October 31, 2024
Direxion Daily Uranium Industry Bull 2X Shares	For the year ended October 31, 2025	For the year ended October 31, 2025 and the period from June 26, 2024 (commencement of operations) through October 31, 2024
Direxion Daily Crypto Industry Bear 1X Shares Direxion Daily Crypto Industry Bull 2X Shares	For the year ended October 31, 2025	For the year ended October 31, 2025 and the period from July 17, 2024 (commencement of operations) through October 31, 2024
Direxion Daily NFLX Bear 1X Shares Direxion Daily NFLX Bull 2X Shares Direxion Daily TSM Bear 1X Shares Direxion Daily TSM Bull 2X Shares	For the year ended October 31, 2025	For the year ended October 31, 2025 and the period from October 3, 2024 (commencement of operations) through October 31, 2024
Direxion Daily AVGO Bear 1X Shares Direxion Daily AVGO Bull 2X Shares Direxion Daily MU Bear 1X Shares Direxion Daily MU Bull 2X share	For the year ended October 31, 2025	For the year ended October 31, 2025 and the period from October 10, 2024 (commencement of operations) through October 31, 2024
Direxion Daily BRKB Bear 1X Shares Direxion Daily BRKB Bull 2X Shares Direxion Daily PLTR Bear 1X Shares Direxion Daily PLTR Bull 2X Shares	For the period from December 11, 2024 (commencement of operations) through October 31, 2025
Direxion Daily AMD Bear 1X Shares Direxion Daily AMD Bull 2X Shares	For the period from February 12, 2025 (commencement of operations) through October 31, 2025
Direxion Daily LLY Bear 1X Shares Direxion Daily LLY Bull 2X Shares Direxion Daily PANW Bear 1X Shares Direxion Daily PANW Bull 2X Shares	For the period from March 26, 2025 (commencement of operations) through October 31, 2025
Direxion Daily BA Bear 1X Shares Direxion Daily BA Bull 2X Shares Direxion Daily XOM Bear 1X Shares Direxion Daily XOM Bull 2X Shares	For the period from April 23, 2025 (commencement of operations) through October 31, 2025
Direxion Daily CSCO Bear 1X ETF Direxion Daily CSCO Bull 2X ETF Direxion Daily QCOM Bear 1X ETF Direxion Daily QCOM Bull 2X ETF	For the period from June 25, 2025 (commencement of operations) through October 31, 2025
Direxion Daily F Bear 1X ETF Direxion Daily F Bull 2X ETF	For the period from July 23, 2025 (commencement of operations) through October 31, 2025

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Individual Fund Constituting the Direxion Shares ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Direxion Daily LMT Bear 1X ETF Direxion Daily LMT Bull 2X ETF Direxion Daily SHOP Bear 1X ETF Direxion Daily SHOP Bull 2X ETF	For the period from August 6, 2025 (commencement of operations) through October 31, 2025
Direxion Daily Biotech Top 5 Bull 2X ETF
Direxion Daily Energy Top 5 Bull 2X ETF
Direxion Daily Semiconductors Top 5 Bear 2X ETF
Direxion Daily Semiconductors Top 5 Bull 2X ETF
Direxion Daily Technology Top 5 Bear 2X ETF
Direxion Daily Technology Top 5 Bull 2X ETF
For the period from October 1, 2025 (commencement of operations) through October 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.
Minneapolis, Minnesota
December 23, 2025

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ADDITIONAL INFORMATION (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website www.direxion.com.
FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualified interest income rate (“QII”), and the qualified short-term gain rate (“QSTG”) is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Daily AAPL Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AAPL Bull 2X Shares	0.23%	0.23%	0.00%	71.84%
Direxion Daily AI and Big Data Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AI and Big Data Bull 2X Shares	8.26%	8.26%	0.00%	100.00%
Direxion Daily AMD Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AMD Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AMZN Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AMZN Bull 2X Shares	0.00%	0.00%	0.00%	30.55%
Direxion Daily AVGO Bear 1X Shares	0.00%	0.00%	0.00%	10.33%
Direxion Daily AVGO Bull 2X Shares	0.23%	0.23%	0.00%	0.00%
Direxion Daily BA Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily BA Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Biotech Top 5 Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily BRKB Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily BRKB Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Crypto Industry Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Crypto Industry Bull 2X Shares	2.82%	2.82%	0.00%	0.00%
Direxion Daily CSCO Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily CSCO Bull 2X ETF	17.84%	17.84%	0.00%	0.00%
Direxion Daily CSI 300 China A Share Bull 2X Shares	23.56%	23.56%	0.00%	0.00%
Direxion Daily CSI China Internet Index Bull 2X Shares	65.90%	65.90%	0.00%	0.00%
Direxion Daily Energy Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Energy Bull 2X Shares	94.87%	94.87%	0.00%	0.00%
Direxion Daily Energy Top 5 Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily F Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily F Bull 2X ETF	20.89%	20.89%	0.00%	0.00%
Direxion Daily Gold Miners Index Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Gold Miners Index Bull 2X Shares	76.43%	76.43%	0.00%	0.00%
Direxion Daily GOOGL Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily GOOGL Bull 2X Shares	0.19%	0.19%	0.00%	16.10%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	49.40%	49.40%	0.00%	0.00%
Direxion Daily LLY Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily LLY Bull 2X Shares	0.22%	0.22%	0.00%	0.00%
Direxion Daily LMT Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily LMT Bull 2X ETF	3.48%	3.48%	0.00%	0.00%
Direxion Daily Magnificent 7 Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Magnificent 7 Bull 2X Shares	0.88%	0.88%	0.00%	88.81%
Direxion Daily META Bear 1X Shares	0.00%	0.00%	0.00%	0.00%

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ADDITIONAL INFORMATION (Unaudited)(Continued)

Funds	DRD	QDI	QII	QSTG
Direxion Daily META Bull 2X Shares	0.14%	0.14%	0.00%	0.00%
Direxion Daily MSCI Brazil Bull 2X Shares	88.97%	88.97%	0.00%	0.00%
Direxion Daily MSCI India Bull 2X Shares	4.91%	4.91%	0.00%	46.34%
Direxion Daily MSFT Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSFT Bull 2X Shares	0.91%	0.91%	0.00%	49.79%
Direxion Daily MU Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MU Bull 2X Shares	0.09%	0.09%	0.00%	0.00%
Direxion Daily NFLX Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily NFLX Bull 2X Shares	0.00%	0.00%	0.00%	2.11%
Direxion Daily NVDA Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily NVDA Bull 2X Shares	0.01%	0.01%	0.00%	85.11%
Direxion Daily NYSE FANG+ Bull 2X Shares	1.13%	1.13%	0.00%	0.00%
Direxion Daily PANW Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily PANW Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily PLTR Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily PLTR Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily QCOM Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily QCOM Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	11.09%	11.09%	0.00%	0.00%
Direxion Daily S&P 500® Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P 500® Bull 2X Shares	6.88%	6.88%	0.00%	0.00%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	76.53%	76.53%	0.00%	0.00%
Direxion Daily Semiconductors Top 5 Bear 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Semiconductors Top 5 Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily SHOP Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily SHOP Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Technology Top 5 Bear 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Technology Top 5 Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily TSLA Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily TSLA Bull 2X Shares	0.00%	0.00%	0.00%	26.06%
Direxion Daily TSM Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily TSM Bull 2X Shares	0.65%	0.65%	0.00%	0.00%
Direxion Daily Uranium Industry Bull 2X Shares	1.55%	1.55%	0.00%	47.61%
Direxion Daily XOM Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily XOM Bull 2X Shares	0.00%	0.00%	0.00%	0.00%

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2025. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
DISCLOSURE OF PORTFOLIO HOLDINGS
Each Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling 1-800-850-0511. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

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ADDITIONAL INFORMATION (Unaudited)(Continued)
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-800-850-0511, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.direxion.com. Information on how the Funds voted proxies related to portfolio securities during the period ended October 31, 2025, is available without charge, upon request, by calling 1-800-850-0511 or by accessing the website of the SEC.

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FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $225,000 annual retainer (paid in monthly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees fees and expenses”.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust (the “ETF Trust”) annually considers the renewal of the Investment Advisory Agreement (the “Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the ETF Trust, on behalf of Direxion Daily AAPL Bear 1X Shares, Direxion Daily AAPL Bull 2X Shares, Direxion Daily AI and Big Data Bear 2X Shares, Direxion Daily AI and Big Data Bull 2X Shares, Direxion Daily AMD Bear 1X Shares, Direxion Daily AMD Bull 2X Shares, Direxion Daily AMZN Bear 1X Shares, Direxion Daily AMZN Bull 2X Shares, Direxion Daily AVGO Bear 1X Shares, Direxion Daily AVGO Bull 2X Shares, Direxion Daily BA Bear 1X Shares, Direxion Daily BA Bull 2X Shares, Direxion Daily BRKB Bear 1X Shares, Direxion Daily BRKB Bull 2X Shares, Direxion Daily Crypto Industry Bear 1X Shares, Direxion Daily Crypto Industry Bull 2X Shares, Direxion Daily CSI 300 China A Share Bull 2X Shares, Direxion Daily CSI China Internet Index Bull 2X Shares, Direxion Daily Energy Bear 2X Shares, Direxion Daily Energy Bull 2X Shares, Direxion Daily Gold Miners Index Bear 2X Shares, Direxion Daily Gold Miners Index Bull 2X Shares, Direxion Daily GOOGL Bear 1X Shares, Direxion Daily GOOGL Bull 2X Shares, Direxion Daily Junior Gold Miners Index Bear 2X Shares, Direxion, Daily Junior Gold Miners Index Bull 2X Shares, Direxion Daily LLY Bear 1X Shares, Direxion Daily LLY Bull 2X Shares, Direxion Daily Magnificent 7 Bear 1X Shares, Direxion Daily Magnificent 7 Bull 2X Shares, Direxion Daily META Bear 1X Shares, Direxion Daily META Bull 2X Shares, Direxion Daily MSCI Brazil Bull 2X Shares, Direxion Daily MSCI India Bull 2X Shares, Direxion Daily MSFT Bear 1X Shares, Direxion Daily MSFT Bull 2X Shares, Direxion Daily MU Bear 1X Shares, Direxion Daily MU Bull 2X Shares, Direxion Daily NFLX Bear 1X Shares, Direxion Daily NFLX Bull 2X Shares, Direxion Daily NVDA Bear 1X Shares, Direxion Daily NVDA Bull 2X Shares, Direxion Daily NYSE FANG+ Bull 2X Shares, Direxion Daily PANW Bear 1X Shares, Direxion Daily PANW Bull 2X Shares, Direxion Daily PLTR Bear 1X Shares, Direxion Daily PLTR Bull 2X Shares, Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares, Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily S&P 500® Bull 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares, Direxion Daily TSLA Bear 1X Shares, Direxion Daily TSLA Bull 2X Shares, Direxion Daily TSM Bear 1X Shares, Direxion Daily TSM Bull 2X Shares, Direxion Daily Uranium Industry Bull 2X Shares, Direxion Daily XOM Bear 1X Shares and Direxion Daily XOM Bull 2X Shares, each a series of the ETF Trust. Each series of the ETF Trust is referred to herein as a “Fund” and collectively as the “Funds.” Funds that seek to provide daily leveraged or inverse exposure to an index are referred to as the “Leveraged Funds,” and they include 2X Funds and 1X Bear Funds. Funds that seek to provide daily leveraged or inverse exposure to a single security are actively managed by the Adviser and are referred to as “Single Stock Funds.”
At a meeting held on August 20, 2025, the Board, including those members of the Board (“Trustees”) who are not “interested persons” of the ETF Trust as defined in the 1940 Act (the “Independent Trustees”), approved the renewal of the Agreement on behalf of each Fund. The Independent Trustees had previously considered information pertaining to the renewal of the Agreement for each Fund outside the presence of the Adviser’s representatives in executive sessions held on August 6, and August 20, 2025. The Board, including the Independent Trustees, determined that the terms of the Agreement for each Fund were fair and reasonable and that the renewal of the Agreement would be in the best interests of each Fund’s shareholders.

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In considering whether to renew the Agreement, the Board requested, and the Adviser provided, information that the Board and Adviser reasonably believed to be necessary to evaluate the Agreement. Among other information, the Board obtained and reviewed the following about each Fund:
•	Information regarding the advisory services provided by the Adviser to the Fund;
•
The investment objectives of the Fund, which require daily rebalancing and the utilization of complex financial instruments that are not typical of traditional index-tracking exchange-traded funds (“ETFs”);

•	The level of attention and services required by the Adviser due to the large and frequent trading activity of the Fund;
•	Information about the professional qualifications of the Adviser’s management team and those employees primarily responsible for providing investment advisory services to the Fund;
•	Information regarding the Fund’s contractual advisory fee rate for the prior year;
•
Information regarding advisory fees earned, and reimbursements and waivers made, by the Adviser in connection with providing services to the Fund for the prior year or since inception, if shorter, given the expense cap provided by the Adviser under the Operating Expense Limitation Agreement (“Expense Cap Agreement”);

•
Information regarding the services provided by, and the fees paid by the Fund to, the Adviser under the Management Services Agreement for the prior year as separate and distinct from the fees paid and the services provided under the Agreement;

•	Fund performance information, including the Fund’s tracking error relative to its underlying index or single security, as applicable, both on a statistical and model basis;
•
Comparative industry fee data, including a comparison of the Fund to other funds that have a similar asset size, investment objective and, if applicable, industry focus (each, a “Peer Fund” and collectively, its “Peer Group”), which the Adviser expanded to reflect the growing number of Peer Funds;

•	Information regarding the estimated costs investors would incur if they sought to implement independently the Fund’s strategy within their personal portfolios;
•
Information regarding the consolidated financial condition and profitability of the Fund to the Adviser, including the extent to which economies of scale are shared with the Fund through reimbursements and waivers, including the Expense Cap Agreement and breakpoints; and

•	Information regarding how the Adviser monitors the Fund’s compliance with regulatory requirements and Trust procedures.
With respect to each Fund, the Board considered that it had also received information relevant to its consideration quarterly and, most recently, throughout the past year at executive sessions and Board meetings in connection with its routine oversight of the Fund, including information bearing on the Fund’s performance. In this regard, the Trustees considered that they receive at least quarterly reports on each Fund’s performance and information bearing on the Adviser’s and Fund’s regulatory compliance. The Board received a memorandum from legal counsel regarding its responsibilities with respect to the proposed renewal of the Agreement and participated in a question-and-answer session with representatives of the Adviser. The Board carefully evaluated the relevant information, and the Independent Trustees were advised by independent legal counsel with respect to their deliberations.
For each Fund, the Board considered, among other matters, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance; (3) the profit earned or loss experienced by the Adviser in connection with its provision of advisory services to the Fund; (4) the extent to which economies of scale might be realized as the Fund grows and to which the advisory fee rate and/or net expense ratio reflects these economies of scale for the benefit of the Fund’s shareholders; (5) how the Agreement compares in terms of services and fees with the advisory arrangements of Peer Funds; and (6) other benefits derived or anticipated to be derived and identified by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was determinative to its renewal of the Agreement, and each Trustee may have afforded different weight to different factors.

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FORM N-CSR ITEMS (Unaudited)(Continued)
Nature, Extent and Quality of Services Provided. The Board reviewed, among other things, the Adviser’s business, assets under management, financial resources and capitalization, quality and quantity of personnel, experience, the variety and complexity of its investment strategies, brokerage practices, the adequacy of its risk and compliance systems and processes, and its reinvestment in each of these areas of the business. The Board reviewed the scope of services to be provided by the Adviser to each Fund under the Agreement and considered there would be no significant differences between the scope of services provided during the past year and those to be provided in the upcoming year. The Board also considered the Adviser’s representation that it would continue to provide services to each Fund that are of materially the same quality as the services that have been provided to the Fund in the past, and it considered the appropriate scope of the services in light of the relevant Fund’s operations and the evolving competitive and regulatory landscape.
For each Fund, the Board considered the quality of the Adviser’s personnel, operations, systems and processes required to manage the Fund effectively. The Board considered that the Adviser’s systems and processes have been consistently enhanced over time and may not be present at other investment advisers. The Board also considered the Adviser’s augmentation of its staff over time, including in key management, legal, and technology roles. In addition, the Board considered, as applicable: (1) the Adviser’s success in achieving the Fund’s daily leveraged investment objective, including its ability to adapt to changes in the level of assets under management; (2) the techniques the Adviser has developed and uses in managing the Fund’s leverage, such as index optimization and representative sampling strategies as well as the extent to which the Fund requires the Adviser to negotiate and enter into specialized agreements and hone skills for trading and monitoring complex financial instruments; (3) the size, professional experience and skills of the Adviser’s portfolio management, trading, risk, compliance, and legal staff, as well as the Adviser’s ability to recruit, train, and retain personnel with the experience and expertise necessary to operate the Fund; (4) information regarding the Adviser’s management, including risk management, of derivatives trading on behalf of the Fund, including the selection of swap counterparties and the negotiation of favorable derivatives contract terms; (5) the difficulty inherent in managing leveraged and inverse strategies in a tax efficient manner and the Adviser’s ability to do so; and (6) the Adviser’s adherence to its and the Trust’s compliance policies and procedures. The Board considered that the Adviser oversees all aspects of the operation of each Fund.
Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate charged to each Fund by the Adviser in light of the investment advisory services provided by the Adviser. In this regard, the Board considered the ability of investors to achieve independently the investment objective of the applicable Fund and the costs to investors of seeking to do so by utilizing a margin account or other means. The Board reviewed information provided by the Adviser comparing the hypothetical cost for shareholders to replicate the Funds’ leveraged and inverse investment strategies by means other than through an investment in the applicable Fund. The Board considered that an investor would need to devote significant time to managing his or her portfolio in order to implement independently any Fund’s investment strategy and that, in most cases, seeking to do so would be more expensive than investing in the applicable Fund, even cost-prohibitive in certain cases. From this perspective, the Board considered the cost effectiveness for investors of investing and trading in Fund shares to achieve certain investment objectives.
The Board further considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of fee rates paid by other registered investment companies offering strategies similar in nature to the Fund. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare each Fund’s contractual advisory fee rates, expense cap, and gross and net expense ratios with those of Peer Funds. The Board considered the historical difficulty in compiling broad and diverse Peer Groups for the Funds because, by design, each Fund is unique and, therefore, few (if any) fund complexes have funds with substantially similar investment objectives and operations. They observed, however, that recent regulatory changes have resulted in more ETF sponsors operating and offering leveraged, inverse, and single-stock strategies, and that this development allows the Board to consider information from broader Peer Groups for the Funds than in the past.
The Board considered that the Peer Group reports included the contractual advisory fee rate and net and gross expense ratios for each Fund and each Peer Fund. More specifically, the Board considered that each Leveraged Fund had an advisory fee rate that was equal to or below each of the median and average of its Peer Group. The Board also considered that each Leveraged Fund, other than the Direxion Daily Uranium Industry Bull 2X Shares, Direxion Daily Magnificent 7 Bull 2X Shares and the Direxion Daily NYSE FANG+ Bull 2X Shares, had a net expense ratio that was equal to or below each of the median and average of its Peer Group for the 12-month period ended June 30, 2025. The

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Board considered that the Direxion Daily Uranium Industry Bull 2X Shares, Direxion Daily Magnificent 7 Bull 2X Shares and the Direxion Daily NYSE FANG+ Bull 2X Shares each had a net expense ratio that was equal to the median of its Peer Group, and above the average of its Peer Group for the 12-month period ended June 30, 2025. The Board also considered that each Single Stock Fund had an advisory fee rate that was below each of the median and average of its Peer Group, and a net expense ratio that was below each of the median and average of its Peer Group. The Board considered that the Adviser had agreed to limit the total expenses of each Fund (subject to certain exclusions) for the next year by contractually agreeing to pay certain expenses of the Fund under the Expense Cap Agreement. Additionally, the Board considered that the Adviser had agreed to breakpoints in its investment advisory fee rate schedule at various average daily net asset levels for the Funds under the Advisory Fee Waiver Agreement (the “Fee Waiver Agreement”).
Performance of the Funds. In evaluating the performance of each Fund, the Board considered reports provided to it in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board considered the extent to which each Fund tracked the daily leveraged or inverse performance of its underlying index or single-security, as applicable. The Board considered that, given the investment objectives of each Fund, such tracking error provided a more meaningful indicia of the quality of the Adviser’s services than a Fund’s total return, but observed that certain Funds’ total returns were high, including where not highly correlated with the model return. Thus, to evaluate each Fund’s tracking of its underlying index or single-security, as applicable, the Trustees reviewed two measures of tracking error – namely, the correlation of each Fund’s returns to model performance returns (“Tracking Difference”), and the standard deviation of the daily Tracking Differences (“Statistical Tracking Error”) for each of the last two years, or since inception if a Fund did not have two full years of operations. They also reviewed a qualitative tracking error analysis provided by the Adviser. The Board considered that each Fund’s Tracking Difference and Statistical Tracking Error were within expected ranges, particularly in light of higher interest rates. In addition, the Board considered the total return of each Fund for the one-year period ended June 30, 2025. After reviewing the performance of the Funds, the Board concluded that the performance of each Fund was satisfactory.
Costs of Services Provided to the Funds and Profits Realized by the Adviser. The Board reviewed information about and considered the profitability of each Fund to the Adviser based on the effective advisory fee rate paid under the Agreement, given waivers and the expense cap, as applicable, and the overall profitability of the Adviser, as reflected in the Adviser’s profitability analysis. In reviewing these materials, the Board considered information provided by the Adviser concerning the methodology it uses to determine its expenses applicable to each Fund. The Board considered that the Adviser had recently reviewed and refined its expense allocation methodology.
In order to assess the reasonableness of the profitability of each Fund to the Adviser, the Board considered the significant drivers of cost for the Adviser including, but not limited to, its acceptance of entrepreneurial risk, its expenditure of intellectual capital, its dedication of personnel resources to daily portfolio management activities (such as creation and redemption activity and the daily rebalancing of the Funds), regulatory compliance, and risk mitigation. Further, the Board considered that the assets under management in the Funds and the Adviser’s annual profitability may be more variable than the assets under management and profitability of other advisers in light of the tactical nature of the strategies pursued by most of the Funds and in light of other advisers having more diversified financial services businesses lines.
Economies of Scale. The Board considered the Adviser’s advisory fee rate schedule for each Fund as set forth in the Agreement and, when applicable, modified by the breakpoints included in the Fee Waiver Agreement. The Board considered that the Fee Waiver Agreement resulted in the Direxion Daily TSLA Bull 2X Shares, paying a reduced advisory fee rate and that the Fee Waiver Agreement applies to each Fund. The Board also considered the Adviser’s explanation as to why the breakpoints in the Fee Waiver Agreement are appropriate and allow the Funds to share in economies of scale. In this regard, among other information, the Board considered that a report examining the Adviser’s approach to sharing economies of scale with the Funds had previously been provided by a consultant and that the report indicated that breakpoints are not ubiquitous in the fund industry, particularly among ETFs. The Board further considered that, according to the report, many funds (including ETFs) that do have breakpoints in their advisory fee schedules do not achieve sufficient asset levels for the breakpoints to actually reduce the advisory fee rates. In this regard, the Board noted that the breakpoints in the Fee Waiver Agreement reduce the advisory fee rate charged to Funds with respect to assets in excess of certain thresholds beginning at $1.5 billion in average daily net assets. The Board considered that the breakpoints in the Fee Waiver Agreement further reduce the advisory fee rate as average daily net assets grow, with the highest waiver tier applicable to average daily net assets equal to and above $3.0 billion. Further,

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the Board compared the breakpoints applicable to the Funds under the Fee Waiver Agreement to those, if any, of Peer Funds, and considered that the Funds’ breakpoints are generally more favorable than those applicable to Peer Funds.
Other Benefits. The Board considered indirect and “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds. In this regard, the Board considered that each Fund pays a fee to the Adviser under the Management Services Agreement, and such payment is a fall-out benefit. The Board also considered that the Adviser may leverage its personnel and infrastructure to manage other accounts and may leverage its relationships in the financial services industry, which are partially a function of its activities on behalf of the Funds, to build relationships in the industry for itself and its affiliates, which may benefit business lines that are not related to the Funds.
Conclusion. Based on, but not limited to, the above considerations, the Board, including the Independent Trustees, determined that the Agreement is fair and reasonable to each Fund in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Adviser’s expenses and profitability, the ability of various Funds to share in potential economies of scale, and such other matters as the Board considered relevant in the exercise of its business judgment.  Accordingly, the Board concluded that the continuation of the Agreement was in the best interests of each Fund and its shareholders. On this basis, the Board voted in favor of the renewal of the Agreement with respect to each Fund.

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Direxion Shares ETF Trust
FORM N-CSR ITEMS (Unaudited)(Continued)
New Fund Investment Advisory Agreement Approval
Provided below is a summary of certain of the factors the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust (the “Trust”), including the trustees who are not “interested persons” as defined in the Investment Company Act of 1940, (the “Independent Trustees”), considered in approving the Investment Advisory Agreement (the “Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the Trust, on behalf of the Direxion Daily Biotech Top 5 Bull 2X ETF, Direxion Daily Energy Top 5 Bull 2X ETF, Direxion Daily F Bear 1X ETF, Direxion Daily F Bull 2X ETF, Direxion Daily Semiconductors Top 5 Bear 2X ETF, Direxion Daily Semiconductors Top 5 Bull 2X ETF, Direxion Daily SHOP Bear 1X ETF, Direxion Daily SHOP Bull 2X ETF, Direxion Daily Technology Top 5 Bear 2X ETF and Direxion Daily Technology Top 5 Bull 2X ETF at the February 12, 2025 meeting, and the Direxion Daily CSCO Bear 1X ETF, Direxion Daily CSCO Bull 2X ETF, Direxion Daily LMT Bear 1X ETF, Direxion Daily LMT Bull 2X ETF, Direxion Daily QCOM Bear 1X ETF and Direxion Daily QCOM Bull 2X ETF at the November 21, 2024 meeting, each a series of the Trust. Each series of the Trust listed above is referred to herein as a “Fund” and collectively as the “Funds.” The Direxion Daily F Bear 1X ETF, Direxion Daily F Bull 2X ETF, Direxion Daily SHOP Bear 1X ETF, Direxion Daily SHOP Bull 2X ETF, Direxion Daily CSCO Bear 1X ETF, Direxion Daily CSCO Bull 2X ETF, Direxion Daily LMT Bear 1X ETF, Direxion Daily LMT Bull 2X ETF, Direxion Daily QCOM Bear 1X ETF and Direxion Daily QCOM Bull 2X ETF are each a “Single Stock ETF” and together are the “Single Stock ETFs.” The Board, including the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940 Act, as amended (the “Independent Trustees”), unanimously approved the Agreement on behalf of the Funds. The Board, including the Independent Trustees, determined that the terms of the Agreement for the Funds were fair and reasonable and in the best interests of shareholders.
For each Fund, the Board considered, among other matters, the following factors to the extent applicable: (1) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (2) the projected profitability to the Adviser of the Fund based upon the services to be provided; (3) the extent to which economies of scale might be realized as the Fund grows; (4) the fees proposed for the Fund and whether fee levels reflect economies of scale, if any, for the benefit of the Fund’s shareholders; (5) a comparison of the services to be provided and the fees to be charged to the Fund with the services provided and fees charged by other exchange-traded fund (“ETF”) sponsors to ETFs with similar strategies (“Peer Funds”); and (6) other benefits anticipated to be derived and identified by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement with respect to each Fund, and each Trustee may have afforded different weight or importance to different factors.
Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the services to be provided under the Agreement by the Adviser, including in light of each Fund seeking investment returns that provide leveraged or inverse (leveraged) exposure to an underlying index or a single security, as applicable. For each Single Stock ETF, the Board considered the Adviser’s process for identifying appropriate single securities for the Funds, including based on their liquidity, volatility, trading volumes and underlying company’s market capitalization. The Board also considered the narrowness of each Single Stock ETF’s market exposure, the likelihood of it impacting the Fund’s ability to issue and redeem creation units and the concurrent nature of trading in the Fund’s shares and the single security’s shares under applicable stock exchange listing rules. The Board considered that each Single Stock ETF is actively-managed and invests primarily in swap contracts with swap counterparties to pursue its strategy.
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser regarding its personnel, operations and financial condition, the Board considered the quality of the services to be provided by the Adviser under the Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the capacity and integrity of the Adviser’s senior management and staff. The Board noted that the Adviser has provided services to the ETF Trust since its inception date and has developed an expertise in managing funds with investment strategies that trade significant amounts of derivatives, including swap contracts. The Board considered the Adviser’s compliance history and compliance program, as well as its representation that it has the financial resources and appropriate staffing to manage the Funds and to meet its fee waiver and expense obligations to them. The Board considered that the Adviser will oversee all aspects of the Funds’ operation, including oversight of the Funds’ service providers, and provide compliance services to the Funds. The Board observed that because the Funds had not commenced operations, they did not have any performance history. Under the totality of the

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circumstances, the Board determined, in the exercise of its business judgment, that the nature, extent and quality of the services to be provided by the Adviser to the Funds under the Agreement were fair and reasonable.
Costs of Services Provided to the New Funds and Profits Realized. The Board considered the fairness and reasonableness of the investment advisory fee rates to be paid to the Adviser by the Funds in light of the investment advisory services to be provided by the Adviser. The Board considered the fees to be paid to the Adviser on an annual basis, including as limited by the Operating Expense Limitation Agreement. The Board considered that the proposed advisory fee rate and net expense ratio for each Fund were similar to those of Peer Funds and to those of other series of the Trust that pursue similar investment objectives and implement similar investment strategies. The Board also considered that, on behalf of each leveraged Fund, the Adviser manages more than the Fund’s net assets due to the leveraged exposure.
The Board considered the overall profitability of the Adviser’s investment business and, because the Funds had not commenced operations and the Adviser had no profit data related to the Funds, the Board considered a break-even analysis provided by the Adviser for the Funds. The Board considered the significant drivers of cost for the Adviser including, but not limited to, intellectual capital, portfolio rebalancing, regulatory compliance, and entrepreneurial risk. Based on these considerations, the Board determined that, in the exercise of its reasonable business judgment, the costs of the services to be provided and any profits that may be realized under the Agreement were not excessive.
Economies of Scale. The Board considered whether economies of scale may be realized by each Fund as it grows larger and the extent to which any such economies are reflected in contractual fee rates. In this regard, the Board considered the potential impact of the Advisory Fee Waiver Agreement on the Funds, which is designed to impose breakpoints on the advisory fee rate paid to the Adviser with respect to each Fund. Noting that the Funds had not yet commenced operations and did not yet have any assets, however, the Board concluded that economies of scale were not a material factor for the Board to consider in approving the agreement.
Other Benefits. The Board considered the Adviser’s representations that its relationship with the Funds may enable it to attract assets to other funds. The Board also considered that the Adviser’s overall business with brokerage firms may allow it to negotiate lower commission rates and get better execution for all of its portfolio trades. Based on these and other considerations, including the fact that the Adviser does not manage any client accounts other than the various series of the Trust, the Board determined that such benefits to the Adviser would likely not be material and, overall, would be reasonable.
Conclusion. Following the above considerations, the Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from counsel discussing the legal standards applicable to its consideration of the Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser regarding the Adviser’s operations and quality of service, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Agreement, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant. Accordingly, the Board, including the Independent Trustees, unanimously approved the Agreement on behalf of the Funds.

250

DIREXION DAILY 20+ YEAR TREASURY BEAR 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 100.6%
	Money Market Funds — 100.6%
83,545,463	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$83,545,463
9,123,267	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	9,123,267
76,347,635	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	76,347,635
	TOTAL SHORT TERM INVESTMENTS (Cost $169,016,365)(b)	$169,016,365
	TOTAL INVESTMENTS (Cost $169,016,365) — 100.6%	$169,016,365
	Liabilities in Excess of Other Assets — (0.6)%	(982,525)
	TOTAL NET ASSETS — 100.0%	$168,033,840

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $105,584,939.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.5900%	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/05/2025	617,602	$57,027,440	$1,565,198
SOFR + 0.5000%	Total return of iShares 20+ Year Treasury Bond ETF	Goldman Sachs	12/10/2025	503,449	46,539,504	1,388,614
SOFR + 0.4500%	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2025	1,124,706	103,697,893	3,007,019
SOFR + 0.3300%	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	12/16/2025	841,941	75,900,981	290,164
SOFR + 0.0500%	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/17/2025	737,122	66,812,738	476,705
SOFR + 0.4800%	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/22/2025	1,758,407	154,906,537	(2,590,677)
					$504,885,093	$4,137,023

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

DIREXION DAILY 20+ YEAR TREASURY BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 71.9%
35,934,513	iShares 20+ Year Treasury Bond ETF(a)(b)	$3,244,527,179
	TOTAL INVESTMENT COMPANIES (Cost $3,171,612,427)	$3,244,527,179
	SHORT TERM INVESTMENTS — 27.3%
	Money Market Funds — 27.3%
347,083,742	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$347,083,742
350,000,500	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	350,000,500
157,460,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	157,460,000
268,326,903	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	268,326,903
110,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.89%(c)	110,000,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,232,871,145)	$1,232,871,145
	TOTAL INVESTMENTS (Cost $4,404,483,572) — 99.2%(e)	$4,477,398,324
	Other Assets in Excess of Liabilities — 0.8%	37,083,666
	TOTAL NET ASSETS — 100.0%	$4,514,481,990

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov
(b)	A portion of this security represents a security on loan
(c)	Represents annualized seven-day yield at October 31, 2025
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,378,693,231.
The accompanying notes are an integral part of these financial statements.

2

DIREXION DAILY 20+ YEAR TREASURY BULL 3X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7900%	BNP Paribas	12/05/2025	11,121,434	$954,895,610	$45,126,782
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7000%	Goldman Sachs	12/10/2025	17,086,434	1,466,936,538	69,034,872
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7500%	Nomura	12/10/2025	4,000,000	345,366,797	14,530,584
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.6500%	Bank of America Merrill Lynch	12/11/2025	19,250,000	1,756,335,441	(35,297,293)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.5500%	J.P. Morgan	12/16/2025	13,034,706	1,174,847,063	(6,436,128)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7700%	UBS Securities LLC	12/17/2025	11,922,956	1,066,832,105	1,788,050
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7900%	Citibank N.A.	12/22/2025	19,000,000	1,691,223,408	2,599,189
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.8000%	Barclays	12/22/2025	18,650,000	1,622,168,485	53,248,331
					$10,078,605,447	$144,594,387

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

DIREXION DAILY 7-10 YEAR TREASURY BEAR 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 102.9%
	Money Market Funds — 102.9%
7,948,029	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$7,948,029
280,066	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	280,066
1,842,652	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	1,842,652
	TOTAL SHORT TERM INVESTMENTS (Cost $10,070,747)(b)	$10,070,747
	TOTAL INVESTMENTS (Cost $10,070,747) — 102.9%	$10,070,747
	Liabilities in Excess of Other Assets — (2.9)%	(281,091)
	TOTAL NET ASSETS — 100.0%	$9,789,656

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,917,887.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.4500%	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/05/2025	182,686	$17,322,615	$(197,902)
SOFR + 0.3800%	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/16/2025	102,066	9,715,012	(117,648)
SOFR + 0.4500%	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/22/2025	18,491	1,794,715	8,667
					$28,832,342	$(306,883)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

DIREXION DAILY 7-10 YEAR TREASURY BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 71.4%
373,865	iShares 7-10 Year Treasury Bond ETF(a)(b)	$36,208,826
	TOTAL INVESTMENT COMPANIES (Cost $35,852,708)	$36,208,826
	SHORT TERM INVESTMENTS — 34.1%
	Money Market Funds — 34.1%
14,692,918	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$14,692,918
81	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	81
2,606,239	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	2,606,239
	TOTAL SHORT TERM INVESTMENTS (Cost $17,299,238)	$17,299,238
	TOTAL INVESTMENTS (Cost $53,151,946) — 105.5%(e)	$53,508,064
	Liabilities in Excess of Other Assets — (5.5)%	(2,805,931)
	TOTAL NET ASSETS — 100.0%	$50,702,133

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $40,430,359.
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.7500%	BNP Paribas	12/05/2025	373,373	$35,462,968	$223,319
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2025	167,639	15,840,209	168,189
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.6000%	J.P. Morgan	12/16/2025	329,593	30,831,755	725,530
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.6800%	Barclays	12/22/2025	326,075	30,562,491	742,040
					$112,697,423	$1,859,078

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

DIREXION DAILY AEROSPACE & DEFENSE BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 67.4%
	Administrative and Support Services — 0.1%
5,503	V2X, Inc.(a)	$314,166
	Computer and Electronic Product Manufacturing — 17.1%
40,012	L3Harris Technologies, Inc.	11,567,469
20,599	Leonardo DRS, Inc.	753,099
14,075	Mercury Systems, Inc.(a)(b)	1,089,546
7,587	Moog, Inc. Class A	1,554,197
19,018	Northrop Grumman Corp.	11,096,052
233,049	RTX Corp.	41,599,247
		67,659,610
	Electrical Equipment, Appliance, and Component Manufacturing — 2.7%
14,752	Axon Enterprise, Inc.(a)	10,801,857
	Fabricated Metal Product Manufacturing — 2.9%
24,397	BWX Technologies, Inc.	5,211,443
10,057	Curtiss-Wright Corp.	5,991,257
11,828	Smith & Wesson Brands, Inc.	113,371
4,314	Sturm, Ruger & Co, Inc.(b)	182,957
		11,499,028
	Machinery Manufacturing — 14.5%
184,631	GE Aerospace	57,041,747
	Management of Companies and Enterprises — 0.4%
20,486	Karman Holdings, Inc.(a)(b)	1,725,741
	Merchant Wholesalers, Durable Goods — 1.2%
21,237	Hexcel Corp.(b)	1,516,322
10,474	Huntington Ingalls Industries, Inc.	3,372,837
		4,889,159
	Miscellaneous Manufacturing — 1.1%
7,706	Cadre Holdings, Inc.(b)	327,197
47,568	Textron, Inc.	3,843,970
		4,171,167
	Primary Metal Manufacturing — 5.1%
36,790	Allegheny Technologies, Inc.(a)	3,641,106
13,306	Carpenter Technology Corp.	4,203,365
60,003	Howmet Aerospace, Inc.	12,357,618
		20,202,089
	Professional, Scientific, and Technical Services — 0.3%
6,147	VSE Corp.	1,110,640
	Repair and Maintenance — 0.3%
37,497	StandardAero, Inc.(a)	1,083,288

The accompanying notes are an integral part of these financial statements.

6

DIREXION DAILY AEROSPACE & DEFENSE BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Textile Mills — 0.0%(†)
1,412	National Presto Industries, Inc.	$151,042
	Transportation Equipment Manufacturing — 21.7%
10,258	AAR Corp.(a)	863,826
8,492	AeroVironment, Inc.(a)(b)	3,141,276
141,183	Archer Aviation, Inc.(a)(b)	1,584,073
95,973	Boeing Co.(a)	19,292,492
3,665	Ducommun, Inc.(a)	336,264
34,139	General Dynamics Corp.	11,774,541
10,727	HEICO Corp.(b)	3,408,719
20,642	HEICO Corp. Class A	5,113,643
45,056	Kratos Defense & Security Solutions, Inc.(a)(b)	4,082,073
9,497	Loar Holdings, Inc.(a)	751,498
23,775	Lockheed Martin Corp.	11,694,447
113,317	Rocket Lab Corp.(a)(b)	7,136,705
31,342	Spirit AeroSystems Holdings, Inc.(a)	1,149,938
8,567	TransDigm Group, Inc.	11,210,005
16,007	Woodward, Inc.	4,195,596
		85,735,096
	TOTAL COMMON STOCKS (Cost $209,502,082)	$266,384,630
	SHORT TERM INVESTMENTS — 31.6%
	Money Market Funds — 31.6%
85,037,725	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$85,037,725
13,913,833	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	13,913,833
1,260,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	1,260,000
24,544,770	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	24,544,770
	TOTAL SHORT TERM INVESTMENTS (Cost $124,756,328)	$124,756,328
	TOTAL INVESTMENTS (Cost $334,258,410) — 99.0%(e)	$391,140,958
	Other Assets in Excess of Liabilities — 1.0%	3,852,128
	TOTAL NET ASSETS — 100.0%	$394,993,086

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $305,612,943.
The accompanying notes are an integral part of these financial statements.

7

DIREXION DAILY AEROSPACE & DEFENSE BULL 3X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7900%	BNP Paribas	12/05/2025	542	$25,844,332	$3,412,798
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.8500%	Goldman Sachs	12/10/2025	2,244	88,919,800	31,775,527
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.8500%	Nomura	12/10/2025	3,177	162,483,068	9,699,652
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2025	4,125	190,646,449	31,932,783
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7500%	J.P. Morgan	12/16/2025	1,847	70,490,334	28,180,968
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.9000%	Citibank N.A.	12/22/2025	2,471	128,832,049	5,591,555
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7000%	Barclays	12/22/2025	2,431	90,047,763	40,196,723
					$757,263,795	$150,790,006

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

8

DIREXION DAILY CONSUMER DISCRETIONARY BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 75.5%
	Accommodation — 3.7%
1,787	Airbnb, Inc. Class A(a)	$226,127
980	Hilton Worldwide Holdings, Inc.	251,821
1,287	Las Vegas Sands Corp.	76,383
938	Marriott International, Inc. Class C	244,424
850	MGM Resorts International(a)	27,226
352	Wynn Resorts Ltd.	41,884
		867,865
	Administrative and Support Services — 4.2%
135	Booking Holdings, Inc.	685,495
1,052	Royal Caribbean Cruises Ltd. ADR (Liberia)	301,745
		987,240
	Apparel Manufacturing — 0.4%
618	Deckers Outdoor Corp.(a)	50,367
161	Ralph Lauren Corp.	51,465
		101,832
	Building Material and Garden Equipment and Supplies Dealers — 7.6%
2,334	Lowe’s Companies, Inc.	555,795
2,928	The Home Depot, Inc.	1,111,440
2,207	Tractor Supply Co.	119,421
		1,786,656
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 4.0%
454	Lululemon Athletica, Inc.(a)	77,425
1,362	Ross Stores, Inc.	216,449
4,647	TJX Companies, Inc.	651,231
		945,105
	Construction of Buildings — 2.0%
1,155	D.R. Horton, Inc.	172,187
948	Lennar Corp. Class A	117,334
12	NVR, Inc.(a)	86,530
822	PulteGroup, Inc.	98,533
		474,584
	Food Services and Drinking Places — 8.5%
5,585	Chipotle Mexican Grill, Inc.(a)	176,989
487	Darden Restaurants, Inc.	87,733
130	Domino’s Pizza, Inc.	51,800
1,542	DoorDash, Inc.(a)	392,238
2,539	McDonald’s Corp.	757,714
4,735	Starbucks Corp.	382,919
1,156	Yum! Brands, Inc.	159,771
		2,009,164
	Funds, Trusts, and Other Financial Vehicles — 0.6%
682	Garmin Ltd. ADR (Switzerland)	145,907

The accompanying notes are an integral part of these financial statements.

9

DIREXION DAILY CONSUMER DISCRETIONARY BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.3%
819	Best Buy Co., Inc.	$67,273
	General Merchandise Retailers — 19.0%
17,237	Amazon.com, Inc.(a)	4,209,620
1,904	eBay, Inc.	154,815
512	Williams—Sonoma, Inc.	99,502
		4,463,937
	Health and Personal Care Retailers — 0.4%
187	Ulta Beauty, Inc.(a)	97,218
	Leather and Allied Product Manufacturing — 1.8%
4,949	NIKE, Inc. Class B	319,656
867	Tapestry, Inc.	95,214
		414,870
	Management of Companies and Enterprises — 0.2%
1,882	Norwegian Cruise Line Holdings Ltd. ADR(a)	42,194
	Merchant Wholesalers, Durable Goods — 0.7%
579	Genuine Parts Co.	73,713
1,072	LKQ Corp.	34,261
217	Mohawk Industries, Inc.(a)	24,660
137	Pool Corp.	36,587
		169,221
	Miscellaneous Manufacturing — 0.2%
555	Hasbro, Inc.	42,352
	Motor Vehicle and Parts Dealers — 2.5%
70	AutoZone, Inc.(a)	257,210
3,534	O’Reilly Automotive, Inc.(a)	333,751
		590,961
	Support Activities for Transportation — 0.5%
492	Expedia, Inc.	108,240
	Transportation Equipment Manufacturing — 18.4%
907	Aptiv PLC ADR(a)	73,558
16,282	Ford Motor Co.	213,782
3,966	General Motors Co.	274,011
8,259	Tesla, Inc.(a)	3,770,729
		4,332,080
	Water Transportation — 0.5%
4,522	Carnival Corp. ADR (Panama)(a)	130,369
	TOTAL COMMON STOCKS (Cost $14,831,281)	$17,777,068

The accompanying notes are an integral part of these financial statements.

10

DIREXION DAILY CONSUMER DISCRETIONARY BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 30.0%
	Money Market Funds — 30.0%
2,026,013	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$2,026,013
79,463	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	79,463
4,943,544	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	4,943,544
	TOTAL SHORT TERM INVESTMENTS (Cost $7,049,020)	$7,049,020
	TOTAL INVESTMENTS (Cost $21,880,301) — 105.5%(c)	$24,826,088
	Liabilities in Excess of Other Assets — (5.5)%	(1,292,351)
	TOTAL NET ASSETS — 100.0%	$23,533,737

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,405,637.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Consumer Discretionary Select Sector Index	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2025	5,604	$11,173,173	$2,142,789
Total return of Consumer Discretionary Select Sector Index	SOFR + 0.6000%	UBS Securities LLC	12/17/2025	4,972	9,438,194	2,417,752
Total return of Consumer Discretionary Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2025	6,161	12,256,835	2,386,262
Total return of Consumer Discretionary Select Sector Index	SOFR + 0.8000%	J.P. Morgan	09/29/2026	5,052	11,941,717	204,117
					$44,809,919	$7,150,920

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

11

Direxion Daily Dow Jones Internet Bear 3X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 119.5%
	Money Market Funds — 119.5%
4,894,870	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$4,894,870
7,541,421	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	7,541,421
	TOTAL SHORT TERM INVESTMENTS (Cost $12,436,291)(b)	$12,436,291
	TOTAL INVESTMENTS (Cost $12,436,291) — 119.5%	$12,436,291
	Liabilities in Excess of Other Assets — (19.5)%	(2,033,108)
	TOTAL NET ASSETS — 100.0%	$10,403,183

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,882,086.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.6000%	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/11/2025	9,645	$11,203,809	$(1,086,824)
SOFR + 0.4800%	Total return of Dow Jones Internet Composite Index	J.P. Morgan	12/16/2025	3,721	4,848,497	33,481
SOFR + 0.1500%	Total return of Dow Jones Internet Composite Index	UBS Securities LLC	12/17/2025	3,997	4,471,099	(633,290)
SOFR + 0.5000%	Total return of Dow Jones Internet Composite Index	Citibank N.A.	12/22/2025	6,650	8,221,232	(342,738)
					$28,744,637	$(2,029,371)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

12

DIREXION DAILY DOW JONES INTERNET BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 69.3%
	Accommodation — 1.4%
16,619	Airbnb, Inc. Class A(a)	$2,102,968
	Administrative and Support Services — 7.0%
826	Booking Holdings, Inc.	4,194,213
12,118	Cloudflare, Inc.(a)	3,069,489
24,984	Roblox Corp.(a)	2,841,181
		10,104,883
	Amusement, Gambling, and Recreation Industries — 0.4%
19,230	DraftKings, Inc.(a)	588,246
	Computer and Electronic Product Manufacturing — 15.1%
23,282	Alphabet, Inc.	6,546,665
18,691	Alphabet, Inc. Class C	5,267,498
29,994	Arista Networks, Inc.(a)	4,729,754
74,594	Cisco Systems, Inc.	5,453,567
		21,997,484
	Educational Services — 0.3%
1,538	Duolingo, Inc.(a)	416,244
	Food Services and Drinking Places — 2.5%
14,338	DoorDash, Inc.(a)	3,647,157
	General Merchandise Retailers — 8.3%
43,616	Amazon.com, Inc.(a)	10,651,900
17,701	eBay, Inc.	1,439,268
		12,091,168
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) — 0.2%
14,350	MARA Holdings, Inc.(a)(b)	262,175
	Merchant Wholesalers, Durable Goods — 1.0%
34,456	Copart, Inc.(a)	1,481,953
	Motion Picture and Sound Recording Industries — 6.2%
8,004	Netflix, Inc.(a)	8,955,355
	Motor Vehicle and Parts Dealers — 1.1%
5,349	Carvana Co.(a)	1,639,683
	Performing Arts, Spectator Sports, and Related Industries — 1.1%
6,808	Flutter Entertainment PLC ADR (Ireland)(a)	1,583,473
	Professional, Scientific, and Technical Services — 14.8%
6,401	Atlassian Corp.(a)	1,084,457
5,476	Ciena Corp.(a)	1,040,002
8,467	CoreWeave, Inc.(a)	1,132,123
2,225	F5 Networks, Inc.(a)	563,036
5,363	GoDaddy, Inc.(a)	713,976

The accompanying notes are an integral part of these financial statements.

13

DIREXION DAILY DOW JONES INTERNET BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
13,360	Meta Platforms, Inc.	$8,661,956
10,384	Nutanix, Inc.(a)	739,756
1,940	Paycom Software, Inc.	362,955
12,924	Snowflake, Inc.(a)	3,552,549
3,256	VeriSign, Inc.	780,789
8,366	Workday, Inc.(a)	2,007,171
10,082	Zoom Video Communications, Inc.(a)	879,453
		21,518,223
	Publishing Industries — 8.1%
5,554	Akamai Technologies, Inc.(a)	417,105
5,610	Box, Inc.(a)	180,025
11,308	Confluent, Inc.(a)	264,268
12,521	Datadog, Inc.(a)	2,038,544
7,827	DocuSign, Inc.(a)	572,467
7,169	Dropbox, Inc.(a)	207,901
2,040	HubSpot, Inc.(a)	1,003,517
6,475	Okta, Inc.(a)	592,657
18,637	Salesforce, Inc.	4,853,261
5,823	Veeva Systems, Inc.(a)	1,695,657
		11,825,402
	Telecommunications — 1.8%
37,005	PayPal Holdings, Inc.(a)	2,563,336
	TOTAL COMMON STOCKS (Cost $79,025,457)	$100,777,750
	SHORT TERM INVESTMENTS — 26.2%
	Money Market Funds — 26.2%
23,653,893	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)	$23,653,893
14,462,081	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	14,462,081
	TOTAL SHORT TERM INVESTMENTS (Cost $38,115,974)	$38,115,974
	TOTAL INVESTMENTS (Cost $117,141,431) — 95.5%(d)	$138,893,724
	Other Assets in Excess of Liabilities — 4.5%	6,492,030
	TOTAL NET ASSETS — 100.0%	$145,385,754

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $85,494,289.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

14

DIREXION DAILY DOW JONES INTERNET BULL 3X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones Internet Composite Index	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2025	52,301	$56,364,975	$10,250,016
Total return of Dow Jones Internet Composite Index	SOFR + 0.5500%	UBS Securities LLC	12/17/2025	121,837	123,937,433	31,127,842
Total return of Dow Jones Internet Composite Index	SOFR + 0.8500%	Citibank N.A.	12/22/2025	29,939	33,567,723	3,922,394
Total return of Dow Jones Internet Composite Index	SOFR + 0.7500%	J.P. Morgan	09/01/2026	53,974	67,902,038	1,727,196
					$281,772,169	$47,027,448

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

15

DIREXION DAILY FINANCIAL BEAR 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 92.5%
	Money Market Funds — 92.5%
52,798,880	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$52,798,880
41,466,674	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	41,466,674
27,395,813	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	27,395,813
	TOTAL SHORT TERM INVESTMENTS (Cost $121,661,367)(b)	$121,661,367
	TOTAL INVESTMENTS (Cost $121,661,367) — 92.5%	$121,661,367
	Other Assets in Excess of Liabilities — 7.5%	9,863,354
	TOTAL NET ASSETS — 100.0%	$131,524,721

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $70,165,835.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.5500%	Total return of Financial Select Sector Index	Goldman Sachs	12/10/2025	245,817	$159,471,525	$1,668,744
SOFR + 0.5800%	Total return of Financial Select Sector Index	Bank of America Merrill Lynch	12/11/2025	69,255	45,017,810	386,773
SOFR + 0.4800%	Total return of Financial Select Sector Index	Societe Generale	12/12/2025	158,000	96,082,959	(2,979,256)
SOFR + 0.6000%	Total return of Financial Select Sector Index	J.P. Morgan	12/16/2025	126,260	81,687,086	1,088,459
SOFR + 0.3500%	Total return of Financial Select Sector Index	UBS Securities LLC	12/17/2025	12,218	7,635,334	(72,781)
					$389,894,714	$91,939

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

16

DIREXION DAILY FINANCIAL BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 76.5%
	Administrative and Support Services — 7.4%
23,805	Ameriprise Financial, Inc.	$10,778,190
17,831	Corpay, Inc.(a)	4,642,301
9,546	FactSet Research System, Inc.	2,546,873
38,955	Moody’s Corp.	18,710,086
428,933	Visa, Inc. Class A	146,154,630
		182,832,080
	Chemical Manufacturing — 0.9%
144,541	IntercontinentalExchange, Inc.	21,144,903
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.4%
137,263	Fiserv, Inc.(a)	9,154,070
	Credit Intermediation and Related Activities — 31.7%
137,058	American Express Co.	49,440,932
1,720,695	Bank of America Corp.	91,971,148
178,080	Bank of New York Mellon Corp.	19,220,174
161,483	Capital One Financial Corp.	35,524,645
464,842	Citigroup, Inc.	47,055,956
108,917	Citizens Financial Group, Inc.	5,540,608
57,109	Coinbase Global, Inc.(a)	19,632,932
131,905	Fidelity National Information Services, Inc.	8,246,701
167,131	Fifth Third Bancorp(b)	6,955,992
61,260	Global Payments, Inc.	4,763,578
397,088	Huntington Bancshares, Inc.	6,131,039
694,334	JPMorgan Chase & Co.	216,021,194
235,349	KeyCorp	4,139,789
39,458	M&T Bank Corp.	7,255,142
208,446	MasterCard, Inc. Class A	115,060,107
48,289	Northern Trust Corp.	6,213,346
99,441	PNC Financial Services Group, Inc.	18,152,954
225,318	Regions Financial Corp.	5,452,696
71,636	State Street Corp.	8,285,420
93,947	Synchrony Financial	6,987,778
325,594	Truist Financial Corp.	14,531,260
392,952	U.S. Bancorp	18,342,999
808,897	Wells Fargo & Co.	70,349,772
		785,276,162
	Funds, Trusts, and Other Financial Vehicles — 0.2%
55,480	T. Rowe Price Group, Inc.	5,688,364
	Insurance Carriers and Related Activities — 18.2%
121,544	Aflac, Inc.	13,028,301
66,540	Allstate Corp.	12,743,741
139,891	American International Group, Inc.	11,045,793
93,858	Arch Capital Group Ltd. ADR	8,100,884

The accompanying notes are an integral part of these financial statements.

17

DIREXION DAILY FINANCIAL BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Insurance Carriers and Related Activities — (Continued)
64,735	Arthur J. Gallagher & Co.	$16,150,735
12,739	Assurant, Inc.	2,697,101
463,033	Berkshire Hathaway, Inc. Class B(a)	221,116,779
73,984	Brown & Brown, Inc.	5,899,484
93,628	Chubb Limited ADR (Switzerland)	25,929,338
39,483	Cincinnati Financial Corp.	6,103,677
6,415	Erie Indemnity Co. Class A(b)	1,877,286
10,591	Everest Re Group Ltd. ADR	3,331,081
20,454	Globe Life, Inc.	2,689,906
42,949	Loews Corp.	4,276,002
124,140	Marsh & McLennan Companies, Inc.	22,115,541
141,057	MetLife, Inc.	11,259,170
51,188	Principal Financial Group, Inc.	4,301,840
148,020	Progressive Corp.	30,492,120
88,882	Prudential Financial, Inc.	9,243,728
70,997	The Hartford Insurance Group, Inc.	8,816,408
56,847	Travelers Companies, Inc.	15,270,241
75,661	W.R. Berkley Corp.	5,397,656
24,634	Willis Towers Watson PLC ADR (Ireland)	7,712,905
		449,599,717
	Management of Companies and Enterprises — 0.7%
54,448	Aon PLC ADR (United Kingdom)	18,549,345
	Professional, Scientific, and Technical Services — 0.1%
18,388	Jack Henry & Associates, Inc.	2,738,709
	Publishing Industries — 0.4%
138,773	Block, Inc.(a)	10,538,421
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 15.8%
116,189	Apollo Global Management, Inc.	14,443,455
36,363	Blackrock, Inc.	39,374,220
26,410	Cboe Global Markets, Inc.	6,487,352
430,855	Charles Schwab Corp.	40,724,415
90,998	CME Group, Inc.	24,159,059
77,352	Franklin Resources, Inc.	1,748,929
76,441	Goldman Sachs Group, Inc.	60,340,232
112,428	Interactive Brokers Group, Inc. Class A	7,910,434
112,608	Invesco Ltd. ADR	2,668,810
173,225	KKR & Co., Inc.	20,497,714
306,347	Morgan Stanley	50,240,908
19,538	MSCI, Inc. Class A	11,499,090
114,461	NASDAQ OMX Group, Inc.	9,785,271
44,805	Raymond James Financial, Inc.	7,109,209
195,432	Robinhood Markets, Inc.(a)	28,685,509

The accompanying notes are an integral part of these financial statements.

18

DIREXION DAILY FINANCIAL BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
78,911	S&P Global, Inc.	$38,446,228
186,120	The Blackstone Group, Inc.	27,292,637
		391,413,472
	Telecommunications — 0.7%
241,240	PayPal Holdings, Inc.(a)	16,710,695
	TOTAL COMMON STOCKS (Cost $1,636,774,951)	$1,893,645,938
	SHORT TERM INVESTMENTS — 22.8%
	Money Market Funds — 22.8%
263,341,009	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$263,341,009
50,139,277	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	50,139,277
412,680	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	412,680
249,665,510	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	249,665,510
	TOTAL SHORT TERM INVESTMENTS (Cost $563,558,476)	$563,558,476
	TOTAL INVESTMENTS (Cost $2,200,333,427) — 99.3%(e)	$2,457,204,414
	Other Assets in Excess of Liabilities — 0.7%	17,877,475
	TOTAL NET ASSETS — 100.0%	$2,475,081,889

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,976,790,503.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

19

DIREXION DAILY FINANCIAL BULL 3X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Financial Select Sector Index	SOFR + 0.7500%	BNP Paribas	12/05/2025	758,694	$468,202,162	$7,439,685
Total return of Financial Select Sector Index	SOFR + 0.7500%	Goldman Sachs	12/10/2025	911,089	559,013,049	20,760,779
Total return of Financial Select Sector Index	SOFR + 0.7800%	Bank of America Merrill Lynch	12/11/2025	451,360	268,680,466	17,998,764
Total return of Financial Select Sector Index	SOFR + 0.8000%	Societe Generale	12/12/2025	511,605	311,117,232	8,749,789
Total return of Financial Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2025	586,293	361,853,224	12,960,578
Total return of Financial Select Sector Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2025	1,908,484	1,137,321,606	64,495,237
Total return of Financial Select Sector Index	SOFR + 0.6500%	Citibank N.A.	12/22/2025	2,807,781	1,781,219,283	9,635,692
Total return of Financial Select Sector Index	SOFR + 0.7500%	Barclays	12/22/2025	637,948	381,422,730	18,347,654
					$5,268,829,752	$160,388,178

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

20

DIREXION DAILY FTSE CHINA BEAR 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 118.8%
	Money Market Funds — 118.8%
184,146,448	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$184,146,448
21,066,418	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	21,066,418
73,217,003	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	73,217,003
	TOTAL SHORT TERM INVESTMENTS (Cost $278,429,869)(b)	$ 278,429,869
	TOTAL INVESTMENTS (Cost $278,429,869) — 118.8%	$278,429,869
	Liabilities in Excess of Other Assets — (18.8)%	(44,063,125)
	TOTAL NET ASSETS — 100.0%	$ 234,366,744

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $209,958,135.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.0000%	Total return of iShares China Large-Cap ETF	BNP Paribas	12/05/2025	5,734,765	$183,845,797	$(41,899,777)
SOFR + 0.6800%	Total return of iShares China Large-Cap ETF	Goldman Sachs	12/10/2025	3,381,894	136,670,486	2,610,958
SOFR + 0.5800%	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/11/2025	7,044,238	278,383,535	1,375,774
SOFR + 0.1300%	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/17/2025	1,545,448	56,318,046	(4,506,059)
					$655,217,864	$(42,419,104)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

21

DIREXION DAILY FTSE CHINA BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 54.1%
12,790,135	iShares China Large-Cap ETF (a)	$ 507,896,261
	TOTAL INVESTMENT COMPANIES (Cost $487,412,943)	$ 507,896,261
	SHORT TERM INVESTMENTS — 44.6%
	Money Market Funds — 44.6%
245,272,982	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$245,272,982
24,090,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(b)	24,090,000
95,000,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	95,000,000
54,758,437	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	54,758,437
	TOTAL SHORT TERM INVESTMENTS (Cost $419,121,419)	$ 419,121,419
	TOTAL INVESTMENTS (Cost $906,534,362) — 98.7%(c)	$927,017,680
	Other Assets in Excess of Liabilities — 1.3%	12,108,058
	TOTAL NET ASSETS — 100.0%	$ 939,125,738

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $666,901,318.
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares China Large-Cap ETF	SOFR + 1.2500%	BNP Paribas	12/05/2025	2,672,914	$80,935,836	$22,742,245
Total return of iShares China Large-Cap ETF	SOFR + 1.1000%	Goldman Sachs	12/10/2025	9,876,863	379,679,541	10,605,174
Total return of iShares China Large-Cap ETF	SOFR + 3.0000%	Nomura	12/10/2025	1,000,000	30,240,000	8,006,228
Total return of iShares China Large-Cap ETF	SOFR + 1.1500%	Bank of America Merrill Lynch	12/11/2025	2,394,091	75,312,284	16,912,712
Total return of iShares China Large-Cap ETF	SOFR + 1.1500%	Societe Generale	12/12/2025	5,250,000	160,597,499	45,042,203
Total return of iShares China Large-Cap ETF	SOFR + 0.7700%	UBS Securities LLC	12/17/2025	20,026,645	618,608,204	162,945,559
Total return of iShares China Large-Cap ETF	SOFR + 1.2000%	Citibank N.A.	12/22/2025	4,985,286	152,075,443	42,209,944
Total return of iShares China Large-Cap ETF	SOFR + 0.8000%	Barclays	12/22/2025	11,955,246	363,663,620	101,244,896
					$1,861,112,427	$409,708,961

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

22

Direxion Daily FTSE Europe Bull 3X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 48.5%
199,147	Vanguard FTSE Europe ETF(a)	$ 15,991,503
	TOTAL INVESTMENT COMPANIES (Cost $15,171,049)	$ 15,991,503
	SHORT TERM INVESTMENTS — 52.9%
	Money Market Funds — 52.9%
8,292,794	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$8,292,794
3,438,353	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(b)	3,438,353
5,720,713	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	5,720,713
	TOTAL SHORT TERM INVESTMENTS (Cost $17,451,860)	$ 17,451,860
	TOTAL INVESTMENTS (Cost $32,622,909) — 101.4%(c)	$33,443,363
	Liabilities in Excess of Other Assets — (1.4)%	(444,683)
	TOTAL NET ASSETS — 100.0%	$ 32,998,680

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,974,991.
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Vanguard FTSE Europe ETF	SOFR + 0.5000%	BNP Paribas	12/05/2025	119,680	$9,307,099	$241,469
Total return of Vanguard FTSE Europe ETF	SOFR + 0.5000%	Goldman Sachs	12/10/2025	321,068	22,108,165	3,490,812
Total return of Vanguard FTSE Europe ETF	SOFR + 0.6000%	J.P. Morgan	12/16/2025	128,366	8,625,978	1,604,212
Total return of Vanguard FTSE Europe ETF	SOFR + 0.7400%	UBS Securities LLC	12/17/2025	201,616	13,723,331	2,333,333
Total return of Vanguard FTSE Europe ETF	SOFR + 0.7500%	Citibank N.A.	12/22/2025	262,961	17,488,949	3,422,786
					$71,253,522	$11,092,612

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

23

Direxion Daily Healthcare Bull 3X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 68.8%
	Ambulatory Health Care Services — 0.9%
863	DaVita, Inc.(a)	$102,714
2,005	Labcorp Holdings, Inc.	509,190
1,308	Molina Healthcare, Inc.(a)	200,203
2,699	Quest Diagnostics, Inc.	474,889
28,139	Viatris, Inc.	291,520
		1,578,516
	Chemical Manufacturing — 27.9%
42,639	AbbVie, Inc.	9,297,008
12,994	Amgen, Inc.	3,877,799
3,538	Biogen, Inc.(a)	545,807
3,783	Bio-Techne Corp.(b)	236,702
49,127	Bristol-Myers Squibb Co.	2,263,281
19,189	Eli Lilly & Co.	16,557,421
29,948	Gilead Sciences, Inc.	3,587,471
3,959	Incyte Corp.(a)	370,087
60,286	Merck & Co., Inc.	5,183,390
137,227	Pfizer, Inc.	3,382,646
2,460	Regeneron Pharmaceuticals, Inc.	1,603,428
6,188	Vertex Pharmaceuticals, Inc.(a)	2,633,427
10,697	Zoetis, Inc.	1,541,331
		51,079,798
	Computer and Electronic Product Manufacturing — 6.2%
6,856	Agilent Technologies, Inc.	1,003,444
15,381	Danaher Corp.	3,312,760
11,019	GE HealthCare Technologies, Inc.	825,874
5,368	Hologic, Inc.(a)	396,749
2,801	Revvity, Inc.	262,146
9,114	Thermo Fisher Scientific, Inc.	5,171,192
1,437	Waters Corp.(a)	502,375
		11,474,540
	Health and Personal Care Retailers — 1.3%
30,612	CVS Health Corp.	2,392,328
	Hospitals — 1.1%
3,954	HCA Healthcare, Inc.	1,817,575
1,361	Universal Health Services, Inc. Class B	295,350
		2,112,925
	Insurance Carriers and Related Activities — 6.5%
11,262	Centene Corp.(a)	398,337
6,443	Cigna Corp.	1,574,734
5,435	Elevance Health, Inc.	1,723,982
2,903	Humana, Inc.	807,585
21,860	UnitedHealth Group, Inc.	7,466,502
		11,971,140

The accompanying notes are an integral part of these financial statements.

24

Direxion Daily Healthcare Bull 3X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — 0.4%
497	Mettler-Toledo International, Inc.(a)	$703,896
	Management of Companies and Enterprises — 2.8%
42,007	Abbott Laboratories	5,192,905
	Merchant Wholesalers, Durable Goods — 0.1%
2,489	Henry Schein, Inc.(a)	157,305
	Merchant Wholesalers, Nondurable Goods — 2.8%
5,764	Cardinal Health, Inc.	1,099,598
4,680	Cencora, Inc.	1,580,951
3,002	McKesson Corp.	2,435,643
		5,116,192
	Miscellaneous Manufacturing — 17.1%
1,627	Align Technology, Inc.(a)	224,331
12,397	Baxter International, Inc.	228,973
6,918	Becton, Dickinson & Co.	1,236,316
35,763	Boston Scientific Corp.(a)	3,602,049
9,464	DexCom, Inc.(a)	550,994
14,171	Edwards Lifesciences Corp.(a)	1,168,399
1,699	Insulet Corp.(a)	531,804
8,651	Intuitive Surgical, Inc.(a)	4,622,056
58,128	Johnson & Johnson	10,978,635
30,925	Medtronic PLC ADR (Ireland)	2,804,897
3,533	ResMed, Inc.	872,227
3,557	Solventum Corp.(a)	245,575
2,376	Steris PLC ADR (Ireland)	560,023
8,304	Stryker Corp.	2,958,217
4,816	The Cooper Companys, Inc.(a)	336,687
4,782	Zimmer Biomet Holdings, Inc.	480,878
		31,402,061
	Plastics and Rubber Products Manufacturing — 0.3%
1,735	West Pharmaceutical Services, Inc.	489,391
	Professional, Scientific, and Technical Services — 1.4%
1,188	Charles River Laboratories International, Inc.(a)	213,923
1,931	IDEXX Laboratories, Inc.(a)	1,215,584
4,103	IQVIA Holdings, Inc.(a)	888,135
8,359	Moderna, Inc.(a)	227,031
		2,544,673
	TOTAL COMMON STOCKS (Cost $110,312,902)	$126,215,670

The accompanying notes are an integral part of these financial statements.

25

Direxion Daily Healthcare Bull 3X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 29.6%
	Money Market Funds — 29.6%
22,608,280	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$22,608,280
5,447	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	5,447
31,573,394	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	31,573,394
	TOTAL SHORT TERM INVESTMENTS (Cost $54,187,121)	$54,187,121
	TOTAL INVESTMENTS (Cost $164,500,023) — 98.4%(e)	$180,402,791
	Other Assets in Excess of Liabilities — 1.6%	2,894,445
	TOTAL NET ASSETS — 100.0%	$183,297,236

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $137,396,028.
ADR - American Depository Receipt
Direxion Daily Healthcare Bull 3X Shares
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Health Care Select Sector Index	SOFR + 0.7500%	J.P. Morgan	12/16/2025	84,593	$119,052,839	$2,051,237
Total return of Health Care Select Sector Index	SOFR + 0.6000%	UBS Securities LLC	12/17/2025	40,486	55,875,882	1,551,609
Total return of Health Care Select Sector Index	SOFR + 0.6500%	Citibank N.A.	12/22/2025	96,578	129,189,596	10,640,537
Total return of Health Care Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2025	69,175	92,360,618	7,074,069
					$396,478,935	$21,317,452

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

26

Direxion Daily Homebuilders & Supplies Bull 3X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 71.1%
	Building Material and Garden Equipment and Supplies Dealers — 6.7%
81,565	Lowe’s Companies, Inc.	$19,423,074
102,575	MasterBrand, Inc.(a)(b)	1,295,522
52,604	The Home Depot, Inc.	19,967,952
		40,686,548
	Construction of Buildings — 39.6%
42,156	Beazer Homes USA, Inc.(a)	944,294
39,866	Century Communities, Inc.	2,368,040
428,012	D.R. Horton, Inc.	63,808,029
44,498	Dream Finders Home, Inc.(a)(b)	881,060
47,069	Green Brick Partners , Inc.(a)	3,047,247
7,038	Hovnanian Enterprises, Inc.(a)	846,179
105,047	KB Home	6,557,034
14,053	Lennar Corp.	1,658,957
351,364	Lennar Corp. Class A(b)	43,488,322
31,312	LGI Homes, Inc.(a)(b)	1,277,843
40,739	M/I Homes, Inc.(a)	5,100,115
109,842	Meritage Homes Corp.	7,420,926
4,432	NVR, Inc.(a)	31,958,354
304,573	PulteGroup, Inc.	36,509,166
152,586	Taylor Morrison Home Corp.(a)	9,043,772
151,567	Toll Brothers, Inc.	20,453,967
135,078	TRI Pointe Group, Inc.(a)	4,302,234
		239,665,539
	Furniture and Related Product Manufacturing — 0.3%
11,776	American Woodmark Corp.(a)	750,484
33,315	La-Z-Boy, Inc.(b)	1,056,086
		1,806,570
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 1.1%
43,592	Arhaus, Inc.(a)	436,792
18,728	Ethan Allen Interiors, Inc.	452,656
87,167	Floor & Decor Holdings, Inc. Class A(a)	5,446,194
		6,335,642
	Machinery Manufacturing — 0.5%
161,364	Hayward Holdings, Inc.(a)	2,738,347
	Merchant Wholesalers, Durable Goods — 6.0%
89,478	Builders FirstSource, Inc.(a)	10,394,659
97,163	Fortune Brands Innovations, Inc.	4,935,880
31,661	Griffon Corp.	2,343,231
109,552	Leggett & Platt, Inc.	1,023,216
25,870	Lennox International, Inc.	13,064,350
42,237	Mohawk Industries, Inc.(a)	4,799,813
		36,561,149

The accompanying notes are an integral part of these financial statements.

27

Direxion Daily Homebuilders & Supplies Bull 3X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Nondurable Goods — 3.5%
60,822	The Sherwin Williams Co.	20,979,941
	Nonmetallic Mineral Product Manufacturing — 2.4%
26,269	Eagle Materials, Inc.	5,577,434
67,686	Owens Corning	8,617,105
36,998	Quanex Building Products Corp.	525,741
		14,720,280
	Primary Metal Manufacturing — 0.2%
23,887	Gibraltar Industries, Inc.(a)	1,490,310
	Professional, Scientific, and Technical Services — 1.0%
33,685	Simpson Manufacturing Co., Inc.	5,945,402
	Specialty Trade Contractors — 4.5%
35,218	Installed Building Products, Inc.(b)	8,742,164
43,187	TopBuild Corp.(a)	18,245,644
		26,987,808
	Wood Product Manufacturing — 5.3%
12,230	Cavco Industries, Inc.(a)	6,479,454
87,248	Champion Homes, Inc.(a)	5,952,931
69,121	JELD-WEN Holding, Inc.(a)	299,985
169,456	Masco Corp.	10,973,971
86,800	Trex Company, Inc.(a)	4,194,176
47,408	UFP Industries, Inc.	4,367,699
		32,268,216
	TOTAL COMMON STOCKS (Cost $439,534,251)	$430,185,752
	SHORT TERM INVESTMENTS — 30.0%
	Money Market Funds — 30.0%
139,358,932	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)	$139,358,932
15,200,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	15,200,000
27,343,476	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	27,343,476
	TOTAL SHORT TERM INVESTMENTS (Cost $181,902,408)	$181,902,408
	TOTAL INVESTMENTS (Cost $621,436,659) — 101.1%(d)	$612,088,160
	Liabilities in Excess of Other Assets — (1.1)%	(6,621,783)
	TOTAL NET ASSETS — 100.0%	$605,466,377

The accompanying notes are an integral part of these financial statements.

28

Direxion Daily Homebuilders & Supplies Bull 3X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $513,576,092.
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.9000%	BNP Paribas	12/05/2025	20,446	$381,837,384	$(13,506,921)
Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.8500%	Goldman Sachs	12/10/2025	5,723	95,716,216	6,733,086
Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.6700%	Bank of America Merrill Lynch	12/11/2025	19,586	343,182,751	8,174,675
Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.7500%	Citibank N.A.	12/22/2025	15,516	271,464,458	7,637,104
Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.7000%	Barclays	12/22/2025	14,971	252,224,947	16,758,588
					$1,344,425,756	$25,796,532

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

29

Direxion Daily Industrials Bull 3X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 67.5%
	Administrative and Support Services — 6.6%
463	Allegion PLC ADR (Ireland)	$76,752
2,184	Automatic Data Processing, Inc.	568,495
632	Broadridge Financial Solutions, Inc.	139,293
668	Equifax, Inc.	141,015
1,515	Rollins, Inc.	87,279
11,246	Uber Technologies, Inc.(a)	1,085,239
1,998	Waste Management, Inc.	399,140
		2,497,213
	Air Transportation — 1.2%
3,498	Delta Air Lines, Inc.	200,715
2,832	Southwest Airlines Co.(b)	85,810
1,746	United Continental Holdings, Inc.(a)	164,194
		450,719
	Apparel Manufacturing — 0.9%
1,848	Cintas Corp.	338,683
	Building Material and Garden Equipment and Supplies Dealers — 0.2%
281	Snap-on, Inc.	94,290
	Computer and Electronic Product Manufacturing — 7.1%
1,245	AMETEK, Inc.	251,627
1,825	Fortive Corp.	91,870
1,009	L3Harris Technologies, Inc.	291,702
726	Northrop Grumman Corp.	423,585
2,116	Otis Worldwide Corp.	196,280
7,218	RTX Corp.	1,288,413
1,338	Veralto Corp.	132,034
		2,675,511
	Couriers and Messengers — 1.8%
1,170	FedEx Corp.	296,969
3,969	United Parcel Service, Inc. Class B	382,691
		679,660
	Electrical Equipment, Appliance, and Component Manufacturing — 2.8%
616	A.O. Smith Corp.	40,650
423	Axon Enterprise, Inc.(a)	309,733
3,035	Emerson Electric Co.	423,595
316	Generac Holdings, Inc.(a)	53,095
606	Rockwell Automation, Inc.	223,226
		1,050,299
	Fabricated Metal Product Manufacturing — 0.4%
885	Pentair PLC ADR (Ireland)	94,120
835	Stanley Black & Decker, Inc.	56,546
		150,666

The accompanying notes are an integral part of these financial statements.

30

Direxion Daily Industrials Bull 3X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — 15.8%
4,313	Carrier Global Corp.	$256,580
2,527	Caterpillar, Inc.	1,458,736
743	Cummins, Inc.	325,196
1,359	Deere & Co.	627,355
5,719	GE Aerospace	1,766,885
406	IDEX Corp.	69,613
1,951	Ingersoll Rand, Inc.	148,920
290	Nordson Corp.	67,266
689	Parker Hannifin Corp.	532,480
1,200	Trane Technologies PLC ADR (Ireland)	538,380
1,312	Xylem, Inc.	197,915
		5,989,326
	Merchant Wholesalers, Durable Goods — 3.8%
597	Builders FirstSource, Inc.(a)	69,354
4,798	Copart, Inc.(a)	206,362
6,189	Fastenal Co.	254,677
287	Hubbell, Inc.	134,890
212	Huntington Ingalls Industries, Inc.	68,268
3,529	Johnson Controls International PLC ADR (Ireland)	403,682
172	Lennox International, Inc.	86,860
237	W.W. Grainger, Inc.	232,023
		1,456,116
	Merchant Wholesalers, Nondurable Goods — 0.9%
1,430	Illinois Tool Works, Inc.	348,806
	Miscellaneous Manufacturing — 1.8%
2,872	3M Co.	478,188
740	Dover Corp.	134,281
962	Textron, Inc.	77,739
		690,208
	National Security and International Affairs — 0.3%
692	Leidos Holdings, Inc.	131,805
	Primary Metal Manufacturing — 1.2%
2,174	Howmet Aerospace, Inc.	447,735
	Professional, Scientific, and Technical Services — 3.5%
2,099	Eaton Corporation PLC ADR (Ireland)	800,894
645	Jacobs Solutions, Inc.	100,498
1,749	Paychex, Inc.	204,686
270	Paycom Software, Inc.	50,514
753	Verisk Analytics, Inc. Class A	164,726
		1,321,318

The accompanying notes are an integral part of these financial statements.

31

Direxion Daily Industrials Bull 3X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Publishing Industries — 0.2%
861	Dayforce, Inc.(a)	$59,185
	Rail Transportation — 2.8%
10,054	CSX Corp.	362,145
3,198	Union Pacific Corp.	704,743
		1,066,888
	Rental and Leasing Services — 0.8%
347	United Rentals, Inc.	302,299
	Specialty Trade Contractors — 1.4%
242	EMCOR Group, Inc.	163,539
803	Quanta Services, Inc.	360,651
		524,190
	Support Activities for Transportation — 1.6%
637	C.H. Robinson Worldwide, Inc.	98,091
732	Expeditors International of Washington, Inc.	89,231
413	J.B. Hunt Transport Services, Inc.	69,739
1,210	Norfolk Southern Corp.	342,890
		599,951
	Transportation Equipment Manufacturing — 8.9%
4,078	Boeing Co.(a)	819,759
1,361	General Dynamics Corp.	469,409
3,423	Honeywell International, Inc.	689,153
1,108	Lockheed Martin Corp.	545,003
2,832	Paccar, Inc.	278,669
304	TransDigm Group, Inc.	397,787
922	Wabtec Corp.	188,494
		3,388,274
	Truck Transportation — 0.4%
997	Old Dominion Freight Line, Inc.	139,999
	Utilities — 2.3%
1,468	GE Vernova, Inc.	858,985
	Waste Management and Remediation Services — 0.6%
1,095	Republic Services, Inc.	228,023
	Wood Product Manufacturing — 0.2%
1,130	Masco Corp.	73,179
	TOTAL COMMON STOCKS (Cost $22,046,773)	$25,563,328

The accompanying notes are an integral part of these financial statements.

32

Direxion Daily Industrials Bull 3X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 31.3%
	Money Market Funds — 31.3%
7,224,356	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$7,224,356
61	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	61
4,636,513	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	4,636,513
	TOTAL SHORT TERM INVESTMENTS (Cost $11,860,930)	$11,860,930
	TOTAL INVESTMENTS (Cost $33,907,703) — 98.8%(e)	$37,424,258
	Other Assets in Excess of Liabilities — 1.2%	443,485
	TOTAL NET ASSETS — 100.0%	$37,867,743

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,620,868.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Industrials Select Sector Index	SOFR + 0.7000%	Bank of America Merrill Lynch	12/11/2025	4,627	$7,145,333	$70,380
Total return of Industrials Select Sector Index	SOFR + 0.7500%	J.P. Morgan	12/16/2025	12,983	17,398,702	2,464,861
Total return of Industrials Select Sector Index	SOFR + 0.6000%	UBS Securities LLC	12/17/2025	15,601	21,270,523	2,646,274
Total return of Industrials Select Sector Index	SOFR + 0.8000%	Citibank N.A.	12/22/2025	12,700	16,585,904	2,828,779
Total return of Industrials Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2025	10,412	13,339,151	2,679,155
					$75,739,613	$10,689,449

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

33

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 75.5%
	Accommodation — 0.7%
1,025	Boyd Gaming Corp.	$79,817
357	Choice Hotels International, Inc.	33,187
1,066	Hilton Grand Vacations, Inc.(a)	44,186
731	Hyatt Hotels Corp. Class A(b)	100,447
3,454	Park Hotels & Resorts, Inc.(b)	35,541
1,122	Travel + Leisure Co.(b)	70,439
642	Vail Resorts, Inc.(b)	95,228
1,319	Wyndham Hotels & Resorts, Inc.	96,854
		555,699
	Administrative and Support Services — 1.2%
1,059	MasTec, Inc.(a)	216,205
3,207	RB Global, Inc. ADR	318,199
3,366	TransUnion	273,252
2,521	Warner Music Group Corp. Class A	80,571
		888,227
	Air Transportation — 0.3%
1,992	Alaska Air Group, Inc.(a)	83,126
11,400	American Airlines Group, Inc.(a)	149,682
		232,808
	Ambulatory Health Care Services — 0.3%
383	Medpace Holdings, Inc.(a)	224,021
	Apparel Manufacturing — 0.3%
2,057	Capri Holdings Ltd. ADR(a)	42,683
445	Columbia Sportswear Co.	22,085
831	PVH Corp.	65,092
3,263	Under Armour, Inc. Class A(a)(b)	15,042
2,095	Under Armour, Inc. Class C(a)(b)	9,302
5,669	VF Corp.	79,593
		233,797
	Beverage and Tobacco Product Manufacturing — 0.2%
137	Boston Beer Co., Inc. Class A(a)	28,357
1,036	Coca-Cola Consolidated, Inc.	135,074
		163,431
	Broadcasting and Content Providers — 0.1%
492	Nexstar Media Group, Inc.(b)	96,299
	Building Material and Garden Equipment and Supplies Dealers — 0.1%
979	Knife River Corp.(a)	59,190

The accompanying notes are an integral part of these financial statements.

34

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — 3.4%
790	Ashland, Inc.	$38,631
1,582	Avient Corp.	50,735
3,318	BioMarin Pharmaceutical, Inc.(a)	177,745
919	Cabot Corp.	62,014
6,330	Coty, Inc. Class A(a)	25,130
8,584	Elanco Animal Health, Inc.(a)(b)	190,136
2,021	Halozyme Therapeutics, Inc.(a)(b)	131,749
3,572	Hims & Hers Health, Inc.(a)(b)	162,383
1,048	Jazz Pharmaceuticals PLC ADR (Ireland)(a)	144,247
1,175	Lantheus Holdings, Inc.(a)	67,786
1,714	Neurocrine Biosciences, Inc.(a)	245,462
135	NewMarket Corp.	103,666
1,981	Olin Corp.	41,007
2,377	Perrigo Co. PLC ADR (Ireland)	49,299
914	Repligen Corp.(a)	136,241
7,433	Roivant Sciences Ltd. ADR (Ireland)(a)	148,586
2,218	RPM International, Inc.	242,383
768	Scotts Miracle-Gro Co.	41,103
781	United Therapeutics Corp.(a)	347,881
576	Westlake Chemical Corp.	39,634
		2,445,818
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.3%
823	Abercrombie & Fitch Co. Class A(a)	59,709
3,656	Bath & Body Works, Inc.	89,499
3,932	Gap, Inc.	89,846
		239,054
	Computer and Electronic Product Manufacturing — 4.5%
1,964	Amkor Technology, Inc.(b)	63,398
315	Bio-Rad Laboratories, Inc. Class A(a)(b)	100,658
1,914	Bruker Corp.(b)	74,531
887	Cirrus Logic, Inc.(a)	117,661
2,901	Cognex Corp.	120,072
1,057	Dolby Laboratories, Inc.	70,100
2,323	EchoStar Corp.(a)(b)	173,923
619	Fabrinet ADR (Thailand)(a)	272,713
6,485	Flex Ltd. ADR (Singapore)(a)	405,442
2,656	Illumina, Inc.(a)	328,122
1,833	Iridium Communications, Inc.	35,102
2,365	Lattice Semiconductor Corp.(a)(b)	172,550
943	LivaNova PLC ADR (United Kingdom)(a)	49,630
1,206	Lumentum Holdings, Inc.(a)(b)	243,081
1,107	MACOM Technology Solutions Holdings, Inc.(a)	163,980

The accompanying notes are an integral part of these financial statements.

35

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
798	Masimo Corp.(a)(b)	$112,239
1,160	MKS, Inc.	166,704
969	Power Integrations, Inc.	40,591
1,859	Rambus, Inc.(a)	191,180
2,516	Sensata Technologies Holdings PLC ADR (United Kingdom)	80,084
764	Universal Display Corp.	112,522
2,535	Vontier Corp.	97,598
		3,191,881
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 2.1%
2,142	Allegro MicroSystems, Inc.(a)	64,089
757	ASGN, Inc.(a)	33,883
2,686	Coherent Corp.(a)	354,445
773	Concentrix Corp.(b)	31,160
2,791	ExlService Holdings, Inc.(a)	109,128
3,994	Kyndryl Holdings, Inc.(a)	115,506
622	Novanta, Inc. ADR(a)	79,000
847	Onto Innovation, Inc.(a)	114,311
5,364	Pure Storage, Inc.(a)	529,427
592	WEX, Inc.(a)	86,361
		1,517,310
	Construction of Buildings — 0.8%
11,779	Avantor, Inc.(a)(b)	139,228
1,176	KB Home	73,406
1,708	Taylor Morrison Home Corp.(a)	101,233
1,696	Toll Brothers, Inc.	228,875
		542,742
	Credit Intermediation and Related Activities — 4.6%
4,839	Ally Financial, Inc.	188,576
2,823	Associated Banc-Corp.	69,926
1,829	Bank OZK	82,287
3,219	Cadence Bank	121,485
5,167	Columbia Banking System, Inc.	138,475
2,221	Comerica, Inc.	169,906
2,144	Commerce Bancshares, Inc.	112,839
2,381	East West Bancorp, Inc.	241,910
698	Euronet Worldwide, Inc.(a)	52,950
6,205	F.N.B. Corp.	97,543
2,250	First Financial Bankshares, Inc.	69,502
8,773	First Horizon National Corp.	187,391
5,170	Flagstar Bank NA(b)	59,041
1,464	Hancock Whitney Corp.	83,609

The accompanying notes are an integral part of these financial statements.

36

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Credit Intermediation and Related Activities — (Continued)
934	International Bancshares Corp.	$61,999
6,026	Old National Bancorp	123,111
1,329	Pinnacle Financial Partners, Inc.	113,244
1,641	Prosperity Bancshares, Inc.	108,011
1,749	SouthState Bank Corp.	155,049
2,398	Synovus Financial Corp.	107,047
791	Texas Capital Bancshares, Inc.(a)	66,317
1,233	UMB Financial Corp.	131,783
2,442	United Bankshares, Inc.	87,399
8,317	Valley National Bancorp(b)	90,406
2,871	Webster Financial Corp.	163,762
1,789	Western Alliance Bancorp	138,379
1,157	Wintrust Financial Corp.	150,433
2,551	Zions Bancorp	132,933
		3,305,313
	Educational Services — 0.5%
686	Duolingo, Inc.(a)(b)	185,659
59	Graham Holdings Co. Class B	59,715
479	Grand Canyon Education, Inc.(a)	90,196
		335,570
	Electrical Equipment, Appliance, and Component Manufacturing — 0.9%
524	Acuity Brands, Inc.	191,286
438	IPG Photonics Corp.(a)(b)	37,282
428	Littelfuse, Inc.	104,137
1,147	Regal Rexnord Corp.	161,601
666	Synaptics, Inc.(a)	47,246
966	Whirlpool Corp.(b)	69,195
		610,747
	Fabricated Metal Product Manufacturing — 2.8%
3,742	Axalta Coating Systems Ltd. ADR(a)	106,535
1,579	BWX Technologies, Inc.	337,290
763	Chart Industries, Inc.(a)	152,310
1,988	Crown Holdings, Inc.(b)	193,194
651	Curtiss-Wright Corp.	387,820
1,913	Mueller Industries, Inc.	202,529
543	RBC Bearings, Inc.(a)	232,692
1,534	Silgan Holdings, Inc.(b)	59,243
1,095	Timken Co.(b)	85,969
341	Valmont Industries, Inc.	140,980
474	Watts Water Technologies, Inc.	129,212
		2,027,774

The accompanying notes are an integral part of these financial statements.

37

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Food and Beverage Retailers — 1.4%
6,964	Albertsons Companies, Inc. Class A	$123,193
2,763	Celsius Holdings, Inc.(a)	166,416
2,704	Performance Food Group Co.(a)	261,585
1,688	Sprouts Farmers Market, Inc.(a)	133,284
3,890	US Foods Holding Corp.(a)	282,492
		966,970
	Food Manufacturing — 0.5%
3,648	Flowers Foods, Inc.	43,521
1,109	Ingredion, Inc.	127,990
739	Pilgrim’s Pride Corp.(b)	28,156
826	Post Holdings, Inc.(a)	85,846
352	The Marzetti Company	55,190
		340,703
	Food Services and Drinking Places — 1.3%
642	Casey’s General Stores, Inc.	329,468
1,723	Cava Group, Inc.(a)(b)	92,577
1,045	Manhattan Associates, Inc.(a)	190,263
1,148	Texas Roadhouse, Inc.	187,790
482	Wingstop, Inc.(b)	104,415
		904,513
	Forestry and Logging — 0.1%
2,450	Rayonier, Inc.(b)	54,072
	Funds, Trusts, and Other Financial Vehicles — 1.6%
1,909	Agree Realty Corp.(b)	139,376
11,093	Annaly Capital Management, Inc.	234,839
4,500	Carlyle Group, Inc.(b)	239,940
920	EastGroup Properties, Inc.	160,567
2,288	First Industrial Realty Trust, Inc.	126,481
6,075	Healthcare Realty Trust, Inc.(b)	107,649
1,623	SEI Investments Co.	130,830
		1,139,682
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.4%
1,861	Floor & Decor Holdings, Inc. Class A(a)	116,275
7,110	GameStop Corp. Class A(a)(b)	158,482
265	RH(a)	45,710
		320,467
	General Merchandise Retailers — 1.5%
2,177	BellRing Brands, Inc.(a)	65,593
2,281	BJ’s Wholesale Club Holdings, Inc.(a)	201,321
1,077	Burlington Stores, Inc.(a)	294,656
1,025	e.l.f. Beauty, Inc.(a)(b)	125,193

The accompanying notes are an integral part of these financial statements.

38

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	General Merchandise Retailers — (Continued)
675	FirstCash Holdings, Inc.	$106,988
951	Five Below, Inc.(a)	149,564
4,692	Macy’s, Inc.	91,447
		1,034,762
	Health and Personal Care Retailers — 0.9%
2,357	Doximity, Inc. Class A(a)	155,562
2,871	Envista Holdings Corp.(a)	58,425
2,804	Option Care Health, Inc.(a)(b)	72,988
674	Penumbra, Inc.(a)	153,247
1,450	Planet Fitness, Inc. Class A(a)	131,501
3,043	Sotera Health Co.(a)	50,514
		622,237
	Heavy and Civil Engineering Construction — 0.4%
3,277	Core & Main, Inc. Class A(a)	170,994
2,226	KBR, Inc.	95,362
		266,356
	Hospitals — 0.7%
1,740	Encompass Health Corp.	198,099
1,526	Tenet Healthcare Corp.(a)	315,104
		513,203
	Insurance Carriers and Related Activities — 3.5%
1,196	American Financial Group, Inc.	157,489
987	Brighthouse Financial, Inc.(a)	56,328
1,675	CNO Financial Group, Inc.	67,034
5,175	Equitable Holdings, Inc.	255,645
1,702	Essent Group Ltd. ADR	103,090
1,759	First American Financial Corp.	109,955
618	Hanover Insurance Group, Inc.	105,604
1,084	Kemper Corp.	48,769
382	Kinsale Capital Group, Inc.(b)	152,598
3,983	MGIC Investment Corp.	109,214
3,949	Old Republic International Corp.	155,828
560	Primerica, Inc.	145,527
1,142	Reinsurance Group of America, Inc.	208,369
813	RenaissanceRe Holdings Ltd. ADR	206,575
1,587	RLI Corp.	93,570
1,947	Ryan Specialty Holdings, Inc.(b)	106,696
1,051	Selective Insurance Group, Inc.	79,182
2,707	Unum Group	198,748
1,666	Voya Financial, Inc.	124,050
		2,484,271
	Leather and Allied Product Manufacturing — 0.1%
944	Crocs, Inc.(a)	77,115

The accompanying notes are an integral part of these financial statements.

39

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — 3.7%
1,169	AAON, Inc.(b)	$115,018
1,070	AGCO Corp.(b)	110,381
685	Belden, Inc.	83,467
1,129	Brunswick Corp.	74,638
845	Crane Company	160,550
853	Crane NXT Co.	53,952
2,013	Donaldson Co., Inc.	169,595
647	EnerSys	81,626
986	Esab Corp.	115,185
2,260	Flowserve Corp.	154,245
2,863	Graco, Inc.	234,107
1,348	ITT, Inc.	249,474
953	Lincoln Electric Holdings, Inc.	223,431
806	Middleby Corp.(a)	100,129
6,416	NOV, Inc.	93,674
1,106	Oshkosh Corp.	136,359
7,101	TechnipFMC PLC ADR (United Kingdom)	293,626
1,133	Terex Corp.(b)	52,141
1,705	Toro Co.(a)	127,415
		2,629,013
	Management of Companies and Enterprises — 0.7%
15,344	CNH Industrial NV ADR (United Kingdom)	160,958
1,111	Cullen/Frost Bankers, Inc.	136,808
2,222	Glacier Bancorp, Inc.(b)	90,769
3,167	Home Bancshares, Inc.	84,591
		473,126
	Merchant Wholesalers, Durable Goods — 2.3%
658	Applied Industrial Technologies, Inc.	169,165
890	Arrow Electronics, Inc.(a)	99,280
1,449	Avnet, Inc.	70,204
2,619	Entegris, Inc.(b)	239,822
2,074	Fortune Brands Innovations, Inc.	105,359
1,375	Hexcel Corp.(b)	98,175
2,851	Jefferies Financial Group, Inc.	150,618
789	MSC Industrial Direct Co., Inc.	66,994
1,325	TD SYNNEX Corp.	207,349
603	Watsco, Inc.(b)	221,910
841	WESCO International, Inc.	218,265
		1,647,141
	Merchant Wholesalers, Nondurable Goods — 0.2%
2,747	HF Sinclair Corp.	141,745

The accompanying notes are an integral part of these financial statements.

40

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Miscellaneous Manufacturing — 0.8%
3,447	Dentsply Sirona, Inc.	$43,467
1,946	Globus Medical, Inc. Class A(a)	117,519
832	Haemonetics Corp.(a)	41,608
1,450	Light & Wonder, Inc. Class A(a)	105,415
5,567	Mattel, Inc.(a)	102,321
636	MSA Safety, Inc.	99,871
1,403	YETI Holdings, Inc.(a)(b)	47,688
		557,889
	Motor Vehicle and Parts Dealers — 0.4%
489	AutoNation, Inc.(a)	97,736
303	Murphy USA, Inc.(b)	108,535
319	Penske Automotive Group, Inc.(b)	51,062
		257,333
	Nonmetallic Mineral Product Manufacturing — 0.4%
561	Eagle Materials, Inc.	119,111
1,445	Owens Corning	183,963
		303,074
	Nursing and Residential Care Facilities — 0.2%
990	The Ensign Group, Inc.(b)	178,299
	Oil and Gas Extraction — 1.3%
5,071	Antero Resources Corp.(a)	156,745
989	Chord Energy Corp.	89,722
2,443	CNX Resources Corp.(a)(b)	82,231
2,022	Matador Resources Co.	79,788
2,318	Murphy Oil Corp.(b)	65,600
1,037	ONE Gas, Inc.	83,157
4,115	Range Resources Corp.	146,288
2,915	Viper Energy, Inc.	109,488
1,241	Weatherford International PLC ADR	91,449
		904,468
	Paper Manufacturing — 0.3%
5,118	Graphic Packaging Holding Company	81,837
1,228	PotlatchDeltic Corp.	49,120
1,704	Sonoco Products Co.	69,131
		200,088
	Performing Arts, Spectator Sports, and Related Industries — 0.2%
1,151	Churchill Downs, Inc.	114,179
	Personal and Laundry Services — 0.3%
2,423	Service Corporation International	202,345

The accompanying notes are an integral part of these financial statements.

41

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Petroleum and Coal Products Manufacturing — 0.4%
737	Carlisle Cos., Inc.	$239,562
1,419	PBF Energy, Inc. Class A	48,487
		288,049
	Pipeline Transportation — 0.4%
1,755	DT Midstream, Inc.	192,155
1,639	PNM Resources, Inc.	93,095
		285,250
	Plastics and Rubber Products Manufacturing — 0.5%
1,236	Advanced Drainage Systems, Inc.	173,102
1,138	AptarGroup, Inc.	132,020
4,942	Goodyear Tire & Rubber Co.(a)(b)	34,050
		339,172
	Primary Metal Manufacturing — 1.6%
4,473	Alcoa Corp.	164,562
2,381	Allegheny Technologies, Inc.(a)	235,648
861	Carpenter Technology Corp.	271,990
1,934	Commercial Metals Co.(b)	114,802
909	Reliance, Inc.	256,729
567	Silicon Laboratories, Inc.(a)	74,322
		1,118,053
	Printing and Related Support Activities — 0.2%
12,081	Permian Resources Corp.	151,737
	Professional, Scientific, and Technical Services — 4.4%
2,288	AECOM	307,393
6,395	API Group Corp.(a)	235,464
380	CACI International, Inc. Class A(a)	213,655
2,442	Ciena Corp.(a)	463,785
2,067	Cytokinetics, Inc.(a)	131,441
4,651	Exelixis, Inc.(a)	179,854
873	Exponent, Inc.	61,817
2,793	Fluor Corp.(a)	136,215
549	FTI Consulting, Inc.(a)	90,590
2,800	Genpact Ltd. ADR	106,820
2,313	H&R Block, Inc.	115,049
618	Insperity, Inc.	27,266
974	Maximus, Inc.	80,959
4,632	Nutanix, Inc.(a)	329,984
923	Parsons Corp.(a)(b)	76,738
772	Paylocity Holding Corp.(a)	109,060
1,596	Pegasystems, Inc.	101,585

The accompanying notes are an integral part of these financial statements.

42

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
810	Science Applications International Corp.	$75,905
719	Simpson Manufacturing Co., Inc.	126,904
4,540	Tetra Tech, Inc.	145,189
		3,115,673
	Publishing Industries — 3.9%
395	Appfolio, Inc. Class A(a)	100,500
2,574	Bentley Systems, Inc.(b)	130,836
1,584	Bill.com Holdings, Inc.(a)(b)	78,662
643	Blackbaud, Inc.(a)	41,178
768	CommVault Systems, Inc.(a)	106,921
3,491	DocuSign, Inc.(a)	255,332
3,198	Dropbox, Inc.(a)	92,742
5,209	Dynatrace, Inc.(a)	263,419
1,455	Guidewire Software, Inc.(a)	339,946
2,556	NEXTracker, Inc. Class A(a)	258,718
2,888	Okta, Inc.(a)	264,339
624	Qualys, Inc.(a)	76,914
1,163	Shift4 Payments, Inc.(a)(b)	80,363
1,020	Spire, Inc.(b)	88,128
2,800	The New York Times Co. Class A	159,572
2,651	Twilio, Inc.(a)	357,567
4,845	ZoomInfo Technologies, Inc.(a)	54,361
		2,749,498
	Real Estate — 4.0%
5,630	American Homes 4 Rent Class A	177,908
5,289	Brixmor Property Group, Inc.	138,360
1,947	Corporate Office Properties Trust	54,847
2,902	Cousins Properties, Inc.	75,249
1,315	EPR Properties	64,461
3,348	Equity Lifestyle Properties, Inc.	204,395
4,890	Gaming & Leisure Properties, Inc.	218,387
4,033	Independence Realty Trust, Inc.	64,246
819	Jones Lang LaSalle, Inc.(a)	249,869
1,880	Kilroy Realty Corp.(b)	79,430
3,799	Kite Realty Group Trust	84,110
1,500	Lamar Advertising Co. Class A(b)	177,885
478	Marriott Vacations Worldwide Corp.(b)	31,538
3,262	National Retail Properties, Inc.	131,981
1,220	National Storage Affiliates Trust	35,490
5,097	Omega Healthcare Investors, Inc.	214,227
4,080	Rexford Industrial Realty, Inc.(b)	168,586
4,143	Sabra Health Care REIT, Inc.	73,828

The accompanying notes are an integral part of these financial statements.

43

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Real Estate — (Continued)
3,226	STAG Industrial, Inc.(b)	$123,459
5,963	Starwood Property Trust, Inc.(b)	108,407
2,787	Vornado Realty Trust	105,739
3,784	WP Carey, Inc.	249,744
		2,832,146
	Religious, Grantmaking, Civic, Professional, and Similar Organizations — 0.2%
1,494	HealthEquity, Inc.(a)	141,303
	Rental and Leasing Services — 0.4%
292	Avis Budget Group, Inc.(a)(b)	39,732
615	GATX Corp.	96,463
705	Ryder System, Inc.	119,307
		255,502
	Repair and Maintenance — 0.1%
2,196	Valvoline, Inc.(a)(b)	72,490
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.7%
491	Affiliated Managers Group, Inc.	116,838
4,541	Aramark Corp.	172,013
252	Chemed Corporation	108,688
667	Evercore, Inc. Class A	196,472
1,277	Federated Hermes, Inc. Class B	61,909
4,413	Fidelity National Financial, inc.	243,774
699	Hamilton Lane, Inc. Class A	79,658
939	Houlihan Lokey, Inc.	168,156
2,156	Janus Henderson Group PLC ADR (United Kingdom)	93,915
423	Morningstar, Inc.	89,803
2,781	nVent Electric PLC ADR (Ireland)	318,007
3,602	SLM Corp.	96,714
1,765	Stifel Financial Corp.	209,029
		1,954,976
	Specialty Trade Contractors — 1.1%
608	Comfort Systems USA, Inc.	587,073
483	TopBuild Corp.(a)	204,058
		791,131
	Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — 0.7%
3,851	Chewy, Inc. Class A(a)	129,856
1,155	Dick’s Sporting Goods, Inc.	255,775
1,060	Ollie’s Bargain Outlet Holdings, Inc.(a)	128,058
		513,689

The accompanying notes are an integral part of these financial statements.

44

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Support Activities for Mining — 1.2%
1,441	Civitas Resources, Inc.(b)	$41,544
9,843	Cleveland-Cliffs, Inc.(a)	122,348
2,325	MP Materials Corp.(a)(b)	146,684
4,441	Ovintiv, Inc.	166,582
1,396	Royal Gold, Inc.	244,007
1,107	Southwest Gas Holdings, Inc.	88,007
1,144	Valaris Ltd. ADR(a)(b)	64,201
		873,373
	Support Activities for Transportation — 0.7%
1,978	GXO Logistics, Inc.(a)	111,183
720	The Brink’s Co.	80,035
2,035	XPO, Inc.(a)	292,776
		483,994
	Telecommunications — 0.2%
4,325	Frontier Communications Parent, Inc.(a)	163,312
	Textile Product Mills — 0.4%
3,626	Somnigroup International, Inc.(b)	287,687
	Transportation Equipment Manufacturing — 1.9%
550	AeroVironment, Inc.(a)(b)	203,451
1,221	Autoliv, Inc.	142,613
3,792	Gentex Corp.	88,922
2,100	Harley-Davidson, Inc.	56,658
2,916	Kratos Defense & Security Solutions, Inc.(a)(b)	264,190
919	Lear Corp.	96,173
923	Polaris Industries, Inc.	61,010
919	Thor Industries, Inc.	95,898
471	Visteon Corp.	50,472
1,036	Woodward, Inc.	271,546
		1,330,933
	Truck Transportation — 0.7%
2,804	Knight-Swift Transportation Holdings, Inc. Class A	126,517
443	Lithia Motors, Inc. Class A	139,137
3,186	Maplebear, Inc.(a)	117,436
460	Saia, Inc.(a)	134,550
		517,640
	Utilities — 2.3%
1,000	ALLETE, Inc.	67,330
5,787	Antero Midstream Corporation	99,826
1,259	Black Hills Corp.	79,858
4,846	Essential Utilities, Inc.	189,139
934	IDACORP, Inc.(b)	120,505

The accompanying notes are an integral part of these financial statements.

45

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Utilities — (Continued)
1,561	National Fuel Gas Co.	$123,179
1,736	New Jersey Resources Corp.	76,905
1,061	NorthWestern Corp.	63,310
3,480	OGE Energy Corp.	153,607
1,049	Ormat Technologies, Inc.	111,582
1,893	Portland General Electric Co.	86,472
789	Talen Energy Corp.(a)	315,426
3,713	UGI Corp.(b)	124,126
		1,611,265
	Warehousing and Storage — 0.3%
3,940	CubeSmart	148,420
599	Landstar System, Inc.	76,929
		225,349
	Waste Management and Remediation Services — 0.4%
871	Clean Harbors, Inc.(a)	183,354
2,733	Darling Ingredients, Inc.(a)	87,593
		270,947
	Water Transportation — 0.1%
964	Kirby Corp.(a)	99,755
	Wood Product Manufacturing — 0.4%
451	Greif, Inc. Class A	25,657
1,095	Louisiana-Pacific Corp.	95,385
1,853	Trex Company, Inc.(a)	89,537
1,012	UFP Industries, Inc.	93,236
		303,815
	TOTAL COMMON STOCKS (Cost $47,930,202)	$53,779,471
	SHORT TERM INVESTMENTS — 26.7%
	Money Market Funds — 26.7%
11,280,136	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$11,280,136
7,711,280	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	7,711,280
	TOTAL SHORT TERM INVESTMENTS (Cost $18,991,416)	$18,991,416
	TOTAL INVESTMENTS (Cost $66,921,618) — 102.2%(e)	$72,770,887
	Liabilities in Excess of Other Assets — (2.2)%	(1,572,001)
	TOTAL NET ASSETS — 100.0%	$71,198,886

The accompanying notes are an integral part of these financial statements.

46

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $47,926,830.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P MidCap 400® Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2025	3,983	$12,552,652	$311,978
Total return of S&P MidCap 400® Index	SOFR + 0.7500%	J.P. Morgan	12/16/2025	7,880	22,840,924	2,278,631
Total return of S&P MidCap 400® Index	SOFR + 0.5500%	UBS Securities LLC	12/17/2025	18,175	53,109,230	4,978,558
Total return of S&P MidCap 400® Index	SOFR + 0.8000%	Citibank N.A.	12/22/2025	19,193	57,043,598	4,245,050
					$145,546,404	$11,814,217

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

47

Direxion Daily MSCI Emerging Markets Bear 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 141.7%
	Money Market Funds — 141.7%
9,264,795	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$9,264,795
10,250,799	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	10,250,799
	TOTAL SHORT TERM INVESTMENTS (Cost $19,515,594)(b)	$19,515,594
	TOTAL INVESTMENTS (Cost $19,515,594) — 141.7%	$19,515,594
	Liabilities in Excess of Other Assets — (41.7)%	(5,741,503)
	TOTAL NET ASSETS — 100.0%	$13,774,091

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,382,608.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.2700%	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	12/15/2025	300,000	$12,197,982	$(4,216,005)
SOFR + 0.0800%	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/17/2025	200,000	9,349,938	(1,622,564)
SOFR + 0.5300%	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/22/2025	247,234	13,700,695	33,282
					$35,248,615	$(5,805,287)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

48

Direxion Daily MSCI Emerging Markets Bull 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 7.2%
153,059	iShares MSCI Emerging Markets ETF(a)(b)	$8,464,163
	TOTAL INVESTMENT COMPANIES (Cost $8,195,815)	$8,464,163
	SHORT TERM INVESTMENTS — 94.3%
	Money Market Funds — 94.3%
49,630,481	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$49,630,481
16,810,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	16,810,000
45,090,900	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	45,090,900
	TOTAL SHORT TERM INVESTMENTS (Cost $111,531,381)	$111,531,381
	TOTAL INVESTMENTS (Cost $119,727,196) — 101.5%(e)	$119,995,544
	Liabilities in Excess of Other Assets — (1.5)%	(1,785,445)
	TOTAL NET ASSETS — 100.0%	$118,210,099

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $69,793,067.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.4900%	J.P. Morgan	12/16/2025	964,610	$42,171,755	$10,488,288
Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.6400%	UBS Securities LLC	12/17/2025	1,154,618	51,771,439	11,054,990
Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.7900%	Citibank N.A.	12/22/2025	2,640,641	147,110,110	(1,169,613)
Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.8000%	Barclays	12/22/2025	1,500,000	62,881,968	18,451,120
					$303,935,272	$38,824,785

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

49

Direxion Daily MSCI Mexico Bull 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 44.3%
132,000	iShares MSCI Mexico ETF(a)(b)	$8,781,960
	TOTAL INVESTMENT COMPANIES (Cost $8,339,265)	$8,781,960
	SHORT TERM INVESTMENTS — 83.3%
	Money Market Funds — 83.3%
10,607,801	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$10,607,801
226,661	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	226,661
600,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	600,000
5,057,736	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	5,057,736
	TOTAL SHORT TERM INVESTMENTS (Cost $16,492,198)	$16,492,198
	TOTAL INVESTMENTS (Cost $24,831,463) — 127.6%(e)	$25,274,158
	Liabilities in Excess of Other Assets — (27.6)%	(5,467,307)
	TOTAL NET ASSETS — 100.0%	$19,806,851

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,298,355.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	Goldman Sachs	12/10/2025	140,000	$6,943,071	$2,278,854
Total return of iShares MSCI Mexico ETF	SOFR + (0.7000)%	J.P. Morgan	12/16/2025	250,000	13,064,642	3,714,446
Total return of iShares MSCI Mexico ETF	SOFR + 0.6500%	UBS Securities LLC	12/17/2025	254,006	12,603,778	4,016,709
Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	Citibank N.A.	12/22/2025	66,942	4,224,093	200,524
Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	Barclays	12/22/2025	50,196	3,241,162	87,744
					$40,076,746	$10,298,277

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

50

Direxion Daily MSCI South Korea Bull 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 50.9%
1,263,033	iShares MSCI South Korea ETF(a)	$122,514,201
	TOTAL INVESTMENT COMPANIES (Cost $105,122,238)	$122,514,201
	SHORT TERM INVESTMENTS — 44.6%
	Money Market Funds — 44.6%
11,100,601	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$11,100,601
19,200,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	19,200,000
76,978,986	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	76,978,986
	TOTAL SHORT TERM INVESTMENTS (Cost $107,279,587)	$107,279,587
	TOTAL INVESTMENTS (Cost $212,401,825) — 95.5%(c)	$229,793,788
	Other Assets in Excess of Liabilities — 4.5%	10,808,212
	TOTAL NET ASSETS — 100.0%	$240,602,000

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $150,045,996.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI South Korea ETF	SOFR + 0.6000%	Bank of America Merrill Lynch	12/11/2025	1,443,533	$77,936,438	$59,625,920
Total return of iShares MSCI South Korea ETF	SOFR + 0.8500%	Citibank N.A.	12/22/2025	1,417,249	89,075,598	46,377,653
Total return of iShares MSCI South Korea ETF	SOFR + 0.7000%	Barclays	12/22/2025	1,064,823	83,511,854	19,170,017
Total return of iShares MSCI South Korea ETF	SOFR + 0.7000%	J.P. Morgan	11/27/2026	2,252,821	211,122,189	7,290,612
					$461,646,079	$132,464,202

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

51

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 69.5%
	Administrative and Support Services — 1.8%
5,699	Royalty Pharma PLC ADR (United Kingdom)	$213,941
	Ambulatory Health Care Services — 3.6%
1,661	Axsome Therapeutics, Inc.(a)	224,218
20,136	Viatris, Inc.	208,609
		432,827
	Chemical Manufacturing — 53.2%
7,253	ALT5 Sigma Corp.(a)(b)	18,277
14,725	Amneal Pharmaceuticals, Inc.(a)	159,324
4,573	Amphastar Pharmaceuticals, Inc.(a)	116,611
8,492	Amylxy Pharmaceuticals, Inc.(a)	118,294
2,116	ANI Pharmaceuticals, Inc.(a)	191,710
10,227	Avadel Pharmaceuticals PLC ADR(a)	193,188
4,373	Bristol-Myers Squibb Co.	201,464
3,011	Collegium Pharmaceutical, Inc.(a)	108,396
2,879	Corcept Therapeutics, Inc.(a)	211,520
14,290	CorMedix, Inc.(a)(b)	159,048
5,892	Crinetics Pharmaceuticals, Inc.(a)	256,302
7,390	Edgewise Therapeutics, Inc.(a)	135,089
11,249	Elanco Animal Health, Inc.(a)	249,165
274	Eli Lilly & Co.	236,424
5,490	Enliven Therapeutics, Inc.(a)	128,576
26,937	Esperion Therapeutics, Inc.(a)	80,003
11,920	Evolus, Inc.(a)	77,003
6,209	Harmony Biosciences Holdings, Inc.(a)	177,391
9,874	Innoviva, Inc.(a)	179,707
1,625	Jazz Pharmaceuticals PLC ADR (Ireland)(a)	223,665
3,141	LENZ Therapeutics, Inc.(a)(b)	93,350
1,242	Ligand Pharmaceuticals, Inc.(a)(b)	237,607
2,454	Merck & Co., Inc.	210,995
2,093	Nektar Therapeutics(a)	135,898
15,800	Ocular Therapeutix, Inc.(a)	184,228
20,096	Organon & Co.	135,648
5,989	Pacira BioSciences, Inc.(a)	128,045
9,321	Perrigo Co. PLC ADR (Ireland)	193,318
8,392	Pfizer, Inc.	206,863
7,968	Phathom Pharmaceuticals, Inc.(a)	107,966
2,241	Phibro Animal Health Corp.	94,256
3,170	Prestige Consumer Healthcare, Inc.(a)	192,102
4,462	Supernus Pharmaceuticals, Inc.(a)	245,990
3,795	Tarsus Pharmaceuticals, Inc.(a)	261,134
7,992	Terns Pharmaceuticals, Inc.(a)(b)	66,014
1,916	Theravance Biopharma, Inc. ADR(a)(b)	28,089
15,848	Wave Life Sciences Ltd. ADR (Singapore)(a)	143,266
16,601	Xeris Biopharma Holdings, Inc.(a)	161,030
11,326	Zevra Therapeutics, Inc.(a)	115,299

The accompanying notes are an integral part of these financial statements.

52

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
1,380	Zoetis, Inc.	$198,844
		6,361,099
	Miscellaneous Manufacturing — 2.5%
5,898	EyePoint Pharmaceuticals, Inc.(a)	77,205
1,173	Johnson & Johnson	221,544
		298,749
	Professional, Scientific, and Technical Services — 5.3%
12,866	Arvinas, Inc.(a)	130,461
4,358	Harrow, Inc.(a)(b)	164,602
7,555	Liquidia Corp.(a)(b)	184,040
12,935	Trevi Therapeutics, Inc.(a)	150,822
		629,925
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 1.7%
38,049	Nuvation Bio, Inc.(a)(b)	198,616
	Support Activities for Mining — 1.4%
12,085	Mind Medicine MindMed, Inc. ADR (Canada)(a)	171,607
	TOTAL COMMON STOCKS (Cost $7,176,020)	$8,306,764
	SHORT TERM INVESTMENTS — 33.1%
	Money Market Funds — 33.1%
1,370,667	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$1,370,667
1,240,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	1,240,000
1,353,743	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	1,353,743
	TOTAL SHORT TERM INVESTMENTS (Cost $3,964,410)	$3,964,410
	TOTAL INVESTMENTS (Cost $11,140,430) — 102.6%(e)	$12,271,174
	Liabilities in Excess of Other Assets — (2.6)%	(306,018)
	TOTAL NET ASSETS — 100.0%	$11,965,156

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,643,336.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

53

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 0.6000%	UBS Securities LLC	12/17/2025	1,079	$4,790,977	$1,245,574
Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 0.8500%	Citibank N.A.	12/22/2025	1,853	10,441,868	145,785
Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 0.7000%	Barclays	12/22/2025	1,921	8,554,869	2,198,546
					$23,787,714	$3,589,905

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

54

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 99.7%
	Money Market Funds — 99.7%
20,279,620	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$20,279,620
23,363,768	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	23,363,768
	TOTAL SHORT TERM INVESTMENTS (Cost $43,643,388)(b)	$43,643,388
	TOTAL INVESTMENTS (Cost $43,643,388) — 99.7%	$43,643,388
	Other Assets in Excess of Liabilities — 0.3%	129,848
	TOTAL NET ASSETS — 100.0%	$43,773,236

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,104,144.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR + 0.8000%	Total return of Real Estate Select Sector Index	Bank of America Merrill Lynch	12/11/2025	191,581	$39,121,459	$906,943
SOFR + 0.5500%	Total return of Real Estate Select Sector Index	J.P. Morgan	12/16/2025	341,508	71,222,160	3,482,983
SOFR + (0.1000)%	Total return of Real Estate Select Sector Index	UBS Securities LLC	12/17/2025	121,548	24,880,323	598,036
					$135,223,942	$4,987,962

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

55

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 74.4%
	Accommodation — 0.8%
27,423	Host Hotels & Resorts, Inc.	$439,316
	Administrative and Support Services — 2.4%
12,666	Iron Mountain, Inc.	1,303,965
	Professional, Scientific, and Technical Services — 2.2%
9,101	Extra Space Storage, Inc.	1,215,348
	Real Estate — 60.0%
6,677	Alexandria Real Estate Equities, Inc.	388,735
16,028	American Tower Corp.	2,868,691
6,098	AvalonBay Communities, Inc.	1,060,564
6,319	BXP, Inc.	449,850
4,583	Camden Property Trust	455,917
11,603	CBRE Group, Inc. Class A(a)	1,768,645
18,675	Crown Castle, Inc.	1,684,859
10,974	Digital Realty Trust, Inc.	1,870,079
14,903	Equity Residential	885,834
2,763	Essex Property Trust, Inc.	695,641
3,365	Federal Realty Investment Trust	323,679
29,803	Healthpeak Properties, Inc.	534,964
24,187	Invitation Homes, Inc.	680,864
29,043	Kimco Realty Corp.	600,028
5,022	Mid-America Apartment Communities, Inc.	643,971
31,769	Prologis, Inc.	3,942,215
6,535	Public Storage	1,820,390
31,737	Realty Income Corp.	1,840,111
7,009	Regency Centers Corp.	483,271
11,176	Simon Property Group, Inc.	1,964,294
12,931	UDR, Inc.	435,645
19,491	Ventas, Inc.	1,438,241
45,732	VICI Properties, Inc.	1,371,503
22,897	Welltower, Inc.	4,145,273
30,942	Weyerhaeuser Co.	711,666
		33,064,930
	Telecommunications — 6.7%
3,351	Equinix, Inc.	2,834,979
4,606	SBA Communications Corp.	881,957
		3,716,936
	Web Search Portals, Libraries, Archives, and Other Information Services — 2.3%
18,168	CoStar Group, Inc.(a)	1,250,140
	TOTAL COMMON STOCKS (Cost $42,461,043)	$40,990,635

The accompanying notes are an integral part of these financial statements.

56

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 27.1%
	Money Market Funds — 27.1%
9,376,091	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$9,376,091
5,541,501	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	5,541,501
	TOTAL SHORT TERM INVESTMENTS (Cost $14,917,592)	$14,917,592
	TOTAL INVESTMENTS (Cost $57,378,635) — 101.5%(c)	$55,908,227
	Liabilities in Excess of Other Assets — (1.5)%	(824,821)
	TOTAL NET ASSETS — 100.0%	$55,083,406

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,567,423.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Real Estate Select Sector Index	SOFR + 1.0000%	Bank of America Merrill Lynch	12/11/2025	188,498	$38,288,658	$(708,937)
Total return of Real Estate Select Sector Index	SOFR + 0.7500%	J.P. Morgan	12/16/2025	273,188	54,601,289	(154,683)
Total return of Real Estate Select Sector Index	SOFR + 0.2100%	UBS Securities LLC	12/17/2025	157,757	30,726,100	773,253
					$123,616,047	$(90,367)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

57

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 69.8%
	Credit Intermediation and Related Activities — 63.0%
17,040	1st Source Corp.	$1,012,858
39,579	Amalgamated Financial Corp.	1,078,924
38,367	Amerant Bancorp, Inc.	643,415
78,505	Ameris Bancorp	5,622,528
280,463	Associated Banc-Corp.	6,947,069
239,259	Atlantic Union Bankshares Corp.	7,780,703
67,331	Axos Financial, Inc.(a)	5,250,471
21,953	BancFirst Corp.	2,389,804
27,780	Bank First Corp.(b)	3,392,494
75,576	Bank of Hawaii Corp.	4,907,150
170,554	Bank OZK(b)	7,673,224
149,667	BankUnited, Inc.	5,998,653
42,151	Banner Corp.	2,545,499
95,404	Beacon Financial Corp.	2,322,133
41,214	BOK Financial Corp.	4,310,160
12,061	Burke & Herbert Financial Services Corp.	709,910
321,860	Cadence Bank	12,146,996
12,964	Camden National Corp.	494,577
148,964	Capitol Federal Financial, Inc.	899,743
78,927	Cathay General Bancorp	3,587,232
231,531	Citizens Financial Group, Inc.	11,777,982
21,400	City Holding Co.(b)	2,522,632
24,485	Coastal Financial Corp.(a)	2,607,652
457,500	Columbia Banking System, Inc.	12,261,000
157,660	Commerce Bancshares, Inc.	8,297,646
51,688	Community Bank System, Inc.	2,867,650
10,404	Community Trust Bancorp, Inc.	532,633
58,359	ConnectOne Bancorp, Inc.	1,404,118
56,117	Customers Bancorp, Inc.(a)	3,766,573
157,387	CVB Financial Corp.	2,891,199
46,532	Dime Community Bancshares, Inc.	1,221,465
93,557	Eagle Bancorp, Inc.	1,567,080
111,082	East West Bancorp, Inc.	11,285,931
305,739	Eastern Bankshares, Inc.(b)	5,359,605
32,530	Enterprise Financial Services Corp.	1,703,596
732,336	F.N.B. Corp.	11,512,322
73,257	FB Financial Corp.(b)	3,956,611
27,445	Financial Institutions, Inc.	780,261
45,703	First Bancorp	2,218,424
220,305	First BanCorp ADR	4,293,744
111,037	First Busey Corp.	2,482,787
104,908	First Commonwealth Financial Corp.	1,604,043
80,807	First Financial Bancorp	1,891,692
113,435	First Financial Bankshares, Inc.	3,504,007
9,974	First Financial Corp.	531,814
223,542	First Hawaiian, Inc.	5,483,485

The accompanying notes are an integral part of these financial statements.

58

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Credit Intermediation and Related Activities — (Continued)
528,909	First Horizon National Corp.	$11,297,496
55,578	First Merchants Corp.	1,971,907
950,528	Flagstar Bank NA(b)	10,855,030
48,835	Flushing Finanicial Corp.	667,574
307,262	Fulton Financial Corp.	5,337,141
9,924	Great Southern Bancorp, Inc.	552,767
139,466	Hancock Whitney Corp.	7,964,903
29,851	Hanmi Financial Corp. Class A	788,066
52,334	HarborOne Bancorp, Inc.	633,241
101,373	Heritage Commerce Corp.	1,054,279
32,407	Heritage Financial Corp.	719,111
82,037	Hilltop Holdings, Inc.	2,649,795
172,395	Hope Bancorp, Inc.	1,808,424
36,664	Horizon Bancorp, Inc.	571,958
679,257	Huntington Bancshares, Inc.	10,487,728
69,762	Independent Bank Corp. (Massachusetts)	4,694,285
15,255	Independent Bank Corp. (Michigan)	461,006
41,654	International Bancshares Corp.	2,764,993
73,422	Kearny Financial Corp.	469,167
29,991	Lakeland Financial Corp.(b)	1,710,987
45,780	Live Oak Bancshares, Inc.	1,425,589
60,533	M&T Bank Corp.	11,130,203
15,102	Mercantile Bank Corp.	662,223
38,455	Meta Financial Group, Inc.	2,617,247
18,583	Mid Penn Bancorp, Inc.	528,686
26,250	Midland States Bancorp, Inc.	384,300
23,000	MidWestOne Financial Group, Inc.	850,770
39,984	NBT Bancorp, Inc.	1,618,152
15,082	Nicolet Bankshares, Inc.	1,781,787
18,212	Northeast Bank(b)	1,571,331
38,996	Northfield Bancorp, Inc.	398,539
62,083	OceanFirst Financial Corp.(b)	1,128,669
50,308	OFG Bancorp ADR	1,944,907
533,378	Old National Bancorp	10,896,913
41,407	Old Second Bancorp, Inc.	743,256
28,022	Origin Bancorp, Inc.	971,243
29,467	Orrstown Financial Services, Inc.	980,662
12,490	Park National Corp.	1,900,853
18,475	Peapack-Gladstone Financial Corp.	467,417
33,657	Peoples Bancorp, Inc.	962,590
122,793	Pinnacle Financial Partners, Inc.	10,463,192
95,996	Popular, Inc. ADR	10,700,674
15,268	Preferred Bank	1,377,937
178,189	Prosperity Bancshares, Inc.	11,728,400
121,238	Provident Financial Services, Inc.	2,217,443
443,627	Regions Financial Corp.	10,735,773

The accompanying notes are an integral part of these financial statements.

59

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Credit Intermediation and Related Activities — (Continued)
118,877	Renasant Corp.	$3,997,834
28,181	S&T Bancorp, Inc.	1,032,552
121,695	Seacoast Banking Corp. of Florida	3,687,359
26,870	Shore Bancshares, Inc.	419,441
171,012	Simmons First National Corp.	2,972,189
23,129	Southside Bancshares, Inc.	650,387
118,301	SouthState Bank Corp.	10,487,384
55,587	Stellar Bancorp, Inc.	1,635,925
233,470	Synovus Financial Corp.	10,422,101
89,672	Texas Capital Bancshares, Inc.(a)	7,518,100
68,259	TFS Financial Corp.	907,845
109,320	The Bancorp, Inc.(a)	7,146,248
6,794	The Hingham Institution for Savings(b)	1,999,202
10,594	Third Coast Bancshares, Inc.(a)	389,330
8,804	Tompkins Financial Corp.	558,702
56,759	Towne Bank	1,845,235
19,262	TriCo Bancshares	851,958
41,917	Triumph Financial, Inc.(a)	2,282,800
265,860	Truist Financial Corp.	11,865,332
17,518	TrustCo Bank Corp. NY	660,604
55,375	Trustmark Corp.	2,061,058
98,334	UMB Financial Corp.	10,509,938
147,291	United Bankshares, Inc.	5,271,545
131,778	United Community Banks, Inc.	3,847,918
22,519	Univest Financial Corp.	661,158
1,120,045	Valley National Bancorp(b)	12,174,889
92,570	WaFd, Inc.	2,687,307
27,064	Washington Trust Bancorp, Inc.	737,223
194,546	Webster Financial Corp.	11,096,904
109,656	WesBanco, Inc.	3,300,646
27,494	Westamerica Bancorp	1,310,089
135,116	Western Alliance Bancorp	10,451,223
80,122	Wintrust Financial Corp.	10,417,462
70,548	WSFS Financial Corp.	3,674,845
206,894	Zions Bancorp	10,781,246
		506,002,088
	Management of Companies and Enterprises — 6.6%
418,173	Banc of California, Inc.	7,096,396
46,053	Byline Bancorp, Inc.	1,231,457
32,503	Central Pacific Financial Corp.	926,661
21,782	Columbia Financial, Inc.(a)	321,284
85,422	Cullen/Frost Bankers, Inc.	10,518,865
14,763	Equity Bancshares, Inc.	598,049
21,247	Esquire Financial Holdings, Inc.	1,992,969
141,119	First Foundation, Inc.(a)	767,687

The accompanying notes are an integral part of these financial statements.

60

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Management of Companies and Enterprises — (Continued)
163,272	First Interstate BancSystem, Inc.	$5,102,250
24,269	FirstSun Capital Bancorp(a)(b)	826,117
154,314	Glacier Bancorp, Inc.(b)	6,303,727
200,194	Home Bancshares, Inc.	5,347,182
15,851	Metropolitan Bank Holding Corp.	1,050,446
59,245	National Bank Holdings Corp.	2,112,677
59,312	NB Bancorp, Inc.(b)	1,071,768
47,928	Northrim BanCorp, Inc.	1,053,457
169,085	Northwest Bancshares, Inc.	1,979,985
43,608	ServisFirst Bancshares, Inc.	3,064,334
25,025	Stock Yards Bancorp, Inc.	1,627,125
		52,992,436
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.2%
20,431	QCR Holdings, Inc.	1,519,862
	TOTAL COMMON STOCKS (Cost $552,026,863)	$560,514,386
	SHORT TERM INVESTMENTS — 33.7%
	Money Market Funds — 33.7%
50,714,322	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$50,714,322
96,935,420	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	96,935,420
15,127,676	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	15,127,676
108,028,965	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	108,028,965
	TOTAL SHORT TERM INVESTMENTS (Cost $270,806,383)	$270,806,383
	TOTAL INVESTMENTS (Cost $822,833,246) — 103.5%(e)	$831,320,769
	Liabilities in Excess of Other Assets — (3.5)%	(28,436,009)
	TOTAL NET ASSETS — 100.0%	$802,884,760

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $530,472,133.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

61

Direxion Daily Regional Banks Bull 3X Shares
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Regional Banks Select Industry Index	SOFR + 0.8500%	Goldman Sachs	12/10/2025	189,809	$352,907,446	$677,089
Total return of S&P Regional Banks Select Industry Index	SOFR + 0.7800%	Bank of America Merrill Lynch	12/11/2025	146,116	273,228,813	856,830
Total return of S&P Regional Banks Select Industry Index	SOFR + 0.5500%	Societe Generale	12/12/2025	65,000	132,368,599	(12,584,209)
Total return of S&P Regional Banks Select Industry Index	SOFR + 0.8500%	J.P. Morgan	12/16/2025	195,666	376,071,518	(10,286,726)
Total return of S&P Regional Banks Select Industry Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2025	127,835	243,529,330	(5,432,889)
Total return of S&P Regional Banks Select Industry Index	SOFR + 0.6500%	Citibank N.A.	12/22/2025	145,032	250,479,256	20,782,935
Total return of S&P Regional Banks Select Industry Index	SOFR + 0.7500%	Barclays	12/22/2025	110,000	177,433,273	28,373,884
					$1,806,018,235	$22,386,914

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

62

DIREXION DAILY RETAIL BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 76.6%
	Administrative and Support Services — 1.0%
13,807	Revolve Group, Inc.(a)	$305,411
	Building Material and Garden Equipment and Supplies Dealers — 1.0%
5,542	Tractor Supply Co.	299,878
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 16.7%
3,362	Abercrombie & Fitch Co. Class A(a)	243,913
6,718	Academy Sports & Outdoors, Inc.	321,725
16,827	American Eagle Outfitters, Inc.	281,179
11,502	Bath & Body Works, Inc.	281,569
1,765	Boot Barn Holdings, Inc.(a)(b)	334,732
17,503	Caleres, Inc.(b)	193,233
13,456	Gap, Inc.	307,470
2,171	Ross Stores, Inc.	345,015
8,380	Shoe Carnival, Inc.(b)	153,605
3,540	Signet Jewelers Ltd. ADR	349,929
54,539	Stitch Fix, Inc.(a)	228,519
5,417	The Buckle, Inc.	296,852
36,476	The RealReal, Inc.(a)(b)	445,372
2,317	TJX Companies, Inc.	324,704
4,591	Urban Outfitters, Inc.(a)	296,625
12,624	Victoria’s Secret & Co.(a)	444,996
		4,849,438
	Food and Beverage Retailers — 6.1%
17,462	Albertsons Companies, Inc. Class A	308,903
18,445	Grocery Outlet Holding Corp.(a)	251,037
3,583	Ingles Markets, Inc.	247,585
4,832	Kroger Co.	307,460
6,016	Natural Grocers by Vitamin Cottage, Inc.	193,053
2,416	Sprouts Farmers Market, Inc.(a)	190,767
4,308	Weis Markets, Inc.(b)	272,869
		1,771,674
	Food Services and Drinking Places — 1.1%
601	Casey’s General Stores, Inc.	308,427
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 2.2%
4,229	Best Buy Co., Inc.	347,370
13,291	GameStop Corp. Class A(a)(b)	296,257
		643,627
	General Merchandise Retailers — 17.8%
1,407	Amazon.com, Inc.(a)	343,617
3,324	BJ’s Wholesale Club Holdings, Inc.(a)	293,376
1,157	Burlington Stores, Inc.(a)	316,544
340	Costco Wholesale Corp.	309,893
570	Dillard’s, Inc. Class A	342,046

The accompanying notes are an integral part of these financial statements.

63

DIREXION DAILY RETAIL BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	General Merchandise Retailers — (Continued)
3,042	Dollar General Corp.	$300,124
3,277	Dollar Tree, Inc.(a)	324,816
3,549	eBay, Inc.	288,569
5,602	Etsy, Inc.(a)(b)	347,324
2,219	Five Below, Inc.(a)	348,982
20,195	Kohl’s Corp.	328,573
19,009	Macy’s, Inc.	370,485
2,917	PriceSmart, Inc.	335,280
3,568	Target Corp.	330,825
3,226	Walmart, Inc.	326,407
653	Winmark Corp.	263,270
		5,170,131
	Health and Personal Care Retailers — 3.5%
4,819	Guardian Pharmacy Services, Inc.(a)	135,125
22,140	Sally Beauty Holdings, Inc.(a)	334,535
628	Ulta Beauty, Inc.(a)	326,485
11,992	Warby Parker, Inc.(a)	234,923
		1,031,068
	Merchant Wholesalers, Durable Goods — 0.3%
4,530	America’s Car-Mart, Inc.(a)(b)	100,747
	Miscellaneous Manufacturing — 1.3%
14,320	National Vision Holdings, Inc.(a)(b)	368,740
	Motor Vehicle and Parts Dealers — 12.3%
5,478	Advance Auto Parts, Inc.(b)	258,178
1,311	Asbury Automotive Group, Inc.(a)	307,561
1,451	AutoNation, Inc.(a)	290,011
78	AutoZone, Inc.(a)	286,606
5,471	CarMax, Inc.(a)	229,290
886	Carvana Co.(a)	271,594
73,398	EVgo, Inc.(a)	301,666
688	Group 1 Automotive, Inc.	273,507
9,648	MarineMax, Inc.(a)(b)	238,981
861	Murphy USA, Inc.(b)	308,410
3,082	O’Reilly Automotive, Inc.(a)	291,064
1,759	Penske Automotive Group, Inc.(b)	281,563
3,990	Sonic Automotive, Inc.	253,485
		3,591,916
	Professional, Scientific, and Technical Services — 1.0%
14,288	Groupon, Inc.(a)(b)	287,617
	Rental and Leasing Services — 0.9%
12,870	Upbound Group, Inc.	249,421

The accompanying notes are an integral part of these financial statements.

64

DIREXION DAILY RETAIL BULL 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Repair and Maintenance — 0.9%
8,228	Valvoline, Inc.(a)(b)	$271,606
	Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — 8.6%
4,445	Build-A-Bear Workshop, Inc.(b)	241,008
19,211	Camping World Holdings, Inc.	252,817
9,225	Chewy, Inc. Class A(a)	311,067
1,427	Dick’s Sporting Goods, Inc.	316,009
15,811	Monro, Inc.(b)	231,631
2,497	Ollie’s Bargain Outlet Holdings, Inc.(a)	301,663
19,207	Savers Value Village, Inc.(a)	176,896
14,696	The ODP Corp.(a)	409,724
29,992	ThredUp, Inc.(a)	263,630
		2,504,445
	Truck Transportation — 1.9%
962	Lithia Motors, Inc. Class A	302,145
6,893	Maplebear, Inc.(a)	254,076
		556,221
	TOTAL COMMON STOCKS (Cost $19,580,584)	$22,310,367
	SHORT TERM INVESTMENTS — 23.9%
	Money Market Funds — 23.9%
5,479,625	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$5,479,625
1,469,870	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	1,469,870
1,889	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	1,889
	TOTAL SHORT TERM INVESTMENTS (Cost $6,951,384)	$6,951,384
	TOTAL INVESTMENTS (Cost $26,531,968) — 100.5%(e)	$29,261,751
	Liabilities in Excess of Other Assets — (0.5)%	(139,026)
	TOTAL NET ASSETS — 100.0%	$29,122,725

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,721,682.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

65

DIREXION DAILY RETAIL BULL 3X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Retail Select Industry® Index	SOFR + 0.7500%	J.P. Morgan	12/16/2025	545	$4,608,542	$19,145
Total return of S&P Retail Select Industry® Index	SOFR + 0.5000%	UBS Securities LLC	12/17/2025	5,046	35,635,499	6,888,841
Total return of S&P Retail Select Industry® Index	SOFR + 0.8000%	Citibank N.A.	12/22/2025	874	7,428,182	(4,778)
Total return of S&P Retail Select Industry® Index	SOFR + 0.7000%	Barclays	12/22/2025	1,116	8,175,339	1,218,777
					$55,847,562	$8,121,985

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

66

DIREXION DAILY S&P 500® BEAR 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 122.8%
	Money Market Funds — 122.8%
192,525,693	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$192,525,693
17,227,576	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	17,227,576
194,913,324	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	194,913,324
142,090,253	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	142,090,253
	TOTAL SHORT TERM INVESTMENTS (Cost $546,756,846)(b)	$546,756,846
	TOTAL INVESTMENTS (Cost $546,756,846) — 122.8%	$546,756,846
	Liabilities in Excess of Other Assets — (22.8)%	(101,543,816)
	TOTAL NET ASSETS — 100.0%	$445,213,030

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $394,025,183.
SHORT TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.2000%	Total return of S&P 500® Index	BNP Paribas	12/05/2025	13,748	$83,677,065	$(7,771,446)
SOFR + 0.5000%	Total return of S&P 500® Index	Goldman Sachs	12/10/2025	21,744	147,432,689	(1,106,235)
SOFR + 0.5000%	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/11/2025	50,338	332,695,352	(10,672,505)
SOFR + 0.4900%	Total return of S&P 500® Index	J.P. Morgan	12/16/2025	16,147	97,706,950	(9,562,263)
SOFR + 0.2500%	Total return of S&P 500® Index	UBS Securities LLC	12/17/2025	8,951	54,159,010	(5,435,115)
SOFR + 0.4000%	Total return of S&P 500® Index	Citibank N.A.	12/22/2025	6,616	39,292,307	(5,000,543)
SOFR + 0.4800%	Total return of S&P 500® Index	Barclays	12/22/2025	77,729	434,476,600	(90,214,242)
					$1,189,439,973	$(129,762,349)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

67

Direxion Daily S&P 500® Bull 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 71.4%
	Accommodation — 0.3%
31,901	Airbnb, Inc. Class A(a)	$4,036,753
17,485	Hilton Worldwide Holdings, Inc.	4,492,946
47,547	Host Hotels & Resorts, Inc.	761,703
22,969	Las Vegas Sands Corp.	1,363,210
16,758	Marriott International, Inc. Class C	4,366,800
15,183	MGM Resorts International(a)	486,311
6,284	Wynn Resorts Ltd.	747,733
		16,255,456
	Administrative and Support Services — 1.9%
6,384	Allegion PLC ADR (Ireland)	1,058,276
171,409	Amcor PLC ADR (United Kingdom)	1,354,131
7,007	Ameriprise Financial, Inc.	3,172,559
30,121	Automatic Data Processing, Inc.	7,840,496
2,409	Booking Holdings, Inc.	12,232,276
8,714	Broadridge Financial Solutions, Inc.	1,920,566
5,250	Corpay, Inc.(a)	1,366,837
9,207	Equifax, Inc.	1,943,598
2,810	FactSet Research System, Inc.	749,708
5,631	Gartner, Inc.(a)	1,398,402
21,955	Iron Mountain, Inc.	2,260,267
11,718	Live Nation Entertainment, Inc.(a)	1,752,193
17,889	Match Group, Inc.	578,530
11,469	Moody’s Corp.	5,508,561
22,958	Paramount Skydance Corp.	353,324
20,903	Rollins, Inc.	1,204,222
18,787	Royal Caribbean Cruises Ltd. ADR (Liberia)	5,388,675
155,061	Uber Technologies, Inc.(a)	14,963,386
126,294	Visa, Inc. Class A	43,033,418
27,552	Waste Management, Inc.	5,504,063
		113,583,488
	Air Transportation — 0.1%
48,232	Delta Air Lines, Inc.	2,767,552
39,052	Southwest Airlines Co.	1,183,276
24,076	United Continental Holdings, Inc.(a)	2,264,107
		6,214,935
	Ambulatory Health Care Services — 0.1%
2,663	DaVita, Inc.(a)	316,950
6,177	Labcorp Holdings, Inc.	1,568,711
4,029	Molina Healthcare, Inc.(a)	616,679
8,319	Quest Diagnostics, Inc.	1,463,728
86,689	Viatris, Inc.	898,098
		4,864,166
	Amusement, Gambling, and Recreation Industries — 0.2%
133,684	The Walt Disney Co.	15,055,492

The accompanying notes are an integral part of these financial statements.

68

Direxion Daily S&P 500® Bull 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Apparel Manufacturing — 0.1%
25,467	Cintas Corp.	$4,667,337
11,028	Deckers Outdoor Corp.(a)	898,782
2,876	Ralph Lauren Corp.	919,342
		6,485,461
	Beverage and Tobacco Product Manufacturing — 0.8%
124,905	Altria Group, Inc.	7,042,144
10,613	Constellation Brands, Inc. Class A	1,394,336
101,012	Keurig Dr Pepper, Inc.	2,743,486
12,592	Molson Coors Brewing Co. Class B	550,522
52,998	Monster Beverage Corp.(a)	3,541,856
101,805	PepsiCo, Inc.	14,872,693
115,734	Philip Morris International, Inc.	16,703,888
		46,848,925
	Broadcasting and Content Providers — 0.3%
6,904	Charter Communications, Inc.(a)(b)	1,614,431
273,825	Comcast Corp. Class A	7,621,919
15,613	FOX Corp. Class A	1,009,380
9,850	FOX Corp. Class B	575,339
5,132	TKO Group Holdings, Inc.	966,869
184,087	Warner Bros Discovery, Inc.(a)	4,132,753
		15,920,691
	Building Material and Garden Equipment and Supplies Dealers — 0.7%
41,667	Lowe’s Companies, Inc.	9,922,163
3,884	Snap-on, Inc.	1,303,276
73,983	The Home Depot, Inc.	28,083,207
39,408	Tractor Supply Co.	2,132,367
		41,441,013
	Chemical Manufacturing — 3.9%
131,347	AbbVie, Inc.	28,638,900
16,549	Air Products & Chemicals, Inc.	4,014,622
8,754	Albemarle Corp.	859,905
40,029	Amgen, Inc.	11,945,854
10,899	Biogen, Inc.(a)	1,681,389
11,656	Bio-Techne Corp.(b)	729,316
151,342	Bristol-Myers Squibb Co.	6,972,326
12,044	CF Industries Holdings, Inc.	1,003,145
18,116	Church & Dwight Co., Inc.	1,588,592
9,101	Clorox Co.	1,023,498
60,095	Colgate-Palmolive Co.	4,630,320
31,130	DuPont de Nemours, Inc.	2,541,765
8,535	Eastman Chemical Co.	508,003
18,980	Ecolab, Inc.	4,866,472
59,119	Eli Lilly & Co.	51,011,420
92,263	Gilead Sciences, Inc.	11,052,185

The accompanying notes are an integral part of these financial statements.

69

Direxion Daily S&P 500® Bull 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
12,195	Incyte Corp.(a)	$1,139,989
42,568	IntercontinentalExchange, Inc.	6,227,273
19,053	International Flavors & Fragrances, Inc.	1,199,767
142,696	Kenvue, Inc.	2,050,542
24,668	Kimberly-Clark Corp.	2,953,006
34,873	Linde PLC ADR (Ireland)	14,587,376
19,128	LyondellBasell Industries N.V. Class A ADR (Netherlands)	887,922
185,721	Merck & Co., Inc.	15,968,292
23,602	Mosaic Co.	647,875
422,742	Pfizer, Inc.	10,420,590
16,787	PPG Industries, Inc.	1,640,929
174,163	Procter & Gamble Co.	26,188,890
7,578	Regeneron Pharmaceuticals, Inc.	4,939,340
19,061	Vertex Pharmaceuticals, Inc.(a)	8,111,790
32,957	Zoetis, Inc.	4,748,774
		234,780,067
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.3%
8,106	Lululemon Athletica, Inc.(a)	1,382,397
24,317	Ross Stores, Inc.	3,864,458
82,958	TJX Companies, Inc.	11,625,734
		16,872,589
	Computer and Electronic Product Manufacturing — 21.9%
120,658	Advanced Micro Devices, Inc.(a)	30,902,927
21,118	Agilent Technologies, Inc.	3,090,830
432,503	Alphabet, Inc.	121,615,519
347,219	Alphabet, Inc. Class C	97,853,259
17,178	AMETEK, Inc.	3,471,846
90,771	Amphenol Corp. Class A	12,648,031
36,905	Analog Devices, Inc.	8,640,568
1,103,432	Apple, Inc.	298,334,910
76,633	Arista Networks, Inc.(a)	12,084,258
349,720	Broadcom, Inc.	129,267,004
294,438	Cisco Systems, Inc.	21,526,362
47,390	Danaher Corp.	10,206,858
22,545	Dell Technologies, Inc.	3,652,515
7,977	First Solar, Inc.(a)	2,129,380
48,429	Fortinet, Inc.(a)	4,185,718
25,153	Fortive Corp.	1,266,202
33,937	GE HealthCare Technologies, Inc.	2,543,578
16,539	Hologic, Inc.(a)	1,222,397
69,841	HP, Inc.	1,932,500
325,448	Intel Corp.(a)	13,014,666
69,265	International Business Machines Corp.	21,292,754
7,982	Jabil Circuit, Inc.	1,763,144
12,799	Keysight Technologies, Inc.(a)	2,341,705

The accompanying notes are an integral part of these financial statements.

70

Direxion Daily S&P 500® Bull 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
13,918	L3Harris Technologies, Inc.	$4,023,694
94,113	Lam Research Corp.	14,819,033
40,133	Microchip Technology, Inc.	2,505,102
83,201	Micron Technology, Inc.	18,617,888
3,562	Monolithic Power Systems, Inc.	3,579,810
12,390	Motorola Solutions, Inc.	5,039,137
14,877	NetApp, Inc.	1,752,213
10,009	Northrop Grumman Corp.	5,839,751
1,814,219	NVIDIA Corp.	367,361,205
18,751	NXP Semiconductors NV ADR (Netherlands)	3,921,209
30,396	ON Semiconductor Corp.(a)	1,522,232
29,178	Otis Worldwide Corp.	2,706,551
49,663	Palto Alto Networks, Inc.(a)	10,937,779
80,197	Qualcomm, Inc.	14,507,637
8,629	Revvity, Inc.	807,588
8,001	Roper Technologies, Inc.	3,569,646
99,521	RTX Corp.	17,764,499
15,811	Seagate Technology Holdings PLC ADR (Ireland)	4,045,719
11,033	Skyworks Solutions, Inc.	857,485
37,282	Super Micro Computer, Inc.(a)	1,937,173
3,489	Teledyne Technologies, Inc.(a)	1,838,075
11,825	Teradyne, Inc.	2,149,312
67,602	Texas Instruments, Inc.	10,915,019
28,083	Thermo Fisher Scientific, Inc.	15,934,013
17,685	Trimble, Inc.(a)	1,410,379
18,453	Veralto Corp.	1,820,942
4,424	Waters Corp.(a)	1,546,630
25,796	Western Digital Corp.	3,874,817
3,779	Zebra Technologies Corp. Class A(a)	1,017,496
		1,331,608,965
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.0%(†)
40,417	Fiserv, Inc.(a)	2,695,410
	Construction of Buildings — 0.1%
20,614	D.R. Horton, Inc.	3,073,135
16,925	Lennar Corp. Class A	2,094,807
217	NVR, Inc.(a)	1,564,748
14,667	PulteGroup, Inc.	1,758,134
		8,490,824
	Couriers and Messengers — 0.2%
16,138	FedEx Corp.	4,096,147
54,730	United Parcel Service, Inc. Class B	5,277,067
		9,373,214

The accompanying notes are an integral part of these financial statements.

71

Direxion Daily S&P 500® Bull 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Credit Intermediation and Related Activities — 3.8%
40,351	American Express Co.	$14,555,816
506,676	Bank of America Corp.	27,081,832
52,438	Bank of New York Mellon Corp.	5,659,633
47,553	Capital One Financial Corp.	10,461,185
136,879	Citigroup, Inc.	13,856,261
32,079	Citizens Financial Group, Inc.	1,631,859
16,819	Coinbase Global, Inc.(a)	5,782,036
38,839	Fidelity National Information Services, Inc.	2,428,214
49,217	Fifth Third Bancorp	2,048,412
18,041	Global Payments, Inc.	1,402,868
116,966	Huntington Bancshares, Inc.	1,805,955
204,450	JPMorgan Chase & Co.	63,608,484
69,296	KeyCorp	1,218,917
11,621	M&T Bank Corp.	2,136,753
61,371	MasterCard, Inc. Class A	33,876,178
14,215	Northern Trust Corp.	1,829,044
29,288	PNC Financial Services Group, Inc.	5,346,524
66,353	Regions Financial Corp.	1,605,743
21,093	State Street Corp.	2,439,616
27,670	Synchrony Financial	2,058,095
95,871	Truist Financial Corp.	4,278,723
115,712	U.S. Bancorp	5,401,436
238,189	Wells Fargo & Co.	20,715,297
		231,228,881
	Electrical Equipment, Appliance, and Component Manufacturing — 0.2%
8,494	A.O. Smith Corp.	560,519
5,834	Axon Enterprise, Inc.(a)	4,271,830
41,850	Emerson Electric Co.	5,841,005
4,364	Generac Holdings, Inc.(a)	733,239
8,362	Rockwell Automation, Inc.	3,080,226
		14,486,819
	Fabricated Metal Product Manufacturing — 0.1%
20,235	Ball Corp.	951,045
17,064	Nucor Corp.	2,560,453
12,186	Pentair PLC ADR (Ireland)	1,295,981
11,516	Stanley Black & Decker, Inc.	779,864
		5,587,343
	Food and Beverage Retailers — 0.0%(†)
45,228	Kroger Co.	2,877,858
	Food Manufacturing — 0.6%
35,731	Archer-Daniels-Midland Co.	2,162,797
287,994	Coca-Cola Co.	19,842,787
39,761	General Mills, Inc.	1,853,260
21,665	Hormel Foods Corp.	467,747

The accompanying notes are an integral part of these financial statements.

72

Direxion Daily S&P 500® Bull 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Food Manufacturing — (Continued)
19,995	Kellanova	$1,660,785
10,365	Lamb Weston Holdings, Inc.	639,831
18,818	McCormick & Co, Inc.	1,207,363
96,216	Mondelez International, Inc.	5,528,571
14,628	The Campbell’s Company(b)	440,742
11,011	The Hershey Co.	1,867,796
7,937	The J.M. Smucker Co.	821,876
63,356	The Kraft Heinz Co.	1,566,794
21,243	Tyson Foods, Inc. Class A	1,092,103
		39,152,452
	Food Services and Drinking Places — 0.6%
99,700	Chipotle Mexican Grill, Inc.(a)	3,159,493
8,709	Darden Restaurants, Inc.	1,568,927
27,522	DoorDash, Inc.(a)	7,000,771
53,056	McDonald’s Corp.	15,833,502
84,514	Starbucks Corp.	6,834,647
20,635	Yum! Brands, Inc.	2,851,963
		37,249,303
	Funds, Trusts, and Other Financial Vehicles — 0.1%
12,165	Garmin Ltd. ADR (Switzerland)	2,602,580
16,343	T. Rowe Price Group, Inc.	1,675,648
		4,278,228
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.0%(†)
14,612	Best Buy Co., Inc.	1,200,230
	Gasoline Stations and Fuel Dealers — 0.4%
143,104	Chevron Corp.	22,570,363
	General Merchandise Retailers — 4.1%
721,607	Amazon.com, Inc.(a)	176,230,861
32,979	Costco Wholesale Corp.	30,058,710
16,369	Dollar General Corp.	1,614,966
14,431	Dollar Tree, Inc.(a)	1,430,401
33,968	eBay, Inc.	2,761,938
33,788	Target Corp.	3,132,823
326,352	Walmart, Inc.	33,020,295
9,149	Williams-Sonoma, Inc.(b)	1,778,017
		250,028,011
	Health and Personal Care Retailers — 0.2%
94,301	CVS Health Corp.	7,369,623
3,338	Ulta Beauty, Inc.(a)	1,735,360
		9,104,983

The accompanying notes are an integral part of these financial statements.

73

Direxion Daily S&P 500® Bull 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Hospitals — 0.1%
12,177	HCA Healthcare, Inc.	$5,597,523
4,191	Universal Health Services, Inc. Class B	909,489
		6,507,012
	Insurance Carriers and Related Activities — 2.8%
35,793	Aflac, Inc.	3,836,652
19,596	Allstate Corp.	3,753,026
41,191	American International Group, Inc.	3,252,441
27,634	Arch Capital Group Ltd. ADR	2,385,091
19,058	Arthur J. Gallagher & Co.	4,754,780
3,748	Assurant, Inc.	793,527
136,347	Berkshire Hathaway, Inc. Class B(a)	65,111,146
21,786	Brown & Brown, Inc.	1,737,216
34,691	Centene Corp.(a)	1,227,021
27,565	Chubb Limited ADR (Switzerland)	7,633,851
19,846	Cigna Corp.	4,850,561
11,628	Cincinnati Financial Corp.	1,797,572
16,749	Elevance Health, Inc.	5,312,783
1,892	Erie Indemnity Co. Class A	553,675
3,121	Everest Re Group Ltd. ADR	981,617
6,022	Globe Life, Inc.	791,953
8,932	Humana, Inc.	2,484,793
12,645	Loews Corp.	1,258,936
36,559	Marsh & McLennan Companies, Inc.	6,512,986
41,528	MetLife, Inc.	3,314,765
15,071	Principal Financial Group, Inc.	1,266,567
43,590	Progressive Corp.	8,979,540
26,175	Prudential Financial, Inc.	2,722,200
20,908	The Hartford Insurance Group, Inc.	2,596,355
16,746	Travelers Companies, Inc.	4,498,311
67,334	UnitedHealth Group, Inc.	22,998,601
22,278	W.R. Berkley Corp.	1,589,312
7,252	Willis Towers Watson PLC ADR (Ireland)	2,270,601
		169,265,879
	Leather and Allied Product Manufacturing — 0.1%
88,326	NIKE, Inc. Class B	5,704,976
15,472	Tapestry, Inc.	1,699,135
		7,404,111
	Machinery Manufacturing — 1.7%
59,669	Applied Materials, Inc.	13,908,844
73,298	Baker Hughes Co.	3,548,356
59,487	Carrier Global Corp.	3,538,882
34,832	Caterpillar, Inc.	20,107,120
10,244	Cummins, Inc.	4,483,594
18,723	Deere & Co.	8,643,098
78,847	GE Aerospace	24,359,781

The accompanying notes are an integral part of these financial statements.

74

Direxion Daily S&P 500® Bull 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — (Continued)
5,597	IDEX Corp.	$959,662
26,897	Ingersoll Rand, Inc.	2,053,048
1,533	Mettler-Toledo International, Inc.(a)	2,171,173
3,991	Nordson Corp.	925,712
9,507	Parker Hannifin Corp.	7,347,295
16,545	Trane Technologies PLC ADR (Ireland)	7,422,914
18,090	Xylem, Inc.	2,728,876
		102,198,355
	Management of Companies and Enterprises — 0.4%
129,403	Abbott Laboratories	15,996,799
16,033	Aon PLC ADR (United Kingdom)	5,462,123
10,415	Bunge Global SA ADR (Switzerland)	985,259
33,591	Norwegian Cruise Line Holdings Ltd. ADR(a)	753,110
38,821	Smurfit WestRock PLC ADR (Ireland)	1,433,271
		24,630,562
	Merchant Wholesalers, Durable Goods — 0.7%
8,217	Builders FirstSource, Inc.(a)	954,569
66,139	Copart, Inc.(a)	2,844,638
85,328	Fastenal Co.	3,511,247
10,346	Genuine Parts Co.	1,317,149
7,662	Henry Schein, Inc.(a)	484,238
3,952	Hubbell, Inc.	1,857,440
2,916	Huntington Ingalls Industries, Inc.	939,010
48,651	Johnson Controls International PLC ADR (Ireland)	5,565,188
9,810	KLA-Tencor Corp.	11,857,740
2,377	Lennox International, Inc.	1,200,385
19,126	LKQ Corp.	611,267
3,886	Mohawk Industries, Inc.(a)	441,605
2,442	Pool Corp.	652,161
21,973	TE Connectivity PLC ADR (Ireland)	5,427,551
3,270	W.W. Grainger, Inc.	3,201,330
		40,865,518
	Merchant Wholesalers, Nondurable Goods — 0.5%
13,090	Brown Forman Corp. Class B	356,441
17,756	Cardinal Health, Inc.	3,387,312
14,419	Cencora, Inc.	4,870,882
35,618	ConAgra Brands, Inc.	612,273
2,324	Domino’s Pizza, Inc.	926,021
19,726	Illinois Tool Works, Inc.	4,811,566
9,247	McKesson Corp.	7,502,461
35,501	Sysco Corp.	2,637,014
17,242	The Sherwin Williams Co.	5,947,456
		31,051,426

The accompanying notes are an integral part of these financial statements.

75

Direxion Daily S&P 500® Bull 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Mining (except Oil and Gas) — 0.3%
106,750	Freeport-McMoRan Copper & Gold, Inc.	$4,451,475
4,482	Martin Marietta Materials, Inc.	2,747,914
81,672	Newmont Corp.	6,612,982
9,820	Vulcan Materials Co.	2,842,890
		16,655,261
	Miscellaneous Manufacturing — 1.8%
39,602	3M Co.	6,593,733
5,010	Align Technology, Inc.(a)	690,779
38,193	Baxter International, Inc.	705,425
21,313	Becton, Dickinson & Co.	3,808,846
110,168	Boston Scientific Corp.(a)	11,096,121
29,155	DexCom, Inc.(a)	1,697,404
10,194	Dover Corp.	1,849,803
43,651	Edwards Lifesciences Corp.(a)	3,599,025
17,415	Estee Lauder Companies, Inc. Class A	1,683,856
9,912	Hasbro, Inc.	756,385
5,233	Insulet Corp.(a)	1,637,981
26,653	Intuitive Surgical, Inc.(a)	14,240,165
179,065	Johnson & Johnson	33,820,007
95,256	Medtronic PLC ADR (Ireland)	8,639,719
10,884	ResMed, Inc.	2,687,042
10,957	Solventum Corp.(a)	756,471
7,319	Steris PLC ADR (Ireland)	1,725,088
25,579	Stryker Corp.	9,112,263
13,250	Textron, Inc.	1,070,733
14,835	The Cooper Companys, Inc.(a)	1,037,115
14,736	Zimmer Biomet Holdings, Inc.	1,481,852
		108,689,813
	Motion Picture and Sound Recording Industries — 0.6%
31,584	Netflix, Inc.(a)	35,338,074
	Motor Vehicle and Parts Dealers — 0.2%
1,243	AutoZone, Inc.(a)	4,567,316
63,097	O’Reilly Automotive, Inc.(a)	5,958,881
		10,526,197
	National Security and International Affairs — 0.0%(†)
9,543	Leidos Holdings, Inc.	1,817,655
	Nonmetallic Mineral Product Manufacturing — 0.1%
57,965	Corning, Inc.	5,163,522
	Oil and Gas Extraction — 0.9%
26,603	APA Corp.	602,558
56,747	Coterra Energy, Inc.	1,342,634
47,203	Devon Energy Corp.	1,533,626
13,995	Diamondback Energy, Inc.	2,003,944

The accompanying notes are an integral part of these financial statements.

76

Direxion Daily S&P 500® Bull 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Oil and Gas Extraction — (Continued)
63,455	Dominion Energy, Inc.(b)	$3,724,174
40,601	EOG Resources, Inc.	4,297,210
46,404	EQT Corp.	2,486,326
17,709	Expand Energy Corp.	1,829,517
316,991	Exxon Mobil Corp.	36,251,091
53,432	Occidental Petroleum Corp.	2,201,398
		56,272,478
	Paper Manufacturing — 0.0%(†)
6,652	Packaging Corp of America	1,302,196
	Performing Arts, Spectator Sports, and Related Industries — 0.1%
16,750	Electronic Arts, Inc.	3,351,005
	Petroleum and Coal Products Manufacturing — 0.3%
92,852	ConocoPhillips	8,250,829
22,604	Marathon Petroleum Corp.	4,405,746
30,056	Phillips 66	4,091,824
23,097	Valero Energy Corp.	3,916,327
		20,664,726
	Pipeline Transportation — 0.1%
16,004	Targa Resources Corp.	2,465,256
90,790	Williams Companies, Inc.	5,254,017
		7,719,273
	Plastics and Rubber Products Manufacturing — 0.0%(†)
5,796	Avery Dennison Corp.	1,013,662
5,342	West Pharmaceutical Services, Inc.	1,506,818
		2,520,480
	Primary Metal Manufacturing — 0.1%
29,970	Howmet Aerospace, Inc.	6,172,321
10,296	Steel Dynamics, Inc.	1,614,413
		7,786,734
	Professional, Scientific, and Technical Services — 4.3%
46,305	Accenture PLC Class A ADR (Ireland)	11,580,881
20,132	AppLovin Corp.(a)	12,830,728
9,733	CDW Corp.	1,551,148
3,657	Charles River Laboratories International, Inc.(a)	658,516
36,313	Cognizant Technology Solutions Corp. Class A	2,646,491
28,949	Eaton Corporation PLC ADR (Ireland)	11,045,780
4,139	EPAM Systems, Inc.(a)	676,892
15,780	Extra Space Storage, Inc.	2,107,261
4,277	F5 Networks, Inc.(a)	1,082,295
10,301	GoDaddy, Inc.(a)	1,371,372
5,950	IDEXX Laboratories, Inc.(a)	3,745,585
39,256	International Paper Co.	1,516,852

The accompanying notes are an integral part of these financial statements.

77

Direxion Daily S&P 500® Bull 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
27,231	Interpublic Group of Companies, Inc.	$698,748
12,637	IQVIA Holdings, Inc.(a)	2,735,405
5,412	Jack Henry & Associates, Inc.	806,063
8,887	Jacobs Solutions, Inc.	1,384,684
161,264	Meta Platforms, Inc.	104,555,514
25,750	Moderna, Inc.(a)	699,370
14,406	Omnicom Group, Inc.(b)	1,080,738
123,227	Oracle Corp.	32,360,643
169,100	Palantir Technologies, Inc.(a)	33,899,477
24,110	Paychex, Inc.	2,821,593
3,720	Paycom Software, Inc.	695,975
8,905	PTC, Inc.(a)	1,767,999
15,462	ServiceNow, Inc.(a)	14,213,907
11,802	Solstice Advanced Materials, Inc.(a)	531,916
12,893	Take-Two Interactive Software, Inc.(a)	3,305,378
33,134	The Trade Desk, Inc.(a)	1,665,978
6,258	VeriSign, Inc.	1,500,668
10,392	Verisk Analytics, Inc. Class A	2,273,354
16,061	Workday, Inc.(a)	3,853,355
		261,664,566
	Publishing Industries — 6.2%
31,537	Adobe, Inc.(a)	10,732,357
10,659	Akamai Technologies, Inc.(a)	800,491
15,909	Autodesk, Inc.(a)	4,794,018
40,861	Block, Inc.(a)	3,102,984
20,259	Cadence Design Systems, Inc.(a)	6,861,521
18,534	CrowdStrike Holdings, Inc.(a)	10,064,147
24,032	Datadog, Inc.(a)	3,912,650
11,872	Dayforce, Inc.(a)	816,081
1,780	Fair Isaac Corp.(a)	2,953,963
41,668	Gen Digital, Inc.	1,098,369
97,563	Hewlett Packard Enterprise Co.	2,382,488
20,737	Intuit, Inc.	13,842,984
552,684	Microsoft Corp.	286,185,302
27,985	News Corp. Class A	741,603
8,313	News Corp. Class B	253,297
71,083	Salesforce, Inc.	18,510,724
13,758	Synopsys, Inc.(a)	6,243,656
3,216	Tyler Technologies, Inc.(a)	1,531,652
		374,828,287
	Rail Transportation — 0.2%
138,610	CSX Corp.	4,992,732
44,090	Union Pacific Corp.	9,716,113
		14,708,845

The accompanying notes are an integral part of these financial statements.

78

Direxion Daily S&P 500® Bull 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Real Estate — 1.1%
11,577	Alexandria Real Estate Equities, Inc.	$674,013
34,816	American Tower Corp.	6,231,368
10,573	AvalonBay Communities, Inc.	1,838,856
10,950	BXP, Inc.(b)	779,530
7,949	Camden Property Trust	790,766
21,794	CBRE Group, Inc. Class A(a)	3,322,059
32,368	Crown Castle, Inc.	2,920,241
23,836	Digital Realty Trust, Inc.	4,061,893
25,840	Equity Residential	1,535,930
4,789	Essex Property Trust, Inc.	1,205,727
5,834	Federal Realty Investment Trust	561,172
51,670	Healthpeak Properties, Inc.	927,476
41,926	Invitation Homes, Inc.	1,180,217
50,356	Kimco Realty Corp.	1,040,355
8,711	Mid-America Apartment Communities, Inc.	1,117,012
68,995	Prologis, Inc.	8,561,590
11,741	Public Storage	3,270,573
67,986	Realty Income Corp.	3,941,828
12,148	Regency Centers Corp.	837,605
24,275	Simon Property Group, Inc.	4,266,574
22,423	UDR, Inc.	755,431
33,796	Ventas, Inc.	2,493,807
79,287	VICI Properties, Inc.	2,377,817
49,727	Welltower, Inc.	9,002,576
53,648	Weyerhaeuser Co.	1,233,904
		64,928,320
	Rental and Leasing Services — 0.1%
4,785	United Rentals, Inc.	4,168,596
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 1.9%
34,216	Apollo Global Management, Inc.	4,253,391
10,709	Blackrock, Inc.	11,595,812
7,775	Cboe Global Markets, Inc.	1,909,851
126,869	Charles Schwab Corp.	11,991,658
26,792	CME Group, Inc.	7,113,008
52,699	Dow, Inc.	1,256,871
22,781	Franklin Resources, Inc.	515,078
22,512	Goldman Sachs Group, Inc.	17,770,298
33,103	Interactive Brokers Group, Inc. Class A	2,329,127
33,149	Invesco Ltd. ADR	785,631
51,008	KKR & Co., Inc.	6,035,777
90,214	Morgan Stanley	14,795,096
5,749	MSCI, Inc. Class A	3,383,574
33,711	NASDAQ OMX Group, Inc.	2,881,953
13,196	Raymond James Financial, Inc.	2,093,809

The accompanying notes are an integral part of these financial statements.

79

Direxion Daily S&P 500® Bull 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
57,552	Robinhood Markets, Inc.(a)	$8,447,483
23,231	S&P Global, Inc.	11,318,376
54,809	The Blackstone Group, Inc.	8,037,192
		116,513,985
	Specialty Trade Contractors — 0.1%
3,326	EMCOR Group, Inc.	2,247,644
11,086	Quanta Services, Inc.	4,979,055
		7,226,699
	Support Activities for Agriculture and Forestry — 0.1%
50,493	Corteva, Inc.	3,102,290
	Support Activities for Mining — 0.1%
63,386	Halliburton Co.	1,701,280
110,934	SLB Ltd. ADR	4,000,280
		5,701,560
	Support Activities for Transportation — 0.2%
8,782	C.H. Robinson Worldwide, Inc.	1,352,340
8,791	Expedia, Inc.	1,934,020
10,088	Expeditors International of Washington, Inc.	1,229,727
5,684	J.B. Hunt Transport Services, Inc.	959,801
16,679	Norfolk Southern Corp.	4,726,495
		10,202,383
	Telecommunications — 0.8%
531,651	AT&T, Inc.	13,158,362
7,275	Equinix, Inc.	6,154,723
71,039	PayPal Holdings, Inc.(a)	4,920,872
7,987	SBA Communications Corp.	1,529,351
35,970	T-Mobile US, Inc.	7,555,498
313,497	Verizon Communications, Inc.	12,458,371
		45,777,177
	Transportation Equipment Manufacturing — 2.5%
16,190	Aptiv PLC ADR(a)	1,313,009
56,222	Boeing Co.(a)	11,301,746
290,651	Ford Motor Co.	3,816,248
18,777	General Dynamics Corp.	6,476,187
70,797	General Motors Co.	4,891,365
47,210	Honeywell International, Inc.	9,504,789
15,277	Lockheed Martin Corp.	7,514,451
39,047	Paccar, Inc.	3,842,225
208,640	Tesla, Inc.(a)	95,256,678
4,188	TransDigm Group, Inc.	5,480,040
12,718	Wabtec Corp.	2,600,068
		151,996,806

The accompanying notes are an integral part of these financial statements.

80

Direxion Daily S&P 500® Bull 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Truck Transportation — 0.0%(†)
13,750	Old Dominion Freight Line, Inc.	$1,930,775
	Utilities — 1.9%
52,942	AES Corp.	734,306
19,104	Alliant Energy Corp.	1,276,529
20,109	Ameren Corp.	2,051,520
39,769	American Electric Power Co., Inc.	4,782,620
14,498	American Water Works Co., Inc.	1,861,978
11,941	Atmos Energy Corp.(b)	2,050,509
48,541	CenterPoint Energy, Inc.	1,856,208
22,255	CMS Energy Corp.	1,636,855
26,814	Consolidated Edison, Inc.	2,611,952
23,225	Constellation Energy Corp.(b)	8,755,825
15,432	DTE Energy Co.	2,091,653
57,807	Duke Energy Corp.	7,185,410
28,614	Edison International	1,584,643
33,180	Entergy Corp.	3,188,266
17,109	Evergy, Inc.	1,314,142
27,590	Eversource Energy	2,036,418
75,097	Exelon Corp.	3,463,474
38,642	FirstEnergy Corp.	1,770,963
20,240	GE Vernova, Inc.	11,843,234
145,390	Kinder Morgan, Inc.	3,807,764
153,115	NextEra Energy, Inc.	12,463,561
35,013	NiSource, Inc.	1,474,398
14,386	NRG Energy, Inc.	2,472,378
46,826	ONEOK, Inc.	3,137,342
163,421	PG&E Corp.	2,608,199
8,878	Pinnacle West Capital Corp.(b)	785,881
54,977	PPL Corp.(b)	2,007,760
37,106	Public Service Enterprise Group, Inc.	2,989,259
48,513	Sempra Energy	4,460,285
81,795	Southern Co.	7,692,002
1,440	Texas Pacific Land Corp.	1,358,467
23,687	Vistra Corp.	4,460,262
23,929	WEC Energy Group, Inc.	2,673,587
43,977	Xcel Energy, Inc.	3,569,613
		118,057,263
	Waste Management and Remediation Services — 0.1%
15,087	Republic Services, Inc.	3,141,717
	Water Transportation — 0.0% (†)
80,725	Carnival Corp. ADR (Panama)(a)	2,327,302

The accompanying notes are an integral part of these financial statements.

81

Direxion Daily S&P 500® Bull 3X SHARES
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.0%(†)
31,498	CoStar Group, Inc.(a)	$2,167,377
	Wood Product Manufacturing — 0.0%(†)
15,573	Masco Corp.	1,008,507
	TOTAL COMMON STOCKS (Cost $3,800,987,315)	$4,337,437,899
	SHORT TERM INVESTMENTS — 28.8%
	Money Market Funds — 28.8%
654,224,404	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$654,224,404
855,068,566	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	855,068,566
201,505	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	201,505
240,615,220	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	240,615,220
	TOTAL SHORT TERM INVESTMENTS (Cost $1,750,109,695)	$1,750,109,695
	TOTAL INVESTMENTS (Cost $5,551,097,010) — 100.2%(e)	$6,087,547,594
	Liabilities in Excess of Other Assets — (0.2)%	(11,352,821)
	TOTAL NET ASSETS — 100.0%	$6,076,194,773

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,393,837,301.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

82

Direxion Daily S&P 500® Bull 3X SHARES
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	SOFR + 0.8000%	BNP Paribas	12/05/2025	70,960	$458,954,649	$18,988,652
Total return of S&P 500® Index	SOFR + 0.7000%	Goldman Sachs	12/10/2025	251,612	1,510,762,215	194,221,782
Total return of S&P 500® Index	SOFR + 0.7000%	Bank of America Merrill Lynch	12/11/2025	274,071	1,571,847,775	277,448,293
Total return of S&P 500® Index	SOFR + 0.6700%	J.P. Morgan	12/16/2025	277,265	1,789,388,912	84,832,759
Total return of S&P 500® Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2025	314,886	1,946,634,648	154,163,280
Total return of S&P 500® Index	SOFR + 0.6300%	Citibank N.A.	12/22/2025	627,381	3,789,917,781	440,138,607
Total return of S&P 500® Index	SOFR + 0.7100%	Barclays	12/22/2025	214,629	1,131,297,288	314,002,086
					$12,198,803,268	$1,483,795,459

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

83

Direxion Daily S&P 500® High Beta Bear 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 147.0%
	Money Market Funds — 147.0%
23,660,949	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$23,660,949
3,840,489	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	3,840,489
16,922,495	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	16,922,495
	TOTAL SHORT TERM INVESTMENTS (Cost $44,423,933)(b)	$44,423,933
	TOTAL INVESTMENTS (Cost $44,423,933) — 147.0%	$44,423,933
	Liabilities in Excess of Other Assets — (47.0)%	(14,203,497)
	TOTAL NET ASSETS — 100.0%	$30,220,436

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,183,476.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.2000%	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/11/2025	518	$11,230,355	$(2,548,599)
SOFR + 0.5900%	Total return of S&P 500® High Beta Index	J.P. Morgan	12/16/2025	830	20,225,217	(2,137,688)
SOFR + (0.1000)%	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/17/2025	917	16,574,672	(8,040,795)
SOFR + 0.5700%	Total return of S&P 500® High Beta Index	Citibank N.A.	12/22/2025	400	8,616,452	(2,108,922)
SOFR + 0.4500%	Total return of S&P 500® High Beta Index	Barclays	12/22/2025	677	18,002,059	(343,011)
					$74,648,755	$(15,179,015)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

84

Direxion Daily S&P 500® High Beta Bull 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 58.2%
	Accommodation — 0.9%
2,046	Airbnb, Inc. Class A(a)	$258,901
8,457	MGM Resorts International(a)	270,878
		529,779
	Administrative and Support Services — 0.9%
874	Corpay, Inc.(a)	227,546
1,040	Royal Caribbean Cruises Ltd. ADR (Liberia)	298,303
		525,849
	Air Transportation — 1.8%
6,417	Delta Air Lines, Inc.	368,207
8,399	Southwest Airlines Co.(b)	254,490
4,491	United Continental Holdings, Inc.(a)	422,334
		1,045,031
	Apparel Manufacturing — 0.9%
2,691	Deckers Outdoor Corp.(a)	219,317
932	Ralph Lauren Corp.	297,923
		517,240
	Broadcasting and Content Providers — 0.9%
25,676	Warner Bros Discovery, Inc.(a)	576,426
	Chemical Manufacturing — 1.8%
5,001	Albemarle Corp.	491,248
4,926	Bio-Techne Corp.	308,220
3,602	DuPont de Nemours, Inc.	294,103
		1,093,571
	Computer and Electronic Product Manufacturing — 20.1%
2,392	Advanced Micro Devices, Inc.(a)	612,639
2,470	Amphenol Corp. Class A	344,170
1,519	Analog Devices, Inc.	355,644
2,522	Arista Networks, Inc.(a)	397,694
1,319	Broadcom, Inc.	487,542
2,914	Dell Technologies, Inc.	472,097
17,527	Intel Corp.(a)	700,905
1,247	Jabil Circuit, Inc.	275,450
1,666	Keysight Technologies, Inc.(a)	304,811
3,951	Lam Research Corp.	622,124
6,627	Microchip Technology, Inc.	413,657
3,941	Micron Technology, Inc.	881,878
601	Monolithic Power Systems, Inc.	604,005
2,453	NetApp, Inc.	288,914
2,331	NVIDIA Corp.	472,004
1,742	NXP Semiconductors NV ADR (Netherlands)	364,287
8,713	ON Semiconductor Corp.(a)	436,347
1,438	Palto Alto Networks, Inc.(a)(b)	316,705
2,149	Qualcomm, Inc.	388,754

The accompanying notes are an integral part of these financial statements.

85

Direxion Daily S&P 500® High Beta Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
1,861	Seagate Technology Holdings PLC ADR (Ireland)	$476,193
4,924	Skyworks Solutions, Inc.	382,693
8,769	Super Micro Computer, Inc.(a)	455,637
3,522	Teradyne, Inc.	640,159
1,536	Texas Instruments, Inc.	248,003
3,206	Trimble, Inc.(a)	255,679
4,537	Western Digital Corp.	681,503
1,009	Zebra Technologies Corp. Class A(a)	271,673
		12,151,167
	Credit Intermediation and Related Activities — 4.7%
921	American Express Co.	332,232
1,424	Capital One Financial Corp.	313,266
2,825	Citigroup, Inc.	285,975
5,433	Citizens Financial Group, Inc.	276,376
1,576	Coinbase Global, Inc.(a)	541,797
2,876	Global Payments, Inc.	223,638
15,498	Huntington Bancshares, Inc.	239,289
14,783	KeyCorp	260,033
4,744	Synchrony Financial	352,859
		2,825,465
	Electrical Equipment, Appliance, and Component Manufacturing — 0.4%
1,936	Emerson Electric Co.	270,208
	Fabricated Metal Product Manufacturing — 0.9%
1,801	Nucor Corp.	270,240
4,138	Stanley Black & Decker, Inc.	280,225
		550,465
	Food Services and Drinking Places — 0.4%
959	DoorDash, Inc.(a)	243,941
	General Merchandise Retailers — 0.9%
1,234	Amazon.com, Inc.(a)	301,367
1,397	Williams-Sonoma, Inc.	271,493
		572,860
	Leather and Allied Product Manufacturing — 0.4%
2,204	Tapestry, Inc.	242,043
	Machinery Manufacturing — 1.2%
1,914	Applied Materials, Inc.	446,153
403	Parker Hannifin Corp.	311,451
		757,604
	Management of Companies and Enterprises — 0.5%
14,195	Norwegian Cruise Line Holdings Ltd. ADR(a)	318,252

The accompanying notes are an integral part of these financial statements.

86

Direxion Daily S&P 500® High Beta Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Durable Goods — 0.8%
399	KLA-Tencor Corp.	$482,287
	Mining (except Oil and Gas) — 0.5%
7,698	Freeport-McMoRan Copper & Gold, Inc.	321,007
	Miscellaneous Manufacturing — 1.4%
1,966	Align Technology, Inc.(a)	271,072
2,938	Estee Lauder Companies, Inc. Class A	284,075
527	Intuitive Surgical, Inc.(a)	281,566
		836,713
	Oil and Gas Extraction — 1.0%
16,756	APA Corp.(b)	379,523
7,596	Devon Energy Corp.	246,794
		626,317
	Primary Metal Manufacturing — 0.5%
1,431	Howmet Aerospace, Inc.	294,714
	Professional, Scientific, and Technical Services — 3.9%
1,848	Charles River Laboratories International, Inc.(a)	332,769
809	Eaton Corporation PLC ADR (Ireland)	308,682
350	Meta Platforms, Inc.	226,923
9,911	Moderna, Inc.(a)(b)	269,183
1,125	Oracle Corp.	295,436
2,364	Palantir Technologies, Inc.(a)	473,911
299	ServiceNow, Inc.(a)	274,865
3,621	The Trade Desk, Inc.(a)	182,064
		2,363,833
	Publishing Industries — 3.7%
4,419	Block, Inc.(a)	335,579
801	Cadence Design Systems, Inc.(a)	271,291
694	CrowdStrike Holdings, Inc.(a)	376,849
1,924	Datadog, Inc.(a)	313,246
4,950	Dayforce, Inc.(a)	340,263
16,036	Hewlett Packard Enterprise Co.	391,599
471	Synopsys, Inc.(a)	213,749
		2,242,576
	Rental and Leasing Services — 0.5%
320	United Rentals, Inc.	278,778
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 3.5%
2,446	Apollo Global Management, Inc.	304,062
11,510	Dow, Inc.	274,514
382	Goldman Sachs Group, Inc.	301,539
14,459	Invesco Ltd. ADR	342,678
2,596	KKR & Co., Inc.	307,185

The accompanying notes are an integral part of these financial statements.

87

Direxion Daily S&P 500® High Beta Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
1,944	Morgan Stanley	$318,816
1,836	The Blackstone Group, Inc.	269,231
		2,118,025
	Specialty Trade Contractors — 0.5%
664	Quanta Services, Inc.	298,222
	Support Activities for Transportation — 0.6%
1,548	Expedia, Inc.	340,560
	Transportation Equipment Manufacturing — 1.1%
1,504	Tesla, Inc.(a)	686,666
	Utilities — 2.9%
999	Constellation Energy Corp.	376,623
525	GE Vernova, Inc.	307,199
2,268	NRG Energy, Inc.	389,778
301	Texas Pacific Land Corp.(b)	283,957
2,090	Vistra Corp.	393,547
		1,751,104
	Water Transportation — 0.6%
12,244	Carnival Corp. ADR (Panama)(a)	352,995
	TOTAL COMMON STOCKS (Cost $27,924,291)	$35,213,698
	SHORT TERM INVESTMENTS — 40.6%
	Money Market Funds — 40.6%
13,763,611	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$13,763,611
5,850,286	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	5,850,286
4,941,428	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	4,941,428
	TOTAL SHORT TERM INVESTMENTS (Cost $24,555,325)	$24,555,325
	TOTAL INVESTMENTS (Cost $52,479,616) — 98.8%(e)	$59,769,023
	Other Assets in Excess of Liabilities — 1.2%	760,893
	TOTAL NET ASSETS — 100.0%	$60,529,916

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)
Non-income producing security.
(b)
A portion of this security represents a security on loan.
(c)
Represents annualized seven-day yield at October 31, 2025.
(d)
All or a portion of this security represents an investment of securities lending collateral.
(e)
All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,250,424.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

88

Direxion Daily S&P 500® High Beta Bull 3X Shares
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® High Beta Index	SOFR + 0.8000%	J.P. Morgan	12/16/2025	597	$12,593,782	$3,379,741
Total return of S&P 500® High Beta Index	SOFR + 0.2800%	UBS Securities LLC	12/17/2025	2,084	38,107,396	17,725,485
Total return of S&P 500® High Beta Index	SOFR + 0.7700%	Citibank N.A.	12/22/2025	1,103	18,414,772	11,122,548
Total return of S&P 500® High Beta Index	SOFR + 0.6800%	Barclays	12/22/2025	1,611	41,277,014	2,255,104
					$110,392,964	$34,482,878

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

89

Direxion Daily S&P Biotech Bear 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 144.3%
	Money Market Funds — 144.3%
32,043,925	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$32,043,925
1,798,517	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	1,798,517
24,448,405	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	24,448,405
51,092,002	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	51,092,002
	TOTAL SHORT TERM INVESTMENTS (Cost $109,382,849)(b)	$109,382,849
	TOTAL INVESTMENTS (Cost $109,382,849) — 144.3%	$109,382,849
	Liabilities in Excess of Other Assets — (44.3)%	(33,579,398)
	TOTAL NET ASSETS — 100.0%	$75,803,451

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $80,921,821.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.6300%	Total return of S&P Biotechnology Select Industry Index	Goldman Sachs	12/10/2025	970	$8,275,510	$(239,485)
SOFR + 0.4800%	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/11/2025	2,146	15,815,110	(2,449,748)
SOFR + 0.3900%	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/16/2025	7,283	52,129,143	(11,104,449)
SOFR + 0.1000%	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/17/2025	1,189	7,724,068	(2,499,437)
SOFR + 0.5500%	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/22/2025	8,195	65,347,171	(6,142,388)
SOFR + 0.5300%	Total return of S&P Biotechnology Select Industry Index	Barclays	12/22/2025	6,089	38,421,090	(14,252,522)
					$187,712,092	$(36,688,029)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

90

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 66.9%
	Administrative and Support Services — 0.1%
158,002	Tango Therapeutics, Inc.(a)(b)	$1,281,395
	Ambulatory Health Care Services — 2.2%
133,103	ARS Pharmaceuticals, Inc.(a)(b)	1,192,603
100,576	CareDx, Inc.(a)	1,508,640
47,917	Keros Therapeutics, Inc.(a)(b)	729,297
51,549	Natera, Inc.(a)	10,254,642
102,768	Veracyte, Inc.(a)(b)	3,707,869
		17,393,051
	Chemical Manufacturing — 48.0%
41,357	AbbVie, Inc.	9,017,480
212,059	Acadia Pharmaceuticals Inc.(a)	4,813,739
387,248	ADMA Biologics, Inc.(a)	5,994,599
74,172	Agios Pharmaceuticals, Inc.(a)	3,207,197
523,944	Akebia Therapeutics, Inc.(a)	1,157,916
195,608	Alkermes PLC ADR (Ireland)(a)	6,005,166
18,651	Alnylam Pharmaceuticals, Inc.(a)	8,505,602
169,827	Altimmune, Inc.(a)	687,799
31,426	Amgen, Inc.	9,378,461
411,796	Amicus Therapeutics, Inc.(a)	3,718,518
57,634	Arbutus Biopharma Corp. ADR (Canada)(a)(b)	272,609
53,539	Arcellx, Inc.(a)	4,831,895
39,202	Arcturus Therapeutics Holdings, Inc.(a)	390,844
75,734	Arcus Biosciences, Inc.(a)(b)	1,493,474
161,244	Arcutis Biotherapeutics, Inc.(a)	4,081,086
124,369	Arrowhead Pharmaceuticals, Inc.(a)(b)	5,272,002
185,506	aTyr Pharma, Inc.(a)(b)	160,648
188,627	Avidity Biosciences, Inc.(a)	13,175,596
149,125	Beam Therapeutics, Inc.(a)(b)	3,729,616
401,571	BioCryst Pharmaceuticals, Inc.(a)	2,939,500
61,369	Biogen, Inc.(a)	9,467,396
177,853	Biohaven Ltd. ADR(a)	3,059,072
160,598	BioMarin Pharmaceutical, Inc.(a)	8,603,235
165,261	BridgeBio Pharma, Inc.(a)(b)	10,351,949
170,757	Catalyst Pharmaceuticals, Inc.(a)	3,632,001
105,971	Celldex Therapeutics, Inc.(a)	2,832,605
34,224	Cidara Therapeutics, Inc.(a)	3,738,630
161,793	Cogent Biosciences, Inc.(a)	2,637,226
77,155	Compass Therapeutics, Inc.(a)	288,560
198,853	Denali Therapeutics, Inc.(a)	3,237,327
18,846	Dianthus Therapeutics, Inc.(a)	659,233
102,451	Emergent BioSolutions Inc.(a)	1,278,588
159,801	Exact Sciences Corp.(a)	10,337,527
1,072,475	Geron Corp.(a)	1,351,318
75,937	Gilead Sciences, Inc.	9,096,493

The accompanying notes are an integral part of these financial statements.

91

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
46,763	GRAIL, Inc.(a)(b)	$4,298,923
115,468	Halozyme Therapeutics, Inc.(a)	7,527,359
491,964	ImmunityBio, Inc.(a)(b)	1,180,714
94,037	Immunome, Inc.(a)	1,511,175
101,478	Incyte Corp.(a)	9,486,163
59,972	Insmed, Inc.(a)	11,370,691
199,080	Intellia Therapeutics, Inc.(a)	2,512,390
136,755	Ionis Pharmaceuticals, Inc.(a)	10,160,896
82,852	Janux Therapeutics, Inc.(a)	2,378,681
62,832	KalVista Pharmaceuticals, Inc.(a)(b)	685,497
37,663	Krystal Biotech, Inc.(a)	7,438,819
20,349	Madrigal Pharmaceuticals, Inc.(a)	8,524,196
227,717	MannKind Corp.(a)	1,272,938
112,501	Metsera, Inc.(a)	7,092,063
34,451	Mineralys Therapeutics, Inc.(a)	1,407,668
36,021	Mirum Pharmaceuticals, Inc.(a)	2,616,926
122,629	Myriad Genetics, Inc.(a)	985,937
61,963	Neurocrine Biosciences, Inc.(a)	8,873,721
281,053	Novavax, Inc.(a)(b)	2,360,845
93,061	ORIC Pharmaceuticals, Inc.(a)	1,224,683
13,900	Oruka Therapeutics, Inc.(a)(b)	391,563
109,817	PTC Therapeutics, Inc.(a)	7,501,599
15,744	Regeneron Pharmaceuticals, Inc.	10,261,939
71,612	REGENXBIO, Inc.(a)	914,485
118,073	Replimune Group, Inc.(a)	1,148,850
57,506	Rezolute, Inc.(a)	535,956
60,599	Rhythm Pharmaceuticals, Inc.(a)	6,893,742
14,872	Rigel Pharmaceuticals, Inc.(a)	469,658
509,344	Roivant Sciences Ltd. ADR (Ireland)(a)	10,181,787
291,383	Sana Biotechnology, Inc.(a)(b)	1,442,346
190,427	Sarepta Therapeutics, Inc.(a)(b)	4,572,152
153,758	Scholar Rock Holding Corp.(a)(b)	4,554,312
100,551	Soleno Therapeutics, Inc.(a)	6,753,005
64,873	Spyre Therapeutics, Inc.(a)(b)	1,586,794
38,415	Stoke Therapeutics, Inc.(a)(b)	1,153,987
368,789	Summit Therapeutics, Inc.(a)(b)	6,973,800
154,205	Syndax Pharmaceuticals, Inc.(a)	2,112,609
260,723	Taysha Gene Therapies, Inc.(a)	1,293,186
230,572	TG Therapeutics, Inc.(a)	8,019,294
98,130	Travere Therapeutics, Inc.(a)	3,450,251
124,243	Twist Bioscience Corp.(a)	4,086,352
170,143	Ultragenyx Pharmaceutical, Inc.(a)	5,886,948
90,092	uniQure N.V. ADR (Netherlands)(a)	6,098,327
22,079	United Therapeutics Corp.(a)	9,834,649
95,135	Vera Therapeutics, Inc.(a)	2,707,542

The accompanying notes are an integral part of these financial statements.

92

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
99,871	Verastem, Inc.(a)(b)	$943,781
75,219	Vericel Corp.(a)	2,637,178
22,524	Vertex Pharmaceuticals, Inc.(a)	9,585,539
216,797	Viking Therapeutics, Inc.(a)(b)	8,255,630
74,008	Viridian Therapeutics, Inc.(a)	1,748,809
75,976	Xencor, Inc.(a)	1,117,607
		385,428,869
	Hospitals — 0.6%
52,169	Nuvalent, Inc.(a)	5,181,425
	Merchant Wholesalers, Durable Goods — 0.6%
231,828	Dyne Therapeutics, Inc.(a)	5,234,676
	Merchant Wholesalers, Nondurable Goods — 2.9%
146,609	Akero Therapeutics, Inc.(a)	7,946,208
40,856	Praxis Precision Medicines, Inc.(a)	8,120,539
81,357	Protagonist Therapeutics, Inc.(a)(b)	6,396,287
164,811	Relay Therapeutics, Inc.(a)	1,176,750
		23,639,784
	Miscellaneous Manufacturing — 0.1%
72,021	MiMedx Group, Inc.(a)	550,961
	Professional, Scientific, and Technical Services — 11.5%
32,714	AnaptysBio, Inc.(a)	1,196,678
117,897	Anavex Life Sciences Corp.(a)(b)	939,639
183,049	Apellis Pharmaceuticals, Inc.(a)	3,930,062
71,539	Apogee Therapeutics, Inc.(a)	4,048,392
342,265	Ardelyx, Inc.(a)	2,074,126
37,360	ArriVent Biopharma, Inc.(a)(b)	699,753
8,762	Celcuity, Inc.(a)	676,076
67,072	CG Oncology, Inc.(a)	2,902,206
167,764	Crispr Therapeutics AG ADR (Switzerland)(a)	10,735,218
44,288	Cullinan Therapeutics, Inc.(a)	383,534
110,955	Cytokinetics, Inc.(a)(b)	7,055,629
138,719	Day One Biopharmaceuticals, Inc.(a)	1,032,069
178,539	Dynavax Technologies Corp.(a)(b)	1,831,810
232,157	Exelixis, Inc.(a)	8,977,511
101,291	IDEAYA Biosciences, Inc.(a)	3,227,131
123,110	Kura Oncology, Inc.(a)	1,264,340
74,260	Kymera Therapeutics, Inc.(a)(b)	4,592,238
360,027	Moderna, Inc.(a)	9,778,333
100,516	Nurix Therapeutics, Inc.(a)	1,300,677
111,695	Precigen, Inc.(a)(b)	462,417
815,694	Recursion Pharmaceuticals, Inc.(a)(b)	4,502,631
195,537	Revolution Medicines, Inc.(a)	11,505,397
37,536	Upstream Bio, Inc.(a)(b)	970,306

The accompanying notes are an integral part of these financial statements.

93

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
162,464	Vaxcyte, Inc.(a)	$7,356,370
124,808	Vir Biotechnology, Inc.(a)	743,856
		92,186,399
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.8%
40,560	Disc Medicine, Inc.(a)	3,497,083
110,761	Immunovant, Inc.(a)(b)	2,733,582
		6,230,665
	Support Activities for Transportation — 0.1%
525,142	Iovance Biotherapeutics, Inc.(a)(b)	1,034,530
	TOTAL COMMON STOCKS (Cost $476,438,649)	$538,161,755
	SHORT TERM INVESTMENTS — 33.6%
	Money Market Funds — 33.6%
73,945,693	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$73,945,693
7,220,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	7,220,000
91,541,150	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	91,541,150
97,147,721	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	97,147,721
	TOTAL SHORT TERM INVESTMENTS (Cost $269,854,564)	$269,854,564
	TOTAL INVESTMENTS (Cost $746,293,213) — 100.5%(e)	$808,016,319
	Liabilities in Excess of Other Assets — (0.5)%	(4,033,914)
	TOTAL NET ASSETS — 100.0%	$803,982,405

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $498,670,905.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

94

Direxion Daily S&P Biotech Bull 3X Shares
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Biotechnology Select Industry Index	SOFR + 0.9500%	BNP Paribas	12/05/2025	4,129	$31,786,528	$3,043,011
Total return of S&P Biotechnology Select Industry Index	SOFR + 0.8500%	Goldman Sachs	12/10/2025	22,507	171,305,928	23,176,197
Total return of S&P Biotechnology Select Industry Index	SOFR + 0.6800%	Bank of America Merrill Lynch	12/11/2025	35,845	245,062,929	60,623,279
Total return of S&P Biotechnology Select Industry Index	SOFR + 0.6000%	J.P. Morgan	12/16/2025	36,207	244,961,710	70,057,923
Total return of S&P Biotechnology Select Industry Index	SOFR + 0.5400%	UBS Securities LLC	12/17/2025	25,717	151,771,425	70,213,016
Total return of S&P Biotechnology Select Industry Index	SOFR + 0.8400%	Citibank N.A.	12/22/2025	15,133	115,019,358	17,101,032
Total return of S&P Biotechnology Select Industry Index	SOFR + 0.7700%	Barclays	12/22/2025	73,635	442,531,308	193,976,352
					$1,402,439,186	$438,190,810

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

95

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 137.8%
	Money Market Funds — 137.8%
667,357,316	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$667,357,316
193,260,623	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	193,260,623
161,825,261	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	161,825,261
664,807,427	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	664,807,427
	TOTAL SHORT TERM INVESTMENTS (Cost $1,687,250,627)(b)	$1,687,250,627
	TOTAL INVESTMENTS (Cost $1,687,250,627) — 137.8%	$1,687,250,627
	Liabilities in Excess of Other Assets — (37.8)%	(462,537,655)
	TOTAL NET ASSETS — 100.0%	$1,224,712,972

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,254,556,905.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.1500%	Total return of ICE Semiconductor Index	BNP Paribas	12/05/2025	238,124	$338,118,625	$(33,922,102)
SOFR + 0.6800%	Total return of ICE Semiconductor Index	Goldman Sachs	12/10/2025	218,562	264,851,346	(72,783,025)
SOFR + 0.7800%	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/11/2025	498,606	637,956,088	(137,694,906)
SOFR + 0.3300%	Total return of ICE Semiconductor Index	Societe Generale	12/12/2025	100,000	116,066,000	(36,692,274)
SOFR + 0.6200%	Total return of ICE Semiconductor Index	J.P. Morgan	12/16/2025	407,674	581,117,066	(55,692,535)
SOFR + 0.3500%	Total return of ICE Semiconductor Index	UBS Securities LLC	12/17/2025	244,919	310,245,811	(67,877,886)
SOFR + 0.6900%	Total return of ICE Semiconductor Index	Citibank N.A.	12/22/2025	357,195	548,369,625	(9,800,297)
SOFR + 0.6800%	Total return of ICE Semiconductor Index	Barclays	12/22/2025	282,458	364,453,306	(75,306,751)
					$3,161,177,867	$(489,769,776)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

96

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 68.9%
	Computer and Electronic Product Manufacturing — 54.7%
3,641,511	Advanced Micro Devices, Inc.(a)	$932,663,797
1,178,146	Analog Devices, Inc.	275,839,323
4,350,255	ASE Technology Holding Co., Ltd. ADR (Taiwan)	69,647,583
1,045,059	Astera Labs, Inc.(a)	195,091,614
1,991,122	Broadcom, Inc.	735,978,425
1,231,103	Credo Technology Group Holding Ltd. ADR(a)	230,979,545
11,671,014	Intel Corp.(a)	466,723,850
2,956,217	Lam Research Corp.	465,485,929
461,509	MACOM Technology Solutions Holdings, Inc.(a)	68,363,328
4,347,686	Microchip Technology, Inc.	271,382,560
2,488,435	Micron Technology, Inc.	556,837,100
353,748	Monolithic Power Systems, Inc.	355,516,740
3,400,096	NVIDIA Corp.	688,485,439
1,261,128	NXP Semiconductors NV ADR (Netherlands)	263,727,087
3,347,030	ON Semiconductor Corp.(a)	167,619,262
2,751,752	Qualcomm, Inc.	497,791,937
878,733	Rambus, Inc.(a)	90,368,902
1,216,041	Skyworks Solutions, Inc.	94,510,707
1,702,173	STMicroelectronics NV ADR (Netherlands)	41,652,173
1,217,943	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	365,906,615
1,305,026	Teradyne, Inc.	237,201,526
2,183,706	Texas Instruments, Inc.	352,581,171
6,074,191	United Microelectronics Corp. ADR (Taiwan)(b)	46,832,013
		7,471,186,626
	Machinery Manufacturing — 6.7%
1,841,924	Applied Materials, Inc.	429,352,484
379,222	ASML Holding NV ADR (Netherlands)	401,683,319
242,204	Nova Ltd. ADR (Israel)(a)(b)	83,473,187
		914,508,990
	Management of Companies and Enterprises — 0.5%
353,140	ARM Holdings PLC ADR (United Kingdom)(a)	59,970,235
	Merchant Wholesalers, Durable Goods — 3.8%
1,240,993	Entegris, Inc.(b)	113,637,729
339,414	KLA-Tencor Corp.	410,263,278
		523,901,007
	Professional, Scientific, and Technical Services — 3.2%
4,710,234	Marvell Technology, Inc.	441,537,335
	TOTAL COMMON STOCKS (Cost $7,912,628,047)	$9,411,104,193

The accompanying notes are an integral part of these financial statements.

97

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 30.4%
	Money Market Funds — 30.4%
1,067,068,196	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$1,067,068,196
1,766,700,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	1,766,700,000
2	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	2
563,842,040	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	563,842,040
762,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.89%(c)	762,000,000
	TOTAL SHORT TERM INVESTMENTS (Cost $4,159,610,238)	$4,159,610,238
	TOTAL INVESTMENTS (Cost $12,072,238,285) — 99.3%(e)	$13,570,714,431
	Other Assets in Excess of Liabilities — 0.7%	96,292,838
	TOTAL NET ASSETS — 100.0%	$13,667,007,269

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,778,877,489.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of ICE Semiconductor Index	SOFR + 0.9900%	BNP Paribas	12/05/2025	1,416,262	$1,695,364,119	$507,498,197
Total return of ICE Semiconductor Index	SOFR + 0.9400%	Goldman Sachs	12/10/2025	3,118,965	3,310,375,882	1,509,495,899
Total return of ICE Semiconductor Index	SOFR + 0.9800%	Bank of America Merrill Lynch	12/11/2025	6,244,377	7,712,511,018	1,952,362,478
Total return of ICE Semiconductor Index	SOFR + 0.5300%	Societe Generale	12/12/2025	100,000	116,066,000	36,440,982
Total return of ICE Semiconductor Index	SOFR + 0.9200%	J.P. Morgan	12/16/2025	1,334,531	1,514,583,045	557,442,602
Total return of ICE Semiconductor Index	SOFR + 0.7300%	UBS Securities LLC	12/17/2025	1,427,148	1,521,701,194	695,373,804
Total return of ICE Semiconductor Index	SOFR + 0.9400%	Citibank N.A.	12/22/2025	2,475,190	3,646,952,652	220,784,407
Total return of ICE Semiconductor Index	SOFR + 0.9200%	Barclays	12/22/2025	4,067,504	4,884,258,803	1,408,302,015
					$24,401,812,713	$6,887,700,384

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

98

Direxion Daily Small Cap Bear 3X Shares
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 113.8%
	Money Market Funds — 113.8%
177,193,495	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$177,193,495
19,820,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	19,820,000
57,826,234	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	57,826,234
118,647,722	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	118,647,722
	TOTAL SHORT TERM INVESTMENTS (Cost $373,487,451)(b)	$ 373,487,451
	TOTAL INVESTMENTS (Cost $373,487,451) — 113.8%	$373,487,451
	Liabilities in Excess of Other Assets — (13.8)%	(45,339,367)
	TOTAL NET ASSETS — 100.0%	$328,148,084

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $240,343,474.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.3400%	Total return of Russell 2000® Index	BNP Paribas	12/05/2025	50,737	$118,942,517	$(3,682,035)
SOFR + 0.4500%	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/11/2025	75,696	188,251,967	853,004
SOFR + 0.2000%	Total return of Russell 2000® Index	Societe Generale	12/12/2025	51,000	120,461,540	(2,343,605)
SOFR + 0.3300%	Total return of Russell 2000® Index	J.P. Morgan	12/16/2025	14,095	33,079,485	(849,825)
SOFR + 0.1100%	Total return of Russell 2000® Index	UBS Securities LLC	12/17/2025	41,705	101,953,197	(1,254,179)
SOFR + 0.3000%	Total return of Russell 2000® Index	Citibank N.A.	12/22/2025	86,204	191,755,111	(18,539,612)
SOFR + 0.3000%	Total return of Russell 2000® Index	Barclays	12/22/2025	77,617	170,057,040	(20,567,118)
					$924,500,857	$(46,383,370)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

99

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	INVESTMENT COMPANIES — 71.4%
5,919,569	iShares Russell 2000 ETF(a)(b)	$1,457,575,474
	TOTAL INVESTMENT COMPANIES (Cost $1,262,208,321)	$ 1,457,575,474
	SHORT TERM INVESTMENTS — 45.7%
	Money Market Funds — 45.7%
552,627,289	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$552,627,289
19,490,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	19,490,000
362,397,507	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	362,397,507
	TOTAL SHORT TERM INVESTMENTS (Cost $934,514,796)	$934,514,796
	TOTAL INVESTMENTS (Cost $2,196,723,117) — 117.1%(e)	$2,392,090,270
	Liabilities in Excess of Other Assets — (17.1)%	(348,496,851)
	TOTAL NET ASSETS — 100.0%	$2,043,593,419

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,422,043,095.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	SOFR + 0.6900%	BNP Paribas	12/05/2025	160,270	$371,496,875	$20,298,431
Total return of Russell 2000® Index	SOFR + 0.6500%	Bank of America Merrill Lynch	12/11/2025	271,548	622,963,599	40,697,760
Total return of Russell 2000® Index	SOFR + 0.4100%	Societe Generale	12/12/2025	55,000	129,909,505	2,285,688
Total return of Russell 2000® Index	SOFR + 0.5500%	J.P. Morgan	12/16/2025	471,639	1,020,711,028	135,181,165
Total return of Russell 2000® Index	SOFR + 0.5600%	UBS Securities LLC	12/17/2025	76,949	163,277,073	24,332,837
Total return of Russell 2000® Index	SOFR + 0.5500%	Citibank N.A.	12/22/2025	419,190	822,923,725	201,691,209
Total return of Russell 2000® Index	SOFR + 0.5400%	Barclays	12/22/2025	430,229	837,845,965	213,963,864
					$3,969,127,770	$638,450,954

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

100

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	SHORT TERM INVESTMENTS — 140.4%
	Money Market Funds — 140.4%
73,884,348	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$73,884,348
8,628,688	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	8,628,688
23,401,409	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	23,401,409
25,532,023	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	25,532,023
	TOTAL SHORT TERM INVESTMENTS (Cost $131,446,468)(b)	$ 131,446,468
	TOTAL INVESTMENTS (Cost $131,446,468) — 140.4%	$131,446,468
	Liabilities in Excess of Other Assets — (40.4)%	(37,794,654)
	TOTAL NET ASSETS — 100.0%	$93,651,814

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $98,038,354.
Short Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.3500%	Total return of Technology Select Sector Index	BNP Paribas	12/05/2025	31,748	$84,502,725	$(10,907,585)
SOFR + 0.5100%	Total return of Technology Select Sector Index	Goldman Sachs	12/10/2025	4,462	11,688,726	(1,703,354)
SOFR + 0.5300%	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/11/2025	9,545	28,480,438	(404,545)
SOFR + 0.3300%	Total return of Technology Select Sector Index	Societe Generale	12/12/2025	5,000	12,148,702	(2,553,246)
SOFR + 0.6000%	Total return of Technology Select Sector Index	J.P. Morgan	12/16/2025	4,397	10,578,566	(2,333,274)
SOFR + 0.2500%	Total return of Technology Select Sector Index	UBS Securities LLC	12/17/2025	5,973	14,427,841	(3,151,985)
SOFR + 0.3500%	Total return of Technology Select Sector Index	Citibank N.A.	12/22/2025	11,456	28,256,963	(6,013,608)
SOFR + 0.4500%	Total return of Technology Select Sector Index	Barclays	12/22/2025	20,227	48,736,539	(11,113,764)
					$238,820,500	$(38,181,361)

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

101

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 71.1%
	Administrative and Support Services — 0.1%
22,000	Gartner, Inc.(a)	$5,463,480
	Computer and Electronic Product Manufacturing — 43.4%
471,462	Advanced Micro Devices, Inc.(a)	120,750,847
354,693	Amphenol Corp. Class A	49,422,923
144,173	Analog Devices, Inc.	33,755,225
1,544,675	Apple, Inc.	417,633,780
299,414	Arista Networks, Inc.(a)	47,214,594
489,562	Broadcom, Inc.	180,956,802
1,150,446	Cisco Systems, Inc.	84,109,107
88,086	Dell Technologies, Inc.	14,270,813
31,163	First Solar, Inc.(a)	8,318,651
189,219	Fortinet, Inc.(a)	16,354,198
272,873	HP, Inc.	7,550,396
1,271,594	Intel Corp.(a)	50,851,044
270,623	International Business Machines Corp.	83,192,216
31,184	Jabil Circuit, Inc.	6,888,234
49,999	Keysight Technologies, Inc.(a)	9,147,817
367,687	Lam Research Corp.	57,895,995
156,784	Microchip Technology, Inc.	9,786,457
325,125	Micron Technology, Inc.	72,753,221
13,915	Monolithic Power Systems, Inc.	13,984,575
48,400	Motorola Solutions, Inc.	19,684,764
58,136	NetApp, Inc.	6,847,258
2,539,694	NVIDIA Corp.	514,262,638
73,246	NXP Semiconductors NV ADR (Netherlands)	15,317,204
118,815	ON Semiconductor Corp.(a)	5,950,255
194,046	Palto Alto Networks, Inc.(a)	42,736,691
313,325	Qualcomm, Inc.	56,680,493
31,267	Roper Technologies, Inc.	13,949,772
61,789	Seagate Technology Holdings PLC ADR (Ireland)	15,810,569
43,124	Skyworks Solutions, Inc.	3,351,597
145,649	Super Micro Computer, Inc.(a)	7,567,922
13,619	Teledyne Technologies, Inc.(a)	7,174,762
46,216	Teradyne, Inc.	8,400,220
264,122	Texas Instruments, Inc.	42,645,138
69,135	Trimble, Inc.(a)	5,513,516
100,784	Western Digital Corp.	15,138,765
14,772	Zebra Technologies Corp. Class A(a)	3,977,361
		2,069,845,820
	Machinery Manufacturing — 1.1%
233,136	Applied Materials, Inc.	54,344,002

The accompanying notes are an integral part of these financial statements.

102

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Durable Goods — 1.4%
38,340	KLA-Tencor Corp.	$46,343,092
85,838	TE Connectivity PLC ADR (Ireland)	21,202,844
		67,545,936
	Nonmetallic Mineral Product Manufacturing — 0.4%
226,467	Corning, Inc.	20,173,680
	Professional, Scientific, and Technical Services — 9.4%
180,948	Accenture PLC Class A ADR (Ireland)	45,255,095
78,650	AppLovin Corp.(a)	50,126,004
38,071	CDW Corp.	6,067,375
141,879	Cognizant Technology Solutions Corp. Class A	10,340,142
16,175	EPAM Systems, Inc.(a)	2,645,260
16,689	F5 Networks, Inc.(a)	4,223,151
40,221	GoDaddy, Inc.(a)	5,354,622
416,877	Oracle Corp.	109,476,069
660,706	Palantir Technologies, Inc.(a)	132,451,732
34,807	PTC, Inc.(a)	6,910,582
60,426	ServiceNow, Inc.(a)	55,548,413
24,423	VeriSign, Inc.	5,856,635
62,749	Workday, Inc.(a)	15,054,740
		449,309,820
	Publishing Industries — 15.3%
123,242	Adobe, Inc.(a)	41,940,485
41,657	Akamai Technologies, Inc.(a)	3,128,441
62,170	Autodesk, Inc.(a)	18,734,308
79,165	Cadence Design Systems, Inc.(a)	26,812,394
72,409	CrowdStrike Holdings, Inc.(a)	39,318,811
93,919	Datadog, Inc.(a)	15,290,952
6,970	Fair Isaac Corp.(a)	11,566,924
162,813	Gen Digital, Inc.	4,291,751
381,223	Hewlett Packard Enterprise Co.	9,309,466
81,043	Intuit, Inc.	54,100,255
773,687	Microsoft Corp.	400,622,865
277,735	Salesforce, Inc.	72,324,971
53,754	Synopsys, Inc.(a)	24,394,640
12,564	Tyler Technologies, Inc.(a)	5,983,731
		727,819,994
	TOTAL COMMON STOCKS (Cost $2,604,409,316)	$3,394,502,732
	SHORT TERM INVESTMENTS — 29.2%
	Money Market Funds — 29.2%
256,278,463	Dreyfus Government Cash Management Institutional Shares, 4.00%(b)	$256,278,463
153,215,323	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(b)	153,215,323
125,219,394	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(b)	125,219,394

The accompanying notes are an integral part of these financial statements.

103

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — (Continued)
	Money Market Funds —- (Continued)
857,658,734	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(b)	$857,658,734
	TOTAL SHORT TERM INVESTMENTS (Cost $1,392,371,914)	$1,392,371,914
	TOTAL INVESTMENTS (Cost $3,996,781,230) — 100.3%(c)	$4,786,874,646
	Liabilities in Excess of Other Assets — (0.3)%	(12,607,586)
	TOTAL NET ASSETS — 100.0%	$4,774,267,060

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at October 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,003,817,045.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Technology Select Sector Index	SOFR + 0.8000%	BNP Paribas	12/05/2025	412,821	$963,183,874	$269,853,930
Total return of Technology Select Sector Index	SOFR + 0.6800%	Goldman Sachs	12/10/2025	518,677	1,314,873,307	238,884,623
Total return of Technology Select Sector Index	SOFR + 0.7300%	Bank of America Merrill Lynch	12/11/2025	911,459	2,553,415,923	190,925,761
Total return of Technology Select Sector Index	SOFR + 0.7400%	Societe Generale	12/12/2025	100,000	242,974,000	50,182,181
Total return of Technology Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2025	233,667	560,045,292	141,065,516
Total return of Technology Select Sector Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2025	331,364	694,426,063	292,711,804
Total return of Technology Select Sector Index	SOFR + 0.6900%	Citibank N.A.	12/22/2025	624,584	1,431,077,750	431,632,895
Total return of Technology Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2025	477,407	1,061,483,641	359,358,370
					$8,821,479,850	$1,974,615,080

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

104

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 65.0%
	Administrative and Support Services — 14.8%
2,347	RXO, Inc.(a)(b)	$41,612
21,132	Uber Technologies, Inc.(a)	2,039,238
		2,080,850
	Air Transportation — 8.8%
1,650	Alaska Air Group, Inc.(a)	68,854
193	Allegiant Travel Co.(a)(b)	12,001
9,444	American Airlines Group, Inc.(a)	124,000
6,486	Delta Air Lines, Inc.	372,167
1,208	Frontier Group Holdings, Inc.(a)	4,663
4,164	JetBlue Airways Corp.(a)(b)	17,489
578	SkyWest, Inc.(a)	58,077
7,517	Southwest Airlines Co.	227,765
3,704	United Continental Holdings, Inc.(a)	348,324
		1,233,340
	Couriers and Messengers — 8.2%
1,764	FedEx Corp.	447,739
7,300	United Parcel Service, Inc. Class B	703,866
		1,151,605
	Management of Companies and Enterprises — 0.6%
763	Sun Country Airlines Holdings, Inc.(a)	9,370
1,440	U-Haul Holding Co.	69,825
		79,195
	Merchant Wholesalers, Nondurable Goods — 0.1%
1,648	FTAI Infrastructure, Inc.	8,800
	Rail Transportation — 13.2%
12,423	CSX Corp.	447,476
6,407	Union Pacific Corp.	1,411,911
		1,859,387
	Rental and Leasing Services — 1.0%
242	Avis Budget Group, Inc.(a)(b)	32,929
1,779	Hertz Global Holdings, Inc.(a)(b)	9,126
584	Ryder System, Inc.	98,831
		140,886
	Support Activities for Transportation — 10.8%
1,690	C.H. Robinson Worldwide, Inc.	260,243
1,943	Expeditors International of Washington, Inc.	236,852
313	Forward Air Corp.(a)	5,887
1,638	GXO Logistics, Inc.(a)	92,072
868	Hub Group, Inc.	31,968
1,095	J.B. Hunt Transport Services, Inc.	184,902
455	Matson, Inc.	45,932

The accompanying notes are an integral part of these financial statements.

105

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Support Activities for Transportation — (Continued)
1,462	Norfolk Southern Corp.	$414,302
1,686	XPO, Inc.(a)	242,565
		1,514,723
	Transit and Ground Passenger Transportation — 0.8%
5,695	Lyft, Inc.(a)	116,520
	Transportation Equipment Manufacturing — 0.9%
7,473	Joby Aviation, Inc.(a)	129,582
	Truck Transportation — 4.7%
326	ArcBest Corp.	24,228
215	Covenant Logistics Group Inc.	4,337
654	Heartland Express, Inc.	5,101
2,323	Knight-Swift Transportation Holdings, Inc. Class A	104,814
829	Marten Transport Ltd.	8,497
2,647	Old Dominion Freight Line, Inc.	371,692
381	Saia, Inc.(a)	111,442
713	Schneider National, Inc.	15,237
856	Werner Enterprises, Inc.	22,427
		667,775
	Warehousing and Storage — 0.4%
496	Landstar System, Inc.	63,701
	Water Transportation — 0.7%
541	Genco Shipping & Trading Ltd. ADR	9,219
799	Kirby Corp.(a)	82,680
		91,899
	TOTAL COMMON STOCKS (Cost $8,262,582)	$9,138,263
	SHORT TERM INVESTMENTS — 30.6%
	Money Market Funds — 30.6%
1,587,758	Dreyfus Government Cash Management Institutional Shares, 4.00%(c)(d)	$1,587,758
1,406,392	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(c)	1,406,392
879,793	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(c)	879,793
425,622	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(c)	425,622
	TOTAL SHORT TERM INVESTMENTS (Cost $4,299,565)	$4,299,565
	TOTAL INVESTMENTS (Cost $12,562,147) — 95.6%(e)	$13,437,828
	Other Assets in Excess of Liabilities — 4.4%	613,490
	TOTAL NET ASSETS — 100.0%	$14,051,318

The accompanying notes are an integral part of these financial statements.

106

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at October 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,140,162.
ADR - American Depository Receipt
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.8500%	Goldman Sachs	12/10/2025	1,622	$9,939,187	$602,165
Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.9500%	Citibank N.A.	12/22/2025	1,334	7,445,781	1,213,283
Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.7000%	Barclays	12/22/2025	2,050	13,137,140	307,320
					$30,522,108	$2,122,768

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

107

Direxion Daily Utilities Bull 3X Shares
Schedule of Investments
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 77.9%
	Oil and Gas Extraction — 2.9%
16,879	Dominion Energy, Inc.	$990,629
	Utilities — 75.0%
14,083	AES Corp.	195,331
5,083	Alliant Energy Corp.	339,646
5,347	Ameren Corp.	545,501
10,577	American Electric Power Co., Inc.	1,271,990
3,859	American Water Works Co., Inc.	495,611
3,175	Atmos Energy Corp.	545,211
12,912	CenterPoint Energy, Inc.	493,755
5,921	CMS Energy Corp.	435,490
7,134	Consolidated Edison, Inc.	694,923
6,180	Constellation Energy Corp.	2,329,860
4,106	DTE Energy Co.	556,527
15,380	Duke Energy Corp.	1,911,734
7,611	Edison International	421,497
8,830	Entergy Corp.	848,475
4,552	Evergy, Inc.	349,639
7,339	Eversource Energy	541,692
19,976	Exelon Corp.	921,293
10,279	FirstEnergy Corp.	471,087
40,730	NextEra Energy, Inc.	3,315,422
9,314	NiSource, Inc.	392,213
3,826	NRG Energy, Inc.	657,536
43,470	PG&E Corp.	693,781
2,363	Pinnacle West Capital Corp.	209,173
14,627	PPL Corp.	534,178
9,870	Public Service Enterprise Group, Inc.	795,127
12,904	Sempra Energy	1,186,394
21,758	Southern Co.	2,046,122
6,299	Vistra Corp.	1,186,102
6,366	WEC Energy Group, Inc.	711,273
11,697	Xcel Energy, Inc.	949,445
		26,046,028
	TOTAL COMMON STOCKS (Cost $23,938,729)	$ 27,036,657
	SHORT TERM INVESTMENTS — 25.0%
	Money Market Funds — 25.0%
4,545,219	Dreyfus Government Cash Management Institutional Shares, 4.00%(a)	$4,545,219
2,532,813	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.87%(a)	2,532,813
1,605,328	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.05%(a)	1,605,328

The accompanying notes are an integral part of these financial statements.

108

Direxion Daily Utilities Bull 3X Shares
Schedule of Investments
October 31, 2025(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — (Continued)
	Money Market Funds — (Continued)
8,237	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.89%(a)	$8,237
	TOTAL SHORT TERM INVESTMENTS (Cost $8,691,597)	$8,691,597
	TOTAL INVESTMENTS (Cost $32,630,326) — 102.9%(b)	$35,728,254
	Liabilities in Excess of Other Assets — (2.9)%	(1,006,071)
	TOTAL NET ASSETS — 100.0%	$34,722,183

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at October 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,657,860.
Long Total Return Swap Contracts
October 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Utilities Select Sector Index	SOFR + 0.7500%	Goldman Sachs	12/10/2025	14,276	$12,159,360	$571,133
Total return of Utilities Select Sector Index	SOFR + 0.7000%	J.P. Morgan	12/16/2025	20,774	16,893,884	1,693,518
Total return of Utilities Select Sector Index	SOFR + 0.4500%	UBS Securities LLC	12/17/2025	30,651	24,035,654	3,223,025
Total return of Utilities Select Sector Index	SOFR + 0.8500%	Citibank N.A.	12/22/2025	500	470,189	(20,396)
Total return of Utilities Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2025	19,361	16,050,084	1,244,639
					$69,609,171	$6,711,919

SOFR - Secured Overnight Financing Rate was 4.27% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

109

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025

	Direxion Daily 20+ Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$169,016,365	$4,477,398,324	$10,070,747	$53,508,064
Cash	—	11,063,567	—	—
Receivable for Fund shares sold	—	1,243	—	390
Receivable for investments sold	—	81,252,900	—	—
Dividend and interest receivable	572,190	4,720,169	35,855	55,263
Due from broker for swap contracts	—	717,421	—	80,188
Unrealized appreciation on swap contracts	6,727,700	186,327,808	8,667	1,859,078
Prepaid expenses and other assets	31,813	74,298	5,701	2,344
Total assets	176,348,068	4,761,555,730	10,120,970	55,505,327
LIABILITIES:
Collateral for securities loaned (Note 2)	—	2	—	1,313,375
Payable for Fund shares redeemed	—	4,143,719	—	1,300,059
Unrealized depreciation on swap contracts	2,590,677	41,733,421	315,550	—
Due to Adviser, net (Note 6)	59,115	1,535,099	8,157	23,003
Due to broker for swap contracts	5,620,000	198,126,133	1,134	2,150,000
Accrued expenses and other liabilities	44,436	1,535,366	6,473	16,757
Total liabilities	8,314,228	247,073,740	331,314	4,803,194
NET ASSETS	$168,033,840	$4,514,481,990	$9,789,656	$50,702,133
Net Assets Consist of:
Capital stock	$833,591,483	$6,616,629,465	$55,798,659	$68,506,291
Total distributable loss	(665,557,643)	(2,102,147,475)	(46,009,003)	(17,804,158)
Net assets	$168,033,840	$4,514,481,990	$9,789,656	$50,702,133
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$168,033,840	$4,514,481,990	$9,789,656	$50,702,133
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	4,947,044	108,948,386	750,000	1,950,000
Net assets value, redemption price and offering price per share	$33.97	$41.44	$13.05	$26.00
Cost of Investments	$169,016,365	$4,404,483,572	$10,070,747	$53,151,946
*Value of securities loaned	$—	$1,276,896	$—	$2,137,758

The accompanying notes are an integral part of these financial statements.

110

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Consumer Discretionary Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares	Direxion Daily Dow Jones Internet Bull 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$391,140,958	$24,826,088	$12,436,291	$138,893,724
Receivable for Fund shares sold	—	785	—	—
Dividend and interest receivable	474,592	30,909	42,284	150,401
Due from broker for swap contracts	—	97,358	—	—
Unrealized appreciation on swap contracts	150,790,006	7,150,920	33,481	47,027,448
Prepaid expenses and other assets	8,599	2,156	14,944	6,758
Total assets	542,414,155	32,108,216	12,527,000	186,078,331
LIABILITIES:
Collateral for securities loaned (Note 2)	133,153	—	—	—
Payable for Fund shares redeemed	—	2,614,834	—	—
Unrealized depreciation on swap contracts	—	—	2,062,852	—
Due to Adviser, net (Note 6)	143,898	19,229	8,102	52,766
Due to broker for swap contracts	147,018,001	5,930,024	49,647	40,584,000
Accrued expenses and other liabilities	126,017	10,392	3,216	55,811
Total liabilities	147,421,069	8,574,479	2,123,817	40,692,577
NET ASSETS	$394,993,086	$23,533,737	$10,403,183	$145,385,754
Net Assets Consist of:
Capital stock	$171,630,888	$32,141,004	$81,339,941	$172,827,651
Total distributable earnings (loss)	223,362,198	(8,607,267)	(70,936,758)	(27,441,897)
Net assets	$394,993,086	$23,533,737	$10,403,183	$145,385,754
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$394,993,086	$23,533,737	$10,403,183	$145,385,754
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,350,001	450,001	596,780	4,400,001
Net assets value, redemption price and offering price per share	$73.83	$52.30	$17.43	$33.04
Cost of Investments	$334,258,410	$21,880,301	$12,436,291	$117,141,431
*Value of securities loaned	$8,407,027	$—	$—	$249,759

The accompanying notes are an integral part of these financial statements.

111

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily Financial Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE China Bull 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$121,661,367	$2,457,204,414	$278,429,869	$927,017,680
Receivable for Fund shares sold	13,240,911	—	—	—
Receivable for investments sold	—	—	—	39,701,000
Dividend and interest receivable	407,237	3,392,731	1,000,188	1,650,146
Due from broker for swap contracts	—	740	—	27
Unrealized appreciation on swap contracts	3,143,976	160,388,178	3,986,732	409,708,961
Prepaid expenses and other assets	10,857	92,230	8,932	28,575
Total assets	138,464,348	2,621,078,293	283,425,721	1,378,106,389
LIABILITIES:
Collateral for securities loaned (Note 2)	—	8,848	—	—
Unrealized depreciation on swap contracts	3,052,037	—	46,405,836	—
Due to Adviser, net (Note 6)	43,481	898,533	86,779	367,176
Due to broker for swap contracts	3,800,000	144,050,002	2,449,182	438,024,680
Accrued expenses and other liabilities	44,109	1,039,021	117,180	588,795
Total liabilities	6,939,627	145,996,404	49,058,977	438,980,651
NET ASSETS	$131,524,721	$2,475,081,889	$234,366,744	$939,125,738
Net Assets Consist of:
Capital stock	$3,431,751,925	$2,074,274,727	$616,497,351	$1,381,228,841
Total distributable earnings (loss)	(3,300,227,204)	400,807,162	(382,130,607)	(442,103,103)
Net assets	$131,524,721	$2,475,081,889	$234,366,744	$939,125,738
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$131,524,721	$2,475,081,889	$234,366,744	$939,125,738
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,979,993	15,399,289	10,009,937	19,792,767
Net assets value, redemption price and offering price per share	$44.14	$160.73	$23.41	$47.45
Cost of Investments	$121,661,367	$2,200,333,427	$278,429,869	$906,534,362
*Value of securities loaned	$—	$1,031,201	$—	$—

The accompanying notes are an integral part of these financial statements.

112

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily Industrials Bull 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$33,443,363	$180,402,791	$612,088,160	$37,424,258
Receivable for Fund shares sold	—	—	25,438	—
Receivable for investments sold	—	—	—	41,665
Dividend and interest receivable	58,970	346,455	856,192	54,811
Due from broker for swap contracts	—	—	5,063,991	—
Unrealized appreciation on swap contracts	11,092,612	21,317,452	39,303,453	10,689,449
Prepaid expenses and other assets	4,107	9,478	9,855	2,637
Total assets	44,599,052	202,076,176	657,347,089	48,212,820
LIABILITIES:
Unrealized depreciation on swap contracts	—	—	13,506,921	—
Due to Adviser, net (Note 6)	15,598	68,505	244,032	15,732
Due to broker for swap contracts	11,578,226	18,638,738	37,901,001	10,313,000
Accrued expenses and other liabilities	6,548	71,697	228,758	16,345
Total liabilities	11,600,372	18,778,940	51,880,712	10,345,077
NET ASSETS	$32,998,680	$183,297,236	$605,466,377	$37,867,743
Net Assets Consist of:
Capital stock	$38,754,818	$216,544,020	$799,724,150	$23,921,024
Total distributable earnings (loss)	(5,756,138)	(33,246,784)	(194,257,773)	13,946,719
Net assets	$32,998,680	$183,297,236	$605,466,377	$37,867,743
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$32,998,680	$183,297,236	$605,466,377	$37,867,743
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	900,001	2,000,008	10,300,000	500,001
Net assets value, redemption price and offering price per share	$36.67	$91.65	$58.78	$75.74
Cost of Investments	$32,622,909	$164,500,023	$621,436,659	$33,907,703
*Value of securities loaned	$—	$40,051	$4,075,671	$241

The accompanying notes are an integral part of these financial statements.

113

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Mexico Bull 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$72,770,887	$19,515,594	$119,995,544	$25,274,158
Receivable for Fund shares sold	736	—	14,461	—
Dividend and interest receivable	95,178	61,825	349,061	38,820
Unrealized appreciation on swap contracts	11,814,217	33,282	39,994,398	10,298,277
Prepaid expenses and other assets	4,052	12,248	11,236	8,729
Total assets	84,685,070	19,622,949	160,364,700	35,619,984
LIABILITIES:
Collateral for securities loaned (Note 2)	181,278	—	374,552	5,355,751
Payable for Fund shares redeemed	2,454,910	—	—	—
Payable for investments purchased	18,549	—	—	—
Unrealized depreciation on swap contracts	—	5,838,569	1,169,613	—
Due to Adviser, net (Note 6)	30,134	6,110	39,813	15,747
Due to broker for swap contracts	10,764,120	—	40,556,717	10,436,345
Accrued expenses and other liabilities	37,193	4,179	13,906	5,290
Total liabilities	13,486,184	5,848,858	42,154,601	15,813,133
NET ASSETS	$71,198,886	$13,774,091	$118,210,099	$19,806,851
Net Assets Consist of:
Capital stock	$79,638,235	$366,397,570	$337,745,483	$17,063,151
Total distributable earnings (loss)	(8,439,349)	(352,623,479)	(219,535,384)	2,743,700
Net assets	$71,198,886	$13,774,091	$118,210,099	$19,806,851
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$71,198,886	$13,774,091	$118,210,099	$19,806,851
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,450,132	384,439	2,131,598	916,025
Net assets value, redemption price and offering price per share	$49.10	$35.83	$55.46	$21.62
Cost of Investments	$66,921,618	$19,515,594	$119,727,196	$24,831,463
*Value of securities loaned	$3,697,131	$—	$365,838	$5,191,594

The accompanying notes are an integral part of these financial statements.

114

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily MSCI South Korea Bull 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares	Direxion Daily Real Estate Bull 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$229,793,788	$12,271,174	$43,643,388	$55,908,227
Receivable for Fund shares sold	—	—	—	321
Dividend and interest receivable	292,748	14,612	140,115	61,622
Due from broker for swap contracts	—	—	32	—
Unrealized appreciation on swap contracts	132,464,202	3,589,905	4,987,962	773,253
Prepaid expenses and other assets	3,065	17,482	37,840	4,704
Total assets	362,553,803	15,893,173	48,809,337	56,748,127
LIABILITIES:
Collateral for securities loaned (Note 2)	—	314,538	—	—
Unrealized depreciation on swap contracts	—	—	—	863,620
Due to Adviser, net (Note 6)	116,877	8,463	14,961	26,437
Due to broker for swap contracts	121,801,051	3,601,309	5,010,751	760,078
Accrued expenses and other liabilities	33,875	3,707	10,389	14,586
Total liabilities	121,951,803	3,928,017	5,036,101	1,664,721
NET ASSETS	$240,602,000	$11,965,156	$43,773,236	$55,083,406
Net Assets Consist of:
Capital stock	$111,694,880	$21,771,583	$236,340,893	$76,884,290
Total distributable earnings (loss)	128,907,120	(9,806,427)	(192,567,657)	(21,800,884)
Net assets	$240,602,000	$11,965,156	$43,773,236	$55,083,406
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$240,602,000	$11,965,156	$43,773,236	$55,083,406
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,329,924	1,350,001	1,684,045	6,250,000
Net assets value, redemption price and offering price per share	$180.91	$8.86	$25.99	$8.81
Cost of Investments	$212,401,825	$11,140,430	$43,643,388	$57,378,635
*Value of securities loaned	$—	$466,738	$—	$—

The accompanying notes are an integral part of these financial statements.

115

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily S&P 500® Bull 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$831,320,769	$29,261,751	$546,756,846	$6,087,547,594
Cash	—	—	—	10,645,530
Receivable for Fund shares sold	—	—	26,677,193	16,816
Dividend and interest receivable	1,035,059	39,293	1,906,734	7,396,026
Due from broker for swap contracts	—	—	—	45
Unrealized appreciation on swap contracts	50,690,738	8,126,763	—	1,483,795,459
Prepaid expenses and other assets	18,933	27,338	42,901	118,954
Total assets	883,065,499	37,455,145	575,383,674	7,589,520,424
LIABILITIES:
Collateral for securities loaned (Note 2)	2,204,601	56,821	—	—
Payable for Fund shares redeemed	—	—	—	56,053,399
Unrealized depreciation on swap contracts	28,303,824	4,778	129,762,349	—
Due to Adviser, net (Note 6)	292,851	22,694	159,951	1,816,321
Due to broker for swap contracts	49,170,713	8,240,040	44,986	1,452,904,024
Accrued expenses and other liabilities	208,750	8,087	203,358	2,551,907
Total liabilities	80,180,739	8,332,420	130,170,644	1,513,325,651
NET ASSETS	$802,884,760	$29,122,725	$445,213,030	$6,076,194,773
Net Assets Consist of:
Capital stock	$927,509,742	$111,469,724	$4,133,616,102	$4,624,256,201
Total distributable earnings (loss)	(124,624,982)	(82,346,999)	(3,688,403,072)	1,451,938,572
Net assets	$802,884,760	$29,122,725	$445,213,030	$6,076,194,773
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$802,884,760	$29,122,725	$445,213,030	$6,076,194,773
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	9,823,935	3,571,105	12,517,252	27,100,002
Net assets value, redemption price and offering price per share	$81.73	$8.16	$35.57	$224.21
Cost of Investments	$822,833,246	$26,531,968	$546,756,846	$5,551,097,010
*Value of securities loaned	$14,522,200	$1,737,488	$—	$3,453,669

The accompanying notes are an integral part of these financial statements.

116

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily S&P 500® High Beta Bear 3X Shares	Direxion Daily S&P 500® High Beta Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily S&P Biotech Bull 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$44,423,933	$59,769,023	$109,382,849	$808,016,319
Receivable for Fund shares sold	827,888	—	2,800,813	2,626
Dividend and interest receivable	151,689	87,040	364,363	1,254,698
Unrealized appreciation on swap contracts	—	34,482,878	—	438,190,810
Prepaid expenses and other assets	11,199	4,208	5,285	40,653
Total assets	45,414,709	94,343,149	112,553,310	1,247,505,106
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	—	19,026,842
Payable for Fund shares redeemed	—	—	—	297,407
Unrealized depreciation on swap contracts	15,179,015	—	36,688,029	—
Due to Adviser, net (Note 6)	9,350	35,861	28,373	279,028
Due to broker for swap contracts	—	33,765,001	1	423,582,063
Accrued expenses and other liabilities	5,908	12,371	33,456	337,361
Total liabilities	15,194,273	33,813,233	36,749,859	443,522,701
NET ASSETS	$30,220,436	$60,529,916	$75,803,451	$803,982,405
Net Assets Consist of:
Capital stock	$231,178,956	$28,786,971	$473,561,681	$2,125,250,920
Total distributable earnings (loss)	(200,958,520)	31,742,945	(397,758,230)	(1,321,268,515)
Net assets	$30,220,436	$60,529,916	$75,803,451	$803,982,405
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$30,220,436	$60,529,916	$75,803,451	$803,982,405
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,475,454	914,370	2,706,480	6,124,486
Net assets value, redemption price and offering price per share	$5.52	$66.20	$28.01	$131.27
Cost of Investments	$44,423,933	$52,479,616	$109,382,849	$746,293,213
*Value of securities loaned	$—	$866,174	$—	$33,390,199

The accompanying notes are an integral part of these financial statements.

117

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$1,687,250,627	$13,570,714,431	$373,487,451	$2,392,090,270
Cash	—	6,621,892	—	9,929,646
Receivable for Fund shares sold	22,450,111	3,465,697	1,929,253	1,868
Receivable for investments sold	—	9,861,155	—	—
Dividend and interest receivable	6,081,592	17,442,404	1,269,602	2,281,818
Due from broker for swap contracts	—	24,181,319	—	7,102
Unrealized appreciation on swap contracts	—	6,887,700,384	853,004	638,450,954
Prepaid expenses and other assets	30,302	244,162	23,614	68,227
Total assets	1,715,812,632	20,520,231,444	377,562,924	3,042,829,885
LIABILITIES:
Collateral for securities loaned (Note 2)	—	40,132,995	—	373,888,674
Payable for Fund shares redeemed	—	—	—	26,766
Unrealized depreciation on swap contracts	489,769,776	—	47,236,374	—
Due to Adviser, net (Note 6)	442,628	3,967,689	116,690	767,138
Due to broker for swap contracts	573,306	6,805,347,080	1,945,969	623,675,767
Accrued expenses and other liabilities	313,950	3,776,411	115,807	878,121
Total liabilities	491,099,660	6,853,224,175	49,414,840	999,236,466
NET ASSETS	$1,224,712,972	$13,667,007,269	$328,148,084	$2,043,593,419
Net Assets Consist of:
Capital stock	$5,632,900,205	$7,447,616,306	$4,332,130,644	$1,961,416,581
Total distributable earnings (loss)	(4,408,187,233)	6,219,390,963	(4,003,982,560)	82,176,838
Net assets	$1,224,712,972	$13,667,007,269	$328,148,084	$2,043,593,419
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$1,224,712,972	$13,667,007,269	$328,148,084	$2,043,593,419
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	368,236,522	285,900,060	42,522,797	43,750,002
Net assets value, redemption price and offering price per share	$3.33	$47.80	$7.72	$46.71
Cost of Investments	$1,687,250,627	$12,072,238,285	$373,487,451	$2,196,723,117
*Value of securities loaned	$—	$42,216,610	$—	$480,989,461

The accompanying notes are an integral part of these financial statements.

118

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Direxion Daily Technology Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Transportation Bull 3X Shares	Direxion Daily Utilities Bull 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$131,446,468	$4,786,874,646	$13,437,828	$35,728,254
Cash	—	51,456,018	—	—
Receivable for Fund shares sold	1,577,330	4,421	—	—
Dividend and interest receivable	465,455	5,068,281	17,137	40,019
Unrealized appreciation on swap contracts	—	1,974,615,080	2,122,768	6,732,315
Prepaid expenses and other assets	7,229	94,397	17,097	2,669
Total assets	133,496,482	6,818,112,843	15,594,830	42,503,257
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	10,739	—
Payable for Fund shares redeemed	1,576,857	14,545,377	—	—
Unrealized depreciation on swap contracts	38,181,361	—	—	20,396
Due to Adviser, net (Note 6)	37,406	1,426,298	10,591	16,849
Due to broker for swap contracts	10,806	2,026,411,848	1,518,000	7,726,733
Accrued expenses and other liabilities	38,238	1,462,260	4,182	17,096
Total liabilities	39,844,668	2,043,845,783	1,543,512	7,781,074
NET ASSETS	$93,651,814	$4,774,267,060	$14,051,318	$34,722,183
Net Assets Consist of:
Capital stock	$691,856,352	$2,470,828,576	$14,835,876	$26,530,839
Total distributable earnings (loss)	(598,204,538)	2,303,438,484	(784,558)	8,191,344
Net assets	$93,651,814	$4,774,267,060	$14,051,318	$34,722,183
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$93,651,814	$4,774,267,060	$14,051,318	$34,722,183
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,939,102	32,400,000	500,001	750,001
Net assets value, redemption price and offering price per share	$15.77	$147.35	$28.10	$46.30
Cost of Investments	$131,446,468	$3,996,781,230	$12,562,147	$32,630,326
*Value of securities loaned	$—	$—	$65,424	$—

The accompanying notes are an integral part of these financial statements.

119

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025

	Direxion Daily 20+ Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares
INVESTMENT INCOME:
Dividend income	$—	$161,592,780	$—	$1,348,111
Interest income	7,752,737	74,346,723	508,402	734,801
Securities lending income	—	35,332	—	2,741
Total investment income	7,752,737	235,974,835	508,402	2,085,653
EXPENSES:
Investment advisory fees (Note 6)	1,375,172	38,642,641	89,054	386,929
Interest expense	910,982	3,609,150	12,466	29,871
Management service fees (Note 6)	89,257	2,508,063	5,788	25,111
Licensing fees	55,007	1,545,706	10,000	15,477
Professional fees	21,892	303,938	9,910	13,018
Reports to shareholders	13,809	388,010	894	3,885
Exchange listing fees	6,161	4,531	6,161	6,161
Pricing fees	4,000	4,000	4,000	4,000
Trustees’ fees and expenses	3,825	107,446	252	1,075
Fund servicing fees	27,777	972,946	—	5,372
Insurance fees	2,530	71,098	167	724
Other	7,510	252,304	487	2,166
Total expenses	2,517,922	48,409,833	139,179	493,789
Recoupment of expenses to Adviser (Note 6)	—	—	3,215	29,253
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	(17,126)	(3,062)
Less: Investment advisory fees waived (Note 6)	—	(5,804,704)	—	—
Net expenses	2,517,922	42,605,129	125,268	519,980
Net investment income	5,234,815	193,369,706	383,134	1,565,673
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(265,788,120)	—	—
In-kind redemptions	—	87,490,025	—	(100,012)
Swap contracts	27,573,306	(574,525,346)	153,302	(2,133,925)
Net realized gain (loss)	27,573,306	(752,823,441)	153,302	(2,233,937)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	72,120,195	—	853,751
Swap contracts	(21,907,478)	126,403,643	(817,828)	2,727,610
Change in net unrealized appreciation (depreciation)	(21,907,478)	198,523,838	(817,828)	3,581,361
Net realized and unrealized gain (loss)	5,665,828	(554,299,603)	(664,526)	1,347,424
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,900,643	$(360,929,897)	$(281,392)	$2,913,097

The accompanying notes are an integral part of these financial statements.

120

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Consumer Discretionary Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares	Direxion Daily Dow Jones Internet Bull 3X Shares
INVESTMENT INCOME:
Dividend income	$2,080,943	$148,849	$—	$316,220
Interest income	3,113,489	419,726	555,068	2,330,108
Securities lending income	5,531	7	—	549
Total investment income	5,199,963	568,582	555,068	2,646,877
EXPENSES:
Investment advisory fees (Note 6)	1,804,362	182,096	89,223	1,143,897
Interest expense	2,268,010	162,482	30,707	1,061,783
Management service fees (Note 6)	116,925	11,827	5,802	74,213
Licensing fees	192,465	14,336	10,000	122,016
Professional fees	27,744	11,742	11,408	22,563
Reports to shareholders	18,098	1,828	896	11,485
Exchange listing fees	6,161	6,161	6,161	6,161
Pricing fees	4,000	4,000	4,001	4,001
Trustees’ fees and expenses	4,987	506	248	3,180
Fund servicing fees	36,869	1,173	—	22,448
Insurance fees	3,312	335	171	2,108
Other	9,759	992	572	6,242
Total expenses	4,492,692	397,478	159,189	2,480,097
Recoupment of expenses to Adviser (Note 6)	—	3,207	3,644	6
Less: Reimbursement of expenses from Adviser (Note 6)	—	(7,549)	(19,111)	(6)
Net expenses	4,492,692	393,136	143,722	2,480,097
Net investment income	707,271	175,446	411,346	166,780
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(1,771,398)	(1,564,631)	—	(1,982,873)
In-kind redemptions	24,220,968	3,005,673	—	14,057,954
Swap contracts	65,934,370	4,485,704	(11,133,244)	34,131,220
Net realized gain (loss)	88,383,940	5,926,746	(11,133,244)	46,206,301
Change in net unrealized appreciation on:
Investment securities	42,064,399	1,325,413	—	10,590,019
Swap contracts	121,756,061	3,430,907	315,570	20,170,694
Change in net unrealized appreciation	163,820,460	4,756,320	315,570	30,760,713
Net realized and unrealized gain (loss)	252,204,400	10,683,066	(10,817,674)	76,967,014
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$252,911,671	$10,858,512	$(10,406,328)	$77,133,794

The accompanying notes are an integral part of these financial statements.

121

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily Financial Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE China Bull 3X Shares
INVESTMENT INCOME:
Dividend income	$—	$27,670,862	$—	$18,357,192
Interest income	4,863,238	32,488,290	10,937,996	30,759,497
Securities lending income	—	3,642	—	2,120
Total investment income	4,863,238	60,162,794	10,937,996	49,118,809
EXPENSES:
Investment advisory fees (Note 6)	795,022	19,145,697	1,727,645	10,429,513
Interest expense	145,083	13,472,488	605,044	12,373,773
Management service fees (Note 6)	51,588	1,242,258	112,154	677,201
Licensing fees	62,592	1,507,333	200,637	1,211,214
Professional fees	24,593	166,288	24,353	91,637
Reports to shareholders	7,981	192,222	17,346	104,747
Exchange listing fees	6,161	6,161	6,161	7,856
Pricing fees	4,000	4,001	4,001	4,000
Trustees’ fees and expenses	2,207	53,200	4,799	29,053
Fund servicing fees	14,464	398,376	34,798	220,946
Insurance fees	1,462	35,218	3,178	19,198
Other	5,729	104,437	11,254	73,368
Total expenses	1,120,882	36,327,679	2,751,370	25,242,506
Recoupment of expenses to Adviser (Note 6)	—	—	9,930	—
Less: Investment advisory fees waived (Note 6)	—	(829,339)	—	—
Net expenses	1,120,882	35,498,340	2,761,300	25,242,506
Net investment income	3,742,356	24,664,454	8,176,696	23,876,303
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(72,064,139)	—	(128,845,931)
In-kind redemptions	—	206,750,867	—	213,624,641
Swap contracts	(65,256,744)	763,848,647	(111,469,707)	(73,085,656)
Net realized gain (loss)	(65,256,744)	898,535,375	(111,469,707)	11,693,054
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	31,487,401	—	21,029,348
Swap contracts	25,047,108	(510,539,502)	(70,987,946)	613,335,900
Change in net unrealized appreciation (depreciation)	25,047,108	(479,052,101)	(70,987,946)	634,365,248
Net realized and unrealized gain (loss)	(40,209,636)	419,483,274	(182,457,653)	646,058,302
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(36,467,280)	$444,147,728	$(174,280,957)	$669,934,605

The accompanying notes are an integral part of these financial statements.

122

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily Industrials Bull 3X Shares
INVESTMENT INCOME:
Dividend income	$600,260	$2,198,883	$3,308,235	$375,449
Interest income	667,972	1,745,606	6,224,832	495,215
Securities lending income	21,737	174	8,105	63
Total investment income	1,289,969	3,944,663	9,541,172	870,727
EXPENSES:
Investment advisory fees (Note 6)	245,184	1,189,173	2,826,242	271,364
Interest expense	229,976	395,489	2,333,897	282,322
Management service fees (Note 6)	15,922	77,158	183,126	17,623
Licensing fees	10,678	93,623	301,466	21,364
Professional fees	12,753	21,260	35,223	12,846
Reports to shareholders	2,462	11,936	28,349	2,724
Exchange listing fees	6,161	6,161	6,161	6,161
Pricing fees	4,000	4,001	4,000	4,000
Trustees’ fees and expenses	685	3,300	7,802	755
Fund servicing fees	1,644	21,669	57,366	3,119
Insurance fees	454	2,206	5,189	500
Other	1,336	6,472	15,286	1,479
Total expenses	531,255	1,832,448	5,804,107	624,257
Recoupment of expenses to Adviser (Note 6)	13,057	—	—	4,820
Less: Reimbursement of expenses from Adviser (Note 6)	(3,770)	—	—	(3,029)
Net expenses	540,542	1,832,448	5,804,107	626,048
Net investment income	749,427	2,112,215	3,737,065	244,679
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(932,644)	(15,969,119)	(56,376,481)	(1,787,774)
In-kind redemptions	2,443,033	6,377,937	31,242,608	3,012,563
Swap contracts	1,547,836	(17,518,050)	(152,203,498)	5,548,369
Net realized gain (loss)	3,058,225	(27,109,232)	(177,337,371)	6,773,158
Change in net unrealized appreciation (depreciation) on:
Investment securities	563,565	9,532,550	(17,438,594)	1,310,730
Swap contracts	10,156,222	3,784,724	(57,647,744)	1,442,533
Change in net unrealized appreciation (depreciation)	10,719,787	13,317,274	(75,086,338)	2,753,263
Net realized and unrealized gain (loss)	13,778,012	(13,791,958)	(252,423,709)	9,526,421
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,527,439	$(11,679,743)	$(248,686,644)	$9,771,100

The accompanying notes are an integral part of these financial statements.

123

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Mexico Bull 3X Shares
INVESTMENT INCOME:
Dividend income	$887,554	$—	$248,388	$551,544
Less: Foreign Withholding Tax	(1,093)	—	—	—
Interest income	1,241,543	802,814	3,172,993	529,466
Securities lending income	2,703	—	2,080	19,313
Total investment income	2,130,707	802,814	3,423,461	1,100,323
EXPENSES:
Investment advisory fees (Note 6)	619,087	124,735	594,825	161,241
Interest expense	354,106	23,553	537,016	165,367
Management service fees (Note 6)	40,173	8,111	38,569	10,479
Licensing fees	66,036	67,500	80,948	8,599
Professional fees	16,404	10,146	16,888	11,360
Reports to shareholders	6,216	1,253	5,968	1,619
Exchange listing fees	6,161	6,161	6,161	6,161
Pricing fees	4,000	4,000	4,000	4,000
Trustees’ fees and expenses	1,722	347	1,647	448
Fund servicing fees	9,869	—	7,548	622
Insurance fees	1,149	237	1,091	303
Other	3,443	683	3,225	1,159
Total expenses	1,128,366	246,726	1,297,886	371,358
Recoupment of expenses to Adviser (Note 6)	13,296	4,218	14,618	3,437
Less: Reimbursement of expenses from Adviser (Note 6)	(3,380)	(69,393)	(22,043)	(5,189)
Net expenses	1,138,282	181,551	1,290,461	369,606
Net investment income	992,425	621,263	2,133,000	730,717
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(3,812,334)	—	(375,099)	(879,536)
In-kind redemptions	1,602,041	—	806,319	1,942,876
Swap contracts	(10,351,578)	(5,624,614)	11,197,537	(1,988,085)
Net realized gain (loss)	(12,561,871)	(5,624,614)	11,628,757	(924,745)
Change in net unrealized appreciation (depreciation) on:
Investment securities	3,313,688	—	437,223	965,146
Swap contracts	608,264	(6,274,828)	29,505,063	14,683,007
Change in net unrealized appreciation (depreciation)	3,921,952	(6,274,828)	29,942,286	15,648,153
Net realized and unrealized gain (loss)	(8,639,919)	(11,899,442)	41,571,043	14,723,408
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,647,494)	$(11,278,179)	$43,704,043	$15,454,125

The accompanying notes are an integral part of these financial statements.

124

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily MSCI South Korea Bull 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares	Direxion Daily Real Estate Bull 3X Shares
INVESTMENT INCOME:
Dividend income	$1,591,487	$111,400	$—	$1,603,996
Interest income	2,215,892	145,456	2,187,769	988,324
Securities lending income	—	3,398	—	—
Total investment income	3,807,379	260,254	2,187,769	2,592,320
EXPENSES:
Investment advisory fees (Note 6)	808,059	87,942	378,322	503,901
Interest expense	781,378	51,564	132,406	296,774
Management service fees (Note 6)	52,383	5,715	24,561	32,702
Licensing fees	72,621	20,000	29,785	39,672
Professional fees	16,866	9,897	14,935	14,658
Reports to shareholders	8,102	883	3,799	5,060
Exchange listing fees	10,087	6,161	6,161	6,161
Pricing fees	4,000	4,000	4,000	4,000
Trustees’ fees and expenses	2,232	248	1,053	1,402
Fund servicing fees	14,521	—	6,697	7,225
Insurance fees	1,467	164	714	938
Other	4,741	469	2,199	2,779
Total expenses	1,776,457	187,043	604,632	915,272
Recoupment of expenses to Adviser (Note 6)	35,356	3,055	10,419	21,743
Less: Reimbursement of expenses from Adviser (Note 6)	(6,893)	(27,140)	(3,437)	(1,966)
Net expenses	1,804,920	162,958	611,614	935,049
Net investment income	2,002,459	97,296	1,576,155	1,657,271
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(4,758,284)	(1,420,290)	—	(935,626)
In-kind redemptions	17,807,686	1,464,869	—	4,400,171
Swap contracts	13,169,049	(1,588,218)	(12,644,097)	6,015,255
Net realized gain (loss)	26,218,451	(1,543,639)	(12,644,097)	9,479,800
Change in net unrealized appreciation (depreciation) on:
Investment securities	18,558,100	328,494	—	(5,756,524)
Swap contracts	139,759,775	1,208,182	15,065,450	(23,599,615)
Change in net unrealized appreciation (depreciation)	158,317,875	1,536,676	15,065,450	(29,356,139)
Net realized and unrealized gain (loss)	184,536,326	(6,963)	2,421,353	(19,876,339)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$186,538,785	$90,333	$3,997,508	$(18,219,068)

The accompanying notes are an integral part of these financial statements.

125

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily S&P 500® Bull 3X Shares
INVESTMENT INCOME:
Dividend income	$14,580,735	$391,654	$—	$46,764,971
Less: Foreign Withholding Tax	(59,897)	—	—	(24,573)
Interest income	10,508,868	561,267	19,448,631	70,393,440
Securities lending income	28,639	5,714	—	9,369
Total investment income	25,058,345	958,635	19,448,631	117,143,207
EXPENSES:
Investment advisory fees (Note 6)	5,253,915	290,514	3,096,012	38,313,786
Interest expense	5,523,738	288,259	954,310	26,114,941
Management service fees (Note 6)	340,801	18,850	200,902	2,485,100
Licensing fees	280,209	20,000	330,241	4,086,804
Professional fees	53,364	13,488	37,784	315,589
Reports to shareholders	52,736	2,917	31,083	384,557
Exchange listing fees	6,161	6,161	4,712	4,411
Pricing fees	4,000	4,000	4,000	4,000
Trustees’ fees and expenses	14,582	813	8,598	106,354
Fund servicing fees	105,585	2,908	70,458	1,008,630
Insurance fees	9,677	539	5,695	70,440
Other	28,595	1,587	20,683	208,564
Total expenses	11,673,363	650,036	4,764,478	73,103,176
Recoupment of expenses to Adviser (Note 6)	—	1,069	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(1,069)	—	—
Less: Investment advisory fees waived (Note 6)	—	—	—	(5,717,010)
Net expenses	11,673,363	650,036	4,764,478	67,386,166
Net investment income	13,384,982	308,599	14,684,153	49,757,041
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(77,840,944)	(4,371,919)	—	(263,994,147)
In-kind redemptions	114,119,309	3,766,180	—	475,515,890
Swap contracts	189,634,299	(1,534,086)	(173,717,660)	776,135,954
Futures contracts	—	—	—	131,420,502
Net realized gain (loss)	225,912,664	(2,139,825)	(173,717,660)	1,119,078,199
Change in net unrealized appreciation (depreciation) on:
Investment securities	(47,989,618)	2,506,992	—	409,116,764
Swap contracts	(258,177,880)	5,554,486	(91,161,680)	528,302,198
Futures contracts	—	—	—	(16,603,003)
Change in net unrealized appreciation (depreciation)	(306,167,498)	8,061,478	(91,161,680)	920,815,959
Net realized and unrealized gain (loss)	(80,254,834)	5,921,653	(264,879,340)	2,039,894,158
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(66,869,852)	$6,230,252	$(250,195,187)	$2,089,651,199

The accompanying notes are an integral part of these financial statements.

126

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily S&P 500® High Beta Bear 3X Shares	Direxion Daily S&P 500® High Beta Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily S&P Biotech Bull 3X Shares
INVESTMENT INCOME:
Dividend income	$—	$317,301	$—	$1,103,745
Less: Foreign Withholding Tax	—	(1,130)	—	—
Interest income	1,355,577	691,947	2,753,368	12,709,734
Securities lending income	—	455	—	369,183
Total investment income	1,355,577	1,008,573	2,753,368	14,182,662
EXPENSES:
Investment advisory fees (Note 6)	198,496	361,184	455,546	5,261,855
Interest expense	98,183	489,848	374,908	3,543,589
Management service fees (Note 6)	12,898	23,419	29,541	341,342
Licensing fees	21,173	38,526	48,592	561,265
Professional fees	12,609	15,178	15,872	53,630
Reports to shareholders	1,993	3,625	4,573	52,816
Exchange listing fees	6,161	6,161	4,955	5,703
Pricing fees	4,000	4,001	4,000	4,000
Trustees’ fees and expenses	550	1,002	1,261	14,605
Fund servicing fees	2,024	5,068	8,203	111,058
Insurance fees	373	660	835	9,675
Excise tax	—	388	—	—
Other	1,167	1,964	3,173	28,655
Total expenses	359,627	951,024	951,459	9,988,193
Recoupment of expenses to Adviser (Note 6)	3,170	8,014	7,177	—
Less: Reimbursement of expenses from Adviser (Note 6)	(13,186)	(11,303)	(6,703)	—
Net expenses	349,611	947,735	951,933	9,988,193
Net investment income	1,005,966	60,838	1,801,435	4,194,469
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(4,316,151)	—	(169,393,275)
In-kind redemptions	—	8,683,776	—	146,300,145
Swap contracts	(20,595,785)	2,922,356	15,067,783	(108,291,271)
Net realized gain (loss)	(20,595,785)	7,289,981	15,067,783	(131,384,401)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	6,860,184	—	85,331,258
Swap contracts	(12,891,903)	31,757,552	(41,345,172)	248,263,031
Change in net unrealized appreciation (depreciation)	(12,891,903)	38,617,736	(41,345,172)	333,594,289
Net realized and unrealized gain (loss)	(33,487,688)	45,907,717	(26,277,389)	202,209,888
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(32,481,722)	$45,968,555	$(24,475,954)	$206,404,357

The accompanying notes are an integral part of these financial statements.

127

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
INVESTMENT INCOME:
Dividend income	$—	$83,824,460	$—	$16,076,365
Less: Foreign Withholding Tax	—	(3,461,495)	—	—
Interest income	47,465,954	151,573,464	12,958,840	33,059,934
Securities lending income	—	3,385,062	—	322,142
Total investment income	47,465,954	235,321,491	12,958,840	49,458,441
EXPENSES:
Investment advisory fees (Note 6)	6,982,672	81,708,288	2,173,911	15,718,003
Interest expense	2,901,773	74,727,487	1,928,311	10,101,128
Management service fees (Note 6)	452,476	5,297,540	141,061	1,019,574
Licensing fees	279,307	3,268,332	173,913	1,257,440
Professional fees	65,683	669,103	30,127	129,478
Reports to shareholders	70,087	820,012	21,823	157,806
Exchange listing fees	3,625	3,624	5,559	4,834
Pricing fees	4,001	4,000	4,001	4,000
Trustees’ fees and expenses	19,351	226,603	6,035	43,670
Fund servicing fees	148,906	2,532,794	42,178	332,873
Insurance fees	12,837	150,181	3,998	28,912
Other	53,119	444,284	15,298	85,721
Total expenses	10,993,837	169,852,248	4,546,215	28,883,439
Less: Investment advisory fees waived (Note 6)	(144)	(17,288,877)	—	(345,761)
Net expenses	10,993,693	152,563,371	4,546,215	28,537,678
Net investment income	36,472,261	82,758,120	8,412,625	20,920,763
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(2,234,885,103)	—	(141,458,439)
In-kind redemptions	—	4,115,651,504	—	194,761,589
Swap contracts	(996,214,031)	2,300,820,679	(96,549,144)	(98,598,224)
Net realized gain (loss)	(996,214,031)	4,181,587,080	(96,549,144)	(45,295,074)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	1,224,844,051	—	93,025,244
Swap contracts	(615,377,006)	6,663,078,716	(31,220,665)	400,050,636
Change in net unrealized appreciation (depreciation)	(615,377,006)	7,887,922,767	(31,220,665)	493,075,880
Net realized and unrealized gain (loss)	(1,611,591,037)	12,069,509,847	(127,769,809)	447,780,806
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,575,118,776)	$12,152,267,967	$(119,357,184)	$468,701,569

The accompanying notes are an integral part of these financial statements.

128

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Direxion Daily Technology Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Transportation Bull 3X Shares	Direxion Daily Utilities Bull 3X Shares
INVESTMENT INCOME:
Dividend income	$—	$15,958,693	$174,685	$816,421
Less: Foreign Withholding Tax	—	(36,198)	—	—
Interest income	3,987,984	48,001,267	224,072	466,403
Securities lending income	—	6,212	315	48
Total investment income	3,987,984	63,929,974	399,072	1,282,872
EXPENSES:
Investment advisory fees (Note 6)	641,582	24,372,718	125,182	285,955
Interest expense	318,619	24,733,130	64,748	285,799
Management service fees (Note 6)	41,626	1,580,199	8,133	18,558
Licensing fees	50,497	1,918,854	20,000	22,513
Professional fees	16,865	202,613	10,983	12,507
Reports to shareholders	6,441	244,533	1,257	2,871
Exchange listing fees	6,161	10,269	6,161	6,161
Pricing fees	4,000	4,001	4,001	4,000
Trustees’ fees and expenses	1,780	67,522	350	794
Fund servicing fees	12,930	514,927	—	3,283
Insurance fees	1,196	44,774	232	532
Other	4,381	132,253	684	1,560
Total expenses	1,106,078	53,825,793	241,731	644,533
Recoupment of expenses to Adviser (Note 6)	—	—	3,237	5,938
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	(21,656)	(2,463)
Less: Investment advisory fees waived (Note 6)	—	(1,999,391)	—	—
Net expenses	1,106,078	51,826,402	223,312	648,008
Net investment income	2,881,906	12,103,572	175,760	634,864
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(131,435,581)	(1,492,975)	(1,025,169)
In-kind redemptions	—	230,319,570	1,935,295	2,107,243
Swap contracts	(57,665,479)	383,040,616	(2,007,002)	16,723,192
Net realized gain (loss)	(57,665,479)	481,924,605	(1,564,682)	17,805,266
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	582,467,568	(294,196)	1,422,062
Swap contracts	(42,853,074)	1,405,670,298	922,490	(13,343,580)
Change in net unrealized appreciation (depreciation)	(42,853,074)	1,988,137,866	628,294	(11,921,518)
Net realized and unrealized gain (loss)	(100,518,553)	2,470,062,471	(936,388)	5,883,748
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(97,636,647)	$2,482,166,043	$(760,628)	$6,518,612

The accompanying notes are an integral part of these financial statements.

129

Direxion Shares ETF Trust
Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bear 3X Shares		Direxion Daily 20+ Year Treasury Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$5,234,815	$8,521,496	$193,369,706	$165,170,888
Net realized gain (loss)	27,573,306	(84,727,793)	(752,823,441)	(481,990,690)
Change in net unrealized appreciation (depreciation)	(21,907,478)	(35,851,867)	198,523,838	747,707,057
Net increase (decrease) in net assets resulting from operations	10,900,643	(112,058,164)	(360,929,897)	430,887,255
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(5,421,314)	(9,322,553)	(194,820,204)	(160,750,393)
Total distributions	(5,421,314)	(9,322,553)	(194,820,204)	(160,750,393)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	302,022,912	2,349,060,046	3,226,985,855	12,461,286,545
Cost of shares redeemed	(317,294,708)	(2,453,063,679)	(4,219,212,857)	(8,968,495,310)
Transaction fees (Note 4)	95,188	1,572,279	985,261	2,442,361
Net increase (decrease) in net assets resulting from capital transactions	(15,176,608)	(102,431,354)	(991,241,741)	3,495,233,596
Total increase (decrease) in net assets	(9,697,279)	(223,812,071)	(1,546,991,842)	3,765,370,458
NET ASSETS:
Beginning of year	177,731,119	401,543,190	6,061,473,832	2,296,103,374
End of year	$168,033,840	$177,731,119	$4,514,481,990	$6,061,473,832
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	5,147,044	7,797,044	126,198,386	57,830,000
Shares sold	8,300,000	67,650,000	80,550,000	236,425,000
Shares repurchased	(8,500,000)	(70,300,000)	(97,800,000)	(168,056,614)
Shares outstanding, end of year	4,947,044	5,147,044	108,948,386	126,198,386

The accompanying notes are an integral part of these financial statements.

130

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily 7-10 Year Treasury Bear 3X Shares		Direxion Daily 7-10 Year Treasury Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$383,134	$663,079	$1,565,673	$1,466,477
Net realized gain (loss)	153,302	1,891,636	(2,233,937)	(1,118,015)
Change in net unrealized appreciation (depreciation)	(817,828)	(6,176,265)	3,581,361	7,999,329
Net increase (decrease) in net assets resulting from operations	(281,392)	(3,621,550)	2,913,097	8,347,791
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(406,054)	(715,511)	(1,573,124)	(1,486,393)
Total distributions	(406,054)	(715,511)	(1,573,124)	(1,486,393)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,520,412	7,143,989	29,068,677	43,372,533
Cost of shares redeemed	(9,792,203)	(17,695,600)	(32,508,232)	(41,736,665)
Transaction fees (Note 4)	2,938	5,309	9,160	10,569
Net increase (decrease) in net assets resulting from capital transactions	(4,268,853)	(10,546,302)	(3,430,395)	1,646,437
Total increase (decrease) in net assets	(4,956,299)	(14,883,363)	(2,090,422)	8,507,835
NET ASSETS:
Beginning of year	14,745,955	29,629,318	52,792,555	44,284,720
End of year	$9,789,656	$14,745,955	$50,702,133	$52,792,555
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	1,050,000	1,800,000	2,100,000	1,950,000
Shares sold	400,000	500,000	1,150,000	1,650,000
Shares repurchased	(700,000)	(1,250,000)	(1,300,000)	(1,500,000)
Shares outstanding, end of year	750,000	1,050,000	1,950,000	2,100,000

The accompanying notes are an integral part of these financial statements.

131

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Aerospace & Defense Bull 3X Shares		Direxion Daily Consumer Discretionary Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$707,271	$2,355,683	$175,446	$271,627
Net realized gain	88,383,940	65,174,203	5,926,746	7,518,574
Change in net unrealized appreciation	163,820,460	43,298,484	4,756,320	9,706,732
Net increase in net assets resulting from operations	252,911,671	110,828,370	10,858,512	17,496,933
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(21,298,295)	(2,077,148)	(186,171)	(266,362)
Return of capital	—	—	(9,556)	—
Total distributions	(21,298,295)	(2,077,148)	(195,727)	(266,362)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	155,985,037	40,869,864	2,996,796	2,383,352
Cost of shares redeemed	(179,621,757)	(118,032,980)	(13,058,908)	(21,610,377)
Transaction fees (Note 4)	46,365	24,752	2,873	4,492
Net decrease in net assets resulting from capital transactions	(23,590,355)	(77,138,364)	(10,059,239)	(19,222,533)
Total increase (decrease) in net assets	208,023,021	31,612,858	603,546	(1,991,962)
NET ASSETS:
Beginning of year	186,970,065	155,357,207	22,930,191	24,922,153
End of year	$394,993,086	$186,970,065	$23,533,737	$22,930,191
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	5,950,001	9,500,001	600,001	1,150,001
Shares sold	2,700,000	1,350,000	100,000	100,000
Shares repurchased	(3,300,000)	(4,900,000)	(250,000)	(650,000)
Shares outstanding, end of year	5,350,001	5,950,001	450,001	600,001

The accompanying notes are an integral part of these financial statements.

132

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Dow Jones Internet Bear 3X Shares[1]		Direxion Daily Dow Jones Internet Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$411,346	$949,955	$166,780	$(23,308)
Net realized gain (loss)	(11,133,244)	(22,875,904)	46,206,301	122,547,695
Change in net unrealized appreciation (depreciation)	315,570	(3,874,887)	30,760,713	16,436,559
Net increase (decrease) in net assets resulting from operations	(10,406,328)	(25,800,836)	77,133,794	138,960,946
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(442,625)	(1,078,267)	(154,537)	—
Return of capital	—	—	(237,252)	—
Total distributions	(442,625)	(1,078,267)	(391,789)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,252,505	41,575,860	12,634,569	30,848,130
Cost of shares redeemed	(9,130,215)	(34,232,422)	(78,862,921)	(153,623,373)
Transaction fees (Note 4)	2,736	10,270	19,265	32,983
Net increase (decrease) in net assets resulting from capital transactions	4,125,026	7,353,708	(66,209,087)	(122,742,260)
Total increase (decrease) in net assets	(6,723,927)	(19,525,395)	10,532,918	16,218,686
NET ASSETS:
Beginning of year	17,127,110	36,652,505	134,852,836	118,634,150
End of year	$10,403,183	$17,127,110	$145,385,754	$134,852,836
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	346,995	231,995	6,600,001	13,750,001
Shares sold	500,000	575,000	550,000	1,850,000
Shares repurchased	(250,215)	(460,000)	(2,750,000)	(9,000,000)
Shares outstanding, end of year	596,780	346,995	4,400,001	6,600,001

[1]	Effective November 4, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

133

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Financial Bear 3X Shares[1]		Direxion Daily Financial Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$3,742,356	$6,460,140	$24,664,454	$26,909,433
Net realized gain (loss)	(65,256,744)	(99,496,728)	898,535,375	856,150,641
Change in net unrealized appreciation (depreciation)	25,047,108	(56,008,541)	(479,052,101)	1,094,151,753
Net increase (decrease) in net assets resulting from operations	(36,467,280)	(149,045,129)	444,147,728	1,977,211,827
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(3,973,001)	(6,527,992)	(24,082,233)	(29,119,868)
Total distributions	(3,973,001)	(6,527,992)	(24,082,233)	(29,119,868)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	355,710,291	1,300,328,127	1,969,543,540	1,245,752,570
Cost of shares redeemed	(312,155,117)	(1,184,411,043)	(2,289,247,027)	(2,252,694,744)
Transaction fees (Note 4)	93,642	355,324	609,684	535,777
Net increase (decrease) in net assets resulting from capital transactions	43,648,816	116,272,408	(319,093,803)	(1,006,406,397)
Total increase (decrease) in net assets	3,208,535	(39,300,713)	100,971,692	941,685,562
NET ASSETS:
Beginning of year	128,316,186	167,616,899	2,374,110,197	1,432,424,635
End of year	$131,524,721	$128,316,186	$2,475,081,889	$2,374,110,197
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	1,745,335	775,335	17,149,289	26,799,289
Shares sold	7,000,000	10,185,000	11,950,000	13,050,000
Shares repurchased	(5,765,342)	(9,215,000)	(13,700,000)	(22,700,000)
Shares outstanding, end of year	2,979,993	1,745,335	15,399,289	17,149,289

[1]	Effective September 29, 2025, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

134

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily FTSE China Bear 3X Shares[1]		Direxion Daily FTSE China Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$8,176,696	$6,108,210	$23,876,303	$22,756,675
Net realized gain (loss)	(111,469,707)	(100,693,444)	11,693,054	(9,619,915)
Change in net unrealized appreciation (depreciation)	(70,987,946)	6,661,370	634,365,248	(64,464,717)
Net increase (decrease) in net assets resulting from operations	(174,280,957)	(87,923,864)	669,934,605	(51,327,957)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(8,199,014)	(5,609,445)	(25,870,732)	(21,768,257)
Return of capital	—	—	(2,879,095)	—
Total distributions	(8,199,014)	(5,609,445)	(28,749,827)	(21,768,257)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,236,610,413	1,293,303,648	185,777,928	2,579,332,385
Cost of shares redeemed	(1,004,548,093)	(1,139,625,705)	(1,904,530,350)	(1,132,836,355)
Transaction fees (Note 4)	301,333	341,887	747,575	14,490,359
Net increase (decrease) in net assets resulting from capital transactions	232,363,653	154,019,830	(1,718,004,847)	1,460,986,389
Total increase (decrease) in net assets	49,883,682	60,486,521	(1,076,820,069)	1,387,890,175
NET ASSETS:
Beginning of year	184,483,062	123,996,541	2,015,945,807	628,055,632
End of year	$234,366,744	$184,483,062	$939,125,738	$2,015,945,807
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	2,501,367	513,867	61,092,767	25,042,767
Shares sold	30,900,000	10,320,000	5,850,000	84,050,000
Shares repurchased	(23,391,430)	(8,332,500)	(47,150,000)	(48,000,000)
Shares outstanding, end of year	10,009,937	2,501,367	19,792,767	61,092,767

[1]	Effective November 4, 2024, the Fund had a 1:20 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:20 stock split.
The accompanying notes are an integral part of these financial statements.

135

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily FTSE Europe Bull 3X Shares		Direxion Daily Healthcare Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$749,427	$640,156	$2,112,215	$2,172,749
Net realized gain (loss)	3,058,225	6,185,685	(27,109,232)	5,377,132
Change in net unrealized appreciation (depreciation)	10,719,787	2,844,458	13,317,274	63,996,255
Net increase (decrease) in net assets resulting from operations	14,527,439	9,670,299	(11,679,743)	71,546,136
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(762,109)	(699,054)	(1,880,143)	(2,549,412)
Return of capital	(5,819)	—	—	(2,143)
Total distributions	(767,928)	(699,054)	(1,880,143)	(2,551,555)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	34,932,753	4,085,054	129,362,497	11,362,108
Cost of shares redeemed	(37,561,297)	(8,715,207)	(86,424,872)	(80,544,553)
Transaction fees (Note 4)	8,855	1,998	23,346	19,070
Net increase (decrease) in net assets resulting from capital transactions	(2,619,689)	(4,628,155)	42,960,971	(69,163,375)
Total increase (decrease) in net assets	11,139,822	4,343,090	29,401,085	(168,794)
NET ASSETS:
Beginning of year	21,858,858	17,515,768	153,896,151	154,064,945
End of year	$32,998,680	$21,858,858	$183,297,236	$153,896,151
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	900,001	1,100,001	1,350,008	1,950,008
Shares sold	1,250,000	150,000	1,600,000	100,000
Shares repurchased	(1,250,000)	(350,000)	(950,000)	(700,000)
Shares outstanding, end of year	900,001	900,001	2,000,008	1,350,008

The accompanying notes are an integral part of these financial statements.

136

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Homebuilders & Supplies Bull 3X Shares		Direxion Daily Industrials Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$3,737,065	$1,365,901	$244,679	$344,964
Net realized gain (loss)	(177,337,371)	217,739,079	6,773,158	7,539,342
Change in net unrealized appreciation (depreciation)	(75,086,338)	59,300,635	2,753,263	14,446,912
Net increase (decrease) in net assets resulting from operations	(248,686,644)	278,405,615	9,771,100	22,331,218
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(3,905,558)	(1,197,408)	(2,195,188)	(331,010)
Return of capital	(7,997)	—	—	—
Total distributions	(3,913,555)	(1,197,408)	(2,195,188)	(331,010)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,002,070,402	236,073,974	6,205,608	13,931,367
Cost of shares redeemed	(472,472,996)	(334,550,672)	(12,926,326)	(18,667,117)
Transaction fees (Note 4)	109,982	68,545	2,585	3,734
Net increase (decrease) in net assets resulting from capital transactions	529,707,388	(98,408,153)	(6,718,133)	(4,732,016)
Total increase in net assets	277,107,189	178,800,054	857,779	17,268,192
NET ASSETS:
Beginning of year	328,359,188	149,559,134	37,009,964	19,741,772
End of year	$605,466,377	$328,359,188	$37,867,743	$37,009,964
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	2,550,000	3,400,000	600,001	700,001
Shares sold	13,450,000	2,000,000	100,000	300,000
Shares repurchased	(5,700,000)	(2,850,000)	(200,000)	(400,000)
Shares outstanding, end of year	10,300,000	2,550,000	500,001	600,001

The accompanying notes are an integral part of these financial statements.

137

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Mid Cap Bull 3X Shares		Direxion Daily MSCI Emerging Markets Bear 3X Shares[1]
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$992,425	$1,026,649	$621,263	$823,979
Net realized gain (loss)	(12,561,871)	12,400,838	(5,624,614)	(7,688,934)
Change in net unrealized appreciation (depreciation)	3,921,952	21,357,253	(6,274,828)	(4,222,853)
Net increase (decrease) in net assets resulting from operations	(7,647,494)	34,784,740	(11,278,179)	(11,087,808)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(986,221)	(1,139,996)	(620,822)	(876,879)
Return of capital	(7,150)	—	—	—
Total distributions	(993,371)	(1,139,996)	(620,822)	(876,879)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	43,915,541	158,173,809	40,763,981	25,497,054
Cost of shares redeemed	(46,460,042)	(149,058,478)	(31,891,427)	(24,931,937)
Transaction fees (Note 4)	12,957	37,987	9,566	7,480
Net increase (decrease) in net assets resulting from capital transactions	(2,531,544)	9,153,318	8,882,120	572,597
Total increase (decrease) in net assets	(11,172,409)	42,798,062	(3,016,881)	(11,392,090)
NET ASSETS:
Beginning of year	82,371,295	39,573,233	16,790,972	28,183,062
End of year	$71,198,886	$82,371,295	$13,774,091	$16,790,972
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	1,550,132	1,400,132	209,523	184,523
Shares sold	850,000	3,150,000	705,000	240,000
Shares repurchased	(950,000)	(3,000,000)	(530,084)	(215,000)
Shares outstanding, end of year	1,450,132	1,550,132	384,439	209,523

[1]	Effective September 29, 2025, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

138

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSCI Emerging Markets Bull 3X Shares		Direxion Daily MSCI Mexico Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$2,133,000	$2,979,031	$730,717	$536,961
Net realized gain (loss)	11,628,757	4,414,925	(924,745)	(5,764,550)
Change in net unrealized appreciation (depreciation)	29,942,286	26,408,297	15,648,153	(4,031,027)
Net increase (decrease) in net assets resulting from operations	43,704,043	33,802,253	15,454,125	(9,258,616)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(2,229,310)	(3,081,697)	(783,139)	(491,027)
Return of capital	—	—	(26,251)	—
Total distributions	(2,229,310)	(3,081,697)	(809,390)	(491,027)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	44,037,969	49,600,858	17,249,877	37,515,556
Cost of shares redeemed	(50,021,254)	(62,657,346)	(36,935,486)	(13,468,682)
Transaction fees (Note 4)	12,204	14,824	7,905	3,342
Net increase (decrease) in net assets resulting from capital transactions	(5,971,081)	(13,041,664)	(19,677,704)	24,050,216
Total increase (decrease) in net assets	35,503,652	17,678,892	(5,032,969)	14,300,573
NET ASSETS:
Beginning of year	82,706,447	65,027,555	24,839,820	10,539,247
End of year	$ 118,210,099	$82,706,447	$19,806,851	$24,839,820
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	2,431,598	2,881,598	2,066,025	566,025
Shares sold	1,200,000	1,550,000	1,500,000	2,250,000
Shares repurchased	(1,500,000)	(2,000,000)	(2,650,000)	(750,000)
Shares outstanding, end of year	2,131,598	2,431,598	916,025	2,066,025

The accompanying notes are an integral part of these financial statements.

139

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSCI South Korea Bull 3X Shares[1]		Direxion Daily Pharmaceutical & Medical Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$2,002,459	$959,553	$97,296	$216,209
Net realized gain (loss)	26,218,451	4,484,121	(1,543,639)	133,597
Change in net unrealized appreciation	158,317,875	230,282	1,536,676	7,091,853
Net increase in net assets resulting from operations	186,538,785	5,673,956	90,333	7,441,659
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(2,065,447)	(970,525)	(107,317)	(221,030)
Return of capital	(46,735)	—	—	—
Total distributions	(2,112,182)	(970,525)	(107,317)	(221,030)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	155,020,212	79,679,151	6,526,405	11,773,287
Cost of shares redeemed	(156,575,554)	(52,751,531)	(9,318,520)	(12,404,588)
Transaction fees (Note 4)	34,592	12,120	2,020	2,700
Net increase (decrease) in net assets resulting from capital transactions	(1,520,750)	26,939,740	(2,790,095)	(628,601)
Total increase (decrease) in net assets	182,905,853	31,643,171	(2,807,079)	6,592,028
NET ASSETS:
Beginning of year	57,696,147	26,052,976	14,772,235	8,180,207
End of year	$240,602,000	$57,696,147	$11,965,156	$14,772,235
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	1,035,000	475,000	1,650,001	1,600,001
Shares sold	2,905,000	1,200,000	1,200,000	1,700,000
Shares repurchased	(2,610,076)	(640,000)	(1,500,000)	(1,650,000)
Shares outstanding, end of year	1,329,924	1,035,000	1,350,001	1,650,001

[1]	Effective February 10, 2025, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

140

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Real Estate Bear 3X Shares		Direxion Daily Real Estate Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$1,576,155	$3,538,315	$1,657,271	$2,138,367
Net realized gain (loss)	(12,644,097)	(47,746,100)	9,479,800	2,625,106
Change in net unrealized appreciation (depreciation)	15,065,450	(48,922,997)	(29,356,139)	43,667,147
Net increase (decrease) in net assets resulting from operations	3,997,508	(93,130,782)	(18,219,068)	48,430,620
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,783,069)	(3,854,456)	(1,375,769)	(1,897,536)
Return of capital	—	—	(136,053)	(104,343)
Total distributions	(1,783,069)	(3,854,456)	(1,511,822)	(2,001,879)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,697,950	334,872,148	25,588,634	55,846,289
Cost of shares redeemed	(33,506,698)	(323,587,303)	(47,404,823)	(50,377,351)
Transaction fees (Note 4)	10,052	97,076	10,497	10,992
Net increase (decrease) in net assets resulting from capital transactions	(24,798,696)	11,381,921	(21,805,692)	5,479,930
Total increase (decrease) in net assets	(22,584,257)	(85,603,317)	(41,536,582)	51,908,671
NET ASSETS:
Beginning of year	66,357,493	151,960,810	96,619,988	44,711,317
End of year	$43,773,236	$66,357,493	$55,083,406	$96,619,988
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	2,584,045	2,334,045	8,100,000	7,300,000
Shares sold	350,000	8,000,000	2,700,000	5,950,000
Shares repurchased	(1,250,000)	(7,750,000)	(4,550,000)	(5,150,000)
Shares outstanding, end of year	1,684,045	2,584,045	6,250,000	8,100,000

The accompanying notes are an integral part of these financial statements.

141

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Regional Banks Bull 3X Shares		Direxion Daily Retail Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$13,384,982	$18,469,771	$308,599	$667,000
Net realized gain (loss)	225,912,664	343,059,316	(2,139,825)	19,505,410
Change in net unrealized appreciation (depreciation)	(306,167,498)	369,631,528	8,061,478	6,868,023
Net increase (decrease) in net assets resulting from operations	(66,869,852)	731,160,615	6,230,252	27,040,433
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(12,995,321)	(18,854,004)	(334,722)	(698,835)
Return of capital	—	—	(32,400)	—
Total distributions	(12,995,321)	(18,854,004)	(367,122)	(698,835)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,015,168,394	937,670,554	25,954,024	34,649,148
Cost of shares redeemed	(895,535,798)	(1,335,137,365)	(43,471,205)	(59,193,535)
Transaction fees (Note 4)	203,305	293,603	11,519	13,827
Net increase (decrease) in net assets resulting from capital transactions	119,835,901	(397,173,208)	(17,505,662)	(24,530,560)
Total increase (decrease) in net assets	39,970,728	315,133,403	(11,642,532)	1,811,038
NET ASSETS:
Beginning of year	762,914,032	447,780,629	40,765,257	38,954,219
End of year	$802,884,760	$762,914,032	$29,122,725	$40,765,257
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	6,973,935	9,973,935	4,871,105	7,621,105
Shares sold	11,300,000	12,950,000	3,600,000	4,100,000
Shares repurchased	(8,450,000)	(15,950,000)	(4,900,000)	(6,850,000)
Shares outstanding, end of year	9,823,935	6,973,935	3,571,105	4,871,105

The accompanying notes are an integral part of these financial statements.

142

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P 500® Bear 3X Shares[1]		Direxion Daily S&P 500® Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$14,684,153	$25,344,974	$49,757,041	$40,687,561
Net realized gain (loss)	(173,717,660)	(351,457,650)	1,119,078,199	1,639,702,297
Change in net unrealized appreciation (depreciation)	(91,161,680)	(150,052,216)	920,815,959	1,221,622,789
Net increase (decrease) in net assets resulting from operations	(250,195,187)	(476,164,892)	2,089,651,199	2,902,012,647
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(14,948,245)	(26,415,736)	(50,861,159)	(39,739,010)
Total distributions	(14,948,245)	(26,415,736)	(50,861,159)	(39,739,010)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,351,677,755	2,080,772,133	7,138,211,637	8,725,894,453
Cost of shares redeemed	(1,143,381,050)	(1,768,756,462)	(8,009,639,674)	(9,309,585,771)
Transaction fees (Note 4)	343,009	1,326,302	2,127,879	2,837,580
Net increase (decrease) in net assets resulting from capital transactions	208,639,714	313,341,973	(869,300,158)	(580,853,738)
Total increase (decrease) in net assets	(56,503,718)	(189,238,655)	1,169,489,882	2,281,419,899
NET ASSETS:
Beginning of year	501,716,748	690,955,403	4,906,704,891	2,625,284,992
End of year	$445,213,030	$501,716,748	$6,076,194,773	$4,906,704,891
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	7,277,692	4,077,692	31,150,002	36,400,002
Shares sold	24,645,000	21,190,000	44,800,000	74,600,000
Shares repurchased	(19,405,440)	(17,990,000)	(48,850,000)	(79,850,000)
Shares outstanding, end of year	12,517,252	7,277,692	27,100,002	31,150,002

[1]	Effective September 29, 2025, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

143

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P 500® High Beta Bear 3X Shares		Direxion Daily S&P 500® High Beta Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$1,005,966	$1,609,897	$60,838	$681,610
Net realized gain (loss)	(20,595,785)	(20,736,858)	7,289,981	34,108,089
Change in net unrealized appreciation (depreciation)	(12,891,903)	(20,988,628)	38,617,736	17,133,141
Net increase (decrease) in net assets resulting from operations	(32,481,722)	(40,115,589)	45,968,555	51,922,840
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(980,052)	(1,760,835)	(253,568)	(684,425)
Total distributions	(980,052)	(1,760,835)	(253,568)	(684,425)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	94,402,813	71,603,904	50,400,785	27,106,274
Cost of shares redeemed	(60,580,094)	(61,523,668)	(74,710,089)	(98,444,169)
Transaction fees (Note 4)	18,174	18,457	18,618	22,138
Net increase (decrease) in net assets resulting from capital transactions	33,840,893	10,098,693	(24,290,686)	(71,315,757)
Total increase (decrease) in net assets	379,119	(31,777,731)	21,424,301	(20,077,342)
NET ASSETS:
Beginning of year	29,841,317	61,619,048	39,105,615	59,182,957
End of year	$30,220,436	$29,841,317	$60,529,916	$39,105,615
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	1,425,454	1,025,454	964,370	2,814,370
Shares sold	8,400,000	2,600,000	1,800,000	700,000
Shares repurchased	(4,350,000)	(2,200,000)	(1,850,000)	(2,550,000)
Shares outstanding, end of year	5,475,454	1,425,454	914,370	964,370

The accompanying notes are an integral part of these financial statements.

144

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P Biotech Bear 3X Shares[1]		Direxion Daily S&P Biotech Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$1,801,435	$4,474,520	$4,194,469	$2,687,049
Net realized gain (loss)	15,067,783	(46,441,054)	(131,384,401)	405,246,921
Change in net unrealized appreciation (depreciation)	(41,345,172)	(17,914,515)	333,594,289	430,346,652
Net increase (decrease) in net assets resulting from operations	(24,475,954)	(59,881,049)	206,404,357	838,280,622
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,799,540)	(4,302,906)	(4,028,978)	(4,277,465)
Return of capital	—	—	—	(1,053,048)
Total distributions	(1,799,540)	(4,302,906)	(4,028,978)	(5,330,513)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	649,812,505	1,021,935,854	1,103,013,386	1,568,713,191
Cost of shares redeemed	(625,757,018)	(942,123,153)	(1,389,164,625)	(2,192,242,411)
Transaction fees (Note 4)	187,725	282,637	330,886	501,573
Net increase (decrease) in net assets resulting from capital transactions	24,243,212	80,095,338	(285,820,353)	(623,027,647)
Total increase (decrease) in net assets	(2,032,282)	15,911,383	(83,444,974)	209,922,462
NET ASSETS:
Beginning of year	77,835,733	61,924,350	887,427,379	677,504,917
End of year	$75,803,451	$77,835,733	$803,982,405	$887,427,379
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	1,261,602	231,602	7,424,486	12,445,580
Shares sold	10,955,000	12,785,000	15,950,000	13,985,000
Shares repurchased	(9,510,122)	(11,755,000)	(17,250,000)	(19,006,094)
Shares outstanding, end of year	2,706,480	1,261,602	6,124,486	7,424,486

[1]	Effective September 29, 2025, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

145

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Semiconductor Bear 3X Shares		Direxion Daily Semiconductor Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$36,472,261	$38,158,402	$82,758,120	$80,266,131
Net realized gain (loss)	(996,214,031)	(952,672,495)	4,181,587,080	5,954,291,958
Change in net unrealized appreciation (depreciation)	(615,377,006)	(111,617,494)	7,887,922,767	538,143,503
Net increase (decrease) in net assets resulting from operations	(1,575,118,776)	(1,026,131,587)	12,152,267,967	6,572,701,592
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(33,058,208)	(38,472,872)	(96,576,367)	(76,014,041)
Total distributions	(33,058,208)	(38,472,872)	(96,576,367)	(76,014,041)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,130,810,382	8,057,514,286	18,088,343,855	25,562,714,730
Cost of shares redeemed	(7,157,876,937)	(6,848,285,720)	(26,410,156,422)	(27,548,978,143)
Transaction fees (Note 4)	2,147,363	3,079,340	6,110,520	7,043,432
Net increase (decrease) in net assets resulting from capital transactions	1,975,080,808	1,212,307,906	(8,315,702,047)	(1,979,219,981)
Total increase in net assets	366,903,824	147,703,447	3,739,989,553	4,517,467,570
NET ASSETS:
Beginning of year	857,809,148	710,105,701	9,927,017,716	5,409,550,146
End of year	$1,224,712,972	$857,809,148	$13,667,007,269	$9,927,017,716
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	37,086,522	5,242,344	331,650,060	362,550,060
Shares sold	851,300,000	245,680,000	1,013,700,000	703,950,000
Shares repurchased	(520,150,000)	(213,835,822)	(1,059,450,000)	(734,850,000)
Shares outstanding, end of year	368,236,522	37,086,522	285,900,060	331,650,060

The accompanying notes are an integral part of these financial statements.

146

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Small Cap Bear 3X Shares		Direxion Daily Small Cap Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$8,412,625	$15,497,432	$20,920,763	$26,063,611
Net realized gain (loss)	(96,549,144)	(206,762,166)	(45,295,074)	561,345,294
Change in net unrealized appreciation (depreciation)	(31,220,665)	(93,150,575)	493,075,880	612,634,156
Net increase (decrease) in net assets resulting from operations	(119,357,184)	(284,415,309)	468,701,569	1,200,043,061
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(8,683,587)	(15,633,570)	(27,201,564)	(24,512,275)
Return of capital	—	—	(1,245,439)	—
Total distributions	(8,683,587)	(15,633,570)	(28,447,003)	(24,512,275)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,343,020,031	4,956,622,532	2,922,684,620	8,692,020,177
Cost of shares redeemed	(1,231,447,791)	(4,642,261,009)	(3,479,262,822)	(8,983,594,745)
Transaction fees (Note 4)	369,434	1,392,678	919,495	2,440,243
Net increase (decrease) in net assets resulting from capital transactions	111,941,674	315,754,201	(555,658,707)	(289,134,325)
Total increase (decrease) in net assets	(16,099,097)	15,705,322	(115,404,141)	886,396,461
NET ASSETS:
Beginning of year	344,247,181	328,541,859	2,158,997,560	1,272,601,099
End of year	$328,148,084	$344,247,181	$2,043,593,419	$2,158,997,560
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	24,372,797	8,622,797	51,700,002	55,900,002
Shares sold	119,800,000	251,150,000	79,600,000	234,650,000
Shares repurchased	(101,650,000)	(235,400,000)	(87,550,000)	(238,850,000)
Shares outstanding, end of year	42,522,797	24,372,797	43,750,002	51,700,002

The accompanying notes are an integral part of these financial statements.

147

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Technology Bear 3X Shares[1]		Direxion Daily Technology Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$2,881,906	$4,629,283	$12,103,572	$11,931,572
Net realized gain (loss)	(57,665,479)	(93,687,980)	481,924,605	1,125,093,884
Change in net unrealized appreciation (depreciation)	(42,853,074)	(1,329,015)	1,988,137,866	738,176,319
Net increase (decrease) in net assets resulting from operations	(97,636,647)	(90,387,712)	2,482,166,043	1,875,201,775
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(2,796,074)	(4,898,417)	(17,186,694)	(11,519,235)
Total distributions	(2,796,074)	(4,898,417)	(17,186,694)	(11,519,235)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	369,311,437	1,353,262,080	1,095,480,126	3,339,904,681
Cost of shares redeemed	(276,665,101)	(1,271,502,400)	(1,869,698,012)	(4,136,493,265)
Transaction fees (Note 4)	82,985	381,449	492,485	958,422
Net increase (decrease) in net assets resulting from capital transactions	92,729,321	82,141,129	(773,725,401)	(795,630,162)
Total increase (decrease) in net assets	(7,703,400)	(13,145,000)	1,691,253,948	1,068,052,378
NET ASSETS:
Beginning of year	101,355,214	114,500,214	3,083,013,112	2,014,960,734
End of year	$93,651,814	$101,355,214	$4,774,267,060	$3,083,013,112
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	1,825,026	710,026	37,650,000	47,550,000
Shares sold	10,535,000	16,115,000	13,800,000	47,350,000
Shares repurchased	(6,420,924)	(15,000,000)	(19,050,000)	(57,250,000)
Shares outstanding, end of year	5,939,102	1,825,026	32,400,000	37,650,000

[1]	Effective November 4, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

148

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Transportation Bull 3X Shares		Direxion Daily Utilities Bull 3X Shares
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$175,760	$353,344	$634,864	$939,627
Net realized gain (loss)	(1,564,682)	6,134,094	17,805,266	11,316,701
Change in net unrealized appreciation (depreciation)	628,294	6,707,483	(11,921,518)	25,163,378
Net increase (decrease) in net assets resulting from operations	(760,628)	13,194,921	6,518,612	37,419,706
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(182,165)	(367,458)	(622,214)	(1,032,613)
Return of capital	(42)	—	—	—
Total distributions	(182,207)	(367,458)	(622,214)	(1,032,613)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,900,559	6,686,797	23,752,084	61,115,484
Cost of shares redeemed	(14,150,174)	(15,701,082)	(50,219,088)	(80,071,150)
Transaction fees (Note 4)	3,217	3,141	12,884	16,773
Net decrease in net assets resulting from capital transactions	(6,246,398)	(9,011,144)	(26,454,120)	(18,938,893)
Total increase (decrease) in net assets	(7,189,233)	3,816,319	(20,557,722)	17,448,200
NET ASSETS:
Beginning of year	21,240,551	17,424,232	55,279,905	37,831,705
End of year	$14,051,318	$21,240,551	$34,722,183	$55,279,905
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year	650,001	900,001	1,450,001	2,100,001
Shares sold	350,000	250,000	650,000	2,300,000
Shares repurchased	(500,000)	(500,000)	(1,350,000)	(2,950,000)
Shares outstanding, end of year	500,001	650,001	750,001	1,450,001

The accompanying notes are an integral part of these financial statements.

149

Direxion Shares ETF Trust
Financial Highlights
October 31, 2025

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year	Total Return[5]	Net Assets, End of Year (,000)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily 20+ Year Treasury Bear 3X Shares
For the Year Ended October 31, 2025	$34.53	$1.06	$(0.53)	$0.53	$(1.09)	$—	$—	$(1.09)	$33.97	1.32%	$168,034	1.38%	1.38%	2.85%	0.88%	0.88%	3.35%	0%
For the Year Ended October 31, 2024	51.50	1.25	(16.74)	(15.49)	(1.48)	—	—	(1.48)	34.53	−29.79%	177,731	1.39%	1.39%	3.78%	0.86%	0.86%	4.31%	0%
For the Year Ended October 31, 2023	39.81	0.95	11.61	12.56	(0.87)	—	—	(0.87)	51.50	33.09%	401,543	1.52%	1.52%	3.05%	0.87%	0.87%	3.70%	0%
For the Year Ended October 31, 2022	14.33	0.01	25.47	25.48	—	—	—	—	39.81	177.78%	688,650	1.01%	1.01%	0.06%	0.88%	0.88%	0.19%	0%
For the Year Ended October 31, 2021	13.95	(0.14)	0.52	0.38	—	—	—	—	14.33	2.74%	325,333	0.88%	0.88%	(0.86)%	0.88%	0.88%	(0.86)%	0%
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Year Ended October 31, 2025	48.03	1.53	(6.54)	(5.01)	(1.58)	—	—	(1.58)	41.44	−10.28%	4,514,482	0.83%	0.94%	3.75%	0.76%	0.87%	3.82%	142%
For the Year Ended October 31, 2024	39.70	1.74	8.28	10.02	(1.69)	—	—	(1.69)	48.03	24.58%	6,061,474	0.96%	1.11%	3.23%	0.71%	0.86%	3.48%	172%
For the Year Ended October 31, 2023	70.10	2.23	(30.84)	(28.61)	(1.79)	—	—	(1.79)	39.70	−41.97%	2,296,103	0.92%	0.92%	3.31%	0.89%	0.89%	3.34%	119%
For the Year Ended October 31, 2022	281.00	1.40	(211.50)	(210.10)	(0.80)	—	—	(0.80)	70.10	−74.89%	437,185	0.91%	0.91%	0.92%	0.90%	0.90%	0.93%	8%
For the Year Ended October 31, 2021	358.10	0.30	(70.10)	(69.80)	(0.30)	(6.90)	(0.10)	(7.30)	281.00	−19.90%	359,735	0.88%	0.88%	0.11%	0.88%	0.88%	0.11%	33%
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Year Ended October 31, 2025	14.04	0.45	(0.95)	(0.50)	(0.49)	—	—	(0.49)	13.05	−3.66%	9,790	1.05%	1.17%	3.23%	0.95%	1.07%	3.33%	0%
For the Year Ended October 31, 2024	16.46	0.55	(2.32)	(1.77)	(0.65)	—	—	(0.65)	14.04	−10.51%	14,746	1.33%	1.40%	3.95%	0.95%	1.02%	4.33%	0%
For the Year Ended October 31, 2023	14.21	0.44	2.22	2.66	(0.41)	—	—	(0.41)	16.46	19.45%	29,629	1.29%	1.29%	3.30%	0.95%	0.95%	3.64%	0%
For the Year Ended October 31, 2022	8.71	(0.00)[9]	5.50	5.50	—	—	—	—	14.21	63.15%	56,135	1.01%	0.99%	0.04%	0.95%	0.93%	0.10%	0%
For the Year Ended October 31, 2021	8.10	(0.08)	0.69	0.61	—	—	—	—	8.71	7.53%	29,623	0.95%	1.12%	(0.93)%	0.95%	1.12%	(0.93)%	0%
Direxion Daily 7-10 Year Treasury Bull 3X Shares
For the Year Ended October 31, 2025	25.14	0.75	0.85	1.60	(0.74)	—	—	(0.74)	26.00	6.58%	50,702	1.01%	0.96%	3.03%	0.95%	0.90%	3.09%	0%
For the Year Ended October 31, 2024	22.71	0.80	2.42	3.22	(0.79)	—	—	(0.79)	25.14	13.93%	52,793	1.07%	1.02%	3.04%	0.95%	0.90%	3.16%	42%
For the Year Ended October 31, 2023	28.57	0.73	(5.96)	(5.23)	(0.63)	—	—	(0.63)	22.71	−18.77%	44,285	0.98%	0.98%	2.54%	0.95%	0.95%	2.57%	55%
For the Year Ended October 31, 2022	51.86	0.20	(23.49)	(23.29)	—	—	—	—	28.57	−44.91%	24,282	0.96%	1.01%	0.48%	0.95%	1.00%	0.49%	0%
For the Year Ended October 31, 2021	65.11	(0.22)	(7.29)	(7.51)	—	(5.18)	(0.56)	(5.74)	51.86	−12.64%	23,339	0.95%	1.06%	(0.40)%	0.95%	1.06%	(0.40)%	6%
Direxion Daily Aerospace & Defense Bull 3X Shares
For the Year Ended October 31, 2025	31.42	0.13	46.08	46.21	(0.23)	(3.57)	—	(3.80)	73.83	165.58%	394,993	1.86%	1.86%	0.30%	0.92%	0.92%	1.24%	90%
For the Year Ended October 31, 2024	16.35	0.36	15.03	15.39	(0.32)	—	—	(0.32)	31.42	94.57%	186,970	1.41%	1.41%	1.38%	0.92%	0.92%	1.87%	52%
For the Year Ended October 31, 2023	18.12	0.24	(1.79)	(1.55)	(0.22)	—	—	(0.22)	16.35	−8.70%	155,357	1.21%	1.21%	1.23%	0.93%	0.93%	1.51%	32%
For the Year Ended October 31, 2022	20.58	0.04	(2.12)	(2.08)	(0.04)	(0.34)	—	(0.38)	18.12	−10.07%	194,780	0.98%	0.97%	0.19%	0.94%	0.93%	0.23%	77%
For the Year Ended October 31, 2021	8.87	(0.03)	11.75	11.72	(0.01)	—	—	(0.01)	20.58	132.19%	280,890	0.96%	0.93%	(0.17)%	0.95%	0.92%	(0.16)%	64%
Direxion Daily Consumer Discretionary Bull 3X Shares
For the Year Ended October 31, 2025	38.22	0.33	14.13	14.46	(0.36)	—	(0.02)	(0.38)	52.30	38.05%	23,534	1.62%	1.64%	0.72%	0.95%	0.97%	1.39%	63%
For the Year Ended October 31, 2024	21.67	0.32	16.56	16.88	(0.33)	—	—	(0.33)	38.22	78.00%	22,930	1.17%	1.18%	0.98%	0.95%	0.96%	1.20%	72%
For the Year Ended October 31, 2023	23.48	0.15	(1.87)	(1.72)	(0.09)	—	—	(0.09)	21.67	−7.37%	24,922	1.47%	1.50%	0.60%	0.95%	0.98%	1.12%	99%
For the Year Ended October 31, 2022	92.11	(0.12)	(68.51)	(68.63)	—	—	—	—	23.48	−74.51%	24,653	1.03%	1.06%	(0.25)%	0.95%	0.98%	(0.17)%	149%
For the Year Ended October 31, 2021	36.13	(0.33)	56.31	55.98	—	—	—	—	92.11	154.94%	55,264	0.96%	0.99%	(0.54)%	0.95%	0.98%	(0.53)%	18%

The accompanying notes are an integral part of these financial statements.

150

Direxion Shares ETF Trust
Financial Highlights
October 31, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year	Total Return[5]	Net Assets, End of Year (,000)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily Dow Jones Internet Bear 3X Shares[11]
For the Year Ended October 31, 2025	$49.36	$0.97	$(31.89)	$(30.92)	$(1.01)	$—	$—	$(1.01)	$17.43	−63.35%	$10,403	1.21%	1.34%	3.46%	0.95%	1.08%	3.72%	0%
For the Year Ended October 31, 2024	158.00	3.44	(107.99)	(104.55)	(4.09)	—	—	(4.09)	49.36	−66.86%	17,127	1.07%	1.14%	4.77%	0.95%	1.02%	4.89%	0%
For the Year Ended October 31, 2023	382.20	6.90	(224.90)	(218.00)	(6.20)	—	—	(6.20)	158.00	−57.09%	36,653	1.44%	1.46%	3.50%	0.95%	0.97%	3.99%	0%
For the Year Ended October 31, 2022	143.90	1.70	236.70	238.40	(0.10)	—	—	(0.10)	382.20	165.69%	56,183	1.06%	1.11%	0.49%	0.95%	1.00%	0.60%	0%
For the Year Ended October 31, 2021	442.30	(1.80)	(296.60)	(298.40)	—	—	—	—	143.90	−67.47%	4,604	0.95%	1.56%	(0.93)%	0.95%	1.56%	(0.93)%	0%
Direxion Daily Dow Jones Internet Bull 3X Shares
For the Year Ended October 31, 2025	20.43	0.03	12.65	12.68	(0.03)	—	(0.04)	(0.07)	33.04	62.15%	145,386	1.63%	1.63%	0.11%	0.93%	0.93%	0.81%	60%
For the Year Ended October 31, 2024	8.63	—	11.80	11.80	—	—	—	—	20.43	136.73%	134,853	1.80%	1.78%	(0.02)%	0.94%	0.92%	0.84%	61%
For the Year Ended October 31, 2023	7.21	(0.00)[9]	1.42	1.42	(0.00)[9]	—	—	(0.00)[9]	8.63	19.70%	118,634	1.70%	1.68%	(0.04)%	0.95%	0.93%	0.71%	110%
For the Year Ended October 31, 2022	86.93	(0.07)	(76.60)	(76.67)	—	(3.05)	—	(3.05)	7.21	−91.32%	103,100	0.98%	0.99%	(0.39)%	0.95%	0.96%	(0.36)%	55%
For the Year Ended October 31, 2021	45.47	(0.62)	42.08	41.46	—	—	—	—	86.93	91.18%	99,968	0.96%	0.96%	(0.81)%	0.95%	0.95%	(0.80)%	65%
Direxion Daily Financial Bear 3X Shares[13]
For the Year Ended October 31, 2025	73.50	1.79	(28.94)	(27.15)	(2.21)	—	—	(2.21)	44.14	−37.34%	131,525	1.06%	1.06%	3.53%	0.92%	0.92%	3.67%	0%
For the Year Ended October 31, 2024	216.20	5.00	(142.60)	(137.60)	(5.10)	—	—	(5.10)	73.50	−64.30%	128,316	1.05%	1.05%	4.81%	0.91%	0.91%	4.95%	0%
For the Year Ended October 31, 2023	205.00	6.10	11.00	17.10	(5.90)	—	—	(5.90)	216.20	8.57%	167,617	1.35%	1.33%	3.25%	0.93%	0.91%	3.67%	0%
For the Year Ended October 31, 2022	183.30	0.10	21.60	21.70	—	—	—	—	205.00	11.84%	190,690	1.04%	1.01%	0.05%	0.95%	0.92%	0.14%	0%
For the Year Ended October 31, 2021	1,180.00	(3.30)	(993.40)	(996.70)	—	—	—	—	183.30	−84.47%	130,234	0.95%	0.92%	(0.93)%	0.95%	0.92%	(0.93)%	0%
Direxion Daily Financial Bull 3X Shares
For the Year Ended October 31, 2025	138.44	1.56	22.26	23.82	(1.53)	—	—	(1.53)	160.73	17.19%	2,475,082	1.39%	1.43%	0.96%	0.86%	0.90%	1.49%	66%
For the Year Ended October 31, 2024	53.45	1.24	85.08	86.32	(1.33)	—	—	(1.33)	138.44	162.48%	2,374,110	1.57%	1.59%	1.23%	0.87%	0.89%	1.93%	19%
For the Year Ended October 31, 2023	73.63	1.25	(20.02)	(18.77)	(1.41)	—	—	(1.41)	53.45	−25.79%	1,432,425	1.12%	1.13%	1.85%	0.89%	0.90%	2.08%	80%
For the Year Ended October 31, 2022	144.45	0.81	(70.93)	(70.12)	(0.70)	—	—	(0.70)	73.63	−48.61%	1,892,223	0.89%	0.93%	0.82%	0.87%	0.91%	0.84%	109%
For the Year Ended October 31, 2021	33.61	0.52	110.82	111.34	(0.50)	—	—	(0.50)	144.45	332.26%	3,582,160	0.86%	0.91%	0.56%	0.85%	0.90%	0.57%	70%
Direxion Daily FTSE China Bear 3X Shares[10]
For the Year Ended October 31, 2025	73.75	1.25	(50.13)	(48.88)	(1.46)	—	—	(1.46)	23.41	−67.12%	234,367	1.20%	1.19%	3.55%	0.94%	0.93%	3.81%	0%
For the Year Ended October 31, 2024	241.40	6.23	(165.22)	(158.99)	(8.66)	—	—	(8.66)	73.75	−67.92%	184,483	1.34%	1.32%	4.19%	0.95%	0.93%	4.58%	0%
For the Year Ended October 31, 2023	763.20	6.80	(522.00)	(515.20)	(6.60)	—	—	(6.60)	241.40	−67.40%	123,997	1.58%	1.58%	3.29%	0.95%	0.95%	3.92%	0%
For the Year Ended October 31, 2022	337.20	0.40	425.60	426.00	—	—	—	—	763.20	126.33%	168,948	1.06%	1.06%	0.09%	0.95%	0.95%	0.20%	0%
For the Year Ended October 31, 2021	418.20	(2.80)	(78.20)	(81.00)	—	—	—	—	337.20	−19.37%	66,230	0.95%	0.98%	(0.93)%	0.95%	0.98%	(0.93)%	0%
Direxion Daily FTSE China Bull 3X Shares
For the Year Ended October 31, 2025	33.00	0.63	14.50	15.13	(0.61)	—	(0.07)	(0.68)	47.45	46.60%	939,126	1.82%	1.82%	1.72%	0.93%	0.93%	2.61%	147%
For the Year Ended October 31, 2024	25.08	0.54	7.97	8.51	(0.59)	—	—	(0.59)	33.00	35.26%	2,015,946	1.53%	1.53%	2.32%	0.92%	0.92%	2.93%	274%
For the Year Ended October 31, 2023	19.95	0.86	5.21	6.07	(0.94)	—	—	(0.94)	25.08	28.74%	628,056	1.15%	1.14%	2.23%	0.95%	0.94%	2.43%	126%
For the Year Ended October 31, 2022	223.80	0.70	(204.20)	(203.50)	(0.35)	—	—	(0.35)	19.95	−91.06%	217,357	0.97%	0.97%	0.78%	0.95%	0.95%	0.80%	102%
For the Year Ended October 31, 2021	335.60	0.60	(109.60)	(109.00)	(2.80)	—	—	(2.80)	223.80	−32.82%	482,288	0.95%	0.93%	0.17%	0.95%	0.93%	0.17%	50%

The accompanying notes are an integral part of these financial statements.

151

Direxion Shares ETF Trust
Financial Highlights
October 31, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year	Total Return[5]	Net Assets, End of Year (,000)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily FTSE Europe Bull 3X Shares
For the Year Ended October 31, 2025	$24.29	$0.69	$12.34	$13.03	$(0.64)	$—	$(0.01)	$(0.65)	$36.67	54.49%	$32,999	1.65%	1.62%	2.30%	0.95%	0.92%	3.00%	41%
For the Year Ended October 31, 2024	15.92	0.66	8.42	9.08	(0.71)	—	—	(0.71)	24.29	56.86%	21,859	1.41%	1.41%	2.68%	0.95%	0.95%	3.14%	0%
For the Year Ended October 31, 2023	12.83	0.48	3.11	3.59	(0.50)	—	—	(0.50)	15.92	27.29%	17,516	1.48%	1.48%	2.36%	0.95%	0.95%	2.89%	15%
For the Year Ended October 31, 2022	38.34	0.28	(25.53)	(25.25)	(0.26)	—	—	(0.26)	12.83	−66.00%	17,965	0.98%	0.99%	1.16%	0.95%	0.96%	1.19%	0%
For the Year Ended October 31, 2021	14.48	0.15	23.85	24.00	(0.14)	—	—	(0.14)	38.34	165.99%	47,924	0.96%	0.93%	0.45%	0.95%	0.92%	0.46%	51%
Direxion Daily Healthcare Bull 3X Shares
For the Year Ended October 31, 2025	114.00	1.20	(22.47)	(21.27)	(1.08)	—	—	(1.08)	91.65	−18.60%	183,297	1.16%	1.16%	1.33%	0.91%	0.91%	1.58%	1%
For the Year Ended October 31, 2024	79.01	1.30	35.22	36.52	(1.53)	—	(0.00)[9]	(1.53)	114.00	46.26%	153,896	1.49%	1.49%	1.14%	0.90%	0.90%	1.73%	23%
For the Year Ended October 31, 2023	108.91	1.76	(30.04)	(28.28)	(1.62)	—	—	(1.62)	79.01	−26.23%	154,065	1.02%	1.01%	1.74%	0.92%	0.91%	1.84%	18%
For the Year Ended October 31, 2022	123.96	0.40	(15.12)	(14.72)	(0.33)	—	—	(0.33)	108.91	−11.85%	196,030	0.98%	0.96%	0.35%	0.95%	0.93%	0.38%	16%
For the Year Ended October 31, 2021	55.70	(0.04)	68.31	68.27	(0.01)	—	—	(0.01)	123.96	122.57%	254,116	0.96%	0.94%	(0.05)%	0.95%	0.93%	(0.04)%	2%
Direxion Daily Homebuilders & Supplies Bull 3X Shares
For the Year Ended October 31, 2025	128.77	0.71	(69.93)	(69.22)	(0.77)	—	(0.00)[9]	(0.77)	58.78	−53.80%	605,466	1.54%	1.54%	0.99%	0.92%	0.92%	1.61%	63%
For the Year Ended October 31, 2024	43.99	0.53	84.76	85.29	(0.51)	—	—	(0.51)	128.77	193.80%	328,359	1.95%	1.95%	0.46%	0.91%	0.91%	1.50%	70%
For the Year Ended October 31, 2023	26.23	0.14	17.82	17.96	(0.20)	—	—	(0.20)	43.99	68.45%	149,559	2.10%	2.10%	0.28%	0.93%	0.93%	1.45%	108%
For the Year Ended October 31, 2022	83.28	(0.01)	(57.04)	(57.05)	—	—	—	—	26.23	−68.50%	131,145	0.97%	0.97%	(0.01)%	0.93%	0.93%	0.03%	98%
For the Year Ended October 31, 2021	39.58	(0.25)	43.95	43.70	—	—	—	—	83.28	110.41%	383,075	0.96%	0.94%	(0.37)%	0.94%	0.92%	(0.35)%	95%
Direxion Daily Industrials Bull 3X Shares
For the Year Ended October 31, 2025	61.68	0.43	17.31	17.74	(0.46)	(3.22)	—	(3.68)	75.74	30.04%	37,868	1.73%	1.73%	0.68%	0.95%	0.95%	1.46%	44%
For the Year Ended October 31, 2024	28.20	0.53	33.44	33.97	(0.49)	—	—	(0.49)	61.68	120.91%	37,010	1.56%	1.56%	1.07%	0.95%	0.95%	1.68%	20%
For the Year Ended October 31, 2023	29.04	0.50	(0.83)	(0.33)	(0.51)	—	—	(0.51)	28.20	−1.42%	19,742	1.26%	1.30%	1.47%	0.95%	0.99%	1.78%	21%
For the Year Ended October 31, 2022	45.37	0.12	(16.33)	(16.21)	(0.12)	—	—	(0.12)	29.04	−35.71%	18,873	0.97%	1.01%	0.33%	0.95%	0.99%	0.35%	20%
For the Year Ended October 31, 2021	18.48	(0.00)[9]	26.96	26.96	(0.03)	(0.04)	—	(0.07)	45.37	146.14%	63,520	0.96%	0.96%	(0.01)%	0.95%	0.95%	—%	3%
Direxion Daily Mid Cap Bull 3X Shares
For the Year Ended October 31, 2025	53.14	0.59	(4.04)	(3.45)	(0.59)	—	(0.00)[9]	(0.59)	49.10	−6.44%	71,199	1.38%	1.37%	1.20%	0.95%	0.94%	1.63%	48%
For the Year Ended October 31, 2024	28.26	0.63	24.97	25.60	(0.72)	—	—	(0.72)	53.14	90.91%	82,371	1.43%	1.41%	1.32%	0.95%	0.93%	1.80%	129%
For the Year Ended October 31, 2023	36.77	0.53	(8.65)	(8.12)	(0.39)	—	—	(0.39)	28.26	−22.31%	39,573	1.23%	1.24%	1.39%	0.95%	0.96%	1.67%	17%
For the Year Ended October 31, 2022	67.09	0.15	(30.47)	(30.32)	—	—	—	—	36.77	−45.19%	47,801	0.98%	0.99%	0.31%	0.95%	0.96%	0.34%	54%
For the Year Ended October 31, 2021	22.89	(0.08)	44.29	44.21	(0.01)	—	—	(0.01)	67.09	193.19%	90,584	0.96%	0.95%	(0.14)%	0.95%	0.94%	(0.13)%	33%
Direxion Daily MSCI Emerging Markets Bear 3X Shares[13]
For the Year Ended October 31, 2025	80.10	2.44	(44.26)	(41.82)	(2.45)	—	—	(2.45)	35.83	−53.44%	13,774	1.09%	1.48%	3.74%	0.95%	1.34%	3.88%	0%
For the Year Ended October 31, 2024	152.70	4.40	(72.20)	(67.80)	(4.80)	—	—	(4.80)	80.10	−44.83%	16,791	1.18%	1.52%	4.32%	0.95%	1.29%	4.55%	0%
For the Year Ended October 31, 2023	209.50	4.40	(57.10)	(52.70)	(4.10)	—	—	(4.10)	152.70	−24.78%	28,183	1.41%	1.61%	3.36%	0.95%	1.15%	3.82%	0%
For the Year Ended October 31, 2022	90.30	(0.00)[9]	119.20	119.20	—	—	—	—	209.50	132.00%	56,453	1.10%	1.23%	—%	0.95%	1.08%	0.15%	0%
For the Year Ended October 31, 2021	172.50	(0.80)	(81.40)	(82.20)	—	—	—	—	90.30	−47.65%	26,590	0.95%	1.17%	(0.93)%	0.95%	1.17%	(0.93)%	0%

The accompanying notes are an integral part of these financial statements.

152

Direxion Shares ETF Trust
Financial Highlights
October 31, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year	Total Return[5]	Net Assets, End of Year (,000)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily MSCI Emerging Markets Bull 3X Shares
For the Year Ended October 31, 2025	$34.01	$0.97	$21.49	$22.46	$(1.01)	$—	$—	$(1.01)	$55.46	67.62%	$118,210	1.63%	1.64%	2.69%	0.95%	0.96%	3.37%	347%
For the Year Ended October 31, 2024	22.57	1.10	11.49	12.59	(1.15)	—	—	(1.15)	34.01	56.23%	82,706	1.45%	1.41%	3.56%	0.95%	0.91%	4.06%	220%
For the Year Ended October 31, 2023	21.64	1.11	0.75	1.86	(0.93)	—	—	(0.93)	22.57	7.70%	65,028	1.15%	1.17%	3.66%	0.95%	0.97%	3.86%	320%
For the Year Ended October 31, 2022	81.27	0.37	(60.00)	(59.63)	—	—	—	—	21.64	−73.37%	49,367	0.96%	0.97%	0.74%	0.95%	0.96%	0.75%	262%
For the Year Ended October 31, 2021	59.82	(0.15)	21.73	21.58	(0.09)	—	(0.04)	(0.13)	81.27	36.04%	169,181	0.96%	0.94%	(0.16)%	0.95%	0.93%	(0.15)%	87%
Direxion Daily MSCI Mexico Bull 3X Shares
For the Year Ended October 31, 2025	12.02	0.47	9.62	10.09	(0.47)	—	(0.02)	(0.49)	21.62	87.18%	19,807	1.72%	1.73%	3.40%	0.95%	0.96%	4.17%	75%
For the Year Ended October 31, 2024	18.62	0.56	(6.58)	(6.02)	(0.58)	—	—	(0.58)	12.02	−33.99%	24,840	1.22%	1.25%	2.79%	0.95%	0.98%	3.06%	56%
For the Year Ended October 31, 2023	17.49	0.47	1.10	1.57	(0.44)	—	—	(0.44)	18.62	8.49%	10,539	2.12%	2.20%	1.88%	0.95%	1.03%	3.05%	71%
For the Year Ended October 31, 2022	16.62	0.21	0.83	1.04	(0.17)	—	—	(0.17)	17.49	6.35%	11,650	0.98%	1.09%	1.27%	0.95%	1.06%	1.30%	25%
For the Year Ended October 31, 2021	6.40	(0.01)	10.27	10.26	(0.04)	—	—	(0.04)	16.62	160.49%	15,225	0.96%	0.99%	(0.04)%	0.95%	0.98%	(0.03)%	180%
Direxion Daily MSCI South Korea Bull 3X Shares[12]
For the Year Ended October 31, 2025	55.70	1.10	125.01	126.11	(0.88)	—	(0.02)	(0.90)	180.91	231.64%	240,602	1.68%	1.65%	1.85%	0.95%	0.92%	2.58%	81%
For the Year Ended October 31, 2024	54.80	1.90	1.20	3.10	(2.20)	—	—	(2.20)	55.70	4.21%	57,696	1.34%	1.35%	2.45%	0.95%	0.96%	2.84%	82%
For the Year Ended October 31, 2023	60.00	1.40	(5.30)	(3.90)	(1.30)	—	—	(1.30)	54.80	−7.30%	26,053	1.32%	1.37%	1.67%	0.95%	1.00%	2.04%	73%
For the Year Ended October 31, 2022	261.20	1.10	(200.40)	(199.30)	(1.40)	—	(0.50)	(1.90)	60.00	−76.86%	20,094	0.96%	1.01%	0.78%	0.95%	1.00%	0.79%	27%
For the Year Ended October 31, 2021	166.60	(2.70)	97.30	94.60	(0.00)[9]	—	—	(0.00)[9]	261.20	56.80%	47,022	0.96%	0.97%	(0.73)%	0.95%	0.96%	(0.72)%	97%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
For the Year Ended October 31, 2025	8.95	0.06	(0.08)	(0.02)	(0.07)	—	—	(0.07)	8.86	0.01%	11,965	1.39%	1.60%	0.83%	0.95%	1.16%	1.27%	88%
For the Year Ended October 31, 2024	5.11	0.11	3.85	3.96	(0.12)	—	—	(0.12)	8.95	77.94%	14,772	1.29%	1.46%	1.53%	0.95%	1.12%	1.87%	67%
For the Year Ended October 31, 2023	10.16	0.13	(5.04)	(4.91)	(0.14)	—	—	(0.14)	5.11	−48.91%	8,180	1.06%	1.37%	1.54%	0.95%	1.26%	1.65%	51%
For the Year Ended October 31, 2022	18.11	0.03	(7.95)	(7.92)	(0.03)	—	—	(0.03)	10.16	−43.75%	11,173	0.98%	1.11%	0.25%	0.95%	1.08%	0.28%	189%
For the Year Ended October 31, 2021	15.76	(0.09)	2.44	2.35	—	—	—	—	18.11	14.91%	31,693	0.95%	1.07%	(0.39)%	0.95%	1.07%	(0.39)%	115%
Direxion Daily Real Estate Bear 3X Shares
For the Year Ended October 31, 2025	25.68	0.82	0.42	1.24	(0.93)	—	—	(0.93)	25.99	4.85%	43,773	1.21%	1.20%	3.13%	0.95%	0.94%	3.39%	0%
For the Year Ended October 31, 2024	65.11	1.37	(39.29)	(37.92)	(1.51)	—	—	(1.51)	25.68	−58.72%	66,357	1.58%	1.54%	3.84%	0.95%	0.91%	4.47%	0%
For the Year Ended October 31, 2023	60.71	1.62	4.40	6.02	(1.62)	—	—	(1.62)	65.11	10.65%	151,961	1.44%	1.40%	3.24%	0.95%	0.91%	3.73%	0%
For the Year Ended October 31, 2022	41.07	0.37	19.27	19.64	—	—	—	—	60.71	47.82%	205,433	1.01%	1.03%	0.75%	0.95%	0.97%	0.81%	0%
For the Year Ended October 31, 2021	153.40	(0.64)	(111.69)	(112.33)	—	—	—	—	41.07	−73.23%	19,926	0.95%	1.17%	(0.93)%	0.95%	1.17%	(0.93)%	0%
Direxion Daily Real Estate Bull 3X Shares
For the Year Ended October 31, 2025	11.93	0.25	(3.14)	(2.89)	(0.21)	—	(0.02)	(0.23)	8.81	−24.37%	55,083	1.39%	1.36%	2.47%	0.95%	0.92%	2.91%	15%
For the Year Ended October 31, 2024	6.12	0.27	5.79	6.06	(0.24)	—	(0.01)	(0.25)	11.93	99.78%	96,620	1.38%	1.34%	2.75%	0.95%	0.91%	3.18%	48%
For the Year Ended October 31, 2023	9.85	0.29	(3.77)	(3.48)	(0.25)	—	(0.00)[9]	(0.25)	6.12	−36.09%	44,711	1.15%	1.15%	3.09%	0.95%	0.95%	3.29%	45%
For the Year Ended October 31, 2022	26.14	0.25	(15.16)	(14.91)	(0.25)	(1.13)	—	(1.38)	9.85	−60.04%	47,268	0.98%	0.97%	1.24%	0.95%	0.94%	1.27%	84%
For the Year Ended October 31, 2021	9.03	0.22	17.08	17.30	(0.19)	—	—	(0.19)	26.14	192.60%	147,704	0.96%	0.94%	1.18%	0.95%	0.93%	1.19%	20%

The accompanying notes are an integral part of these financial statements.

153

Direxion Shares ETF Trust
Financial Highlights
October 31, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year	Total Return[5]	Net Assets, End of Year (,000)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily Regional Banks Bull 3X Shares
For the Year Ended October 31, 2025	$109.40	$1.89	$(27.77)	$(25.88)	$(1.79)	$—	$—	$(1.79)	$81.73	−23.85%	$802,885	1.67%	1.67%	1.91%	0.88%	0.88%	2.70%	152%
For the Year Ended October 31, 2024	44.90	2.03	64.40	66.43	(1.93)	—	—	(1.93)	109.40	149.84%	762,914	1.43%	1.43%	2.52%	0.87%	0.87%	3.08%	138%
For the Year Ended October 31, 2023	299.30	1.88	(254.52)	(252.64)	(1.76)	—	—	(1.76)	44.90	−84.66%	447,781	1.38%	1.38%	2.67%	0.90%	0.90%	3.15%	149%
For the Year Ended October 31, 2022	510.20	3.70	(211.00)	(207.30)	(3.60)	—	—	(3.60)	299.30	−40.71%	212,433	0.93%	0.93%	0.94%	0.89%	0.89%	0.98%	138%
For the Year Ended October 31, 2021	131.90	2.80	378.30	381.10	(2.80)	—	—	(2.80)	510.20	290.09%	441,276	0.91%	0.89%	0.70%	0.90%	0.88%	0.71%	147%
Direxion Daily Retail Bull 3X Shares
For the Year Ended October 31, 2025	8.37	0.07	(0.21)	(0.14)	(0.06)	—	(0.01)	(0.07)	8.16	−1.61%	29,123	1.67%	1.67%	0.80%	0.93%	0.93%	1.54%	71%
For the Year Ended October 31, 2024	5.11	0.11	3.27	3.38	(0.12)	—	—	(0.12)	8.37	65.88%	40,765	1.48%	1.48%	1.32%	0.92%	0.92%	1.88%	67%
For the Year Ended October 31, 2023	8.14	0.11	(3.03)	(2.92)	(0.11)	—	—	(0.11)	5.11	−36.13%	38,954	1.21%	1.20%	1.54%	0.93%	0.92%	1.82%	146%
For the Year Ended October 31, 2022	41.95	0.13	(33.83)	(33.70)	(0.11)	—	—	(0.11)	8.14	−80.48%	51,020	0.98%	0.95%	0.74%	0.95%	0.92%	0.77%	83%
For the Year Ended October 31, 2021	8.58	(0.09)	33.46	33.37	(0.00)[9]	—	—	(0.00)[9]	41.95	389.07%	128,839	0.97%	0.92%	(0.24)%	0.95%	0.90%	(0.22)%	112%
Direxion Daily S&P 500® Bear 3X Shares[13]
For the Year Ended October 31, 2025	68.90	1.85	(33.13)	(31.28)	(2.05)	—	—	(2.05)	35.57	−46.43%	445,213	1.15%	1.15%	3.56%	0.92%	0.92%	3.79%	0%
For the Year Ended October 31, 2024	169.40	4.20	(100.30)	(96.10)	(4.40)	—	—	(4.40)	68.90	−57.19%	501,717	1.03%	1.03%	4.62%	0.91%	0.91%	4.74%	0%
For the Year Ended October 31, 2023	226.60	5.80	(57.50)	(51.70)	(5.50)	—	—	(5.50)	169.40	−22.66%	690,955	1.17%	1.15%	3.49%	0.94%	0.92%	3.72%	0%
For the Year Ended October 31, 2022	187.80	0.40	38.40	38.80	—	—	—	—	226.60	20.66%	887,711	1.08%	1.06%	0.20%	0.95%	0.93%	0.33%	0%
For the Year Ended October 31, 2021	610.00	(2.70)	(419.50)	(422.20)	—	—	—	—	187.80	−69.21%	388,357	0.95%	0.92%	(0.92)%	0.95%	0.92%	(0.92)%	0%
Direxion Daily S&P 500® Bull 3X Shares
For the Year Ended October 31, 2025	157.52	1.67	66.69	68.36	(1.67)	—	—	(1.67)	224.21	43.75%	6,076,195	1.32%	1.43%	0.98%	0.81%	0.92%	1.49%	71%
For the Year Ended October 31, 2024	72.12	1.25	85.38	86.63	(1.23)	—	—	(1.23)	157.52	120.50%	4,906,705	1.57%	1.67%	0.98%	0.81%	0.91%	1.74%	29%
For the Year Ended October 31, 2023	65.97	0.87	6.12	6.99	(0.84)	—	—	(0.84)	72.12	10.54%	2,625,285	1.31%	1.35%	1.10%	0.88%	0.92%	1.53%	65%
For the Year Ended October 31, 2022	130.30	0.22	(64.36)	(64.14)	(0.19)	—	—	(0.19)	65.97	−49.27%	2,546,628	0.91%	0.96%	0.23%	0.88%	0.93%	0.26%	113%
For the Year Ended October 31, 2021	48.08	0.13	82.25	82.38	(0.16)	—	—	(0.16)	130.30	171.57%	3,348,750	0.91%	0.93%	0.14%	0.90%	0.92%	0.15%	28%
Direxion Daily S&P 500® High Beta Bear 3X Shares
For the Year Ended October 31, 2025	20.93	0.43	(15.32)	(14.89)	(0.52)	—	—	(0.52)	5.52	−72.63%	30,220	1.32%	1.36%	3.80%	0.95%	0.99%	4.17%	0%
For the Year Ended October 31, 2024	60.09	1.17	(39.13)	(37.96)	(1.20)	—	—	(1.20)	20.93	−63.40%	29,841	1.22%	1.24%	4.45%	0.95%	0.97%	4.72%	0%
For the Year Ended October 31, 2023	86.20	1.75	(26.40)	(24.65)	(1.46)	—	—	(1.46)	60.09	−28.08%	61,619	1.44%	1.45%	3.46%	0.95%	0.96%	3.95%	0%
For the Year Ended October 31, 2022	90.60	0.10	(4.50)	(4.40)	—	—	—	—	86.20	−4.86%	66,428	1.14%	1.17%	0.13%	0.95%	0.98%	0.32%	0%
For the Year Ended October 31, 2021	1,010.00	(1.50)	(917.90)	(919.40)	—	—	—	—	90.60	−91.03%	23,626	0.95%	1.03%	(0.93)%	0.95%	1.03%	(0.93)%	0%
Direxion Daily S&P 500® High Beta Bull 3X Shares
For the Year Ended October 31, 2025	40.55	0.05	25.78	25.83	(0.18)	—	—	(0.18)	66.20	64.05%	60,530	1.97%	1.98%	0.12%	0.95%	0.96%	1.14%	165%
For the Year Ended October 31, 2024	21.03	0.46	19.52	19.98	(0.46)	—	—	(0.46)	40.55	94.90%	39,106	1.31%	1.30%	1.17%	0.95%	0.94%	1.53%	112%
For the Year Ended October 31, 2023	25.51	0.18	(4.48)	(4.30)	(0.18)	—	—	(0.18)	21.03	−17.09%	59,183	1.42%	1.43%	0.60%	0.95%	0.96%	1.07%	147%
For the Year Ended October 31, 2022	75.48	(0.07)	(49.90)	(49.97)	—	—	—	—	25.51	−66.20%	69,235	1.01%	1.01%	(0.16)%	0.95%	0.95%	(0.10)%	144%
For the Year Ended October 31, 2021	14.43	(0.01)	61.10	61.09	(0.04)	—	—	(0.04)	75.48	423.32%	110,529	0.96%	0.97%	(0.02)%	0.95%	0.96%	(0.01)%	151%

The accompanying notes are an integral part of these financial statements.

154

Direxion Shares ETF Trust
Financial Highlights
October 31, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year	Total Return[5]	Net Assets, End of Year (,000)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily S&P Biotech Bear 3X Shares[13]
For the Year Ended October 31, 2025	$61.70	$1.75	$(33.00)	$(31.25)	$(2.44)	$—	$—	$(2.44)	$28.01	−52.92%	$75,803	1.57%	1.57%	2.96%	0.95%	0.95%	3.58%	0%
For the Year Ended October 31, 2024	267.40	3.10	(205.80)	(202.70)	(3.00)	—	—	(3.00)	61.70	−76.03%	77,836	1.38%	1.36%	4.13%	0.95%	0.93%	4.56%	0%
For the Year Ended October 31, 2023	201.80	5.10	66.50	71.60	(6.00)	—	—	(6.00)	267.40	37.01%	61,924	1.61%	1.60%	3.18%	0.95%	0.94%	3.84%	0%
For the Year Ended October 31, 2022	213.30	1.70	(13.20)	(11.50)	—	—	—	—	201.80	−5.39%	189,975	1.02%	1.03%	0.63%	0.95%	0.96%	0.70%	0%
For the Year Ended October 31, 2021	545.10	(2.00)	(329.80)	(331.80)	—	—	—	—	213.30	−60.87%	47,267	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
Direxion Daily S&P Biotech Bull 3X Shares
For the Year Ended October 31, 2025	119.53	0.46	11.71	12.17	(0.43)	—	—	(0.43)	131.27	10.53%	803,982	1.43%	1.43%	0.59%	0.92%	0.92%	1.10%	107%
For the Year Ended October 31, 2024	54.44	0.29	65.32	65.61	(0.42)	—	(0.10)	(0.52)	119.53	120.56%	887,427	1.79%	1.79%	0.25%	0.91%	0.91%	1.13%	179%
For the Year Ended October 31, 2023	148.40	0.77	(94.52)	(93.75)	(0.21)	—	—	(0.21)	54.44	−63.25%	677,505	1.26%	1.26%	0.68%	0.92%	0.92%	1.02%	83%
For the Year Ended October 31, 2022	1,065.00	(1.20)	(915.40)	(916.60)	—	—	—	—	148.40	−86.07%	1,159,847	1.09%	1.09%	(0.51)%	0.94%	0.94%	(0.36)%	148%
For the Year Ended October 31, 2021	1,070.40	(11.40)	6.00	(5.40)	—	—	—	—	1,065.00	−0.50%	772,796	0.95%	0.93%	(0.82)%	0.94%	0.92%	(0.81)%	169%
Direxion Daily Semiconductor Bear 3X Shares
For the Year Ended October 31, 2025	23.13	0.34	(19.54)	(19.20)	(0.60)	—	—	(0.60)	3.33	−85.04%	1,224,713	1.18%	1.18%	3.92%	0.87%	0.87%	4.23%	0%
For the Year Ended October 31, 2024	135.50	1.51	(112.26)	(110.75)	(1.62)	—	—	(1.62)	23.13	−82.13%	857,809	1.14%	1.14%	4.76%	0.86%	0.86%	5.04%	0%
For the Year Ended October 31, 2023	595.50	6.20	(460.80)	(454.60)	(5.40)	—	—	(5.40)	135.50	−76.38%	710,106	1.13%	1.13%	4.05%	0.88%	0.88%	4.30%	0%
For the Year Ended October 31, 2022	575.00	2.00	18.50	20.50	—	—	—	—	595.50	3.57%	590,971	1.09%	1.08%	0.41%	0.89%	0.88%	0.61%	0%
For the Year Ended October 31, 2021	3,749.00	(8.00)	(3,166.00)	(3,174.00)	—	—	—	—	575.00	−84.66%	145,418	0.95%	0.91%	(0.93)%	0.95%	0.91%	(0.93)%	0%
Direxion Daily Semiconductor Bull 3X Shares
For the Year Ended October 31, 2025	29.93	0.18	17.91	18.09	(0.22)	—	—	(0.22)	47.80	61.13%	13,667,007	1.40%	1.56%	0.76%	0.71%	0.87%	1.45%	250%
For the Year Ended October 31, 2024	14.92	0.30	15.02	15.32	(0.31)	—	—	(0.31)	29.93	102.08%	9,927,018	1.38%	1.62%	0.80%	0.62%	0.86%	1.56%	145%
For the Year Ended October 31, 2023	8.89	0.13	6.03	6.16	(0.13)	—	—	(0.13)	14.92	69.26%	5,409,550	1.51%	1.67%	0.78%	0.72%	0.88%	1.57%	97%
For the Year Ended October 31, 2022	47.62	0.12	(38.77)	(38.65)	(0.08)	—	—	(0.08)	8.89	−81.24%	3,474,072	0.85%	0.97%	0.51%	0.77%	0.89%	0.59%	241%
For the Year Ended October 31, 2021	16.59	(0.00)[9]	31.05	31.05	(0.02)	—	—	(0.02)	47.62	187.22%	4,155,099	0.83%	0.90%	(0.01)%	0.82%	0.89%	—%	170%
Direxion Daily Small Cap Bear 3X Shares
For the Year Ended October 31, 2025	14.12	0.33	(6.30)	(5.97)	(0.43)	—	—	(0.43)	7.72	−43.51%	328,148	1.57%	1.57%	2.90%	0.90%	0.90%	3.57%	0%
For the Year Ended October 31, 2024	38.10	0.70	(23.95)	(23.25)	(0.73)	—	—	(0.73)	14.12	−61.41%	344,247	1.29%	1.29%	4.03%	0.90%	0.90%	4.42%	0%
For the Year Ended October 31, 2023	32.33	0.99	5.76	6.75	(0.98)	—	—	(0.98)	38.10	21.75%	328,542	1.30%	1.30%	3.45%	0.90%	0.90%	3.85%	0%
For the Year Ended October 31, 2022	26.89	0.01	5.43	5.44	—	—	—	—	32.33	20.23%	547,165	0.99%	0.99%	0.04%	0.91%	0.91%	0.12%	0%
For the Year Ended October 31, 2021	124.40	(0.33)	(97.18)	(97.51)	—	—	—	—	26.89	−78.38%	504,783	0.94%	0.90%	(0.91)%	0.94%	0.90%	(0.91)%	0%
Direxion Daily Small Cap Bull 3X Shares
For the Year Ended October 31, 2025	41.76	0.38	5.07	5.45	(0.48)	—	(0.02)	(0.50)	46.71	13.36%	2,043,593	1.36%	1.38%	1.00%	0.88%	0.90%	1.48%	188%
For the Year Ended October 31, 2024	22.77	0.46	18.96	19.42	(0.43)	—	—	(0.43)	41.76	85.49%	2,158,998	1.27%	1.29%	1.19%	0.87%	0.89%	1.59%	222%
For the Year Ended October 31, 2023	38.28	0.48	(15.61)	(15.13)	(0.38)	—	—	(0.38)	22.77	−39.82%	1,272,601	1.24%	1.24%	1.43%	0.91%	0.91%	1.76%	102%
For the Year Ended October 31, 2022	93.14	0.11	(54.92)	(54.81)	(0.05)	—	—	(0.05)	38.28	−58.86%	1,217,463	0.94%	0.94%	0.22%	0.91%	0.91%	0.25%	114%
For the Year Ended October 31, 2021	32.03	(0.23)	61.35	61.12	(0.01)	—	—	(0.01)	93.14	190.83%	1,499,519	0.91%	0.91%	(0.28)%	0.90%	0.90%	(0.27)%	62%

The accompanying notes are an integral part of these financial statements.

155

Direxion Shares ETF Trust
Financial Highlights
October 31, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year	Total Return[5]	Net Assets, End of Year (,000)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily Technology Bear 3X Shares[11]
For the Year Ended October 31, 2025	$55.54	$1.07	$(39.55)	$(38.48)	$(1.29)	$—	$—	$(1.29)	$15.77	−70.61%	$93,652	1.29%	1.29%	3.37%	0.92%	0.92%	3.74%	0%
For the Year Ended October 31, 2024	161.30	3.10	(105.61)	(102.51)	(3.25)	—	—	(3.25)	55.54	−63.99%	101,355	1.10%	1.10%	4.35%	0.91%	0.91%	4.54%	0%
For the Year Ended October 31, 2023	419.80	7.80	(260.10)	(252.30)	(6.20)	—	—	(6.20)	161.30	−60.23%	114,500	1.31%	1.28%	3.86%	0.95%	0.92%	4.22%	0%
For the Year Ended October 31, 2022	371.60	1.20	47.00	48.20	—	—	—	—	419.80	12.97%	159,535	1.08%	1.07%	0.31%	0.95%	0.94%	0.44%	0%
For the Year Ended October 31, 2021	1,478.00	(5.70)	(1,100.70)	(1,106.40)	—	—	—	—	371.60	−74.86%	66,942	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
Direxion Daily Technology Bull 3X Shares
For the Year Ended October 31, 2025	81.89	0.33	65.59	65.92	(0.42)	(0.04)	—	(0.46)	147.35	81.00%	4,774,267	1.59%	1.66%	0.37%	0.83%	0.90%	1.13%	94%
For the Year Ended October 31, 2024	42.38	0.29	39.50	39.79	(0.28)	—	—	(0.28)	81.89	93.90%	3,083,013	1.64%	1.70%	0.38%	0.83%	0.89%	1.19%	134%
For the Year Ended October 31, 2023	25.68	0.17	16.70	16.87	(0.17)	—	—	(0.17)	42.38	65.90%	2,014,961	1.71%	1.72%	0.46%	0.89%	0.90%	1.28%	56%
For the Year Ended October 31, 2022	71.11	(0.02)	(45.13)	(45.15)	—	(0.28)	—	(0.28)	25.68	−63.77%	1,368,795	0.94%	0.96%	(0.05)%	0.90%	0.92%	(0.01)%	96%
For the Year Ended October 31, 2021	25.58	(0.14)	45.86	45.72	—	(0.19)	—	(0.19)	71.11	179.53%	3,061,359	0.91%	0.93%	(0.29)%	0.90%	0.92%	(0.28)%	25%
Direxion Daily Transportation Bull 3X Shares
For the Year Ended October 31, 2025	32.68	0.29	(4.57)	(4.28)	(0.30)	—	(0.00)[9]	(0.30)	28.10	−13.01%	14,051	1.34%	1.45%	1.05%	0.95%	1.06%	1.44%	85%
For the Year Ended October 31, 2024	19.36	0.46	13.34	13.80	(0.48)	—	—	(0.48)	32.68	71.31%	21,241	1.18%	1.24%	1.48%	0.95%	1.01%	1.71%	53%
For the Year Ended October 31, 2023	22.14	0.38	(2.79)	(2.41)	(0.37)	—	—	(0.37)	19.36	−11.24%	17,424	1.21%	1.26%	1.47%	0.95%	1.00%	1.73%	89%
For the Year Ended October 31, 2022	48.54	(0.01)	(26.39)	(26.40)	—	—	—	—	22.14	−54.39%	23,243	0.96%	0.98%	(0.03)%	0.95%	0.97%	(0.02)%	54%
For the Year Ended October 31, 2021	18.08	(0.09)	30.56	30.47	(0.01)	—	—	(0.01)	48.54	168.57%	89,798	0.96%	0.95%	(0.24)%	0.95%	0.94%	(0.23)%	49%
Direxion Daily Utilities Bull 3X Shares
For the Year Ended October 31, 2025	38.12	0.62	8.21	8.83	(0.65)	—	—	(0.65)	46.30	23.67%	34,722	1.70%	1.69%	1.66%	0.95%	0.94%	2.41%	48%
For the Year Ended October 31, 2024	18.02	0.53	20.17	20.70	(0.60)	—	—	(0.60)	38.12	116.98%	55,280	1.60%	1.58%	2.08%	0.95%	0.93%	2.73%	48%
For the Year Ended October 31, 2023	29.18	0.69	(11.26)	(10.57)	(0.59)	—	—	(0.59)	18.02	−36.82%	37,832	1.06%	1.12%	2.76%	0.95%	1.01%	2.87%	27%
For the Year Ended October 31, 2022	32.41	0.46	(3.10)	(2.64)	(0.51)	(0.08)	—	(0.59)	29.18	−8.50%	21,883	1.08%	1.17%	1.25%	0.95%	1.04%	1.38%	63%
For the Year Ended October 31, 2021	26.76	0.31	5.70	6.01	(0.36)	—	—	(0.36)	32.41	22.72%	37,274	0.96%	1.03%	1.04%	0.95%	1.02%	1.05%	69%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
[2]	Includes interest expense and extraordinary expenses, which comprise of tax and litigation expenses.
[3]	Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[4]
In certain instances, due to the timing of sales and redemptions of capital shares, the net realized and realized gain (loss) per share is not in accordance with the Fund's changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures, and swaps for the year.

[5]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived or recouped by the Adviser.

[6]	Net expenses include effects of any reimbursement/waiver or recoupment.
[7]	For periods less than a year, these ratios are annualized.
[8]
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

156

Direxion Shares ETF Trust
Financial Highlights
October 31, 2025(Continued)
[9]	Between $(0.005) and $0.005.
[10]	Effective November 4, 2024, the Fund had a 1:20 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:20 stock split.
[11]	Effective November 4, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
[12]	Effective February 10, 2025, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
[13]	Effective September 29, 2025, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

157

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025
1. ORGANIZATION
The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 118 separate series (each, a “Fund” and together the “Funds”). 40 of these Funds are included in this report:

Bull Funds	Bear Funds
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares
Direxion Daily Consumer Discretionary Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares	Direxion Daily S&P 500® High Beta Bear 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily Industrials Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily MSCI Mexico Bull 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Direxion Daily Real Estate Bull 3X Shares
Direxion Daily Regional Banks Bull 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily S&P 500® Bull 3X Shares
Direxion Daily S&P 500® High Beta Bull 3X Shares
Direxion Daily S&P Biotech Bull 3X Shares
Direxion Daily Semiconductor Bull 3X Shares
Direxion Daily Small Cap Bull 3X Shares
Direxion Daily Technology Bull 3X Shares
Direxion Daily Transportation Bull 3X Shares
Direxion Daily Utilities Bull 3X Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codification (“ASC”) 946, “Financial Services - Investment Companies”.
Rafferty Asset Management, LLC (the “Adviser”) has registered as a commodity pool operator (“CPO”) and the Funds are considered commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.
Each Fund’s investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 300% of the return of the target index or benchmark and a multiple of -300% of the return of the target index or benchmark for the Bear Funds.

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October 31, 2025(Continued)

Funds	Index or Benchmark	Daily Target
Direxion Daily 20+ Year Treasury Bear 3X Shares		-300%
Direxion Daily 20+ Year Treasury Bull 3X Shares	ICE U.S. Treasury 20+ Year Bond Index	300%
Direxion Daily 7-10 Year Treasury Bear 3X Shares		-300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	ICE U.S. Treasury 7-10 Year Bond Index	300%
Direxion Daily Aerospace & Defense Bull 3X Shares	Dow Jones U.S. Select Aerospace & Defense Index	300%
Direxion Daily Consumer Discretionary Bull 3X Shares	Consumer Discretionary Select Sector Index	300%
Direxion Daily Dow Jones Internet Bear 3X Shares		-300%
Direxion Daily Dow Jones Internet Bull 3X Shares	Dow Jones Internet Composite Index	300%
Direxion Daily Financial Bear 3X Shares		-300%
Direxion Daily Financial Bull 3X Shares	Financials Select Sector Index	300%
Direxion Daily FTSE China Bear 3X Shares		-300%
Direxion Daily FTSE China Bull 3X Shares	FTSE China 50 Index	300%
Direxion Daily FTSE Europe Bull 3X Shares	FTSE Developed Europe All Cap Index	300%
Direxion Daily Healthcare Bull 3X Shares	Health Care Select Sector Index	300%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Dow Jones U.S. Select Home Construction Index	300%
Direxion Daily Industrials Bull 3X Shares	Industrial Select Sector Index	300%
Direxion Daily Mid Cap Bull 3X Shares	S&P Mid Cap 400® Index	300%
Direxion Daily MSCI Emerging Markets Bear 3X Shares		-300%
Direxion Daily MSCI Emerging Markets Bull 3X Shares	MSCI Emerging Markets IndexSM	300%
Direxion Daily MSCI Mexico Bull 3X Shares	MSCI Mexico IMI 25/50 Index	300%
Direxion Daily MSCI South Korea Bull 3X Shares	MSCI Korea 25/50 Index	300%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	S&P Pharmaceuticals Select Industry Index	300%
Direxion Daily Real Estate Bear 3X Shares		-300%
Direxion Daily Real Estate Bull 3X Shares	Real Estate Select Sector Index	300%
Direxion Daily Regional Banks Bull 3X Shares	S&P Regional Banks Select Industry Index	300%
Direxion Daily Retail Bull 3X Shares	S&P Retail Select Industry® Index	300%
Direxion Daily S&P 500® Bear 3X Shares		-300%
Direxion Daily S&P 500® Bull 3X Shares	S&P 500® Index	300%
Direxion Daily S&P 500® High Beta Bear 3X Shares		-300%
Direxion Daily S&P 500® High Beta Bull 3X Shares	S&P 500® High Beta Index	300%
Direxion Daily S&P Biotech Bear 3X Shares		-300%
Direxion Daily S&P Biotech Bull 3X Shares	S&P Biotechnology Select Industry Index	300%
Direxion Daily Semiconductor Bear 3X Shares		-300%
Direxion Daily Semiconductor Bull 3X Shares	NYSE Semiconductor Index	300%
Direxion Daily Small Cap Bear 3X Shares		-300%
Direxion Daily Small Cap Bull 3X Shares	Russell 2000® Index	300%
Direxion Daily Technology Bear 3X Shares		-300%
Direxion Daily Technology Bull 3X Shares	Technology Select Sector Index	300%
Direxion Daily Transportation Bull 3X Shares	S&P Transportation Select Industry FMC Capped Index	300%
Direxion Daily Utilities Bull 3X Shares	Utilities Select Sector Index	300%

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

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Notes to the Financial Statements
October 31, 2025(Continued)
a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares (the “Fixed Income Funds”) do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the Counter (“OTC”) securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation time will be used. Securities, swap or future contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.
b) Swap Contracts – Each Fund may enter into equity swap contacts.  Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.
In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”

160

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Notes to the Financial Statements
October 31, 2025(Continued)
Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.
Accounting Standards Update No. 2013-01 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815 “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of October 31, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.
In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at October 31, 2025 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

161

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Notes to the Financial Statements
October 31, 2025(Continued)
Description: Swap Contract
Counterparty: Bank of America Merrill Lynch

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bear 3X Shares	$3,007,019	$—	$2,690,000	$317,019	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	35,297,293	—	35,297,293[1]	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	168,189	—	168,189[1]	—	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	31,932,783	—	31,480,000	452,783	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	2,142,789	—	1,800,000	342,789	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	—	1,086,824	—	1,086,824[1]	—
Direxion Daily Dow Jones Internet Bull 3X Shares	10,250,016	—	8,970,000	1,280,016	—	—	—	—
Direxion Daily Financial Bear 3X Shares	386,773	—	386,773[1]	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	17,998,764	—	17,470,000	528,764	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	1,375,774	—	—	1,375,774	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	16,912,712	—	16,912,712[1]	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	8,174,675	—	7,680,000	494,675	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	70,380	—	70,380[1]	—	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	311,978	—	160,000	151,978	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	59,625,920	—	57,130,000	2,495,920	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	906,943	—	900,000	6,943	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	—	—	—	—	708,937	—	708,937[1]	—
Direxion Daily Regional Banks Bull 3X Shares	856,830	—	540,000	316,830	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	10,672,505	—	10,672,505[1]	—
Direxion Daily S&P 500® Bull 3X Shares	277,448,293	—	272,640,000	4,808,293	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—	2,548,599	—	2,548,599[1]	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	2,449,748	—	2,449,748[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	60,623,279	—	58,280,000	2,343,279	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	137,694,906	—	137,694,906[1]	—

162

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Notes to the Financial Statements
October 31, 2025(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Semiconductor Bull 3X Shares	$1,952,362,478	$—	$1,916,980,000	$35,382,478	$—	$—	$—	$—
Direxion Daily Small Cap Bear 3X Shares	853,004	—	853,004[1]	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	40,697,760	—	37,360,000	3,337,760	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	404,545	—	404,545[1]	—
Direxion Daily Technology Bull 3X Shares	190,925,761	—	185,990,000	4,935,761	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: BNP Paribas

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily 20+ Year Treasury Bear 3X Shares	$1,565,198	$—	$1,410,000	$155,198	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X Shares	45,126,782	—	45,126,782[1]	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	197,902	—	197,902[1]	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	223,319	—	223,319[1]	—	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	3,412,798	—	3,060,000	352,798	—	—	—	—
Direxion Daily Financial Bull 3X Shares	7,439,685	—	6,550,000	889,685	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	41,899,777	—	41,899,777[1]	—
Direxion Daily FTSE China Bull 3X Shares	22,742,245	—	22,742,245[1]	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	241,469	—	241,469[1]	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	13,506,921	—	13,506,921[1]	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	7,771,446	—	7,771,446[1]	—
Direxion Daily S&P 500® Bull 3X Shares	18,988,652	—	17,750,000	1,238,652	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	3,043,011	—	2,770,000	273,011	—	—	—	—

163

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Notes to the Financial Statements
October 31, 2025(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily Semiconductor Bear 3X Shares	$—	$—	$—	$—	$33,922,102	$—	$33,922,102[1]	$—
Direxion Daily Semiconductor Bull 3X Shares	507,498,197	—	507,498,197[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	3,682,035	—	3,682,035[1]	—
Direxion Daily Small Cap Bull 3X Shares	20,298,431	—	18,170,000	2,128,431	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	10,907,585	—	10,907,585[1]	—
Direxion Daily Technology Bull 3X Shares	269,853,930	—	269,290,000	563,930	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Barclays

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily 20+ Year Treasury Bull 3X Shares	$53,248,331	$—	$53,248,331[1]	$—	$—	$—	$—	$—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	8,667	—	—	8,667	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	742,040	—	742,040[1]	—	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	40,196,723	—	39,930,000	266,723	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	2,386,262	—	2,010,000	376,262	—	—	—	—
Direxion Daily Financial Bull 3X Shares	18,347,654	—	17,600,000	747,654	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	101,244,896	—	101,244,896[1]	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	7,074,069	—	6,960,000	114,069	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	16,758,588	—	16,380,000	378,588	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	2,679,155	—	2,540,000	139,155	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	18,451,120	—	18,451,120[1]	—	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	87,744	—	50,000	37,744	—	—	—	—

164

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Notes to the Financial Statements
October 31, 2025(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily MSCI South Korea Bull 3X Shares	$19,170,017	$—	$17,330,000	$1,840,017	$—	$—	$—	$—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	2,198,546	—	2,070,000	128,546	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	28,373,884	—	27,900,000	473,884	—	—	—	—
Direxion Daily Retail Bull 3X Shares	1,218,777	—	1,218,777[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	90,214,242	—	90,214,242[1]	—
Direxion Daily S&P 500® Bull 3X Shares	314,002,086	—	310,220,000	3,782,086	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—	343,011	—	343,011[1]	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	2,255,104	—	1,960,000	295,104	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	14,252,522	—	14,252,522[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	193,976,352	—	189,150,000	4,826,352	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	75,306,751	—	75,306,751[1]	—
Direxion Daily Semiconductor Bull 3X Shares	1,408,302,015	—	1,385,270,000	23,032,015	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	20,567,118	—	20,567,118[1]	—
Direxion Daily Small Cap Bull 3X Shares	213,963,864	—	208,230,000	5,733,864	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	11,113,764	—	11,113,764[1]	—
Direxion Daily Technology Bull 3X Shares	359,358,370	—	358,700,000	658,370	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	307,320	—	—	307,320	—	—	—	—
Direxion Daily Utilities Bull 3X Shares	1,244,639	—	1,244,639[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

165

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
Description: Swap Contract
Counterparty: Citibank N.A.

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily 20+ Year Treasury Bear 3X Shares	$—	$—	$—	$—	$2,590,677	$—	$2,590,677[1]	$—
Direxion Daily 20+ Year Treasury Bull 3X Shares	2,599,189	—	2,599,189[1]	—	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	5,591,555	—	4,458,001	1,133,554	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	—	342,738	—	342,738[1]	—
Direxion Daily Dow Jones Internet Bull 3X Shares	3,922,394	—	3,194,000	728,394	—	—	—	—
Direxion Daily Financial Bull 3X Shares	9,635,692	—	1	9,635,691	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	42,209,944	—	42,209,944[1]	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	3,422,786	—	3,422,786[1]	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	10,640,537	—	7,909,000	2,731,537	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	7,637,104	—	7,251,001	386,103	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	2,828,779	—	2,473,000	355,779	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	4,245,050	—	3,872,000	373,050	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	33,282	—	—	33,282	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	—	1,169,613	—	1,169,613[1]	—
Direxion Daily MSCI Mexico Bull 3X Shares	200,524	—	200,524[1]	—	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	46,377,653	—	43,931,001	2,446,652	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	145,785	—	145,785[1]	—	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	20,782,935	—	20,470,533	312,402	—	—	—	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	4,778	—	—	4,778
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	5,000,543	—	5,000,543[1]	—
Direxion Daily S&P 500® Bull 3X Shares	440,138,607	—	436,638,000	3,500,607	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—	2,108,922	—	2,108,922[1]	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	11,122,548	—	10,935,001	187,547	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	6,142,388	—	6,142,388[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	17,101,032	—	17,091,389	9,643	—	—	—	—

166

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily Semiconductor Bear 3X Shares	$—	$—	$—	$—	$9,800,297	$—	$9,800,297[1]	$—
Direxion Daily Semiconductor Bull 3X Shares	220,784,407	—	213,048,000	7,736,407	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	18,539,612	—	18,539,612[1]	—
Direxion Daily Small Cap Bull 3X Shares	201,691,209	—	196,095,001	5,596,208	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	6,013,608	—	6,013,608[1]	—
Direxion Daily Technology Bull 3X Shares	431,632,895	—	431,632,895[1]	—	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	1,213,283	—	958,000	255,283	—	—	—	—
Direxion Daily Utilities Bull 3X Shares	—	—	—	—	20,396	—	—	20,396

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Goldman Sachs

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bear 3X Shares	$1,388,614	$—	$1,250,000	$138,614	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X Shares	69,034,872	—	58,820,000	10,214,872	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	31,775,527	—	31,240,000	535,527	—	—	—	—
Direxion Daily Financial Bear 3X Shares	1,668,744	—	1,668,744[1]	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	20,760,779	—	19,750,000	1,010,779	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	2,610,958	—	1,450,000	1,160,958	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	10,605,174	—	10,605,174[1]	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	3,490,812	—	3,490,812[1]	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	6,733,086	—	6,590,000	143,086	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	2,278,854	—	2,150,000	128,854	—	—	—	—

167

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Regional Banks Bull 3X Shares	$677,089	$—	$260,000	$417,089	$—	$—	—	$—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	1,106,235	—	1,106,235[1]	—
Direxion Daily S&P 500® Bull 3X Shares	194,221,782	—	186,610,000	7,611,782	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	239,485	—	239,485[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	23,176,197	—	20,070,000	3,106,197	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	72,783,025	—	72,783,025[1]	—
Direxion Daily Semiconductor Bull 3X Shares	1,509,495,899	—	1,491,750,000	17,745,899	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	1,703,354	—	1,703,354[1]	—
Direxion Daily Technology Bull 3X Shares	238,884,623	—	238,190,000	694,623	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	602,165	—	560,000	42,165	—	—	—	—
Direxion Daily Utilities Bull 3X Shares	571,133	—	571,133[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: J.P. Morgan

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bear 3X Shares	$290,164	$—	$—	$290,164	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	6,436,128	—	6,436,128[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	117,648	—	117,648[1]	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	725,530	—	725,530[1]	—	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	28,180,968	—	27,980,000	200,968	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	204,117	—	—	204,117	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	33,481	—	—	33,481	—	—	—	—

168

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Dow Jones Internet Bull 3X Shares	$1,727,196	$—	$290,000	$1,437,196	$—	$—	$—	$—
Direxion Daily Financial Bear 3X Shares	1,088,459	—	1,088,459[1]	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	12,960,578	—	12,280,000	680,578	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	1,604,212	—	1,560,000	44,212	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	2,051,237	—	2,051,237[1]	—	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	2,464,861	—	2,464,861[1]	—	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	2,278,631	—	2,090,000	188,631	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	4,216,005	—	4,216,005[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	10,488,288	—	10,488,288[1]	—	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	3,714,446	—	3,714,446[1]	—	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	7,290,612	—	3,410,000	3,880,612	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	3,482,983	—	3,482,983[1]	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	—	—	—	—	154,683	—	154,683[1]	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	10,286,726	—	10,286,726[1]	—
Direxion Daily Retail Bull 3X Shares	19,145	—	—	19,145	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	9,562,263	—	9,562,263[1]	—
Direxion Daily S&P 500® Bull 3X Shares	84,832,759	—	79,990,000	4,842,759	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—	2,137,688	—	2,137,688[1]	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	3,379,741	—	3,379,741[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	11,104,449	—	11,104,449[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	70,057,923	—	67,690,000	2,367,923	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	55,692,535	—	55,692,535[1]	—
Direxion Daily Semiconductor Bull 3X Shares	557,442,602	—	549,439,000	8,003,602	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	849,825	—	849,825[1]	—
Direxion Daily Small Cap Bull 3X Shares	135,181,165	—	128,930,000	6,251,165	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	2,333,274	—	2,333,274[1]	—

169

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Technology Bull 3X Shares	$141,065,516	$—	$141,065,516[1]	$—	$—	$—	$—	$—
Direxion Daily Utilities Bull 3X Shares	1,693,518	—	1,693,518[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Nomura

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bull 3X Shares	$14,530,584	$—	$14,530,584[1]	$—	$—	$—	$—	$—
Direxion Daily Aerospace & Defense Bull 3X Shares	9,699,652	—	8,870,000	829,652	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	8,006,228	—	8,006,228[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Societe Generale

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Financial Bear 3X Shares	$—	$—	$—	$—	$2,979,256	$—	$2,979,256[1]	$—
Direxion Daily Financial Bull 3X Shares	8,749,789	—	8,140,000	609,789	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	45,042,203	—	45,042,203[1]	—	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	12,584,209	—	12,584,209[1]	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	36,692,274	—	36,692,274[1]	—
Direxion Daily Semiconductor Bull 3X Shares	36,440,982	—	35,860,000	580,982	—	—	—	—

170

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Small Cap Bear 3X Shares	$—	$—	$—	$—	$2,343,605	$—	$2,343,605[1]	$—
Direxion Daily Small Cap Bull 3X Shares	2,285,688	—	1,640,000	645,688	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	2,553,246	—	2,553,246[1]	—
Direxion Daily Technology Bull 3X Shares	50,182,181	—	50,030,000	152,181	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: UBS Securities LLC

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bear 3X Shares	$476,705	$—	$270,000	$206,705	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X Shares	1,788,050	—	1,788,050[1]	—	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	2,417,752	—	2,120,000	297,752	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	—	633,290	—	633,290[1]	—
Direxion Daily Dow Jones Internet Bull 3X Shares	31,127,842	—	28,130,000	2,997,842	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	72,781	—	72,781[1]	—
Direxion Daily Financial Bull 3X Shares	64,495,237	—	62,260,000	2,235,237	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	4,506,059	—	4,506,059[1]	—
Direxion Daily FTSE China Bull 3X Shares	162,945,559	—	162,945,559[1]	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	2,333,333	—	2,333,333[1]	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	1,551,609	—	1,551,609[1]	—	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	2,646,274	—	2,600,000	46,274	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	4,978,558	—	4,630,000	348,558	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	1,622,564	—	1,622,564[1]	—

171

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily MSCI Emerging Markets Bull 3X Shares	$11,054,990	$—	$11,054,990[1]	$—	$—	$—	$—	$—
Direxion Daily MSCI Mexico Bull 3X Shares	4,016,709	—	4,016,709[1]	—	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	1,245,574	—	1,100,000	145,574	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	598,036	—	598,036[1]	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	773,253	—	760,000	13,253	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	5,432,889	—	5,432,889[1]	—
Direxion Daily Retail Bull 3X Shares	6,888,841	—	6,888,841[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	5,435,115	—	5,435,115[1]	—
Direxion Daily S&P 500® Bull 3X Shares	154,163,280	—	148,650,000	5,513,280	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—	8,040,795	—	8,040,795[1]	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	17,725,485	—	17,380,000	345,485	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	2,499,437	—	2,499,437[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	70,213,016	—	68,530,000	1,683,016	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	67,877,886	—	67,877,886[1]	—
Direxion Daily Semiconductor Bull 3X Shares	695,373,804	—	687,255,000	8,118,804	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	1,254,179	—	1,254,179[1]	—
Direxion Daily Small Cap Bull 3X Shares	24,332,837	—	24,332,837[1]	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	3,151,985	—	3,151,985[1]	—
Direxion Daily Technology Bull 3X Shares	292,711,804	—	292,711,804[1]	—	—	—	—	—
Direxion Daily Utilities Bull 3X Shares	3,223,025	—	3,223,025 [1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain

172

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Notes to the Financial Statements
October 31, 2025(Continued)
assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.
d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the period ended October 31, 2025.
e) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
f) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.
g) Securities Lending – The Funds may lend its investment securities to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of October 31, 2025, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished if required.

173

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Notes to the Financial Statements
October 31, 2025(Continued)
As of October 31, 2025, the market value of the securities loaned and the payable on collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Daily 20+ Year Treasury Bull 3X Shares	$1,276,896	$2	$1,302,626	$1,302,628
Direxion Daily 7-10 Year Treasury Bull 3X Shares	2,137,758	1,313,375	867,344	2,180,719
Direxion Daily Aerospace & Defense Bull 3X Shares	8,407,027	133,153	8,452,233	8,585,386
Direxion Daily Dow Jones Internet Bull 3X Shares	249,759	—	256,207	256,207
Direxion Daily Financial Bull 3X Shares	1,031,201	8,848	1,042,992	1,051,840
Direxion Daily Healthcare Bull 3X Shares	40,051	—	40,922	40,922
Direxion Daily Homebuilders & Supplies Bull 3X Shares	4,075,671	—	4,164,318	4,164,318
Direxion Daily Industrials Bull 3X Shares	241	—	246	246
Direxion Daily Mid Cap Bull 3X Shares	3,697,131	181,278	3,605,190	3,786,468
Direxion Daily MSCI Emerging Markets Bull 3X Shares	365,838	374,552	—	374,552
Direxion Daily MSCI Mexico Bull 3X Shares	5,191,594	5,355,751	—	5,355,751
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	466,738	314,538	168,257	482,795
Direxion Daily Regional Banks Bull 3X Shares	14,522,200	2,204,601	12,628,614	14,833,215
Direxion Daily Retail Bull 3X Shares	1,737,488	56,821	1,728,822	1,785,643
Direxion Daily S&P 500® Bull 3X Shares	3,453,669	—	3,525,756	3,525,756
Direxion Daily S&P 500® High Beta Bull 3X Shares	866,174	—	884,187	884,187
Direxion Daily S&P Biotech Bull 3X Shares	33,390,199	19,026,842	15,396,416	34,423,258
Direxion Daily Semiconductor Bull 3X Shares	42,216,610	40,132,995	3,091,963	43,224,958
Direxion Daily Small Cap Bull 3X Shares	480,989,461	373,888,674	118,659,545	492,548,219
Direxion Daily Transportation Bull 3X Shares	65,424	10,739	56,321	67,060

h) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.
The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. Certain Funds paid this excise tax during the period ended October 31, 2025, which is disclosed on the Statements of Operations.
i) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.
The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets.
j) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
k) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

174

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Notes to the Financial Statements
October 31, 2025(Continued)
l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3.  INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions paid during the periods ended October 31, 2025 and October 31, 2024 are listed below.
The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Year Ended October 31, 2025 Distributions Paid From:			Year Ended October 31, 2024 Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily 20+ Year Treasury Bear 3X Shares	$5,421,314	$—	$—	$9,322,553	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X Shares	194,820,204	—	—	160,750,393	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	406,054	—	—	715,511	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	1,573,124	—	—	1,486,393	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	21,298,295	—	—	2,077,148	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	186,171	—	9,556	266,362	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	442,625	—	—	1,078,267	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	154,537	—	237,252	—	—	—
Direxion Daily Financial Bear 3X Shares	3,973,001	—	—	6,527,992	—	—
Direxion Daily Financial Bull 3X Shares	24,082,233	—	—	29,119,868	—	—
Direxion Daily FTSE China Bear 3X Shares	8,199,014	—	—	5,609,445	—	—
Direxion Daily FTSE China Bull 3X Shares	25,870,732	—	2,879,095	21,768,257	—	—
Direxion Daily FTSE Europe Bull 3X Shares	762,109	—	5,819	699,054	—	—
Direxion Daily Healthcare Bull 3X Shares	1,880,143	—	—	2,549,412	—	2,143
Direxion Daily Homebuilders & Supplies Bull 3X Shares	3,905,558	—	7,997	1,197,408	—	—
Direxion Daily Industrials Bull 3X Shares	2,195,188	—	—	331,010	—	—
Direxion Daily Mid Cap Bull 3X Shares	986,221	—	7,150	1,139,996	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	620,822	—	—	876,879	—	—

175

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Notes to the Financial Statements
October 31, 2025(Continued)

	Year Ended October 31, 2025 Distributions Paid From:			Year Ended October 31, 2024 Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily MSCI Emerging Markets Bull 3X Shares	$2,229,310	$—	$—	$3,081,697	$—	$—
Direxion Daily MSCI Mexico Bull 3X Shares	783,139	—	26,251	491,027	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	2,065,447	—	46,735	970,525	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	107,317	—	—	221,030	—	—
Direxion Daily Real Estate Bear 3X Shares	1,783,069	—	—	3,854,456	—	—
Direxion Daily Real Estate Bull 3X Shares	1,375,769	—	136,053	1,897,536	—	104,343
Direxion Daily Regional Banks Bull 3X Shares	12,995,321	—	—	18,854,004	—	—
Direxion Daily Retail Bull 3X Shares	334,722	—	32,400	698,835	—	—
Direxion Daily S&P 500® Bear 3X Shares	14,948,245	—	—	26,415,736	—	—
Direxion Daily S&P 500® Bull 3X Shares	50,861,159	—	—	39,739,010	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	980,052	—	—	1,760,835	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	253,568	—	—	684,425	—	—
Direxion Daily S&P Biotech Bear 3X Shares	1,799,540	—	—	4,302,906	—	—
Direxion Daily S&P Biotech Bull 3X Shares	4,028,978	—	—	4,277,465	—	1,053,048
Direxion Daily Semiconductor Bear 3X Shares	33,058,208	—	—	38,472,872	—	—
Direxion Daily Semiconductor Bull 3X Shares	96,576,367	—	—	76,014,041	—	—
Direxion Daily Small Cap Bear 3X Shares	8,683,587	—	—	15,633,570	—	—
Direxion Daily Small Cap Bull 3X Shares	27,201,564	—	1,245,439	24,512,275	—	—
Direxion Daily Technology Bear 3X Shares	2,796,074	—	—	4,898,417	—	—
Direxion Daily Technology Bull 3X Shares	17,186,694	—	—	11,519,235	—	—
Direxion Daily Transportation Bull 3X Shares	182,165	—	42	367,458	—	—
Direxion Daily Utilities Bull 3X Shares	622,214	—	—	1,032,613	—	—

176

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
At October 31, 2025, the components of accumulated earnings/(losses) of the Funds on a tax basis were as follows:

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily 20+ Year Treasury Bear 3X Shares	$(26,331,653)	$523,273	$—	$(639,749,263)	$(665,557,643)
Direxion Daily 20+ Year Treasury Bull 3X Shares	(1,141,348,335)	12,890,774	—	(973,689,914)	(2,102,147,475)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	(956,752)	35,826	—	(45,088,077)	(46,009,003)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	(483,614)	119,572	—	(17,440,116)	(17,804,158)
Direxion Daily Aerospace & Defense Bull 3X Shares	194,504,576	28,857,622	—	—	223,362,198
Direxion Daily Consumer Discretionary Bull 3X Shares	2,193,547	—	—	(10,800,814)	(8,607,267)
Direxion Daily Dow Jones Internet Bear 3X Shares	(7,297,040)	43,513	—	(63,683,231)	(70,936,758)
Direxion Daily Dow Jones Internet Bull 3X Shares	30,078,583	—	—	(57,520,480)	(27,441,897)
Direxion Daily Financial Bear 3X Shares	(47,360,971)	404,770	—	(3,253,271,003)	(3,300,227,204)
Direxion Daily Financial Bull 3X Shares	217,644,870	183,162,292	—	—	400,807,162
Direxion Daily FTSE China Bear 3X Shares	(176,299,138)	1,062,012	—	(206,893,481)	(382,130,607)
Direxion Daily FTSE China Bull 3X Shares	181,754,171	—	—	(623,857,274)	(442,103,103)
Direxion Daily FTSE Europe Bull 3X Shares	9,693,119	—	—	(15,449,257)	(5,756,138)
Direxion Daily Healthcare Bull 3X Shares	12,201,992	232,072	—	(45,680,848)	(33,246,784)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	(150,283,080)	—	—	(43,974,693)	(194,257,773)
Direxion Daily Industrials Bull 3X Shares	10,310,232	3,636,487	—	—	13,946,719
Direxion Daily Mid Cap Bull 3X Shares	(5,284,079)	—	—	(3,155,270)	(8,439,349)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	(10,457,466)	66,184	—	(342,232,197)	(352,623,479)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	28,759,949	218,665	—	(248,513,998)	(219,535,384)
Direxion Daily MSCI Mexico Bull 3X Shares	5,758,127	—	—	(3,014,427)	2,743,700
Direxion Daily MSCI South Korea Bull 3X Shares	143,355,239	—	—	(14,448,119)	128,907,120
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	1,536,380	45,709	—	(11,388,516)	(9,806,427)
Direxion Daily Real Estate Bear 3X Shares	(12,520,442)	131,792	—	(180,179,007)	(192,567,657)
Direxion Daily Real Estate Bull 3X Shares	(15,498,469)	—	—	(6,302,415)	(21,800,884)

177

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Notes to the Financial Statements
October 31, 2025(Continued)

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Regional Banks Bull 3X Shares	$(125,014,645)	$389,663	$—	$—	$(124,624,982)
Direxion Daily Retail Bull 3X Shares	(3,798,203)	—	—	(78,548,796)	(82,346,999)
Direxion Daily S&P 500® Bear 3X Shares	(393,120,618)	2,004,011	—	(3,297,286,465)	(3,688,403,072)
Direxion Daily S&P 500® Bull 3X Shares	1,451,430,760	507,812	—	—	1,451,938,572
Direxion Daily S&P 500® High Beta Bear 3X Shares	(29,413,909)	162,383	—	(171,706,994)	(200,958,520)
Direxion Daily S&P 500® High Beta Bull 3X Shares	30,380,611	1,362,334	—	—	31,742,945
Direxion Daily S&P Biotech Bear 3X Shares	(55,734,112)	353,194	—	(342,377,312)	(397,758,230)
Direxion Daily S&P Biotech Bull 3X Shares	267,891,220	4,388,875	—	(1,593,548,610)	(1,321,268,515)
Direxion Daily Semiconductor Bear 3X Shares	(1,482,749,022)	6,807,350	—	(2,932,245,561)	(4,408,187,233)
Direxion Daily Semiconductor Bull 3X Shares	6,219,390,963	—	—	—	6,219,390,963
Direxion Daily Small Cap Bear 3X Shares	(244,807,307)	1,279,273	—	(3,760,454,526)	(4,003,982,560)
Direxion Daily Small Cap Bull 3X Shares	263,231,381	—	—	(181,054,543)	82,176,838
Direxion Daily Technology Bear 3X Shares	(86,023,766)	489,091	—	(512,669,863)	(598,204,538)
Direxion Daily Technology Bull 3X Shares	2,036,992,645	266,445,839	—	—	2,303,438,484
Direxion Daily Transportation Bull 3X Shares	(273,362)	—	—	(511,196)	(784,558)
Direxion Daily Utilities Bull 3X Shares	8,178,694	12,650	—	—	8,191,344

[1]	Other Accumulated Earnings (Losses) consist of capital loss carryover and qualified late year losses.
At October 31, 2025, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily 20+ Year Treasury Bear 3X Shares	$199,485,041	$6,727,700	$(33,059,353)	$(26,331,653)
Direxion Daily 20+ Year Treasury Bull 3X Shares	5,763,341,047	261,324,877	(1,402,673,212)	(1,141,348,335)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	10,720,616	8,667	(965,419)	(956,752)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	55,850,756	2,246,250	(2,729,864)	(483,614)
Direxion Daily Aerospace & Defense Bull 3X Shares	347,426,388	210,285,231	(15,780,655)	194,504,576
Direxion Daily Consumer Discretionary Bull 3X Shares	29,783,461	10,538,848	(8,345,301)	2,193,547
Direxion Daily Dow Jones Internet Bear 3X Shares	17,703,960	33,481	(7,330,521)	(7,297,040)
Direxion Daily Dow Jones Internet Bull 3X Shares	155,842,589	71,551,907	(41,473,324)	30,078,583
Direxion Daily Financial Bear 3X Shares	169,114,277	3,143,976	(50,504,947)	(47,360,971)
Direxion Daily Financial Bull 3X Shares	2,399,947,722	457,039,539	(239,394,669)	217,644,870

178

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Notes to the Financial Statements
October 31, 2025(Continued)

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily FTSE China Bear 3X Shares	$412,309,903	$3,986,732	$(180,285,870)	$(176,299,138)
Direxion Daily FTSE China Bull 3X Shares	1,154,972,470	432,360,277	(250,606,106)	181,754,171
Direxion Daily FTSE Europe Bull 3X Shares	34,842,856	11,913,066	(2,219,947)	9,693,119
Direxion Daily Healthcare Bull 3X Shares	189,518,251	42,322,677	(30,120,685)	12,201,992
Direxion Daily Homebuilders & Supplies Bull 3X Shares	788,167,771	50,494,392	(200,777,472)	(150,283,080)
Direxion Daily Industrials Bull 3X Shares	37,803,475	15,074,462	(4,764,230)	10,310,232
Direxion Daily Mid Cap Bull 3X Shares	89,869,183	20,494,404	(25,778,483)	(5,284,079)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	24,167,773	33,282	(10,490,748)	(10,457,466)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	130,060,380	40,262,746	(11,502,797)	28,759,949
Direxion Daily MSCI Mexico Bull 3X Shares	29,814,308	10,749,329	(4,991,202)	5,758,127
Direxion Daily MSCI South Korea Bull 3X Shares	218,902,751	149,856,165	(6,500,926)	143,355,239
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	14,324,699	5,172,668	(3,636,288)	1,536,380
Direxion Daily Real Estate Bear 3X Shares	61,151,792	4,987,962	(17,508,404)	(12,520,442)
Direxion Daily Real Estate Bull 3X Shares	71,316,329	3,152,058	(18,650,527)	(15,498,469)
Direxion Daily Regional Banks Bull 3X Shares	978,722,328	73,520,763	(198,535,408)	(125,014,645)
Direxion Daily Retail Bull 3X Shares	41,181,939	12,284,206	(16,082,409)	(3,798,203)
Direxion Daily S&P 500® Bear 3X Shares	810,115,115	—	(393,120,618)	(393,120,618)
Direxion Daily S&P 500® Bull 3X Shares	6,119,912,293	2,151,488,417	(700,057,657)	1,451,430,760
Direxion Daily S&P 500® High Beta Bear 3X Shares	58,658,827	—	(29,413,909)	(29,413,909)
Direxion Daily S&P 500® High Beta Bull 3X Shares	63,871,290	42,430,516	(12,049,905)	30,380,611
Direxion Daily S&P Biotech Bear 3X Shares	128,428,932	—	(55,734,112)	(55,734,112)
Direxion Daily S&P Biotech Bull 3X Shares	978,315,909	527,435,549	(259,544,329)	267,891,220
Direxion Daily Semiconductor Bear 3X Shares	2,680,229,873	—	(1,482,749,022)	(1,482,749,022)
Direxion Daily Semiconductor Bull 3X Shares	14,239,023,852	8,515,081,838	(2,295,690,875)	6,219,390,963
Direxion Daily Small Cap Bear 3X Shares	571,911,388	853,004	(245,660,311)	(244,807,307)
Direxion Daily Small Cap Bull 3X Shares	2,767,309,843	835,748,121	(572,516,740)	263,231,381
Direxion Daily Technology Bear 3X Shares	179,288,873	—	(86,023,766)	(86,023,766)
Direxion Daily Technology Bull 3X Shares	4,724,497,081	2,807,802,815	(770,810,170)	2,036,992,645
Direxion Daily Transportation Bull 3X Shares	15,833,958	3,243,778	(3,517,140)	(273,362)
Direxion Daily Utilities Bull 3X Shares	34,261,479	10,118,084	(1,939,390)	8,178,694

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts and passive foreign investment companies.
On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for total distributable earnings and capital stock under GAAP and tax reporting:

Funds	Total Distributable Earnings (Loss)	Capital Stock
Direxion Daily 20+ Year Treasury Bear 3X Shares	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X Shares	163,822,488	(163,822,488)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	340,018	(340,018)
Direxion Daily Aerospace & Defense Bull 3X Shares	(64,000,745)	64,000,745
Direxion Daily Consumer Discretionary Bull 3X Shares	(2,395,745)	2,395,745

179

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Notes to the Financial Statements
October 31, 2025(Continued)

Funds	Total Distributable Earnings (Loss)	Capital Stock
Direxion Daily Dow Jones Internet Bear 3X Shares	$—	$—
Direxion Daily Dow Jones Internet Bull 3X Shares	(11,721,955)	11,721,955
Direxion Daily Financial Bear 3X Shares	—	—
Direxion Daily Financial Bull 3X Shares	(870,173,975)	870,173,975
Direxion Daily FTSE China Bear 3X Shares	—	—
Direxion Daily FTSE China Bull 3X Shares	(8,680,973)	8,680,973
Direxion Daily FTSE Europe Bull 3X Shares	(1,814,938)	1,814,938
Direxion Daily Healthcare Bull 3X Shares	(4,293,777)	4,293,777
Direxion Daily Homebuilders & Supplies Bull 3X Shares	(7,411,052)	7,411,052
Direxion Daily Industrials Bull 3X Shares	(5,680,170)	5,680,170
Direxion Daily Mid Cap Bull 3X Shares	(546,370)	546,370
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	(259,887)	259,887
Direxion Daily MSCI Mexico Bull 3X Shares	177,011	(177,011)
Direxion Daily MSCI South Korea Bull 3X Shares	(13,876,955)	13,876,955
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	(301,458)	301,458
Direxion Daily Real Estate Bear 3X Shares	—	—
Direxion Daily Real Estate Bull 3X Shares	(2,480,404)	2,480,404
Direxion Daily Regional Banks Bull 3X Shares	(265,788,660)	265,788,660
Direxion Daily Retail Bull 3X Shares	(1,859,671)	1,859,671
Direxion Daily S&P 500® Bear 3X Shares	—	—
Direxion Daily S&P 500® Bull 3X Shares	(1,431,564,271)	1,431,564,271
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	(7,780,236)	7,780,236
Direxion Daily S&P Biotech Bear 3X Shares	—	—
Direxion Daily S&P Biotech Bull 3X Shares	8,412,461	(8,412,461)
Direxion Daily Semiconductor Bear 3X Shares	—	—
Direxion Daily Semiconductor Bull 3X Shares	(2,784,811,088)	2,784,811,088
Direxion Daily Small Cap Bear 3X Shares	—	—
Direxion Daily Small Cap Bull 3X Shares	(62,551,929)	62,551,929
Direxion Daily Technology Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	(655,795,314)	655,795,314
Direxion Daily Transportation Bull 3X Shares	(981,693)	981,693
Direxion Daily Utilities Bull 3X Shares	(14,289,962)	14,289,962

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2025, the permanent differences primarily relate to tax treatment of redemptions in-kind, net operating losses and the utilization of earnings and profits distributed to shareholders on redemption of shares.
In order to meet certain U.S. excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer to their next fiscal year qualified late year losses. Qualified late ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2025.
At October 31, 2025, no Funds deferred, on a tax basis, qualified late year losses.
Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.

180

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Notes to the Financial Statements
October 31, 2025(Continued)
At October 31, 2025, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily 20+ Year Treasury Bear 3X Shares	$—	$(639,749,263)	$—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	(973,689,914)	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	(45,088,077)	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	(15,697,021)	(1,743,095)
Direxion Daily Aerospace & Defense Bull 3X Shares	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	9,561,960	(8,834,043)	(1,966,771)
Direxion Daily Dow Jones Internet Bear 3X Shares	—	(63,683,231)	—
Direxion Daily Dow Jones Internet Bull 3X Shares	64,626,204	(51,400,080)	(6,120,400)
Direxion Daily Financial Bear 3X Shares	—	(3,253,271,003)	—
Direxion Daily Financial Bull 3X Shares	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	(206,893,481)	—
Direxion Daily FTSE China Bull 3X Shares	—	(618,804,742)	(5,052,532)
Direxion Daily FTSE Europe Bull 3X Shares	2,026,990	(15,201,092)	(248,165)
Direxion Daily Healthcare Bull 3X Shares	—	(32,643,064)	(13,037,784)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	(43,775,927)	(198,766)
Direxion Daily Industrials Bull 3X Shares	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	3,664,441	(3,155,270)	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	(342,232,197)	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	(187,477,668)	(61,036,330)
Direxion Daily MSCI Mexico Bull 3X Shares	—	(3,014,427)	—
Direxion Daily MSCI South Korea Bull 3X Shares	13,873,324	(13,471,755)	(976,364)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	(9,981,350)	(1,407,166)
Direxion Daily Real Estate Bear 3X Shares	—	(180,179,007)	—
Direxion Daily Real Estate Bull 3X Shares	—	(6,055,393)	(247,022)
Direxion Daily Regional Banks Bull 3X Shares	—	—	—
Direxion Daily Retail Bull 3X Shares	135,165	(67,203,554)	(11,345,242)
Direxion Daily S&P 500® Bear 3X Shares	—	(3,293,957,039)	(3,329,426)
Direxion Daily S&P 500® Bull 3X Shares	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	(166,137,615)	(5,569,379)
Direxion Daily S&P 500® High Beta Bull 3X Shares	6,199,740	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	(342,377,312)	—
Direxion Daily S&P Biotech Bull 3X Shares	—	(1,423,975,304)	(169,573,306)
Direxion Daily Semiconductor Bear 3X Shares	—	(2,932,245,561)	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	(3,760,454,526)	—
Direxion Daily Small Cap Bull 3X Shares	168,355,410	(179,241,737)	(1,812,806)
Direxion Daily Technology Bear 3X Shares	—	(512,669,863)	—
Direxion Daily Technology Bull 3X Shares	—	—	—
Direxion Daily Transportation Bull 3X Shares	—	(162,962)	(348,234)
Direxion Daily Utilities Bull 3X Shares	—	—	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2025, open U.S. Federal and state income tax

181

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Notes to the Financial Statements
October 31, 2025(Continued)
years include the tax years ended October 31, 2022 through October 31, 2025. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.
Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets and any amount receivable as of October 31, 2025 is included in Receivable for Fund shares sold on the Statements of Assets and Liabilities.
5. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the period ended October 31, 2025. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swap and future contracts.
Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily 20+ Year Treasury Bear 3X Shares	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X Shares	5,606,750,180	5,251,334,662	1,420,630,905	2,791,416,107
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	6,635,930	—	3,684,393	5,928,478
Direxion Daily Aerospace & Defense Bull 3X Shares	258,982,291	148,611,448	56,354,695	75,581,064
Direxion Daily Consumer Discretionary Bull 3X Shares	20,779,036	9,960,373	3,203,220	10,554,842
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	80,198,122	60,538,904	10,387,066	44,016,246
Direxion Daily Financial Bear 3X Shares	—	—	—	—
Direxion Daily Financial Bull 3X Shares	1,426,934,560	1,208,437,850	616,900,975	760,891,592
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	1,573,710,719	1,058,858,240	119,186,536	1,495,625,191
Direxion Daily FTSE Europe Bull 3X Shares	6,891,749	14,954,504	32,947,985	24,432,031
Direxion Daily Healthcare Bull 3X Shares	1,243,863	89,034,946	123,149,154	25,586,957
Direxion Daily Homebuilders & Supplies Bull 3X Shares	163,152,211	335,566,421	769,616,077	314,482,755
Direxion Daily Industrials Bull 3X Shares	13,666,928	11,220,886	6,229,957	12,869,375
Direxion Daily Mid Cap Bull 3X Shares	27,254,957	52,942,981	24,127,442	9,789,348
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	19,821,330	23,588,838	35,447,890	27,765,432
Direxion Daily MSCI Mexico Bull 3X Shares	15,413,690	7,303,947	18,193,841	31,689,214

182

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Notes to the Financial Statements
October 31, 2025(Continued)

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily MSCI South Korea Bull 3X Shares	$72,135,785	$46,900,611	$150,691,819	$123,468,016
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	7,746,156	9,474,918	6,644,768	7,873,407
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	14,323,616	7,239,508	14,359,555	37,578,973
Direxion Daily Regional Banks Bull 3X Shares	774,010,396	779,695,784	680,417,429	635,154,709
Direxion Daily Retail Bull 3X Shares	18,599,580	35,465,533	21,780,318	15,177,345
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	3,227,247,850	2,625,391,439	2,434,810,498	2,737,698,481
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	54,058,571	67,421,277	44,413,898	37,924,676
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	506,351,703	780,254,348	970,920,369	845,075,782
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	19,300,049,339	18,920,169,041	16,643,005,382	17,686,785,794
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	2,799,441,250	3,526,056,109	1,691,275,532	1,232,971,683
Direxion Daily Technology Bear 3X Shares	—	—	—	—
Direxion Daily Technology Bull 3X Shares	2,676,477,543	2,129,431,997	705,545,997	681,021,768
Direxion Daily Transportation Bull 3X Shares	9,813,016	12,530,984	6,028,143	10,327,394
Direxion Daily Utilities Bull 3X Shares	13,214,817	18,010,332	22,052,954	21,887,849

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended October 31, 2025.
6. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets.
The Adviser has agreed to waive a portion of its fees based upon the specific breakpoints listed in the table below based on each Fund’s daily net assets. For the year ended October 31, 2025, the Adviser waived its fee in certain Funds.

Net Asset Range	Advisory Fee Limit
$0- $1,500,000,000	0.75%
$1,500,000,000 - $2,000,000,000	0.70%
$2,000,000,000 - $2,500,000,000	0.65%
$2,500,000,000 - $3,000,000,000	0.60%
Greater than $3,000,000,000	0.55%

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.05% on the first $25,000,000,000 of the Trust’s daily net assets, 0.0475% on the next $25,000,000,000 of net assets and 0.045% on net assets in excess of $50,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust. This fee is allocated to each Fund based on each Fund’s respective average daily net assets.
Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse each Fund’s operating expenses to the extent that they exceed 0.95% of each Fund’s respective average daily net assets at least until September 1, 2026. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

183

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Notes to the Financial Statements
October 31, 2025(Continued)
The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
			October 31, 2026	October 31, 2027	October 31, 2028
Direxion Daily 20+ Year Treasury Bear 3X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	3,215	17,126	7,842	13,374	17,126	38,342
Direxion Daily 7-10 Year Treasury Bull 3X Shares	29,253	3,062	—	—	2,827	2,827
Direxion Daily Aerospace & Defense Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	3,207	7,549	35,921	5,465	7,549	48,935
Direxion Daily Dow Jones Internet Bear 3X Shares	3,644	19,111	15,465	15,719	19,111	50,295
Direxion Daily Dow Jones Internet Bull 3X Shares	6	6	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	9,930	—	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	13,057	3,770	—	—	538	538
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	4,820	3,029	44,415	3,474	3,029	50,918
Direxion Daily Mid Cap Bull 3X Shares	13,296	3,380	1,409	2,522	3,380	7,311
Direxion Daily MSCI Emerging Markets Bear 3X Shares	4,218	69,393	70,652	114,708	69,393	254,753
Direxion Daily MSCI Emerging Markets Bull 3X Shares	14,618	22,043	—	2,578	22,043	24,621
Direxion Daily MSCI Mexico Bull 3X Shares	3,437	5,189	22,387	8,216	5,189	35,792
Direxion Daily MSCI South Korea Bull 3X Shares	35,356	6,893	6,932	7,006	6,893	20,831
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	3,055	27,140	52,651	25,590	27,140	105,381

184

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:			Total Potential Recoupment Amount
			October 31, 2026	October 31, 2027	October 31, 2028
Direxion Daily Real Estate Bear 3X Shares	$10,419	$3,437	$9,547	$1,809	$3,437	$14,793
Direxion Daily Real Estate Bull 3X Shares	21,743	1,966	16,110	1,967	1,966	20,043
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	1,069	1,069	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	3,170	13,186	14,716	9,792	13,186	37,694
Direxion Daily S&P 500® High Beta Bull 3X Shares	8,014	11,303	36,396	2,424	11,303	50,123
Direxion Daily S&P Biotech Bear 3X Shares	7,177	6,703	—	5,397	6,703	12,100
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	3,237	21,656	34,823	15,726	21,656	72,205
Direxion Daily Utilities Bull 3X Shares	5,938	2,463	30,222	1,423	2,463	34,108

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of October 31, 2025 is presented on the Statement of Assets and Liabilities as “Due from (to) Adviser, net”.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.
7. FAIR VALUE MEASUREMENTS
The Funds follow authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

185

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Notes to the Financial Statements
October 31, 2025(Continued)
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of October 31, 2025:

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily 20+ Year Treasury Bear 3X Shares	$—	$—	$169,016,365	$6,727,700	$(2,590,677)
Direxion Daily 20+ Year Treasury Bull 3X Shares	3,244,527,179	—	1,232,871,145	186,327,808	(41,733,421)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	10,070,747	8,667	(315,550)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	36,208,826	—	17,299,238	1,859,078	—
Direxion Daily Aerospace & Defense Bull 3X Shares	—	266,384,630	124,756,328	150,790,006	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	17,777,068	7,049,020	7,150,920	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	12,436,291	33,481	(2,062,852)
Direxion Daily Dow Jones Internet Bull 3X Shares	—	100,777,750	38,115,974	47,027,448	—
Direxion Daily Financial Bear 3X Shares	—	—	121,661,367	3,143,976	(3,052,037)
Direxion Daily Financial Bull 3X Shares	—	1,893,645,938	563,558,476	160,388,178	—
Direxion Daily FTSE China Bear 3X Shares	—	—	278,429,869	3,986,732	(46,405,836)
Direxion Daily FTSE China Bull 3X Shares	507,896,261	—	419,121,419	409,708,961	—
Direxion Daily FTSE Europe Bull 3X Shares	15,991,503	—	17,451,860	11,092,612	—
Direxion Daily Healthcare Bull 3X Shares	—	126,215,670	54,187,121	21,317,452	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	430,185,752	181,902,408	39,303,453	(13,506,921)
Direxion Daily Industrials Bull 3X Shares	—	25,563,328	11,860,930	10,689,449	—
Direxion Daily Mid Cap Bull 3X Shares	—	53,779,471	18,991,416	11,814,217	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	19,515,594	33,282	(5,838,569)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	8,464,163	—	111,531,381	39,994,398	(1,169,613)
Direxion Daily MSCI Mexico Bull 3X Shares	8,781,960	—	16,492,198	10,298,277	—

186

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily MSCI South Korea Bull 3X Shares	$122,514,201	$—	$107,279,587	$132,464,202	$—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	8,306,764	3,964,410	3,589,905	—
Direxion Daily Real Estate Bear 3X Shares	—	—	43,643,388	4,987,962	—
Direxion Daily Real Estate Bull 3X Shares	—	40,990,635	14,917,592	773,253	(863,620)
Direxion Daily Regional Banks Bull 3X Shares	—	560,514,386	270,806,383	50,690,738	(28,303,824)
Direxion Daily Retail Bull 3X Shares	—	22,310,367	6,951,384	8,126,763	(4,778)
Direxion Daily S&P 500® Bear 3X Shares	—	—	546,756,846	—	(129,762,349)
Direxion Daily S&P 500® Bull 3X Shares	—	4,337,437,899	1,750,109,695	1,483,795,459	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	44,423,933	—	(15,179,015)
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	35,213,698	24,555,325	34,482,878	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	109,382,849	—	(36,688,029)
Direxion Daily S&P Biotech Bull 3X Shares	—	538,161,755	269,854,564	438,190,810	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	1,687,250,627	—	(489,769,776)
Direxion Daily Semiconductor Bull 3X Shares	—	9,411,104,193	4,159,610,238	6,887,700,384	—
Direxion Daily Small Cap Bear 3X Shares	—	—	373,487,451	853,004	(47,236,374)
Direxion Daily Small Cap Bull 3X Shares	1,457,575,474	—	934,514,796	638,450,954	—
Direxion Daily Technology Bear 3X Shares	—	—	131,446,468	—	(38,181,361)
Direxion Daily Technology Bull 3X Shares	—	3,394,502,732	1,392,371,914	1,974,615,080	—
Direxion Daily Transportation Bull 3X Shares	—	9,138,263	4,299,565	2,122,768	—
Direxion Daily Utilities Bull 3X Shares	—	27,036,657	8,691,597	6,732,315	(20,396)

For further detail on each asset class, see each Fund’s Schedule of Investments.
*	Futures contracts and total return swap contracts are valued at the unrealized appreciation/(depreciation).
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
There were no Level 3 securities held by the Funds or any transfers between levels during the period ended October 31, 2025.
8. VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

187

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of October 31, 2025, the Funds were invested in swap contracts. At October 31, 2025, the fair value of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily 20+ Year Treasury Bear 3X Shares	$—	$6,727,700	$6,727,700
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	186,327,808	186,327,808
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	8,667	8,667
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	1,859,078	1,859,078
Direxion Daily Aerospace & Defense Bull 3X Shares	150,790,006	—	150,790,006
Direxion Daily Consumer Discretionary Bull 3X Shares	7,150,920	—	7,150,920
Direxion Daily Dow Jones Internet Bear 3X Shares	33,481	—	33,481
Direxion Daily Dow Jones Internet Bull 3X Shares	47,027,448	—	47,027,448
Direxion Daily Financial Bear 3X Shares	3,143,976	—	3,143,976
Direxion Daily Financial Bull 3X Shares	160,388,178	—	160,388,178
Direxion Daily FTSE China Bear 3X Shares	3,986,732	—	3,986,732
Direxion Daily FTSE China Bull 3X Shares	409,708,961	—	409,708,961
Direxion Daily FTSE Europe Bull 3X Shares	11,092,612	—	11,092,612
Direxion Daily Healthcare Bull 3X Shares	21,317,452	—	21,317,452
Direxion Daily Homebuilders & Supplies Bull 3X Shares	39,303,453	—	39,303,453
Direxion Daily Industrials Bull 3X Shares	10,689,449	—	10,689,449
Direxion Daily Mid Cap Bull 3X Shares	11,814,217	—	11,814,217
Direxion Daily MSCI Emerging Markets Bear 3X Shares	33,282	—	33,282
Direxion Daily MSCI Emerging Markets Bull 3X Shares	39,994,398	—	39,994,398
Direxion Daily MSCI Mexico Bull 3X Shares	10,298,277	—	10,298,277
Direxion Daily MSCI South Korea Bull 3X Shares	132,464,202	—	132,464,202
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	3,589,905	—	3,589,905
Direxion Daily Real Estate Bear 3X Shares	4,987,962	—	4,987,962
Direxion Daily Real Estate Bull 3X Shares	773,253	—	773,253
Direxion Daily Regional Banks Bull 3X Shares	50,690,738	—	50,690,738
Direxion Daily Retail Bull 3X Shares	8,126,763	—	8,126,763
Direxion Daily S&P 500® Bull 3X Shares	1,483,795,459	—	1,483,795,459
Direxion Daily S&P 500® High Beta Bull 3X Shares	34,482,878	—	34,482,878
Direxion Daily S&P Biotech Bull 3X Shares	438,190,810	—	438,190,810
Direxion Daily Semiconductor Bull 3X Shares	6,887,700,384	—	6,887,700,384
Direxion Daily Small Cap Bear 3X Shares	853,004	—	853,004
Direxion Daily Small Cap Bull 3X Shares	638,450,954	—	638,450,954
Direxion Daily Technology Bull 3X Shares	1,974,615,080	—	1,974,615,080
Direxion Daily Transportation Bull 3X Shares	2,122,768	—	2,122,768
Direxion Daily Utilities Bull 3X Shares	6,732,315	—	6,732,315

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

188

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily 20+ Year Treasury Bear 3X Shares	$—	$2,590,677	$2,590,677
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	41,733,421	41,733,421
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	315,550	315,550
Direxion Daily Dow Jones Internet Bear 3X Shares	2,062,852	—	2,062,852
Direxion Daily Financial Bear 3X Shares	3,052,037	—	3,052,037
Direxion Daily FTSE China Bear 3X Shares	46,405,836	—	46,405,836
Direxion Daily Homebuilders & Supplies Bull 3X Shares	13,506,921	—	13,506,921
Direxion Daily MSCI Emerging Markets Bear 3X Shares	5,838,569	—	5,838,569
Direxion Daily MSCI Emerging Markets Bull 3X Shares	1,169,613	—	1,169,613
Direxion Daily Real Estate Bull 3X Shares	863,620	—	863,620
Direxion Daily Regional Banks Bull 3X Shares	28,303,824	—	28,303,824
Direxion Daily Retail Bull 3X Shares	4,778	—	4,778
Direxion Daily S&P 500® Bear 3X Shares	129,762,349	—	129,762,349
Direxion Daily S&P 500® High Beta Bear 3X Shares	15,179,015	—	15,179,015
Direxion Daily S&P Biotech Bear 3X Shares	36,688,029	—	36,688,029
Direxion Daily Semiconductor Bear 3X Shares	489,769,776	—	489,769,776
Direxion Daily Small Cap Bear 3X Shares	47,236,374	—	47,236,374
Direxion Daily Technology Bear 3X Shares	38,181,361	—	38,181,361
Direxion Daily Utilities Bull 3X Shares	20,396	—	20,396

[2]	Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.
Transactions in derivative instruments during the period ended October 31, 2025 by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily 20+ Year Treasury Bear 3X Shares	Swap Contracts	$—	$27,573,306	$—	$(21,907,478)
Direxion Daily 20+ Year Treasury Bull 3X Shares	Swap Contracts	—	(574,525,346)	—	126,403,643
Direxion Daily 7-10 Year Treasury Bear 3X Shares	Swap Contracts	—	153,302	—	(817,828)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Swap Contracts	—	(2,133,925)	—	2,727,610
Direxion Daily Aerospace & Defense Bull 3X Shares	Swap Contracts	65,934,370	—	121,756,061	—
Direxion Daily Consumer Discretionary Bull 3X Shares	Swap Contracts	4,485,704	—	3,430,907	—
Direxion Daily Dow Jones Internet Bear 3X Shares	Swap Contracts	(11,133,244)	—	315,570	—
Direxion Daily Dow Jones Internet Bull 3X Shares	Swap Contracts	34,131,220	—	20,170,694	—
Direxion Daily Financial Bear 3X Shares	Swap Contracts	(65,256,744)	—	25,047,108	—
Direxion Daily Financial Bull 3X Shares	Swap Contracts	763,848,647	—	(510,539,502)	—
Direxion Daily FTSE China Bear 3X Shares	Swap Contracts	(111,469,707)	—	(70,987,946)	—
Direxion Daily FTSE China Bull 3X Shares	Swap Contracts	(73,085,656)	—	613,335,900	—
Direxion Daily FTSE Europe Bull 3X Shares	Swap Contracts	1,547,836	—	10,156,222	—

189

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Healthcare Bull 3X Shares	Swap Contracts	$(17,518,050)	$—	$3,784,724	$—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Swap Contracts	(152,203,498)	—	(57,647,744)	—
Direxion Daily Industrials Bull 3X Shares	Swap Contracts	5,548,369	—	1,442,533	—
Direxion Daily Mid Cap Bull 3X Shares	Swap Contracts	(10,351,578)	—	608,264	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	Swap Contracts	(5,624,614)	—	(6,274,828)	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Swap Contracts	11,197,537	—	29,505,063	—
Direxion Daily MSCI Mexico Bull 3X Shares	Swap Contracts	(1,988,085)	—	14,683,007	—
Direxion Daily MSCI South Korea Bull 3X Shares	Swap Contracts	13,169,049	—	139,759,775	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Swap Contracts	(1,588,218)	—	1,208,182	—
Direxion Daily Real Estate Bear 3X Shares	Swap Contracts	(12,644,097)	—	15,065,450	—
Direxion Daily Real Estate Bull 3X Shares	Swap Contracts	6,015,255	—	(23,599,615)	—
Direxion Daily Regional Banks Bull 3X Shares	Swap Contracts	189,634,299	—	(258,177,880)	—
Direxion Daily Retail Bull 3X Shares	Swap Contracts	(1,534,086)	—	5,554,486	—
Direxion Daily S&P 500® Bear 3X Shares	Swap Contracts	(173,717,660)	—	(91,161,680)	—
Direxion Daily S&P 500® Bull 3X Shares	Swap Contracts	776,135,954	—	528,302,198	—
Direxion Daily S&P 500® Bull 3X Shares	Futures Contracts	131,420,502	—	(16,603,003)	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	Swap Contracts	(20,595,785)	—	(12,891,903)	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	Swap Contracts	2,922,356	—	31,757,552	—
Direxion Daily S&P Biotech Bear 3X Shares	Swap Contracts	15,067,783	—	(41,345,172)	—
Direxion Daily S&P Biotech Bull 3X Shares	Swap Contracts	(108,291,271)	—	248,263,031	—
Direxion Daily Semiconductor Bear 3X Shares	Swap Contracts	(996,214,031)	—	(615,377,006)	—
Direxion Daily Semiconductor Bull 3X Shares	Swap Contracts	2,300,820,679	—	6,663,078,716	—
Direxion Daily Small Cap Bear 3X Shares	Swap Contracts	(96,549,144)	—	(31,220,665)	—
Direxion Daily Small Cap Bull 3X Shares	Swap Contracts	(98,598,224)	—	400,050,636	—
Direxion Daily Technology Bear 3X Shares	Swap Contracts	(57,665,479)	—	(42,853,074)	—
Direxion Daily Technology Bull 3X Shares	Swap Contracts	383,040,616	—	1,405,670,298	—
Direxion Daily Transportation Bull 3X Shares	Swap Contracts	(2,007,002)	—	922,490	—
Direxion Daily Utilities Bull 3X Shares	Swap Contracts	16,723,192	—	(13,343,580)	—

[1]	Statements of Operations location: Net realized gain (loss) on swap and futures contracts.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap and futures contracts.

190

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
For the period ended October 31, 2025, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts	Long Futures Contracts
Direxion Daily 20+ Year Treasury Bear 3X Shares	$—	$558,247,898	$—
Direxion Daily 20+ Year Treasury Bull 3X Shares	11,870,615,310	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	36,179,593	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	114,949,311	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	542,495,884	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	50,238,885	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	33,032,948	—
Direxion Daily Dow Jones Internet Bull 3X Shares	322,144,142	—	—
Direxion Daily Financial Bear 3X Shares	—	329,042,931	—
Direxion Daily Financial Bull 3X Shares	5,389,201,793	—	—
Direxion Daily FTSE China Bear 3X Shares	—	672,186,199	—
Direxion Daily FTSE China Bull 3X Shares	3,218,780,911	—	—
Direxion Daily FTSE Europe Bull 3X Shares	68,353,721	—	—
Direxion Daily Healthcare Bull 3X Shares	344,880,105	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	884,488,212	—	—
Direxion Daily Industrials Bull 3X Shares	76,583,840	—	—
Direxion Daily Mid Cap Bull 3X Shares	170,289,816	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	47,539,033	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	228,290,000	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	51,128,566	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	261,525,832	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	27,154,576	—	—
Direxion Daily Real Estate Bear 3X Shares	—	154,692,889	—
Direxion Daily Real Estate Bull 3X Shares	152,857,545	—	—
Direxion Daily Regional Banks Bull 3X Shares	1,549,715,652	—	—
Direxion Daily Retail Bull 3X Shares	77,059,816	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	1,299,325,419	—
Direxion Daily S&P 500® Bull 3X Shares	10,459,227,038	—	401,695,000
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	72,975,455	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	100,850,525	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	193,992,694	—
Direxion Daily S&P Biotech Bull 3X Shares	1,600,579,292	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	2,817,443,287	—
Direxion Daily Semiconductor Bull 3X Shares	23,038,569,281	—	—
Direxion Daily Small Cap Bear 3X Shares	—	909,175,198	—
Direxion Daily Small Cap Bull 3X Shares	4,435,737,447	—	—
Direxion Daily Technology Bear 3X Shares	—	259,958,579	—
Direxion Daily Technology Bull 3X Shares	7,025,993,221	—	—
Direxion Daily Transportation Bull 3X Shares	36,410,879	—	—
Direxion Daily Utilities Bull 3X Shares	84,899,953	—	—

The Funds utilize this volume of derivatives in order to obtain leverage to meet the investment objectives of 300% or -300% daily performance of their respective indices.

191

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
9. PRINCIPAL RISKS
Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.
Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.
Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in performance relative to the index performance times the stated fund multiple.
Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.
In addition, the Fund’s investments in derivatives are subject to the following risks:
• Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

192

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
• Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. Futures contracts are also subject to leverage risk.
Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap and future agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.
Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.
10. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
In this reporting period, the Trust adopted Financial Accounting Standards Board ASU 2023-07, Segment Reporting (Topic 280). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of the Direxion Shares ETF Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal investment strategies as described in its prospectus and executed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

193

Direxion Shares ETF Trust
Notes to the Financial Statements
October 31, 2025(Continued)
In this reporting period, the Funds adopted FSB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures. Adoption of the new standard impacted financial statements disclosures only and did not affect any Fund’s financial position or the results of its operations.
11. ADDITIONAL INFORMATION
On November 4, 2024, February 10, 2025, and September 29, 2025, shares of the following Funds were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily Dow Jones Internet Bear 3X Shares	11/04/2024	1:10	4.78	47.80	3,469,952	346,995
Direxion Daily FTSE China Bear 3X Shares	11/04/2024	1:20	3.65	73.00	48,227,337	2,411,367
Direxion Daily Technology Bear 3X Shares	11/04/2024	1:10	5.44	54.40	14,900,260	1,490,026
Direxion Daily MSCI South Korea Bull 3X Shares	2/10/2025	1:10	4.02	40.20	22,800,001	2,280,000
Direxion Daily Financial Bear 3X Shares	9/29/2025	1:10	4.05	40.50	25,803,350	2,580,335
Direxion Daily MSCI Emerging Markets Bear 3X Shares	9/29/2025	1:10	4.17	41.70	3,345,232	334,523
Direxion Daily S&P 500® Bear 3X Shares	9/29/2025	1:10	3.87	38.70	113,676,918	11,367,692
Direxion Daily S&P Biotech Bear 3X Shares	9/29/2025	1:10	4.33	43.30	16,066,024	1,606,602

12. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
On December 9, 2025, certain Funds declared capital gain distributions with an ex-date of December 10, 2025 and payable date of December 17, 2025. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Short Term Capital Gain Distribution
Direxion Daily Aerospace & Defense Bull 3X Shares	$5.54955
Direxion Daily Financial Bull 3X Shares	12.09494
Direxion Daily Industrials Bull 3X Shares	7.27296
Direxion Daily S&P 500® High Beta Bull 3X Shares	1.41267
Direxion Daily Technology Bull 3X Shares	8.03759

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Notes to the Financial Statements
October 31, 2025(Continued)
On December 22, 2025, certain Funds declared income distributions with an ex-date of December 23, 2025 and payable date of December 31, 2025. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Daily 20+ Year Treasury Bear 3X Shares	$0.11636
Direxion Daily 20+ Year Treasury Bull 3X Shares	0.45913
Direxion Daily 7-10 Year Treasury Bear 3X Shares	0.04777
Direxion Daily 7-10 Year Treasury Bull 3X Shares	0.24695
Direxion Daily Consumer Discretionary Bull 3X Shares	0.01545
Direxion Daily Dow Jones Internet Bear 3X Shares	0.17049
Direxion Daily Financial Bear 3X Shares	0.16322
Direxion Daily Financial Bull 3X Shares	0.38735
Direxion Daily FTSE China Bear 3X Shares	0.28563
Direxion Daily FTSE China Bull 3X Shares	0.10712
Direxion Daily FTSE Europe Bull 3X Shares	0.14778
Direxion Daily Healthcare Bull 3X Shares	0.29121
Direxion Daily Homebuilders & Supplies Bull 3X Shares	0.05359
Direxion Daily Industrials Bull 3X Shares	0.03895
Direxion Daily Mid Cap Bull 3X Shares	0.06428
Direxion Daily MSCI Emerging Markets Bear 3X Shares	0.19790
Direxion Daily MSCI Emerging Markets Bull 3X Shares	0.09799
Direxion Daily MSCI Mexico Bull 3X Shares	0.15744
Direxion Daily MSCI South Korea Bull 3X Shares	1.47514
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	0.03265
Direxion Daily Real Estate Bear 3X Shares	0.09733
Direxion Daily Real Estate Bull 3X Shares	0.04974
Direxion Daily Regional Banks Bull 3X Shares	0.62591
Direxion Daily S&P 500® Bear 3X Shares	0.19342
Direxion Daily S&P 500® Bull 3X Shares	0.17186
Direxion Daily S&P 500® High Beta Bear 3X Shares	0.05100
Direxion Daily S&P Biotech Bear 3X Shares	0.22872
Direxion Daily S&P Biotech Bull 3X Shares	0.90971
Direxion Daily Semiconductor Bear 3X Shares	0.04087
Direxion Daily Small Cap Bear 3X Shares	0.03410
Direxion Daily Small Cap Bull 3X Shares	0.03033
Direxion Daily Technology Bear 3X Shares	0.18919
Direxion Daily Transportation Bull 3X Shares	0.02882
Direxion Daily Utilities Bull 3X Shares	0.13670

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Direxion Daily 20+ Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily Aerospace & Defense Bull 3X Shares, Direxion Daily Consumer Discretionary Bull 3X Shares, Direxion Daily Dow Jones Internet Bear 3X Shares, Direxion Daily Dow Jones Internet Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily FTSE China Bear 3X Shares, Direxion Daily FTSE China Bull 3X Shares, Direxion Daily FTSE Europe Bull 3X Shares, Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Homebuilders & Supplies Bull 3X Shares, Direxion Daily Industrials Bull 3X Shares, Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bear 3X Shares, Direxion Daily MSCI Emerging Markets Bull 3X Shares, Direxion Daily MSCI Mexico Bull 3X Shares, Direxion Daily MSCI South Korea Bull 3X Shares, Direxion Daily Pharmaceutical & Medical Bull 3X Shares, Direxion Daily Real Estate Bear 3X Shares, Direxion Daily Real Estate Bull 3X Shares, Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Retail Bull 3X Shares, Direxion Daily S&P 500® Bear 3X Shares, Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily S&P 500® High Beta Bear 3X Shares, Direxion Daily S&P 500® High Beta Bull 3X Shares, Direxion Daily S&P Biotech Bear 3X Shares, Direxion Daily S&P Biotech Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Transportation Bull 3X Shares, Direxion Daily Utilities Bull 3X Shares and the Board of Trustees of Direxion Shares ETF Trust.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Direxion Daily 20+ Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily Aerospace & Defense Bull 3X Shares, Direxion Daily Consumer Discretionary Bull 3X Shares, Direxion Daily Dow Jones Internet Bear 3X Shares, Direxion Daily Dow Jones Internet Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily FTSE China Bear 3X Shares, Direxion Daily FTSE China Bull 3X Shares, Direxion Daily FTSE Europe Bull 3X Shares, Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Homebuilders & Supplies Bull 3X Shares, Direxion Daily Industrials Bull 3X Shares, Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bear 3X Shares, Direxion Daily MSCI Emerging Markets Bull 3X Shares, Direxion Daily MSCI Mexico Bull 3X Shares, Direxion Daily MSCI South Korea Bull 3X Shares, Direxion Daily Pharmaceutical & Medical Bull 3X Shares, Direxion Daily Real Estate Bear 3X Shares, Direxion Daily Real Estate Bull 3X Shares, Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Retail Bull 3X Shares, Direxion Daily S&P 500® Bear 3X Shares, Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily S&P 500® High Beta Bear 3X Shares, Direxion Daily S&P 500® High Beta Bull 3X Shares, Direxion Daily S&P Biotech Bear 3X Shares, Direxion Daily S&P Biotech Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Transportation Bull 3X Shares and Direxion Daily Utilities Bull 3X Shares (collectively referred to as the “Funds”), (40 of the funds constituting Direxion Shares ETF Trust (the “Trust”)), including the schedules of investments, as of October 31, 2025, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (40 of the funds constituting Direxion Shares ETF Trust) at October 31, 2025, and the results of their operations for the year then ended, changes in net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.
Minneapolis, Minnesota
December 23, 2025

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ADDITIONAL INFORMATION (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website www.direxion.com.
FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualified interest income rate (“QII”), and the qualified short-term gain rate (“QSTG”) is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Daily 20+ Year Treasury Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily 20+ Year Treasury Bull 3X Shares	72.46%	72.46%	0.00%	0.00%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	83.89%	83.89%	0.00%	0.00%
Direxion Daily Aerospace & Defense Bull 3X Shares	3.66%	3.66%	0.00%	94.79%
Direxion Daily Consumer Discretionary Bull 3X Shares	80.69%	80.69%	0.00%	0.00%
Direxion Daily Dow Jones Internet Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Dow Jones Internet Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily Financial Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Financial Bull 3X Shares	5.64%	5.64%	0.00%	0.00%
Direxion Daily FTSE China Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily FTSE China Bull 3X Shares	74.68%	74.68%	0.00%	0.00%
Direxion Daily FTSE Europe Bull 3X Shares	72.91%	72.91%	0.00%	0.00%
Direxion Daily Healthcare Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	51.70%	51.70%	0.00%	0.00%
Direxion Daily Industrials Bull 3X Shares	6.22%	6.22%	0.00%	88.14%
Direxion Daily Mid Cap Bull 3X Shares	81.27%	81.27%	0.00%	0.00%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSCI Emerging Markets Bull 3X Shares	2.91%	2.91%	0.00%	0.00%
Direxion Daily MSCI Mexico Bull 3X Shares	66.97%	66.97%	0.00%	0.00%
Direxion Daily MSCI South Korea Bull 3X Shares	67.27%	67.27%	0.00%	0.00%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	71.63%	71.63%	0.00%	0.00%
Direxion Daily Real Estate Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Real Estate Bull 3X Shares	51.13%	51.13%	0.00%	0.00%
Direxion Daily Regional Banks Bull 3X Shares	6.05%	6.05%	0.00%	0.00%
Direxion Daily Retail Bull 3X Shares	98.01%	98.01%	0.00%	0.00%
Direxion Daily S&P 500® Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P 500® Bull 3X Shares	3.86%	3.86%	0.00%	0.00%
Direxion Daily Small Cap Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Small Cap Bear 3X Shares	9.60%	9.60%	0.00%	0.00%
Direxion Daily S&P 500® High Beta Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P 500® High Beta Bull 3X Shares	11.79%	11.79%	0.00%	0.00%
Direxion Daily S&P Biotech Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P Biotech Bull 3X Shares	3.23%	3.23%	0.00%	0.00%
Direxion Daily Semiconductor Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Semiconductor Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Technology Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Technology Bull 3X Shares	2.32%	2.32%	0.00%	26.34%
Direxion Daily Transportation Bull 3X Shares	92.76%	92.76%	0.00%	0.00%
Direxion Daily Utilities Bull 3X Shares	5.97%	5.97%	0.00%	0.00%

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ADDITIONAL INFORMATION (Unaudited)(Continued)
The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ending October 31, 2025. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
DISCLOSURE OF PORTFOLIO HOLDINGS
Each Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling 1-800-850-0511. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-800-850-0511, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.direxion.com. Information on how the Funds voted proxies related to portfolio securities during the period ended October 31, 2025, is available without charge, upon request, by calling 1-800-850-0511 or by accessing the website of the SEC.

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FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $225,000 annual retainer (paid in monthly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees fees and expenses”.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust (the “ETF Trust”) annually considers the renewal of the Investment Advisory Agreement (the “Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the ETF Trust, on behalf of the Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily S&P 500® Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily FTSE China Bull 3X Shares, Direxion Daily FTSE China Bear 3X Shares, Direxion Daily FTSE Europe Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bear 3X Shares, Direxion Daily MSCI Mexico Bull 3X Shares, Direxion Daily MSCI South Korea Bull 3X Shares, Direxion Daily Aerospace & Defense Bull 3X Shares, Direxion Daily Consumer Discretionary Bull 3X Shares, Direxion Daily Dow Jones Internet Bull 3X Shares, Direxion Daily Dow Jones Internet Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Homebuilders & Supplies Bull 3X Shares, Direxion Daily Industrials Bull 3X Shares, Direxion Daily Pharmaceutical & Medical Bull 3X Shares, Direxion Daily Real Estate Bull 3X Shares, Direxion Daily Real Estate Bear 3X Shares, Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Retail Bull 3X Shares, Direxion Daily S&P 500® High Beta Bull 3X Shares, Direxion Daily S&P 500® High Beta Bear 3X Shares, Direxion Daily S&P Biotech Bull 3X Shares, Direxion Daily S&P Biotech Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily Transportation Bull 3X Shares, Direxion Daily Utilities Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares, and the Direxion Daily 20+ Year Treasury Bear 3X Shares, each a series of the ETF Trust. Each series of the ETF Trust listed above is referred to herein as a “Fund” and collectively as the “Funds.”
At a meeting held on August 20, 2025, the Board, including those members of the Board (“Trustees”) who are not “interested persons” of the ETF Trust as defined in the 1940 Act (the “Independent Trustees”), approved the renewal of the Agreement on behalf of each Fund. The Independent Trustees had previously considered information pertaining to the renewal of the Agreement for each Fund outside the presence of the Adviser’s representatives in executive sessions held on August 6, and August 20, 2025. The Board, including the Independent Trustees, determined that the terms of the Agreement for each Fund were fair and reasonable and that the renewal of the Agreement would be in the best interests of each Fund’s shareholders.
In considering whether to renew the Agreement for each Fund, the Board requested, and the Adviser provided, information that the Board and Adviser reasonably believed to be necessary to evaluate the Agreement. Among other information, the Board obtained and reviewed the following about each Fund:
•	Information regarding the advisory services provided by the Adviser to the Fund;
•
The investment objectives of the Fund, which require daily rebalancing and the utilization of complex financial instruments that are not typical of traditional index-tracking exchange-traded funds (“ETFs”);

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FORM N-CSR ITEMS (Unaudited)(Continued)
•	The level of attention and services required by the Adviser due to the large and frequent trading activity of the Fund;
•	Information about the professional qualifications of the Adviser’s management team and those employees primarily responsible for providing investment advisory services to the Fund;
•	Information regarding the Fund’s contractual advisory fee rate for the prior year;
•
Information regarding advisory fees earned, and reimbursements and waivers made, by the Adviser in connection with providing services to the Fund for the prior year, given the expense cap provided by the Adviser under the Operating Expense Limitation Agreement (“Expense Cap Agreement”);

•
Information regarding the services provided by, and the fees paid by the Fund to, the Adviser under the Management Services Agreement for the prior year as separate and distinct from the fees paid and the services provided under the Agreement;

•	Fund performance information, including the Fund’s tracking error relative to its underlying index both on a statistical and model basis;
•
Comparative industry fee data, including a comparison of the Fund to other funds that have a similar asset size, investment objective and, if applicable, industry focus (each, a “Peer Fund” and collectively, its “Peer Group”), which the Adviser expanded to reflect the growing number of Peer Funds;

•	Information regarding the estimated costs investors would incur if they sought to implement independently the Fund’s strategy within their personal portfolios;
•
Information regarding the consolidated financial condition and profitability of the Fund to the Adviser, including the extent to which economies of scale are shared with the Fund through reimbursements and waivers, including the Expense Cap Agreement and breakpoints; and

•	Information regarding how the Adviser monitors the Fund’s compliance with regulatory requirements and Trust procedures.
With respect to each Fund, the Board considered that it had also received information relevant to its consideration quarterly and, most recently, throughout the past year at executive sessions and Board meetings in connection with its routine oversight of the Fund, including information bearing on the Fund’s performance. In this regard, the Trustees considered that they receive at least quarterly reports on each Fund’s performance and information bearing on the Adviser’s and Fund’s regulatory compliance. The Board received a memorandum from legal counsel regarding its responsibilities with respect to the proposed renewal of the Agreement and participated in a question-and-answer session with representatives of the Adviser. The Board carefully evaluated the relevant information, and the Independent Trustees were advised by independent legal counsel with respect to their deliberations.
For each Fund, the Board considered, among other matters, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance; (3) the profit earned or loss experienced by the Adviser in connection with its provision of advisory services to the Fund; (4) the extent to which economies of scale might be realized as the Fund grows and to which the advisory fee rate and/or net expense ratio reflects these economies of scale for the benefit of the Fund’s shareholders; (5) how the Agreement compares in terms of services and fees with the advisory arrangements of Peer Funds; and (6) other benefits derived or anticipated to be derived and identified by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was determinative to its renewal of the Agreement, and each Trustee may have afforded different weight to different factors.
Nature, Extent and Quality of Services Provided. The Board reviewed, among other things, the Adviser’s business, assets under management, financial resources and capitalization, quality and quantity of personnel, experience, the variety and complexity of its investment strategies, brokerage practices, the adequacy of its risk and compliance systems and processes, and its reinvestment in each of these areas of the business. The Board reviewed the scope of services to be provided by the Adviser to each Fund under the Agreement and considered there would be no significant differences between the scope of services provided during the past year and those to be provided in the upcoming year. The Board also considered the Adviser’s representation that it would continue to provide services to

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FORM N-CSR ITEMS (Unaudited)(Continued)
each Fund that are of materially the same quality as the services that have been provided to the Fund in the past, and it considered the appropriate scope of the services in light of the relevant Fund’s operations and the evolving competitive and regulatory landscape.
For each Fund, the Board considered the quality of the Adviser’s personnel, operations, systems and processes required to manage the Fund effectively. The Board considered that the Adviser’s systems and processes have been consistently enhanced over time and may not be present at other investment advisers. The Board also considered the Adviser’s augmentation of its staff over time, including in key management, legal, and technology roles. In addition, the Board considered, as applicable: (1) the Adviser’s success in achieving the Fund’s daily leveraged investment objective, including its ability to adapt to changes in the level of assets under management; (2) the techniques the Adviser has developed and uses in managing the Fund’s leverage, such as index optimization and representative sampling strategies as well as the extent to which the Fund requires the Adviser to negotiate and enter into specialized agreements and hone skills for trading and monitoring complex financial instruments; (3) the size, professional experience and skills of the Adviser’s portfolio management, trading, risk, compliance, and legal staff, as well as the Adviser’s ability to recruit, train, and retain personnel with the experience and expertise necessary to operate the Fund; (4) information regarding the Adviser’s management, including risk management, of derivatives trading on behalf of the Fund, including the selection of swap counterparties and the negotiation of favorable derivatives contract terms; (5) the difficulty inherent in managing leveraged and inverse strategies in a tax efficient manner and the Adviser’s ability to do so; and (6) the Adviser’s adherence to its and the Trust’s compliance policies and procedures. The Board considered that the Adviser oversees all aspects of the operation of each Fund.
Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate charged to each Fund by the Adviser in light of the investment advisory services provided by the Adviser. In this regard, the Board considered the ability of investors to achieve independently the investment objective of the applicable Fund and the costs to investors of seeking to do so by utilizing a margin account or other means. The Board reviewed information provided by the Adviser comparing the hypothetical cost for shareholders to replicate the Funds’ leveraged and inverse investment strategies by means other than through an investment in the applicable Fund. The Board considered that an investor would need to devote significant time to managing his or her portfolio in order to implement independently any Fund’s investment strategy and that, in most cases, seeking to do so would be more expensive than investing in the applicable Fund, even cost-prohibitive in certain cases. From this perspective, the Board considered the cost effectiveness for investors of investing and trading in Fund shares to achieve certain investment objectives.
The Board further considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of fee rates paid by other registered investment companies offering strategies similar in nature to the Fund. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare each Fund’s contractual advisory fee rates, expense cap, and gross and net expense ratios with those of Peer Funds. The Board considered the historical difficulty in compiling broad and diverse Peer Groups for the Funds because, by design, each Fund is unique and, therefore, few (if any) fund complexes have funds with substantially similar investment objectives and operations. They observed, however, that recent regulatory changes have resulted in more ETF sponsors operating and offering leveraged and inverse strategies, and that this development allows the Board to consider information from broader Peer Groups for the Funds than in the past.
The Board considered that the Peer Group reports included the contractual advisory fee rate and net and gross expense ratios for each Fund and each Peer Fund. More specifically, the Board considered that each Fund had an advisory fee rate that was at equal to or below each of the median and average of its Peer Group and each Fund, other than the Direxion Daily S&P 500® High Beta Bull 3X Shares, Direxion Daily S&P 500® High Beta Bear 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, and the Direxion Daily 7-10 Year Treasury Bear 3X Shares had a net expense ratio that was equal to or below each of the median and average of its Peer Group for the 12-month period ended June 30, 2025. The Board considered that the Direxion Daily S&P 500® High Beta Bull 3X Shares, Direxion Daily S&P 500® High Beta Bear 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, and the Direxion Daily 7-10 Year Treasury Bear 3X Shares each had a net expense ratio that was equal to the median of its Peer Group, and above the average of its Peer Group for the 12-month period ended June 30, 2025. The Board considered that the Adviser had agreed to limit the total expenses of each Fund (subject to certain exclusions) for the next year by contractually agreeing to pay certain expenses of the Fund under the Expense Cap Agreement. Additionally, the Board considered that the

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Adviser had agreed to breakpoints in its investment advisory fee rate schedule at various average daily net asset levels for the Funds under the Advisory Fee Waiver Agreement (the “Fee Waiver Agreement”).
Performance of the Funds. In evaluating the performance of each Fund, the Board considered reports provided to it in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board considered the extent to which each Fund tracked, as applicable, the daily leveraged or inverse performance of its underlying index. The Board considered that, given the investment objectives of each Fund, such tracking error provided a more meaningful indicia of the quality of the Adviser’s services than a Fund’s total return, but observed that certain Funds’ total returns were high, including where not highly correlated with the model return. Thus, to evaluate each Fund’s tracking of its underlying index, the Trustees reviewed two measures of tracking error – namely, the correlation of each Fund’s returns to model performance returns (“Tracking Difference”), and the standard deviation of the daily Tracking Differences (“Statistical Tracking Error”) for each of the last two years, or since inception if a Fund did not have two full years of operations. They also reviewed a qualitative tracking error analysis provided by the Adviser. The Board considered that each Fund’s Tracking Difference and Statistical Tracking Error were within expected ranges, particularly in light of higher interest rates, except for the Direxion Daily 20+ Year Treasury Bear 3X Shares. Further, with respect to the exception, the Board considered the Adviser’s explanation that the pricing time for that Fund’s reference asset contributed to its Statistical Tracking Error being outside of the expected range. In addition, the Board considered the total return of each Fund for the one-year period ended June 30, 2025. After reviewing the performance of the Funds, the Board concluded that the performance of each Fund was satisfactory.
Costs of Services Provided to the Funds and Profits Realized by the Adviser. The Board reviewed information about and considered the profitability of each Fund to the Adviser based on the effective advisory fee rate paid under the Agreement, given waivers, reimbursements and the expense cap, and the overall profitability of the Adviser, as reflected in the Adviser’s profitability analysis. In reviewing these materials, the Board considered information provided by the Adviser concerning the methodology it uses to determine its expenses applicable to each Fund. The Board considered that the Adviser had recently reviewed and refined its expense allocation methodology.
In order to assess the reasonableness of the profitability of each Fund to the Adviser, the Board considered the significant drivers of cost for the Adviser including, but not limited to, its acceptance of entrepreneurial risk, its expenditure of intellectual capital, its dedication of personnel resources to daily portfolio management activities (such as creation and redemption activity and the daily rebalancing of the Funds), regulatory compliance, and risk mitigation. Further, the Board considered that the assets under management in the Funds and the Adviser’s annual profitability may be more variable than the assets under management and profitability of other advisers in light of the tactical nature of the strategies pursued by most of the Funds and in light of other advisers having more diversified financial services businesses lines.
Economies of Scale. The Board considered the Adviser’s advisory fee rate schedule for each Fund as set forth in the Agreement and, when applicable, modified by the breakpoints included in the Fee Waiver Agreement. The Board considered that the Fee Waiver Agreement resulted in the Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares, Direxion Daily Technology Bull 3X Shares and the Direxion Daily Semiconductor Bull 3X Shares paying reduced advisory fee rates and that the Fee Waiver Agreement applies to each Fund. The Board also considered the Adviser’s explanation as to why the breakpoints in the Fee Waiver Agreement are appropriate and allow the Funds to share in economies of scale. In this regard, among other information, the Board considered that a report examining the Adviser’s approach to sharing economies of scale with the Funds had previously been provided by a consultant and that the report indicated that breakpoints are not ubiquitous in the fund industry, particularly among ETFs. The Board further considered that, according to the report, many funds (including ETFs) that do have breakpoints in their advisory fee schedules do not achieve sufficient asset levels for the breakpoints to actually reduce the advisory fee rates. In this regard, the Board noted that the breakpoints in the Fee Waiver Agreement reduce the advisory fee rate charged to Funds with respect to assets in excess of certain thresholds beginning at $1.5 billion in average daily net assets. The Board considered that the breakpoints in the Fee Waiver Agreement further reduce the advisory fee rate as average daily net assets grow, with the highest waiver tier applicable to average daily net assets equal to and above $3.0 billion. Further, the Board compared the breakpoints applicable to the Funds under the Fee Waiver Agreement to those, if any, of Peer Funds, and considered that the Funds’ breakpoints are generally more favorable than those applicable to Peer Funds.

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Other Benefits. The Board considered indirect and “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds. In this regard, the Board considered that each Fund pays a fee to the Adviser under the Management Services Agreement, and such payment is a fall-out benefit. The Board also considered that the Adviser may leverage its personnel and infrastructure to manage other accounts and may leverage its relationships in the financial services industry, which are partially a function of its activities on behalf of the Funds, to build relationships in the industry for itself and its affiliates, which may benefit business lines that are not related to the Funds.
Conclusion. Based on, but not limited to, the above considerations, the Board, including the Independent Trustees, determined that the Agreement is fair and reasonable to each Fund in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Adviser’s expenses and profitability, the ability of various Funds to share in potential economies of scale, and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreement was in the best interests of each Fund and its shareholders. On this basis, the Board voted in favor of the renewal of the Agreement with respect to each Fund.

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(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date:	January 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date:	January 2, 2026

By (Signature and Title)	/s/ Corey Noltner
Corey Noltner, Principal Financial Officer

Date:	January 2, 2026